UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:(415) 670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® AGGRESSIVE ALLOCATION ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 51.31%
iShares Core S&P 500 ETF[a]	376,238	$71,312,150
iShares Core S&P Mid-Cap ETF[a]	313,954	42,477,976
iShares Core S&P Small-Cap ETF[a]	101,289	10,851,091

		124,641,217
DOMESTIC FIXED INCOME — 14.64%
iShares Core Total U.S. Bond Market ETF[a]	198,590	21,564,888
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	70,620	6,662,291
iShares Short Treasury Bond ETF[a]	28,875	3,184,046
iShares TIPS Bond ETF[a]	36,508	4,146,579

		35,557,804
DOMESTIC REAL ESTATE — 3.77%
iShares Cohen & Steers REIT ETF[a]	107,299	9,168,700

		9,168,700
INTERNATIONAL EQUITY — 30.26%
iShares MSCI EAFE ETF[a]	798,003	54,519,565
iShares MSCI Emerging Markets ETF[a,b]	459,366	18,985,597

		73,505,162

TOTAL INVESTMENT COMPANIES
(Cost: $209,825,207)		242,872,883

SHORT-TERM INVESTMENTS — 7.41%

MONEY MARKET FUNDS — 7.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	17,007,564	17,007,564
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	925,568	925,568

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	77,372	$77,372

		18,010,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,010,504)		18,010,504

TOTAL INVESTMENTS IN SECURITIES — 107.39%
(Cost: $227,835,711)		260,883,387
Other Assets, Less Liabilities — (7.39)%		(17,947,934)

NET ASSETS — 100.00%		$242,935,453

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

AUTOMOBILES — 2.25%
Great Wall Motor Co. Ltd. Class H	23,311,500	$105,539,724

		105,539,724
CAPITAL MARKETS — 0.85%
CITIC Securities Co. Ltd. Class H	19,952,500	40,044,745

		40,044,745
COMMERCIAL BANKS — 37.30%
Agricultural Bank of China Ltd. Class H	444,367,000	186,278,949
Bank of China Ltd. Class H	668,634,000	294,090,810
Bank of Communications Co. Ltd. Class H	181,728,200	112,981,668
China CITIC Bank Corp. Ltd. Class H	171,251,000	102,050,165
China Construction Bank Corp. Class H	620,108,320	427,917,413
China Merchants Bank Co. Ltd. Class H	103,585,938	184,916,435
China Minsheng Banking Corp. Ltd. Class Ha	114,722,000	115,419,697
Industrial and Commercial Bank of China Ltd. Class H	547,635,995	326,341,706

		1,749,996,843
CONSTRUCTION MATERIALS — 2.14%
Anhui Conch Cement Co. Ltd. Class Ha	26,981,500	100,229,877

		100,229,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.32%
China Telecom Corp. Ltd. Class H	365,286,000	187,523,076
China Unicom (Hong Kong) Ltd.	101,582,000	155,920,184

		343,443,260
INSURANCE — 13.33%
China Life Insurance Co. Ltd. Class H	68,479,000	176,478,381
China Pacific Insurance (Group) Co. Ltd. Class H	50,099,200	157,027,488
People’s Insurance Co. Group of China Ltd. Class H	86,154,000	33,004,299
PICC Property and Casualty Co. Ltd. Class H	67,598,000	89,109,368
Ping An Insurance (Group) Co. of China Ltd. Class H	22,937,500	169,675,103

		625,294,639
INTERNET SOFTWARE & SERVICES — 8.17%
Tencent Holdings Ltd.[a]	6,147,900	383,170,741

		383,170,741
OIL, GAS & CONSUMABLE FUELS — 16.68%
China Petroleum & Chemical Corp. Class H	210,402,600	185,900,387
China Shenhua Energy Co. Ltd. Class H	70,171,500	190,072,231
CNOOC Ltd.	119,309,000	197,287,627
PetroChina Co. Ltd. Class H	180,832,000	209,454,763

		782,715,008

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.83%
China Overseas Land & Investment Ltd.[a]	73,364,000	$179,983,268

		179,983,268
WIRELESS TELECOMMUNICATION SERVICES — 8.08%
China Mobile Ltd.	39,894,000	379,239,609

		379,239,609

TOTAL COMMON STOCKS
(Cost: $5,320,842,910)		4,689,657,714

SHORT-TERM INVESTMENTS — 4.14%

MONEY MARKET FUNDS — 4.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	184,280,296	184,280,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	10,028,716	10,028,716
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	272,416	272,416

		194,581,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,581,428)		194,581,428

TOTAL INVESTMENTS IN SECURITIES — 104.09%
(Cost: $5,515,424,338)		4,884,239,142
Other Assets, Less Liabilities — (4.09)%		(192,100,633)

NET ASSETS — 100.00%		$4,692,138,509

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of April 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
30	H-Shares Index (May 2014)	Hong Kong Futures Exchange	$1,879,051	$(36,927)

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® CONSERVATIVE ALLOCATION ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 20.11%
iShares Core S&P 500 ETF[a]	122,586	$23,234,950
iShares Core S&P Mid-Cap ETF[a]	22,822	3,087,817
iShares Core S&P Small-Cap ETF[a]	59,206	6,342,739

		32,665,506
DOMESTIC FIXED INCOME — 65.72%
iShares Core Total U.S. Bond Market ETF[a]	511,524	55,546,391
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	115,337	10,880,893
iShares Short Treasury Bond ETF[a]	288,324	31,793,487
iShares TIPS Bond ETF[a]	75,232	8,544,851

		106,765,622
INTERNATIONAL EQUITY — 14.12%
iShares MSCI EAFE ETF[a]	297,143	20,300,810
iShares MSCI Emerging Markets ETF[a,b]	64,084	2,648,591

		22,949,401

TOTAL INVESTMENT COMPANIES
(Cost: $153,583,420)		162,380,529

SHORT-TERM INVESTMENTS — 8.43%

MONEY MARKET FUNDS — 8.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	12,914,061	12,914,061
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	702,796	702,796
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	81,978	81,978

		13,698,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,698,835)		13,698,835

TOTAL INVESTMENTS IN SECURITIES — 108.38%
(Cost: $167,282,255)		176,079,364
Other Assets, Less Liabilities — (8.38)%		(13,613,888)

NET ASSETS — 100.00%		$162,465,476

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.62%

AUSTRALIA — 7.72%
Abacus Property Group	45,773	$103,483
Acrux Ltd.	46,368	44,466
Adelaide Brighton Ltd.	68,000	246,351
AGL Energy Ltd.	78,927	1,153,257
Ainsworth Game Technology Ltd.	17,378	66,822
ALS Ltd.	55,251	383,946
Alumina Ltd.[a]	360,876	451,399
Amcor Ltd.	169,646	1,617,438
AMP Ltd.	415,866	1,945,868
Ansell Ltd.	21,443	359,412
APA Group	118,634	732,069
APN News & Media Ltd.[a]	130,368	85,763
Aquarius Platinum Ltd.[a,b]	78,932	28,157
Aquila Resources Ltd.[a]	30,635	70,962
ARB Corp. Ltd.	9,116	103,046
Ardent Leisure Group	71,172	176,072
Aristocrat Leisure Ltd.	65,655	305,988
Arrium Ltd.	196,792	216,982
Asciano Ltd.	137,647	689,974
ASX Ltd.	27,043	890,514
Atlas Iron Ltd.	119,611	100,297
Aurizon Holdings Ltd.	282,605	1,356,370
Aurora Oil and Gas Ltd.[a,b]	56,500	213,588
Ausdrill Ltd.	45,050	38,819
Austin Engineering Ltd.	11,892	22,698
Australand Property Group	49,791	197,453
Australia and New Zealand Banking Group Ltd.	385,295	12,305,616
Australian Agricultural Co. Ltd.[a]	73,744	87,459
Automotive Holdings Group	32,384	120,022
Aveo Group	56,547	106,359
AWE Ltd.[a]	76,561	111,017
Bank of Queensland Ltd.	49,961	567,532
Beach Energy Ltd.	181,658	288,660
Beadell Resources Ltd.[a]	149,575	91,469
Bendigo and Adelaide Bank Ltd.	56,704	604,725
BHP Billiton Ltd.	452,273	15,819,265
BlueScope Steel Ltd.[a]	79,173	474,624
Boral Ltd.	110,015	580,006
Bradken Ltd.	25,773	101,012
Brambles Ltd.	219,644	1,919,109
Buru Energy Ltd.[a,b]	44,102	47,809
BWP Trust	74,513	172,600
Cabcharge Australia Ltd.	20,993	75,470
Caltex Australia Ltd.	19,352	399,314
Cardno Ltd.	22,148	143,238
carsales.com Ltd.	27,595	277,414
CFS Retail Property Trust Group	290,994	541,937
Challenger Diversified Property Group	26,923	68,351
Challenger Ltd.	77,460	505,982
Charter Hall Group	40,062	155,902
Charter Hall Retail REIT	44,970	160,834
Coca-Cola Amatil Ltd.	80,955	693,832
Cochlear Ltd.	8,084	439,601
Commonwealth Bank of Australia	226,225	16,538,126
Computershare Ltd.	65,954	754,704
Cromwell Group	193,681	177,661

Security	Shares	Value

Crown Resorts Ltd.	56,480	$839,398
CSL Ltd.	68,555	4,346,647
CSR Ltd.	76,371	258,280
David Jones Ltd.	73,476	267,551
Decmil Group Ltd.	24,981	46,987
Dexus Property Group	778,024	818,196
Domino’s Pizza Enterprises Ltd.	9,367	171,844
Downer EDI Ltd.	64,814	299,666
Drillsearch Energy Ltd.[a,b]	61,531	91,504
DUET Group	180,511	362,938
DuluxGroup Ltd.	54,844	291,174
Echo Entertainment Group Ltd.	112,149	293,031
Energy Resources of Australia Ltd.[a]	29,717	36,483
Energy World Corp. Ltd.[a]	149,617	39,509
Envestra Ltd.	144,962	156,476
Fairfax Media Ltd.	288,730	262,172
Federation Centres	203,664	469,875
FlexiGroup Ltd.	37,477	134,036
Flight Centre Travel Group Ltd.	8,043	400,558
Forge Group Ltd.[c]	36,135	—
Fortescue Metals Group Ltd.	221,136	1,034,712
G.U.D Holdings Ltd.[b]	16,832	83,437
G8 Education Ltd.	35,793	154,876
Goodman Fielder Ltd.	254,419	159,119
Goodman Group	242,400	1,118,486
GPT Group	237,641	863,130
GrainCorp Ltd. Class A	27,250	223,702
GWA Group Ltd.	34,905	86,998
Harvey Norman Holdings Ltd.	73,823	224,354
Hills Ltd.	36,922	57,815
Horizon Oil Ltd.[a]	238,195	83,866
iiNET Ltd.	19,278	127,892
Iluka Resources Ltd.	59,583	490,787
Incitec Pivot Ltd.	232,655	620,831
Independence Group NL	33,524	134,497
Insurance Australia Group Ltd.	322,779	1,716,666
Investa Office Fund	88,314	273,303
Invocare Ltd.	14,788	145,787
IOOF Holdings Ltd.	31,392	246,651
Iress Ltd.	20,144	154,541
James Hardie Industries SE	63,740	810,280
JB Hi-Fi Ltd.	14,592	260,940
Karoon Gas Australia Ltd.[a]	32,457	73,980
Leighton Holdings Ltd.[b]	24,102	426,089
Lend Lease Group	78,407	940,791
Lynas Corp. Ltd.[a,b]	340,643	52,078
M2 Group Ltd.	23,110	120,767
Macquarie Atlas Roads Group	61,497	177,208
Macquarie Group Ltd.	40,796	2,181,032
Magellan Financial Group Ltd.	14,962	173,288
Mayne Pharma Group Ltd.[a]	85,785	67,561
McMillan Shakespeare Ltd.	8,720	78,452
Mermaid Marine Australia Ltd.	60,850	120,654
Mesoblast Ltd.[a,b]	24,567	106,073
Metcash Ltd.	123,239	317,440
Mineral Deposits Ltd.[a]	24,040	44,549
Mineral Resources Ltd.	19,886	214,103
Mirvac Group	513,455	832,548
Monadelphous Group Ltd.[b]	12,264	198,629
Mount Gibson Iron Ltd.	104,702	70,818
Myer Holdings Ltd.	83,612	171,985
National Australia Bank Ltd.	329,763	10,785,625
Navitas Ltd.	27,734	188,872

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Newcrest Mining Ltd.[a]	112,006	$1,085,530
Northern Star Resources Ltd.	78,849	85,477
NRW Holdings Ltd.	55,849	57,956
Nufarm Ltd.	26,293	101,101
Orica Ltd.	51,912	1,051,926
Origin Energy Ltd.	154,785	2,136,898
Orora Ltd.	179,140	230,715
OZ Minerals Ltd.	46,775	159,489
Pacific Brands Ltd.	164,178	76,820
PanAust Ltd.	78,133	116,193
Papillon Resources Ltd.[a]	57,138	68,824
Perpetual Ltd.	6,681	290,324
Platinum Asset Management Ltd.	32,027	195,259
Premier Investments Ltd.	12,633	116,115
Primary Health Care Ltd.	65,746	285,700
Programmed Maintenance Services Ltd.	25,492	66,843
Qantas Airways Ltd.[a]	154,120	174,216
QBE Insurance Group Ltd.	172,962	1,855,786
Qube Logistics Holdings Ltd.	94,590	194,566
Ramsay Health Care Ltd.	18,733	777,770
REA Group Ltd.	7,884	341,651
Recall Holdings Ltd.[a]	45,894	192,629
Regis Resources Ltd.	57,470	129,395
Reject Shop Ltd. (The)[b]	8,560	79,313
Retail Food Group Ltd.	18,788	72,766
Rio Tinto Ltd.	61,197	3,498,517
Roc Oil Co. Ltd.[a]	121,769	54,156
SAI Global Ltd.	31,799	125,809
Sandfire Resources NLa	15,962	84,005
Santos Ltd.	135,098	1,721,156
Seek Ltd.	45,818	709,808
Senex Energy Ltd.[a]	149,174	91,914
Seven West Media Ltd.	94,393	163,113
Shopping Centres Australasia Property Group	99,206	159,480
Sigma Pharmaceuticals Ltd.	177,498	119,234
Sims Metal Management Ltd.[a]	22,607	205,066
Sirius Resources NLa	33,158	82,644
Skilled Group Ltd.	30,954	78,584
SMS Management & Technology Ltd.	19,496	67,740
Sonic Healthcare Ltd.	53,636	879,627
Southern Cross Media Group Ltd.	87,615	104,316
SP AusNet	247,019	320,426
Spark Infrastructure Group	190,410	311,389
St Barbara Ltd.[a]	109,757	21,865
Starpharma Holdings Ltd.[a]	58,753	38,651
Steadfast Group Ltd.	85,543	121,268
Stockland Corp. Ltd.	321,536	1,158,905
STW Communications Group Ltd.	72,594	94,839
Suncorp Group Ltd.	179,802	2,169,073
Sundance Energy Australia Ltd.[a]	86,639	83,486
Super Retail Group Ltd.	19,141	180,188
Sydney Airport	149,835	585,861
Syrah Resources Ltd.[a]	13,675	48,908
Tabcorp Holdings Ltd.	106,479	367,008
Tatts Group Ltd.	189,031	528,943
Telstra Corp. Ltd.	603,345	2,918,132
Ten Network Holdings Ltd.[a]	288,270	72,116
Tiger Resources Ltd.[a]	175,982	57,885
Toll Holdings Ltd.	96,058	470,823
Tox Free Solutions Ltd.	27,060	87,001
TPG Telecom Ltd.	39,940	219,818
Transpacific Industries Group Ltd.[a]	224,911	232,356
Transurban Group	189,090	1,273,713

Security	Shares	Value

Treasury Wine Estates Ltd.	92,788	$327,556
UGL Ltd.	25,494	159,445
Virtus Health Ltd.	14,553	100,052
Wesfarmers Ltd.	160,593	6,355,136
Western Areas NL	30,019	114,872
Westfield Group	278,087	2,821,392
Westfield Retail Trust	411,310	1,215,706
Westpac Banking Corp.	436,700	14,210,403
Whitehaven Coal Ltd.[a,b]	102,181	138,227
Woodside Petroleum Ltd.	92,532	3,498,008
Woolworths Ltd.	176,604	6,106,760
WorleyParsons Ltd.	29,458	458,817
Wotif.com Holdings Ltd.	19,806	48,998

		166,938,838
AUSTRIA — 0.34%
AMAG Austria Metall AGd	1,121	38,532
Andritz AG	10,305	639,191
BUWOG AGa	6,588	120,896
CA Immobilien Anlagen AG	10,696	203,623
conwert Immobilien Invest SE	9,042	130,136
Erste Group Bank AG	36,228	1,215,110
EVN AG	5,456	76,028
Flughafen Wien AG	1,458	142,906
IMMOFINANZ AG	131,769	488,186
Kapsch TrafficCom AG	971	53,847
Lenzing AG	1,126	71,818
Mayr-Melnhof Karton AG	1,206	153,355
Oesterreichische Post AG	4,433	226,255
OMV AG	20,659	965,757
Palfinger AG	2,061	76,014
Raiffeisen International Bank Holding AG	16,573	522,779
RHI AG	3,219	112,654
S IMMO AG	10,382	81,966
Schoeller-Bleckmann Oilfield Equipment AG	1,570	199,337
Semperit AG Holding	1,721	95,963
Telekom Austria AG	32,117	318,402
Vienna Insurance Group AG	5,458	290,792
Voestalpine AG	15,711	716,696
Wienerberger AG	16,784	311,494
Zumtobel AG	4,513	93,862

		7,345,599
BELGIUM — 1.25%
Ablynx NVa	8,513	101,630
Ackermans & van Haaren NV	3,435	443,893
Ageas	30,720	1,319,799
Agfa-Gevaert NVa	30,088	115,143
Anheuser-Busch InBev NV	112,989	12,288,786
Arseus NV	3,054	173,192
Barco NV	1,630	121,321
Befimmo SA	2,664	193,923
Bekaert NV	5,583	227,046
Belgacom SA	21,257	650,194
bpost SA	8,675	195,280
Cofinimmo SA	2,223	272,290
Colruyt SA	10,368	585,668
Compagnie d’Entreprises CFE SA	1,168	128,620
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	14,318	1,062,909
Econocom Group SA	10,158	108,902
Elia System Operator SA	3,752	198,833

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Euronav SAa	7,137	$86,192
EVS Broadcast Equipment SA	2,013	127,275
Galapagos NVa,b	4,663	100,861
GIMV NV	3,109	161,094
Groupe Bruxelles Lambert SA	11,041	1,115,559
KBC Ancora SCA[a]	4,973	182,174
KBC Groep NV	35,223	2,144,495
Kinepolis Group NV	609	119,104
Melexis NV	3,502	140,912
Mobistar SAb	5,024	97,838
Nyrstar NVb	23,596	93,832
SA D’Ieteren NV	2,680	123,853
Solvay SA	8,206	1,327,815
Telenet Group Holding NV	7,201	421,797
Tessenderlo Chemie NV	3,922	119,990
ThromboGenics NVa,b	4,946	157,251
UCB SAb	15,496	1,269,606
Umicore SAb	15,830	775,351
Viohalco SAa	8,522	53,374
Warehouses De Pauw SCA	2,033	156,728

		26,962,530
DENMARK — 1.50%
A.P. Moeller-Maersk A/S Class A	393	890,685
A.P. Moeller-Maersk A/S Class B	918	2,186,262
ALK-Abello A/S	961	133,000
Alm. Brand A/Sa	15,396	74,648
Auriga Industries A/S Class Ba	2,384	88,131
Bang & Olufsen A/S Class Ba	6,440	66,397
Bavarian Nordic A/Sa	4,805	101,758
Carlsberg A/S Class B	14,920	1,489,769
Christian Hansen Holding A/S	13,373	602,438
Coloplast A/S Class B	15,615	1,309,408
D/S Norden A/S	3,704	147,938
Danske Bank A/S	91,796	2,592,023
DSV A/S	25,308	843,906
FLSmidth & Co. A/Sb	7,597	405,744
Genmab A/Sa	6,000	222,811
GN Store Nord A/S	21,894	527,924
Jyske Bank A/S Registered[a]	9,697	532,312
Matas A/Sa	4,838	132,565
NKT Holding A/S	3,745	235,843
Novo Nordisk A/S Class B	281,213	12,678,759
Novozymes A/S Class B	31,807	1,522,680
Pandora A/S	13,024	875,598
Rockwool International A/S Class B	1,038	199,962
Royal Unibrew A/Sa	1,483	230,589
Schouw & Co. A/S	1,775	98,922
SimCorp A/S	6,038	231,064
Solar Holdings A/S Class B	1,136	78,504
Sydbank A/Sa	10,386	276,674
TDC A/S	112,900	1,059,149
Topdanmark A/Sa	13,352	390,164
TrygVesta A/S	3,458	328,260
United International Enterprises Ltd.	380	75,886
Vestas Wind Systems A/Sa	31,693	1,405,948
William Demant Holding A/Sa	3,486	311,943

		32,347,664
FINLAND — 0.96%
Amer Sports OYJ Class A	16,553	341,519

Security	Shares	Value

Cargotec Corp. OYJ Class B	5,004	$223,135
Caverion Corp.	15,766	174,008
Citycon OYJ	33,250	124,477
Cramo OYJ	4,042	89,951
Elisa OYJ	19,400	579,137
Fortum OYJ	62,343	1,406,405
Huhtamaki OYJ	12,016	315,388
Kemira OYJ	13,189	201,159
Kesko OYJ Class B	8,862	361,747
Kone OYJ Class B	43,761	1,870,058
Konecranes OYJ	6,531	210,360
Metsa Board OYJ Class B	24,756	115,677
Metso OYJ	17,888	716,299
Neste Oil OYJ[b]	18,220	373,891
Nokia OYJ[a]	526,675	3,939,757
Nokian Renkaat OYJ	15,857	629,254
Oriola-KD OYJ Class Ba	22,489	74,525
Orion OYJ Class B	13,779	419,743
Outokumpu OYJ[a]	957,578	292,100
Outotec OYJ[b]	23,120	258,219
PKC Group OYJ	3,446	114,148
Ramirent OYJ	10,275	114,829
Rautaruukki OYJ[a]	11,231	139,528
Sampo OYJ Class A	62,880	3,120,394
Sanoma OYJ	12,092	81,249
Sponda OYJ	33,404	171,833
Stockmann OYJ Abp Class B	4,493	63,731
Stora Enso OYJ Class R	76,620	780,314
Technopolis OYJ	14,771	89,706
Tieto OYJ	8,135	222,095
UPM-Kymmene OYJ	74,118	1,294,880
Uponor OYJ	7,898	156,270
Valmet Corp.	19,347	224,262
Wartsila OYJ Abp	24,931	1,387,562
YIT OYJ	15,509	159,130

		20,836,740
FRANCE — 9.66%
AB Science SAa,b	2,855	47,147
ABC Arbitrage	10,620	75,540
Accor SA	22,262	1,087,766
Aeroports de Paris	4,082	507,296
Air France-KLM[a]	5,047	72,533
Airbus Group NV	83,041	5,698,299
Alcatel-Lucent[a]	394,451	1,576,240
ALSTOM	30,497	1,248,271
Altamir Amboise SCA	7,278	110,197
ALTEN	3,375	172,139
Altran Technologies SAa	21,405	232,892
ANF Immobilier	1,345	45,131
Aperam[a]	6,614	171,858
APRIL	2,220	53,036
ArcelorMittal	139,794	2,268,795
Arkema SA	8,798	980,422
Assystem	2,507	80,506
Atos SA	9,795	845,161
AXA SA	253,545	6,600,400
Belvedere SAa	4,524	57,647
Beneteau SAa	5,869	101,517
BNP Paribas SA	140,069	10,508,841
Boiron SA	1,075	90,595
Bonduelle SCA	2,232	64,681

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

BOURBON SA	6,390	$210,338
Bouygues SA	26,953	1,211,402
Bull[a]	14,210	75,265
Bureau Veritas SA	31,084	948,189
Cap Gemini SA	20,141	1,421,737
Carrefour SA	86,133	3,347,557
Casino Guichard-Perrachon SA	7,690	978,290
CGG[a,b]	22,660	391,483
Christian Dior SA	7,604	1,561,993
Club Mediterranee SAa	2,923	76,194
CNP Assurances SA	24,028	553,379
Compagnie de Saint-Gobain	58,512	3,571,332
Compagnie Generale des Etablissements Michelin Class B	26,252	3,203,172
Compagnie Plastic Omnium SA	7,954	270,201
Credit Agricole SAa	140,518	2,212,353
Danone SA	79,894	5,888,903
Dassault Systemes SA	8,762	1,076,761
Derichebourg	12,997	50,459
Edenred SAb	28,471	959,672
Eiffage SA	5,109	385,717
Electricite de France	34,325	1,315,717
Eramet	749	97,611
Essilor International SA	28,612	3,058,310
Esso SA Francaise	821	44,965
Etablissements Maurel et Prom	12,580	224,140
Euler Hermes SA	1,941	234,008
Eurazeo	4,551	383,154
Eurofins Scientific SE	1,207	334,713
Eutelsat Communications SA	20,034	686,953
Faiveley Transport SA	1,105	91,009
Faurecia[a]	8,898	399,674
FFP[a]	977	66,778
Fonciere des Regions	3,737	379,133
GameLoft SAa	13,457	133,784
GDF Suez	187,014	4,712,852
Gecina SA	2,922	393,198
GL Events SA	2,005	50,402
Groupe Eurotunnel SA Registered	77,578	1,040,053
Groupe Fnac[a]	1,588	75,963
Groupe Steria SCA	4,433	124,837
Havas SA	37,083	294,622
Icade	4,951	504,563
Iliad SA	3,705	999,178
Imerys SA	4,726	414,598
Ingenico SA	5,355	466,659
Ipsen SA	4,185	185,571
Ipsos SA	4,912	190,292
JCDecaux SA	9,559	391,656
Kering	10,608	2,344,537
Klepierre	13,597	622,994
Korian-Medica	5,231	196,412
L’Air Liquide SA	43,712	6,248,771
L’Oreal SA	33,903	5,829,014
Lafarge SA	26,231	2,395,002
Lagardere SCA	15,779	660,179
Legrand SA	37,078	2,390,587
LISI	567	91,982
LVMH Moet Hennessy Louis Vuitton SA	35,734	7,023,279
M6-Metropole Television	9,064	194,045
Mercialys	6,098	140,187
Mersen	2,232	71,335
Montupet	1,061	87,665
MPI	12,185	72,987

Security	Shares	Value

Natixis	131,634	$933,939
Naturex	1,015	89,029
Neopost SA	4,736	387,829
Nexans SA	4,125	231,898
Nexity	3,611	161,721
Orange	260,637	4,219,181
Orpea SA	4,151	301,476
Parrot SAa	1,562	47,756
Pernod Ricard SA	29,738	3,567,084
PSA Peugeot Citroen SAa,b	32,656	577,536
Publicis Groupe SA	25,430	2,164,960
Rallye SA	2,958	150,317
Remy Cointreau SA	3,560	312,900
Renault SA	27,034	2,629,500
Rexel SA	33,527	846,060
Rubis SCA	4,582	325,790
Safran SA	38,249	2,569,238
Saft Groupe SA	4,372	155,369
Sanofi	168,133	18,188,386
Sartorius Stedim Biotech SA	625	118,723
Schneider Electric SA	77,435	7,252,670
SCOR SE	21,206	773,450
SEB SA	3,222	296,729
Sechilienne-Sidec	3,535	98,519
SES SA Class A FDR	42,808	1,611,202
Societe BIC SA	4,050	536,732
Societe de la Tour Eiffel	1,403	101,118
Societe Generale	101,425	6,300,257
Societe Television Francaise 1	17,116	290,719
Sodexo	13,004	1,400,984
Soitec SAa,b	22,214	67,454
Solocal Group[a,b]	22,229	50,856
Sopra Group SA	877	101,232
Stallergenes SA	856	67,700
STMicroelectronics NV	88,842	849,475
Suez Environnement SA	40,192	788,554
Technicolor SA Registered[a]	39,264	292,786
Technip SA	14,299	1,607,910
Teleperformance SA	7,750	443,692
Tessi SA	519	64,780
Thales SA	12,916	821,112
Total SA	301,289	21,505,872
Ubisoft Entertainment SAa	13,963	260,010
Unibail-Rodamco SE	13,637	3,676,733
Valeo SA	10,743	1,470,801
Vallourec SA	15,138	894,261
Veolia Environnement	50,409	939,383
Vicat SA	2,073	179,788
Vilmorin & Cie SA	659	86,896
Vinci SA	68,211	5,139,363
Virbac SA	617	147,788
Vivendi SA	169,224	4,537,887
Wendel	4,597	691,894
Zodiac Aerospace	24,305	807,285

		208,889,260
GERMANY — 8.37%
Aareal Bank AGa	7,069	320,265
Adidas AG	29,275	3,122,683
ADVA Optical Networking SEa	11,576	51,876
AIXTRON SEa	15,300	242,797
Allianz SE Registered	64,175	11,109,376

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Alstria Office REIT AG	9,130	$125,896
Aurelius AG	3,301	122,480
Aurubis AG	4,767	253,944
Axel Springer SE	5,637	343,903
Balda AGb	9,093	42,312
BASF SE	129,347	14,962,834
Bauer AG	1,654	42,966
Bayer AG Registered	116,610	16,168,549
Bayerische Motoren Werke AG	46,603	5,827,192
BayWa AG Registered	1,730	97,940
Bechtle AG	2,145	190,375
Beiersdorf AG	13,779	1,380,546
Bertrandt AG	839	126,859
Bijou Brigitte modische Accessoires AG	605	58,846
Bilfinger Berger SE	6,043	717,487
Borussia Dortmund GmbH & Co. KGaA	14,426	75,169
Brenntag AG	7,158	1,293,713
CANCOM SE	2,168	95,156
Carl Zeiss Meditec AG Bearer	4,452	135,341
Celesio AG	6,671	231,149
Cewe Stiftung & Co. KGAA	1,006	79,201
Comdirect Bank AG	5,326	61,308
Commerzbank AGa	136,296	2,419,903
Continental AG	15,518	3,633,056
CTS Eventim AG	3,202	203,784
Daimler AG Registered	135,691	12,554,731
Delticom AG	916	43,437
Deutsche Bank AG Registered	143,611	6,324,169
Deutsche Beteiligungs AG	3,185	85,673
Deutsche Boerse AG	27,233	1,993,345
Deutsche EuroShop AG	6,300	303,026
Deutsche Lufthansa AG Registered	32,777	821,680
Deutsche Post AG Registered	127,560	4,799,319
Deutsche Telekom AG Registered	408,052	6,837,501
Deutsche Wohnen AG Bearer	29,744	636,975
Deutsche Wohnen AG New[a]	9,985	209,055
DEUTZ AGa	13,624	113,550
Dialog Semiconductor PLC[a,b]	8,682	219,273
DIC Asset AG	6,086	59,846
DMG MORI SEIKI AG	8,958	281,081
Draegerwerk AG & Co. KGaA	477	48,896
Drillisch AG	6,968	259,314
Duerr AG	3,458	272,530
E.ON SE	253,442	4,844,184
ElringKlinger AG	4,435	178,423
Evotec AGa,b	16,934	84,340
Fraport AG	4,898	361,230
Freenet AG	14,678	507,064
Fresenius Medical Care AG & Co. KGaA	30,128	2,069,899
Fresenius SE & Co. KGaA	17,612	2,675,200
GAGFAH SAa	11,506	181,552
GEA Group AG	25,971	1,161,145
Gerresheimer AG	4,688	317,629
Gerry Weber International AGb	3,743	197,214
Gesco AG	759	78,929
Grammer AG	2,002	110,202
H&R AGa	4,426	43,879
Hamborner REIT AG	9,520	104,280
Hamburger Hafen und Logistik AG	3,602	87,151
Hannover Rueck SE Registered	8,368	778,653
HeidelbergCement AG	19,696	1,707,388
Heidelberger Druckmaschinen AGa	34,556	109,051
Henkel AG & Co. KGaA	18,322	1,879,414

Security	Shares	Value

Hochtief AG	4,339	$403,028
Hugo Boss AG	4,405	610,775
Indus Holding AG	3,572	167,403
Infineon Technologies AG	150,857	1,752,641
Jenoptik AG	7,556	125,774
K+S AG Registered[b]	24,313	849,690
Kabel Deutschland Holding AG	3,053	413,239
KION Group AGa	2,981	140,822
Kloeckner & Co. SEa	13,792	208,444
Kontron AG	9,615	66,938
Krones AG	1,905	181,938
KUKA AG	3,614	184,655
KWS Saat AG	332	118,490
Lanxess AG	11,730	891,279
LEG Immobilien AG	6,958	463,857
LEONI AG	4,903	363,910
Linde AG	26,044	5,396,831
LPKF Laser & Electronics AG	4,013	89,807
MAN SE	4,395	562,892
Merck KGaA	9,056	1,526,253
METRO AG	18,258	729,090
MLP AG	10,594	71,977
MorphoSys AGa	3,675	314,498
MTU Aero Engines Holding AG	7,299	686,468
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,205	5,817,090
Nemetschek AG	918	79,744
Nordex SEa	9,377	149,324
NORMA Group SE	4,820	251,688
Osram Licht AGa	11,922	623,693
Pfeiffer Vacuum Technology AG	1,399	166,336
ProSiebenSat.1 Media AG Registered	30,840	1,347,618
PSI AG	2,945	53,288
QIAGEN NVa	32,887	720,471
QSC AG	17,131	87,910
Rational AG	488	155,626
Rheinmetall AG	5,758	381,823
Rhoen Klinikum AG	14,337	462,484
RTL Group SA	5,532	615,242
RWE AG	68,977	2,628,665
SAF-Holland SA	7,455	111,275
Salzgitter AG	5,488	232,352
SAP AG	129,553	10,425,818
SGL Carbon SEb	4,420	147,085
Siemens AG Registered	111,819	14,729,041
Sixt SE	2,872	115,981
Sky Deutschland AGa	63,230	540,758
Software AG	9,281	348,674
Stada Arzneimittel AG	8,852	385,641
STRATEC Biomedical AG	1,115	51,018
Suedzucker AG	11,394	242,662
Symrise AG	15,825	798,145
TAG Immobilien AG	17,698	224,607
Takkt AG	2,951	59,739
Telefonica Deutschland Holding AGd	36,949	306,724
ThyssenKrupp AGa	63,556	1,808,294
Tom Tailor Holding AGa,b	3,669	71,221
TUI AG	20,055	332,992
United Internet AG Registered[e]	15,626	670,353
Volkswagen AG	4,212	1,124,228
Vossloh AG	846	83,460
Wacker Chemie AG	2,210	259,054
Wacker Neuson SE	4,024	76,355
Wincor Nixdorf AG	4,444	290,099
Wirecard AG	16,784	703,159

		180,877,570

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

GREECE — 0.00%
Bank of Cyprus PLC[a,c]	69,804	$1

		1
HONG KONG — 2.78%
AIA Group Ltd.	1,704,800	8,267,989
ASM Pacific Technology Ltd.	33,800	375,805
Bank of East Asia Ltd. (The)	176,200	726,132
BOC Hong Kong (Holdings) Ltd.	517,000	1,513,753
Brightoil Petroleum (Holdings) Ltd.[a]	393,000	121,152
Cafe de Coral Holdings Ltd.	48,000	150,757
Cathay Pacific Airways Ltd.	174,000	328,571
Champion REIT	300,000	141,238
Cheung Kong (Holdings) Ltd.	198,000	3,371,147
Cheung Kong Infrastructure Holdings Ltd.	91,000	593,924
China Public Procurement Ltd.[a,b]	1,220,000	61,371
Chow Sang Sang Holdings International Ltd.[b]	46,000	112,851
CK Life Sciences International (Holdings) Inc.	504,000	50,707
CLP Holdings Ltd.	248,500	1,987,269
CST Mining Group Ltd.[a]	8,672,000	57,046
Dah Sing Banking Group Ltd.	60,400	90,528
Dah Sing Financial Holdings Ltd.	21,200	94,476
Emperor International Holdings Ltd.	170,000	38,154
Emperor Watch & Jewellery Ltd.	580,000	43,390
Esprit Holdings Ltd.	264,000	438,590
Far East Consortium International Ltd.	162,000	58,299
FIH Mobile Ltd.[a]	328,000	176,843
First Pacific Co. Ltd.	346,250	383,638
G-Resources Group Ltd.[a]	3,995,400	109,769
Galaxy Entertainment Group Ltd.[a]	300,000	2,354,618
Giordano International Ltd.	192,000	129,026
Great Eagle Holdings Ltd.	39,000	139,594
Hang Lung Properties Ltd.	320,000	951,392
Hang Seng Bank Ltd.	105,300	1,715,419
Henderson Land Development Co. Ltd.	152,000	905,783
Hilong Holding Ltd.	117,000	60,969
HKR International Ltd.	144,000	59,065
HKT Trust and HKT Ltd.	327,000	342,064
Hong Kong and China Gas Co. Ltd. (The)	816,900	1,883,975
Hong Kong Exchanges and Clearing Ltd.	155,100	2,794,775
Hopewell Holdings Ltd.	75,500	260,014
Hsin Chong Construction Group Ltd.	376,000	51,893
Hutchison Telecommunications Hong Kong Holdings Ltd.	214,000	70,111
Hutchison Whampoa Ltd.	301,000	4,115,390
Hysan Development Co. Ltd.	91,000	389,102
Johnson Electric Holdings Ltd.	213,000	203,581
K. Wah International Holdings Ltd.[b]	171,000	113,590
Kerry Logistics Network Ltd.[a]	84,500	124,251
Kerry Properties Ltd.	91,500	300,364
Kowloon Development Co. Ltd.	50,000	61,010
Lai Sun Development Co. Ltd.[a]	1,605,000	37,471
Langham Hospitality Investments Ltd.[a]	165,500	81,972
Li & Fung Ltd.	824,000	1,196,752
Link REIT (The)	325,500	1,618,505
Luk Fook Holdings International Ltd.	47,000	133,370
Lung Cheong International Holdings Ltd.[a]	462,000	51,844
Macau Legend Development Ltd.[a]	173,000	131,878
Man Wah Holdings Ltd.	50,000	81,905

Security	Shares	Value

Melco International Development Ltd.	123,000	$376,797
MGM China Holdings Ltd.	139,600	486,170
Midland Holdings Ltd.[b]	168,000	70,426
MTR Corp. Ltd.	198,000	747,016
New World Development Co. Ltd.	720,000	742,953
Newocean Energy Holdings Ltd.[b]	160,000	105,458
NWS Holdings Ltd.	217,000	371,703
Orient Overseas International Ltd.[b]	32,000	152,718
Pacific Basin Shipping Ltd.	275,000	159,973
Pacific Textile Holdings Ltd.	75,000	95,191
PCCW Ltd.	589,000	314,524
Pico Far East Holdings Ltd.	132,000	35,244
Power Assets Holdings Ltd.	197,000	1,702,471
Prosperity REIT	256,000	75,616
Regal Hotels International Holdings Ltd.	80,000	46,331
Regal REIT	139,000	38,726
Sa Sa International Holdings Ltd.[b]	148,000	124,083
Sands China Ltd.	342,800	2,502,625
Shangri-La Asia Ltd.	216,000	356,060
Shun Tak Holdings Ltd.	216,000	106,149
Singamas Container Holdings Ltd.	252,000	54,607
Sino Land Co. Ltd.	424,000	634,399
SITC International Holdings Co. Ltd.	185,000	81,609
SJM Holdings Ltd.	277,000	768,169
SmarTone Telecommunications Holding Ltd.[b]	60,500	62,351
SOCAM Development Ltd.[b]	52,000	63,048
SPT Energy Group Inc.[b]	118,000	64,077
Stella International Holdings Ltd.[b]	67,000	165,235
Sun Hung Kai Properties Ltd.	227,000	2,859,149
Sunlight REIT	178,000	70,026
Swire Pacific Ltd. Class A	95,000	1,096,693
Swire Properties Ltd.	168,200	505,499
Techtronic Industries Co. Ltd.	196,000	624,441
Television Broadcasts Ltd.	27,900	173,996
Texwinca Holdings Ltd.	100,000	107,444
Trinity Ltd.	180,000	46,202
United Laboratories International Holdings Ltd. (The)[a,b]	94,000	60,623
Value Partners Group Ltd.	144,000	92,498
VTech Holdings Ltd.[b]	22,900	316,052
Wharf (Holdings) Ltd. (The)	216,000	1,511,444
Wheelock and Co. Ltd.	133,000	547,244
Wing Hang Bank Ltd.[b]	26,500	426,579
Wynn Macau Ltd.	222,800	877,940
Xinyi Glass Holdings Co. Ltd.	248,000	195,128
Xinyi Solar Holdings Ltd.[a]	410,000	109,998
Yue Yuen Industrial (Holdings) Ltd.	108,500	335,177

		60,112,944
IRELAND — 0.39%
Aer Lingus Group PLC	38,097	80,292
Bank of Ireland[a]	3,199,657	1,255,524
C&C Group PLC	49,395	293,816
CRH PLC	102,417	2,969,350
Glanbia PLC	17,901	266,946
Irish Continental Group PLC	2,732	109,721
Kerry Group PLC Class A	20,872	1,646,689
Kingspan Group PLC	20,687	389,092
Paddy Power PLC	6,073	468,180
Ryanair Holdings PLC SP ADR[a]	4,301	230,017
Smurfit Kappa Group PLC	32,347	719,181

		8,428,808

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

ISRAEL — 0.57%
Alony Hetz Properties & Investments Ltd.	13,187	$94,332
Babylon Ltd.	12,950	18,359
Bank Hapoalim BM	150,452	848,909
Bank Leumi le-Israel BMa	178,791	698,883
Bezeq The Israel Telecommunication Corp. Ltd.	283,907	514,286
Cellcom Israel Ltd.	8,979	113,674
Clal Insurance Enterprises Holdings Ltd.	3,577	69,767
Delek Automotive Systems Ltd.	5,278	53,248
Delek Group Ltd. (The)	656	265,523
Elbit Systems Ltd.	3,704	218,411
EZchip Semiconductor Ltd.[a]	4,199	100,593
First International Bank of Israel Ltd.	3,293	53,106
Frutarom	6,197	148,600
Gazit Globe Ltd.	12,362	158,753
Harel Insurance Investments & Financial Services Ltd.	17,423	99,213
Israel Chemicals Ltd.	64,659	572,746
Israel Corp. Ltd. (The)[a]	394	222,082
Israel Discount Bank Ltd. Class Aa	117,615	209,996
Ituran Location and Control Ltd.	3,637	87,633
Kamada Ltd.[a]	5,175	75,054
Migdal Insurance & Financial Holdings Ltd.	51,673	84,572
Mizrahi Tefahot Bank Ltd.	18,503	247,184
NICE Systems Ltd.	8,484	368,156
Nitsba Holdings (1995) Ltd.[a]	5,866	89,838
Oil Refineries Ltd.[a]	192,009	53,365
Ormat Industries Ltd.	10,587	78,853
Osem Investment Ltd.	6,031	143,104
Partner Communications Co. Ltd.[a]	13,617	121,917
Paz Oil Co. Ltd.	799	124,676
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,164	60,196
Shikun & Binui Ltd.[b]	39,953	103,977
Shufersal Ltd.	18,092	67,584
Strauss Group Ltd.	6,400	115,748
Teva Pharmaceutical Industries Ltd.	120,656	6,013,105

		12,295,443
ITALY — 2.78%
A2A SpA	192,357	234,840
ACEA SpA	8,876	127,254
Amplifon SpA	15,007	97,797
Ansaldo STS SpA	17,188	190,656
Assicurazioni Generali SpA	165,598	3,864,332
Astaldi SpA	11,359	122,849
Atlantia SpA	52,820	1,373,204
Autogrill SpA[a]	18,622	178,418
Autostrada Torino-Milano SpA	5,908	100,021
Azimut Holding SpA	17,271	537,612
Banca Carige SpA[a,b]	130,227	96,061
Banca Generali SpA	8,803	276,583
Banca Monte dei Paschi di Siena SpA[a,b]	928,227	308,759
Banca Popolare dell’Emilia Romagna SCa	48,190	553,586
Banca Popolare di Milano Scrl[a]	379,828	382,348
Banca Popolare di Sondrio Scrl	44,047	315,749
Banco Popolare SCa	49,020	1,008,655
Beni Stabili SpA	157,674	140,684
Brembo SpA	4,037	149,173
Buzzi Unicem SpA	13,841	245,072
CIR SpA[a]	69,996	107,729
CNH Industrial NV	133,541	1,555,354
Credito Emiliano SpA	14,534	148,723

Security	Shares	Value

Credito Valtellinese Scarl[a,b]	70,012	$166,775
Danieli & C. Officine Meccaniche SpA	2,309	82,728
Danieli & C. Officine Meccaniche SpA RNC	5,298	126,938
Davide Campari-Milano SpA	42,839	371,834
De’Longhi SpA	6,019	130,526
DiaSorin SpA[b]	3,536	145,712
Enel Green Power SpA	259,335	740,736
Enel SpA	935,832	5,286,329
Eni SpA	357,704	9,279,676
ERG SpA	8,349	144,009
Exor SpA	14,741	672,038
Fiat SpA[a]	124,372	1,496,848
Finmeccanica SpA[a]	58,440	539,254
Geox SpA[b]	12,906	56,082
GTECH SpA	9,754	285,906
Hera SpA	95,166	280,003
Interpump Group SpA	13,119	185,721
Intesa Sanpaolo SpA	1,642,156	5,601,248
Iren SpA	83,048	140,829
Italcementi SpA[b]	19,170	232,576
Luxottica Group SpA	23,671	1,354,523
Marr SpA	6,151	118,975
Mediaset SpA[a]	102,594	565,023
Mediobanca SpA[a]	74,650	825,977
Mediolanum SpA	34,440	308,960
Piaggio & C. SpA	25,102	103,650
Pirelli & C. SpA	34,335	575,095
Prysmian SpA	29,374	763,252
Recordati SpA	15,408	269,186
Safilo Group SpA[a]	5,175	117,748
Saipem SpA	37,504	1,003,622
Salvatore Ferragamo SpA	6,064	191,787
Saras SpA[a,b]	42,849	74,265
Snam SpA	288,010	1,729,941
Societa Cattolica di Assicurazioni Scrl	6,745	166,470
Societa Iniziative Autostradali e Servizi SpA	11,538	136,943
Sorin SpA[a]	46,102	140,374
Telecom Italia SpA[a]	1,428,073	1,828,616
Telecom Italia SpA RNC	847,116	840,403
Tenaris SA	66,454	1,487,168
Terna SpA	216,967	1,173,258
Tod’s SpA	1,750	244,830
Trevi Finanziaria Industriale SpA	7,061	81,261
UniCredit SpA	615,136	5,492,781
Unione di Banche Italiane SpA	122,576	1,165,909
Unipol Gruppo Finanziario SpA	31,411	226,693
UnipolSai SpA[a]	131,776	483,461
World Duty Free SpA[a]	16,754	224,288
Yoox SpA[a]	6,585	235,930

		60,011,616
JAPAN — 19.61%
77 Bank Ltd. (The)	51,000	230,162
ABC-MART Inc.	3,900	175,051
Access Co. Ltd.[a]	7,800	42,761
Accordia Golf Co. Ltd.[b]	14,900	191,082
Acom Co. Ltd.[a]	59,100	201,339
Activia Properties Inc.	32	268,468
Adastria Holdings Co. Ltd.	2,820	61,314
Adeka Corp.	13,200	145,245
Aderans Co. Ltd.	4,200	59,700
Advance Residence Investment Corp.	176	398,520

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Advantest Corp.	21,000	$231,483
Adways Inc.[a,b]	2,300	32,806
AEON Co. Ltd.	88,400	1,022,030
AEON Delight Co. Ltd.	3,400	74,956
AEON Financial Service Co. Ltd.	16,500	415,286
AEON Mall Co. Ltd.	16,700	397,923
Ai Holdings Corp.	5,900	94,030
Aica Kogyo Co. Ltd.	8,000	167,205
Aichi Steel Corp.	16,000	58,894
Aida Engineering Ltd.	9,900	94,396
AIFUL Corp.[a,b]	45,400	155,111
Air Water Inc.	22,000	309,055
Aisin Seiki Co. Ltd.	27,200	961,253
Ajinomoto Co. Inc.	83,000	1,220,421
Akebono Brake Industry Co. Ltd.	13,000	66,177
Alfresa Holdings Corp.	6,100	379,794
Alpen Co. Ltd.	2,600	47,953
Alpine Electronics Inc.	6,700	80,085
Alps Electric Co. Ltd.	23,400	264,811
Amada Co. Ltd.	52,000	376,192
Amano Corp.	9,800	94,402
ANA Holdings Inc.	165,000	360,206
Anritsu Corp.	20,000	223,789
Aoki Holdings Inc.	6,700	91,235
Aoyama Trading Co. Ltd.	6,900	171,233
Aozora Bank Ltd.	148,000	440,450
Arcs Co. Ltd.	4,700	94,230
Ariake Japan Co. Ltd.	3,200	77,251
Asahi Co. Ltd.	3,100	41,212
Asahi Diamond Industrial Co. Ltd.	9,700	131,233
Asahi Glass Co. Ltd.	143,000	810,543
Asahi Group Holdings Ltd.	54,700	1,509,002
Asahi Holdings Inc.	4,000	63,162
Asahi Intecc Co. Ltd.	3,100	113,500
Asahi Kasei Corp.	181,000	1,231,473
Asatsu-DK Inc.	4,800	108,499
ASICS Corp.	23,200	451,736
Askul Corp.[b]	3,100	76,810
Astellas Pharma Inc.	306,900	3,416,009
Atom Corp.[b]	9,700	49,378
Autobacs Seven Co. Ltd.	8,900	137,747
Avex Group Holdings Inc.	5,200	96,110
Awa Bank Ltd. (The)	28,000	149,936
Axell Corp.	3,100	48,162
Azbil Corp.	9,100	206,409
Bando Chemical Industries Ltd.	20,000	76,946
Bank of Iwate Ltd. (The)	2,300	102,110
Bank of Kyoto Ltd. (The)	45,000	366,520
Bank of Nagoya Ltd. (The)	25,000	93,979
Bank of Saga Ltd. (The)	33,000	68,811
Bank of the Ryukyus Ltd.	6,700	88,677
Bank of Yokohama Ltd. (The)	167,000	838,678
Benesse Holdings Inc.	10,400	395,536
BIC Camera Inc.	10,400	75,849
BML Inc.	2,200	84,102
Bridgestone Corp.	91,600	3,281,997
Broadleaf Co. Ltd.	3,900	62,690
Brother Industries Ltd.	34,200	477,762
Calbee Inc.	10,800	264,740
Calsonic Kansei Corp.	22,000	108,331
Canon Electronics Inc.	4,100	69,357
Canon Inc.	160,800	5,060,910
Canon Marketing Japan Inc.	6,500	104,738

Security	Shares	Value

Capcom Co. Ltd.	6,900	$120,167
Casio Computer Co. Ltd.	32,600	372,116
Cawachi Ltd.	4,000	72,952
Central Glass Co. Ltd.	30,000	98,385
Central Japan Railway Co.	20,400	2,504,317
Century Tokyo Leasing Corp.	6,800	196,644
Chiba Bank Ltd. (The)	105,000	667,107
Chiyoda Co. Ltd.	3,600	85,568
Chiyoda Corp.	23,000	308,243
Chofu Seisakusho Co. Ltd.	3,300	82,702
Chubu Electric Power Co. Inc.[a]	91,900	1,046,302
Chugai Pharmaceutical Co. Ltd.	32,100	809,806
Chugoku Bank Ltd. (The)	22,000	291,610
Chugoku Electric Power Co. Inc. (The)	42,400	554,956
Citizen Holdings Co. Ltd.	37,500	275,330
CKD Corp.	8,900	81,028
Coca-Cola East Japan Co. Ltd.	7,500	168,722
Coca-Cola West Co. Ltd.	8,800	153,171
cocokara fine Inc.	2,800	79,409
Colowide Co. Ltd.	9,100	91,312
COMSYS Holdings Corp.	15,600	255,800
Cosel Co. Ltd.	5,300	60,549
Cosmo Oil Co. Ltd.	88,000	164,542
Cosmos Pharmaceutical Corp.	1,300	139,099
CREATE HOLDINGS Co. Ltd.	2,100	69,383
Credit Saison Co. Ltd.	23,000	489,496
CyberAgent Inc.	7,400	304,983
Dai Nippon Printing Co. Ltd.	79,000	713,049
Dai-ichi Life Insurance Co. Ltd. (The)	120,300	1,665,239
Daibiru Corp.	7,900	78,729
Daicel Corp.	42,000	351,131
Daido Steel Co. Ltd.	42,000	205,169
Daiei Inc. (The)[a]	15,700	44,111
Daifuku Co. Ltd.	13,000	149,790
Daihatsu Motor Co. Ltd.	27,600	456,893
Daihen Corp.	19,000	71,982
Daiichi Sankyo Co. Ltd.	95,400	1,599,806
Daiichikosho Co. Ltd.	5,800	167,385
Daikin Industries Ltd.	33,200	1,917,897
Daikyo Inc.	54,000	105,198
Dainippon Screen Manufacturing Co. Ltd.	31,000	135,350
Dainippon Sumitomo Pharma Co. Ltd.	23,400	355,295
Daiseki Co. Ltd.	6,500	103,084
Daishi Bank Ltd. (The)	46,000	166,167
Daito Trust Construction Co. Ltd.	10,300	1,047,646
Daiwa House Industry Co. Ltd.	84,000	1,416,858
Daiwa Office Investment Corp.	31	158,718
Daiwa Securities Group Inc.	236,000	1,767,401
Daiwabo Holdings Co. Ltd.	46,000	79,256
Daiwahouse Residential Investment Corp.	48	199,001
DCM Holdings Co. Ltd.	11,800	79,822
Dena Co. Ltd.[b]	15,400	259,305
Denki Kagaku Kogyo K.K.	70,000	232,305
Denso Corp.	68,700	3,128,658
Dentsu Inc.	30,900	1,270,485
DIC Corp.	108,000	286,520
Digital Garage Inc.	5,300	77,256
DISCO Corp.	3,800	231,013
DMG Mori Seiki Co Ltd.	17,100	213,436
Don Quijote Holdings Co. Ltd.	8,000	421,341
Doshisha Co. Ltd.	4,100	61,450
Doutor Nichires Holdings Co. Ltd.	5,100	91,366
Dowa Holdings Co. Ltd.	35,000	293,979

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Dr. Ci:Labo Co. Ltd.	2,200	$70,426
DTS Corp.	4,100	67,872
Duskin Co. Ltd.	6,600	121,985
Earth Chemical Co. Ltd.	2,400	85,874
East Japan Railway Co.	47,300	3,451,071
Ebara Corp.	65,000	386,246
EDION Corp.	10,200	59,413
Eighteenth Bank Ltd. (The)	36,000	80,352
Eisai Co. Ltd.	35,600	1,374,164
Eizo Nanao Corp.	2,900	78,497
Electric Power Development Co. Ltd.	16,800	446,355
Enplas Corp.	1,200	68,957
EPS Co. Ltd.	4,500	43,040
Euglena Co. Ltd.[a,b]	8,300	78,165
Exedy Corp.	4,500	120,176
FamilyMart Co. Ltd.	8,500	353,231
Fancl Corp.	6,200	68,707
FANUC Corp.	27,300	4,917,474
Fast Retailing Co. Ltd.	7,500	2,332,599
FCC Co. Ltd.	5,300	90,590
Fields Corp.	3,500	46,941
Foster Electric Co. Ltd.	4,600	55,749
FP Corp.	3,700	115,184
France Bed Holdings Co. Ltd.	34,000	61,243
Frontier Real Estate Investment Corp.	69	358,003
Fuji Co. Ltd.	2,900	54,934
Fuji Electric Co. Ltd.	84,000	380,734
Fuji Heavy Industries Ltd.	83,100	2,184,273
Fuji Kyuko Co. Ltd.	10,000	100,245
Fuji Machine Manufacturing Co. Ltd.	10,900	96,355
Fuji Oil Co. Ltd. New	9,300	125,821
Fuji Seal International Inc.	3,500	113,926
Fuji Soft Inc.	3,500	73,186
FUJIFILM Holdings Corp.	65,900	1,703,142
Fujikura Ltd.	48,000	206,755
Fujimi Inc.	4,400	50,827
Fujitsu Ltd.	263,000	1,544,787
Fujiya Co. Ltd.	32,000	58,581
Fukuoka Financial Group Inc.	110,000	449,046
Fukuoka REIT Corp.	84	135,189
Fukuyama Transporting Co. Ltd.	20,000	117,083
Funai Electric Co. Ltd.	3,800	40,771
Furukawa Co. Ltd.	48,000	86,931
Furukawa Electric Co. Ltd.	92,000	207,146
Futaba Corp.	5,100	80,082
Fuyo General Lease Co. Ltd.	3,700	127,318
Geo Holdings Corp.	6,500	59,496
Global One Real Estate Investment Corp. Ltd.	30	93,833
Glory Ltd.	8,700	224,505
GLP J-REIT	267	263,733
GMO Internet Inc.	10,900	96,142
Goldcrest Co. Ltd.	2,500	52,154
Gree Inc.[b]	16,200	157,956
GS Yuasa Corp.	52,000	294,234
GungHo Online Entertainment Inc.[b]	49,200	280,799
Gunma Bank Ltd. (The)	54,000	287,048
Gunze Ltd.	29,000	79,207
H.I.S. Co. Ltd.	6,600	183,043
H2O Retailing Corp.	19,000	143,407
Hachijuni Bank Ltd. (The)	57,000	311,366
Hakuhodo DY Holdings Inc.	34,600	268,603
Hamamatsu Photonics K.K.	10,300	463,828
Hankyu Hanshin Holdings Inc.	162,000	888,106

Security	Shares	Value

Hankyu REIT Inc.	18	$96,740
Hanwa Co. Ltd.	31,000	121,087
Haseko Corp.	40,000	253,353
Heiwa Corp.	6,200	103,242
Heiwa Real Estate Co. Ltd.	6,000	94,156
Heiwa Real Estate REIT Inc.	119	96,924
Heiwado Co. Ltd.	5,200	73,660
Hibiya Engineering Ltd.	4,500	58,018
Higashi-Nippon Bank Ltd. (The)	26,000	65,159
Higo Bank Ltd. (The)	25,000	128,488
Hino Motors Ltd.	37,500	494,126
Hirose Electric Co. Ltd.	4,300	606,588
Hiroshima Bank Ltd. (The)	74,000	304,258
Hisamitsu Pharmaceutical Co. Inc.	9,100	381,282
Hitachi Capital Corp.	7,500	184,728
Hitachi Chemical Co. Ltd.	14,500	213,348
Hitachi Construction Machinery Co. Ltd.	15,000	278,561
Hitachi High-Technologies Corp.	8,700	198,954
Hitachi Koki Co. Ltd.	8,400	62,661
Hitachi Ltd.	681,000	4,846,667
Hitachi Metals Ltd.	28,000	379,912
Hitachi Transport System Ltd.	6,900	105,780
Hitachi Zosen Corp.	24,900	121,880
Hogy Medical Co. Ltd.	1,900	97,837
Hokkaido Electric Power Co. Inc.[a]	26,200	160,303
Hokkoku Bank Ltd. (The)	38,000	127,225
Hokuetsu Bank Ltd. (The)	41,000	83,886
Hokuetsu Kishu Paper Co. Ltd.	16,300	77,551
Hokuhoku Financial Group Inc.	159,000	306,637
Hokuriku Electric Power Co.	24,900	309,087
Hokuto Corp.	3,600	72,317
Honda Motor Co. Ltd.	231,100	7,646,774
Honeys Co. Ltd.	5,480	51,340
HORIBA Ltd.	5,500	189,794
Hoshizaki Electric Co. Ltd.	5,400	218,590
Hosiden Corp.	11,200	50,874
House Foods Group Inc.	9,300	154,772
Hoya Corp.	62,000	1,829,349
Hulic Co. Ltd.	38,800	466,815
Hyakugo Bank Ltd. (The)	33,000	127,930
Hyakujushi Bank Ltd. (The)	35,000	117,181
IBIDEN Co. Ltd.	16,600	299,174
IBJ Leasing Co. Ltd.	3,800	86,974
Ichibanya Co. Ltd.	1,300	52,560
Ichigo Group Holdings Co. Ltd.	17,100	50,555
IDEC Corp.	7,500	65,859
Idemitsu Kosan Co. Ltd.	12,500	275,942
Ihara Chemical Industry Co. Ltd.	8,100	63,436
IHI Corp.	190,000	757,024
Iida Group Holdings Co. Ltd.	19,200	285,698
Iino Kaiun Kaisha Ltd.	14,600	71,749
Inaba Denki Sangyo Co. Ltd.	3,700	113,372
Inabata & Co. Ltd.	8,900	83,729
Industrial & Infrastructure Fund Investment Corp.	22	184,356
INPEX Corp.	123,400	1,797,545
Internet Initiative Japan Inc.	4,900	113,638
Iriso Electronics Co. Ltd.	1,600	80,509
Iseki & Co. Ltd.	31,000	80,117
Isetan Mitsukoshi Holdings Ltd.	50,500	627,851
Ishihara Sangyo Kaisha Ltd.[a]	67,000	63,622
Isuzu Motors Ltd.	169,000	981,077
IT Holdings Corp.	11,300	175,003
ITO EN Ltd.	7,600	162,565

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

ITOCHU Corp.	212,000	$2,374,234
ITOCHU Enex Co. Ltd.	11,000	61,703
ITOCHU Techno-Solutions Corp.	3,400	141,625
Itoham Foods Inc.	24,000	108,781
Iwatani Corp.	27,000	158,326
Iyo Bank Ltd. (The)	35,700	321,178
Izumi Co. Ltd.	6,500	190,196
J Trust Co. Ltd.	8,400	90,455
J-Oil Mills Inc.	18,000	48,106
J. Front Retailing Co. Ltd.	69,000	437,709
Jaccs Co. Ltd.	20,000	88,693
JAFCO Co. Ltd.	4,700	179,672
Japan Airlines Co. Ltd.	8,700	450,543
Japan Airport Terminal Co. Ltd.	5,900	135,905
Japan Excellent Inc.	169	224,341
Japan Exchange Group Inc.	35,200	695,385
Japan Hotel REIT Investment Corp.	342	157,524
Japan Logistics Fund Inc.	125	281,938
Japan Petroleum Exploration Co. Ltd.	3,900	145,081
Japan Prime Realty Investment Corp.	113	397,685
Japan Pulp & Paper Co. Ltd.	21,000	71,542
Japan Real Estate Investment Corp.	169	895,047
Japan Rental Housing Investments Inc.	151	93,423
Japan Retail Fund Investment Corp.	326	655,511
Japan Securities Finance Co. Ltd.	16,600	91,328
Japan Steel Works Ltd. (The)	46,000	194,087
Japan Tobacco Inc.	154,800	5,085,745
JFE Holdings Inc.	69,300	1,282,203
JGC Corp.	30,000	972,100
Joyo Bank Ltd. (The)	96,000	467,078
JSP Corp.	4,200	63,113
JSR Corp.	25,900	424,694
JTEKT Corp.	30,000	437,592
Juroku Bank Ltd. (The)	42,000	146,784
JVC Kenwood Corp.[a]	27,100	57,304
JX Holdings Inc.	317,800	1,648,889
K’s Holdings Corp.	6,800	197,510
kabu.com Securities Co. Ltd.	14,000	62,085
Kadokawa Corp.	3,100	101,968
Kagome Co. Ltd.	9,900	167,568
Kagoshima Bank Ltd. (The)	21,000	131,160
Kajima Corp.	122,000	464,591
Kakaku.com Inc.	22,100	314,787
Kaken Pharmaceutical Co. Ltd.	11,000	189,741
Kamigumi Co. Ltd.	35,000	333,725
Kaneka Corp.	43,000	252,570
Kanematsu Corp.	63,000	96,828
Kansai Electric Power Co. Inc. (The)[a]	100,300	840,497
Kansai Paint Co. Ltd.	34,000	476,300
Kansai Urban Banking Corp.	54,000	67,665
Kao Corp.	72,700	2,737,904
Kappa Create Co. Ltd.[a,b]	5,500	53,089
Kasumi Co. Ltd.	8,400	59,289
Kato Sangyo Co. Ltd.	3,300	68,681
Kato Works Co. Ltd.	11,000	63,319
Kawasaki Heavy Industries Ltd.	203,000	753,177
Kawasaki Kisen Kaisha Ltd.	118,000	236,809
Kayaba Industry Co. Ltd.	27,000	109,956
KDDI Corp.	76,000	4,048,869
Keihin Corp.	6,000	86,931
Keikyu Corp.	67,000	556,202
Keio Corp.	82,000	580,382
Keisei Electric Railway Co. Ltd.	40,000	348,116

Security	Shares	Value

Keiyo Bank Ltd. (The)	35,000	$154,185
Kenedix Inc.[a]	37,300	128,533
Kenedix Realty Investment Corp.	51	254,626
Kenedix Residential Investment Corp.	44	96,658
Kewpie Corp.	14,000	201,331
KEY Coffee Inc.	3,900	60,132
Keyence Corp.	6,500	2,506,143
Kikkoman Corp.	23,000	466,755
Kinden Corp.	20,000	184,043
Kintetsu Corp.	258,000	906,725
Kintetsu World Express Inc.	2,200	87,225
Kirin Holdings Co. Ltd.	122,500	1,696,892
Kisoji Co. Ltd.	3,800	68,560
Kissei Pharmaceutical Co. Ltd.	4,200	98,391
Kitz Corp.	16,200	76,599
Kiyo Bank Ltd. (The)	11,200	131,900
Koa Corp.	6,300	60,502
Kobayashi Pharmaceutical Co. Ltd.	4,100	248,850
Kobe Steel Ltd.	430,000	564,072
Kohnan Shoji Co. Ltd.	5,400	54,767
Koito Manufacturing Co. Ltd.	14,000	305,355
Kokuyo Co. Ltd.	11,700	89,568
Komatsu Ltd.	131,700	2,903,460
Komeri Co. Ltd.	4,200	113,604
Komori Corp.	8,900	113,178
Konami Corp.	14,600	333,020
Konica Minolta Holdings Inc.	68,900	640,099
Konishi Co. Ltd.	3,800	68,002
Kose Corp.	4,200	139,589
Kubota Corp.	151,000	1,942,379
Kumagai Gumi Co. Ltd.[a]	25,000	64,611
Kurabo Industries Ltd.	44,000	74,949
Kuraray Co. Ltd.	49,300	553,569
Kureha Corp.	21,000	99,295
Kurita Water Industries Ltd.	15,000	315,712
Kuroda Electric Co. Ltd.	6,600	106,026
Kyocera Corp.	46,000	2,164,679
Kyoei Steel Ltd.	2,400	41,609
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,500	72,256
KYORIN Holdings Inc.	6,800	131,274
Kyoritsu Maintenance Co. Ltd.	1,900	64,821
Kyowa Exeo Corp.	13,000	168,243
Kyowa Hakko Kirin Co. Ltd.	33,000	376,035
Kyushu Electric Power Co. Inc.[a]	61,100	616,682
Lawson Inc.	9,300	646,402
Leopalace21 Corp.[a]	36,100	186,596
Lintec Corp.	6,700	124,555
Lion Corp.	32,000	175,428
LIXIL Group Corp.	37,900	1,002,875
M3 Inc.	21,600	296,458
Mabuchi Motor Co. Ltd.	3,700	253,186
Maeda Corp.	18,000	133,921
Maeda Road Construction Co. Ltd.	9,000	139,471
Makino Milling Machine Co. Ltd.	15,000	111,601
Makita Corp.	16,000	848,948
Mandom Corp.	2,900	101,777
Mani Inc.	1,500	67,034
Mars Engineering Corp.	2,600	48,538
Marubeni Corp.	233,000	1,555,614
Marudai Food Co. Ltd.	22,000	65,472
Maruha Nichiro Corp.[a]	6,300	99,912
Marui Group Co. Ltd.	30,800	273,476
Maruichi Steel Tube Ltd.	6,400	162,334

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

MARUWA Co. Ltd.	1,400	$49,613
Matsui Securities Co. Ltd.	17,600	161,786
Matsumotokiyoshi Co. Ltd.	4,500	132,819
Matsuya Co. Ltd.	5,900	53,369
Mazda Motor Corp.	382,000	1,708,997
McDonald’s Holdings Co. (Japan) Ltd.	9,300	257,559
Medipal Holdings Corp.	19,800	278,344
Megachips Corp.	4,300	50,682
MEGMILK SNOW BRAND Co. Ltd.	6,700	88,940
Meidensha Corp.	31,000	128,370
Meiji Holdings Co. Ltd.	8,800	540,147
Meitec Corp.	4,700	125,103
Melco Holdings Inc.	2,800	42,569
Message Co. Ltd.	2,200	70,534
MID REIT Inc.	31	70,163
Milbon Co. Ltd.	2,300	75,879
Minato Bank Ltd. (The)	36,000	61,322
Minebea Co. Ltd.	48,000	388,605
Ministop Co. Ltd.	3,400	51,558
Miraca Holdings Inc.	7,800	338,267
MIRAIT Holdings Corp.	9,100	79,998
Misawa Homes Co. Ltd.	5,600	68,582
Misumi Group Inc.	12,300	299,342
Mitsubishi Chemical Holdings Corp.	192,000	768,752
Mitsubishi Corp.	197,100	3,527,154
Mitsubishi Electric Corp.	274,000	3,119,550
Mitsubishi Estate Co. Ltd.	178,000	4,032,227
Mitsubishi Gas Chemical Co. Inc.	58,000	334,998
Mitsubishi Heavy Industries Ltd.	429,000	2,259,442
Mitsubishi Logistics Corp.	18,000	258,326
Mitsubishi Materials Corp.	160,000	463,632
Mitsubishi Motors Corp.	89,500	969,036
Mitsubishi Paper Mills Ltd.[a]	79,000	68,057
Mitsubishi Pencil Co. Ltd.	3,100	92,105
Mitsubishi Shokuhin Co. Ltd.	2,000	44,816
Mitsubishi Steel Manufacturing Co. Ltd.	27,000	53,921
Mitsubishi Tanabe Pharma Corp.	32,000	438,571
Mitsubishi UFJ Financial Group Inc.	1,801,600	9,559,150
Mitsubishi UFJ Lease & Finance Co. Ltd.	86,260	424,756
Mitsui & Co. Ltd.	244,200	3,463,982
Mitsui Chemicals Inc.	114,000	277,885
Mitsui Engineering & Shipbuilding Co. Ltd.	107,000	207,401
Mitsui Fudosan Co. Ltd.	120,000	3,548,899
Mitsui Mining & Smelting Co. Ltd.	86,000	213,000
Mitsui O.S.K. Lines Ltd.	154,000	514,087
Mitsui Sugar Co. Ltd.	17,000	70,563
Mitsui-Soko Co. Ltd.	16,000	63,436
Mitsumi Electric Co. Ltd.	13,000	83,358
Miura Co. Ltd.	4,200	119,524
Miyazaki Bank Ltd. (The)	26,000	79,413
Mizuho Financial Group Inc.	3,249,800	6,362,800
Modec Inc.	3,400	75,223
Monex Group Inc.	26,400	88,388
MonotaRO Co. Ltd.	4,400	88,861
Mori Hills REIT Investment Corp.	167	222,994
MORI TRUST Sogo REIT Inc.	157	235,462
Morinaga & Co. Ltd.	32,000	70,485
Morinaga Milk Industry Co. Ltd.	31,000	115,624
Morita Holdings Corp.	8,000	66,725
MOS Food Services Inc.	4,500	89,648
Moshi Moshi Hotline Inc.	8,100	81,991
MS&AD Insurance Group Holdings Inc.	71,800	1,609,613
Murata Manufacturing Co. Ltd.	28,700	2,388,155

Security	Shares	Value

Musashi Seimitsu Industry Co. Ltd.	3,500	$77,195
Musashino Bank Ltd. (The)	4,500	144,053
Nabtesco Corp.	16,100	346,587
Nachi-Fujikoshi Corp.	25,000	154,675
Nagaileben Co. Ltd.	3,800	73,210
Nagase & Co. Ltd.	14,700	180,170
Namco Bandai Holdings Inc.	25,900	558,821
Nanto Bank Ltd. (The)	33,000	123,730
NEC Corp.	352,000	988,977
NEC Networks & System Integration Corp.	4,000	84,660
Net One Systems Co. Ltd.	14,000	113,891
Nexon Co. Ltd.	15,700	122,649
NGK Insulators Ltd.	38,000	717,592
NGK Spark Plug Co. Ltd.	26,000	595,849
NHK Spring Co. Ltd.	24,000	216,623
Nichi-Iko Pharmaceutical Co. Ltd.	6,600	102,473
Nichicon Corp.	8,500	63,074
Nichiha Corp.	5,200	59,865
Nichii Gakkan Co.	7,700	67,766
Nichirei Corp.	35,000	169,946
Nidec Corp.	28,900	1,645,447
Nifco Inc.	6,700	186,931
Nihon Kohden Corp.	5,500	225,330
Nihon M&A Center Inc.	4,700	109,828
Nihon Parkerizing Co. Ltd.	7,100	154,928
Nihon Trim Co. Ltd.	800	27,646
Nihon Unisys Ltd.	8,900	90,263
Nikon Corp.	48,200	756,384
Nintendo Co. Ltd.	15,000	1,577,093
Nippon Accommodations Fund Inc.	69	243,172
Nippon Building Fund Inc.	196	1,086,011
Nippon Coke & Engineering Co. Ltd.	47,800	55,685
Nippon Denko Co. Ltd.	18,000	50,044
Nippon Electric Glass Co. Ltd.	54,000	263,789
Nippon Express Co. Ltd.	114,000	539,031
Nippon Flour Mills Co. Ltd.	19,000	106,021
Nippon Kayaku Co. Ltd.	24,000	285,932
Nippon Konpo Unyu Soko Co. Ltd.	8,100	136,784
Nippon Light Metal Holdings Co. Ltd.	73,700	103,894
Nippon Meat Packers Inc.	25,000	433,431
Nippon Paint Co. Ltd.	26,000	402,154
Nippon Paper Industries Co. Ltd.	14,500	264,875
Nippon Prologis REIT Inc.	190	402,134
Nippon Road Co. Ltd. (The)	13,000	66,177
Nippon Sharyo Ltd.	14,000	50,162
Nippon Sheet Glass Co. Ltd.[a]	124,000	159,021
Nippon Shokubai Co. Ltd.	21,000	241,968
Nippon Signal Co. Ltd. (The)	9,900	82,088
Nippon Soda Co. Ltd.	22,000	122,330
Nippon Steel & Sumikin Bussan Corp.	24,720	87,119
Nippon Steel & Sumitomo Metal Corp.	1,070,000	2,807,244
Nippon Suisan Kaisha Ltd.[a]	43,700	100,534
Nippon Telegraph and Telephone Corp.	53,000	2,937,181
Nippon Thompson Co. Ltd.	14,000	63,593
Nippon Valqua Industries Ltd.	34,000	90,534
Nippon Yakin Kogyo Co. Ltd.[a,b]	22,600	62,612
Nippon Yusen K.K.	230,000	623,691
Nipro Corp.[b]	16,000	138,463
Nishi-Nippon City Bank Ltd. (The)	94,000	213,490
Nishimatsu Construction Co. Ltd.	40,000	143,710
Nishimatsuya Chain Co. Ltd.	9,600	68,887
Nissan Chemical Industries Ltd.	18,800	280,666
Nissan Motor Co. Ltd.	349,200	2,998,026

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Nissan Shatai Co. Ltd.	13,000	$198,023
Nissha Printing Co. Ltd.[a]	4,600	59,847
Nisshin OilliO Group Ltd. (The)	18,000	60,264
Nisshin Seifun Group Inc.	29,900	348,028
Nisshin Steel Co. Ltd.	11,600	119,009
Nisshinbo Holdings Inc.	22,000	188,448
Nissin Foods Holdings Co. Ltd.	8,400	402,115
Nissin Kogyo Co. Ltd.	5,500	101,547
Nitori Holdings Co. Ltd.	9,800	449,466
Nitta Corp.	3,300	67,906
Nitto Boseki Co. Ltd.	27,000	112,599
Nitto Denko Corp.	23,400	1,010,220
Nitto Kogyo Corp.	4,400	91,144
NKSJ Holdings Inc.	47,400	1,182,796
Noevir Holdings Co. Ltd.	3,300	62,769
NOF Corp.	23,000	159,413
NOK Corp.	14,300	234,064
Nomura Co. Ltd.	7,100	50,392
Nomura Holdings Inc.	512,400	2,949,498
Nomura Real Estate Holdings Inc.	18,100	337,725
Nomura Real Estate Master Fund Inc.	224	234,197
Nomura Real Estate Office Fund Inc.	52	225,002
Nomura Real Estate Residential Fund Inc.	23	127,215
Nomura Research Institute Ltd.	14,600	422,349
Noritake Co. Ltd.	22,000	53,842
Noritz Corp.	4,700	83,418
North Pacific Bank Ltd.	47,200	191,295
NS Solutions Corp.	2,800	70,089
NSD Co. Ltd.	6,600	81,604
NSK Ltd.	67,000	705,091
NTN Corp.[a]	66,000	226,138
NTT Data Corp.	17,900	693,045
NTT DOCOMO Inc.	214,900	3,412,313
NTT Urban Development Corp.	16,900	148,568
Obayashi Corp.	93,000	599,971
Obic Business Consultants Co. Ltd.	1,600	51,845
OBIC Co. Ltd.	10,600	318,052
Odakyu Electric Railway Co. Ltd.	89,000	781,527
Ogaki Kyoritsu Bank Ltd. (The)	44,000	118,884
Ohsho Food Service Corp.	1,700	62,824
Oiles Corp.	4,500	101,278
Oita Bank Ltd. (The)	25,000	91,043
Oji Holdings Corp.	115,000	482,966
Okabe Co. Ltd.	6,000	82,408
Okamoto Industries Inc.	24,000	78,943
Okasan Securities Group Inc.	25,000	174,254
Oki Electric Industry Co. Ltd.	100,000	195,791
Okinawa Electric Power Co. Inc. (The)	2,800	91,415
Okuma Corp.	20,000	171,512
Okumura Corp.	24,000	109,721
Olympus Corp.[a]	34,100	1,041,527
Omron Corp.	29,300	1,035,467
OncoTherapy Science Inc.[a]	28,500	33,201
Ono Pharmaceutical Co. Ltd.	11,800	934,528
Onward Holdings Co. Ltd.	19,000	127,783
Oracle Corp. Japan	5,400	248,722
Orient Corp.[a]	49,800	104,816
Oriental Land Co. Ltd.	7,000	1,048,801
ORIX Corp.	183,800	2,657,588
ORIX JREIT Inc.	282	358,884
Osaka Gas Co. Ltd.	269,000	1,013,852
OSAKA Titanium Technologies Co. Ltd.	3,200	65,660
OSG Corp.	10,800	174,238

Security	Shares	Value

Otsuka Corp.	2,300	$272,217
Otsuka Holdings Co. Ltd.	51,600	1,486,626
Oyo Corp.	3,300	45,777
Pacific Metals Co. Ltd.[a]	22,000	102,301
Pack Corp. (The)	3,300	62,285
Pal Co. Ltd.	2,400	45,815
Paltac Corp.	4,900	60,536
Panasonic Corp.	311,800	3,415,606
Paramount Bed Holdings Co. Ltd.	2,800	84,425
PARK24 Co. Ltd.	14,400	263,048
Penta-Ocean Construction Co. Ltd.	42,300	138,308
PeptiDream Inc.[a]	800	47,851
Pigeon Corp.	5,100	228,414
Pilot Corp.	2,200	92,286
Pioneer Corp.[a]	39,400	85,241
Plenus Co. Ltd.	3,700	84,504
Pola Orbis Holdings Inc.	3,400	132,971
Premier Investment Corp.	32	123,583
Press Kogyo Co. Ltd.	18,000	65,903
Prima Meat Packers Ltd.	27,000	59,471
Proto Corp.	3,400	46,864
Raito Kogyo Co. Ltd.	8,400	72,364
Rakuten Inc.	103,100	1,334,295
Relo Holdings Inc.	1,800	98,678
Rengo Co. Ltd.	31,000	138,688
ReproCELL Inc.[a,b]	4,800	35,806
Resona Holdings Inc.	311,900	1,593,850
Resorttrust Inc.	9,700	152,028
Ricoh Co. Ltd.	94,800	1,090,455
Ricoh Leasing Co. Ltd.	2,800	73,104
Riken Corp.	17,000	69,564
Ringer Hut Co. Ltd.	4,500	66,916
Rinnai Corp.	5,000	416,055
Riso Kagaku Corp.	3,000	73,862
Rohm Co. Ltd.	13,700	653,818
Rohto Pharmaceutical Co. Ltd.	13,200	232,987
Round One Corp.	10,300	73,910
Royal Holdings Co. Ltd.	4,700	68,602
Ryobi Ltd.	19,000	56,172
Ryohin Keikaku Co. Ltd.	3,200	359,628
Ryosan Co. Ltd.	4,300	90,883
Ryoyo Electro Corp.	6,100	73,212
Saint Marc Holdings Co. Ltd.	1,400	66,402
Saizeriya Co. Ltd.	6,700	76,871
Sakai Chemical Industry Co. Ltd.	22,000	62,026
Sakata Seed Corp.	5,100	71,295
San-A & Co. Ltd.	3,100	89,434
San-in Godo Bank Ltd. (The)	20,000	131,963
Sanden Corp.	17,000	80,881
Sangetsu Co. Ltd.	4,400	113,327
Sanix Inc.[a]	3,800	44,901
Sanken Electric Co. Ltd.	16,000	111,209
Sankyo Co. Ltd.	7,500	299,927
Sankyo Tateyama Inc.	4,000	79,099
Sankyu Inc.	41,000	156,133
Sanrio Co. Ltd.[b]	7,400	234,351
Santen Pharmaceutical Co. Ltd.	10,700	477,651
Sanwa Holdings Corp.	31,000	189,369
Sanyo Shokai Ltd.	24,000	65,551
Sanyo Special Steel Co. Ltd.	16,000	62,340
Sapporo Holdings Ltd.	46,000	194,988
Sato Holdings Corp.	3,600	78,132
Sawada Holdings Co. Ltd.	4,800	40,693

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Sawai Pharmaceutical Co. Ltd.	4,500	$278,855
SBI Holdings Inc.	29,600	337,582
SCSK Corp.	7,300	192,666
Secom Co. Ltd.	30,000	1,727,753
Sega Sammy Holdings Inc.	26,700	537,398
Seikagaku Corp.	5,400	64,599
Seiko Epson Corp.	18,600	507,289
Seiko Holdings Corp.	22,000	80,333
Seino Holdings Co. Ltd.	22,000	217,093
Seiren Co. Ltd.	8,900	74,755
Sekisui Chemical Co. Ltd.	61,000	619,256
Sekisui House Ltd.	76,600	920,100
Sekisui House SI Investment Corp.	148	139,814
Senko Co. Ltd.	15,000	68,576
Senshu Ikeda Holdings Inc.	29,800	136,820
Seria Co. Ltd.	2,800	109,643
Seven & I Holdings Co. Ltd.	106,100	4,186,873
Seven Bank Ltd.	87,100	329,982
Sharp Corp.[a]	218,000	546,334
Shiga Bank Ltd. (The)	33,000	180,264
Shikoku Chemicals Corp.	9,000	61,674
Shikoku Electric Power Co. Inc.[a]	26,300	307,928
Shima Seiki Manufacturing Ltd.	4,200	70,062
Shimachu Co. Ltd.	6,000	131,982
Shimadzu Corp.	35,000	299,119
Shimamura Co. Ltd.	3,100	288,908
Shimano Inc.	11,200	1,118,355
Shimizu Corp.	87,000	493,128
Shin-Etsu Chemical Co. Ltd.	57,900	3,399,747
Shinko Electric Industries Co. Ltd.	9,200	60,703
Shinko Plantech Co. Ltd.	8,100	60,978
Shinsei Bank Ltd.	237,000	461,703
Shionogi & Co. Ltd.	42,800	749,995
Ship Healthcare Holdings Inc.	4,600	156,711
Shiseido Co. Ltd.	51,000	910,661
Shizuoka Bank Ltd. (The)	80,000	764,366
Shizuoka Gas Co. Ltd.	12,500	75,257
SHO-BOND Holdings Co. Ltd.	3,400	153,275
Shochiku Co. Ltd.	13,000	107,665
Showa Corp.	7,300	80,182
Showa Denko K.K.	220,000	292,903
Showa Sangyo Co. Ltd.	17,000	54,919
Showa Shell Sekiyu K.K.	27,700	281,203
SIIX Corp.	3,100	45,491
Sintokogio Ltd.	9,600	68,981
SKY Perfect JSAT Holdings Inc.	26,300	141,348
SMC Corp.	7,400	1,758,541
SoftBank Corp.	135,900	10,097,709
Sohgo Security Services Co. Ltd.	9,000	190,573
Sojitz Corp.	174,300	274,717
Sony Corp.	146,300	2,566,516
Sony Financial Holdings Inc.	25,400	407,295
Sotetsu Holdings Inc.	58,000	207,244
Square Enix Holdings Co. Ltd.	9,400	150,731
Stanley Electric Co. Ltd.	20,900	462,398
Star Micronics Co. Ltd.	5,900	72,718
Starbucks Coffee Japan Ltd.	6,000	63,789
Start Today Co. Ltd.	8,300	173,800
Sugi Holdings Co. Ltd.	5,500	247,675
Sumco Corp.	16,800	128,940
Sumitomo Bakelite Co. Ltd.	28,000	106,628
Sumitomo Chemical Co. Ltd.	214,000	802,369
Sumitomo Corp.	158,200	2,055,129

Security	Shares	Value

Sumitomo Electric Industries Ltd.	107,900	$1,490,425
Sumitomo Forestry Co. Ltd.	19,300	196,495
Sumitomo Heavy Industries Ltd.	79,000	335,644
Sumitomo Metal Mining Co. Ltd.	74,000	1,116,339
Sumitomo Mitsui Financial Group Inc.	180,000	7,106,608
Sumitomo Mitsui Trust Holdings Inc.	468,000	1,928,811
Sumitomo Osaka Cement Co. Ltd.	57,000	226,549
Sumitomo Real Estate Sales Co. Ltd.	2,900	87,014
Sumitomo Realty & Development Co. Ltd.	52,000	2,015,859
Sumitomo Rubber Industries Inc.	24,900	345,894
Sumitomo Warehouse Co. Ltd. (The)	21,000	101,762
Sundrug Co. Ltd.	5,000	204,601
Suntory Beverage & Food Ltd.	19,600	684,033
Suruga Bank Ltd.	26,000	445,932
Suzuken Co. Ltd.	10,100	363,857
Suzuki Motor Corp.	51,500	1,328,463
Sysmex Corp.	20,700	655,551
T&D Holdings Inc.	82,400	983,315
T-Gaia Corp.	5,400	47,577
Tachi-S Co. Ltd.	4,100	64,300
Tadano Ltd.	15,000	212,335
Taiheiyo Cement Corp.	170,000	595,791
Taikisha Ltd.	4,900	105,963
Taisei Corp.	139,000	643,632
Taisho Pharmaceutical Holdings Co. Ltd.	4,500	331,718
Taiyo Holdings Co. Ltd.	2,800	84,699
Taiyo Nippon Sanso Corp.	35,000	278,904
Taiyo Yuden Co. Ltd.	15,300	189,022
Takara Bio Inc.	7,300	78,896
Takara Holdings Inc.	25,000	191,385
Takasago Thermal Engineering Co. Ltd.	9,800	95,745
Takashimaya Co. Ltd.	38,000	360,098
Takata Corp.	5,200	122,530
Takeda Pharmaceutical Co. Ltd.	111,000	4,985,492
Tamron Co. Ltd.	2,900	72,592
TDK Corp.	17,500	746,941
Tecmo Koei Holdings Co. Ltd.	5,600	66,772
Teijin Ltd.	137,000	336,632
Tekken Corp.	17,000	49,594
Temp Holdings Co. Ltd.	6,200	157,989
Terumo Corp.	43,300	860,066
THK Co. Ltd.	16,700	353,618
Toa Corp.	34,000	63,906
Toagosei Co. Ltd.	34,000	142,457
Tobu Railway Co. Ltd.	145,000	709,741
TOC Co. Ltd.	12,900	87,768
Tocalo Co. Ltd.	4,000	62,535
Tochigi Bank Ltd. (The)	19,000	74,028
Toda Corp.	31,000	108,644
Toho Bank Ltd. (The)	34,000	113,833
Toho Co. Ltd.	16,800	323,830
Toho Gas Co. Ltd.	63,000	308,987
Toho Holdings Co. Ltd.	7,000	141,302
Toho Titanium Co. Ltd.[a]	9,900	61,736
Toho Zinc Co. Ltd.	26,000	82,721
Tohoku Electric Power Co. Inc.	64,800	616,599
Tokai Carbon Co. Ltd.	32,000	102,751
Tokai Corp. (GIFU)	2,300	58,474
TOKAI Holdings Corp.	19,200	66,537
Tokai Rika Co. Ltd.	7,600	132,135
Tokai Rubber Industries Ltd.	5,800	60,016
Tokai Tokyo Financial Holdings Inc.	30,200	202,812
Token Corp.	1,710	75,833

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Tokio Marine Holdings Inc.	97,900	$2,885,726
TOKO Inc.	15,000	43,465
Tokuyama Corp.	48,000	139,090
Tokyo Broadcasting System Holdings Inc.	6,000	65,198
Tokyo Dome Corp.	26,000	116,319
Tokyo Electric Power Co. Inc.[a]	205,700	777,290
Tokyo Electron Ltd.	24,200	1,374,768
Tokyo Gas Co. Ltd.	342,000	1,791,189
Tokyo Ohka Kogyo Co. Ltd.	5,900	134,865
Tokyo Seimitsu Co. Ltd.	6,300	106,203
Tokyo Steel Manufacturing Co. Ltd.	15,400	75,229
Tokyo Tatemono Co. Ltd.	59,000	470,152
Tokyo Tomin Bank Ltd. (The)	6,700	69,525
Tokyotokeiba Co. Ltd.	21,000	55,712
Tokyu Corp.	161,000	1,013,441
Tokyu Fudosan Holdings Corp.	73,700	535,344
TOKYU REIT Inc.	139	177,713
TOMONY Holdings Inc.	23,600	100,268
Tomy Co. Ltd.	12,300	58,399
TonenGeneral Sekiyu K.K.	40,000	377,876
Top REIT Inc.	24	104,200
Topcon Corp.	10,800	188,511
Toppan Forms Co. Ltd.	8,200	75,458
Toppan Printing Co. Ltd.	80,000	550,563
Topre Corp.	6,600	66,743
TOPY Industries Ltd.	33,000	55,888
Toray Industries Inc.	208,000	1,358,160
Torii Pharmaceutical Co. Ltd.	2,000	56,818
Toshiba Corp.	568,000	2,224,180
Toshiba Machine Co. Ltd.	18,000	80,705
Toshiba Tec Corp.	22,000	143,221
Tosoh Corp.	75,000	286,344
Totetsu Kogyo Co. Ltd.	4,300	87,431
TOTO Ltd.	41,000	579,980
Towa Bank Ltd. (The)	78,000	74,068
Toyo Corp.	7,100	78,680
Toyo Engineering Corp.	19,000	83,886
Toyo Ink SC Holdings Co. Ltd.	28,000	114,303
Toyo Seikan Group Holdings Ltd.	24,100	358,374
Toyo Suisan Kaisha Ltd.	13,000	416,153
Toyo Tanso Co. Ltd.	2,300	55,232
Toyo Tire & Rubber Co. Ltd.	27,000	201,145
Toyobo Co. Ltd.	128,000	206,755
Toyoda Gosei Co. Ltd.	9,300	171,524
Toyota Boshoku Corp.	10,200	105,345
Toyota Industries Corp.	23,300	1,074,332
Toyota Motor Corp.	389,800	21,048,818
Toyota Tsusho Corp.	30,200	794,986
TPR Co. Ltd.	3,700	54,622
Trans Cosmos Inc.	4,000	74,479
Trend Micro Inc.	15,100	488,551
Trusco Nakayama Corp.	3,600	81,233
TS Tech Co. Ltd.	6,900	184,135
TSI Holdings Co. Ltd.	12,800	86,336
Tsubakimoto Chain Co.	22,000	156,789
Tsukuba Bank Ltd. (The)	19,400	69,889
Tsumura & Co.	8,900	211,370
Tsuruha Holdings Inc.	2,500	251,591
TV Asahi Holdings Corp.	3,800	66,254
UACJ Corp.	38,000	150,289
Ube Industries Ltd.	158,000	267,587
ULVAC Inc.[a]	5,800	109,925
Unicharm Corp.	16,200	878,590

Security	Shares	Value

Unipres Corp.	5,300	$102,368
United Arrows Ltd.	3,100	119,873
UNITED Inc.	1,700	24,497
United Urban Investment Corp.	340	512,580
Unitika Ltd.[a]	137,000	77,788
Universal Entertainment Corp.	3,300	58,634
UNY Co. Ltd.	30,100	194,184
Ushio Inc.	16,300	213,025
USS Co. Ltd.	31,100	453,332
Valor Co. Ltd.	6,200	80,360
Vital KSK Holdings Inc.	7,500	53,084
VT Holdings Co. Ltd.	12,100	69,414
Wacoal Holdings Corp.	15,000	147,871
Wacom Co. Ltd.	21,100	138,188
Watami Co. Ltd.	4,600	67,007
Weathernews Inc.	1,800	47,278
Welcia Holdings Co. Ltd.	1,400	84,562
West Japan Railway Co.	22,900	928,778
Xebio Co. Ltd.	3,700	68,313
Yachiyo Bank Ltd. (The)	2,700	73,004
Yahoo! Japan Corp.	206,200	896,258
Yakult Honsha Co. Ltd.	12,600	680,881
Yamada Denki Co. Ltd.	130,900	483,106
Yamagata Bank Ltd. (The)	22,000	94,117
Yamaguchi Financial Group Inc.	29,000	267,430
Yamaha Corp.	22,900	306,678
Yamaha Motor Co. Ltd.	39,700	612,892
Yamanashi Chuo Bank Ltd. (The)	23,000	99,745
Yamato Holdings Co. Ltd.	52,500	1,080,323
Yamato Kogyo Co. Ltd.	5,800	167,158
Yamazaki Baking Co. Ltd.	16,000	195,477
Yamazen Corp.	12,100	78,179
Yaoko Co. Ltd.	1,500	67,988
Yaskawa Electric Corp.	31,500	355,551
Yellow Hat Ltd.	2,500	47,895
Yodogawa Steel Works Ltd.	15,000	59,031
Yokogawa Electric Corp.	31,300	427,445
Yokohama Reito Co. Ltd.	7,500	60,720
Yokohama Rubber Co. Ltd. (The)	30,000	268,135
Yondoshi Holdings Inc.	3,600	64,000
Yorozu Corp.	2,700	50,405
Yoshinoya Holdings Co. Ltd.	7,800	98,884
Yuasa Trading Co. Ltd.	42,000	79,765
Zenrin Co. Ltd.	5,700	58,200
Zensho Holdings Co. Ltd.[b]	13,600	137,664
Zeon Corp.	26,000	242,056

		423,920,065
NETHERLANDS — 2.54%
Aalberts Industries NV	13,290	441,977
Accell Group NV	3,854	76,523
AEGON NV	255,291	2,313,217
Akzo Nobel NV	33,752	2,596,866
AMG Advanced Metallurgical Group NVa	7,797	78,336
Amsterdam Commodities NV	2,661	66,044
Arcadis NV	8,696	308,429
ASM International NV	6,931	302,672
ASML Holding NV	50,202	4,136,776
BE Semiconductor Industries NV	4,600	78,451
BinckBank NV	8,714	98,375
Brunel International NV	1,514	102,558
Corbion NV	8,849	204,779

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Corio NV	9,159	$428,414
Delta Lloyd NV	27,449	721,416
Eurocommercial Properties NV	4,990	228,946
Fugro NV CVA	9,784	647,302
Gemalto NVb	11,198	1,252,995
Grontmij NVa	14,985	79,993
Heineken Holding NV	13,914	887,452
Heineken NV	32,230	2,234,424
ING Groep NV CVA[a]	543,376	7,711,228
Koninklijke Ahold NV	129,657	2,499,782
Koninklijke BAM Groep NV	35,074	189,713
Koninklijke DSM NV	21,603	1,548,003
Koninklijke KPN NVa	451,526	1,603,973
Koninklijke Philips NV	132,929	4,253,013
Koninklijke Ten Cate NV	4,150	123,456
Koninklijke Vopak NV	9,857	490,448
Nieuwe Steen Investments NV	20,537	124,267
Nutreco NV	10,051	466,305
OCI NVa	13,540	578,705
PostNL NVa	65,375	286,622
Randstad Holding NV	17,589	1,021,980
Reed Elsevier NV	97,249	1,982,830
Royal Boskalis Westminster NV CVA	11,143	630,836
Royal Imtech NVa,b	48,197	94,160
SBM Offshore NVa	26,673	486,887
SNS REAAL NVa,b,c	3,991	—
Tetragon Financial Group Ltd.	18,469	190,600
TKH Group NV	5,211	181,355
TNT Express NV	61,273	551,378
TomTom NVa	15,397	109,369
Unilever NV CVA	228,535	9,786,684
USG People NV	9,809	168,988
VastNed Retail NV	2,600	133,638
Wereldhave NV	2,716	228,099
Wolters Kluwer NV	42,298	1,177,070
Ziggo NV	21,030	912,098

		54,817,432
NEW ZEALAND — 0.26%
Air New Zealand Ltd.	77,222	139,317
Argosy Property Ltd.	87,219	68,935
Auckland International Airport Ltd.	136,824	466,656
Chorus Ltd.	57,382	87,255
Contact Energy Ltd.	53,713	262,564
Fisher & Paykel Healthcare Corp. Ltd.	82,088	288,434
Fletcher Building Ltd.	97,481	824,897
Freightways Ltd.	22,791	97,899
Goodman Property Trust	131,299	112,235
Infratil Ltd.	68,734	135,814
Kathmandu Holdings Ltd.	30,351	95,172
Kiwi Income Property Trust	109,349	108,033
Mainfreight Ltd.	12,881	148,285
Metlifecare Ltd.	17,325	61,322
Mighty River Power Ltd.	107,040	213,802
New Zealand Oil & Gas Ltd.	75,014	49,944
Nuplex Industries Ltd.	31,661	95,200
Precinct Properties New Zealand Ltd.	110,319	96,670
Ryman Healthcare Ltd.	55,010	408,791
Sky Network Television Ltd.	59,365	341,193
SKYCITY Entertainment Group Ltd.	82,540	299,950
Telecom Corp. of New Zealand Ltd.	264,958	630,522
Trade Me Group Ltd.	58,612	198,897

Security	Shares	Value

Warehouse Group Ltd.(The)	13,684	$39,853
Xero Ltd.[a,b]	9,462	257,277
Z Energy Ltd.	33,955	114,058

		5,642,975
NORWAY — 1.00%
Aker ASA Class A	3,534	119,262
Aker Solutions ASA	23,110	369,187
Archer Ltd.[a]	46,351	62,879
Atea ASA	10,997	126,013
Austevoll Seafood ASA	13,873	89,442
Bakkafrost P/F	6,993	109,190
BW Offshore Ltd.	54,151	70,552
Cermaq ASA	6,304	74,353
Det norske oljeselskap ASA[a,b]	9,614	104,839
DNB ASA	136,772	2,413,448
DNO International ASA[a]	82,934	286,978
Electromagnetic GeoServices ASa,b	36,828	43,901
Fred Olsen Energy ASA	4,600	146,045
Gjensidige Forsikring ASA	28,300	520,757
Golden Ocean Group Ltd.[b]	43,976	77,599
Hoegh LNG Holdings Ltd.[a]	7,769	75,654
Kvaerner ASA	27,235	54,414
Leroey Seafood Group ASA	2,897	102,142
Marine Harvest ASA	40,701	497,479
Nordic Semiconductor ASA[a]	17,043	95,286
Norsk Hydro ASA	185,480	990,601
Norwegian Air Shuttle ASa,b	3,596	142,485
Norwegian Property ASA[a]	88,457	112,129
Opera Software ASA	15,445	198,894
Orkla ASA	106,093	874,415
Petroleum Geo-Services ASA	31,762	382,087
Polarcus Ltd.[a]	78,659	56,920
Prosafe SE	33,112	290,754
REC Silicon ASA[a,b]	259,928	144,363
Schibsted ASA	10,828	620,654
Seadrill Ltd.	52,737	1,837,264
Sevan Drilling ASa	53,241	28,158
Songa Offshore SEa,b	86,328	35,510
SpareBank 1 SMN	17,384	153,961
Statoil ASA	158,372	4,796,815
Stolt-Nielsen Ltd.	3,424	92,267
Storebrand ASA[a]	66,765	373,501
Subsea 7 SA	36,815	734,928
Telenor ASA	96,099	2,250,770
TGS-NOPEC Geophysical Co. ASA	14,715	506,468
Thin Film Electronics ASA[a]	64,751	53,161
Tomra Systems ASA	22,995	213,306
Yara International ASA	25,413	1,197,241

		21,526,072
PORTUGAL — 0.24%
Altri SGPS SA	24,808	84,136
Banco BPI SAa,e	52,511	134,624
Banco Comercial Portugues SA Registered[a]	1,967,898	597,561
Banco Espirito Santo SA Registered[a]	256,285	453,429
Energias de Portugal SA	283,426	1,375,444
Galp Energia SGPS SA Class B	48,288	835,917
Jeronimo Martins SGPS SA	35,775	625,256
Portucel SA	25,367	120,114
Portugal Telecom SGPS SA Registered[b]	89,291	371,419

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Redes Energeticas Nacionais SA	18,712	$70,259
Semapa — Sociedade de Investimento e Gestao SGPS SA	9,301	139,474
Sonae SGPS SA	148,589	278,959
ZON OPTIMUS SGPS SA	27,680	199,536

		5,286,128
SINGAPORE — 1.61%
AIMS AMP Capital Industrial REIT	90,675	102,207
ARA Asset Management Ltd.[b]	77,200	112,232
Ascendas India Trust	149,000	90,799
Ascendas REIT	287,000	523,543
Ascott Residence Trust	119,200	113,944
Asian Pay Television Trust	214,000	128,705
Biosensors International Group Ltd.	141,000	106,703
Boustead Singapore Ltd.	48,000	72,458
Cache Logistics Trust	120,000	109,930
Cambridge Industrial Trust[b]	194,000	114,359
CapitaCommercial Trust	296,000	377,265
CapitaLand Ltd.	361,000	920,221
CapitaMall Trust Management Ltd.	342,000	543,506
CapitaMalls Asia Ltd.	189,000	332,728
CapitaRetail China Trust	87,220	102,828
CDL Hospitality Trusts	111,000	158,717
Chip Eng Seng Corp. Ltd.	94,000	57,283
City Developments Ltd.	59,000	508,997
ComfortDelGro Corp. Ltd.	285,000	481,300
COSCO Corp. (Singapore) Ltd.[b]	144,000	82,591
CSE Global Ltd.[b]	161,000	76,309
CWT Ltd.	42,000	48,680
DBS Group Holdings Ltd.	240,000	3,238,619
Ezion Holdings Ltd.	120,200	217,353
Ezra Holdings Ltd.[b]	102,000	85,315
First REIT	99,000	91,480
First Resources Ltd.	83,000	169,921
Frasers Centrepoint Trust	76,000	108,671
Frasers Commercial Trust	92,000	93,074
Genting Singapore PLC	853,000	900,327
Global Logistic Properties Ltd.	440,000	998,925
GMG Global Ltd.	789,000	56,566
Golden Agri-Resources Ltd.	1,007,000	489,322
GuocoLeisure Ltd.	85,000	65,340
Ho Bee Land Ltd.	40,000	72,968
Hong Leong Asia Ltd.	44,000	55,905
Hutchison Port Holdings Trust	737,000	501,160
Hyflux Ltd.	108,000	103,238
Indofood Agri Resources Ltd.	74,000	62,779
Jardine Cycle & Carriage Ltd.	16,000	597,889
Keppel Corp. Ltd.	202,000	1,694,396
Keppel Infrastructure Trust	88,000	73,605
Keppel Land Ltd.	97,000	267,352
Keppel REIT Management Ltd.	205,880	198,443
KrisEnergy Ltd.[a]	94,000	53,913
Lippo Malls Indonesia Retail Trust	302,000	97,431
M1 Ltd.[b]	54,000	144,533
Mapletree Commercial Trust	178,000	179,368
Mapletree Greater China Commercial Trust	271,000	182,415
Mapletree Industrial Trust	153,000	175,505
Mapletree Logistics Trust	213,000	186,641
Midas Holdings Ltd.	160,000	59,904
Neptune Orient Lines Ltd.[a,b]	123,000	99,450
Noble Group Ltd.	624,000	638,738
Olam International Ltd.	211,000	374,820

Security	Shares	Value

OSIM International Ltd.[b]	37,000	$85,474
OUE Hospitality Trust[b]	110,499	76,580
OUE Ltd.[b]	33,000	59,673
Oversea-Chinese Banking Corp. Ltd.[b]	357,000	2,744,294
Parkway Life REIT	60,000	119,967
Perennial China Retail Trust	139,000	61,453
Raffles Education Corp. Ltd.[a]	190,000	44,649
Raffles Medical Group Ltd.	34,000	98,315
Sabana Shari’ah Compliant Industrial REIT	131,000	106,962
SATS Ltd.	98,000	247,469
SembCorp Industries Ltd.	141,000	603,154
SembCorp Marine Ltd.[b]	114,000	369,602
Singapore Airlines Ltd.	75,000	620,146
Singapore Exchange Ltd.	123,000	678,026
Singapore Post Ltd.	195,000	219,799
Singapore Press Holdings Ltd.[b]	181,000	604,126
Singapore Technologies Engineering Ltd.	218,000	663,369
Singapore Telecommunications Ltd.	1,120,000	3,417,055
SMRT Corp. Ltd.	126,000	122,452
Soilbuild Business Space REIT	149,000	93,173
SPH REIT[b]	99,000	78,862
Stamford Land Corp. Ltd.	110,000	52,137
Starhill Global REIT	233,000	150,341
StarHub Ltd.	85,000	280,997
Suntec REIT	334,000	456,295
Super Group Ltd.	31,000	86,430
Swiber Holdings Ltd.	106,000	54,041
Tat Hong Holdings Ltd.	75,000	48,393
Tiger Airways Holdings Ltd.[a,b]	169,400	59,375
United Engineers Ltd.	60,000	103,238
United Overseas Bank Ltd.	178,000	3,085,418
UOL Group Ltd.	67,000	342,645
Vard Holdings Ltd.[a]	96,000	73,796
Venture Corp. Ltd.	33,000	201,625
Wheelock Properties (Singapore) Ltd.	32,000	47,923
Wilmar International Ltd.	268,000	725,853
Wing Tai Holdings Ltd.	60,000	95,591
Yangzijiang Shipbuilding	285,000	249,731
Yanlord Land Group Ltd.	95,000	87,406
Ying Li International Real Estate Ltd.[a]	223,000	47,963

		34,864,469
SPAIN — 3.43%
Abengoa SA	1,851	8,241
Abengoa SA Class B	66,185	294,669
Abertis Infraestructuras SA	56,036	1,259,074
Acciona SAb	3,908	316,990
Acerinox SAb	16,179	282,655
Actividades de Construcciones y Servicios SA	25,844	1,106,374
Almirall SA	10,900	182,419
Amadeus IT Holding SA Class A	54,149	2,249,029
Atresmedia Corporacion de Medios de Comunicacion SAa	9,920	142,085
Banco Bilbao Vizcaya Argentaria SA	835,552	10,247,232
Banco de Sabadell SA	483,511	1,642,509
Banco Popular Espanol SA	234,137	1,720,605
Banco Santander SA	1,637,238	16,269,884
Bankia SAa	571,370	1,163,790
Bankinter SA	96,681	739,034
Bolsas y Mercados Espanoles	1,895	82,491
CaixaBank SA	251,180	1,528,920
Construcciones y Auxiliar de Ferrocarriles SA	301	143,986
Corporacion Financiera Alba SA	2,981	183,725

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	86,072	$768,331
Duro Felguera SA	17,485	119,280
Ebro Foods SA	12,236	281,632
Enagas SA	12,699	390,893
Ence Energia y Celulosa SA	27,509	80,862
FAES FARMA SA	36,243	112,064
FAES FARMA SA New[a]	1,449	4,480
Ferrovial SA	58,850	1,305,575
Fomento de Construcciones y Contratas SAa,b	7,056	155,215
Gamesa Corporacion Tecnologica SAa	30,892	306,301
Gas Natural SDG SA	51,321	1,470,502
Grifols SA	21,628	1,154,549
Grupo Catalana Occidente SA	7,331	286,342
Iberdrola SA	687,466	4,799,389
Indra Sistemas SAb	15,622	292,636
Industria de Diseno Textil SA	30,925	4,637,367
International Consolidated Airlines Group SAa	148,828	1,017,342
Jazztel PLC[a]	33,302	510,694
Liberbank SAa	82,160	102,413
Mapfre SA	161,537	679,776
Mediaset Espana Comunicacion SAa	27,071	299,531
Melia Hotels International SAb	9,540	120,372
NH Hoteles SAa	26,612	169,735
Obrascon Huarte Lain SA	6,721	310,928
Pescanova SAa,c	498	—
Promotora de Informaciones SAa,b	68,666	38,179
Prosegur Compania de Seguridad SA	30,063	201,333
Red Electrica Corporacion SA	7,050	579,472
Repsol SA	123,365	3,318,402
Tecnicas Reunidas SAb	4,933	296,747
Telefonica SA	579,801	9,703,345
Tubacex SA	19,858	97,195
Tubos Reunidos SA	30,215	93,425
Viscofan SA	6,992	364,038
Zardoya Otis SA	26,032	456,236
Zeltia SAa	35,828	134,874

		74,223,167
SWEDEN — 3.34%
AarhusKarlshamn AB	3,849	256,505
Active Biotech ABa	7,484	39,505
AF AB Class B	5,127	184,880
Alfa Laval AB	44,598	1,180,493
Arcam ABa,b	2,228	57,607
Assa Abloy AB Class B	47,124	2,488,926
Atlas Copco AB Class A	94,399	2,726,126
Atlas Copco AB Class B	55,471	1,503,196
Avanza Bank Holding AB	3,264	121,957
Axfood AB	2,689	142,643
Axis Communications ABb	6,049	179,978
Betsson AB	5,009	181,778
Bilia AB	3,160	104,494
Billerud AB	22,728	330,271
BioGaia AB Class B	2,602	77,858
Boliden AB	38,268	580,165
Castellum AB	21,990	373,198
CDON Group ABa,b	11,526	46,869
Clas Ohlson AB Class B	6,050	133,219
East Capital Explorer ABa	9,092	73,245
Electrolux AB Class B	33,920	937,928
Elekta AB Class B	52,051	726,824
Eniro ABa	12,881	101,990

Security	Shares	Value

Fabege AB	19,659	$274,965
Fastighets AB Balder Class Ba	13,249	169,249
Fingerprint Cards ABa	6,798	54,504
Getinge AB Class B	28,277	829,188
Hakon Invest AB	11,023	368,397
Hennes & Mauritz AB Class B	133,723	5,433,542
Hexagon AB Class B	33,470	1,064,154
Hexpol AB	3,655	344,362
HIQ International AB	16,328	98,716
Holmen AB Class B	6,955	244,608
Hufvudstaden AB Class A	15,084	219,887
Husqvarna AB Class B	58,523	484,930
Industrial & Financial Systems Class B	2,952	84,254
Industrivarden AB Class C	17,032	355,438
Indutrade AB	3,106	134,403
Intrum Justitia AB	11,456	330,659
Investment AB Kinnevik Class B	32,019	1,122,672
Investor AB Class B	63,929	2,467,146
JM AB	11,043	372,794
Klovern AB	15,099	82,482
Kungsleden AB	20,620	167,696
Lindab International ABa	9,352	116,238
Loomis AB Class B	9,690	262,438
Lundbergforetagen AB	5,236	243,847
Lundin Petroleum ABa	30,923	659,087
Meda AB Class A	32,633	582,866
Medivir ABa,b	4,807	84,826
Mekonomen AB	3,690	98,239
Millicom International Cellular SA SDR	9,349	922,434
Modern Times Group MTG AB Class B	8,188	362,730
NCC AB Class B	12,719	442,840
Net Entertainment NE ABa	5,058	2,328
Net Entertainment NE AB NEW	5,058	121,465
Nibe Industrier AB Class B	12,124	339,522
Nobia AB	18,154	164,355
Nordea Bank AB	426,857	6,153,726
Nordnet AB	14,779	72,796
Orexo ABa	2,845	45,839
Oriflame Cosmetics SA SDR[b]	6,551	166,668
Peab AB	26,881	207,272
Ratos AB Class B	28,427	288,113
Rezidor Hotel Group ABa,b	13,008	80,640
Saab AB Class B	9,532	291,069
Sandvik AB	150,111	2,113,380
Scania AB Class B	43,815	1,324,488
Securitas AB Class B	44,370	534,123
Skandinaviska Enskilda Banken AB Class A	213,254	2,930,365
Skanska AB Class B	53,712	1,225,579
SKF AB Class B	56,122	1,446,776
SSAB AB Class Aa	35,195	304,862
Svenska Cellulosa AB Class B	82,080	2,293,540
Svenska Handelsbanken AB Class A	69,821	3,495,925
Swedbank AB Class A	126,840	3,361,302
Swedish Match AB	28,657	980,166
Swedish Orphan Biovitrum ABa	20,094	220,152
Tele2 AB Class B	44,798	570,553
Telefonaktiebolaget LM Ericsson Class B	430,171	5,181,670
TeliaSonera AB	333,718	2,414,974
Trelleborg AB Class B	35,044	745,308
Unibet Group PLC SDR	4,129	222,071
Volvo AB Class B	216,897	3,411,429
Wallenstam AB Class B	12,148	198,151
Wihlborgs Fastigheter AB	9,962	191,080

		72,128,933

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

SWITZERLAND — 8.58%
ABB Ltd. Registered	309,327	$7,427,080
Actelion Ltd. Registered	14,580	1,431,587
Adecco SA Registered	18,644	1,557,461
AFG Arbonia-Forster Holding AG Registered[a]	3,307	109,864
Allreal Holding AG Registered	1,971	277,814
AMS AG	1,396	209,927
Aryzta AG	12,163	1,122,430
Ascom Holding AG Registered	6,875	127,669
Baloise Holding AG Registered	6,525	792,975
Banque Cantonale Vaudoise Registered	358	212,251
Barry Callebaut AG Registered	309	419,394
Basilea Pharmaceutica AG Registered[a]	1,163	121,458
BKW AG	2,158	79,290
Bossard Holding AG	1,114	153,097
Bucher Industries AG Registered	930	302,096
Burckhardt Compression Holding AG	464	240,313
Clariant AG Registered	39,675	780,477
Compagnie Financiere Richemont SA Class A Bearer	73,446	7,449,291
Credit Suisse Group AG Registered	213,623	6,771,785
Daetwyler Holding AG Bearer	1,045	164,978
Dufry AG Registered[a,b]	3,491	576,514
EFG International AGa	8,292	105,010
Emmi AG	327	119,870
EMS-Chemie Holding AG Registered	1,117	434,836
Flughafen Zurich AG Registered	572	360,241
Forbo Holding AG Registered	187	193,382
Galenica Holding AG Registered	647	657,692
GAM Holding AG	23,816	432,797
Gategroup Holding AGa	4,404	137,054
Geberit AG Registered	5,245	1,747,241
Georg Fischer AG Registered	589	466,276
Givaudan SA Registered	1,285	2,024,300
Helvetia Holding AG Registered	786	390,567
Holcim Ltd. Registered	31,925	2,922,545
Huber & Suhner AG Registered	2,364	129,954
Implenia AG Registered[a]	2,101	153,915
Inficon Holding AG Registered	309	110,551
Intershop Holdings AG Bearer	251	96,928
Julius Baer Group Ltd.	31,494	1,471,950
Kaba Holding AG Class B Registered	585	281,553
Komax Holding AG Registered	751	116,175
Kudelski SA Bearer	6,254	107,613
Kuehne & Nagel International AG Registered	7,440	1,015,717
Kuoni Reisen Holding AG Class B Registered	502	221,651
LEM Holding SA Registered	101	83,397
Lindt & Spruengli AG Participation Certificates	118	573,616
Lindt & Spruengli AG Registered	14	816,196
Logitech International SA Registered	20,724	280,102
Lonza Group AG Registered	7,563	789,844
Meyer Burger Technology AGa,b	13,403	165,168
Micronas Semiconductor Holding AG Registered	9,310	82,690
Mobilezone Holding AG Bearer[a]	9,540	108,354
Mobimo Holding AG Registered	917	196,742
Nestle SA Registered	452,780	34,943,950
Nobel Biocare Holding AG Registered	17,583	244,638
Novartis AG Registered	323,116	28,001,307
OC Oerlikon Corp. AG Registered	26,284	417,941
Orascom Development Holding AGa	1,936	30,125

Security	Shares	Value

Panalpina Welttransport Holding AG Registered	1,696	$265,828
Pargesa Holding SA Bearer	3,543	321,121
Partners Group Holding AG	2,478	677,724
PSP Swiss Property AG Registered	5,331	511,636
Rieter Holding AG Registered	556	125,352
Roche Holding AG Genusschein	98,874	28,973,243
Schindler Holding AG Participation Certificates	6,388	988,183
Schindler Holding AG Registered	2,841	433,031
Schmolz + Bickenbach AG Registered[a]	65,644	93,942
Schweiter Technologies AG Bearer	163	123,113
Schweizerische National-Versicherungs-Gesellschaft AG Registered	1,981	137,137
SGS SA Registered	753	1,877,262
Siegfried Holding AG Registered[a]	689	128,965
Sika AG Bearer	302	1,220,760
Sonova Holding AG Registered	7,000	1,009,711
St Galler Kantonalbank AG Registered	339	145,541
Straumann Holding AG Registered	1,228	272,114
Sulzer AG Registered	3,382	520,101
Swatch Group AG (The) Bearer	4,269	2,737,067
Swatch Group AG (The) Registered	6,272	755,105
Swiss Life Holding AG Registered	4,529	1,112,124
Swiss Prime Site AG Registered	7,296	612,799
Swiss Re AG	48,948	4,272,422
Swisscom AG Registered	3,210	1,950,537
Swisslog Holding AG Registered[a]	70,126	80,444
Swissquote Group Holding SA Registered	2,143	84,459
Syngenta AG Registered	13,019	5,154,663
Tecan AG Registered	1,586	197,788
Temenos Group AG Registered[a]	10,032	358,916
Transocean Ltd.	50,570	2,155,593
U-Blox AG	1,042	127,225
UBS AG Registered	514,562	10,753,525
Valiant Holding AG Registered	2,335	258,443
Valora Holding AG Registered	462	130,396
Vetropack Holding AG Bearer	56	107,809
Vontobel Holding AG Registered	4,055	158,663
Zehnder Group AG Bearer	2,173	94,773
Zurich Insurance Group AGa	20,693	5,925,044

		185,612,198
UNITED KINGDOM — 21.69%
3i Group PLC	137,318	880,636
888 Holdings PLC	22,393	55,432
Abcam PLC	25,839	172,340
Aberdeen Asset Management PLC	135,676	1,000,690
Admiral Group PLC	26,982	636,935
Advanced Medical Solutions Group PLC	40,763	85,522
Afren PLC[a]	153,121	407,220
African Minerals Ltd.[a]	35,988	75,656
Aggreko PLC	37,720	1,004,425
Al Noor Hospitals Group PLC	5,107	86,062
Alent PLC	40,662	218,338
AMEC PLC	40,989	854,768
Amerisur Resources PLC[a,b]	125,577	122,455
Amlin PLC	71,001	536,742
Anglo American PLC	195,685	5,227,307
Anglo Pacific Group PLC	18,595	59,814
Antofagasta PLC	55,120	732,484
ARM Holdings PLC	196,064	2,951,435
Ashmore Group PLC[b]	51,324	303,668
Ashtead Group PLC	71,002	1,048,442
ASOS PLC[a]	7,706	556,132

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Associated British Foods PLC	50,219	$2,519,328
AstraZeneca PLC	176,693	13,915,278
Avanti Communications Group PLC[a,b]	15,233	75,043
AVEVA Group PLC	9,134	325,121
Aviva PLC	414,343	3,676,603
AZ Electronic Materials SA	47,532	323,127
Babcock International Group PLC	51,246	1,033,185
BAE Systems PLC	450,637	3,043,693
Balfour Beatty PLC	97,127	459,703
Bank of Georgia Holdings PLC	4,774	209,831
Barclays PLC	2,150,675	9,158,701
Barratt Developments PLC	139,143	868,140
BBA Aviation PLC	66,061	345,797
Beazley PLC	78,391	324,564
Bellway PLC	17,274	419,728
Berendsen PLC	24,963	436,266
Berkeley Group Holdings PLC (The)	17,425	674,963
Betfair Group PLC	9,818	160,311
BG Group PLC	480,402	9,717,972
BHP Billiton PLC	296,165	9,596,717
Big Yellow Group PLC	19,789	171,752
Blinkx PLC[a,b]	61,799	89,481
Bodycote PLC	28,205	347,905
Booker Group PLC	206,763	513,221
Bovis Homes Group PLC	18,923	252,584
Bowleven PLC[a]	63,610	34,908
BP PLC	2,620,582	22,089,522
Brewin Dolphin Holdings PLC	43,018	234,621
British American Tobacco PLC	265,316	15,308,140
British Land Co. PLC	130,316	1,519,412
British Sky Broadcasting Group PLC	144,325	2,144,560
Britvic PLC	35,423	433,349
BT Group PLC	1,115,101	6,938,502
BTG PLC[a]	52,238	469,259
Bunzl PLC	45,892	1,302,623
Burberry Group PLC	62,108	1,557,356
Bwin.Party Digital Entertainment PLC	93,431	200,674
Cable & Wireless Communications PLC	367,226	327,402
Cairn Energy PLC[a]	82,386	256,385
Cape PLC	19,457	98,645
Capita PLC	91,083	1,668,711
Capital & Counties Properties PLC	89,276	503,043
Carclo PLC	12,332	37,482
Carillion PLC	61,504	384,047
Carnival PLC	25,475	1,017,754
Catlin Group Ltd.	51,137	456,346
Centamin PLC[a]	171,900	187,945
Centrica PLC	716,382	3,991,835
Chemring Group PLC	30,332	114,726
Chesnara PLC	21,893	121,808
Chime Communications PLC	17,124	100,912
Cineworld Group PLC	31,416	171,211
Clarkson PLC	2,591	116,638
Clinigen Healthcare Ltd.[a]	7,793	63,853
Close Brothers Group PLC	21,481	506,354
Cobham PLC	151,305	788,686
Coca-Cola HBC AG	24,005	607,194
Coca-Cola HBC AG SP ADR	7,146	180,008
COLT Group SAa	51,704	114,369
Compass Group PLC	247,823	3,941,908
Computacenter PLC	12,701	139,615
Crest Nicholson Holdings PLC	31,344	184,182
Croda International PLC	18,848	819,833

Security	Shares	Value

CSR PLC	22,126	$214,638
Daily Mail & General Trust PLC Class A NVS	40,596	558,327
Dairy Crest Group PLC	20,426	159,311
Dart Group PLC	16,376	81,434
Darty PLC	77,128	133,165
DCC PLC	11,806	604,629
De La Rue PLC	14,055	194,488
Debenhams PLC	178,407	241,602
Derwent London PLC	12,541	575,990
Devro PLC	29,537	105,485
Diageo PLC	352,931	10,831,241
Dialight PLC	5,153	83,270
Dignity PLC	8,169	197,389
Diploma PLC	18,397	204,558
Direct Line Insurance Group PLC	156,285	660,529
Dixons Retail PLC[a]	518,692	393,952
Domino Printing Sciences PLC	16,849	220,490
Domino’s Pizza Group PLC	21,341	185,222
Drax Group PLC	57,151	638,845
DS Smith PLC	132,019	702,200
Dunelm Group PLC	12,643	199,927
easyJet PLC	22,389	618,867
Electrocomponents PLC	59,382	291,283
Elementis PLC	67,304	315,141
EnQuest PLC[a,b]	99,235	230,064
Enterprise Inns PLC[a]	67,960	156,639
Entertainment One Ltd.[a]	32,163	160,754
Essar Energy PLC[a]	61,831	70,160
Essentra PLC	33,362	450,667
esure Group PLC	39,181	166,390
Experian PLC	139,232	2,670,739
F&C Asset Management PLC	70,812	142,766
Faroe Petroleum PLC[a]	28,250	69,644
Fenner PLC	28,770	201,071
Ferrexpo PLC	22,605	55,575
Fidessa Group PLC	5,570	210,865
FirstGroup PLC[a]	172,154	375,572
Fresnillo PLC	28,707	412,749
G4S PLC	217,244	865,713
Galliford Try PLC	12,711	254,982
Gem Diamonds Ltd.[a]	18,630	52,220
Genus PLC	9,770	167,281
GKN PLC	228,084	1,478,904
GlaxoSmithKline PLC	683,238	18,828,086
Glencore Xstrata PLC[a]	1,492,449	8,026,439
Go-Ahead Group PLC (The)	6,318	210,485
Grafton Group PLC Units	31,857	312,532
Grainger PLC	65,877	237,490
Great Portland Estates PLC	47,345	501,251
Greencore Group PLC	59,603	262,778
Greene King PLC	30,022	451,427
Greggs PLC	15,726	142,065
Gulf Keystone Petroleum Ltd.[a,b]	126,044	200,594
Halfords Group PLC	29,253	218,672
Halma PLC	52,734	499,982
Hammerson PLC	96,724	931,760
Hansteen Holdings PLC	106,684	185,365
Hargreaves Lansdown PLC	31,663	625,535
Hargreaves Services PLC	7,146	98,944
Hays PLC	205,170	522,085
Helical Bar PLC	18,295	112,138
Henderson Group PLC	145,635	616,747
Heritage Oil PLC[a]	28,829	153,437

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Highland Gold Mining Ltd.	48,959	$50,842
Hikma Pharmaceuticals PLC	19,889	521,217
Hill & Smith Holdings PLC	12,121	114,308
Hiscox Ltd.	45,105	537,704
Home Retail Group PLC	114,991	396,103
Homeserve PLC	42,286	241,196
Howden Joinery Group PLC	91,510	502,497
HSBC Holdings PLC	2,629,837	26,825,737
Hunting PLC	17,185	245,635
ICAP PLC	78,539	549,167
IG Group Holdings PLC	51,974	558,158
Imagination Technologies Group PLC[a,b]	31,939	105,812
IMI PLC	37,897	959,865
Imperial Tobacco Group PLC	135,870	5,866,354
Inchcape PLC	60,321	652,891
Informa PLC	82,974	675,730
Inmarsat PLC	62,526	768,610
Innovation Group PLC[a]	219,442	117,646
InterContinental Hotels Group PLC	35,332	1,203,936
Intermediate Capital Group PLC	57,556	431,118
International Personal Finance PLC	35,153	331,809
Interserve PLC	20,805	232,211
Intertek Group PLC	22,127	1,085,756
Intu Properties PLC	116,390	573,869
Investec PLC	80,471	708,611
IQE PLC[a,b]	123,343	48,423
ITE Group PLC	38,213	148,407
ITV PLC	540,476	1,660,970
J Sainsbury PLC	171,662	973,060
Jardine Lloyd Thompson Group PLC	19,321	343,862
JD Wetherspoon PLC	14,173	201,865
John Menzies PLC	7,197	78,262
John Wood Group PLC	49,888	660,008
Johnson Matthey PLC	28,572	1,579,067
Jupiter Fund Management PLC	40,206	263,548
Kazakhmys PLC[a]	40,221	161,706
Kcom Group PLC	88,320	140,334
Keller Group PLC	9,644	162,355
Kentz Corp. Ltd.	12,248	149,319
Kier Group PLC	7,143	200,580
Kingfisher PLC	331,304	2,338,950
Ladbrokes PLC	132,899	344,015
Laird PLC	41,505	194,551
Lancashire Holdings Ltd.	27,236	321,926
Land Securities Group PLC	108,610	1,947,638
Legal & General Group PLC	830,611	2,970,555
Lloyds Banking Group PLC[a]	7,041,746	8,960,562
London Mining PLC[a]	33,575	32,882
London Stock Exchange Group PLC	24,866	760,813
LondonMetric Property PLC	81,436	190,175
Lonmin PLC[a]	65,408	313,111
Lookers PLC	46,215	108,861
Majestic Wine PLC[b]	12,161	95,588
Man Group PLC	247,267	411,469
Marks & Spencer Group PLC	225,113	1,676,686
Marston’s PLC	76,282	189,602
Mears Group PLC	16,888	143,579
Meggitt PLC	110,176	886,842
Melrose Industries PLC	149,289	719,694
Michael Page International PLC	41,772	329,959
Micro Focus International PLC	19,589	256,347
Millennium & Copthorne Hotels PLC	17,969	168,396
Mitchells & Butlers PLC[a]	28,164	209,486

Security	Shares	Value

Mitie Group PLC	52,501	$281,997
Mondi PLC	51,486	854,153
Moneysupermarket.com Group PLC	56,906	174,881
Monitise PLC[a]	242,067	272,835
Morgan Advanced Materials PLC	41,991	237,528
Morgan Sindall Group PLC	7,204	96,402
Mothercare PLC[a]	18,607	58,518
N Brown Group PLC	22,368	193,758
National Express Group PLC	64,454	303,755
National Grid PLC	521,329	7,398,839
Next PLC	21,686	2,387,487
Northgate PLC	20,220	177,029
Ocado Group PLC[a]	58,475	331,760
Old Mutual PLC	681,965	2,299,610
Ophir Energy PLC[a,b]	61,764	274,913
Optimal Payments PLC[a]	24,559	156,857
Oxford Instruments PLC	8,258	179,739
Pace PLC	41,950	258,334
Pan African Resources PLC	311,009	80,086
Paragon Group of Companies PLC	44,100	266,585
Partnership Assurance Group PLC[a]	24,994	55,709
Pearson PLC	114,344	2,141,208
Pennon Group PLC	51,836	663,022
Persimmon PLC[a]	42,729	946,609
Petra Diamonds Ltd.[a]	64,372	177,173
Petrofac Ltd.	36,236	889,037
Phoenix Group Holdings[b]	22,878	263,847
Playtech Ltd.	23,372	263,230
Premier Farnell PLC	53,402	200,092
Premier Foods PLC[a]	103,386	100,379
Premier Oil PLC	75,660	432,836
Primary Health Properties PLC	18,810	113,707
Provident Financial PLC	19,706	661,166
Prudential PLC	360,861	8,277,774
QinetiQ Group PLC	94,018	334,654
Quindell PLC[b]	624,982	263,828
Quintain Estates and Development PLC[a]	76,545	131,189
Randgold Resources Ltd.	13,134	1,060,081
Reckitt Benckiser Group PLC	90,755	7,317,419
Redrow PLC	34,793	168,377
Reed Elsevier PLC	161,606	2,379,512
Regus PLC	94,364	333,017
Renishaw PLC	4,982	152,853
Rentokil Initial PLC	257,848	517,678
Resolution Ltd.	199,359	1,004,160
Restaurant Group PLC (The)	29,405	309,827
Rexam PLC	108,153	905,804
Rightmove PLC	13,829	562,758
Rio Tinto PLC	179,144	9,753,908
Rockhopper Exploration PLC[a]	50,289	90,010
Rolls-Royce Holdings PLC	264,017	4,680,963
Rotork PLC	12,267	536,685
Royal Bank of Scotland Group PLC[a]	302,562	1,526,543
Royal Dutch Shell PLC Class A	542,707	21,507,628
Royal Dutch Shell PLC Class B	348,595	14,833,229
Royal Mail PLC[a]	90,920	812,904
RPC Group PLC	25,552	258,875
RPS Group PLC	34,262	170,377
RSA Insurance Group PLC	714,647	1,184,393
SABMiller PLC	135,338	7,359,648
Sage Group PLC (The)	151,690	1,092,165
Salamander Energy PLC[a]	47,090	106,549
Savills PLC	19,198	194,501

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Schroders PLC	14,180	$612,000
SDL PLC	15,544	79,069
SEGRO PLC	100,328	592,762
Senior PLC	61,718	297,843
Serco Group PLC	70,669	405,835
Severn Trent PLC	33,360	1,039,289
Shaftesbury PLC	38,091	425,467
Shanks Group PLC	71,005	121,994
Shire PLC	82,675	4,715,718
SIG PLC	79,369	256,646
Smith & Nephew PLC	122,054	1,895,037
Smiths Group PLC	54,379	1,225,819
SOCO International PLC[a]	27,079	197,575
Spectris PLC	16,385	615,588
Speedy Hire PLC	88,830	84,747
Spirax-Sarco Engineering PLC	10,435	510,804
Spirent Communications PLC	96,340	154,785
Spirit Pub Co. PLC	98,577	130,665
Sports Direct International PLC[a]	34,273	453,135
SSE PLC	135,419	3,487,092
St James’s Place PLC	73,327	953,386
St. Modwen Properties PLC	28,025	175,800
Stagecoach Group PLC	60,646	379,918
Standard Chartered PLC	340,978	7,378,345
Standard Life PLC	332,542	2,146,106
Stobart Group Ltd.	49,855	115,330
SuperGroup PLC[a]	4,673	104,945
Synergy Health PLC	9,099	190,515
Synthomer PLC	42,816	190,864
TalkTalk Telecom Group PLC	74,574	361,144
Tate & Lyle PLC	64,867	767,814
Taylor Wimpey PLC	456,174	809,557
Telecity Group PLC	29,921	362,251
Telecom plus PLC	9,734	254,435
Tesco PLC	1,133,876	5,608,840
Thomas Cook Group PLC[a]	205,209	605,345
Tipp24 SE	1,094	79,030
Travis Perkins PLC	34,220	985,186
TT electronics PLC	29,806	105,439
TUI Travel PLC	60,875	439,738
Tullett Prebon PLC	32,663	175,332
Tullow Oil PLC	127,756	1,898,357
UBM PLC	34,741	385,116
UDG Healthcare PLC	36,875	223,346
Ultra Electronics Holdings PLC	9,846	281,968
Unilever PLC	179,932	8,033,113
UNITE Group PLC	28,630	204,250
United Utilities Group PLC	94,814	1,274,382
Vectura Group PLC[a]	57,830	137,685
Vedanta Resources PLC	12,722	203,217
Vesuvius PLC	38,466	270,849
Victrex PLC	11,599	364,486
Vodafone Group PLC	3,717,100	14,056,245
W.S. Atkins PLC	14,938	323,618
WANdisco PLC[a]	2,573	35,409
Weir Group PLC (The)	29,732	1,350,487
WH Smith PLC	18,345	338,882
Whitbread PLC	25,322	1,744,505
William Hill PLC	122,544	733,951
Wm Morrison Supermarkets PLC	307,008	1,041,462
Wolseley PLC	36,719	2,121,084
Workspace Group PLC	17,509	169,702
WPP PLC	187,684	4,037,483

Security	Shares	Value

Xchanging PLC	40,836	$109,464
Xcite Energy Ltd.[a,b]	50,061	54,100

		469,056,861

TOTAL COMMON STOCKS
(Cost: $1,975,394,403)		2,132,125,313

PREFERRED STOCKS — 0.60%

GERMANY — 0.58%
Bayerische Motoren Werke AG	7,509	738,182
Biotest AG	1,018	134,023
Draegerwerk AG & Co. KGaA[b]	879	103,840
Fuchs Petrolub SE	4,995	501,221
Henkel AG & Co. KGaA	24,756	2,755,301
Jungheinrich AG	2,591	192,381
Porsche Automobil Holding SE	21,456	2,360,647
Sartorius AG	1,327	172,587
Sixt SE	2,293	74,079
STO SE & Co. KGaA	419	83,949
Volkswagen AG	20,291	5,460,900

		12,577,110
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	41,290	271,940

		271,940
UNITED KINGDOM — 0.01%
Rolls-Royce Holdings PLC	34,372,072	58,039

		58,039

TOTAL PREFERRED STOCKS
(Cost: $11,128,742)		12,907,089

RIGHTS — 0.02%

AUSTRALIA — 0.00%
Aquarius Platinum Ltd.[a,b]	157,864	16,821

		16,821
SPAIN — 0.01%
Banco Santander SAa	1,587,967	330,269

		330,269
SWEDEN — 0.00%
East Capital Explorer ABa	9,092	1,500
Rezidor Hotel Group ABa	13,008	6,021

		7,521

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

UNITED KINGDOM — 0.01%
Babcock International Group PLC[a]	18,855	$127,351

		127,351

TOTAL RIGHTS
(Cost: $338,051)		481,962

WARRANTS — 0.00%

FRANCE — 0.00%
Peugeot SA (Expires 04/29/17)[a,b]	32,656	62,440

		62,440

TOTAL WARRANTS
(Cost: $43,609)		62,440

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	19,596,704	19,596,704
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	1,066,472	1,066,472
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	4,887,610	4,887,610

		25,550,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,550,786)		25,550,786

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $2,012,455,591)		2,171,127,590
Other Assets, Less Liabilities — (0.42)%		(9,023,163)

NET ASSETS — 100.00%		$2,162,104,427

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of April 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
158	MSCI EAFE E-Mini (Jun. 2014)	NYSE LIFFE	$15,201,970	$323,865

See accompanying notes to schedules of investments.

25

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.10%

AUSTRALIA — 5.57%
Abacus Property Group	4,592	$10,382
Acrux Ltd.	41,629	39,921
Adelaide Brighton Ltd.	17,613	63,809
AGL Energy Ltd.	15,343	224,187
ALS Ltd.	13,041	90,623
Alumina Ltd.[a]	81,180	101,543
Amcor Ltd.	38,655	368,544
AMP Ltd.	93,410	437,072
Ansell Ltd.	4,266	71,504
APA Group	32,356	199,663
Aquila Resources Ltd.[a]	6,586	15,256
ARB Corp. Ltd.	2,973	33,606
Ardent Leisure Group	37,556	92,909
Aristocrat Leisure Ltd.	12,603	58,737
Arrium Ltd.	47,971	52,893
Asciano Ltd.	27,284	136,765
Astro Japan Property Trust	29,558	104,070
ASX Ltd.	6,048	199,158
Atlas Iron Ltd.	21,667	18,168
Aurizon Holdings Ltd.	58,024	278,488
Aurora Oil and Gas Ltd.[a]	12,848	48,570
Australand Property Group	5,994	23,770
Australia and New Zealand Banking Group Ltd.	83,986	2,682,359
Automotive Holdings Group	6,388	23,675
Aveo Group	15,627	29,393
AWE Ltd.[a]	24,489	35,510
Bank of Queensland Ltd.	13,172	149,627
Beach Energy Ltd.	36,300	57,682
Beadell Resources Ltd.[a]	15,060	9,210
Bendigo and Adelaide Bank Ltd.	11,576	123,453
Bentham IMF Ltd.	31,736	54,546
BHP Billiton Ltd.	99,193	3,469,498
BlueScope Steel Ltd.[a]	20,096	120,471
Boral Ltd.	22,506	118,653
Bradken Ltd.	6,925	27,141
Brambles Ltd.	49,591	433,295
Buru Energy Ltd.[a,b]	16,374	17,750
BWP Trust	12,050	27,912
Cabcharge Australia Ltd.	6,760	24,302
Caltex Australia Ltd.	4,600	94,918
Cardno Ltd.	5,912	38,235
carsales.com Ltd.	5,124	51,512
CFS Retail Property Trust Group	45,949	85,574
Challenger Ltd.	17,778	116,129
Charter Hall Group	6,784	26,400
Charter Hall Retail REIT	13,697	48,987
Coca-Cola Amatil Ltd.	19,341	165,764
Cochlear Ltd.	1,748	95,055
Commonwealth Bank of Australia	49,239	3,599,606
Computershare Ltd.	15,872	181,622
Crown Resorts Ltd.	14,010	208,215
CSL Ltd.	15,839	1,004,253
CSR Ltd.	17,215	58,219
Cudeco Ltd.[a,b]	4,980	8,652
David Jones Ltd.	29,590	107,747
Decmil Group Ltd.	10,722	20,167

Security	Shares	Value

Dexus Property Group	140,999	$148,279
Domino’s Pizza Enterprises Ltd.	2,651	48,634
Downer EDI Ltd.	11,200	51,783
Drillsearch Energy Ltd.[a]	20,277	30,154
DUET Group	25,113	50,493
DuluxGroup Ltd.	18,833	99,987
Echo Entertainment Group Ltd.	22,206	58,021
Envestra Ltd.	19,655	21,216
Evolution Mining Ltd.	11,017	8,728
Fairfax Media Ltd.	63,864	57,990
Federation Centres	68,211	157,370
FlexiGroup Ltd.	8,390	30,007
Flight Centre Travel Group Ltd.	2,066	102,891
Fortescue Metals Group Ltd.	51,656	241,702
G.U.D Holdings Ltd.[b]	10,914	54,101
Goodman Fielder Ltd.	63,370	39,633
Goodman Group	60,266	278,080
GPT Group	54,025	196,223
GrainCorp Ltd. Class A	3,851	31,614
GWA Group Ltd.	9,232	23,010
Harvey Norman Holdings Ltd.	14,548	44,213
iiNET Ltd.	4,197	27,843
Iluka Resources Ltd.	12,054	99,289
Incitec Pivot Ltd.	44,641	119,123
Independence Group NL	7,632	30,619
Insurance Australia Group Ltd.	73,123	388,897
Investa Office Fund	34,162	105,720
Invocare Ltd.	3,009	29,664
IOOF Holdings Ltd.	10,974	86,224
Iress Ltd.	4,930	37,822
James Hardie Industries SE	15,584	198,108
JB Hi-Fi Ltd.	3,241	57,957
Karoon Gas Australia Ltd.[a]	9,284	21,161
Kingsgate Consolidated Ltd.[a,b]	6,966	5,777
Leighton Holdings Ltd.[b]	5,673	100,290
Lend Lease Group	18,241	218,870
Lynas Corp. Ltd.[a,b]	103,965	15,894
M2 Group Ltd.	4,662	24,362
Macquarie Atlas Roads Group	13,864	39,950
Macquarie Group Ltd.	8,845	472,871
Magellan Financial Group Ltd.	3,245	37,583
McMillan Shakespeare Ltd.	2,365	21,277
Mermaid Marine Australia Ltd.	19,747	39,155
Mesoblast Ltd.[a,b]	5,872	25,354
Metcash Ltd.	24,930	64,215
Mineral Deposits Ltd.[a]	6,364	11,793
Mineral Resources Ltd.	4,326	46,576
Mirvac Group	93,290	151,266
Monadelphous Group Ltd.[b]	3,616	58,565
Mount Gibson Iron Ltd.	21,226	14,357
Myer Holdings Ltd.	16,251	33,427
National Australia Bank Ltd.	71,681	2,344,485
Navitas Ltd.	10,862	73,972
Newcrest Mining Ltd.[a]	21,438	207,771
Northern Star Resources Ltd.	171,734	186,170
NRW Holdings Ltd.	20,587	21,364
Nufarm Ltd.	7,198	27,678
Orica Ltd.	11,952	242,191
Origin Energy Ltd.	35,491	489,974
Orora Ltd.	40,318	51,926
OZ Minerals Ltd.	9,763	33,289
Pacific Brands Ltd.	130,112	60,880
Paladin Energy Ltd.[a]	42,011	16,932

26

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

PanAust Ltd.	17,267	$25,678
Perpetual Ltd.	1,396	60,663
Perseus Mining Ltd.[a]	15,367	4,983
Platinum Asset Management Ltd.	3,939	24,015
Premier Investments Ltd.	3,233	29,716
Primary Health Care Ltd.	12,438	54,050
Qantas Airways Ltd.[a]	39,832	45,026
QBE Insurance Group Ltd.	37,341	400,648
Qube Logistics Holdings Ltd.	19,673	40,466
Ramsay Health Care Ltd.	4,545	188,702
REA Group Ltd.	1,621	70,246
Recall Holdings Ltd.[a]	11,421	47,937
Regis Resources Ltd.	7,125	16,042
Resolute Mining Ltd.[a]	14,054	7,878
Rio Tinto Ltd.	13,400	766,053
SAI Global Ltd.	6,882	27,228
Sandfire Resources NLa	3,393	17,857
Santos Ltd.	31,762	404,650
Seek Ltd.	9,501	147,189
Senex Energy Ltd.[a]	38,965	24,008
Seven West Media Ltd.	19,394	33,513
Shopping Centres Australasia Property Group	28,782	46,269
Sigma Pharmaceuticals Ltd.	45,348	30,462
Silex Systems Ltd.[a]	10,857	18,208
Sims Metal Management Ltd.[a]	4,891	44,366
Sirius Resources NLa	9,018	22,477
Skilled Group Ltd.	8,048	20,432
SMS Management & Technology Ltd.	10,387	36,090
Sonic Healthcare Ltd.	11,328	185,778
Southern Cross Media Group Ltd.	25,527	30,393
SP AusNet	63,863	82,841
Spark Infrastructure Group	31,902	52,171
Stockland Corp. Ltd.	73,819	266,064
Suncorp Group Ltd.	40,239	485,430
Super Retail Group Ltd.	5,883	55,381
Sydney Airport	26,704	104,414
Tabcorp Holdings Ltd.	31,620	108,987
Tatts Group Ltd.	41,015	114,767
Telstra Corp. Ltd.	124,057	600,013
Ten Network Holdings Ltd.[a]	82,496	20,638
Toll Holdings Ltd.	19,716	96,637
TPG Telecom Ltd.	9,123	50,210
Transfield Services Ltd.[a]	38,969	34,482
Transpacific Industries Group Ltd.[a]	48,734	50,347
Transurban Group	37,054	249,596
Treasury Wine Estates Ltd.	37,653	132,921
UGL Ltd.	8,673	54,243
Virtus Health Ltd.	18,584	127,765
Wesfarmers Ltd.	34,929	1,382,243
Western Areas NL	6,986	26,733
Westfield Group	58,391	592,419
Westfield Retail Trust	95,728	282,943
Westpac Banking Corp.	95,188	3,097,458
Whitehaven Coal Ltd.[a,b]	35,683	48,271
Woodside Petroleum Ltd.	20,126	760,828
Woolworths Ltd.	38,160	1,319,528
WorleyParsons Ltd.	9,049	140,941
Wotif.com Holdings Ltd.	9,626	23,814

		37,333,048
AUSTRIA — 0.26%
AMAG Austria Metall AGc	132	4,537

Security	Shares	Value

Andritz AG	2,382	$147,749
BUWOG AGa	1,119	20,535
CA Immobilien Anlagen AG	1,537	29,260
conwert Immobilien Invest SE	1,518	21,848
Erste Group Bank AG	8,055	270,170
EVN AG	415	5,783
Flughafen Wien AG	1,379	135,163
IMMOFINANZ AG	22,396	82,974
Lenzing AG	73	4,656
Mayr-Melnhof Karton AG	83	10,554
Oesterreichische Post AG	1,672	85,337
OMV AG	4,663	217,984
Raiffeisen International Bank Holding AG	4,526	142,768
RHI AG	614	21,488
S IMMO AG	5,315	41,962
Schoeller-Bleckmann Oilfield Equipment AG	638	81,004
Semperit AG Holding	357	19,906
Telekom Austria AG	6,358	63,032
Vienna Insurance Group AG	1,062	56,581
Voestalpine AG	4,008	182,835
Wienerberger AG	4,340	80,546

		1,726,672
BELGIUM — 0.90%
Ackermans & van Haaren NV	853	110,230
Ageas	6,582	282,777
Agfa-Gevaert NVa	24,225	92,706
Anheuser-Busch InBev NV	24,937	2,712,171
Barco NV	704	52,399
Befimmo SA	774	56,342
Bekaert NV	1,132	46,036
Belgacom SA	4,124	126,142
Cofinimmo SA	475	58,182
Colruyt SA	2,383	134,611
Compagnie d’Entreprises CFE SA	346	38,101
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	2,995	222,336
Elia System Operator SA	944	50,026
Euronav SAa	1,488	17,970
EVS Broadcast Equipment SA	936	59,180
Galapagos NVa,b	2,982	64,501
GIMV NV	1,455	75,391
Groupe Bruxelles Lambert SA	2,417	244,209
Ion Beam Applications SAa	2,449	33,882
KBC Groep NV	7,621	463,992
Kinepolis Group NV	266	52,022
Mobistar SA	1,722	33,534
Nyrstar NVb	10,674	42,447
SA D’Ieteren NV	615	28,421
Solvay SA	1,904	308,087
Telenet Group Holding NV	1,407	82,415
Tessenderlo Chemie NV	1,125	34,419
ThromboGenics NVa,b	1,249	39,710
UCB SA	3,282	268,898
Umicore SA	3,201	156,785
Viohalco SAa	1,920	12,025
Warehouses De Pauw SCA	683	52,654

		6,052,601
BRAZIL — 1.32%
Abril Educacao SA Units	1,500	19,128
Aliansce Shopping Centers SA	3,700	30,462

27

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

ALL — America Latina Logistica SA	12,800	$50,571
AMBEV SA	143,300	1,045,120
Anhanguera Educacional Participacoes SA	12,000	74,096
Arezzo Industria e Comercio SA	1,800	20,094
Autometal SA	200	1,656
B2W Companhia Global do Varejo[a]	2,200	24,392
Banco Bradesco SA	28,890	442,731
Banco do Brasil SA	27,900	292,239
Banco Santander (Brasil) SA Units	30,000	200,004
BB Seguridade Participacoes SA	19,700	230,323
BM&F Bovespa SA	64,100	326,960
BR Malls Participacoes SA	17,200	147,685
BR Properties SA	6,100	48,610
Brasil Brokers Participacoes SA	13,400	26,261
Brasil Insurance Participacoes e Administracao SA	3,600	16,043
BRF SA	21,000	474,507
Brookfield Incorporacoes SAa	35,600	22,778
CCR SA	29,400	229,549
Centrais Eletricas Brasileiras SA	5,000	17,405
CETIP SA — Mercados Organizados	7,400	94,067
Cielo SA	22,800	402,962
Companhia de Saneamento Basico do Estado de Sao Paulo	9,500	89,774
Companhia de Saneamento de Minas Gerais SA	1,800	28,027
Companhia Hering SA	4,800	50,600
Companhia Siderurgica Nacional SA	21,200	81,197
Cosan SA Industria e Comercio	7,200	123,192
CPFL Energia SA	10,200	86,303
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,800	89,530
Duratex SA	6,919	29,875
EcoRodovias Infraestrutura e Logistica SA	3,500	20,875
EDP Energias do Brasil SA	6,500	28,182
Embraer SA	17,200	148,377
Eneva SAa	4,228	2,327
Equatorial Energia SA	7,428	67,668
Estacio Participacoes SA	10,100	107,916
Eternit SA	9,800	38,105
Even Construtora e Incorporadora SA	7,900	25,380
EZ TEC Empreendimentos e Participacoes SA	4,400	53,884
Fibria Celulose SAa	6,300	62,579
Fleury SA	1,000	6,694
Gafisa SA	15,300	24,850
Helbor Empreendimentos SA	1,950	6,631
Hypermarcas SA	10,000	73,514
Iochpe-Maxion SA	2,600	23,464
JBS SA	23,300	80,275
JHSF Participacoes SA	500	812
Julio Simoes Logistica SA	1,100	5,946
Klabin SA	12,500	65,438
Kroton Educacional SA	5,600	119,670
Light SA	3,700	29,468
Localiza Rent A Car SA	4,725	70,401
Lojas Renner SA	4,800	140,889
LPS Brasil — Consultoria de Imoveis SA	4,200	20,953
M Dias Branco SA	1,000	43,124
Marfrig Global Foods SAa	8,100	15,077
Mills Estruturas e Servicos de Engenharia SA	2,400	30,197
MRV Engenharia e Participacoes SA	10,600	33,484
Multiplan Empreendimentos Imobiliarios SA	1,400	30,870
Multiplus SA	600	7,659
Natura Cosmeticos SA	4,700	80,312
Odontoprev SA	8,800	35,240
PDG Realty SA Empreendimentos e Participacoes[a]	70,000	42,909
Petroleo Brasileiro SA	95,200	665,776

Security	Shares	Value

Porto Seguro SA	3,400	$49,442
Prumo Logistica SAa	44,555	23,524
Qualicorp SAa	10,500	101,808
Raia Drogasil SA	6,000	51,008
Restoque Comercio e Confeccoes de Roupas SA	2,600	7,201
Rossi Residencial SAa	58,057	41,563
Santos Brasil Participacoes SA Units	800	6,397
Sao Martinho SA	2,700	40,350
SLC Agricola SA	900	6,846
Sonae Sierra Brasil SA	2,600	20,905
Souza Cruz SA	13,200	120,191
Sul America SA Units	4,195	30,689
Tecnisa SA	7,200	22,325
Tegma Gestao Logistica SA	1,800	15,020
TIM Participacoes SA	28,900	156,464
Totvs SA	3,100	50,503
Tractebel Energia SA	3,800	56,381
Ultrapar Participacoes SA	9,600	240,456
Vale SA	47,500	624,846
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,500	38,647
WEG SA	9,880	118,960

		8,848,613
CANADA — 7.48%
Advantage Oil & Gas Ltd.[a]	6,620	41,863
Aecon Group Inc.	2,523	42,324
AG Growth International Inc.	464	18,341
AGF Management Ltd. Class B	1,667	18,547
Agnico-Eagle Mines Ltd.	4,732	139,573
Agrium Inc.	4,627	443,833
Aimia Inc.	4,135	66,502
Alacer Gold Corp.	9,119	21,770
Alamos Gold Inc.	2,308	21,556
Alaris Royalty Corp.	984	23,985
Algonquin Power & Utilities Corp.	3,561	25,569
Alimentation Couche-Tard Inc. Class B	13,731	386,487
Allied Properties Real Estate Investment Trust	1,235	38,498
AltaGas Ltd.	3,714	158,043
ARC Resources Ltd.	10,163	301,153
Argonaut Gold Inc.[a]	1,912	7,056
Artis Real Estate Investment Trust	308	4,482
ATCO Ltd. Class I NVS	2,522	122,969
Athabasca Oil Corp.[a]	12,300	91,232
ATS Automation Tooling Systems Inc.[a]	3,352	43,372
AuRico Gold Inc.	4,751	19,741
Avigilon Corp.[a]	1,349	31,726
B2Gold Corp.[a]	22,877	65,664
Badger Daylighting Ltd.	1,518	52,838
Bank of Montreal	19,779	1,361,614
Bank of Nova Scotia	36,795	2,232,946
Bankers Petroleum Ltd.[a]	6,941	37,758
Barrick Gold Corp.	36,273	632,286
Baytex Energy Corp.	3,469	144,203
BCE Inc.	7,456	331,544
Bell Aliant Inc.	454	11,170
Bellatrix Exploration Ltd.[a]	6,680	64,886
Birchcliff Energy Ltd.[a]	3,380	39,145
Bird Construction Inc.	8,247	105,957
Black Diamond Group Ltd.	1,522	47,791
BlackBerry Ltd.[a,b]	14,295	109,025
BlackPearl Resources Inc.[a]	11,137	31,256

28

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Boardwalk Real Estate Investment Trust	803	$45,204
Bombardier Inc. Class B	40,473	162,637
Bonavista Energy Corp.	4,697	73,700
Bonterra Energy Corp.	1,130	58,866
Brookfield Asset Management Inc. Class A	16,755	702,444
CAE Inc.	7,522	99,178
Calfrac Well Services Ltd.	1,961	67,812
Calloway Real Estate Investment Trust	1,029	25,110
Cameco Corp.	13,144	279,420
Canadian Apartment Properties Real Estate Investment Trust	254	4,867
Canadian Energy Services & Technology Corp.	2,906	85,582
Canadian Imperial Bank of Commerce	12,367	1,101,192
Canadian National Railway Co.	26,207	1,533,090
Canadian Natural Resources Ltd.	33,977	1,382,671
Canadian Oil Sands Ltd.	15,981	345,992
Canadian Pacific Railway Ltd.	5,566	867,981
Canadian Real Estate Investment Trust	776	31,946
Canadian Tire Corp. Ltd. Class A NVS	2,859	280,442
Canadian Utilities Ltd. Class A	3,205	118,247
Canadian Western Bank	3,574	120,952
Canexus Corp.	5,008	21,995
Canfor Corp.[a]	2,367	53,619
Canyon Services Group Inc.	2,036	27,977
Capital Power Corp.	2,422	54,335
Capstone Mining Corp.[a]	13,063	34,400
Catamaran Corp.[a]	6,139	232,929
Celestica Inc.[a]	4,532	50,216
Cenovus Energy Inc.	24,107	717,202
Centerra Gold Inc.	6,205	31,776
CGI Group Inc. Class Aa	6,136	220,962
Chartwell Retirement Residences	472	4,486
China Gold International Resources Corp. Ltd.[a]	1,200	3,084
CI Financial Corp.	5,116	165,957
Cineplex Inc.	2,128	80,102
Cogeco Cable Inc.	712	38,927
Cominar Real Estate Investment Trust	240	4,155
Constellation Software Inc.	557	123,205
Continental Gold Ltd.[a]	3,911	13,898
Corus Entertainment Inc. Class B	3,150	70,667
Cott Corp.	3,037	24,629
Crescent Point Energy Corp.	11,643	473,062
Crew Energy Inc.[a]	3,632	41,104
Davis & Henderson Corp.	3,007	86,967
Denison Mines Corp.[a]	15,462	21,134
Detour Gold Corp.[a,b]	4,856	48,275
Dollarama Inc.	2,044	169,785
Dominion Diamond Corp.[a]	3,112	39,047
Dorel Industries Inc. Class B	1,376	49,250
Dream Unlimited Corp. Class Aa	1,524	20,802
Dundee Corp. Class Aa	1,268	18,486
Dundee Precious Metals Inc.[a]	784	2,600
Dundee Real Estate Investment Trust	227	5,974
Eldorado Gold Corp.	18,386	111,913
Element Financial Corp.[a]	5,972	71,450
Empire Co. Ltd. Class A	1,961	123,884
Enbridge Inc.	24,663	1,188,597
Enbridge Income Fund Holdings Inc.	2,738	66,463
Encana Corp.	23,805	550,739
Endeavour Mining Corp.[a]	5,790	4,537
Endeavour Silver Corp.[a]	4,645	21,205
EnerCare Inc.	3,420	34,591
Enerflex Ltd.	3,360	53,395
Enerplus Corp.	6,000	132,908

Security	Shares	Value

Ensign Energy Services Inc.	5,599	$88,007
Extendicare Inc.	3,082	18,928
Fairfax Financial Holdings Ltd.	714	310,921
Finning International Inc.	4,958	133,725
First Capital Realty Inc.	1,674	27,380
First Majestic Silver Corp.[a]	2,506	23,748
First Quantum Minerals Ltd.	18,157	361,171
FirstService Corp.	1,788	88,141
Fortis Inc.	7,772	228,036
Fortuna Silver Mines Inc.[a]	2,737	11,323
Franco-Nevada Corp.	5,289	254,606
Freehold Royalties Ltd.	1,103	24,986
Gabriel Resources Ltd.[a]	2,393	2,093
Genworth MI Canada Inc.	1,397	48,945
George Weston Ltd.	1,659	124,835
Gibson Energy Inc.	5,391	143,734
Gildan Activewear Inc.	4,220	215,451
Goldcorp Inc.	30,321	747,906
Great-West Lifeco Inc.	9,332	262,243
H&R Real Estate Investment Trust	4,599	96,720
Home Capital Group Inc.	1,804	76,125
HudBay Minerals Inc.	6,277	53,478
Husky Energy Inc.	11,257	367,421
IAMGOLD Corp.	30,732	106,972
IGM Financial Inc.	3,164	157,386
Imperial Metals Corp.[a]	1,451	18,444
Imperial Oil Ltd.	9,825	479,142
Industrial Alliance Insurance and Financial Services Inc.	2,970	122,459
Innergex Renewable Energy Inc.	2,728	26,349
Intact Financial Corp.	4,136	271,236
Inter Pipeline Ltd.	10,472	284,355
Ithaca Energy Inc.[a,b]	12,215	32,055
Ivanhoe Mines Ltd.[a]	12,090	19,940
Jean Coutu Group PJC Inc. (The) Class A	4,268	85,908
Just Energy Group Inc.	4,155	32,976
Keyera Corp.	3,073	204,129
Killam Properties Inc.	3,447	32,823
Kinross Gold Corp.	29,761	120,677
Labrador Iron Ore Royalty Corp.	3,959	108,332
Laurentian Bank of Canada	738	31,660
Legacy Oil & Gas Inc. Class Aa	6,214	48,299
Lightstream Resources Ltd.	5,827	34,990
Linamar Corp.	1,751	87,546
Loblaw Companies Ltd.	10,388	451,035
Lundin Mining Corp.[a]	27,378	139,703
MacDonald Dettwiler & Associates Ltd.	1,287	99,681
MAG Silver Corp.[a,b]	1,021	7,740
Magna International Inc. Class A	7,292	713,486
Mainstreet Equity Corp.[a]	1,110	36,715
Major Drilling Group International Inc.	3,164	24,852
Manitoba Telecom Services Inc.	568	15,677
Manulife Financial Corp.	57,639	1,080,879
Maple Leaf Foods Inc.	5,427	89,556
Medical Facilities Corp.	3,187	55,321
MEG Energy Corp.[a]	4,210	151,375
Methanex Corp.	3,309	204,700
Metro Inc. Class A	3,115	191,762
Morguard Real Estate Investment Trust	2,521	38,615
Morneau Shepell Inc.	2,698	39,433
Mullen Group Ltd.	2,496	67,594
National Bank of Canada	10,702	443,605
Nevsun Resources Ltd.	5,647	20,428
New Gold Inc.[a]	14,915	75,292

29

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Newalta Corp.	2,170	$39,744
Niko Resources Ltd.[a,b]	6,313	11,850
Norbord Inc.	928	22,704
North West Co. Inc. (The)	5,742	126,827
Northern Property REIT Real Estate Investment Trust	927	23,634
Northland Power Inc.	3,428	53,507
Novagold Resources Inc.[a]	4,220	14,843
NuVista Energy Ltd.[a]	4,298	42,845
OceanaGold Corp.[a]	6,317	16,002
Onex Corp.	2,936	167,473
Open Text Corp.	3,610	177,794
Osisko Mining Corp.[a]	10,356	74,076
Pacific Rubiales Energy Corp.	10,181	165,965
Pan American Silver Corp.	2,794	36,152
Paramount Resources Ltd. Class Aa	1,696	92,168
Parex Resources Inc.[a]	3,328	33,236
Parkland Fuel Corp.	2,736	50,609
Pason Systems Inc.	2,232	61,909
Pembina Pipeline Corp.	10,545	413,844
Pengrowth Energy Corp.	18,999	123,261
Penn West Petroleum Ltd.	13,823	124,822
Peyto Exploration & Development Corp.	4,425	162,936
Poseidon Concepts Corp.[a]	293	1
Potash Corp. of Saskatchewan Inc.	27,103	978,469
Power Corp. of Canada	12,013	337,802
Power Financial Corp.	7,784	246,972
Precision Drilling Corp.	6,546	84,997
Premier Gold Mines Ltd.[a]	7,685	14,285
Pretium Resources Inc.[a]	1,241	8,029
Progressive Waste Solutions Ltd.	3,021	73,443
Quebecor Inc. Class Bb	2,426	57,143
Redknee Solutions Inc.[a]	3,585	15,713
Reitmans Canada Ltd. Class A	4,089	24,777
RioCan Real Estate Investment Trust	4,801	119,123
Ritchie Bros. Auctioneers Inc.	3,275	81,737
Rogers Communications Inc. Class B	11,686	463,521
Romarco Minerals Inc.[a]	96,958	77,747
RONA Inc.	3,678	37,033
Royal Bank of Canada	44,013	2,933,665
Rubicon Minerals Corp.[a]	6,684	7,126
Russel Metals Inc.	2,105	61,858
Saputo Inc.	3,604	192,474
Savanna Energy Services Corp.	2,915	23,613
Seabridge Gold Inc.[a,b]	1,574	12,564
Secure Energy Services Inc.	3,368	60,335
SEMAFO Inc.	6,217	23,226
Shaw Communications Inc. Class B	12,721	307,752
ShawCor Ltd.	1,882	83,721
Sherritt International Corp.	8,399	35,511
Silver Standard Resources Inc.[a]	3,052	30,174
Silver Wheaton Corp.	13,157	291,445
Silvercorp Metals Inc.	5,589	11,611
SNC-Lavalin Group Inc.	5,211	236,085
Stantec Inc.	1,462	86,538
Sun Life Financial Inc.	19,280	651,773
Suncor Energy Inc.	46,982	1,810,013
Superior Plus Corp.	4,136	49,785
Surge Energy Inc.[b]	4,614	29,136
Tahoe Resources Inc.[a]	2,281	50,694
Talisman Energy Inc.	29,454	304,081
Tanzanian Royalty Exploration Corp.[a,b]	2,030	4,365
Taseko Mines Ltd.[a]	11,355	24,522
Teck Resources Ltd. Class B	18,507	421,254

Security	Shares	Value

TELUS Corp. NVS	1,590	$55,953
Thompson Creek Metals Co. Inc.[a]	6,805	18,230
Thomson Reuters Corp.	11,348	410,201
Tim Hortons Inc.	4,162	228,001
TMX Group Ltd.	465	24,465
TORC Oil & Gas Ltd.	2,279	27,785
Torex Gold Resources Inc.[a]	29,472	32,763
Toromont Industries Ltd.	3,803	93,944
Toronto-Dominion Bank (The)	56,061	2,693,605
Total Energy Services Inc.	2,250	44,284
Tourmaline Oil Corp.[a]	5,430	280,790
TransAlta Corp.	6,996	85,358
TransCanada Corp.	22,396	1,042,405
Transcontinental Inc. Class A	7,244	105,414
TransForce Inc.	2,806	61,185
TransGlobe Energy Corp.[a]	3,624	28,201
Trican Well Service Ltd.	4,588	65,635
Trilogy Energy Corp.	1,582	43,246
Trinidad Drilling Ltd.	7,206	80,501
Turquoise Hill Resources Ltd.[a,b]	25,444	98,767
Twin Butte Energy Ltd.	7,686	16,528
Valeant Pharmaceuticals International Inc.[a]	10,125	1,352,245
Valener Inc.	5,208	74,078
Veresen Inc.	6,998	103,365
Vermilion Energy Inc.	3,697	245,681
Wajax Corp.	1,065	34,402
West Fraser Timber Co. Ltd.	2,394	106,890
Westport Innovations Inc.[a,b]	1,629	21,330
Whitecap Resources Inc.	4,508	59,397
Wi-Lan Inc.	7,842	24,081
WSP Global Inc.	1,486	50,790
Yamana Gold Inc.	18,679	139,737

		50,147,348
CHILE — 0.29%
AES Gener SA	61,734	33,807
Aguas Andinas SA Series A	56,909	35,223
Banco de Chile	570,309	73,749
Banco de Credito e Inversiones	787	43,700
Banco Santander (Chile) SA	3,053,813	184,625
CAP SA	1,829	27,368
Cencosud SA	31,082	103,281
Colbun SA	193,205	47,924
Compania Cervecerias Unidas SA	3,619	42,629
CorpBanca SA	3,333,242	39,123
E.CL SA	12,894	16,359
Empresa Nacional de Electricidad SA	107,283	158,674
Empresa Nacional de Telecomunicaciones SA	2,895	35,534
Empresas CMPC SA	28,984	65,126
Empresas Copec SA	21,861	285,930
Empresas Iansa SA	403,488	15,943
Enersis SA	676,614	219,002
Inversiones Aguas Metropolitanas SA	9,793	16,207
Inversiones la Construccion SA	857	11,274
LATAM Airlines Group SA	13,103	200,163
Multiexport Foods SAa	13,815	3,109
Parque Arauco SA	14,024	25,095
S.A.C.I. Falabella SA	24,595	209,798
Sonda SA	11,730	27,138
Vina Concha y Toro SA	10,974	23,239

		1,944,020

30

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

CHINA — 3.68%
AAC Technologies Holdings Inc.[b]	27,500	$153,589
Agile Property Holdings Ltd.	82,000	66,528
Agricultural Bank of China Ltd. Class H	653,000	273,738
Air China Ltd. Class H	56,000	31,782
Ajisen (China) Holdings Ltd.	21,000	17,688
Aluminum Corp. of China Ltd. Class Ha,b	124,000	44,304
Anhui Conch Cement Co. Ltd. Class Hb	43,000	159,735
Anta Sports Products Ltd.	34,000	49,731
Anxin-China Holdings Ltd.	132,000	20,772
Asian Citrus Holdings Ltd.	90,000	18,690
AviChina Industry & Technology Co. Ltd. Class H	52,000	27,768
Bank of China Ltd. Class H	2,328,000	1,023,944
Bank of Communications Co. Ltd. Class H	304,000	188,999
BBMG Corp. Class H	67,500	47,450
Beijing Capital International Airport Co. Ltd. Class H	54,000	37,473
Beijing Enterprises Holdings Ltd.	16,000	139,097
Beijing Enterprises Water Group Ltd.	130,000	82,499
Belle International Holdings Ltd.	144,000	149,148
Biostime International Holdings Ltd.	5,500	36,535
Bosideng International Holdings Ltd.	160,000	23,527
Brilliance China Automotive Holdings Ltd.	106,000	163,795
BYD Co. Ltd. Class Ha,b	19,000	102,317
China Agri-Industries Holdings Ltd.	66,100	26,430
China BlueChemical Ltd. Class H	40,000	21,463
China Cinda Asset Management Co. Ltd.[a,b]	150,000	75,456
China CITIC Bank Corp. Ltd. Class H	261,000	155,533
China Coal Energy Co. Class H	171,000	92,416
China Communications Construction Co. Ltd. Class H	146,000	95,477
China Communications Services Corp. Ltd. Class H	110,000	55,760
China Construction Bank Corp. Class H	2,291,000	1,580,948
China COSCO Holdings Co. Ltd. Class Ha	69,000	27,323
China Everbright International Ltd.[b]	99,000	124,120
China Everbright Ltd.	30,000	40,089
China Gas Holdings Ltd.	74,000	120,265
China High Speed Transmission Equipment Group Co. Ltd.[a]	38,000	26,468
China International Marine Containers (Group) Co. Ltd. Class H	20,300	39,957
China Life Insurance Co. Ltd. Class H	240,000	618,508
China Longyuan Power Group Corp. Ltd. Class H	88,000	90,578
China Lumena New Materials Corp.[b]	152,000	24,507
China Medical System Holdings Ltd.	42,000	49,731
China Mengniu Dairy Co. Ltd.	48,000	246,722
China Merchants Bank Co. Ltd. Class H	151,677	270,766
China Merchants Holdings (International) Co. Ltd.	38,000	118,860
China Metal Recycling Holdings Ltd.[a,b,d]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	161,000	161,979
China Mobile Ltd.	191,500	1,820,434
China Modern Dairy Holdings Ltd.[a,b]	68,000	29,120
China National Building Material Co. Ltd. Class H	114,000	107,782
China Oil and Gas Group Ltd.	220,000	36,322
China Oilfield Services Ltd. Class H	64,000	152,553
China Overseas Grand Oceans Group Ltd.	31,000	18,393
China Overseas Land & Investment Ltd.	138,000	338,554
China Pacific Insurance (Group) Co. Ltd. Class H	80,400	252,000
China Petroleum & Chemical Corp. Class H	804,200	710,548
China Power International Development Ltd.	107,000	38,506
China Precious Metal Resources Holdings Co. Ltd.[a]	248,000	24,951
China Railway Construction Corp. Ltd. Class H	50,500	41,753
China Railway Group Ltd. Class H	124,000	55,180
China Resources Cement Holdings Ltd.	78,000	54,127
China Resources Enterprise Ltd.	40,000	113,765
China Resources Gas Group Ltd.	34,000	100,647

Security	Shares	Value

China Resources Land Ltd.	80,000	$164,688
China Resources Power Holdings Co. Ltd.	62,000	155,943
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	76,000	13,136
China Shanshui Cement Group Ltd.	83,000	32,010
China Shenhua Energy Co. Ltd. Class H	111,000	300,664
China Shineway Pharmaceutical Group Ltd.	20,000	35,032
China Shipping Container Lines Co. Ltd. Class Ha	100,000	23,862
China South City Holdings Ltd.	80,000	33,433
China State Construction International Holdings Ltd.	52,000	86,791
China Taiping Insurance Holdings Co. Ltd.[a]	26,600	42,201
China Telecom Corp. Ltd. Class H	430,000	220,745
China Travel International Investment Hong Kong Ltd.	130,000	26,158
China Unicom (Hong Kong) Ltd.	150,000	230,238
China Vanke Co. Ltd. Class B	41,600	69,379
China Yurun Food Group Ltd.[a,b]	71,000	34,159
China ZhengTong Auto Services Holdings Ltd.[a]	38,500	20,956
Chongqing Changan Automobile Co. Ltd.	27,498	49,656
Chongqing Rural Commercial Bank Co. Ltd. Class H	60,000	26,313
CITIC Pacific Ltd.[b]	46,000	80,693
CITIC Resources Holdings Ltd.[a]	192,000	27,737
CITIC Securities Co. Ltd. Class H	31,000	62,217
CNOOC Ltd.	569,000	940,890
COSCO Pacific Ltd.	68,000	91,043
Country Garden Holdings Co. Ltd.	131,000	52,550
CSPC Pharmaceutical Group Ltd.	60,000	49,917
CSR Corp Ltd. Class H	76,000	55,484
Dah Chong Hong Holdings Ltd.	33,000	20,985
Daphne International Holdings Ltd.	60,000	24,069
Datang International Power Generation Co. Ltd. Class H	116,000	43,241
Digital China Holdings Ltd.	34,000	31,444
Dongfeng Motor Group Co. Ltd. Class H	104,000	138,705
Dongyue Group Ltd.	72,000	28,789
ENN Energy Holdings Ltd.	36,000	251,675
Evergrande Real Estate Group Ltd.[b]	242,000	108,002
Far East Horizon Ltd.	36,000	24,378
Fosun International Ltd.	52,500	63,519
Franshion Properties (China) Ltd.	130,000	40,914
GCL-Poly Energy Holdings Ltd.[a]	308,000	92,167
Geely Automobile Holdings Ltd.[b]	215,000	74,598
Glorious Property Holdings Ltd.[a]	98,000	14,031
Golden Eagle Retail Group Ltd.	21,000	27,087
GOME Electrical Appliances Holdings Ltd.[b]	336,000	63,275
Great Wall Motor Co. Ltd. Class H	35,000	158,458
Greentown China Holdings Ltd.	15,000	15,091
Guangdong Investment Ltd.	86,000	93,511
Guangzhou Automobile Group Co. Ltd. Class H	72,000	72,624
Guangzhou R&F Properties Co. Ltd. Class H	20,400	26,629
Haier Electronics Group Co. Ltd.	33,000	81,044
Haitian International Holdings Ltd.	18,000	36,265
Haitong Securities Co. Ltd. Class H	50,400	70,469
Hanergy Solar Group Ltd.[a,b]	392,000	56,124
Harbin Electric Co. Ltd. Class H	42,000	24,541
Hengan International Group Co. Ltd.	25,000	263,290
Hengdeli Holdings Ltd.	105,200	20,218
Hopson Development Holdings Ltd.[a,b]	28,000	27,376
Huabao International Holdings Ltd.[b]	65,000	30,769
Huaneng Power International Inc. Class H	114,000	111,311
Hunan Nonferrous Metal Corp. Ltd. Class Ha	76,000	22,056
Industrial and Commercial Bank of China Ltd. Class H	2,343,000	1,396,217
Inner Mongolia Yitai Coal Co. Ltd. Class B	27,400	34,442
Intime Retail Group Co. Ltd.	32,500	31,901
Jiangsu Expressway Co. Ltd. Class H	34,000	38,285
Jiangxi Copper Co. Ltd. Class H	55,000	90,805

31

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Ju Teng International Holdings Ltd.	34,000	$25,129
Kingboard Chemical Holdings Co. Ltd.	25,500	48,613
Kingboard Laminates Holdings Ltd.	72,000	27,861
Kingdee International Software Group Co. Ltd.[a]	66,000	19,665
Kingsoft Corp. Ltd.[b]	17,000	52,297
Kunlun Energy Co. Ltd.[b]	108,000	168,557
KWG Property Holdings Ltd.	65,000	35,967
Lee & Man Paper Manufacturing Ltd.	39,000	21,178
Lenovo Group Ltd.	214,000	243,456
Li Ning Co. Ltd.[a,b]	31,000	21,592
Longfor Properties Co. Ltd.	52,500	67,853
Lonking Holdings Ltd.[a]	65,000	11,989
Minth Group Ltd.	22,000	34,563
MMG Ltd.[a]	36,000	8,358
New China Life Insurance Co. Ltd. Class Ha	22,200	65,430
Nine Dragons Paper (Holdings) Ltd.[b]	41,000	26,918
North Mining Shares Co. Ltd.[a]	560,000	26,003
Parkson Retail Group Ltd.[b]	118,500	34,696
People’s Insurance Co. Group of China Ltd. Class H	156,000	59,761
PetroChina Co. Ltd. Class H	664,000	769,100
Phoenix Satellite Television Holdings Ltd.	68,000	24,296
PICC Property and Casualty Co. Ltd. Class H	120,000	158,187
Ping An Insurance (Group) Co. of China Ltd. Class H	61,500	454,933
Poly Property Group Co. Ltd.[b]	105,000	45,506
Renhe Commercial Holdings Co. Ltd.[a]	502,000	28,814
REXLot Holdings Ltd.	275,000	29,086
Sany Heavy Equipment International Holdings Co. Ltd.	68,000	15,788
Semiconductor Manufacturing International Corp.[a]	709,000	57,614
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	44,000	44,268
Shanghai Electric Group Co. Ltd. Class H	68,000	26,664
Shanghai Industrial Holdings Ltd.	21,000	65,008
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	24,300	44,508
Shenzhen International Holdings Limited	24,500	29,705
Shenzhen Investment Ltd.	70,000	22,843
Shenzhou International Group Holdings Ltd.	16,000	55,102
Shimao Property Holdings Ltd.	46,500	91,766
Shougang Fushan Resources Group Ltd.	128,000	38,468
Shui On Land Ltd.	106,500	28,161
Sihuan Pharmaceutical Holdings Group Ltd.	72,000	79,310
Sino Biopharmaceutical Ltd.	124,000	97,084
Sino-Ocean Land Holdings Ltd.	81,000	42,836
Sinofert Holdings Ltd.[b]	160,000	19,812
Sinopec Engineering Group Co. Ltd.	38,500	43,005
Sinopec Kantons Holdings Ltd.	40,000	37,302
Sinopec Shanghai Petrochemical Co. Ltd. Class H	109,000	26,572
Sinopharm Group Co. Ltd. Class H	31,200	82,096
Skyworth Digital Holdings Ltd.	64,000	30,626
SOHO China Ltd.	83,000	66,054
Sun Art Retail Group Ltd.[b]	76,500	99,660
Sunac China Holdings Ltd.	81,000	41,164
Tencent Holdings Ltd.	32,600	2,031,810
Tianneng Power International Ltd.	58,000	20,124
Tingyi (Cayman Islands) Holding Corp.	62,000	172,337
Tong Ren Tang Technologies Co. Ltd. Class H	14,000	40,359
Towngas China Co. Ltd.	33,000	37,627
Travelsky Technology Ltd. Class H	28,000	21,344
Tsingtao Brewery Co. Ltd. Class H	22,000	160,186
Uni-President China Holdings Ltd.	31,000	25,671
VODone Ltd.[a]	124,000	10,876
Want Want China Holdings Ltd.	184,000	288,596
Weichai Power Co. Ltd. Class H	20,000	69,652
West China Cement Ltd.	190,000	20,586
Wumart Stores Inc. Class H	22,000	21,595

Security	Shares	Value

Yanzhou Coal Mining Co. Ltd. Class Hb	64,000	$48,209
Yingde Gases Group Co. Ltd.	75,500	76,251
Yuexiu Property Co. Ltd.	126,000	24,378
Yuexiu Real Estate Investment Trust	82,000	38,711
Zhejiang Expressway Co. Ltd. Class H	146,000	126,361
Zhongsheng Group Holdings Ltd.[b]	15,000	18,226
Zhuzhou CSR Times Electric Co. Ltd. Class H	19,500	57,221
Zijin Mining Group Co. Ltd. Class H	248,000	60,458
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	42,200	28,141
ZTE Corp. Class Ha,b	23,000	46,932

		24,632,175
COLOMBIA — 0.17%
Almacenes Exito SA	6,418	97,990
Bancolombia SA	9,301	128,047
Bolsa de Valores de Colombia	2,261,388	24,227
Cementos Argos SA	10,461	58,473
Cemex Latam Holdings SAa	9,130	84,488
Corporacion Financiera Colombiana SA NVS	2,798	54,218
Ecopetrol SA	165,640	309,051
Grupo Argos SA	8,490	93,682
Grupo de Inversiones Suramericana SA	12,182	238,199
Interconexion Electrica SA ESP	7,669	36,040
Isagen SA ESP	30,949	50,697

		1,175,112
CZECH REPUBLIC — 0.05%
CEZ AS	6,043	181,504
Komercni Banka AS	485	111,641
Telefonica Czech Republic AS	3,900	59,022

		352,167
DENMARK — 1.09%
A.P. Moeller-Maersk A/S Class A	97	219,838
A.P. Moeller-Maersk A/S Class B	199	473,928
ALK-Abello A/S	643	88,990
Bang & Olufsen A/S Class Ba	4,657	48,014
Carlsberg A/S Class B	3,518	351,274
Christian Hansen Holding A/S	3,487	157,085
Coloplast A/S Class B	3,517	294,921
D/S Norden A/S	828	33,071
Danske Bank A/S	20,290	572,924
DSV A/S	4,804	160,191
FLSmidth & Co. A/Sb	1,467	78,350
Genmab A/Sa	1,337	49,650
GN Store Nord A/S	4,163	100,381
Jyske Bank A/S Registered[a]	1,973	108,307
NKT Holding A/S	1,392	87,662
Novo Nordisk A/S Class B	62,534	2,819,406
Novozymes A/S Class B	6,856	328,214
Pandora A/S	3,121	209,823
Rockwool International A/S Class B	257	49,509
Royal Unibrew A/Sa	463	71,991
SimCorp A/S	2,447	93,643
Solar Holdings A/S Class B	510	35,244
Sydbank A/Sa	2,408	64,147
TDC A/S	22,327	209,456
Topdanmark A/Sa	3,259	95,232
TrygVesta A/S	649	61,608
United International Enterprises Ltd.	193	38,542

32

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Vestas Wind Systems A/Sa	7,240	$321,177
William Demant Holding A/Sa	656	58,702

		7,281,280
EGYPT — 0.01%
Commercial International Bank (Egypt) SAE	3,801	20,335
EFG-Hermes Holding Co. SAE[a]	8,842	16,214
Egyptian Kuwaiti Holding Co. SAE[a]	16,312	17,128
Global Telecom Holding SAE[a]	11,819	8,753
Qatar National Bank Alahly	558	2,588
Talaat Moustafa Group Holding Co. SAE	5,270	6,731
Telecom Egypt Co.	6,211	13,127

		84,876
FINLAND — 0.67%
Amer Sports OYJ Class A	5,485	113,166
Cargotec Corp. OYJ Class B	1,274	56,809
Caverion Corp.	3,915	43,210
Citycon OYJ	5,259	19,688
Elisa OYJ	3,632	108,424
Fortum OYJ	13,385	301,954
Huhtamaki OYJ	2,018	52,967
Kemira OYJ	3,307	50,438
Kesko OYJ Class B	2,407	98,254
Kone OYJ Class B	9,417	402,421
Konecranes OYJ	1,209	38,941
Metsa Board OYJ Class B	5,246	24,513
Metso OYJ	4,208	168,503
Neste Oil OYJ[b]	3,640	74,696
Nokia OYJ[a]	117,894	881,898
Nokian Renkaat OYJ	3,128	124,129
Orion OYJ Class B	2,701	82,279
Outokumpu OYJ[a]	133,380	40,686
Outotec OYJ	4,950	55,285
Ramirent OYJ	2,533	28,308
Rautaruukki OYJ[a]	1,751	21,753
Sampo OYJ Class A	13,461	667,997
Sanoma OYJ	2,986	20,064
Sponda OYJ	7,237	37,228
Stockmann OYJ Abp Class B	2,326	32,993
Stora Enso OYJ Class R	16,211	165,096
Tieto OYJ	1,859	50,753
UPM-Kymmene OYJ	16,095	281,188
Uponor OYJ	1,571	31,084
Valmet Corp.	3,956	45,856
Wartsila OYJ Abp	5,676	315,904
YIT OYJ	4,269	43,802

		4,480,287
FRANCE — 6.96%
AB Science SAa,b	1,002	16,547
ABC Arbitrage	9,850	70,063
Accor SA	4,396	214,797
Aeroports de Paris	726	90,225
Air France-KLM[a]	1,184	17,016
Airbus Group NV	18,528	1,271,397
Alcatel-Lucent[a]	90,837	362,988
ALSTOM	7,154	292,820
Altamir Amboise SCA	4,160	62,987
ALTEN	687	35,040

Security	Shares	Value

Altran Technologies SAa	10,637	$115,733
ANF Immobilier	653	21,911
Aperam[a]	2,005	52,098
ArcelorMittal	31,638	513,471
Arkema SA	1,724	192,117
Assystem	1,448	46,499
Atos SA	1,917	165,408
AXA SA	55,833	1,453,470
Belvedere SAa	2,787	35,513
Beneteau SAa	966	16,709
BNP Paribas SA	30,753	2,307,280
Bonduelle SCA	999	28,950
BOURBON SA	1,462	48,124
Bouygues SA	5,504	247,377
Bureau Veritas SA	6,058	184,794
Cap Gemini SA	4,503	317,863
Carrefour SA	18,898	734,470
Casino Guichard-Perrachon SA	1,490	189,552
Cegid Group	2,200	92,153
CGG[a,b]	4,560	78,780
Christian Dior SA	1,645	337,911
Club Mediterranee SAa	1,527	39,805
CNP Assurances SA	4,449	102,463
Compagnie de Saint-Gobain	12,976	792,002
Compagnie Generale des Etablissements Michelin Class B	5,804	708,183
Compagnie Plastic Omnium SA	1,486	50,480
Credit Agricole SAa	31,426	494,779
Danone SA	17,592	1,296,688
Dassault Systemes SA	2,044	251,187
Edenred SA	5,708	192,400
Eiffage SA	966	72,931
Electricite de France	7,740	296,683
Essilor International SA	6,112	653,306
Etablissements Maurel et Prom	2,544	45,327
Euler Hermes SA	1,032	124,418
Eurazeo	1,231	103,639
Euro Disney SCA Registered[a]	15,028	87,307
Eurofins Scientific SE	261	72,378
Eutelsat Communications SA	4,775	163,732
Faiveley Transport SA	439	36,157
Faurecia[a]	2,422	108,790
Fonciere des Regions	472	47,886
GameLoft SAa	3,573	35,521
GDF Suez	40,764	1,027,274
Gecina SA	394	53,018
Groupe Eurotunnel SA Registered	17,443	233,850
Groupe Fnac[a]	2,304	110,214
Groupe Steria SCA	1,855	52,238
Guerbet	582	27,598
Haulotte Group[a]	744	14,184
Havas SA	12,317	97,858
Icade	1,068	108,841
Iliad SA	859	231,658
Imerys SA	770	67,550
Ingenico SA	1,460	127,231
Ipsen SA	754	33,434
Ipsos SA	999	38,701
Jacquet Metal Service SA	1,637	35,080
JCDecaux SA	1,676	68,670
Kering	2,270	501,706
Klepierre	2,744	125,726
Korian-Medica	1,380	51,816
L’Air Liquide SA	9,286	1,327,464

33

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

L’Oreal SA	7,312	$1,257,167
Lafarge SA	5,846	533,765
Lagardere SCA	3,216	134,555
Legrand SA	7,929	511,219
LVMH Moet Hennessy Louis Vuitton SA	7,850	1,542,865
M6-Metropole Television	1,818	38,920
Mercialys	1,027	23,610
Mersen	869	27,773
Montupet	248	20,491
MPI	7,688	46,050
Natixis	29,071	206,258
Naturex	749	65,697
Neopost SA	1,014	83,036
Nexans SA	3,122	175,511
Nexity	850	38,068
Orange	57,963	938,303
Orco Property Group[a]	20,350	17,494
Orpea SA	660	47,934
Pernod Ricard SA	6,377	764,923
PSA Peugeot Citroen SAa,b	6,785	119,996
Publicis Groupe SA	5,755	489,947
Rallye SA	195	9,909
Remy Cointreau SA	975	85,696
Renault SA	6,037	587,197
Rexel SA	7,846	197,995
Rubis SCA	803	57,095
Safran SA	8,276	555,910
Saft Groupe SA	1,148	40,797
Sanofi	37,273	4,032,140
Sartorius Stedim Biotech SA	161	30,583
Schneider Electric SA	16,901	1,582,971
SCOR SE	4,626	168,725
SEB SA	843	77,636
Seche Environnement SA	513	22,698
SES SA Class A FDR	9,997	376,266
Societe BIC SA	968	128,286
Societe de la Tour Eiffel	669	48,217
Societe Generale	22,442	1,394,039
Societe Internationale de Plantations d’Heveas SA	390	25,145
Societe Television Francaise 1	3,329	56,544
Sodexo	2,575	277,417
STMicroelectronics NV	19,042	182,073
Suez Environnement SA	9,156	179,638
Technicolor SA Registered[a]	28,033	209,038
Technip SA	3,265	367,146
Teleperformance SA	1,432	81,983
Tessi SA	467	58,290
Thales SA	2,496	158,679
Total SA	66,329	4,734,534
Trigano SAa	496	13,727
Ubisoft Entertainment SAa	3,032	56,460
Unibail-Rodamco SE	2,871	774,063
Valeo SA	2,363	323,513
Vallourec SA	2,950	174,268
Veolia Environnement	10,165	189,427
Vicat SA	353	30,615
Vilmorin & Cie SA	125	16,483
Vinci SA	14,733	1,110,059
Virbac SA	166	39,761
Vivendi SA	37,411	1,003,208
Vranken-Pommery Monopole SA	717	25,262
Wendel	826	124,321

Security	Shares	Value

Zodiac Aerospace	5,763	$191,417

		46,607,049
GERMANY — 6.02%
Aareal Bank AGa	1,574	71,311
Adidas AG	6,521	695,577
AIXTRON SEa	3,282	52,082
Allianz SE Registered	14,134	2,446,746
Alstria Office REIT AG	8,026	110,672
Aurubis AG	1,106	58,918
Axel Springer SE	1,082	66,011
BASF SE	28,424	3,288,082
Bayer AG Registered	25,915	3,593,242
Bayerische Motoren Werke AG	10,251	1,281,775
BayWa AG Registered	509	28,816
Bechtle AG	527	46,773
Beiersdorf AG	2,998	300,376
Bertrandt AG	234	35,382
Bilfinger Berger SE	1,642	194,955
Brenntag AG	1,502	271,466
Carl Zeiss Meditec AG Bearer	856	26,022
Celesio AG	3,011	104,331
Comdirect Bank AG	2,115	24,346
Commerzbank AGa	29,626	526,003
Continental AG	3,462	810,519
CTS Eventim AG	652	41,495
Daimler AG Registered	29,869	2,763,612
Deutsche Bank AG Registered	31,833	1,401,823
Deutsche Boerse AG	5,842	427,611
Deutsche EuroShop AG	1,952	93,890
Deutsche Lufthansa AG Registered	7,572	189,821
Deutsche Post AG Registered	28,515	1,072,849
Deutsche Telekom AG Registered	90,067	1,509,203
Deutsche Wohnen AG Bearer	9,117	195,243
DEUTZ AGa	4,155	34,630
Dialog Semiconductor PLC[a]	1,866	47,128
DMG MORI SEIKI AG	1,861	58,394
Drillisch AG	2,431	90,470
Duerr AG	1,135	89,451
E.ON SE	56,007	1,070,494
ElringKlinger AG	937	37,696
Fraport AG	594	43,808
Freenet AG	3,590	124,020
Fresenius Medical Care AG & Co. KGaA	6,832	469,382
Fresenius SE & Co. KGaA	3,926	596,345
GAGFAH SAa	8,531	134,610
GEA Group AG	5,563	248,718
Gerresheimer AG	1,090	73,852
Gerry Weber International AG	1,770	93,259
Hamborner REIT AG	5,726	62,721
Hamburger Hafen und Logistik AG	892	21,582
Hannover Rueck SE Registered	2,073	192,895
HeidelbergCement AG	4,460	386,624
Henkel AG & Co. KGaA	4,167	427,438
Hochtief AG	848	78,766
Hugo Boss AG	1,089	150,995
Indus Holding AG	1,197	56,098
Infineon Technologies AG	32,942	382,717
K+S AG Registered[b]	5,621	196,443
Kabel Deutschland Holding AG	1,026	138,874
Kloeckner & Co. SEa	3,027	45,748
Krones AG	393	37,534

34

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

KUKA AG	856	$43,737
KWS Saat AG	91	32,478
Lanxess AG	2,747	208,725
LEG Immobilien AG	1,358	90,531
LEONI AG	1,095	81,273
Linde AG	5,669	1,174,729
MAN SE	1,065	136,400
Merck KGaA	2,100	353,924
METRO AG	3,679	146,912
MorphoSys AGa	1,053	90,113
MTU Aero Engines Holding AG	1,658	155,934
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,569	1,285,276
NORMA Group SE	1,004	52,426
Osram Licht AGa	2,862	149,724
Pfeiffer Vacuum Technology AG	374	44,467
ProSiebenSat.1 Media AG Registered	8,897	388,773
QIAGEN NVa	7,417	162,488
Rational AG	135	43,052
Rheinmetall AG	1,187	78,712
Rhoen Klinikum AG	5,586	180,194
RTL Group SAa	1,095	121,781
RWE AG	15,439	588,369
Salzgitter AG	1,053	44,582
SAP AG	28,693	2,309,078
SGL Carbon SE	1,188	39,533
Siemens AG Registered	24,697	3,253,142
Sky Deutschland AGa	12,417	106,193
Software AG	2,319	87,121
Stada Arzneimittel AG	2,002	87,218
Suedzucker AG	3,008	64,063
Symrise AG	3,081	155,392
TAG Immobilien AG	4,397	55,803
Telefonica Deutschland Holding AGc	7,277	60,408
ThyssenKrupp AGa	14,235	405,014
TUI AG	3,672	60,970
United Internet AG Registered[e]	5,695	244,315
Volkswagen AG	960	256,234
Vossloh AG	1,214	119,765
Wacker Chemie AG	499	58,492
Wincor Nixdorf AG	1,076	70,240
Wirecard AG	3,520	147,469

		40,354,694
GREECE — 0.13%
Alpha Bank AEa	134,965	130,434
Bank of Cyprus PLC[a,b]	7,977	—
Folli Follie Group[a]	850	29,464
Hellenic Petroleum SA	4,001	34,229
Hellenic Telecommunications Organization SAa	8,251	131,450
Jumbo SAa	2,982	48,169
Motor Oil (Hellas) Corinth Refineries SA	5,599	70,491
Mytilineos Holdings SAa	3,177	28,325
National Bank of Greece SAa	10,465	40,629
OPAP SA	6,357	101,364
Piraeus Bank SAa	71,050	167,474
Public Power Corp. SA	3,790	57,227
Titan Cement Co. SAa	1,610	50,674

		889,930
HONG KONG — 2.06%
AIA Group Ltd.	378,000	1,833,236

Security	Shares	Value

ASM Pacific Technology Ltd.	8,600	$95,619
Bank of East Asia Ltd. (The)	43,600	179,678
BOC Hong Kong (Holdings) Ltd.	117,000	342,571
Brightoil Petroleum (Holdings) Ltd.[a]	95,000	29,286
Cafe de Coral Holdings Ltd.	10,000	31,408
Cathay Pacific Airways Ltd.	39,000	73,645
Champion REIT	127,000	59,791
Cheung Kong (Holdings) Ltd.	45,000	766,170
Cheung Kong Infrastructure Holdings Ltd.	19,000	124,006
Chow Sang Sang Holdings International Ltd.	10,000	24,533
CITIC 21CN Co. Ltd.[a]	216,000	120,080
CLP Holdings Ltd.	55,000	439,838
Dah Sing Banking Group Ltd.	18,800	28,178
Dah Sing Financial Holdings Ltd.	7,200	32,086
Esprit Holdings Ltd.	55,550	92,287
FIH Mobile Ltd.[a]	73,000	39,358
First Pacific Co. Ltd.	89,000	98,610
G-Resources Group Ltd.[a]	420,600	11,555
Galaxy Entertainment Group Ltd.[a]	67,000	525,865
Giordano International Ltd.	34,000	22,848
Great Eagle Holdings Ltd.	8,000	28,635
Hang Lung Properties Ltd.	74,000	220,009
Hang Seng Bank Ltd.	23,500	382,833
Henderson Land Development Co. Ltd.	39,500	235,384
HKR International Ltd.	59,200	24,282
HKT Trust and HKT Ltd.	63,000	65,902
Hong Kong and China Gas Co. Ltd. (The)	197,300	455,023
Hong Kong Exchanges and Clearing Ltd.	34,600	623,464
Hopewell Holdings Ltd.	13,000	44,771
Hutchison Telecommunications Hong Kong Holdings Ltd.	18,000	5,897
Hutchison Whampoa Ltd.	67,000	916,050
Hysan Development Co. Ltd.	23,000	98,345
Johnson Electric Holdings Ltd.	86,500	82,675
K. Wah International Holdings Ltd.	69,000	45,835
Kerry Logistics Network Ltd.[a]	51,500	75,727
Kerry Properties Ltd.	15,500	50,881
Kowloon Development Co. Ltd.	22,000	26,844
Li & Fung Ltd.	188,000	273,045
Link REIT (The)	73,500	365,469
Luk Fook Holdings International Ltd.	10,000	28,377
Macau Legend Development Ltd.[a]	32,000	24,394
Melco International Development Ltd.	24,000	73,521
MGM China Holdings Ltd.	36,400	126,766
Midland Holdings Ltd.[b]	86,000	36,051
MTR Corp. Ltd.	37,000	139,594
New World China Land Ltd.	92,000	76,302
New World Development Co. Ltd.	210,666	217,382
Newocean Energy Holdings Ltd.	38,000	25,046
NWS Holdings Ltd.	41,000	70,230
Orient Overseas International Ltd.	5,500	26,248
Pacific Basin Shipping Ltd.	61,000	35,485
PCCW Ltd.	177,000	94,518
Power Assets Holdings Ltd.	43,500	375,926
Prosperity REIT	184,000	54,349
Sa Sa International Holdings Ltd.	24,000	20,122
Sands China Ltd.	76,000	554,841
Shangri-La Asia Ltd.	60,000	98,906
Shun Tak Holdings Ltd.	60,000	29,486
Sino Land Co. Ltd.	82,000	122,690
SJM Holdings Ltd.	67,000	185,803
SmarTone Telecommunications Holding Ltd.[b]	20,000	20,612
Stella International Holdings Ltd.	13,500	33,294
Sun Hung Kai Properties Ltd.	50,000	629,768

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Sunlight REIT[b]	167,000	$65,698
Swire Pacific Ltd. Class A	21,500	248,199
Swire Properties Ltd.	44,800	134,640
Techtronic Industries Co. Ltd.	47,500	151,331
Television Broadcasts Ltd.	3,700	23,075
Texwinca Holdings Ltd.	32,000	34,382
Trinity Ltd.	66,000	16,941
VTech Holdings Ltd.	5,100	70,387
Wharf (Holdings) Ltd. (The)	46,000	321,882
Wheelock and Co. Ltd.	34,000	139,897
Wing Hang Bank Ltd.	7,000	112,681
Wynn Macau Ltd.	52,400	206,482
Xinyi Glass Holdings Co. Ltd.	58,000	45,635
Xinyi Solar Holdings Ltd.[a]	362,000	97,120
Yue Yuen Industrial (Holdings) Ltd.	25,500	78,774

		13,838,554
HUNGARY — 0.04%
Magyar Telekom Telecommunications PLC	11,812	16,787
MOL Hungarian Oil and Gas PLC	1,270	72,770
OTP Bank PLC	6,626	125,887
Richter Gedeon Nyrt	4,296	73,363

		288,807
INDIA — 1.33%
Adani Ports and Special Economic Zone Ltd.	19,448	60,683
Ambuja Cements Ltd.	21,071	69,084
Apollo Hospitals Enterprise Ltd.	2,542	37,693
Asian Paints Ltd.	7,845	65,703
Bajaj Auto Ltd.	2,378	75,389
Bank of Baroda	911	12,339
Bharat Heavy Electricals Ltd.	17,532	52,452
Bharat Petroleum Corp. Ltd.	11,192	84,411
Bharti Airtel Ltd.	18,158	98,760
Cairn India Ltd.	14,886	82,716
Cipla Ltd.	12,809	84,406
Coal India Ltd.	19,452	94,124
Dabur India Ltd.	5,398	16,042
DCB Bank Ltd.[a]	35,626	35,676
Divi’s Laboratories Ltd.	1,630	37,328
DLF Ltd.	13,954	32,424
Dr. Reddy’s Laboratories Ltd.	3,207	143,888
FDC Ltd.	14,802	32,014
GAIL (India) Ltd.	10,360	63,570
Gateway Distriparks Ltd.	11,275	33,144
Godrej Consumer Products Ltd.	4,429	58,635
Gujarat Mineral Development Corp. Ltd.	4,859	10,634
HCL Technologies Ltd.	8,677	201,823
HDFC Bank Ltd.	39,485	472,196
Hero Motocorp Ltd.	2,391	87,226
Hindalco Industries Ltd.	31,449	70,026
Hindustan Unilever Ltd.	21,895	206,009
Housing Development Finance Corp. Ltd.	47,607	708,757
ICICI Bank Ltd.	7,685	158,427
Idea Cellular Ltd.	22,302	49,807
Infosys Ltd.	14,647	772,431
ITC Ltd.	70,529	398,454
Jaiprakash Associates Ltd.	33,469	29,882
Jammu & Kashmir Bank Ltd. (The)	952	26,439
Jindal Steel & Power Ltd.	12,464	52,747
JSW Steel Ltd.	2,870	51,535

Security	Shares	Value

Just Dial Ltd.[a]	434	$8,482
Kailash Auto Finance Ltd.[a]	24,800	17,249
Karur Vysya Bank Ltd.	4,336	27,990
Kaveri Seed Co. Ltd.	3,610	37,866
Kotak Mahindra Bank Ltd.	15,175	201,931
Larsen & Toubro Ltd.	11,653	250,023
LIC Housing Finance Ltd.	6,656	28,957
Mahindra & Mahindra Financial Services Ltd.	8,516	34,740
Mahindra & Mahindra Ltd.	11,245	200,272
Nestle India Ltd.	908	71,791
NTPC Ltd.	59,176	114,153
Oil & Natural Gas Corp. Ltd.	26,696	143,892
Oil India Ltd.	3,086	24,418
Piramal Enterprises Ltd.	2,576	23,086
Power Grid Corp. of India Ltd.	37,489	65,760
Radico Khaitan Ltd.	13,196	23,104
Ranbaxy Laboratories Ltd.[a]	4,262	33,455
Reliance Communications Ltd.	18,555	37,670
Reliance Industries Ltd.	41,742	647,636
Rural Electrification Corp. Ltd.	10,066	39,703
SE Investments Ltd.	22,770	138,832
Sesa Sterlite Ltd.	41,922	128,828
Shriram Transport Finance Co. Ltd.	8,508	103,650
State Bank of Bikaner and Jaipur	8,122	47,340
State Bank of India	4,463	153,806
State Bank of Travancore	7,949	53,250
Sun Pharmaceuticals Industries Ltd.	22,287	233,826
Tata Consultancy Services Ltd.	15,065	546,801
Tata Global Beverages Ltd.	19,931	49,386
Tata Motors Ltd.	30,422	209,194
Tata Power Co. Ltd.	37,889	49,061
Tata Steel Ltd.	9,529	63,298
Tech Mahindra Ltd.	2,848	86,512
Ultratech Cement Ltd.	2,741	92,123
United Breweries Ltd.	1,568	20,530
United Spirits Ltd.	2,645	121,407
Wipro Ltd.	21,255	184,076
Yes Bank Ltd.	6,023	44,013

		8,924,985
INDONESIA — 0.57%
PT Adaro Energy Tbk	481,100	49,311
PT AKR Corporindo Tbk	40,500	16,709
PT Alam Sutera Realty Tbk	208,000	9,535
PT Aneka Tambang (Persero) Tbk	35,500	3,608
PT Astra Agro Lestari Tbk	12,000	30,515
PT Astra International Tbk	699,400	449,167
PT Bank Central Asia Tbk	480,100	456,783
PT Bank Danamon Indonesia Tbk	96,000	33,961
PT Bank Mandiri (Persero) Tbk	315,200	267,858
PT Bank Negara Indonesia (Persero) Tbk	272,900	113,654
PT Bank Rakyat Indonesia (Persero) Tbk	356,100	304,925
PT Bank Tabungan Negara (Persero) Tbk	560,793	56,024
PT Bukit Asam (Persero) Tbk	61,000	52,102
PT Bumi Resources Tbk[a]	654,300	11,545
PT Charoen Pokphand Indonesia Tbk	255,900	83,444
PT Ciputra Development Tbk	493,500	43,325
PT Gajah Tunggal Tbk	39,000	6,460
PT Garuda Indonesia (Persero) Tbk[a]	354,196	14,123
PT Global Mediacom Tbk	198,200	37,543
PT Gudang Garam Tbk	17,600	86,010
PT Indo Tambangraya Megah Tbk	16,000	35,255

36

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

PT Indocement Tunggal Prakarsa Tbk	50,000	$94,927
PT Indofood CBP Sukses Makmur Tbk	22,500	19,461
PT Indofood Sukses Makmur Tbk	137,300	83,723
PT Japfa Comfeed Indonesia Tbk	273,000	29,870
PT Jasa Marga (Persero) Tbk	42,000	21,433
PT Kalbe Farma Tbk	797,600	106,586
PT Lippo Karawaci Tbk	698,300	64,627
PT Matahari Department Store Tbk[a]	39,600	51,377
PT Media Nusantara Citra Tbk	93,000	21,839
PT Mitra Adiperkasa Tbk	53,500	29,500
PT MNC Investama Tbk	1,253,500	33,285
PT Perusahaan Gas Negara (Persero) Tbk	379,600	174,836
PT Semen Gresik (Persero) Tbk	144,100	185,087
PT Sentul City Tbk[a]	1,582,500	23,543
PT Summarecon Agung Tbk	197,500	18,962
PT Surya Citra Media Tbk	231,500	63,074
PT Surya Semesta Internusa Tbk	196,000	14,071
PT Telekomunikasi Indonesia (Persero) Tbk	1,434,100	280,953
PT Timah (Persero) Tbk	270,059	35,038
PT Tower Bersama Infrastructure Tbk[a]	31,000	17,429
PT Trada Maritime Tbk[a]	102,000	16,233
PT Unilever Indonesia Tbk	49,300	124,726
PT United Tractors Tbk	65,700	123,314
PT XL Axiata Tbk	70,000	31,332

		3,827,083
IRELAND — 0.26%
Bank of Ireland[a]	748,697	293,784
C&C Group PLC	9,657	57,443
CRH PLC	22,411	649,756
Glanbia PLC	3,020	45,035
Kerry Group PLC Class A	4,741	374,040
Kingspan Group PLC	4,172	78,469
Paddy Power PLC	1,169	90,121
Smurfit Kappa Group PLC	7,279	161,836

		1,750,484
ISRAEL — 0.42%
Babylon Ltd.[b]	9,098	12,898
Bank Hapoalim BM	40,679	229,527
Bank Leumi le-Israel BMa	44,110	172,423
Bezeq The Israel Telecommunication Corp. Ltd.	72,586	131,486
Cellcom Israel Ltd.	2,504	31,701
Delek Group Ltd. (The)	189	76,500
Elbit Systems Ltd.	1,096	64,627
Frutarom	2,249	53,930
Gazit Globe Ltd.	3,981	51,124
Israel Chemicals Ltd.	16,629	147,299
Israel Corp. Ltd. (The)[a]	108	60,875
Israel Discount Bank Ltd. Class Aa	24,894	44,447
Mizrahi Tefahot Bank Ltd.	6,114	81,678
NICE Systems Ltd.	2,047	88,828
Oil Refineries Ltd.[a]	61,690	17,145
Osem Investment Ltd.	1,556	36,921
Partner Communications Co. Ltd.[a]	3,746	33,539
Paz Oil Co. Ltd.	346	53,990
Strauss Group Ltd.	3,458	62,540
Teva Pharmaceutical Industries Ltd.	26,880	1,339,612

		2,791,090

Security	Shares	Value

ITALY — 2.00%
A2A SpA	41,292	$50,412
Ansaldo STS SpA	2,791	30,959
Assicurazioni Generali SpA	37,427	873,382
Atlantia SpA	11,885	308,984
Autogrill SpA[a]	7,330	70,229
Azimut Holding SpA	4,509	140,356
Banca Carige SpA[a,b]	32,679	24,105
Banca Generali SpA	1,790	56,240
Banca Monte dei Paschi di Siena SpA[a,b]	575,592	191,461
Banca Popolare dell’Emilia Romagna SCa	12,218	140,355
Banca Popolare di Milano Scrl[a]	76,370	76,877
Banca Popolare di Sondrio Scrl	11,047	79,190
Banco Popolare SCa	11,282	232,143
Beni Stabili SpA	52,075	46,464
Buzzi Unicem SpA	2,577	45,629
CIR SpA[a]	15,122	23,274
CNH Industrial NV	30,678	357,307
Credito Emiliano SpA	2,714	27,772
Credito Valtellinese Scarl[a,b]	19,057	45,396
Danieli & C. Officine Meccaniche SpA	641	22,966
Danieli & C. Officine Meccaniche SpA RNC	1,045	25,038
Davide Campari-Milano SpA	8,226	71,400
De’Longhi SpA	1,446	31,357
DiaSorin SpA	807	33,255
Enel Green Power SpA	52,335	149,484
Enel SpA	206,919	1,168,844
Eni SpA	78,289	2,030,999
ERG SpA	1,827	31,513
Exor SpA	3,749	170,916
Fiat SpA[a]	28,869	347,445
Finmeccanica SpA[a]	14,489	133,697
GTECH SpA	2,014	59,034
Hera SpA	17,786	52,331
Interpump Group SpA	7,502	106,203
Intesa Sanpaolo SpA	366,775	1,251,037
Italcementi SpA[b]	7,189	87,219
Luxottica Group SpA	5,263	301,164
Mediaset SpA[a]	22,614	124,544
Mediobanca SpA[a]	15,226	168,471
Mediolanum SpA	10,005	89,755
Piaggio & C. SpA	9,000	37,162
Pirelli & C. SpA	7,396	123,879
Prysmian SpA	6,609	171,728
Recordati SpA	3,890	67,960
Saipem SpA	7,895	211,273
Salvatore Ferragamo SpA	1,699	53,735
Saras SpA[a]	14,293	24,772
Snam SpA	63,669	382,430
Societa Cattolica di Assicurazioni Scrl	1,856	45,807
Societa Iniziative Autostradali e Servizi SpA	1,841	21,851
Sorin SpA[a]	13,330	40,588
Telecom Italia SpA[a]	330,305	422,948
Telecom Italia SpA RNC	157,903	156,652
Tenaris SA	14,891	333,244
Terna SpA	42,819	231,546
Tod’s SpA	340	47,567
UniCredit SpA	136,990	1,223,235
Unione di Banche Italiane SpA	28,785	273,795
Unipol Gruppo Finanziario SpA	6,064	43,764
UnipolSai SpA[a]	27,619	101,329
World Duty Free SpA[a]	3,286	43,990
Yoox SpA[a]	1,281	45,896

		13,382,358

37

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

JAPAN — 14.10%
77 Bank Ltd. (The)	12,000	$54,156
ABC-MART Inc.	1,300	58,350
Accordia Golf Co. Ltd.	3,700	47,450
Acom Co. Ltd.[a]	9,700	33,046
Activia Properties Inc.	7	58,727
Adastria Holdings Co. Ltd.	900	19,568
Adeka Corp.	4,100	45,114
Advance Residence Investment Corp.	36	81,515
Advantest Corp.	4,800	52,910
AEON Co. Ltd.	18,500	213,886
AEON Delight Co. Ltd.	1,400	30,864
AEON Financial Service Co. Ltd.	4,500	113,260
AEON Mall Co. Ltd.	3,600	85,780
Aica Kogyo Co. Ltd.	3,700	77,332
Aichi Bank Ltd. (The)	800	39,001
AIFUL Corp.[a,b]	11,200	38,265
Air Water Inc.	4,000	56,192
Aisin Seiki Co. Ltd.	6,100	215,575
Ajinomoto Co. Inc.	20,000	294,077
Alfresa Holdings Corp.	1,400	87,166
Alps Electric Co. Ltd.	4,600	52,057
Amada Co. Ltd.	15,000	108,517
Amano Corp.	2,800	26,972
ANA Holdings Inc.	34,000	74,224
Anritsu Corp.	4,900	54,828
Aoyama Trading Co. Ltd.	2,000	49,633
Aozora Bank Ltd.	30,000	89,280
Arcs Co. Ltd.	1,300	26,064
Ariake Japan Co. Ltd.	1,000	24,141
Asahi Diamond Industrial Co. Ltd.	3,300	44,646
Asahi Glass Co. Ltd.	37,000	209,721
Asahi Group Holdings Ltd.	12,800	353,112
Asahi Holdings Inc.	1,000	15,790
Asahi Kasei Corp.	38,000	258,541
Asatsu-DK Inc.	1,000	22,604
ASICS Corp.	4,900	95,410
Astellas Pharma Inc.	70,700	786,940
Autobacs Seven Co. Ltd.	1,600	24,764
Avex Group Holdings Inc.	1,400	25,876
Awa Bank Ltd. (The)	5,000	26,774
Azbil Corp.	2,500	56,706
Bank of Kyoto Ltd. (The)	10,000	81,449
Bank of Nagoya Ltd. (The)	4,000	15,037
Bank of Yokohama Ltd. (The)	44,000	220,969
Benesse Holdings Inc.	2,200	83,671
BIC Camera Inc.	2,200	16,045
Bridgestone Corp.	20,700	741,674
Brother Industries Ltd.	9,600	134,109
Calbee Inc.	2,100	51,477
Calsonic Kansei Corp.	6,000	29,545
Canon Electronics Inc.	2,900	49,057
Canon Inc.	35,700	1,123,598
Canon Marketing Japan Inc.	2,000	32,227
Capcom Co. Ltd.	2,200	38,314
Casio Computer Co. Ltd.	6,900	78,761
Central Glass Co. Ltd.	8,000	26,236
Central Japan Railway Co.	4,500	552,423
Century Tokyo Leasing Corp.	3,100	89,647

Security	Shares	Value

Chiba Bank Ltd. (The)	28,000	$177,895
Chiyoda Co. Ltd.	1,200	28,523
Chiyoda Corp.	7,000	93,813
Chubu Electric Power Co. Inc.[a]	22,000	250,475
Chugai Pharmaceutical Co. Ltd.	7,300	184,162
Chugoku Bank Ltd. (The)	5,800	76,879
Chugoku Electric Power Co. Inc. (The)	8,600	112,562
Citizen Holdings Co. Ltd.	8,500	62,408
Coca-Cola West Co. Ltd.	1,300	22,628
cocokara fine Inc.	1,100	31,196
Colowide Co. Ltd.	3,000	30,103
COMSYS Holdings Corp.	4,600	75,428
Cosmo Oil Co. Ltd.	19,000	35,526
Credit Saison Co. Ltd.	6,100	129,823
CyberAgent Inc.	1,800	74,185
Dai Nippon Printing Co. Ltd.	15,000	135,389
Dai-ichi Life Insurance Co. Ltd. (The)	26,400	365,439
Daicel Corp.	9,000	75,242
Daido Steel Co. Ltd.	10,000	48,850
Daifuku Co. Ltd.	3,500	40,328
Daihatsu Motor Co. Ltd.	5,700	94,358
Daiichi Sankyo Co. Ltd.	21,100	353,836
Daiichikosho Co. Ltd.	1,500	43,289
Daikin Industries Ltd.	7,400	427,483
Daikyo Inc.	21,000	40,910
Dainippon Screen Manufacturing Co. Ltd.	8,000	34,929
Dainippon Sumitomo Pharma Co. Ltd.	5,600	85,028
Daiseki Co. Ltd.	1,500	23,789
Daishi Bank Ltd. (The)	8,000	28,899
Daito Trust Construction Co. Ltd.	2,400	244,112
Daiwa House Industry Co. Ltd.	19,000	320,480
Daiwa Office Investment Corp.	6	30,720
Daiwa Securities Group Inc.	52,000	389,427
Daiwahouse Residential Investment Corp.	28	116,084
DCM Holdings Co. Ltd.	3,300	22,323
Dena Co. Ltd.	2,900	48,830
Denki Kagaku Kogyo K.K.	16,000	53,098
Denso Corp.	15,500	705,883
Dentsu Inc.	7,500	308,370
DIC Corp.	39,000	103,465
DISCO Corp.	900	54,714
DMG Mori Seiki Co Ltd.	3,700	46,182
Don Quijote Holdings Co. Ltd.	1,700	89,535
Doutor Nichires Holdings Co. Ltd.	1,900	34,038
Dowa Holdings Co. Ltd.	9,000	75,595
Dr. Ci:Labo Co. Ltd.	800	25,609
Duskin Co. Ltd.	1,900	35,117
Dydo Drinco Inc.	600	24,405
Earth Chemical Co. Ltd.	1,200	42,937
East Japan Railway Co.	10,400	758,798
Ebara Corp.	13,000	77,249
Eisai Co. Ltd.	9,000	347,401
Electric Power Development Co. Ltd.	3,700	98,304
Exedy Corp.	1,300	34,718
FamilyMart Co. Ltd.	1,800	74,802
Fancl Corp.	2,200	24,380
FANUC Corp.	6,100	1,098,776
Fast Retailing Co. Ltd.	1,700	528,722
FCC Co. Ltd.	1,400	23,930
Frontier Real Estate Investment Corp.	19	98,581
Fuji Co. Ltd.	1,800	34,097
Fuji Electric Co. Ltd.	26,000	117,846
Fuji Heavy Industries Ltd.	19,200	504,670

38

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Fuji Machine Manufacturing Co. Ltd.	2,800	$24,752
Fuji Seal International Inc.	800	26,040
Fuji Soft Inc.	1,400	29,275
FUJIFILM Holdings Corp.	16,100	416,094
Fujikura Ltd.	9,000	38,767
Fujitsu Ltd.	61,000	358,297
Fukuoka Financial Group Inc.	33,000	134,714
Furukawa Electric Co. Ltd.	32,000	72,051
Futaba Corp.	800	12,562
Fuyo General Lease Co. Ltd.	1,000	34,410
Global One Real Estate Investment Corp. Ltd.	8	25,022
Glory Ltd.	2,000	51,610
GLP J-REIT	50	49,388
GMO Internet Inc.	2,000	17,641
Gree Inc.[b]	3,700	36,076
GS Yuasa Corp.	11,000	62,242
GungHo Online Entertainment Inc.[b]	10,500	59,927
Gunma Bank Ltd. (The)	14,000	74,420
Gunze Ltd.	20,000	54,626
H.I.S. Co. Ltd.	1,000	27,734
Hachijuni Bank Ltd. (The)	14,000	76,476
Hakuhodo DY Holdings Inc.	6,400	49,684
Hamamatsu Photonics K.K.	2,200	99,070
Hankyu Hanshin Holdings Inc.	44,000	241,214
Hanwa Co. Ltd.	6,000	23,436
Haseko Corp.	9,800	62,071
Heiwa Corp.	1,800	29,974
Heiwa Real Estate Co. Ltd.	2,200	34,524
Heiwa Real Estate REIT Inc.	34	27,693
Higo Bank Ltd. (The)	8,000	41,116
Hino Motors Ltd.	9,400	123,861
Hirose Electric Co. Ltd.	900	126,960
Hiroshima Bank Ltd. (The)	13,000	53,451
Hisamitsu Pharmaceutical Co. Inc.	3,000	125,697
Hitachi Capital Corp.	1,600	39,409
Hitachi Chemical Co. Ltd.	3,500	51,498
Hitachi Construction Machinery Co. Ltd.	3,100	57,569
Hitachi High-Technologies Corp.	2,200	50,310
Hitachi Ltd.	154,000	1,096,016
Hitachi Metals Ltd.	6,000	81,410
Hitachi Transport System Ltd.	700	10,731
Hitachi Zosen Corp.	4,300	21,047
Hogy Medical Co. Ltd.	300	15,448
Hokkaido Electric Power Co. Inc.[a]	6,300	38,546
Hokkoku Bank Ltd. (The)	12,000	40,176
Hokuetsu Kishu Paper Co. Ltd.	6,000	28,546
Hokuhoku Financial Group Inc.	36,000	69,427
Hokuriku Electric Power Co.	6,400	79,444
Hokuto Corp.	1,900	38,167
Honda Motor Co. Ltd.	51,200	1,694,136
HORIBA Ltd.	1,400	48,311
Hoshizaki Electric Co. Ltd.	2,000	80,959
House Foods Group Inc.	2,300	38,277
Hoya Corp.	15,000	442,584
Hulic Co. Ltd.	9,300	111,891
Hyakugo Bank Ltd. (The)	10,000	38,767
Hyakujushi Bank Ltd. (The)	6,000	20,088
IBIDEN Co. Ltd.	5,400	97,322
IBJ Leasing Co. Ltd.	900	20,599
Idemitsu Kosan Co. Ltd.	5,300	116,999
IHI Corp.	41,000	163,358
Iida Group Holdings Co. Ltd.	4,000	59,520
Inaba Denki Sangyo Co. Ltd.	1,000	30,641

Security	Shares	Value

Industrial & Infrastructure Fund Investment Corp.	13	$108,938
INPEX Corp.	28,700	418,068
Internet Initiative Japan Inc.	1,400	32,468
Isetan Mitsukoshi Holdings Ltd.	12,000	149,192
Isuzu Motors Ltd.	40,000	232,208
IT Holdings Corp.	4,200	65,046
ITO EN Ltd.	1,200	25,668
ITOCHU Corp.	46,500	520,764
ITOCHU Techno-Solutions Corp.	600	24,993
Itoham Foods Inc.	6,000	27,195
Iwatani Corp.	5,000	29,320
Iyo Bank Ltd. (The)	14,700	132,250
Izumi Co. Ltd.	1,700	49,744
J. Front Retailing Co. Ltd.	14,000	88,811
Jaccs Co. Ltd.	3,000	13,304
JAFCO Co. Ltd.	1,000	38,228
Japan Airlines Co. Ltd.	1,700	88,037
Japan Airport Terminal Co. Ltd.	1,100	25,338
Japan Excellent Inc.	31	41,151
Japan Exchange Group Inc.	7,300	144,213
Japan Hotel REIT Investment Corp.	69	31,781
Japan Logistics Fund Inc.	21	47,366
Japan Petroleum Exploration Co. Ltd.	700	26,040
Japan Prime Realty Investment Corp.	21	73,906
Japan Real Estate Investment Corp.	40	211,845
Japan Rental Housing Investments Inc.	36	22,273
Japan Retail Fund Investment Corp.	77	154,829
Japan Securities Finance Co. Ltd.	2,500	13,754
Japan Steel Works Ltd. (The)	10,000	42,193
Japan Tobacco Inc.	34,600	1,136,736
JFE Holdings Inc.	16,200	299,736
JGC Corp.	7,000	226,823
Joyo Bank Ltd. (The)	20,000	97,308
JSR Corp.	5,400	88,546
JTEKT Corp.	6,200	90,436
Juroku Bank Ltd. (The)	7,000	24,464
JVC Kenwood Corp.[a]	12,000	25,374
JX Holdings Inc.	72,500	376,162
K’s Holdings Corp.	1,300	37,759
Kadokawa Corp.	700	23,025
Kagome Co. Ltd.	2,300	38,930
Kagoshima Bank Ltd. (The)	4,000	24,983
Kajima Corp.	23,000	87,587
Kakaku.com Inc.	4,700	66,946
Kamigumi Co. Ltd.	9,000	85,815
Kaneka Corp.	11,000	64,611
Kanematsu Corp.	21,000	32,276
Kansai Electric Power Co. Inc. (The)[a]	23,500	196,926
Kansai Paint Co. Ltd.	7,000	98,062
Kao Corp.	15,900	598,799
Kawasaki Heavy Industries Ltd.	42,000	155,830
Kawasaki Kisen Kaisha Ltd.	33,000	66,226
Kayaba Industry Co. Ltd.	8,000	32,580
KDDI Corp.	17,100	910,996
Keihin Corp.	1,500	21,733
Keikyu Corp.	12,000	99,618
Keio Corp.	25,000	176,946
Keisei Electric Railway Co. Ltd.	7,000	60,920
Keiyo Bank Ltd. (The)	10,000	44,053
Kenedix Inc.[a]	9,400	32,392
Kenedix Realty Investment Corp.	9	44,934
Kewpie Corp.	2,300	33,076
Keyence Corp.	1,600	616,897

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Kikkoman Corp.	5,000	$101,468
Kinden Corp.	6,000	55,213
Kintetsu Corp.	69,000	242,496
Kintetsu World Express Inc.	300	11,894
Kirin Holdings Co. Ltd.	27,000	374,009
Kisoji Co. Ltd.	2,300	41,497
Kissei Pharmaceutical Co. Ltd.	1,100	25,769
Kiyo Bank Ltd. (The)	2,500	29,442
Kobayashi Pharmaceutical Co. Ltd.	700	42,487
Kobe Steel Ltd.	90,000	118,062
Koito Manufacturing Co. Ltd.	3,000	65,433
Kokuyo Co. Ltd.	3,400	26,028
Komatsu Ltd.	28,700	632,720
Komeri Co. Ltd.	1,100	29,753
Konami Corp.	3,200	72,991
Konica Minolta Holdings Inc.	15,000	139,354
Kose Corp.	700	23,265
Kubota Corp.	33,000	424,493
Kuraray Co. Ltd.	9,200	103,303
Kureha Corp.	3,000	14,185
Kurita Water Industries Ltd.	3,600	75,771
Kyocera Corp.	10,900	512,935
KYORIN Holdings Inc.	2,500	48,262
Kyowa Exeo Corp.	3,800	49,179
Kyowa Hakko Kirin Co. Ltd.	7,000	79,765
Kyushu Electric Power Co. Inc.[a]	14,700	148,367
Lawson Inc.	2,000	139,011
Leopalace21 Corp.[a]	8,500	43,935
Lintec Corp.	1,200	22,308
Lion Corp.	7,000	38,375
LIXIL Group Corp.	9,000	238,150
M3 Inc.	4,800	65,880
Mabuchi Motor Co. Ltd.	900	61,586
Makino Milling Machine Co. Ltd.	3,000	22,320
Makita Corp.	3,800	201,625
Mandom Corp.	800	28,076
Marubeni Corp.	53,000	353,852
Maruha Nichiro Corp.[a]	1,500	23,789
Marui Group Co. Ltd.	5,300	47,059
Maruichi Steel Tube Ltd.	2,600	65,948
Matsui Securities Co. Ltd.	2,700	24,819
Matsumotokiyoshi Co. Ltd.	1,200	35,418
Mazda Motor Corp.	85,000	380,274
McDonald’s Holdings Co. (Japan) Ltd.	1,900	52,620
Medipal Holdings Corp.	3,700	52,014
Megachips Corp.	2,900	34,181
MEGMILK SNOW BRAND Co. Ltd.	1,700	22,567
Meidensha Corp.	8,000	33,128
Meiji Holdings Co. Ltd.	2,500	153,451
Meitec Corp.	1,000	26,618
Message Co. Ltd.	400	12,824
MID REIT Inc.	16	36,213
Minebea Co. Ltd.	11,000	89,055
Miraca Holdings Inc.	1,800	78,062
MIRAIT Holdings Corp.	3,200	28,131
Misawa Homes Co. Ltd.	2,200	26,943
Misumi Group Inc.	2,500	60,842
Mitsubishi Chemical Holdings Corp.	42,700	170,967
Mitsubishi Corp.	44,400	794,549
Mitsubishi Electric Corp.	63,000	717,269
Mitsubishi Estate Co. Ltd.	39,000	883,465
Mitsubishi Gas Chemical Co. Inc.	12,000	69,310
Mitsubishi Heavy Industries Ltd.	94,000	495,076

Security	Shares	Value

Mitsubishi Logistics Corp.	6,000	$86,109
Mitsubishi Materials Corp.	43,000	124,601
Mitsubishi Motors Corp.	19,200	207,883
Mitsubishi Tanabe Pharma Corp.	6,900	94,567
Mitsubishi UFJ Financial Group Inc.	400,300	2,123,961
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,510	100,994
Mitsui & Co. Ltd.	55,000	780,176
Mitsui Chemicals Inc.	28,000	68,253
Mitsui Engineering & Shipbuilding Co. Ltd.	35,000	67,841
Mitsui Fudosan Co. Ltd.	26,000	768,928
Mitsui Mining & Smelting Co. Ltd.	23,000	56,965
Mitsui O.S.K. Lines Ltd.	34,000	113,500
Mitsumi Electric Co. Ltd.	3,800	24,366
Miura Co. Ltd.	1,300	36,996
Mizuho Financial Group Inc.	718,600	1,406,951
MonotaRO Co. Ltd.	1,000	20,196
Mori Hills REIT Investment Corp.	29	38,723
MORI TRUST Sogo REIT Inc.	32	47,992
Morinaga & Co. Ltd.	17,000	37,445
Morinaga Milk Industry Co. Ltd.	9,000	33,568
MOS Food Services Inc.	1,800	35,859
Moshi Moshi Hotline Inc.	2,000	20,245
MS&AD Insurance Group Holdings Inc.	16,900	378,864
Murata Manufacturing Co. Ltd.	6,400	532,550
Musashi Seimitsu Industry Co. Ltd.	1,200	26,467
Musashino Bank Ltd. (The)	800	25,609
Nabtesco Corp.	3,400	73,192
Nachi-Fujikoshi Corp.	6,000	37,122
Nagase & Co. Ltd.	2,200	26,964
Namco Bandai Holdings Inc.	5,900	127,299
Nanto Bank Ltd. (The)	6,000	22,496
NEC Corp.	84,000	236,006
NEC Networks & System Integration Corp.	1,600	33,864
Net One Systems Co. Ltd.	4,900	39,862
Nexon Co. Ltd.	3,700	28,905
NGK Insulators Ltd.	10,000	188,840
NGK Spark Plug Co. Ltd.	7,000	160,421
NHK Spring Co. Ltd.	5,500	49,643
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	23,289
Nichias Corp.	5,000	33,872
Nichii Gakkan Co.	3,500	30,803
Nichirei Corp.	11,000	53,412
Nidec Corp.	6,400	364,390
Nifco Inc.	1,900	53,010
Nihon Kohden Corp.	1,200	49,163
Nikon Corp.	10,000	156,926
Nintendo Co. Ltd.	3,400	357,474
Nippon Accommodations Fund Inc.	12	42,291
Nippon Building Fund Inc.	45	249,339
Nippon Electric Glass Co. Ltd.	11,000	53,735
Nippon Express Co. Ltd.	22,000	104,023
Nippon Flour Mills Co. Ltd.	8,000	44,640
Nippon Kayaku Co. Ltd.	7,000	83,397
Nippon Konpo Unyu Soko Co. Ltd.	1,400	23,642
Nippon Light Metal Holdings Co. Ltd.	21,800	30,731
Nippon Meat Packers Inc.	7,000	121,361
Nippon Paint Co. Ltd.	13,000	201,077
Nippon Paper Industries Co. Ltd.	3,000	54,802
Nippon Prologis REIT Inc.	35	74,077
Nippon Sheet Glass Co. Ltd.[a]	32,000	41,038
Nippon Shokubai Co. Ltd.	7,000	80,656
Nippon Soda Co. Ltd.	5,000	27,802
Nippon Steel & Sumitomo Metal Corp.	244,000	640,157

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Nippon Suisan Kaisha Ltd.[a]	17,400	$40,029
Nippon Telegraph and Telephone Corp.	12,000	665,022
Nippon Yusen K.K.	51,000	138,297
Nipro Corp.	3,300	28,558
Nishi-Nippon City Bank Ltd. (The)	19,000	43,152
Nishimatsu Construction Co. Ltd.	8,000	28,742
Nishimatsuya Chain Co. Ltd.	4,200	30,138
Nissan Chemical Industries Ltd.	3,500	52,252
Nissan Motor Co. Ltd.	78,000	669,662
Nisshin OilliO Group Ltd. (The)	12,000	40,176
Nisshin Seifun Group Inc.	6,200	72,166
Nisshin Steel Co. Ltd.	1,500	15,389
Nissin Foods Holdings Co. Ltd.	3,300	157,974
Nissin Kogyo Co. Ltd.	1,700	31,387
Nitori Holdings Co. Ltd.	2,200	100,901
Nitto Boseki Co. Ltd.	6,000	25,022
Nitto Denko Corp.	5,400	233,128
Nitto Kogyo Corp.	1,400	29,000
NKSJ Holdings Inc.	10,500	262,012
NOF Corp.	11,000	76,241
NOK Corp.	3,400	55,651
Nomura Holdings Inc.	115,200	663,119
Nomura Real Estate Holdings Inc.	3,200	59,708
Nomura Real Estate Master Fund Inc.	64	66,913
Nomura Real Estate Office Fund Inc.	19	82,212
Nomura Real Estate Residential Fund Inc.	5	27,655
Nomura Research Institute Ltd.	4,100	118,605
Noritz Corp.	1,400	24,848
North Pacific Bank Ltd.	10,500	42,555
NSK Ltd.	17,000	178,904
NTN Corp.[a]	14,000	47,969
NTT Data Corp.	3,800	147,127
NTT DOCOMO Inc.	48,100	763,761
NTT Urban Development Corp.	2,500	21,977
Obayashi Corp.	20,000	129,026
OBIC Co. Ltd.	2,300	69,011
Odakyu Electric Railway Co. Ltd.	20,000	175,624
Ogaki Kyoritsu Bank Ltd. (The)	9,000	24,317
Oiles Corp.	2,100	47,263
Oita Bank Ltd. (The)	8,000	29,134
Oji Holdings Corp.	25,000	104,993
Okasan Securities Group Inc.	7,000	48,791
Oki Electric Industry Co. Ltd.	20,000	39,158
Okinawa Electric Power Co. Inc. (The)	800	26,118
Okuma Corp.	5,000	42,878
Okumura Corp.	7,000	32,002
Olympus Corp.[a]	8,100	247,401
Omron Corp.	7,200	254,449
Ono Pharmaceutical Co. Ltd.	2,900	229,672
Oracle Corp. Japan	1,800	82,907
Orient Corp.[a]	11,400	23,994
Oriental Land Co. Ltd.	1,500	224,743
ORIX Corp.	40,500	585,595
ORIX JREIT Inc.	51	64,905
Osaka Gas Co. Ltd.	58,000	218,600
OSAKA Titanium Technologies Co. Ltd.	1,400	28,726
OSG Corp.	1,800	29,040
Otsuka Corp.	900	106,520
Otsuka Holdings Co. Ltd.	12,700	365,894
Pacific Metals Co. Ltd.[a]	3,000	13,950
Panasonic Corp.	70,500	772,291
Paramount Bed Holdings Co. Ltd.	900	27,137
PARK24 Co. Ltd.	3,000	54,802

Security	Shares	Value

Penta-Ocean Construction Co. Ltd.	11,000	$35,967
Pigeon Corp.	1,300	58,223
Pioneer Corp.[a]	10,500	22,717
Pola Orbis Holdings Inc.	1,000	39,109
Premier Investment Corp.	6	23,172
Press Kogyo Co. Ltd.	9,000	32,952
Rakuten Inc.	23,000	297,660
Rengo Co. Ltd.	5,000	22,369
Resona Holdings Inc.	75,100	383,771
Resorttrust Inc.	2,600	40,750
Ricoh Co. Ltd.	22,500	258,811
Ricoh Leasing Co. Ltd.	1,100	28,720
Rinnai Corp.	1,000	83,211
Rohm Co. Ltd.	3,500	167,034
Rohto Pharmaceutical Co. Ltd.	5,300	93,548
Royal Holdings Co. Ltd.	1,800	26,273
Ryohin Keikaku Co. Ltd.	700	78,669
Ryosan Co. Ltd.	1,600	33,817
Saizeriya Co. Ltd.	2,400	27,536
San-in Godo Bank Ltd. (The)	4,000	26,393
Sangetsu Co. Ltd.	1,000	25,756
Sankyo Co. Ltd.	1,700	67,983
Sankyo Tateyama Inc.	1,400	27,685
Sankyu Inc.	7,000	26,657
Sanrio Co. Ltd.[b]	1,600	50,671
Santen Pharmaceutical Co. Ltd.	2,500	111,601
Sanwa Holdings Corp.	7,000	42,761
Sapporo Holdings Ltd.	8,000	33,911
Sawai Pharmaceutical Co. Ltd.	1,000	61,968
SBI Holdings Inc.	5,500	62,726
SCSK Corp.	2,300	60,703
Secom Co. Ltd.	6,800	391,624
Sega Sammy Holdings Inc.	5,600	112,713
Seiko Epson Corp.	3,900	106,367
Seino Holdings Co. Ltd.	5,000	49,339
Sekisui Chemical Co. Ltd.	16,000	162,428
Sekisui House Ltd.	17,600	211,407
Sekisui House SI Investment Corp.	25	23,617
Senshu Ikeda Holdings Inc.	9,800	44,995
Seven & I Holdings Co. Ltd.	23,900	943,132
Seven Bank Ltd.	17,400	65,921
Sharp Corp.[a]	44,000	110,269
Shiga Bank Ltd. (The)	8,000	43,700
Shikoku Electric Power Co. Inc.[a]	5,300	62,054
Shimachu Co. Ltd.	1,100	24,197
Shimadzu Corp.	9,000	76,916
Shimamura Co. Ltd.	1,000	93,196
Shimano Inc.	3,300	329,515
Shimizu Corp.	27,000	153,040
Shin-Etsu Chemical Co. Ltd.	13,100	769,200
Shinko Electric Industries Co. Ltd.	1,400	9,237
ShinMaywa Industries Ltd.	5,000	44,151
Shinsei Bank Ltd.	56,000	109,094
Shionogi & Co. Ltd.	9,500	166,471
Ship Healthcare Holdings Inc.	1,100	37,474
Shiseido Co. Ltd.	12,300	219,630
Shizuoka Bank Ltd. (The)	22,000	210,201
SHO-BOND Holdings Co. Ltd.	500	22,540
Showa Corp.	2,400	26,361
Showa Denko K.K.	36,000	47,930
Showa Shell Sekiyu K.K.	6,600	67,001
SKY Perfect JSAT Holdings Inc.	6,600	35,471
SMC Corp.	1,700	403,989

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

SoftBank Corp.	30,300	$2,251,366
Sohgo Security Services Co. Ltd.	3,600	76,229
Sojitz Corp.	61,400	96,773
Sony Corp.	33,000	578,913
Sony Financial Holdings Inc.	5,300	84,987
Sotetsu Holdings Inc.	31,000	110,768
Square Enix Holdings Co. Ltd.	1,600	25,656
Stanley Electric Co. Ltd.	5,300	117,259
Start Today Co. Ltd.	1,900	39,786
Sugi Holdings Co. Ltd.	2,000	90,064
Sumco Corp.	2,700	20,722
Sumitomo Bakelite Co. Ltd.	9,000	34,273
Sumitomo Chemical Co. Ltd.	44,000	164,973
Sumitomo Corp.	34,800	452,076
Sumitomo Electric Industries Ltd.	23,300	321,843
Sumitomo Forestry Co. Ltd.	4,900	49,887
Sumitomo Heavy Industries Ltd.	16,000	67,978
Sumitomo Metal Mining Co. Ltd.	18,000	271,542
Sumitomo Mitsui Financial Group Inc.	40,000	1,579,246
Sumitomo Mitsui Trust Holdings Inc.	102,000	420,382
Sumitomo Osaka Cement Co. Ltd.	17,000	67,567
Sumitomo Real Estate Sales Co. Ltd.	400	12,002
Sumitomo Realty & Development Co. Ltd.	12,000	465,198
Sumitomo Rubber Industries Inc.	7,000	97,239
Sumitomo Warehouse Co. Ltd. (The)	2,000	9,692
Sundrug Co. Ltd.	1,200	49,104
Suntory Beverage & Food Ltd.	4,000	139,599
Suruga Bank Ltd.	5,000	85,756
Suzuken Co. Ltd.	2,500	90,064
Suzuki Motor Corp.	11,200	288,908
Sysmex Corp.	4,800	152,012
T&D Holdings Inc.	17,400	207,642
Tadano Ltd.	5,000	70,778
Taiheiyo Cement Corp.	36,000	126,167
Taikisha Ltd.	1,000	21,625
Taisei Corp.	31,000	143,544
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	81,087
Taiyo Holdings Co. Ltd.	500	15,125
Taiyo Nippon Sanso Corp.	8,000	63,749
Taiyo Yuden Co. Ltd.	3,400	42,005
Takara Holdings Inc.	4,000	30,622
Takasago Thermal Engineering Co. Ltd.	1,600	15,632
Takashimaya Co. Ltd.	7,000	66,334
Takata Corp.	1,100	25,920
Takeda Pharmaceutical Co. Ltd.	25,100	1,127,350
Tamron Co. Ltd.	600	15,019
TDK Corp.	3,700	157,925
Teijin Ltd.	29,000	71,258
Temp Holdings Co. Ltd.	2,500	63,705
Terumo Corp.	9,600	190,684
THK Co. Ltd.	3,300	69,877
Toagosei Co. Ltd.	6,000	25,139
Tobu Railway Co. Ltd.	48,000	234,949
Toda Corp.	10,000	35,046
Toho Bank Ltd. (The)	13,000	43,524
Toho Co. Ltd.	3,000	57,827
Toho Gas Co. Ltd.	16,000	78,473
Toho Holdings Co. Ltd.	1,200	24,223
Toho Zinc Co. Ltd.	12,000	38,179
Tohoku Electric Power Co. Inc.	13,700	130,361
Tokai Carbon Co. Ltd.	8,000	25,688
Tokai Rika Co. Ltd.	3,200	55,636
Tokai Tokyo Financial Holdings Inc.	5,900	39,622

Security	Shares	Value

Tokio Marine Holdings Inc.	21,500	$633,740
Tokuyama Corp.	14,000	40,568
Tokyo Broadcasting System Holdings Inc.	700	7,606
Tokyo Dome Corp.	4,000	17,895
Tokyo Electric Power Co. Inc.[a]	48,900	184,781
Tokyo Electron Ltd.	5,500	312,447
Tokyo Gas Co. Ltd.	81,000	424,229
Tokyo Ohka Kogyo Co. Ltd.	1,100	25,144
Tokyo Seimitsu Co. Ltd.	1,400	23,601
Tokyo Tatemono Co. Ltd.	13,000	103,593
Tokyu Corp.	35,000	220,313
Tokyu Fudosan Holdings Corp.	17,800	129,296
TOKYU REIT Inc.	20	25,570
TOMONY Holdings Inc.	8,600	36,538
Tomy Co. Ltd.	6,800	32,286
TonenGeneral Sekiyu K.K.	11,000	103,916
Top REIT Inc.	6	26,050
Toppan Forms Co. Ltd.	3,100	28,527
Toppan Printing Co. Ltd.	24,000	165,169
Toray Industries Inc.	50,000	326,481
Toshiba Corp.	125,000	489,476
Toshiba Machine Co. Ltd.	6,000	26,902
Toshiba Tec Corp.	5,000	32,550
Tosoh Corp.	24,000	91,630
TOTO Ltd.	9,000	127,313
Toyo Ink SC Holdings Co. Ltd.	5,000	20,411
Toyo Seikan Group Holdings Ltd.	5,000	74,351
Toyo Suisan Kaisha Ltd.	4,000	128,047
Toyo Tire & Rubber Co. Ltd.	7,000	52,149
Toyobo Co. Ltd.	24,000	38,767
Toyoda Gosei Co. Ltd.	2,400	44,264
Toyota Boshoku Corp.	2,100	21,689
Toyota Industries Corp.	6,000	276,652
Toyota Motor Corp.	86,600	4,676,315
Toyota Tsusho Corp.	7,400	194,798
Trend Micro Inc.	4,100	132,653
TS Tech Co. Ltd.	1,600	42,698
TSI Holdings Co. Ltd.	3,300	22,258
Tsubakimoto Chain Co.	6,000	42,761
Tsumura & Co.	1,900	45,124
Tsuruha Holdings Inc.	600	60,382
TV Asahi Holdings Corp.	400	6,974
UACJ Corp.	8,000	31,640
Ube Industries Ltd.	34,000	57,582
Unicharm Corp.	3,400	184,395
Unipres Corp.	1,300	25,109
United Arrows Ltd.	600	23,201
United Urban Investment Corp.	101	152,266
Universal Entertainment Corp.	1,000	17,768
UNY Co. Ltd.	7,600	49,030
Ushio Inc.	3,800	49,662
USS Co. Ltd.	9,800	142,851
Valor Co. Ltd.	1,600	20,738
Wacom Co. Ltd.	5,700	37,330
Watami Co. Ltd.	2,000	29,134
West Japan Railway Co.	6,300	255,515
Xebio Co. Ltd.	1,300	24,002
Yahoo! Japan Corp.	48,900	212,546
Yakult Honsha Co. Ltd.	3,100	167,518
Yamada Denki Co. Ltd.	33,200	122,530
Yamagata Bank Ltd. (The)	8,000	34,224
Yamaguchi Financial Group Inc.	8,000	73,774
Yamaha Corp.	8,500	113,833

42

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Yamaha Motor Co. Ltd.	9,600	$148,206
Yamanashi Chuo Bank Ltd. (The)	6,000	26,021
Yamato Holdings Co. Ltd.	11,400	234,584
Yamato Kogyo Co. Ltd.	1,400	40,349
Yaskawa Electric Corp.	7,000	79,011
Yokogawa Electric Corp.	6,700	91,498
Yokohama Rubber Co. Ltd. (The)	8,000	71,503
Yoshinoya Holdings Co. Ltd.	1,500	19,016
Zenrin Co. Ltd.	3,300	33,695
Zensho Holdings Co. Ltd.[b]	2,000	20,245
Zeon Corp.	7,000	65,169

		94,507,261
MALAYSIA — 0.83%
AirAsia Bhd	22,600	15,364
Alliance Financial Group Bhd	52,600	72,163
AMMB Holdings Bhd	54,800	120,491
Astro Malaysia Holdings Bhd	153,800	156,838
Axiata Group Bhd	91,100	187,752
Berjaya Corp. Bhd	251,500	38,509
Berjaya Sports Toto Bhd	8,142	9,699
British American Tobacco (Malaysia) Bhd	3,300	61,847
Bumi Armada Bhd[a]	25,900	31,726
Bursa Malaysia Bhd	38,500	89,486
CapitaMalls Malaysia Trust Bhd	7,400	3,422
Carlsberg Brewery Malaysia Bhd	7,400	28,462
CIMB Group Holdings Bhd	179,800	413,504
Dialog Group Bhd	64,900	71,349
DiGi.Com Bhd	117,100	198,663
DRB-Hicom Bhd	55,600	42,566
Felda Global Ventures Holdings Bhd	50,300	69,624
Gamuda Bhd	88,800	125,361
Genting Bhd	63,600	190,868
Genting Malaysia Bhd	113,100	146,159
Genting Plantations Bhd	14,900	50,648
HAP Seng Consolidated Bhd	44,900	43,587
Hong Leong Bank Bhd	13,300	57,020
Hong Leong Financial Group Bhd	10,100	47,322
IGB Corp. Bhd	37,200	31,555
IHH Healthcare Bhd[a]	97,600	119,852
IJM Corp. Bhd	31,900	62,325
IOI Corp. Bhd	86,300	132,139
IOI Properties Group Bhd[a]	42,649	35,002
KPJ Healthcare Bhd	37,200	36,909
Kuala Lumpur Kepong Bhd	13,800	102,269
Lafarge Malaysia Bhd	6,700	18,650
Magnum Bhd	5,000	4,624
Malayan Banking Bhd	129,400	392,301
Malaysia Airports Holdings Bhd	25,000	61,706
Malaysian Resources Corp. Bhd	83,800	40,290
Maxis Bhd	50,200	106,841
Media Prima Bhd	51,300	39,117
MISC Bhd[a]	49,600	98,881
MMC Corp. Bhd	6,400	5,488
Parkson Holdings Bhd	49,180	44,278
Pavilion Real Estate Investment Trust Bhd	7,400	3,082
Petronas Chemicals Group Bhd	87,600	180,538
Petronas Dagangan Bhd	8,700	80,726
Petronas Gas Bhd	20,900	150,406
PPB Group Bhd	16,600	83,674
Public Bank Bhd	33,700	207,845
RHB Capital Bhd	26,300	66,767

Security	Shares	Value

Sapurakencana Petroleum Bhd[a]	119,500	$157,723
Sime Darby Bhd	101,300	292,841
Sunway Real Estate Investment Trust Bhd	63,100	26,280
TAN Chong Motor Holdings Bhd	2,000	3,491
Telekom Malaysia Bhd	37,200	70,629
Tenaga Nasional Bhd	96,200	350,568
TIME dotCom Bhd[a]	6,000	7,331
Top Glove Corp. Bhd	5,600	8,232
UEM Sunrise Bhd	54,300	38,245
UMW Holdings Bhd	13,900	45,801
WCT Holdings Bhd	36,470	25,129
YTL Corp. Bhd	222,000	109,453
YTL Power International Bhd[a]	130,200	62,598

		5,576,016
MEXICO — 0.98%
Alfa SAB de CV Series A	95,000	250,038
Alsea SAB de CV	19,500	67,324
America Movil SAB de CV Series L	1,100,200	1,106,168
Arca Continental SAB de CV	10,200	64,961
Bolsa Mexicana de Valores SAB de CV	26,500	54,340
Cemex SAB de CV CPO[a]	371,009	474,214
Coca-Cola FEMSA SAB de CV Series L	12,800	142,913
Compartamos SAB de CV	42,700	74,771
Concentradora Fibra Hotelera Mexicana SAB de CV	6,200	10,340
Controladora Comercial Mexicana SAB de CV BC Units	8,700	32,343
Corporacion Inmobiliaria Vesta SAB de CV	31,900	64,536
El Puerto de Liverpool SAB de CV Series C1	7,500	77,200
Empresas ICA SAB de CVa	23,700	42,551
Fibra Uno Administracion SAB de CV	40,400	131,920
Fomento Economico Mexicano SAB de CV BD Units	58,700	535,426
Genomma Lab Internacional SAB de CV Series Ba,b	37,300	94,497
Grupo Aeroportuario del Pacifico SAB de CV Series B	14,800	88,965
Grupo Aeroportuario del Sureste SAB de CV Series B	6,700	81,942
Grupo Bimbo SAB de CV Series A	53,800	148,547
Grupo Carso SAB de CV Series A1	19,700	100,088
Grupo Comercial Chedraui SAB de CV	10,900	33,186
Grupo Financiero Banorte SAB de CV Series O	76,300	505,577
Grupo Financiero Inbursa SAB de CV Series O	75,800	193,771
Grupo Financiero Santander Mexico SAB de CV Series B	54,700	130,011
Grupo Herdez SAB de CV	24,300	72,182
Grupo Mexico SAB de CV Series B	122,700	368,316
Grupo Simec SAB de CV Series Ba	5,700	21,474
Grupo Televisa SAB de CV CPO	82,900	543,546
Industrias CH SAB de CV Series Ba	5,100	27,236
Industrias Penoles SAB de CV	3,575	83,176
Kimberly-Clark de Mexico SAB de CV Series A	41,400	107,572
Macquarie Mexico Real Estate Management SA de CV	17,600	33,401
Mexichem SAB de CV	36,200	134,661
Minera Frisco SAB de CV Series A1[a]	18,600	33,721
OHL Mexico SAB de CVa	25,900	68,722
Promotora y Operadora Infraestructura SAB de CVa	7,800	108,970
TV Azteca SAB de CV CPO[b]	53,200	29,183
Wal-Mart de Mexico SAB de CV Series V	159,100	402,096

		6,539,885
NETHERLANDS — 1.83%
Aalberts Industries NV	4,115	136,850
AEGON NV	57,289	519,101
Akzo Nobel NV	7,510	577,816
Arcadis NV	2,108	74,766

43

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

ASM International NV	1,744	$76,159
ASML Holding NV	11,305	931,562
BinckBank NV	1,931	21,800
Brunel International NV	1,319	89,349
Corbion NV	1,728	39,988
Corio NV	1,416	66,234
Delta Lloyd NV	6,920	181,872
Eurocommercial Properties NV	1,075	49,322
Fugro NV CVA	1,932	127,820
Gemalto NVb	2,637	295,066
Heineken Holding NV	2,935	187,198
Heineken NV	6,984	484,183
ING Groep NV CVA[a]	120,457	1,709,445
Koninklijke Ahold NV	28,057	540,938
Koninklijke BAM Groep NV	7,965	43,082
Koninklijke DSM NV	5,014	359,287
Koninklijke KPN NVa	102,950	365,713
Koninklijke Philips NV	29,403	940,738
Koninklijke Ten Cate NV	1,392	41,410
Koninklijke Vopak NV	2,408	119,813
Nieuwe Steen Investments NV	11,946	72,284
Nutreco NV	2,173	100,814
OCI NVa	2,747	117,408
PostNL NVa	13,146	57,636
Randstad Holding NV	4,128	239,851
Reed Elsevier NV	22,051	449,602
Royal Boskalis Westminster NV CVA	2,264	128,171
Royal Imtech NVa,b	18,494	36,131
SBM Offshore NVa	6,087	111,112
TKH Group NV	1,423	49,524
TNT Express NV	12,450	112,034
TomTom NVa	4,501	31,972
Unilever NV CVA	49,919	2,137,710
USG People NV	2,060	35,489
VastNed Retail NV	895	46,002
Wereldhave NV	989	83,059
Wolters Kluwer NV	10,216	284,291
Ziggo NV	4,872	211,305

		12,283,907
NEW ZEALAND — 0.19%
Air New Zealand Ltd.	15,950	28,776
Auckland International Airport Ltd.	25,203	85,958
Chorus Ltd.	13,296	20,218
Contact Energy Ltd.	14,961	73,133
Fisher & Paykel Healthcare Corp. Ltd.	21,034	73,908
Fletcher Building Ltd.	20,418	172,780
Freightways Ltd.	6,763	29,050
Goodman Property Trust	27,245	23,289
Infratil Ltd.	12,837	25,365
Kiwi Income Property Trust	20,784	20,534
Mainfreight Ltd.	2,371	27,295
Mighty River Power Ltd.	41,168	82,229
Nuplex Industries Ltd.	8,997	27,053
Precinct Properties New Zealand Ltd.	30,073	26,352
Ryman Healthcare Ltd.	12,315	91,515
Sky Network Television Ltd.	19,350	111,212
SKYCITY Entertainment Group Ltd.	23,110	83,982
Telecom Corp. of New Zealand Ltd.	77,626	184,727
Trade Me Group Ltd.	10,630	36,072
Xero Ltd.[a]	1,894	51,499

		1,274,947

Security	Shares	Value

NORWAY — 0.73%
Aker ASA Class A	1,125	$37,965
Aker Solutions ASA	4,392	70,163
Atea ASA	4,952	56,744
Austevoll Seafood ASA	4,895	31,559
Cermaq ASA	2,621	30,914
Det norske oljeselskap ASA[a]	1,431	15,605
DNB ASA	29,503	520,603
DNO International ASA[a]	22,829	78,996
Fred Olsen Energy ASA	709	22,510
Gjensidige Forsikring ASA	6,424	118,210
Kvaerner ASA	10,034	20,048
Leroey Seafood Group ASA	808	28,488
Marine Harvest ASA	11,215	137,078
Norsk Hydro ASA	38,487	205,549
Norwegian Air Shuttle ASa,b	612	24,249
Norwegian Property ASA[a]	18,764	23,785
Opera Software ASA	3,633	46,784
Orkla ASA	25,254	208,143
Petroleum Geo-Services ASA	12,214	146,931
Polarcus Ltd.[a]	39,595	28,652
Prosafe SE	6,840	60,062
REC Silicon ASA[a]	312,303	173,452
Schibsted ASA	2,204	126,332
Seadrill Ltd.	12,078	420,776
SpareBank 1 SMN	3,674	32,539
Statoil ASA	34,569	1,047,035
Stolt-Nielsen Ltd.	365	9,836
Storebrand ASA[a]	14,050	78,599
Subsea 7 SA	7,236	144,450
Telenor ASA	21,511	503,817
TGS-NOPEC Geophysical Co. ASA	3,488	120,052
Tomra Systems ASA	4,579	42,476
Yara International ASA	5,330	251,104

		4,863,506
PERU — 0.10%
Compania de Minas Buenaventura SA SP ADR	5,960	77,480
Credicorp Ltd.	2,103	313,873
Southern Copper Corp.	8,246	248,534

		639,887
PHILIPPINES — 0.20%
Aboitiz Equity Ventures Inc.	75,760	96,187
Aboitiz Power Corp.	58,400	47,815
Alliance Global Group Inc.	127,500	89,090
Ayala Corp.	4,770	66,767
Ayala Land Inc.	195,900	132,270
Bank of the Philippine Islands	22,327	45,475
BDO Unibank Inc.	42,580	84,291
Belle Corp.[a]	220,500	29,529
DMCI Holdings Inc.	30,000	48,318
Energy Development Corp.	208,300	26,119
First Gen Corp.	45,400	19,350
First Philippine Holdings Corp.	10,540	16,786
Globe Telecom Inc.	770	28,620
International Container Terminal Services Inc.	49,720	120,564
JG Summit Holdings Inc.	77,002	87,400
Jollibee Foods Corp.	12,250	47,263
Manila Water Co. Inc.	44,900	26,841

44

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Metropolitan Bank & Trust Co.	2,279	$4,330
Philippine Long Distance Telephone Co.	1,315	84,953
Philippine National Bank[a]	9,155	17,887
SM Investments Corp.	4,040	65,702
SM Prime Holdings Inc.	140,400	51,398
Universal Robina Corp.	28,980	94,910

		1,331,865
POLAND — 0.36%
Alior Bank SAa	1,197	31,558
Asseco Poland SA	3,056	45,423
Bank Handlowy w Warszawie SA	1,070	39,760
Bank Millennium SAa	15,121	44,401
Bank Pekao SA	4,095	262,197
Bank Zachodni WBK SA	859	105,405
Cyfrowy Polsat SAa	5,957	40,434
ENEA SA	6,935	35,001
Eurocash SA	2,827	37,304
Getin Noble Bank SAa	69,257	84,182
Globe Trade Centre SAa	8,730	21,799
Grupa Azoty SA	1,392	27,564
Grupa Lotos SAa	2,947	37,962
Jastrzebska Spolka Weglowa SA	1,242	17,066
Kernel Holding SAa	3,777	34,969
KGHM Polska Miedz SA	4,667	168,718
Lubelski Wegiel Bogdanka SA	1,322	54,036
mBank SA	519	84,856
Netia SAa	13,495	24,115
Orange Polska SA	27,015	92,264
Polska Grupa Energetyczna SA	22,806	158,189
Polski Koncern Naftowy Orlen SA	9,658	144,509
Polskie Gornictwo Naftowe i Gazownictwo SA	59,932	93,237
Powszechna Kasa Oszczednosci Bank Polski SA	26,904	368,785
Powszechny Zaklad Ubezpieczen SA	1,840	260,847
Synthos SA	17,220	27,074
Tauron Polska Energia SA	33,447	59,104
TVN SA	5,996	32,619

		2,433,378
PORTUGAL — 0.18%
Banco BPI SAa,e	10,674	27,365
Banco Comercial Portugues SA Registered[a]	783,732	237,984
Banco Espirito Santo SA Registered[a]	57,020	100,882
Energias de Portugal SA	63,290	307,141
Galp Energia SGPS SA Class B	12,050	208,598
Jeronimo Martins SGPS SA	7,088	123,880
Portucel SA	1,477	6,994
Portugal Telecom SGPS SA Registered[b]	21,337	88,754
Sonae SGPS SA	29,267	54,946
ZON OPTIMUS SGPS SA	5,951	42,899

		1,199,443
RUSSIA — 0.19%
LSR Group OJSC SP GDR[a]	28,059	83,896
Magnit OJSC SP GDR	6,805	320,175
Mechel OAO SP ADR[a]	32,429	65,507
MegaFon OAO SP GDR[e]	2,040	53,040
Mobile TeleSystems OJSC SP ADR	18,895	316,680
NovaTek OAO SP GDR[e]	2,424	250,399
Pharmstandard GDR[a,e]	6,016	46,654

Security	Shares	Value

Sistema JSFC SP GDR[e]	6,967	$165,815

		1,302,166
SINGAPORE — 1.20%
AIMS AMP Capital Industrial REIT	149,225	168,203
ARA Asset Management Ltd.	22,300	32,419
Ascendas India Trust	60,000	36,564
Ascendas REIT	59,000	107,627
Ascott Residence Trust	17,800	17,015
Biosensors International Group Ltd.	32,000	24,216
Cache Logistics Trust	63,000	57,713
Cambridge Industrial Trust	74,000	43,621
CapitaCommercial Trust	43,000	54,805
CapitaLand Ltd.	69,000	175,887
CapitaMall Trust Management Ltd.	69,000	109,655
CapitaMalls Asia Ltd.	24,000	42,251
CapitaRetail China Trust	22,240	26,220
CDL Hospitality Trusts	19,000	27,168
City Developments Ltd.	15,000	129,406
ComfortDelGro Corp. Ltd.	68,000	114,836
COSCO Corp. (Singapore) Ltd.[b]	5,000	2,868
DBS Group Holdings Ltd.	53,000	715,195
Ezion Holdings Ltd.	34,800	62,927
Ezra Holdings Ltd.	62,000	51,858
First REIT	51,000	47,126
First Resources Ltd.	29,000	59,370
Frasers Centrepoint Trust	12,000	17,159
Frasers Commercial Trust	46,000	46,537
Genting Singapore PLC	196,000	206,875
Global Logistic Properties Ltd.	101,000	229,299
Golden Agri-Resources Ltd.	191,000	92,811
Hutchison Port Holdings Trust	121,000	82,280
Hyflux Ltd.	32,000	30,589
Indofood Agri Resources Ltd.	20,000	16,967
Jardine Cycle & Carriage Ltd.[b]	4,000	149,472
Keppel Corp. Ltd.	52,000	436,181
Keppel Infrastructure Trust	85,000	71,096
Keppel Land Ltd.	18,000	49,612
Keppel REIT Management Ltd.	37,160	35,818
Lippo Malls Indonesia Retail Trust	175,000	56,458
M1 Ltd.	10,000	26,765
Mapletree Commercial Trust	35,000	35,269
Mapletree Industrial Trust	15,000	17,206
Mapletree Logistics Trust	45,000	39,431
Midas Holdings Ltd.[b]	111,000	41,558
Neptune Orient Lines Ltd.[a]	4,000	3,234
Noble Group Ltd.	159,000	162,755
Olam International Ltd.	52,000	92,373
OUE Hospitality Trust	92,166	63,874
OUE Ltd.	1,000	1,808
Oversea-Chinese Banking Corp. Ltd.[b]	78,000	599,594
Parkway Life REIT	15,000	29,992
Perennial China Retail Trust	125,000	55,263
Raffles Medical Group Ltd.	4,000	11,566
Sabana Shari’ah Compliant Industrial REIT[b]	82,065	67,007
SATS Ltd.	25,000	63,130
SembCorp Industries Ltd.	27,000	115,498
SembCorp Marine Ltd.[b]	18,000	58,358
Singapore Airlines Ltd.	14,000	115,761
Singapore Exchange Ltd.	26,000	143,323
Singapore Post Ltd.	45,000	50,723
Singapore Press Holdings Ltd.[b]	41,000	136,846

45

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Singapore Technologies Engineering Ltd.	52,000	$158,235
Singapore Telecommunications Ltd.	238,000	726,124
SMRT Corp. Ltd.	96,000	93,297
Starhill Global REIT	119,000	76,783
StarHub Ltd.	20,000	66,117
Suntec REIT	106,000	144,812
Super Group Ltd.	8,000	22,305
Tiger Airways Holdings Ltd.[a]	104,400	36,592
United Engineers Ltd.	15,000	25,810
United Overseas Bank Ltd.[b]	39,000	676,019
UOL Group Ltd.	20,000	102,282
Vard Holdings Ltd.[a]	29,000	22,293
Venture Corp. Ltd.	10,000	61,098
Wheelock Properties (Singapore) Ltd.	1,000	1,498
Wilmar International Ltd.	57,000	154,379
Wing Tai Holdings Ltd.	16,000	25,491
Yangzijiang Shipbuilding	60,000	52,575
Yanlord Land Group Ltd.	9,000	8,281

		8,013,429
SOUTH AFRICA — 1.57%
Acucap Properties Ltd.	5,738	25,799
Adcock Ingram Holdings Ltd.	3,405	19,723
Aeci Ltd.	4,856	54,180
African Bank Investments Ltd.	62,203	73,655
African Rainbow Minerals Ltd.	3,277	61,522
Anglo American Platinum Ltd.[a]	2,075	98,517
AngloGold Ashanti Ltd.[a]	13,231	238,547
ArcelorMittal South Africa Ltd.[a]	6,599	23,185
Aspen Pharmacare Holdings Ltd.	11,305	300,543
Assore Ltd.	1,162	44,861
Aveng Ltd.[a]	15,158	32,529
AVI Ltd.	7,855	43,269
Barclays Africa Group Ltd.	11,634	170,127
Barloworld Ltd.	6,599	71,817
Bidvest Group Ltd.	9,710	266,005
Brait SEa	10,399	55,959
Capital Property Fund	37,032	37,274
Clicks Group Ltd.	10,602	64,582
Coronation Fund Managers Ltd.	11,529	111,106
DataTec Ltd.	7,059	35,452
Discovery Ltd.	8,045	69,670
Emira Property Fund	19,637	26,944
Exxaro Resources Ltd.	4,489	61,117
FirstRand Ltd.	102,474	376,183
Foschini Group Ltd. (The)	4,692	48,341
Fountainhead Property Trust	11,601	8,758
Gold Fields Ltd.	23,407	98,041
Grindrod Ltd.	13,942	32,965
Growthpoint Properties Ltd.	61,087	140,955
Hyprop Investments Ltd.	5,476	40,886
Illovo Sugar Ltd.	9,160	25,224
Impala Platinum Holdings Ltd.	14,869	167,170
Imperial Holdings Ltd.	6,544	121,756
Investec Ltd.	8,760	76,868
JSE Ltd.	4,184	38,339
Kumba Iron Ore Ltd.	2,292	81,428
Lewis Group Ltd.	4,595	27,227
Liberty Holdings Ltd.	3,532	42,269
Life Healthcare Group Holdings Ltd.	25,887	102,676
Massmart Holdings Ltd.	2,924	38,663
Mediclinic International Ltd.	8,963	62,555

Security	Shares	Value

MMI Holdings Ltd.	51,767	$129,772
Mondi Ltd.	3,884	64,542
Mr. Price Group Ltd.	8,540	128,370
MTN Group Ltd.	52,755	1,056,037
Murray & Roberts Holdings Ltd.[a]	17,597	41,105
Nampak Ltd.	16,328	60,778
Naspers Ltd. Class N	12,524	1,179,720
Nedbank Group Ltd.	8,031	171,698
Netcare Ltd.	29,399	71,186
Northam Platinum Ltd.[a]	4,514	17,574
Omnia Holdings Ltd.	2,185	46,890
Pick n Pay Holdings Ltd.	10,533	25,504
Pick n Pay Stores Ltd.	7,226	41,162
PPC Ltd.	14,019	40,735
Rand Merchant Insurance Holdings Ltd.	20,158	57,424
Redefine Properties Ltd.	85,511	80,711
Remgro Ltd.	15,003	301,523
Resilient Property Income Fund Ltd.	6,993	38,239
Reunert Ltd.	5,530	36,232
RMB Holdings Ltd.	25,877	123,867
Sanlam Ltd.	59,362	317,070
Sappi Ltd.[a]	17,812	56,339
Sasol Ltd.	17,517	981,859
Shoprite Holdings Ltd.	14,220	237,231
Sibanye Gold Ltd.	25,828	66,709
SPAR Group Ltd. (The)	5,428	63,655
Standard Bank Group Ltd.	39,723	520,831
Steinhoff International Holdings Ltd.	59,452	308,292
Sun International Ltd.	4,649	45,911
Super Group Ltd.[a]	7,519	20,227
Telkom SA SOC Ltd.[a]	16,457	58,757
Tiger Brands Ltd.	4,894	130,650
Tongaat Hulett Ltd.	4,454	52,867
Truworths International Ltd.	12,696	101,690
Vodacom Group Ltd.	12,725	151,584
Wilson Bayly Holmes-Ovcon Ltd.	1,881	24,288
Woolworths Holdings Ltd.	25,533	173,353

		10,541,069
SOUTH KOREA — 3.17%
3S Korea Co. Ltd.[a]	1,629	8,813
Able C&C Co. Ltd.	173	4,956
AmorePacific Corp.	109	140,825
AmorePacific Group	158	81,653
Asiana Airlines Inc.[a]	6,260	29,837
Binggrae Co. Ltd.	52	4,730
BS Financial Group Inc.	4,070	62,234
Capro Corp.[a]	8,250	37,046
Celltrion Inc.[a]	2,417	112,511
Chabio & Diostech Co. Ltd.[a]	4,087	64,076
Cheil Industries Inc.	1,480	94,389
Cheil Worldwide Inc.[a]	2,240	54,412
CJ CGV Co. Ltd.	240	11,160
CJ CheilJedang Corp.	242	72,602
CJ Corp.	438	52,986
CJ E&M Corp.[a]	1,288	62,823
CJ O Shopping Co. Ltd.	383	135,216
Com2uS Corp.[a]	170	6,202
Cosmax BTI Inc.	1,829	74,608
Cosmax Inc.[a]	178	11,972
Coway Co. Ltd.	1,830	144,339
Daelim Industrial Co. Ltd.	702	57,136

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Daesang Corp.	840	$33,168
Daewoo Engineering & Construction Co. Ltd.[a]	6,870	56,912
Daewoo International Corp.	1,700	59,639
Daewoo Securities Co. Ltd.[a]	3,240	26,527
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,840	82,179
Daishin Securities Co. Ltd.	1,060	9,571
Daou Technology Inc.	500	6,968
Daum Communications Corp.	303	21,963
Dong-A Socio Holdings Co. Ltd.	287	36,108
Dong-A ST Co. Ltd.	169	17,337
Dongbu Insurance Co. Ltd.	1,078	59,466
Dongkuk Steel Mill Co. Ltd.	740	7,090
Dongsuh Companies Inc.	804	12,294
Dongwon Industries Co. Ltd.	47	14,760
Doosan Corp.	316	40,674
Doosan Heavy Industries & Construction Co. Ltd.	2,272	76,518
Doosan Infracore Co. Ltd.[a]	3,780	45,544
E-Mart Co. Ltd.	740	169,012
Fila Korea Ltd.	457	39,760
Gamevil Inc.[a]	241	16,303
GemVax & Kael Co. Ltd.[a]	1,201	22,316
Grand Korea Leisure Co. Ltd.	930	38,746
Green Cross Corp.	227	28,010
Green Cross Holdings Corp.	2,220	30,508
GS Engineering & Construction Corp.[a]	1,032	36,254
GS Holdings Corp.	1,398	65,077
Halla Visteon Climate Control Corp.	1,080	45,048
Hana Financial Group Inc.	8,634	303,732
Hana Tour Service Inc.	690	44,206
Handsome Co. Ltd.	100	2,526
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,923	22,611
Hanjin Kal Corp.[a]	482	10,309
Hanjin Shipping Co. Ltd.[a]	2,820	16,511
Hankook Tire Co. Ltd.	2,209	127,627
Hanmi Pharm Co. Ltd.[a]	408	46,000
Hansol Paper Co.	2,370	26,033
Hanwha Chemical Corp.	1,680	29,672
Hanwha Corp.	1,000	29,082
Hanwha Life Insurance Co. Ltd.	3,780	24,583
Hotel Shilla Co. Ltd.	1,077	90,575
Huchems Fine Chemical Corp.	1,030	21,730
Hyosung Corp.	1,263	90,083
Hyundai Department Store Co. Ltd.	448	57,664
Hyundai Development Co. Engineering & Construction	2,510	71,780
Hyundai Engineering & Construction Co. Ltd.	2,801	151,259
Hyundai Glovis Co. Ltd.	485	114,292
Hyundai Greenfood Co. Ltd.	1,240	20,821
Hyundai Heavy Industries Co. Ltd.	1,309	245,129
Hyundai Home Shopping Network Corp.	186	27,901
Hyundai Hysco Co. Ltd.	1,047	55,831
Hyundai Marine & Fire Insurance Co. Ltd.	1,960	57,474
Hyundai Merchant Marine Co. Ltd.[a]	1,954	19,572
Hyundai Mipo Dockyard Co. Ltd.	566	76,960
Hyundai Mobis Co. Ltd.	2,145	612,383
Hyundai Motor Co.	4,756	1,058,628
Hyundai Securities Co. Ltd.[a]	4,750	31,903
Hyundai Steel Co.	2,433	158,935
Hyundai Wia Corp.	396	65,150
iMarketKorea Inc.	480	14,470
Industrial Bank of Korea	7,910	97,220
Interflex Co. Ltd.[a]	719	14,960
JB Financial Group Co. Ltd.	16,037	118,109
Kangwon Land Inc.	3,320	95,908

Security	Shares	Value

KB Financial Group Inc.	9,972	$339,702
KCC Corp.	166	82,574
KEPCO Plant Service & Engineering Co. Ltd.	558	36,289
Kia Motors Corp.	8,491	470,855
KIWOOM Securities Co. Ltd.	121	5,937
Kolon Industries Inc.	767	50,921
Korea Aerospace Industries Ltd.	2,930	93,432
Korea Electric Power Corp.	8,050	307,728
Korea Gas Corp.[a]	1,116	66,746
Korea Investment Holdings Co. Ltd.	2,140	78,389
Korea Zinc Co. Ltd.	273	89,961
Korean Air Lines Co. Ltd.[a]	2,348	75,669
Korean Reinsurance Co.	4,923	48,596
KT Corp.	2,850	90,467
KT Skylife Co. Ltd.	250	5,855
KT&G Corp.	3,446	276,134
Kumho Petro Chemical Co. Ltd.	216	18,249
Kumho Tire Co. Inc.[a]	5,250	66,051
LF Corp.	740	19,193
LG Chem Ltd.	1,673	425,819
LG Corp.	3,378	187,975
LG Display Co. Ltd.[a]	7,250	192,599
LG Electronics Inc.	3,256	216,478
LG Hausys Ltd.	310	54,602
LG Household & Health Care Ltd.	269	122,876
LG Innotek Co. Ltd.[a]	274	30,229
LG International Corp.	630	18,626
LG Life Sciences Ltd.[a]	2,520	87,187
LG Uplus Corp.	5,310	52,160
LIG Insurance Co. Ltd.	1,110	32,495
Lock & Lock Co. Ltd.	1,040	15,751
Lotte Chemical Corp.	574	90,547
Lotte Chilsung Beverage Co. Ltd.	7	10,588
Lotte Confectionery Co. Ltd.	11	18,843
Lotte Food Co. Ltd.	35	26,217
Lotte Shopping Co. Ltd.	399	123,565
LS Corp.	635	49,716
LS Industrial Systems Co. Ltd.	1,019	65,087
Mando Corp.	993	119,164
Medipost Co. Ltd.[a]	227	15,158
Medy-Tox Inc.	280	41,351
MegaStudy Co. Ltd.	476	32,154
Meritz Fire & Marine Insurance Co. Ltd.	3,310	41,163
Mirae Asset Securities Co. Ltd.	510	20,878
Namyang Dairy Products Co. Ltd.	4	3,546
NAVER Corp.	879	627,796
NCsoft Corp.	530	105,149
Nexen Tire Corp.	1,030	14,105
NHN Entertainment Corp.[a]	365	29,778
NongShim Co. Ltd.	226	67,255
OCI Co. Ltd.[a]	572	100,195
ORION Corp.	94	71,685
Paradise Co. Ltd.	1,252	46,527
Partron Co. Ltd.	1,874	25,390
Poongsan Corp.	1,630	40,068
POSCO	2,051	610,358
S-Oil Corp.	1,676	97,968
S.M. Entertainment Co.[a]	610	28,779
S1 Corp.	583	44,291
Samsung C&T Corp.	4,452	279,192
Samsung Card Co. Ltd.	640	23,196
Samsung Electro-Mechanics Co. Ltd.	2,222	142,356
Samsung Electronics Co. Ltd.	3,425	4,451,539

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Samsung Engineering Co. Ltd.[a]	1,063	$79,522
Samsung Fine Chemicals Co. Ltd.	2,064	82,296
Samsung Fire & Marine Insurance Co. Ltd.	1,164	275,990
Samsung Heavy Industries Co. Ltd.	5,070	138,366
Samsung Life Insurance Co. Ltd.	2,070	192,516
Samsung SDI Co. Ltd.	1,228	179,452
Samsung Securities Co. Ltd.	3,810	145,092
Samsung Techwin Co. Ltd.	1,166	65,336
SeAH Besteel Corp.	90	2,426
Seegene Inc.[a]	405	22,145
Seoul Semiconductor Co. Ltd.	810	32,492
SFA Engineering Corp.	400	17,226
Shinhan Financial Group Co. Ltd.	13,390	583,132
Shinsegae Co. Ltd.	206	44,657
SK Broadband Co. Ltd.[a]	1,972	8,168
SK C&C Co. Ltd.	757	103,664
SK Chemicals Co. Ltd.	309	17,972
SK Holdings Co. Ltd.	881	156,027
SK Hynix Inc.[a]	17,230	669,490
SK Innovation Co. Ltd.	1,985	226,681
SK Networks Co. Ltd.[a]	12,700	117,008
SK Telecom Co. Ltd.	249	51,448
SKC Co. Ltd.	480	15,864
Sung Kwang Bend Co. Ltd.	1,994	46,603
Sungwoo Hitech Co. Ltd.	1,071	17,257
Taekwang Industrial Co. Ltd.	3	3,864
TK Corp.[a]	189	3,722
TONGYANG Life Insurance Co.	300	2,918
TONGYANG Securities Inc.	12,470	27,696
ViroMed Co. Ltd.[a]	597	30,217
Woori Finance Holdings Co. Ltd.[a]	11,160	125,824
Woori Investment & Securities Co. Ltd.	5,060	42,701
YG Entertainment Inc.	137	8,194
Youngone Corp.	570	23,224
Youngone Holdings Co. Ltd.	197	14,032
Yuhan Corp.	270	47,426

		21,217,704
SPAIN — 2.46%
Abengoa SA Class B	17,530	78,047
Abertis Infraestructuras SA	10,975	246,598
Acciona SAb	2,552	207,001
Acerinox SAb	6,200	108,317
Actividades de Construcciones y Servicios SA	6,213	265,977
Almirall SA	2,967	49,655
Amadeus IT Holding SA Class A	12,105	502,770
Banco Bilbao Vizcaya Argentaria SA	184,525	2,263,020
Banco de Sabadell SA	111,619	379,175
Banco Popular Espanol SA	54,541	400,806
Banco Santander SA	359,712	3,574,601
Bankia SAa	127,056	258,793
Bankinter SA	24,048	183,824
Bolsas y Mercados Espanoles	298	12,972
CaixaBank SA	55,537	338,051
Construcciones y Auxiliar de Ferrocarriles SA	111	53,098
Corporacion Financiera Alba SA	1,559	96,084
Distribuidora Internacional de Alimentacion SA	17,490	156,126
Ebro Foods SA	4,828	111,125
Enagas SA	1,075	33,090
FAES FARMA SA	10,374	32,076
FAES FARMA SA New[a]	414	1,280
Ferrovial SA	11,723	260,072

Security	Shares	Value

Fomento de Construcciones y Contratas SAa,b	1,866	$41,047
Gamesa Corporacion Tecnologica SAa	6,506	64,508
Gas Natural SDG SA	11,103	318,135
Grifols SA	5,199	277,534
Grupo Catalana Occidente SA	1,615	63,080
Iberdrola SA	150,654	1,051,757
Indra Sistemas SAb	3,507	65,694
Industria de Diseno Textil SA	6,778	1,016,397
International Consolidated Airlines Group SAa	44,949	307,257
Jazztel PLC[a]	8,662	132,834
Mapfre SA	34,921	146,954
Mediaset Espana Comunicacion SAa	5,742	63,533
Obrascon Huarte Lain SA	1,500	69,393
Prosegur Compania de Seguridad SA	6,975	46,712
Red Electrica Corporacion SA	729	59,920
Repsol SA	27,777	747,175
Tecnicas Reunidas SAb	1,133	68,156
Telefonica SA	128,058	2,143,134
Viscofan SA	2,201	114,595
Zardoya Otis SA	5,102	89,418

		16,499,791
SWEDEN — 2.40%
AarhusKarlshamn AB	966	64,376
Active Biotech ABa	3,735	19,716
AF AB Class B	2,232	80,486
Alfa Laval AB	9,954	263,479
Assa Abloy AB Class B	10,201	538,781
Atlas Copco AB Class A	19,326	558,111
Atlas Copco AB Class B	13,612	368,869
Axfood AB	690	36,602
Axis Communications ABb	1,469	43,708
Betsson AB	1,252	45,435
Billerud AB	5,017	72,904
Boliden AB	7,739	117,328
Castellum AB	9,811	166,505
Clas Ohlson AB Class B	1,500	33,030
Electrolux AB Class B	7,441	205,752
Elekta AB Class B	10,236	142,932
Eniro ABa	3,239	25,646
Fabege AB	3,404	47,611
Getinge AB Class B	6,131	179,784
Hakon Invest AB	2,804	93,712
Hennes & Mauritz AB Class B	29,252	1,188,591
Hexagon AB Class B	7,980	253,718
Hexpol AB	756	71,228
Holmen AB Class B	1,798	63,236
Hufvudstaden AB Class A	2,302	33,557
Husqvarna AB Class B	15,789	130,830
Industrivarden AB Class C	3,541	73,897
Indutrade AB	721	31,199
Intrum Justitia AB	2,187	63,124
Investment AB Kinnevik Class B	6,712	235,341
Investor AB Class B	13,404	517,287
JM AB	2,241	75,653
Kungsleden AB	9,434	76,724
Lindab International ABa	2,454	30,501
Loomis AB Class B	2,227	60,315
Lundbergforetagen AB	1,139	53,045
Lundin Petroleum ABa	7,410	157,935
Meda AB Class A	6,751	120,581
Mekonomen AB	1,010	26,889

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Millicom International Cellular SA SDR	2,161	$213,218
Modern Times Group MTG AB Class B	1,703	75,443
NCC AB Class B	4,298	149,644
Nibe Industrier AB Class B	3,172	88,829
Nobia AB	4,370	39,563
Nordea Bank AB	92,489	1,333,355
Oriflame Cosmetics SA SDR[b]	3,037	77,266
Peab AB	9,763	75,280
Ratos AB Class B	9,326	94,521
Saab AB Class B	2,107	64,339
Sandvik AB	32,731	460,813
Scania AB Class B	10,000	302,291
Securitas AB Class B	11,430	137,594
Skandinaviska Enskilda Banken AB Class A	46,632	640,779
Skanska AB Class B	12,582	287,091
SKF AB Class B	12,843	331,081
SSAB AB Class Aa	6,457	55,931
Svenska Cellulosa AB Class B	18,084	505,316
Svenska Handelsbanken AB Class A	15,181	760,110
Swedbank AB Class A	27,761	735,676
Swedish Match AB	6,096	208,504
Swedish Orphan Biovitrum ABa	5,754	63,042
Tele2 AB Class B	8,318	105,939
Telefonaktiebolaget LM Ericsson Class B	96,236	1,159,221
TeliaSonera AB	72,922	527,705
Trelleborg AB Class B	9,235	196,408
Unibet Group PLC SDR	1,747	93,959
Volvo AB Class B	47,342	744,611
Wallenstam AB Class B	2,017	32,900
Wihlborgs Fastigheter AB	6,726	129,011

		16,057,858
SWITZERLAND — 6.20%
ABB Ltd. Registered	67,773	1,627,260
Actelion Ltd. Registered	3,653	358,682
Adecco SA Registered	3,913	326,880
Allreal Holding AG Registered	441	62,159
AMS AG	362	54,437
Aryzta AG	3,127	288,567
Baloise Holding AG Registered	1,540	187,154
Banque Cantonale Vaudoise Registered	32	18,972
Barry Callebaut AG Registered	82	111,295
Basilea Pharmaceutica AG Registered[a]	382	39,894
BKW AG	1,755	64,483
Bucher Industries AG Registered	384	124,736
Burckhardt Compression Holding AG	168	87,010
Clariant AG Registered	8,068	158,712
Compagnie Financiere Richemont SA Class A Bearer	16,190	1,642,077
Credit Suisse Group AG Registered	47,132	1,494,070
Dufry AG Registered[a]	806	133,105
EFG International AG	3,505	44,387
EMS-Chemie Holding AG Registered	222	86,422
Flughafen Zurich AG Registered	168	105,805
Forbo Holding AG Registered	66	68,253
Galenica Holding AG Registered	137	139,264
GAM Holding AG	4,996	90,790
Gategroup Holding AGa	1,422	44,253
Geberit AG Registered	1,231	410,077
Georg Fischer AG Registered	130	102,913
Givaudan SA Registered	286	450,545
Helvetia Holding AG Registered	219	108,822
Holcim Ltd. Registered	7,112	651,062

Security	Shares	Value

Huber & Suhner AG Registered	871	$47,881
Implenia AG Registered	665	48,717
Julius Baer Group Ltd.	6,453	301,597
Kaba Holding AG Class B Registered	190	91,445
Kudelski SA Bearer	2,642	45,461
Kuehne & Nagel International AG Registered	1,663	227,035
Kuoni Reisen Holding AG Class B Registered	178	78,593
Lindt & Spruengli AG Participation Certificates	29	140,973
Lindt & Spruengli AG Registered	4	233,199
Logitech International SA Registered	6,538	88,366
Lonza Group AG Registered	1,676	175,033
Meyer Burger Technology AGa	2,690	33,150
Mobimo Holding AG Registered	355	76,165
Nestle SA Registered	99,750	7,698,350
Nobel Biocare Holding AG Registered	4,188	58,269
Novartis AG Registered	71,319	6,180,521
OC Oerlikon Corp. AG Registered	5,091	80,952
Panalpina Welttransport Holding AG Registered	416	65,203
Pargesa Holding SA Bearer	1,177	106,678
Partners Group Holding AG	554	151,517
PSP Swiss Property AG Registered	1,093	104,899
Rieter Holding AG Registered	195	43,963
Roche Holding AG Genusschein	21,907	6,419,451
Schindler Holding AG Participation Certificates	1,218	188,417
Schindler Holding AG Registered	908	138,399
Schweiter Technologies AG Bearer	86	64,955
Schweizerische National-Versicherungs-Gesellschaft AG Registered	722	49,981
SGS SA Registered	169	421,324
Sika AG Bearer	70	282,958
Sonova Holding AG Registered	1,705	245,937
St Galler Kantonalbank AG Registered	204	87,583
Straumann Holding AG Registered	238	52,739
Sulzer AG Registered	805	123,797
Swatch Group AG (The) Bearer	917	587,934
Swatch Group AG (The) Registered	1,551	186,730
Swiss Life Holding AG Registered	1,114	273,550
Swiss Prime Site AG Registered	1,173	98,522
Swiss Re AG	10,898	951,231
Swisscom AG Registered	674	409,552
Syngenta AG Registered	2,885	1,142,269
Tecan AG Registered	588	73,329
Temenos Group AG Registered[a]	3,112	111,339
Transocean Ltd.	9,745	415,390
UBS AG Registered	113,794	2,378,113
Valiant Holding AG Registered	1,437	159,050
Valora Holding AG Registered	217	61,247
Vontobel Holding AG Registered	1,141	44,645
Zehnder Group AG Bearer	2,445	106,636
Zurich Insurance Group AG	4,488	1,285,053

		41,520,184
TAIWAN — 2.66%
A.G.V. Products Corp.[a]	248,000	78,101
Acer Inc.[a]	72,000	44,467
Advanced Semiconductor Engineering Inc.	223,000	258,461
Advantech Co. Ltd.	10,000	64,574
ALI Corp.	32,000	33,221
AmTRAN Technology Co. Ltd.	86,000	59,520
Asia Cement Corp.	50,480	66,364
ASUSTeK Computer Inc.	24,000	247,963
AU Optronics Corp.[a]	253,000	95,510
BES Engineering Corp.	95,000	24,916

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Capital Securities Corp.	85,000	$29,133
Career Technology (MFG.) Co. Ltd.	29,000	40,862
Catcher Technology Co. Ltd.	22,000	185,410
Cathay Financial Holding Co. Ltd.	251,838	355,265
Chailease Holding Co. Ltd.	34,500	81,914
Chang Hwa Commercial Bank Ltd.	163,400	94,962
Cheng Loong Corp.	74,000	32,101
Cheng Shin Rubber Industry Co. Ltd.	46,500	133,350
Cheng Uei Precision Industry Co. Ltd.	20,000	40,201
Chicony Electronics Co. Ltd.	21,050	54,720
Chin-Poon Industrial Co. Ltd.	17,000	31,863
China Airlines Ltd.[a]	73,000	24,416
China Bills Finance Corp.	249,000	96,473
China Development Financial Holding Corp.	536,000	153,533
China Life Insurance Co. Ltd.	69,520	60,776
China Man-Made Fibers Corp.[a]	64,000	21,617
China Motor Co. Ltd.	3,000	2,712
China Petrochemical Development Corp.	47,050	18,541
China Steel Chemical Corp.	16,000	92,192
China Steel Corp.	375,760	315,435
China Synthetic Rubber Corp.	62,000	59,335
Chipbond Technology Corp.	15,000	25,631
Chroma ATE Inc.	15,000	38,595
Chunghwa Telecom Co. Ltd.	116,000	361,852
Clevo Co.	20,241	37,200
CMC Magnetics Corp.[a]	210,000	32,337
Compal Electronics Inc.	181,000	129,166
Compeq Manufacturing Co. Ltd.	64,000	41,857
Coretronic Corp.	35,000	41,725
CTBC Financial Holding Co. Ltd.	421,690	250,657
CTCI Corp.	18,000	28,730
Delta Electronics Inc.	62,000	379,826
Dynapack International Technology Corp.	9,000	23,425
E Ink Holdings Inc.[a]	36,000	23,902
E.Sun Financial Holding Co. Ltd.	136,900	82,735
Eclat Textile Co. Ltd.	6,020	65,786
Elan Microelectronics Corp.	17,000	31,413
Epistar Corp.	31,000	67,650
Eternal Chemical Co. Ltd.	27,000	28,164
EVA Airways Corp.[a]	50,000	25,333
Evergreen Marine Corp. Ltd.[a]	17,000	9,655
Everlight Electronics Co. Ltd.	20,000	46,758
Far Eastern Department Stores Ltd.	29,120	27,097
Far Eastern International Bank Ltd.	231,443	81,240
Far Eastern New Century Corp.	79,240	81,082
Far EasTone Telecommunications Co. Ltd.	51,000	110,282
Faraday Technology Corp.	37,000	50,296
Farglory Land Development Co. Ltd.	4,265	6,991
Feng Hsin Iron & Steel Co. Ltd.	20,000	33,512
First Financial Holding Co. Ltd.	172,755	101,257
FLEXium Interconnect Inc.	8,049	21,856
Formosa Chemicals & Fibre Corp.	96,660	233,664
Formosa Petrochemical Corp.	48,000	120,644
Formosa Plastics Corp.	119,040	306,686
Formosa Taffeta Co. Ltd.	31,000	32,388
Foxconn Technology Co. Ltd.	35,350	87,796
Fubon Financial Holding Co. Ltd.	201,000	259,587
G Tech Optoelectronics Corp.	13,000	14,830
Giant Manufacturing Co. Ltd.	11,000	85,966
Gigabyte Technology Co. Ltd.	21,000	32,754
Gloria Material Technology Corp.	65,200	52,790
Goldsun Development & Construction Co. Ltd.	174,000	61,365
Grand Pacific Petrochemical Corp.	50,000	31,790

Security	Shares	Value

Great Wall Enterprise Co. Ltd.	60,000	$62,090
HannStar Display Corp.[a]	91,000	31,491
Hermes Microvision Inc.	2,000	82,787
Hey Song Corp.	18,500	19,420
Highwealth Construction Corp.	22,600	50,367
Hiwin Technologies Corp.	5,030	47,805
Hon Hai Precision Industry Co. Ltd.	352,800	1,011,739
Hotai Motor Co. Ltd.	8,000	93,781
HTC Corp.	24,000	123,187
Hua Nan Financial Holdings Co. Ltd.	141,000	79,376
Huaku Development Co. Ltd.	12,000	29,366
Innolux Corp.[a]	195,000	67,157
Inventec Corp.	105,000	96,662
Kenda Rubber Industrial Co. Ltd.	17,080	39,592
Kerry TJ Logistics Co. Ltd.	16,000	19,233
King Yuan Electronics Co. Ltd.	49,000	37,320
King’s Town Bank	28,000	25,962
Kinsus Interconnect Technology Corp.	8,000	30,201
Largan Precision Co. Ltd.	5,000	312,107
LCY Chemical Corp.	6,000	6,169
Lite-On Technology Corp.	102,069	155,818
Macronix International Co. Ltd.[a]	196,000	46,147
Makalot Industrial Co. Ltd.	5,000	26,243
MediaTek Inc.	45,970	718,519
Mega Financial Holding Co. Ltd.	266,941	204,197
Merida Industry Co. Ltd.	6,000	40,135
Microbio Co. Ltd.[a]	120,689	123,095
MIN AIK Technology Co. Ltd.	5,000	26,989
Mitac Holdings Corp.[a]	25,500	20,604
Nan Kang Rubber Tire Co. Ltd.[a]	11,000	12,494
Nan Ya Plastics Corp.	159,300	348,690
Novatek Microelectronics Corp. Ltd.	17,000	78,532
Oriental Union Chemical Corp.	22,000	21,856
Pegatron Corp.	56,000	84,840
Pou Chen Corp.	61,000	77,568
Powertech Technology Inc.	19,000	30,735
President Chain Store Corp.	22,000	163,554
President Securities Corp.	16,000	8,769
Prince Housing & Development Corp.	54,875	25,350
Qisda Corp.[a]	136,000	44,045
Quanta Computer Inc.	90,000	246,771
Radiant Opto-Electronics Corp.	15,060	60,593
Radium Life Tech Co. Ltd.	18,357	14,377
Realtek Semiconductor Corp.	25,020	71,337
Richtek Technology Corp.	11,000	63,017
Ruentex Development Co. Ltd.	18,468	32,657
Ruentex Industries Ltd.	18,616	44,201
Sanyang Industry Co. Ltd.	18,000	16,481
Shin Kong Financial Holding Co. Ltd.	198,863	60,190
Shin Zu Shing Co. Ltd.	12,000	32,505
Shinkong Synthetic Fibers Corp.	207,000	66,560
Siliconware Precision Industries Co. Ltd.	131,000	191,958
Simplo Technology Co. Ltd.	11,000	57,189
Sinon Corp.	165,000	96,439
SinoPac Financial Holdings Co. Ltd.	180,991	80,612
Solar Applied Materials Technology Corp.	133,000	118,034
St.Shine Optical Co. Ltd.	3,000	63,481
Standard Foods Corp.	7,150	19,652
Synnex Technology International Corp.	40,000	62,190
Ta Chong Bank Ltd.[a]	55,520	18,477
Taichung Commercial Bank Co. Ltd.	66,797	22,230
Tainan Spinning Co. Ltd.	46,090	30,983
Taishin Financial Holdings Co. Ltd.	206,015	93,463

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Taiwan Business Bank Ltd.[a]	14,560	$4,243
Taiwan Cement Corp.	124,000	196,689
Taiwan Cooperative Financial Holding Co. Ltd.	122,320	65,012
Taiwan Fertilizer Co. Ltd.	23,000	45,698
Taiwan Glass Industry Corp.	9,000	8,226
Taiwan Hon Chuan Enterprise Co. Ltd.	12,000	24,717
Taiwan Mobile Co. Ltd.	51,000	164,494
Taiwan Secom Co. Ltd.	7,000	17,756
Taiwan Semiconductor Manufacturing Co. Ltd.	781,000	3,064,723
Tatung Co. Ltd.[a]	220,000	69,574
Teco Electric and Machinery Co. Ltd.	66,000	71,687
Tong Hsing Electronic Industries Ltd.	6,000	32,188
TPK Holding Co. Ltd.	8,000	60,931
Transcend Information Inc.	8,000	26,386
Tripod Technology Corp.	25,000	49,175
TSRC Corp.	51,000	74,816
TTY Biopharm Co. Ltd.	10,089	31,505
Tung Ho Steel Enterprise Corp.	91,000	77,596
TXC Corp.	29,000	41,822
U-Ming Marine Transport Corp.	8,000	13,458
Uni-President Enterprises Co.	127,680	216,056
Unimicron Technology Corp.	63,000	53,512
United Microelectronics Corp.	370,000	159,895
USI Corp.	33,000	20,872
Vanguard International Semiconductor Corp.	22,000	30,015
Walsin Lihwa Corp.[a]	188,000	61,633
Wan Hai Lines Ltd.	6,000	2,990
Waterland Financial Holdings Co. Ltd.	97,360	30,500
Wei Chuan Foods Corp.	6,000	8,911
Win Semiconductors Corp.	32,000	28,505
Winbond Electronics Corp.[a]	110,000	33,039
Wintek Corp.[a]	67,000	22,409
Wistron Corp.	62,800	52,406
Wistron NeWeb Corp.	13,119	30,584
WPG Holdings Co. Ltd.	48,000	58,971
Yageo Corp.[a]	89,400	42,483
Yang Ming Marine Transport Corp.[a]	8,000	3,272
YFY Inc.	9,000	3,964
Yuanta Financial Holding Co. Ltd.	238,000	118,614
Yulon Motor Co. Ltd.	30,000	46,592
Yungtay Engineering Co. Ltd.	8,000	23,578
Zhen Ding Technology Holding Ltd.	12,050	34,915

		17,815,979
THAILAND — 0.52%
Advanced Information Service PCL NVDR	35,500	265,482
Airports of Thailand PCL NVDR	13,800	83,158
Bangchak Petroleum PCL NVDR	21,500	21,261
Bangkok Bank PCL Foreign	22,700	132,580
Bangkok Bank PCL NVDR	24,300	141,550
Banpu PCL NVDR	34,000	31,520
BEC World PCL NVDR	32,100	54,310
BTS Group Holdings PCL NVDR	547,000	141,145
Bumrungrad Hospital PCL NVDR	18,700	56,632
Central Pattana PCL NVDR	82,700	115,642
Charoen Pokphand Foods PCL NVDR	121,000	100,958
CP All PCL NVDR	152,000	197,281
Delta Electronics (Thailand) PCL NVDR	25,500	44,917
Esso (Thailand) PCL NVDR[a]	116,500	22,501
Glow Energy PCL NVDR	24,000	57,664
Hemaraj Land and Development PCL NVDR	234,900	25,842
Indorama Ventures PCL NVDR	58,900	43,319

Security	Shares	Value

IRPC PCL NVDR	435,600	$49,537
Jasmine International PCL NVDR	91,500	23,469
Kasikornbank PCL Foreign	19,300	117,196
Kasikornbank PCL NVDR	46,200	273,402
Kiatnakin Bank PCL NVDR	21,700	28,835
Krung Thai Bank PCL NVDR	178,400	99,785
Pruksa Real Estate PCL NVDR	43,800	30,319
PTT Exploration & Production PCL NVDR	46,261	228,017
PTT Global Chemical PCL NVDR	43,400	93,546
PTT PCL NVDR	30,800	297,911
Siam Cement PCL (The) Foreign	9,700	130,692
Siam Cement PCL (The) NVDR	7,700	103,269
Siam Commercial Bank PCL NVDR	60,400	308,906
Thai Airways International PCL NVDR[a]	10,600	4,258
Thai Oil PCL NVDR	30,000	48,439
Thanachart Capital PCL NVDR	25,300	27,169
TISCO Financial Group PCL NVDR[b]	39,300	48,275
TTW PCL NVDR	124,400	38,442

		3,487,229
TURKEY — 0.35%
Akbank TAS	56,773	197,609
Anadolu Efes Biracilik ve Malt Sanayii AS	7,364	87,816
Arcelik AS	8,122	49,866
Asya Katilim Bankasi ASa,b	21,909	16,762
BIM Birlesik Magazalar AS	8,402	193,444
Coca-Cola Icecek AS	1,904	44,466
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	73,595	95,930
Enka Insaat ve Sanayi AS	17,134	51,789
Eregli Demir ve Celik Fabrikalari TAS	66,435	91,931
Ford Otomotiv Sanayi AS	2,917	32,857
Haci Omer Sabanci Holding AS	29,791	125,220
Ihlas Holding ASa	560,278	89,966
KOC Holding AS	26,621	118,559
Koza Altin Isletmeleri AS	1,139	11,323
Koza Anadolu Metal Madencilik Isletmeleri ASa	11,881	14,364
TAV Havalimanlari Holding AS	4,969	39,660
Turk Hava Yollari AO	18,144	57,841
Turk Telekomunikasyon AS	15,520	46,397
Turkcell Iletisim Hizmetleri ASa	23,590	137,035
Turkiye Garanti Bankasi AS	73,555	268,527
Turkiye Halk Bankasi AS	18,635	124,092
Turkiye Is Bankasi AS Class C	58,713	137,812
Turkiye Petrol Rafinerileri AS	4,878	109,429
Turkiye Sinai Kalkinma Bankasi AS	7,638	6,890
Turkiye Sise ve Cam Fabrikalari AS	14,381	17,930
Turkiye Vakiflar Bankasi TAO Class D	31,751	66,129
Ulker Biskuvi Sanayi AS	4,402	33,471
Yapi ve Kredi Bankasi AS	34,758	72,064
Yazicilar Holding AS	676	6,130

		2,345,309
UNITED ARAB EMIRATES — 0.00%
Abu Dhabi Commercial Bank PJSC	10	21
DP World Ltd.	10	185
Emaar Properties PJSC	10	30

		236
UNITED KINGDOM — 15.60%
3i Group PLC	32,774	210,183

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Abcam PLC	9,256	$61,735
Aberdeen Asset Management PLC	27,850	205,410
Admiral Group PLC	5,168	121,995
Afren PLC[a]	32,767	87,143
African Minerals Ltd.[a]	10,226	21,498
Aggreko PLC	8,840	235,395
Alent PLC	8,402	45,115
AMEC PLC	9,699	202,259
Amerisur Resources PLC[a,b]	34,627	33,766
Amlin PLC	25,901	195,802
Anglo American PLC	43,612	1,165,002
Anglo Pacific Group PLC	10,577	34,023
Antofagasta PLC	12,964	172,277
ARM Holdings PLC	43,761	658,753
Ashmore Group PLC	9,083	53,741
Ashtead Group PLC	16,278	240,367
ASOS PLC[a]	1,975	142,533
Associated British Foods PLC	10,724	537,989
AstraZeneca PLC	38,861	3,060,459
Avanti Communications Group PLC[a,b]	5,468	26,937
AVEVA Group PLC	3,056	108,777
Aviva PLC	92,346	819,417
AZ Electronic Materials SA	9,757	66,329
Babcock International Group PLC	12,113	244,214
BAE Systems PLC	97,202	656,522
Balfour Beatty PLC	19,241	91,068
Bank of Georgia Holdings PLC	1,675	73,621
Barclays PLC	476,408	2,028,795
Barratt Developments PLC	30,582	190,807
BBA Aviation PLC	12,703	66,494
Beazley PLC	16,764	69,408
Bellway PLC	4,828	117,312
Berendsen PLC	5,086	88,885
Berkeley Group Holdings PLC (The)	3,402	131,778
Betfair Group PLC	2,300	37,555
BG Group PLC	106,575	2,155,888
BHP Billiton PLC	64,076	2,076,273
Big Yellow Group PLC	4,121	35,767
Blinkx PLC[a,b]	13,855	20,061
Bodycote PLC	5,587	68,915
Booker Group PLC	53,012	131,585
Bovis Homes Group PLC	7,229	96,493
Bowleven PLC[a]	26,816	14,716
BP PLC	576,880	4,862,662
Brewin Dolphin Holdings PLC	10,419	56,825
British American Tobacco PLC	58,065	3,350,221
British Land Co. PLC	26,719	311,529
British Sky Broadcasting Group PLC	32,076	476,625
Britvic PLC	7,232	88,473
BT Group PLC	245,297	1,526,313
BTG PLC[a]	11,545	103,710
Bunzl PLC	10,492	297,811
Burberry Group PLC	14,131	354,334
Bwin.Party Digital Entertainment PLC	22,235	47,757
Cable & Wireless Communications PLC	77,657	69,235
Cairn Energy PLC[a]	17,101	53,218
Cape PLC	6,423	32,564
Capita PLC	19,953	365,554
Capital & Counties Properties PLC	21,679	122,154
Carillion PLC	11,973	74,763
Carnival PLC	5,950	237,709
Catlin Group Ltd.	10,979	97,976
Centamin PLC[a]	42,496	46,462

Security	Shares	Value

Centrica PLC	158,627	$883,904
Chemring Group PLC	8,836	33,421
Cineworld Group PLC	12,874	70,161
Close Brothers Group PLC	3,980	93,817
Cobham PLC	38,964	203,102
Coca-Cola HBC AG	5,516	139,524
COLT Group SAa	21,216	46,930
Compass Group PLC	53,885	857,103
Computacenter PLC	3,756	41,288
Croda International PLC	3,696	160,765
CSR PLC	4,716	45,749
Daily Mail & General Trust PLC Class A NVS	8,686	119,461
Dairy Crest Group PLC	6,932	54,066
Darty PLC	32,247	55,676
DCC PLC	2,425	124,193
De La Rue PLC	3,770	52,168
Debenhams PLC	40,316	54,597
Derwent London PLC	2,100	96,450
Devro PLC	11,938	42,634
Diageo PLC	76,990	2,362,777
Dialight PLC	2,054	33,191
Dignity PLC	2,259	54,585
Diploma PLC	4,206	46,767
Direct Line Insurance Group PLC	34,142	144,299
Dixons Retail PLC[a]	98,057	74,475
Domino’s Pizza Group PLC	3,913	33,962
Drax Group PLC	11,192	125,106
DS Smith PLC	30,908	164,398
Dunelm Group PLC	2,558	40,450
easyJet PLC	5,336	147,495
Electrocomponents PLC	14,871	72,946
Elementis PLC	14,913	69,828
EnQuest PLC[a]	29,395	68,149
Enterprise Inns PLC[a]	21,145	48,737
Essar Energy PLC[a]	20,985	23,812
Essentra PLC	6,219	84,009
esure Group PLC	13,575	57,649
Experian PLC	30,440	583,898
F&C Asset Management PLC	31,673	63,857
Faroe Petroleum PLC[a]	11,791	29,068
Fenner PLC	18,653	130,364
Ferrexpo PLC	9,601	23,604
Fidessa Group PLC	1,285	48,647
FirstGroup PLC[a]	36,312	79,219
Fresnillo PLC	6,968	100,186
G4S PLC	41,604	165,791
Galliford Try PLC	4,282	85,897
Genus PLC	3,252	55,680
GKN PLC	49,685	322,159
GlaxoSmithKline PLC	150,002	4,133,626
Glencore Xstrata PLC	327,404	1,760,789
Go-Ahead Group PLC (The)	2,734	91,083
Grafton Group PLC Units	6,569	64,445
Grainger PLC	13,978	50,391
Great Portland Estates PLC	12,023	127,290
Greencore Group PLC	13,446	59,281
Greene King PLC	9,238	138,908
Greggs PLC	4,858	43,886
Gulf Keystone Petroleum Ltd.[a,b]	26,233	41,749
Halfords Group PLC	9,109	68,092
Halma PLC	11,662	110,570
Hammerson PLC	20,699	199,397
Hansteen Holdings PLC	41,133	71,469

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Hargreaves Lansdown PLC	6,206	$122,606
Hays PLC	56,150	142,882
Henderson Group PLC	33,321	141,111
Heritage Oil PLC[a]	20,691	110,124
Highland Gold Mining Ltd.	16,091	16,710
Hikma Pharmaceuticals PLC	4,059	106,371
Hill & Smith Holdings PLC	5,616	52,962
Hiscox Ltd.	10,798	128,725
Hochschild Mining PLC	5,951	16,580
Home Retail Group PLC	22,896	78,869
Homeserve PLC	9,435	53,817
Howden Joinery Group PLC	23,746	130,393
HSBC Holdings PLC	578,443	5,900,426
Hunting PLC	4,400	62,892
ICAP PLC	16,511	115,450
IG Group Holdings PLC	10,468	112,418
Imagination Technologies Group PLC[a]	8,754	29,001
IMI PLC	8,484	214,885
Imperial Tobacco Group PLC	29,811	1,287,127
Inchcape PLC	11,032	119,406
Informa PLC	15,169	123,535
Inmarsat PLC	12,317	151,409
InterContinental Hotels Group PLC	8,374	285,344
Intermediate Capital Group PLC	11,057	82,821
International Personal Finance PLC	7,543	71,198
Interserve PLC	5,466	61,008
Intertek Group PLC	5,281	259,135
Intu Properties PLC	25,100	123,757
Investec PLC	18,632	164,069
ITE Group PLC	10,686	41,501
ITV PLC	125,555	385,851
J Sainsbury PLC	34,239	194,083
Jardine Lloyd Thompson Group PLC	4,892	87,064
JD Wetherspoon PLC	4,690	66,799
John Menzies PLC	4,259	46,313
John Wood Group PLC	10,684	141,347
Johnson Matthey PLC	6,320	349,283
Jupiter Fund Management PLC	13,725	89,967
Kcom Group PLC	45,983	73,064
Keller Group PLC	2,666	44,882
Kentz Corp. Ltd.	3,027	36,903
Kier Group PLC	6,857	192,549
Kingfisher PLC	74,535	526,204
Ladbrokes PLC	28,236	73,090
Laird PLC	12,533	58,747
Lancashire Holdings Ltd.	10,269	121,378
Land Securities Group PLC	22,498	403,443
Legal & General Group PLC	184,904	661,281
Lloyds Banking Group PLC[a]	1,556,897	1,981,138
London Stock Exchange Group PLC	4,716	144,293
LondonMetric Property PLC	21,365	49,893
Lonmin PLC[a]	9,637	46,133
Majestic Wine PLC	7,389	58,079
Man Group PLC	111,601	185,711
Marks & Spencer Group PLC	50,633	377,124
Marston’s PLC	20,585	51,165
Mears Group PLC	7,090	60,278
Meggitt PLC	22,203	178,719
Melrose Industries PLC	29,027	139,934
Michael Page International PLC	6,878	54,330
Micro Focus International PLC	4,839	63,324
Millennium & Copthorne Hotels PLC	3,491	32,716
Mitchells & Butlers PLC[a]	5,591	41,586

Security	Shares	Value

Mitie Group PLC	19,242	$103,354
Mondi PLC	11,733	194,651
Moneysupermarket.com Group PLC	17,315	53,212
Monitise PLC[a]	68,801	77,546
Morgan Advanced Materials PLC	10,381	58,722
Morgan Sindall Group PLC	3,831	51,266
N Brown Group PLC	4,333	37,534
National Express Group PLC	17,578	82,841
National Grid PLC	108,888	1,545,367
Next PLC	4,726	520,302
Northgate PLC	5,519	48,320
Ocado Group PLC[a]	11,639	66,034
Old Mutual PLC	142,861	481,732
Ophir Energy PLC[a]	16,514	73,504
Oxford Instruments PLC	2,047	44,554
Pace PLC	9,485	58,410
Paragon Group of Companies PLC	9,319	56,333
Pearson PLC	25,903	485,060
Pennon Group PLC	17,472	223,480
Persimmon PLC[a]	9,361	207,382
Petra Diamonds Ltd.[a]	8,239	22,677
Petrofac Ltd.	9,061	222,308
Petropavlovsk PLC	7,456	8,561
Phoenix Group Holdings	4,715	54,377
Playtech Ltd.	4,678	52,687
Premier Farnell PLC	16,879	63,244
Premier Oil PLC	17,042	97,494
Primary Health Properties PLC	8,640	52,229
Provident Financial PLC	4,001	134,240
Prudential PLC	79,073	1,813,852
QinetiQ Group PLC	21,667	77,123
Quindell PLC[b]	133,978	56,557
Quintain Estates and Development PLC[a]	17,667	30,279
Randgold Resources Ltd.	3,467	279,831
Reckitt Benckiser Group PLC	19,698	1,588,216
Redrow PLC	11,223	54,312
Reed Elsevier PLC	35,486	522,502
Regus PLC	19,114	67,455
Renishaw PLC	1,089	33,412
Rentokil Initial PLC	50,548	101,485
Resolution Ltd.	46,687	235,160
Restaurant Group PLC (The)	6,439	67,845
Rexam PLC	21,408	179,296
Rightmove PLC	4,274	173,926
Rio Tinto PLC	39,426	2,146,639
Rockhopper Exploration PLC[a]	17,534	31,383
Rolls-Royce Holdings PLC	58,740	1,041,447
Rotork PLC	2,920	127,751
Royal Bank of Scotland Group PLC[a]	67,995	343,061
Royal Dutch Shell PLC Class A	120,557	4,777,707
Royal Dutch Shell PLC Class B	75,811	3,225,869
Royal Mail PLC[a]	21,109	188,733
RPC Group PLC	5,898	59,754
RPS Group PLC	9,307	46,282
RSA Insurance Group PLC	169,982	281,713
SABMiller PLC	29,513	1,604,910
Sage Group PLC (The)	40,103	288,741
Salamander Energy PLC[a]	19,298	43,665
Savills PLC	5,080	51,467
Schroders PLC	2,543	109,754
SDL PLC	5,152	26,207
SEGRO PLC	20,386	120,445
Senior PLC	13,420	64,763

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Serco Group PLC	13,524	$77,665
Severn Trent PLC	7,352	229,042
Shaftesbury PLC	6,577	73,464
Shanks Group PLC	27,047	46,469
Shire PLC	18,714	1,067,432
SIG PLC	18,251	59,016
Smith & Nephew PLC	24,361	378,234
Smiths Group PLC	12,482	281,371
SOCO International PLC[a]	5,965	43,522
Spectris PLC	3,392	127,438
Spirax-Sarco Engineering PLC	2,878	140,881
Spirent Communications PLC	33,662	54,083
Spirit Pub Co. PLC	55,252	73,237
Sports Direct International PLC[a]	7,168	94,771
SSE PLC	28,720	739,551
St James’s Place PLC	16,445	213,815
St. Modwen Properties PLC	7,247	45,460
Stagecoach Group PLC	24,934	156,200
Standard Chartered PLC	75,435	1,632,321
Standard Life PLC	70,270	453,497
Stobart Group Ltd.	11,507	26,619
Synergy Health PLC	2,246	47,027
Synthomer PLC	10,055	44,823
TalkTalk Telecom Group PLC	14,986	72,574
Tate & Lyle PLC	14,142	167,395
Taylor Wimpey PLC	93,661	166,217
Telecity Group PLC	6,300	76,274
Telecom plus PLC	2,116	55,310
Tesco PLC	249,383	1,233,600
Thomas Cook Group PLC[a]	46,974	138,568
Travis Perkins PLC	6,816	196,231
Trinity Mirror PLC[a]	11,613	33,924
TUI Travel PLC	10,785	77,907
Tullett Prebon PLC	8,574	46,024
Tullow Oil PLC	29,267	434,885
UBM PLC	6,837	75,790
UDG Healthcare PLC	17,291	104,729
Ultra Electronics Holdings PLC	2,169	62,115
Unilever PLC	39,036	1,742,773
UNITE Group PLC	8,352	59,584
United Utilities Group PLC	18,180	244,355
Vectura Group PLC[a]	14,565	34,677
Vedanta Resources PLC	3,736	59,678
Vesuvius PLC	8,188	57,654
Victrex PLC	2,864	89,998
Vodafone Group PLC	821,383	3,106,067
W.S. Atkins PLC	3,327	72,076
Weir Group PLC (The)	6,621	300,739
WH Smith PLC	5,018	92,696
Whitbread PLC	5,849	402,954
William Hill PLC	27,308	163,555
Wm Morrison Supermarkets PLC	63,862	216,639
Wolseley PLC	8,073	466,339
Workspace Group PLC	8,462	82,016
WPP PLC	40,412	869,348
Xchanging PLC	14,152	37,935
Xcite Energy Ltd.[a,b]	36,401	39,338

		104,504,015

TOTAL COMMON STOCKS
(Cost: $621,853,152)		650,668,297

Security	Shares	Value

INVESTMENT COMPANIES — 0.66%

RUSSIA — 0.66%
iShares MSCI Russia Capped ETF[f]	254,554	$4,413,966

		4,413,966

TOTAL INVESTMENT COMPANIES
(Cost: $5,297,214)		4,413,966

PREFERRED STOCKS — 1.46%

BRAZIL — 0.83%
AES Tiete SA	2,300	18,020
Banco Bradesco SA	60,660	900,828
Banco do Estado do Rio Grande do Sul SA Class B	5,000	27,987
Banco Panamericano SA	10,900	18,094
Bradespar SA	5,600	48,359
Braskem SA Class A	2,900	19,749
Centrais Eletricas Brasileiras SA Class B	7,600	42,881
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	4,100	193,539
Companhia Energetica de Minas Gerais	27,502	209,072
Companhia Energetica de Sao Paulo Class B	5,200	61,494
Companhia Paranaense de Energia Class B	1,900	27,162
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,500	6,114
Gerdau SA	25,400	151,949
GOL Linhas Aereas Inteligentes SA	5,300	33,888
Itau Unibanco Holding SA	77,560	1,277,079
Itausa — Investimentos Itau SA	87,687	384,497
Lojas Americanas SA	14,000	105,801
Marcopolo SA	14,100	25,803
Metalurgica Gerdau SA	11,100	80,259
Oi SA	20,600	19,725
Petroleo Brasileiro SA	131,300	973,463
Randon SA Implementos e Participacoes	5,625	18,121
Suzano Papel e Celulose SA Class A	15,200	49,444
Telefonica Brasil SA	9,200	192,813
Usinas Siderurgicas de Minas Gerais SA Class A	11,500	44,869
Vale SA Class A	51,675	610,865

		5,541,875
CHILE — 0.01%
Embotelladora Andina SA Class B	6,373	25,665
Sociedad Quimica y Minera de Chile SA Series B	2,716	86,813

		112,478
COLOMBIA — 0.04%
Banco Davivienda SA	1,579	22,539
Bancolombia SA	11,753	166,670
Grupo Argos SA	3,447	38,071
Grupo Aval Acciones y Valores SA	3,895	2,641
Grupo de Inversiones Suramericana SA	1,136	22,460

		252,381
GERMANY — 0.42%
Bayerische Motoren Werke AG	1,612	158,469
Draegerwerk AG & Co. KGaA	648	76,551

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

Security	Shares	Value

Fuchs Petrolub SE	1,852	$185,838
Henkel AG & Co. KGaA	5,337	593,999
Jungheinrich AG	540	40,095
Porsche Automobil Holding SE	4,849	533,500
Sartorius AG	273	35,506
Volkswagen AG	4,451	1,197,894

		2,821,852
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	8,902	58,630

		58,630
SOUTH KOREA — 0.15%
Hyundai Motor Co. Ltd.	761	95,742
Hyundai Motor Co. Ltd. Series 2	1,319	185,091
Samsung Electronics Co. Ltd.	723	725,589

		1,006,422
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	7,871,160	13,291

		13,291

TOTAL PREFERRED STOCKS
(Cost: $9,231,841)		9,806,929

RIGHTS — 0.02%

BRAZIL — 0.00%
AMBEV SAa	200	22
Klabin SAa	378	17

		39
CHINA — 0.00%
Fosun International Ltd.[a]	4,095	19

		19
SOUTH AFRICA — 0.00%
Resilient Property Income Fund Ltd.[a]	458	211

		211
SOUTH KOREA — 0.00%
GS Engineering & Construction Corp.[a]	333	2,804

		2,804
SPAIN — 0.01%
Banco Santander SAa	341,899	71,109

		71,109

Security	Shares	Value

UNITED KINGDOM — 0.01%
Babcock International Group PLC[a]	4,658	$31,461

		31,461

TOTAL RIGHTS
(Cost: $70,380)		105,643

WARRANTS — 0.00%

FRANCE — 0.00%
Peugeot SA (Expires 04/29/17)[a,b]	6,785	12,973

		12,973

TOTAL WARRANTS
(Cost: $9,802)		12,973

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	4,894,074	4,894,074
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	266,340	266,340
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	906,071	906,071

		6,066,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,066,485)		6,066,485

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $642,528,874)		671,074,293
Other Assets, Less Liabilities — (0.15)%		(995,001)

NET ASSETS — 100.00%		$670,079,292

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2014

[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of April 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
20	MSCI Emerging Markets E-Mini (Jun. 2014)	NYSE LIFFE	$994,500	$29,755

33	MSCI EAFE E-Mini (Jun. 2014)	NYSE LIFFE	3,175,095	56,870

			$4,169,595	$86,625

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.28%

UNITED STATES — 100.28%
iShares MSCI EAFE ETF[a]	36,666	$2,505,021

		2,505,021

TOTAL INVESTMENT COMPANIES
(Cost: $2,332,324)		2,505,021

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	1,647	1,647

		1,647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,647)		1,647

TOTAL INVESTMENTS IN SECURITIES — 100.35%
(Cost: $2,333,971)		2,506,668
Other Assets, Less Liabilities — (0.35)%		(8,712)

NET ASSETS — 100.00%		$2,497,956

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2014

Forward currency contracts as of April 30, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
NZD	3,000	USD	2,592	5/7/2014	BNP	$6
SEK	9,000	USD	1,394	5/7/2014	RBS	10
USD	925	AUD	1,000	5/7/2014	BNP	4
USD	175,150	AUD	189,000	5/7/2014	DB	371
USD	210,443	CHF	186,000	5/7/2014	DB	900
USD	31,638	DKK	171,000	5/7/2014	DB	147
USD	711,308	EUR	515,000	5/7/2014	DB	3,174
USD	487,762	GBP	290,000	5/7/2014	DB	1,854
USD	63,200	HKD	490,000	5/7/2014	DB	2
USD	11,825	ILS	41,000	5/7/2014	DB	23
USD	453,823	JPY	46,543,000	5/7/2014	DB	1,445
USD	18,469	NOK	111,000	5/7/2014	DB	203
USD	2,565	NZD	3,000	5/7/2014	DB	21
USD	72,677	SEK	477,000	5/7/2014	DB	680
USD	31,860	SGD	40,000	5/7/2014	DB	46
GBP	37,000	USD	62,460.33	6/4/2014	DB	6
HKD	68,000	USD	8,772	6/4/2014	DB	0
JPY	3,260,000	USD	31,920	6/4/2014	DB	27

						8,919

AUD	1,000	USD	922	5/7/14	BNP	$(7)
AUD	189,000	USD	174,388	5/7/14	JPM	(1,133)
CHF	183,000	USD	206,333	5/7/14	CSFB	(1,602)
CHF	3,000	USD	3,396	5/7/14	DB	(12)
DKK	168,000	USD	30,937	5/7/14	CSFB	(291)
DKK	3,000	USD	554	5/7/14	DB	(3)
EUR	509,000	USD	699,564	5/7/14	BNP	(6,594)
EUR	6,000	USD	8,276	5/7/14	DB	(49)
GBP	290,000	USD	482,309	5/7/14	BNP	(7,307)
HKD	485,000	USD	62,527	5/7/14	BNP	(30)
HKD	5,000	USD	645	5/7/14	RBS	(0)
ILS	39,000	USD	11,169	5/7/14	BARC	(101)
ILS	1,000	USD	286	5/7/14	DB	(3)
ILS	1,000	USD	287	5/7/14	RBS	(2)
JPY	45,607,000	USD	443,303	5/7/14	CSFB	(2,810)
JPY	936,000	USD	9,029	5/7/14	RBS	(126)
NOK	109,000	USD	18,139	5/7/14	BNP	(197)
NOK	2,000	USD	334	5/7/14	DB	(3)
SEK	476,000	USD	73,194	5/7/14	CSFB	(9)
SGD	39,000	USD	30,959	5/7/14	CSFB	(149)
SGD	1,000	USD	795	5/7/14	DB	(2)
USD	1,233	SEK	8,000	5/7/14	DB	(3)
AUD	217,000	USD	200,699	6/4/14	DB	(439)
CHF	201,000	USD	227,538	6/4/14	DB	(901)
DKK	179,000	USD	33,136	6/4/14	DB	(140)
EUR	568,000	USD	784,764	6/4/14	DB	(3,196)
GBP	281,000	USD	472,663	6/4/14	DB	(1,655)
HKD	475,000	USD	61,269	6/4/14	DB	(2)
JPY	45,205,000	USD	440,898	6/4/14	DB	(1,358)
NOK	124,000	USD	20,628	6/4/14	DB	(207)
NZD	4,000	USD	3,416	6/4/14	DB	(24)
SEK	524,000	USD	79,849	6/4/14	DB	(696)
SGD	46,000	USD	36,639	6/4/14	DB	(52)
ILS	44,000	USD	12,685	6/5/14	DB	(25)

						(29,128)

	Net Unrealized Depreciation					$(20,209)

Counterparties:

BARC  —  Barclays Bank PLC

BNP  —  BNP Paribas

CSFB  —  Credit Suisse

DB  —  Deutsche Bank AG

JPM  —  J.P. Morgan Chase Bank N.A.

RBS  —  Royal Bank of Scotland PLC

Currency abbreviations:

AUD  —  Australian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

USD  —  United States Dollar

See accompanying notes to schedules of investments.

58

Schedule of Investments (Unaudited)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.63%

AUSTRALIA — 6.05%
Abacus Property Group	5,955	$13,462
Acrux Ltd.	7,355	7,053
AED Oil Ltd.[a,b]	11,395	—
Ainsworth Game Technology Ltd.	3,375	12,977
Amcom Telecommunications Ltd.	6,150	11,966
Aquarius Platinum Ltd.[a]	19,585	7,110
ARB Corp. Ltd.	3,035	34,307
Ardent Leisure Group	21,810	53,955
Aspen Group Ltd.	2,651	3,304
Astro Japan Property Trust	6,500	22,886
Aurora Oil and Gas Ltd.[a]	13,235	50,033
Ausdrill Ltd.	10,915	9,405
Australian Agricultural Co. Ltd.[a]	33,082	39,235
Australian Pharmaceutical Industries Ltd.	30,660	16,477
Automotive Holdings Group	7,370	27,315
Aveo Group	11,716	22,037
AWE Ltd.[a]	18,455	26,761
Beach Energy Ltd.	39,880	63,371
Beadell Resources Ltd.[a]	14,840	9,075
Boart Longyear Ltd.[a,c]	13,625	3,598
Bradken Ltd.	5,625	22,046
Breville Group Ltd.	2,695	22,873
BT Investment Management Ltd.	3,520	21,852
Buru Energy Ltd.[a,c]	6,425	6,965
BWP Trust	17,035	39,459
Cabcharge Australia Ltd.	3,265	11,738
Cardno Ltd.	5,345	34,568
carsales.com Ltd.	6,100	61,324
Cash Converters International Ltd.	6,190	6,251
Charter Hall Group	11,415	44,422
Charter Hall Retail REIT	10,880	38,912
Coalspur Mines Ltd.[a]	17,060	2,845
Credit Corp. Group Ltd.	570	4,753
Cromwell Group	48,300	44,305
Cudeco Ltd.[a,c]	4,950	8,599
Dart Energy Ltd.[a,c]	40,815	4,538
David Jones Ltd.	20,360	74,138
Decmil Group Ltd.	4,571	8,598
Drillsearch Energy Ltd.[a]	12,590	18,723
DUET Group	37,565	75,529
Emeco Holdings Ltd.[a]	34,385	8,283
Energy World Corp. Ltd.[a]	42,970	11,347
Equatorial Resources Ltd.[a]	4,745	2,286
Evolution Mining Ltd.	16,795	13,305
Fleetwood Corp. Ltd.	2,320	4,966
FlexiGroup Ltd.	7,885	28,200
Forge Group Ltd.[b]	3,888	—
G.U.D Holdings Ltd.[c]	4,830	23,942
Galaxy Resources Ltd.[a]	13,280	714
Gindalbie Metals Ltd.[a,c]	8,110	436
GrainCorp Ltd. Class A	6,350	52,129
Hills Ltd.	11,965	18,736
Horizon Oil Ltd.[a]	32,845	11,564
iiNET Ltd.	4,435	29,422
Imdex Ltd.	5,705	3,885
Independence Group NL	6,745	27,061

Security	Shares	Value

Indophil Resources NLa	13,385	$1,736
Infigen Energy[a]	44,535	7,634
Investa Office Fund	24,840	76,872
Invocare Ltd.	5,580	55,010
Iress Ltd.	6,090	46,721
JB Hi-Fi Ltd.	3,520	62,946
Karoon Gas Australia Ltd.[a]	6,685	15,237
Kingsgate Consolidated Ltd.[a,c]	6,714	5,568
Kingsrose Mining Ltd.[a]	9,230	3,464
Linc Energy Ltd.[a]	9,265	8,709
M2 Group Ltd.	4,680	24,456
Macmahon Holdings Ltd.[a]	6,723	654
Magellan Financial Group Ltd.	3,070	35,556
McMillan Shakespeare Ltd.	2,190	19,703
Medusa Mining Ltd.[a]	7,315	12,200
Mermaid Marine Australia Ltd.	12,227	24,244
Mesoblast Ltd.[a,c]	5,070	21,891
Mineral Deposits Ltd.[a]	2,690	4,985
Mineral Resources Ltd.	4,235	45,596
Mirabela Nickel Ltd.[a,b,c]	23,820	—
Monadelphous Group Ltd.[c]	3,040	49,236
Mount Gibson Iron Ltd.	26,225	17,738
Myer Holdings Ltd.	20,335	41,828
Navitas Ltd.	8,650	58,908
Nexus Energy Ltd.[a]	60,102	3,286
NIB Holdings Ltd.	15,735	40,093
Northern Star Resources Ltd.	15,910	17,247
NRW Holdings Ltd.	6,840	7,098
Pacific Brands Ltd.	42,945	20,094
PanAust Ltd.	14,535	21,615
Panoramic Resources Ltd.	10,210	5,960
Papillon Resources Ltd.[a]	7,840	9,443
Perseus Mining Ltd.[a]	17,255	5,596
Premier Investments Ltd.	4,580	42,096
Primary Health Care Ltd.	17,010	73,917
Qube Logistics Holdings Ltd.	18,910	38,897
Regis Resources Ltd.	13,908	31,314
Reject Shop Ltd. (The)[c]	840	7,783
Resolute Mining Ltd.[a]	20,740	11,626
Roc Oil Co. Ltd.[a]	25,925	11,530
SAI Global Ltd.	7,555	29,890
Sandfire Resources NLa	5,280	27,788
Saracen Mineral Holdings Ltd.[a]	28,535	8,725
Senex Energy Ltd.[a]	34,905	21,507
Seven Group Holdings Ltd.	3,455	26,250
Sigma Pharmaceuticals Ltd.	45,825	30,783
Silex Systems Ltd.[a]	5,990	10,045
Silver Lake Resources Ltd.[a]	15,410	5,854
Sirius Resources NLa	5,580	13,908
Sirtex Medical Ltd.	1,490	21,730
Skilled Group Ltd.	8,755	22,227
SMS Management & Technology Ltd.	2,450	8,513
Southern Cross Media Group Ltd.	23,925	28,485
Spark Infrastructure Group	40,750	66,641
St Barbara Ltd.[a]	16,375	3,262
Starpharma Holdings Ltd.[a]	12,980	8,539
Sundance Resources Ltd.[a]	75,440	6,291
Sunland Group Ltd.	10,370	16,046
Super Retail Group Ltd.	4,365	41,091
Thorn Group Ltd.	3,890	7,713
Tiger Resources Ltd.[a]	11,685	3,843
Transfield Services Ltd.[a]	16,950	14,998
Transpacific Industries Group Ltd.[a]	42,048	43,440

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Troy Resources Ltd.[a]	3,275	$2,974
UGL Ltd.	5,475	34,242
UXC Ltd.	6,350	4,972
Virgin Australia Holdings Ltd.[a]	55,220	18,931
Watpac Ltd.	10,380	7,742
Webjet Ltd.	2,005	5,109
Western Areas NL	7,296	27,919
Wotif.com Holdings Ltd.	4,335	10,724

		2,791,710
AUSTRIA — 0.88%
AMAG Austria Metall AGd	520	17,874
Atrium European Real Estate Ltd.	5,935	34,151
CA Immobilien Anlagen AG	2,000	38,075
conwert Immobilien Invest SE	805	11,586
Flughafen Wien AG	230	22,543
Kapsch TrafficCom AG	160	8,873
Lenzing AG	125	7,973
Oesterreichische Post AG	810	41,341
Palfinger AG	795	29,321
RHI AG	1,385	48,470
Schoeller-Bleckmann Oilfield Equipment AG	430	54,596
Wienerberger AG	3,760	69,782
Zumtobel AG	1,045	21,734

		406,319
BELGIUM — 1.73%
Ackermans & van Haaren NV	875	113,073
Agfa-Gevaert NVa	8,130	31,112
Arseus NV	445	25,236
Barco NV	350	26,050
Befimmo SA	730	53,139
Bekaert NV	1,216	49,452
bpost SA	2,690	60,554
Cofinimmo SA	555	67,981
Compagnie d’Entreprises CFE SA	150	16,518
Compagnie Maritime Belge SA	765	22,699
Elia System Operator SA	390	20,668
EVS Broadcast Equipment SA	500	31,613
Ion Beam Applications SAa	1,610	22,274
KBC Ancora SCA[a]	391	14,323
Mobistar SA	870	16,942
Nyrstar NVa,c	5,440	21,633
RHJ International SAa	2,834	13,871
SA D’Ieteren NV	1,140	52,684
Sofina SA	485	58,183
Tessenderlo Chemie NV	1,235	37,784
ThromboGenics NVa,c	1,060	33,701
Van de Velde NV	190	10,093

		799,583
CHINA — 0.04%
Landing International Development Ltd.[a]	275,000	20,218

		20,218
DENMARK — 1.71%
ALK-Abello A/S	315	43,595
Alm. Brand A/Sa	8,140	39,467
Bang & Olufsen A/S Class Ba	1,160	11,960

Security	Shares	Value

Bavarian Nordic A/Sa	825	$17,471
Genmab A/Sa	1,465	54,403
GN Store Nord A/S	6,680	161,073
Jyske Bank A/S Registered[a]	2,345	128,728
NKT Holding A/S	830	52,270
Royal Unibrew A/Sa	200	31,098
SimCorp A/S	1,950	74,623
Solar Holdings A/S Class B	145	10,020
Sydbank A/Sa	2,990	79,651
Topdanmark A/Sa	2,900	84,742

		789,101
FINLAND — 2.23%
Amer Sports OYJ Class A	3,215	66,331
Cargotec Corp. OYJ Class B	1,285	57,300
Caverion Corp.	3,695	40,781
Citycon OYJ	7,800	29,201
Elisa OYJ	4,670	139,411
Huhtamaki OYJ	3,125	82,023
Kemira OYJ	2,945	44,917
Konecranes OYJ	1,860	59,910
Metsa Board OYJ Class B	7,690	35,933
Orion OYJ Class B	3,440	104,791
Outokumpu OYJ[a]	157,180	47,946
Outotec OYJ[c]	5,180	57,854
Raisio PLC Series V	3,960	25,861
Ramirent OYJ	2,335	26,095
Rautaruukki OYJ[a]	2,230	27,704
Sanoma OYJ	2,885	19,385
Sponda OYJ	6,215	31,971
Tieto OYJ	2,015	55,012
Uponor OYJ	1,950	38,583
YIT OYJ	3,695	37,912

		1,028,921
FRANCE — 4.10%
ALTEN	490	24,992
Altran Technologies SAa	4,525	49,233
Aperam[a]	1,246	32,376
BOURBON SA	1,771	58,295
Bull[a]	2,591	13,724
Club Mediterranee SAa	530	13,816
Compagnie Plastic Omnium SA	2,175	73,886
Derichebourg	3,295	12,792
Eramet	185	24,110
Etablissements Maurel et Prom	3,180	56,659
Eurofins Scientific SE	215	59,622
Faiveley Transport SA	205	16,884
Faurecia[a]	1,675	75,236
GameLoft SAa	2,150	21,374
Groupe Steria SCA	491	13,827
Guerbet	400	18,968
Havas SA	9,800	77,860
Ingenico SA	1,575	137,253
Ipsos SA	1,246	48,270
Jacquet Metal Service SA	1,400	30,001
Korian-Medica	1,590	59,701
M6-Metropole Television	2,570	55,019
Mercialys	1,145	26,322
Mersen	605	19,336
MPI	3,180	19,048

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Neopost SA	1,100	$90,079
Nexans SA	1,300	73,083
Nexity	950	42,546
Orpea SA	1,265	91,874
Rallye SA	420	21,343
Rubis SCA	842	59,868
Saft Groupe SA	1,387	49,290
Sartorius Stedim Biotech SA	85	16,146
Sechilienne-Sidec	1,355	37,763
Societe de la Tour Eiffel	385	27,748
Soitec SAa,c	8,167	24,799
Solocal Group[a,c]	2,486	5,688
Sopra Group SA	160	18,469
Technicolor SA Registered[a]	8,271	61,676
Teleperformance SA	2,050	117,364
Ubisoft Entertainment SAa	2,730	50,836
Vicat SA	405	35,125
Virbac SA	125	29,941

		1,892,242
GERMANY — 5.34%
Aareal Bank AGa	1,545	69,997
Air Berlin PLC[a,c]	6,225	15,001
AIXTRON SEa	3,335	52,923
Alstria Office REIT AG	2,425	33,439
Aurelius AG	495	18,367
Aurubis AG	1,260	67,122
Bauer AG	710	18,444
BayWa AG Registered	1,145	64,822
Bechtle AG	220	19,526
CTS Eventim AG	375	23,866
Delticom AG	190	9,010
Deutsche EuroShop AG	1,410	67,820
DEUTZ AGa	4,165	34,713
Dialog Semiconductor PLC[a]	2,166	54,704
DIC Asset AG	3,540	34,810
DMG MORI SEIKI AG	2,385	74,836
Drillisch AG	855	31,819
Duerr AG	340	26,796
ElringKlinger AG	1,460	58,737
Freenet AG	3,455	119,356
GAGFAH SAa	3,090	48,757
Gerresheimer AG	940	63,689
Gerry Weber International AG	975	51,372
Grenkeleasing AG	510	53,318
H&R AGa	855	8,476
Heidelberger Druckmaschinen AGa	7,240	22,848
Jenoptik AG	2,705	45,026
KION Group AGa	735	34,721
Kloeckner & Co. SEa	2,830	42,771
Kontron AG	3,955	27,534
Krones AG	600	57,303
KUKA AG	1,345	68,722
LEG Immobilien AG	1,185	78,998
LEONI AG	1,225	90,922
MorphoSys AGa	815	69,746
Nordex SEa	2,820	44,907
NORMA Group SE	950	49,607
Pfeiffer Vacuum Technology AG	335	39,830
Rational AG	155	49,430
Rheinmetall AG	755	50,065
Rhoen Klinikum AG	2,410	77,742

Security	Shares	Value

Salzgitter AG	885	$37,469
SGL Carbon SE	1,745	58,069
SMA Solar Technology AG	401	16,761
Stada Arzneimittel AG	1,895	82,556
TAG Immobilien AG	2,600	32,997
Vossloh AG	470	46,367
Wincor Nixdorf AG	1,280	83,557
Wirecard AG	3,155	132,177

		2,461,845
GREECE — 0.89%
Folli Follie Group[a]	1,050	36,397
Hellenic Exchanges — Athens Stock Exchange SA Holding	2,050	24,104
Intralot SA	3,710	10,751
Jumbo SAa	2,932	47,362
Motor Oil (Hellas) Corinth Refineries SA	1,730	21,780
Mytilineos Holdings SAa	3,990	35,573
OPAP SA	6,485	103,405
Public Power Corp. SA	4,100	61,908
Titan Cement Co. SAa	2,140	67,356

		408,636
HONG KONG — 2.49%
AMVIG Holdings Ltd.	30,000	10,912
Anton Oilfield Services Group	30,000	19,851
Boshiwa International Holding Ltd.[a,b]	20,000	2,384
China Aerospace International Holdings Ltd.	130,000	12,911
China Hongxing Sports Ltd.[a,b]	198,000	2
Chow Sang Sang Holdings International Ltd.	10,000	24,533
CITIC 21CN Co. Ltd.[a]	130,000	72,270
Citic Telecom International Holdings Ltd.	65,000	22,469
CST Mining Group Ltd.[a]	600,000	3,947
Dickson Concepts International Ltd.	25,000	15,059
Emperor Watch & Jewellery Ltd.	100,000	7,481
EVA Precision Industrial Holdings Ltd.	90,000	15,091
Far East Consortium International Ltd.	20,000	7,197
G-Resources Group Ltd.[a]	861,000	23,655
Giordano International Ltd.	60,000	40,321
Henderson Investment Ltd.	260,000	20,122
Heng Tai Consumables Group Ltd.[a]	402,500	7,372
HKR International Ltd.	36,000	14,766
Honghua Group Ltd.[c]	55,000	12,982
I.T Ltd.	20,000	5,417
Inspur International Ltd.	60,000	10,525
Ju Teng International Holdings Ltd.	30,000	22,172
L’sea Resources International Holdings Ltd.[a]	200,000	10,190
Lai Sun Development Co. Ltd.[a]	450,583	10,519
Luk Fook Holdings International Ltd.	10,000	28,377
Man Wah Holdings Ltd.	14,000	22,934
Microport Scientific Corp.[c]	25,000	16,929
Midland Holdings Ltd.[c]	40,000	16,768
Minth Group Ltd.	30,000	47,131
Mongolia Energy Corp. Ltd.[a]	245,000	5,151
NagaCorp Ltd.	40,000	36,322
Neo-Neon Holdings Ltd.[a,c]	42,500	7,675
New World Department Store China Ltd.	25,000	11,705
Newocean Energy Holdings Ltd.[c]	40,000	26,364
Pacific Basin Shipping Ltd.	65,000	37,812
Peace Mark Holdings Ltd.[a,b]	30,000	—
PetroAsian Energy Holdings Ltd.[a]	520,000	8,250
Ports Design Ltd.	16,000	7,595

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Prosperity REIT	85,000	$25,107
Real Gold Mining Ltd.[a,b,c]	27,000	—
Regal Hotels International Holdings Ltd.	20,000	11,583
REXLot Holdings Ltd.[c]	250,000	26,442
Road King Infrastructure Ltd.	10,000	9,197
Silver Base Group Holdings Ltd.[a,c]	50,300	6,553
Singamas Container Holdings Ltd.	110,000	23,836
Sino Oil And Gas Holdings Ltd.[a]	475,000	13,173
Sinopoly Battery Ltd.[a]	400,000	24,765
SmarTone Telecommunications Holding Ltd.[c]	20,000	20,612
Stella International Holdings Ltd.	7,500	18,496
Sunlight REIT[c]	65,000	25,571
TCC International Holdings Ltd.	50,000	24,507
TCL Communication Technology Holdings Ltd.	20,000	21,334
Titan Petrochemicals Group Ltd.[a,b]	400,000	1
TPV Technology Ltd.	30,000	4,992
Trinity Ltd.	40,000	10,267
Truly International Holdings Ltd.	31,000	20,872
United Laboratories International Holdings Ltd. (The)[a]	40,000	25,797
Value Partners Group Ltd.	30,000	19,270
Varitronix International Ltd.	20,000	22,134
Vitasoy International Holdings Ltd.	30,000	41,095
Yanchang Petroleum International Ltd.[a]	250,000	12,415
Yingde Gases Group Co. Ltd.	25,000	25,249
Yip’s Chemical Holdings Ltd.	20,000	14,163
Yuexiu REIT	75,000	35,406

		1,147,998
IRELAND — 0.71%
C&C Group PLC	9,710	57,758
Glanbia PLC	5,380	80,228
Kenmare Resources PLC[a]	112,475	23,740
Kingspan Group PLC	4,795	90,187
Paddy Power PLC	955	73,623

		325,536
ISRAEL — 0.41%
Africa Israel Investments Ltd.[a]	4,657	10,168
Allot Communications Ltd.[a]	1,180	15,177
Babylon Ltd.	1,310	1,857
Discount Investment Corp. Ltd. Registered[a]	1,450	13,242
Hadera Paper Ltd.[a]	425	21,144
Jerusalem Economy Ltd.	940	9,342
Kamada Ltd.[a]	1,305	18,927
Menorah Mivtachim Holdings Ltd.	1,505	18,023
Nova Measuring Instruments Ltd.[a]	1,290	13,275
Phoenix Holdings Ltd.	10,000	37,067
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	355	18,359
Tower Semiconductor Ltd.[a]	1,764	13,773

		190,354
ITALY — 4.25%
A2A SpA	41,840	51,081
ACEA SpA	2,150	30,824
Amplifon SpA	4,360	28,413
Ansaldo STS SpA	3,471	38,502
Autostrada Torino-Milano SpA	1,140	19,300
Azimut Holding SpA	3,450	107,392
Banca Carige SpA[a,c]	17,600	12,982
Banca Generali SpA	1,615	50,742

Security	Shares	Value

Banca Monte dei Paschi di Siena SpA[a]	277,705	$92,374
Banca Popolare dell’Emilia Romagna SCa	9,795	112,521
Banca Popolare di Milano Scrl[a]	105,065	105,762
Banca Popolare di Sondrio Scrl	8,725	62,545
Beni Stabili SpA	23,810	21,244
Brembo SpA	785	29,007
CIR SpA[a]	15,740	24,225
COFIDE SpA[a]	33,580	25,026
Credito Emiliano SpA	4,285	43,847
Credito Valtellinese Scarl[a,c]	13,420	31,968
Danieli & C. Officine Meccaniche SpA RNC	2,105	50,435
De’Longhi SpA	1,375	29,818
DiaSorin SpA	1,040	42,857
ERG SpA	1,545	26,649
Geox SpA	3,135	13,623
Gruppo Editoriale L’Espresso SpA[a]	9,140	21,075
Hera SpA	14,965	44,031
Indesit Co. SpA	1,865	26,557
Industria Macchine Automatiche SpA	865	42,457
Interpump Group SpA	4,325	61,228
Iren SpA	18,955	32,143
Italcementi SpA[c]	3,905	47,377
Italcementi SpA RNC	2,865	22,246
Juventus Football Club SpA[a]	18,845	6,438
Piaggio & C. SpA	9,575	39,536
RCS MediaGroup SpA[a,c]	7,285	16,667
Recordati SpA	2,465	43,065
Safilo Group SpA[a]	1,275	29,010
Saras SpA[a]	7,601	13,174
Societa Cattolica di Assicurazioni Scrl	2,336	57,654
Societa Iniziative Autostradali e Servizi SpA	1,745	20,711
Sorin SpA[a]	14,730	44,851
Tod’s SpA	315	44,069
Trevi Finanziaria Industriale SpA	981	11,290
Unipol Gruppo Finanziario SpA	7,775	56,112
UnipolSai SpA[a]	24,673	90,520
World Duty Free SpA[a]	2,795	37,417
Yoox SpA[a]	1,715	61,446
Zignago Vetro SpA	4,828	39,697

		1,959,908
JAPAN — 17.58%
Accordia Golf Co. Ltd.	4,500	57,709
Adeka Corp.	5,000	55,017
Advan Co. Ltd.	1,500	15,903
AEON Delight Co. Ltd.	1,000	22,046
Aica Kogyo Co. Ltd.	1,500	31,351
Akebono Brake Industry Co. Ltd.	7,000	35,634
Amano Corp.	3,500	33,715
Arcs Co. Ltd.	2,000	40,098
AS ONE Corp.	1,000	26,256
Asahi Diamond Industrial Co. Ltd.	2,000	27,058
Asahi Holdings Inc.	1,500	23,686
Asahi Organic Chemicals Industry Co. Ltd.	10,000	21,733
Askul Corp.[c]	1,000	24,777
Asunaro Aoki Construction Co. Ltd.	2,500	14,317
Avex Group Holdings Inc.	1,500	27,724
Bank of Iwate Ltd. (The)	1,000	44,396
Bank of Okinawa Ltd. (The)	1,500	62,922
Best Denki Co. Ltd.	9,500	12,927
Central Glass Co. Ltd.	5,000	16,397
Chuetsu Pulp & Paper Co. Ltd.	10,000	18,796

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

CKD Corp.	1,000	$9,104
CMK Corp.[a]	3,000	7,460
Colowide Co. Ltd.	5,000	50,171
Dai Nippon Toryo Co. Ltd.	10,000	14,880
Daibiru Corp.	3,000	29,897
Daiei Inc. (The)[a]	6,000	16,858
Daifuku Co. Ltd.	5,000	57,611
Daihen Corp.	5,000	18,943
Daiichi Chuo Kisen Kaisha[a]	10,000	9,104
Daikokutenbussan Co. Ltd.	1,000	25,981
Daikyo Inc.	15,000	29,222
Daio Paper Corp.[c]	5,000	52,472
Daiseki Co. Ltd.	2,000	31,718
Daisyo Corp.	2,500	29,442
Daiwabo Holdings Co. Ltd.	15,000	25,844
Denyo Co. Ltd.	1,500	22,335
Doutor Nichires Holdings Co. Ltd.	3,000	53,745
Duskin Co. Ltd.	3,500	64,689
Dwango Co. Ltd.	1,000	27,861
EDION Corp.	4,000	23,299
Eighteenth Bank Ltd. (The)	20,000	44,640
Eiken Chemical Co. Ltd.	1,500	24,273
Enplas Corp.	500	28,732
ESPEC Corp.	2,000	15,272
Foster Electric Co. Ltd.	1,000	12,119
Fudo Tetra Corp.	4,500	10,044
Fuji Kyuko Co. Ltd.	5,000	50,122
Fuji Machine Manufacturing Co. Ltd.	3,500	30,940
Fuji Oil Co. Ltd. New	3,000	40,587
Fuji Seal International Inc.	500	16,275
Fuji Soft Inc.	2,000	41,821
Fujibo Holdings Inc.	5,000	11,503
Fujimi Inc.	500	5,776
Fujita Kanko Inc.	5,000	16,446
Fujitsu Frontech Ltd.	2,000	22,320
Funai Electric Co. Ltd.	500	5,365
Furukawa Co. Ltd.	15,000	27,166
Furuno Electric Co. Ltd.	2,000	13,510
Futaba Corp.	1,500	23,554
Futaba Industrial Co. Ltd.	4,000	17,934
Fuyo General Lease Co. Ltd.	1,000	34,410
Gecoss Corp.	1,500	14,068
Geo Holdings Corp.	2,000	18,306
GMO Internet Inc.	3,000	26,461
Goldcrest Co. Ltd.	1,060	22,113
Gun-Ei Chemical Industry Co. Ltd.	5,000	18,013
H.I.S. Co. Ltd.	1,000	27,734
Hanwa Co. Ltd.	10,000	39,060
Hazama Ando Corp.	7,500	33,040
Heiwa Real Estate Co. Ltd.	2,000	31,385
Hioki E.E. Corp.	1,000	15,732
Hitachi Zosen Corp.	7,000	34,263
Hogy Medical Co. Ltd.	1,000	51,493
Hokkan Holdings Ltd.	5,000	13,020
Hokuetsu Kishu Paper Co. Ltd.	7,500	35,683
Honeys Co. Ltd.	1,100	10,305
HORIBA Ltd.	1,500	51,762
Hosiden Corp.	4,500	20,441
IBJ Leasing Co. Ltd.	1,500	34,332
Ichibanya Co. Ltd.	1,500	60,646
Ichiyoshi Securities Co. Ltd.	2,000	23,828
Iino Kaiun Kaisha Ltd.	5,000	24,572
Inaba Denki Sangyo Co. Ltd.	2,000	61,282

Security	Shares	Value

Inaba Seisakusho Co. Ltd.	1,500	$19,001
Internet Initiative Japan Inc.	1,000	23,191
Iseki & Co. Ltd.	10,000	25,844
Ishihara Sangyo Kaisha Ltd.[a]	20,000	18,992
IT Holdings Corp.	2,500	38,718
Iwatani Corp.	5,000	29,320
J Trust Co. Ltd.	3,000	32,305
Japan Digital Laboratory Co. Ltd.	1,500	21,865
Japan Securities Finance Co. Ltd.	5,000	27,509
Japan Transcity Corp.	5,000	15,223
JCR Pharmaceuticals Co. Ltd.	500	10,343
Joshin Denki Co. Ltd.	5,000	40,480
Juki Corp.[a]	10,000	20,558
JVC Kenwood Corp.[a]	6,000	12,687
Kadokawa Corp.	1,000	32,893
Kanamoto Co. Ltd.	1,000	31,424
Kanematsu Corp.	20,000	30,739
Kanto Denka Kogyo Co. Ltd.[a]	5,000	11,943
Keihin Corp.	2,000	28,977
Keiyo Co. Ltd.	5,000	23,054
Kenedix Inc.[a]	6,500	22,398
Kinugawa Rubber Industrial Co. Ltd.	5,000	20,901
Kisoji Co. Ltd.	2,500	45,105
Kitagawa Iron Works Co. Ltd.	5,000	8,125
Kitz Corp.	1,500	7,093
Kiyo Bank Ltd. (The)	4,500	52,996
Komori Corp.	2,500	31,791
Kourakuen Corp.	2,500	32,208
Kumagai Gumi Co. Ltd.[a]	10,000	25,844
Kureha Corp.	10,000	47,283
Kyoei Steel Ltd.	1,500	26,006
Kyoritsu Maintenance Co. Ltd.	1,500	51,175
Kyowa Exeo Corp.	5,000	64,709
Leopalace21 Corp.[a]	9,000	46,520
Maeda Corp.	5,000	37,200
Maezawa Kasei Industries Co. Ltd.	2,500	26,065
Makino Milling Machine Co. Ltd.	5,000	37,200
Mars Engineering Corp.	1,000	18,669
Maruha Nichiro Corp.[a]	2,000	31,718
Marusan Securities Co. Ltd.	2,500	17,474
Matsuya Co. Ltd.	1,500	13,568
Matsuya Foods Co. Ltd.	2,000	35,928
Megachips Corp.	1,000	11,787
MEGMILK SNOW BRAND Co. Ltd.	2,000	26,549
Meidensha Corp.	10,000	41,410
Meitec Corp.	2,000	53,235
MIRAIT Holdings Corp.	1,500	13,186
Mitsubishi Paper Mills Ltd.[a]	25,000	21,537
Mitsubishi Pencil Co. Ltd.	1,000	29,711
Mitsubishi Steel Manufacturing Co. Ltd.	5,000	9,985
Mitsui Matsushima Co. Ltd.	5,000	7,244
Mitsumi Electric Co. Ltd.	3,500	22,442
Mitsuuroko Group Holdings Co. Ltd.	6,000	32,599
Miura Co. Ltd.	1,500	42,687
Monex Group Inc.	3,000	10,044
MonotaRO Co. Ltd.	1,000	20,196
Mr Max Corp.	8,500	27,210
Nachi-Fujikoshi Corp.	5,000	30,935
Nagaileben Co. Ltd.	2,000	38,532
Nankai Electric Railway Co. Ltd.	20,000	77,533
Net One Systems Co. Ltd.	3,000	24,405
Nice Holdings Inc.	5,000	10,132
Nichi-Iko Pharmaceutical Co. Ltd.	2,250	34,934

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Nichicon Corp.	2,500	$18,551
Nichii Gakkan Co.	1,000	8,801
Nifco Inc.	3,000	83,700
Nihon Dempa Kogyo Co. Ltd.	1,500	12,056
Nihon Kohden Corp.	1,500	61,454
Nihon M&A Center Inc.	1,500	35,051
Nihon Unisys Ltd.	3,500	35,497
Nikkiso Co. Ltd.	4,000	44,797
Nippon Carbon Co. Ltd.	10,000	17,621
Nippon Chemi-Con Corp.[a]	5,000	15,957
Nippon Chemiphar Co. Ltd.	5,000	24,033
Nippon Coke & Engineering Co. Ltd.	15,000	17,474
Nippon Denko Co. Ltd.	5,000	13,901
Nippon Gas Co. Ltd.	1,500	24,816
Nippon Konpo Unyu Soko Co. Ltd.	3,000	50,661
Nippon Light Metal Holdings Co. Ltd.	21,500	30,308
Nippon Parking Development Co. Ltd.	26,500	28,018
Nippon Soda Co. Ltd.	5,000	27,802
Nippon Suisan Kaisha Ltd.[a]	16,000	36,809
Nippon Yakin Kogyo Co. Ltd.[a,c]	5,000	13,852
Nishimatsu Construction Co. Ltd.	5,000	17,964
Nishio Rent All Co. Ltd.	1,000	36,760
Nissha Printing Co. Ltd.[a]	1,000	13,010
Nissin Kogyo Co. Ltd.	2,500	46,158
Nitto Boseki Co. Ltd.	10,000	41,703
Nitto Kogyo Corp.	1,000	20,715
NOF Corp.	10,000	69,310
Noritsu Koki Co. Ltd.	3,000	21,498
Noritz Corp.	2,500	44,371
Oenon Holdings Inc.	10,000	25,355
Oita Bank Ltd. (The)	10,000	36,417
Okabe Co. Ltd.	2,000	27,469
Okamura Corp.	5,000	42,682
Oki Electric Industry Co. Ltd.	15,000	29,369
Okumura Corp.	15,000	68,576
Olympic Corp.	1,500	13,539
Onoken Co. Ltd.	2,500	26,383
Optex Co. Ltd.	1,000	16,270
OSG Corp.	3,500	56,466
OSJB Holdings Corp.[a]	6,500	9,481
Panasonic Industrial Devices SUNX Co. Ltd.	3,000	13,568
Paramount Bed Holdings Co. Ltd.	600	18,091
Parco Co. Ltd.	2,000	16,035
Pasona Group Inc.	3,000	15,330
Penta-Ocean Construction Co. Ltd.	10,000	32,697
Pioneer Corp.[a]	11,000	23,798
Raito Kogyo Co. Ltd.	1,500	12,922
Relo Holdings Inc.	500	27,411
Right On Co. Ltd.	2,000	14,175
Riken Technos Corp.	5,000	25,893
Ringer Hut Co. Ltd.	2,500	37,176
Round One Corp.	2,500	17,939
Royal Holdings Co. Ltd.	3,500	51,087
Ryosan Co. Ltd.	2,000	42,271
S.T. Corp.	3,500	33,921
Sagami Chain Co. Ltd.	5,000	45,326
Saibu Gas Co. Ltd.	20,000	50,122
Saizeriya Co. Ltd.	2,500	28,683
San-Ai Oil Co. Ltd.	5,000	33,284
Sanken Electric Co. Ltd.[a]	5,000	34,753
Sankyo Tateyama Inc.	500	9,887
Sankyu Inc.	10,000	38,081
Sanshin Electronics Co. Ltd.	2,500	15,688

Security	Shares	Value

Sanwa Holdings Corp.	5,000	$30,543
Sanyo Special Steel Co. Ltd.	5,000	19,481
Sasebo Heavy Industries Co. Ltd.[a]	10,000	11,160
Seiko Holdings Corp.	5,000	18,257
Senshukai Co. Ltd.	3,000	25,551
Shikoku Chemicals Corp.	5,000	34,263
Shima Seiki Manufacturing Ltd.	1,000	16,681
Shimojima Co. Ltd.	3,000	30,573
Shinwa Co. Ltd.	1,500	17,357
Ship Healthcare Holdings Inc.	1,500	51,101
SHO-BOND Holdings Co. Ltd.	1,000	45,081
Showa Corp.	2,500	27,460
Sinfonia Technology Co. Ltd.	10,000	15,370
Sintokogio Ltd.	1,500	10,778
Sodick Co. Ltd.	5,000	18,551
Star Micronics Co. Ltd.	2,500	30,813
Sumitomo Mitsui Construction Co. Ltd.[a]	27,000	27,753
Sumitomo Warehouse Co. Ltd. (The)	5,000	24,229
SWCC Showa Holdings Co. Ltd.[a]	10,000	9,594
T-Gaia Corp.	2,500	22,026
Tadano Ltd.	5,000	70,778
Taikisha Ltd.	1,000	21,625
Taisei Lamick Co. Ltd.	1,000	24,366
Takaoka Toko Co. Ltd.	500	7,132
Takiron Co. Ltd.	5,000	20,264
Tamura Corp.	5,000	11,894
Tatsuta Electric Wire and Cable Co. Ltd.	1,000	4,993
Tekken Corp.	5,000	14,586
Tenma Corp.	2,500	32,673
Toa Oil Co. Ltd.	10,000	15,370
Toagosei Co. Ltd.	15,000	62,849
TOC Co. Ltd.	5,000	34,019
Toda Kogyo Corp.	5,000	13,510
Toho Bank Ltd. (The)	15,000	50,220
Toho Holdings Co. Ltd.	3,000	60,558
Toho Titanium Co. Ltd.[a]	4,000	24,944
Toho Zinc Co. Ltd.	5,000	15,908
TOKAI Holdings Corp.	4,000	13,862
TOKO Inc.	5,000	14,489
Tokushu Tokai Paper Co. Ltd.	5,000	11,013
Tokuyama Corp.	15,000	43,466
Tokyo Dome Corp.	5,000	22,369
Tokyo Ohka Kogyo Co. Ltd.	2,500	57,146
Tokyo Seimitsu Co. Ltd.	1,500	25,286
Tokyo Steel Manufacturing Co. Ltd.	4,000	19,540
Tokyo Tomin Bank Ltd. (The)	3,500	36,319
Tokyotokeiba Co. Ltd.	5,000	13,265
Tokyu Construction Co. Ltd.	2,750	12,141
TOLI Corp.	10,000	19,285
Tomy Co. Ltd.	2,500	11,870
Topcon Corp.	2,500	43,637
Torishima Pump Manufacturing Co. Ltd.	1,000	12,256
Tosho Printing Co. Ltd.	5,000	19,139
Totetsu Kogyo Co. Ltd.	500	10,166
Toyo Construction Co. Ltd.	2,500	8,860
Toyo Electric Manufacturing Co. Ltd.	5,000	17,964
Toyo Engineering Corp.	5,000	22,075
Toyo Ink SC Holdings Co. Ltd.	5,000	20,411
Toyo Tanso Co. Ltd.	1,000	24,014
Toyo Tire & Rubber Co. Ltd.	5,000	37,249
Trans Cosmos Inc.	2,500	46,549
TSI Holdings Co. Ltd.	3,000	20,235
Tsubakimoto Chain Co.	5,000	35,634

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Tsukui Corp.	1,000	$11,229
UACJ Corp.	10,000	39,550
ULVAC Inc.[a]	2,000	37,905
Unipres Corp.	500	9,657
United Arrows Ltd.	1,000	38,669
Unitika Ltd.[a]	20,000	11,356
Wacom Co. Ltd.	5,500	36,021
Watami Co. Ltd.	2,000	29,134
Wood One Co. Ltd.	5,000	13,950
Xebio Co. Ltd.	900	16,617
Yachiyo Bank Ltd. (The)	1,000	27,039
Yamada SxL Home Co. Ltd.[a,c]	5,000	5,629
Yamanashi Chuo Bank Ltd. (The)	10,000	43,368
Yodogawa Steel Works Ltd.	5,000	19,677
Yomiuri Land Co. Ltd.	5,000	19,285
Zenkoku Hosho Co. Ltd.	2,500	55,972
Zensho Holdings Co. Ltd.[c]	4,500	45,551

		8,108,734
LIECHTENSTEIN — 0.05%
Liechtensteinische Landesbank AG Bearer	510	25,197

		25,197
NETHERLANDS — 2.38%
Aalberts Industries NV	3,934	130,831
Arcadis NV	2,160	76,611
ASM International NV	1,980	86,465
BinckBank NV	2,975	33,586
Corbion NV	2,434	56,326
Delta Lloyd NV	6,062	159,322
Eurocommercial Properties NV	1,270	58,269
Grontmij NVa	2,426	12,950
Koninklijke BAM Groep NV	6,895	37,294
Koninklijke Ten Cate NV	775	23,055
Koninklijke Wessanen NV	6,110	36,073
Nutreco NV	2,290	106,242
PostNL NVa	14,665	64,295
Royal Imtech NVa,c	15,975	31,209
TKH Group NV	395	13,747
TomTom NVa	2,670	18,966
USG People NV	3,067	52,838
VastNed Retail NV	530	27,242
Wereldhave NV	860	72,226

		1,097,547
NEW ZEALAND — 0.92%
Freightways Ltd.	10,375	44,566
Goodman Property Trust	64,275	54,943
Infratil Ltd.	27,980	55,287
Kathmandu Holdings Ltd.	9,085	28,488
Mainfreight Ltd.	3,330	38,335
New Zealand Oil & Gas Ltd.	23,725	15,796
Nuplex Industries Ltd.	9,410	28,294
Precinct Properties New Zealand Ltd.	55,315	48,472
Tower Ltd.	21,880	30,451
Trade Me Group Ltd.	15,805	53,633
Vital Healthcare Property Trust	21,265	24,480

		422,745

Security	Shares	Value

NORWAY — 2.25%
Archer Ltd.[a]	8,360	$11,341
Atea ASA	5,365	61,477
Austevoll Seafood ASA	1,440	9,284
BW Offshore Ltd.	19,100	24,885
Cermaq ASA	1,680	19,815
Det norske oljeselskap ASA[a,c]	2,225	24,263
DNO International ASA[a]	34,280	118,620
Fred Olsen Energy ASA	1,060	33,654
Golden Ocean Group Ltd.[c]	5,581	9,848
Marine Harvest ASA	8,146	99,567
Nordic Semiconductor ASA[a]	6,121	34,222
Norwegian Air Shuttle ASa,c	515	20,406
Norwegian Property ASA[a]	23,940	30,346
Opera Software ASA	2,660	34,254
Petroleum Geo-Services ASA	6,555	78,854
Prosafe SE	5,680	49,876
REC Silicon ASA[a]	73,770	40,972
SpareBank 1 SMN	4,720	41,802
SpareBank 1 SR Bank ASA	3,495	33,741
Storebrand ASA[a]	11,250	62,935
TGS-NOPEC Geophysical Co. ASA	3,710	127,693
Tomra Systems ASA	7,350	68,180

		1,036,035
PORTUGAL — 0.88%
Altri SGPS SA	9,805	33,254
Banco Comercial Portugues SA Registered[a]	406,650	123,481
Mota-Engil SGPS SA	4,855	37,071
Portucel SA	10,720	50,760
Semapa — Sociedade de Investimento e Gestao SGPS SA	2,565	38,464
Sonae SGPS SA	36,930	69,332
ZON OPTIMUS SGPS SA	7,185	51,794

		404,156
SINGAPORE — 2.84%
AIMS AMP Capital Industrial REIT	29,375	33,111
ARA Asset Management Ltd.	22,660	32,943
Ascendas Hospitality Trust	60,000	34,413
Ascendas India Trust	30,000	18,282
Ascott Residence Trust	36,000	34,413
Biosensors International Group Ltd.	66,000	49,946
Blumont Group Ltd.[a]	52,500	1,171
Cache Logistics Trust	45,000	41,224
CDL Hospitality Trusts	40,000	57,195
China Fishery Group Ltd.	35,400	10,998
CitySpring Infrastructure Trust	95,000	35,946
CSE Global Ltd.	25,000	11,849
Ezion Holdings Ltd.	30,000	54,248
Ezra Holdings Ltd.	25,000	20,910
Far East Hospitality Trust	30,000	21,149
First REIT	15,000	13,861
First Resources Ltd.[c]	20,000	40,945
Fortune REIT	30,000	23,566
Frasers Centrepoint Trust	25,000	35,747
Gallant Venture Ltd.[a]	115,000	27,482
GMG Global Ltd.	230,000	16,489
GuocoLeisure Ltd.	35,000	26,905
Hi-P International Ltd.	15,000	6,930
Hong Leong Asia Ltd.	10,000	12,706

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Hyflux Ltd.	30,500	$29,155
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—
Keppel REIT Management Ltd.	45,000	43,374
LionGold Corp. Ltd.[a]	35,000	2,732
Lippo Malls Indonesia Retail Trust	85,000	27,423
Mapletree Commercial Trust	40,000	40,307
Mapletree Industrial Trust	60,000	68,825
Mapletree Logistics Trust[c]	65,600	57,482
Midas Holdings Ltd.	50,000	18,720
Oceanus Group Ltd.[a]	420,899	5,700
OUE Hospitality Trust	2,500	1,733
OUE Ltd.	15,000	27,124
Parkway Life REIT	25,000	49,986
Perennial China Retail Trust	20,000	8,842
Raffles Education Corp. Ltd.[a]	65,800	15,463
Sabana Shari’ah Compliant Industrial REIT	30,000	24,495
SATS Ltd.	20,000	50,504
Starhill Global REIT	55,000	35,488
Super Group Ltd.	10,000	27,881
Swiber Holdings Ltd.	20,000	10,196
Tat Hong Holdings Ltd.	30,000	19,357
Tiger Airways Holdings Ltd.[a]	72,000	25,236
United Engineers Ltd.	15,000	25,810
Ying Li International Real Estate Ltd.[a]	65,000	13,980
Yoma Strategic Holdings Ltd.[c]	30,000	16,967

		1,309,209
SOUTH KOREA — 5.19%
3S Korea Co. Ltd.[a]	1,950	10,549
Binggrae Co. Ltd.	310	28,201
Chong Kun Dang Pharmaceutical Corp.	439	31,184
Chongkundang Holdings Corp.	390	18,758
CJ CGV Co. Ltd.	570	26,506
CJ E&M Corp.[a]	1,205	58,775
CJ Hellovision Co. Ltd.	1,600	27,330
CJ O Shopping Co. Ltd.	150	52,957
CNK International Co. Ltd.[a]	1,860	4,248
Daekyo Co. Ltd.	4,250	27,352
Daesang Corp.	800	31,588
Dong-A ST Co. Ltd.	240	24,620
Dongsuh Companies Inc.	1,845	28,212
Dongwon Industries Co. Ltd.	70	21,983
E1 Corp.	470	31,931
Fila Korea Ltd.	405	35,236
Gamevil Inc.[a]	585	39,574
GemVax & Kael Co. Ltd.[a]	835	15,515
Grand Korea Leisure Co. Ltd.	600	24,998
Green Cross Cell Corp.[a]	155	5,055
Green Cross Holdings Corp.	1,650	22,675
GS Home Shopping Inc.	190	42,898
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,150	13,522
Hankook Tire Worldwide Co. Ltd.	1,250	25,283
Hanmi Pharm Co. Ltd.[a]	338	38,108
Hansae Co. Ltd.	2,000	41,517
Hanssem Co. Ltd.	590	48,191
Hotel Shilla Co. Ltd.	1,337	112,441
Hyundai Greenfood Co. Ltd.	3,150	52,891
Hyundai Home Shopping Network Corp.	290	43,501
iMarketKorea Inc.	1,100	33,161
Interpark Corp.	1,755	19,617
JB Financial Group Co. Ltd.	4,450	32,773
KEPCO Plant Service & Engineering Co. Ltd.	445	28,940

Security	Shares	Value

KISCO Corp.	850	$23,074
KIWOOM Securities Co. Ltd.	630	30,912
Kolao Holdings	2,000	49,647
Kolon Industries Inc.	780	51,784
Korea Aerospace Industries Ltd.	1,750	55,804
Korean Reinsurance Co.	4,054	40,018
Kumho Tire Co. Inc.[a]	5,700	71,712
LF Corp.	900	23,343
LG Innotek Co. Ltd.[a]	245	27,030
LG International Corp.	1,050	31,044
LIG Insurance Co. Ltd.	1,350	39,521
Lotte Food Co. Ltd.	40	29,962
LOTTE Himart Co. Ltd.	510	35,783
LS Industrial Systems Co. Ltd.	575	36,727
Lumens Co. Ltd.[a]	1,545	20,709
Medipost Co. Ltd.[a]	130	8,681
Medy-Tox Inc.	95	14,030
Meritz Finance Group Inc.	2,900	20,853
Meritz Fire & Marine Insurance Co. Ltd.	2,350	29,224
Meritz Securities Co. Ltd.	11,000	24,112
Nexen Tire Corp.	1,250	17,118
Ottogi Corp.	85	33,686
Paradise Co. Ltd.	1,315	48,869
Partron Co. Ltd.	1,815	24,591
Poongsan Corp.	1,150	28,269
POSCO Chemtech Co. Ltd.	235	33,932
POSCO ICT Co. Ltd.	2,570	21,265
S.M. Entertainment Co.[a]	685	32,318
Samchully Co. Ltd.	230	34,501
Seegene Inc.[a]	425	23,239
Seoul Semiconductor Co. Ltd.	1,255	50,343
SK Broadband Co. Ltd.[a]	5,070	21,000
SK Chemicals Co. Ltd.	750	43,622
SK Gas Co. Ltd.	400	36,775
Taekwang Industrial Co. Ltd.	30	38,643
Taihan Electric Wire Co. Ltd.[a]	3,850	7,843
ViroMed Co. Ltd.[a]	515	26,067
Young Poong Corp.	30	34,550
Youngone Corp.	1,000	40,743
Youngone Holdings Co. Ltd.	420	29,916

		2,391,350
SPAIN — 2.63%
Abengoa SA	2,555	14,213
Abengoa SA Class B	14,070	62,643
Abengoa SA New	277	1,306
Almirall SA	1,970	32,969
Atresmedia Corporacion de Medios de Comunicacion SAa	2,090	29,935
Bolsas y Mercados Espanoles	2,076	90,370
Construcciones y Auxiliar de Ferrocarriles SA	120	57,403
Duro Felguera SA	3,545	24,183
Ebro Foods SA	3,525	81,134
Ence Energia y Celulosa SA	10,025	29,468
FAES FARMA SA	8,516	26,332
FAES FARMA SA New[a]	340	1,051
Fomento de Construcciones y Contratas SAa	1,471	32,359
Gamesa Corporacion Tecnologica SAa	7,650	75,851
Grupo Catalana Occidente SA	2,825	110,342
Indra Sistemas SA	4,380	82,047
Melia Hotels International SAc	3,190	40,250
NH Hoteles SAa	3,865	24,651
Obrascon Huarte Lain SA	1,750	80,959

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Papeles y Cartones de Europa SA	5,141	$28,406
Prosegur Compania de Seguridad SA	8,850	59,269
Realia Business SAa	5,511	10,163
Sacyr SAa	5,967	39,134
Tecnicas Reunidas SAc	1,000	60,155
Tubacex SA	2,060	10,083
Tubos Reunidos SA	390	1,206
Viscofan SA	1,565	81,482
Zeltia SAa	7,025	26,446

		1,213,810
SWEDEN — 4.50%
AarhusKarlshamn AB	940	62,644
Active Biotech ABa,c	1,735	9,158
AF AB Class B	715	25,783
Avanza Bank Holding AB	1,455	54,365
Axfood AB	905	48,007
Axis Communications ABc	1,475	43,886
Betsson AB	1,330	48,266
Billerud AB	6,440	93,582
Castellum AB	7,380	125,248
CDON Group ABa,c	3,765	15,310
Clas Ohlson AB Class B	1,000	22,020
Concentric AB	1,746	24,649
D. CARNEGIE & Co. ABa	2	15
Eniro ABa	3,165	25,060
Fastighets AB Balder Class Ba	1,545	19,737
Hakon Invest AB	2,630	87,897
Haldex AB	2,036	25,931
Hexpol AB	1,010	95,159
Hufvudstaden AB Class A	4,050	59,039
Intrum Justitia AB	1,630	47,047
JM AB	2,220	74,944
KappAhl ABa	1,322	8,053
Klovern AB	4,735	25,866
Kungsleden AB	5,775	46,966
Lindab International ABa	4,000	49,717
Loomis AB Class B	1,910	51,729
Lundbergforetagen AB	655	30,504
Meda AB Class A	7,500	133,959
Mekonomen AB	500	13,312
NCC AB Class B	2,905	101,144
Nibe Industrier AB Class B	2,685	75,191
Nobia AB	2,356	21,330
Nordnet AB	1,821	8,970
Peab AB	7,150	55,132
Rezidor Hotel Group ABa,c	5,055	31,337
Saab AB Class B	1,495	45,651
SAS ABa,c	4,095	8,734
SkiStar AB	2,010	26,448
SSAB AB Class Ba,c	4,065	30,558
Swedish Orphan Biovitrum ABa	5,915	64,805
Trelleborg AB Class B	8,365	177,905
Wallenstam AB Class B	3,715	60,597

		2,075,655
SWITZERLAND — 3.95%
Allreal Holding AG Registered	345	48,628
AMS AG	280	42,106
Ascom Holding AG Registered	1,235	22,934
Autoneum Holding AGa	155	32,762

Security	Shares	Value

Basilea Pharmaceutica AG Registered[a]	155	$16,187
Belimo Holding AG Registered	10	28,122
Bucher Industries AG Registered	360	116,940
Burckhardt Compression Holding AG	85	44,023
Dufry AG Registered[a]	845	139,546
EFG International AG	506	6,408
Emmi AG	60	21,994
Flughafen Zurich AG Registered	67	42,196
Forbo Holding AG Registered[a]	75	77,560
Gategroup Holding AGa	890	27,697
Georg Fischer AG Registered[a]	120	94,997
Helvetia Holding AG Registered	255	126,711
Implenia AG Registered	370	27,106
Kaba Holding AG Class B Registered	160	77,006
Kudelski SA Bearer	1,600	27,531
Kuoni Reisen Holding AG Class B Registered[a]	100	44,154
Logitech International SA Registered	5,470	73,932
Meyer Burger Technology AGa	2,475	30,500
Mobimo Holding AG Registered	230	49,346
Nobel Biocare Holding AG Registered[a]	3,565	49,601
OC Oerlikon Corp. AG Registered[a]	6,080	96,678
Panalpina Welttransport Holding AG Registered	480	75,234
Rieter Holding AG Registered[a]	115	25,927
Schmolz + Bickenbach AG Registered[a]	15,810	22,626
Schweizerische National-Versicherungs-Gesellschaft AG Registered	305	21,114
St Galler Kantonalbank AG Registered	75	32,199
Straumann Holding AG Registered	240	53,182
Tecan AG Registered	325	40,530
Temenos Group AG Registered[a]	1,655	59,211
Valiant Holding AG Registered	555	61,429
Valora Holding AG Registered	100	28,224
Vontobel Holding AG Registered	925	36,193

		1,820,534
UNITED KINGDOM — 24.63%
888 Holdings PLC	3,025	7,488
Afren PLC[a]	32,871	87,419
African Barrick Gold PLC	3,470	14,549
Alent PLC	8,310	44,621
Amlin PLC	17,020	128,665
APR Energy PLC[c]	3,175	42,568
Asia Resource Minerals PLC[a]	3,750	11,983
AVEVA Group PLC	2,240	79,732
AZ Electronic Materials SA	12,435	84,534
Balfour Beatty PLC	21,521	101,859
Bank of Georgia Holdings PLC	745	32,745
BBA Aviation PLC	12,310	64,437
Beazley PLC	16,680	69,061
Bellway PLC	3,640	88,446
Berendsen PLC	3,700	64,663
Betfair Group PLC	3,030	49,475
Big Yellow Group PLC	3,545	30,768
Bodycote PLC	7,256	89,502
Booker Group PLC	42,945	106,597
Bovis Homes Group PLC	5,245	70,010
Brewin Dolphin Holdings PLC	7,345	40,060
Britvic PLC	9,480	115,974
BTG PLC[a]	10,785	96,883
Bwin.Party Digital Entertainment PLC[a]	23,110	49,636
Cable & Wireless Communications PLC	76,235	67,968
Cairn Energy PLC[a]	18,185	56,592
Cape PLC	3,460	17,542

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

Capital & Counties Properties PLC	18,695	$105,341
Carillion PLC	15,700	98,035
Carphone Warehouse Group PLC	10,415	54,130
Catlin Group Ltd.	14,250	127,167
Centamin PLC[a]	37,285	40,765
Chemring Group PLC	7,625	28,840
Chesnara PLC	4,310	23,980
Cineworld Group PLC	5,660	30,846
Close Brothers Group PLC	5,860	138,133
COLT Group SAa	10,405	23,016
Computacenter PLC	2,525	27,756
Connect Group PLC	3,140	9,544
Countrywide PLC	4,290	42,848
Cranswick PLC	1,450	29,307
Crest Nicholson Holdings PLC	4,085	24,004
CSR PLC	6,055	58,738
Daejan Holdings PLC	225	17,761
Dairy Crest Group PLC	4,525	35,292
Darty PLC	19,480	33,633
DCC PLC	2,360	120,864
De La Rue PLC	3,105	42,966
Debenhams PLC	37,620	50,946
Dechra Pharmaceuticals PLC	2,320	27,030
Derwent London PLC	3,135	143,986
Devro PLC	4,695	16,767
Dignity PLC	1,959	47,336
Diploma PLC	3,100	34,469
Dixons Retail PLC[a]	110,871	84,208
Domino Printing Sciences PLC	3,425	44,820
Domino’s Pizza Group PLC	4,565	39,620
DS Smith PLC	32,585	173,317
Dunelm Group PLC	2,435	38,505
Electrocomponents PLC	14,175	69,532
Elementis PLC	15,525	72,693
EnQuest PLC[a]	22,535	52,245
Enterprise Inns PLC[a]	15,085	34,769
Entertainment One Ltd.[a]	4,830	24,141
Essentra PLC	6,660	89,966
esure Group PLC	4,985	21,170
F&C Asset Management PLC	15,425	31,099
Fenner PLC	6,405	44,764
Fidessa Group PLC	1,130	42,779
FirstGroup PLC[a]	40,165	87,624
Foxtons Group PLC	5,280	28,360
Galliford Try PLC	3,545	71,113
Gem Diamonds Ltd.[a]	3,680	10,315
Genel Energy PLC[a]	4,050	66,266
Genus PLC	1,920	32,874
Go-Ahead Group PLC (The)	1,500	49,973
Grafton Group PLC Units	7,445	73,039
Grainger PLC	10,270	37,024
Great Portland Estates PLC	10,910	115,506
Greencore Group PLC	11,953	52,698
Greene King PLC	7,930	119,240
Greggs PLC	2,940	26,559
Halfords Group PLC	7,200	53,822
Halma PLC	10,265	97,325
Hansteen Holdings PLC	14,190	24,655
Hays PLC	43,325	110,247
Helical Bar PLC	2,735	16,764
Henderson Group PLC	27,355	115,845
Heritage Oil PLC[a]	6,265	33,344
Hikma Pharmaceuticals PLC	4,890	128,149

Security	Shares	Value

Hiscox Ltd.	12,126	$144,556
Hochschild Mining PLC	4,705	13,109
Home Retail Group PLC	25,451	87,670
Homeserve PLC	10,630	60,633
Howden Joinery Group PLC	22,425	123,139
Hunting PLC	4,065	58,103
IG Group Holdings PLC	11,860	127,367
Imagination Technologies Group PLC[a]	4,535	15,024
Inchcape PLC	13,875	150,178
Intermediate Capital Group PLC	14,325	107,300
International Personal Finance PLC	7,275	68,669
Interserve PLC	6,320	70,540
ITE Group PLC	6,090	23,652
Jardine Lloyd Thompson Group PLC	4,411	78,504
JD Wetherspoon PLC	5,275	75,131
Jupiter Fund Management PLC	11,270	73,874
Kazakhmys PLC[a]	7,815	31,420
Kcom Group PLC	13,080	20,783
Keller Group PLC	3,295	55,471
Kentz Corp. Ltd.	2,245	27,370
Kier Group PLC	1,800	50,545
Ladbrokes PLC	20,345	52,664
Laird PLC	9,525	44,648
Lamprell PLC[a]	4,460	11,560
Lancashire Holdings Ltd.	6,865	81,143
LondonMetric Property PLC	17,055	39,828
Man Group PLC	48,470	80,657
Marston’s PLC	28,455	70,726
Michael Page International PLC	10,715	84,638
Micro Focus International PLC	4,241	55,499
Millennium & Copthorne Hotels PLC	3,125	29,286
Mitchells & Butlers PLC[a]	11,460	85,240
Mitie Group PLC	7,215	38,754
Moneysupermarket.com Group PLC	13,455	41,349
Morgan Advanced Materials PLC	10,520	59,508
Mothercare PLC[a]	2,255	7,092
N Brown Group PLC	5,715	49,505
National Express Group PLC	13,870	65,366
New World Resources PLC Class Aa,c	1,195	777
NMC Health PLC	1,720	12,779
Ocado Group PLC[a]	14,025	79,571
Ophir Energy PLC[a]	13,630	60,667
Oxford Instruments PLC	1,625	35,369
Pace PLC	9,040	55,670
Paragon Group of Companies PLC	9,385	56,732
Partnership Assurance Group PLC[a]	3,270	7,288
Pennon Group PLC	12,150	155,408
Petra Diamonds Ltd.[a]	12,595	34,666
Phoenix Group Holdings	5,757	66,394
Playtech Ltd.	4,645	52,315
Premier Farnell PLC	16,170	60,587
Premier Foods PLC[a]	16,356	15,880
Premier Oil PLC	15,730	89,988
Provident Financial PLC	4,470	149,975
QinetiQ Group PLC	17,855	63,554
Rathbone Brothers PLC	1,800	58,812
Redefine International PLC	22,605	21,184
Redrow PLC	10,275	49,725
Regus PLC	23,260	82,086
Renishaw PLC	1,061	32,553
Restaurant Group PLC (The)	4,675	49,258
Rightmove PLC	2,870	116,792
Rotork PLC	2,441	106,795

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

RPC Group PLC	6,815	$69,045
RPS Group PLC	9,655	48,012
Salamander Energy PLC[a]	6,825	15,443
Savills PLC	4,570	46,300
SDL PLC	2,550	12,971
Senior PLC	12,370	59,696
Shaftesbury PLC	8,915	99,578
Shanks Group PLC	13,240	22,748
SIG PLC	15,828	51,181
SOCO International PLC[a]	8,130	59,318
Spectris PLC	3,760	141,264
Speedy Hire PLC	10,525	10,041
Spirax-Sarco Engineering PLC	2,402	117,580
Spirent Communications PLC	19,810	31,828
Spirit Pub Co. PLC	23,070	30,580
St. Modwen Properties PLC	4,990	31,302
Stagecoach Group PLC	16,655	104,336
SuperGroup PLC[a]	925	20,773
SVG Capital PLC[a]	5,430	38,968
Synergy Health PLC	1,605	33,606
Synthomer PLC	8,410	37,490
TalkTalk Telecom Group PLC	19,065	92,327
Ted Baker PLC	710	22,167
Telecity Group PLC	6,365	77,060
Telecom plus PLC	1,695	44,305
Thomas Cook Group PLC[a]	44,255	130,548
Tullett Prebon PLC	8,700	46,701
UBM PLC	7,750	85,911
UDG Healthcare PLC	7,720	46,759
Ultra Electronics Holdings PLC	1,855	53,123
UNITE Group PLC	8,948	63,836
Vesuvius PLC	9,190	64,709
Victrex PLC	3,320	104,327
W.S. Atkins PLC	3,695	80,049
WH Smith PLC	4,635	85,621
Workspace Group PLC	2,745	26,605
Xchanging PLC	6,445	17,276

		11,360,357

TOTAL COMMON STOCKS
(Cost: $42,704,202)		45,487,700

INVESTMENT COMPANIES — 0.41%

SOUTH KOREA — 0.20%
Macquarie Korea Infrastructure Fund	15,250	94,455

		94,455
SWITZERLAND — 0.17%
BB Biotech AG Registered[a]	460	77,011

		77,011
UNITED KINGDOM — 0.04%
F&C Commercial Property Trust Ltd.	8,205	16,556

		16,556

TOTAL INVESTMENT COMPANIES
(Cost: $154,835)		188,022

Security	Shares	Value

PREFERRED STOCKS — 0.37%

GERMANY — 0.25%
Biotest AG	280	$36,863
Draegerwerk AG & Co. KGaA	240	28,352
Jungheinrich AG	386	28,660
Sartorius AG	185	24,061

		117,936
ITALY — 0.12%
Unipol Gruppo Finanziario SpA	8,415	55,422

		55,422

TOTAL PREFERRED STOCKS
(Cost: $114,599)		173,358

RIGHTS — 0.02%

BERMUDA — 0.01%
Aquarius Platinum Ltd.[a]	39,170	4,895

		4,895
ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	129	111

		111
PORTUGAL — 0.00%
Mota-Engil SGPS SAa,b	4,855	—

		—
SWEDEN — 0.01%
Rezidor Hotel Group ABa	5,055	2,340

		2,340

TOTAL RIGHTS
(Cost: $54,122)		7,346

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	1

		1

TOTAL WARRANTS
(Cost: $0)		1

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

April 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.17%

MONEY MARKET FUNDS — 2.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	935,105	$935,105
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	50,889	50,889
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	14,427	14,427

		1,000,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,000,421)		1,000,421

TOTAL INVESTMENTS IN SECURITIES — 101.60%
(Cost: $44,028,179)		46,856,848
Other Assets, Less Liabilities — (1.60)%		(736,334)

NET ASSETS — 100.00%		$46,120,514

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

70

Schedule of Investments  (Unaudited)

iSHARES® FTSE CHINA ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.19%
AviChina Industry & Technology Co. Ltd. Class H	96,000	$51,264

		51,264

AIR FREIGHT & LOGISTICS — 0.14%
Sinotrans Ltd. Class H	66,000	36,436

		36,436

AIRLINES — 0.31%
Air China Ltd. Class H	72,000	40,862
China Eastern Airlines Corp. Ltd. Class Ha	60,000	18,496
China Southern Airlines Co. Ltd. Class H	73,000	21,751

		81,109

AUTOMOBILES — 3.00%
Brilliance China Automotive Holdings Ltd.	108,000	166,886
BYD Co. Ltd. Class Ha,b	24,000	129,243
Dongfeng Motor Group Co. Ltd. Class H	120,000	160,044
Geely Automobile Holdings Ltd.[b]	180,000	62,455
Great Wall Motor Co. Ltd. Class H	42,000	190,149
Guangzhou Automobile Group Co. Ltd. Class H	84,415	85,146

		793,923

BEVERAGES — 0.33%
Tsingtao Brewery Co. Ltd. Class H	12,000	87,374

		87,374

CAPITAL MARKETS — 1.07%
China Cinda Asset Management Co. Ltd.[a,b]	126,000	63,383
China Everbright Ltd.	36,000	48,106
China Galaxy Securities Co. Ltd. Class Ha	45,000	26,352
CITIC Securities Co. Ltd. Class H	36,000	72,252
Haitong Securities Co. Ltd. Class H	52,800	73,825

		283,918

CHEMICALS — 0.38%
China BlueChemical Ltd. Class H	72,000	38,634
Sinofert Holdings Ltd.[b]	72,000	8,915
Sinopec Shanghai Petrochemical Co. Ltd. Class H	144,000	35,104
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha,b	84,000	18,636

		101,289

COMMERCIAL BANKS — 24.21%
Agricultural Bank of China Ltd. Class H	930,000	389,857
Bank of China Ltd. Class H	3,018,000	1,327,432
Bank of Communications Co. Ltd. Class H	324,500	201,744
China CITIC Bank Corp. Ltd. Class H	300,200	178,892
China Construction Bank Corp. Class H	2,880,680	1,987,867
China Merchants Bank Co. Ltd. Class H	183,383	327,366
China Minsheng Banking Corp. Ltd. Class H	207,000	208,259

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	108,000	$47,363
Huishang Bank Corp. Ltd. Class Ha	66,000	29,966
Industrial and Commercial Bank of China Ltd. Class H	2,880,795	1,716,694

		6,415,440

COMMERCIAL SERVICES & SUPPLIES — 0.51%
China Everbright International Ltd.	102,000	127,881
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	12,000	6,361

		134,242

COMMUNICATIONS EQUIPMENT — 0.18%
ZTE Corp. Class Ha	24,032	49,038

		49,038

COMPUTERS & PERIPHERALS — 1.03%
Lenovo Group Ltd.	240,000	273,035

		273,035

CONSTRUCTION & ENGINEERING — 1.61%
China Communications Construction Co. Ltd. Class H	174,000	113,788
China Machinery Engineering Corp. Class H	18,000	11,887
China Railway Construction Corp. Ltd. Class H	78,000	64,490
China Railway Group Ltd. Class H	150,000	66,750
China State Construction International Holdings Ltd.	60,000	100,144
Metallurgical Corp. of China Ltd. Class Ha,b	114,000	21,909
Sinopec Engineering Group Co. Ltd.	42,000	46,914

		425,882

CONSTRUCTION MATERIALS — 1.48%
Anhui Conch Cement Co. Ltd. Class Hb	48,000	178,309
BBMG Corp. Class H	45,000	31,633
China National Building Material Co. Ltd. Class H	120,000	113,455
China National Materials Co. Ltd. Class H	54,000	10,448
China Resources Cement Holdings Ltd.	84,000	58,291

		392,136

DIVERSIFIED FINANCIAL SERVICES — 0.17%
Far East Horizon Ltd.	66,000	44,693

		44,693

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.51%
China Communications Services Corp. Ltd. Class H	109,200	55,355
China Telecom Corp. Ltd. Class H	648,000	332,657
China Unicom (Hong Kong) Ltd.	180,128	276,482

		664,494

ELECTRICAL EQUIPMENT — 0.61%
Dongfang Electric Corp. Ltd. Class H	12,000	18,729
Harbin Electric Co. Ltd. Class H	24,000	14,023
Shanghai Electric Group Co. Ltd. Class H	120,000	47,054
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	19,200	20,852
Zhuzhou CSR Times Electric Co. Ltd. Class H	21,000	61,622

		162,280

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

April 30, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.26%
Kingboard Chemical Holdings Co. Ltd.	27,100	$51,663
Kingboard Laminates Holdings Ltd.	42,000	16,252

		67,915
ENERGY EQUIPMENT & SERVICES — 0.65%
China Oilfield Services Ltd. Class H	72,000	171,622

		171,622
FOOD & STAPLES RETAILING — 0.62%
China Resources Enterprise Ltd.	48,000	136,518
Lianhua Supermarket Holdings Co. Ltd. Class H	18,600	10,316
Wumart Stores Inc. Class H	18,000	17,668

		164,502
FOOD PRODUCTS — 0.67%
Biostime International Holdings Ltd.	6,000	39,856
China Agri-Industries Holdings Ltd.	90,300	36,107
China Foods Ltd.[a]	24,000	8,110
China Huishan Dairy Holdings Co. Ltd.[a,b]	282,000	64,018
China Yurun Food Group Ltd.[a,b]	60,000	28,867

		176,958
GAS UTILITIES — 1.27%
China Gas Holdings Ltd.	60,000	97,513
China Resources Gas Group Ltd.	24,000	71,045
ENN Energy Holdings Ltd.	24,000	167,783

		336,341
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	72,438

		72,438
HEALTH CARE PROVIDERS & SERVICES — 0.57%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	24,600	45,057
Sinopharm Group Co. Ltd. Class H	40,800	107,357

		152,414
HOUSEHOLD DURABLES — 0.28%
Haier Electronics Group Co. Ltd.	30,000	73,676

		73,676
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.26%
Beijing Jingneng Clean Energy Co. Ltd.	60,000	25,771
China Longyuan Power Group Corp. Ltd. Class H	132,000	135,867
China Resources Power Holdings Co. Ltd.	73,600	185,119
Datang International Power Generation Co. Ltd. Class H	120,000	44,732
Huadian Fuxin Energy Corp. Ltd.	60,000	28,016
Huadian Power International Corp. Ltd. Class H	60,000	32,582
Huaneng Power International Inc. Class H	120,000	117,170
Huaneng Renewables Corp. Class H	96,000	29,718

		598,975

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.30%
Beijing Enterprises Holdings Ltd.	21,000	$182,565
CITIC Pacific Ltd.[b]	60,000	105,252
Shanghai Industrial Holdings Ltd.	18,000	55,721

		343,538
INSURANCE — 7.39%
China Life Insurance Co. Ltd. Class H	300,000	773,135
China Pacific Insurance (Group) Co. Ltd. Class H	90,000	282,090
China Taiping Insurance Holdings Co. Ltd.[a]	32,400	51,403
New China Life Insurance Co. Ltd. Class Ha	25,800	76,040
People’s Insurance Co. Group of China Ltd. Class H	162,000	62,060
PICC Property and Casualty Co. Ltd. Class H	121,200	159,769
Ping An Insurance (Group) Co. of China Ltd. Class H	75,000	554,796

		1,959,293
INTERNET SOFTWARE & SERVICES — 8.61%
Tencent Holdings Ltd.	36,600	2,281,112

		2,281,112
IT SERVICES — 0.12%
Travelsky Technology Ltd. Class H	42,000	32,017

		32,017
MACHINERY — 1.25%
China International Marine Containers (Group) Co. Ltd. Class H	23,400	46,058
CIMC Enric Holdings Ltd.	24,000	34,733
CSR Corp Ltd. Class H	78,000	56,944
Guangzhou Shipyard International Co. Ltd. Class H	12,600	22,330
Haitian International Holdings Ltd.	24,000	48,354
Sany Heavy Equipment International Holdings Co. Ltd.[b]	42,000	9,751
Sinotruk (Hong Kong) Ltd.	27,000	14,314
Weichai Power Co. Ltd. Class H	18,680	65,055
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	50,500	33,676

		331,215
MARINE — 0.39%
China COSCO Holdings Co. Ltd. Class Ha,b	102,000	40,391
China Shipping Container Lines Co. Ltd. Class Ha	150,000	35,793
China Shipping Development Co. Ltd. Class Ha	48,000	26,251

		102,435
METALS & MINING — 1.52%
Aluminum Corp. of China Ltd. Class Ha,b	168,000	60,024
Angang Steel Co. Ltd. Class Ha	48,000	29,099
China Hongqiao Group Ltd.	27,000	18,458
China Molybdenum Co. Ltd. Class H	60,000	26,700
China Zhongwang Holdings Ltd.[a]	60,000	18,729
Fosun International Ltd.	57,000	68,963
Jiangxi Copper Co. Ltd. Class H	54,000	89,154
Maanshan Iron & Steel Co. Ltd. Class Ha	60,000	12,537
Zhaojin Mining Industry Co. Ltd. Class H	39,000	23,391
Zijin Mining Group Co. Ltd. Class H	229,000	55,826

		402,881

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

April 30, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.09%
Golden Eagle Retail Group Ltd.	18,000	$23,217

		23,217
OIL, GAS & CONSUMABLE FUELS — 13.63%
China Coal Energy Co. Class H	162,000	87,552
China Petroleum & Chemical Corp. Class H	1,020,000	901,217
China Shenhua Energy Co. Ltd. Class H	135,000	365,672
CNOOC Ltd.	642,000	1,061,602
Kunlun Energy Co. Ltd.	108,000	168,557
PetroChina Co. Ltd. Class H	840,000	972,958
Yanzhou Coal Mining Co. Ltd. Class Hb	72,000	54,236

		3,611,794
PAPER & FOREST PRODUCTS — 0.31%
Lee & Man Paper Manufacturing Ltd.	60,000	32,582
Nine Dragons Paper (Holdings) Ltd.[b]	66,000	43,331
Shandong Chenming Paper Holdings Ltd. Class H	15,000	6,617

		82,530
PERSONAL PRODUCTS — 1.19%
Hengan International Group Co. Ltd.	30,000	315,948

		315,948
PHARMACEUTICALS — 1.39%
CSPC Pharmaceutical Group Ltd.	132,000	109,818
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	12,000	35,755
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	15,000	50,691
Sihuan Pharmaceutical Holdings Group Ltd.	72,000	79,310
Sino Biopharmaceutical Ltd.	120,000	93,952

		369,526
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.21%
Agile Property Holdings Ltd.	48,000	38,943
Beijing North Star Co. Ltd. Class H	36,000	8,405
China Overseas Land & Investment Ltd.	169,040	414,704
China Resources Land Ltd.	72,000	148,219
Country Garden Holdings Co. Ltd.	174,000	69,799
Evergrande Real Estate Group Ltd.[b]	240,000	107,109
Franshion Properties (China) Ltd.	156,000	49,097
Greentown China Holdings Ltd.	33,000	33,201
Guangzhou R&F Properties Co. Ltd. Class H	36,000	46,992
Hopson Development Holdings Ltd.[a]	24,000	23,465
KWG Property Holdings Ltd.	48,000	26,560
Longfor Properties Co. Ltd.	54,000	69,791
Poly Property Group Co. Ltd.[b]	78,000	33,804
Renhe Commercial Holdings Co. Ltd.[a]	444,000	25,485
Shenzhen Investment Ltd.	84,000	27,412
Shimao Property Holdings Ltd.	51,000	100,647
Sino-Ocean Land Holdings Ltd.	135,000	71,393
SOHO China Ltd.	63,000	50,138
Yuexiu Property Co. Ltd.	181,800	35,174

		1,380,338

Security	Shares	Value

ROAD & RAIL — 0.08%
Guangshen Railway Co. Ltd. Class H	60,000	$22,676

		22,676
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.47%
GCL-Poly Energy Holdings Ltd.[a,b]	420,000	125,683

		125,683
SOFTWARE — 0.35%
Kingsoft Corp. Ltd.[b]	30,000	92,289

		92,289
SPECIALTY RETAIL — 1.26%
Belle International Holdings Ltd.	210,000	217,507
GOME Electrical Appliances Holdings Ltd.[b]	462,000	87,003
Zhongsheng Group Holdings Ltd.[b]	24,000	29,161

		333,671
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
Anta Sports Products Ltd.	36,000	52,657
Bosideng International Holdings Ltd.	120,000	17,645
China Dongxiang (Group) Co. Ltd.	114,000	20,145
Li Ning Co. Ltd.[a,b]	42,000	29,254
Shenzhou International Group Holdings Ltd.	24,000	82,653

		202,354
TRADING COMPANIES & DISTRIBUTORS — 0.06%
CITIC Resources Holdings Ltd.[a]	108,800	15,718

		15,718
TRANSPORTATION INFRASTRUCTURE —1.74%
Anhui Expressway Co. Ltd. Class H	24,000	13,064
Beijing Capital International Airport Co. Ltd. Class H	60,000	41,636
China Merchants Holdings (International) Co. Ltd.	48,000	150,138
COSCO Pacific Ltd.	60,000	80,332
Jiangsu Expressway Co. Ltd. Class H	48,000	54,050
Shenzhen Expressway Co. Ltd. Class H	36,000	16,438
Shenzhen International Holdings Limited	36,000	43,648
Sichuan Expressway Co. Ltd. Class H	36,000	10,773
Zhejiang Expressway Co. Ltd. Class H	60,000	51,929

		462,008
WATER UTILITIES — 0.77%
Beijing Enterprises Water Group Ltd.	156,000	98,998
Guangdong Investment Ltd.	96,000	104,385

		203,383

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

April 30, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 7.42%
China Mobile Ltd.	207,000	$1,967,780

		1,967,780

TOTAL COMMON STOCKS
(Cost: $27,090,408)		26,472,800

RIGHTS — 0.00%

INDUSTRIAL CONGLOMERATES — 0.00%
Fosun International Ltd.[a]	4,446	20

		20

TOTAL RIGHTS
(Cost: $0)		20

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,127,825	1,127,825
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	61,377	61,377
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,244	10,244

		1,199,446

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,199,446)		1,199,446

TOTAL INVESTMENTS IN SECURITIES — 104.42%
(Cost: $28,289,854)		27,672,266
Other Assets, Less Liabilities — (4.42)%		(1,171,286)

NET ASSETS — 100.00%		$26,500,980

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

74

Schedule of Investments  (Unaudited)

iSHARES® GROWTH ALLOCATION ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 41.36%
iShares Core S&P 500 ETF[a]	421,946	$79,975,645
iShares Core S&P Mid-Cap ETF[a]	154,452	20,897,355
iShares Core S&P Small-Cap ETF[a]	147,982	15,853,312

		116,726,312

DOMESTIC FIXED INCOME — 35.08%
iShares Core Total U.S. Bond Market ETF[a]	596,306	64,752,869
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	148,635	14,022,226
iShares Short Treasury Bond ETF[a]	122,442	13,501,679
iShares TIPS Bond ETF[a]	59,390	6,745,516

		99,022,290

DOMESTIC REAL ESTATE — 3.21%
iShares Cohen & Steers REIT ETF[a]	106,153	9,070,774

		9,070,774

INTERNATIONAL EQUITY — 20.30%
iShares MSCI EAFE ETF[a]	611,907	41,805,486
iShares MSCI Emerging Markets ETF[a,b]	375,092	15,502,553

		57,308,039

TOTAL INVESTMENT COMPANIES
(Cost: $253,223,875)		282,127,415
SHORT-TERM INVESTMENTS — 5.10%

MONEY MARKET FUNDS — 5.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	13,500,972	13,500,972
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	734,736	734,736

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	142,719	$142,719

		14,378,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,378,427)		14,378,427

TOTAL INVESTMENTS IN SECURITIES — 105.05%
(Cost: $267,602,302)		296,505,842
Other Assets, Less Liabilities — (5.05)%		(14,248,223)

NET ASSETS — 100.00%		$282,257,619

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

75

Schedule of Investments  (Unaudited)

iSHARES® MODERATE ALLOCATION ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 26.58%
iShares Core S&P 500 ETF[a]	215,919	$40,925,287
iShares Core S&P Mid-Cap ETF[a]	57,394	7,765,408
iShares Core S&P Small-Cap ETF[a]	116,379	12,467,683

		61,158,378

DOMESTIC FIXED INCOME — 53.27%
iShares Core Total U.S. Bond Market ETF[a]	588,339	63,887,732
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	157,223	14,832,418
iShares Short Treasury Bond ETF[a]	323,999	35,727,369
iShares TIPS Bond ETF[a]	71,672	8,140,506

		122,588,025

DOMESTIC REAL ESTATE — 1.54%
iShares Cohen & Steers REIT ETF[a]	41,529	3,548,653

		3,548,653

INTERNATIONAL EQUITY — 18.55%
iShares MSCI EAFE ETF[a]	476,738	32,570,740
iShares MSCI Emerging Markets ETF[a,b]	244,568	10,107,996

		42,678,736

TOTAL INVESTMENT COMPANIES
(Cost: $212,443,258)		229,973,792

SHORT-TERM INVESTMENTS — 8.53%

MONEY MARKET FUNDS — 8.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	18,487,563	18,487,563
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	1,006,112	1,006,112

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	141,384	$141,384

		19,635,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,635,059)		19,635,059

TOTAL INVESTMENTS IN SECURITIES — 108.47%
(Cost: $232,078,317)		249,608,851
Other Assets, Less Liabilities — (8.47)%		(19,493,455)

NET ASSETS — 100.00%		$230,115,396

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

76

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 16.20%
iShares High Dividend ETF[a]	273,572	$20,186,878
iShares Select Dividend ETF[a]	11,097	830,499

		21,017,377
DOMESTIC FIXED INCOME — 38.52%
iShares 10+ Year Credit Bond ETF[a]	110,192	6,534,385
iShares 20+ Year Treasury Bond ETF[a,b]	163,768	18,194,625
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	267,543	25,240,007

		49,969,017
DOMESTIC REAL ESTATE — 14.61%
iShares Mortgage Real Estate Capped ETF[a]	1,520,127	18,955,984

		18,955,984
INTERNATIONAL EQUITY — 4.45%
iShares International Select Dividend ETF[a]	144,597	5,776,650

		5,776,650
INTERNATIONAL FIXED INCOME —21.25%
iShares Emerging Markets Local Currency Bond ETF[a,b]	160,087	8,073,187
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,b]	173,787	19,493,688

		27,566,875

INTERNATIONAL REAL ESTATE — 4.94%
iShares International Developed Real Estate ETF[a]	207,292	6,401,177

		6,401,177
TOTAL INVESTMENT COMPANIES
(Cost: $132,301,142)		129,687,080

SHORT-TERM INVESTMENTS — 40.98%

MONEY MARKET FUNDS — 40.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	50,413,392	50,413,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	2,743,546	2,743,546

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	7,466	$7,466

		53,164,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,164,404)		53,164,404

TOTAL INVESTMENTS IN SECURITIES — 140.95%
(Cost: $185,465,546)		182,851,484
Other Assets, Less Liabilities — (40.95)%		(53,125,353)

NET ASSETS — 100.00%		$129,726,131

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

77

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.71%

AUSTRALIA — 2.91%
ALS Ltd.	61,750	$429,108
Alumina Ltd.[a]	467,383	584,622
Amcor Ltd.	95,935	914,663
AMP Ltd.	737,726	3,451,876
APA Group	93,860	579,193
Asciano Ltd.	108,312	542,928
ASX Ltd.	135,125	4,449,609
Aurizon Holdings Ltd.	98,306	471,822
Australia and New Zealand Banking Group Ltd.	381,038	12,169,655
Bendigo and Adelaide Bank Ltd.	51,902	553,513
BHP Billiton Ltd.	514,377	17,991,492
Boral Ltd.	134,862	711,001
Brambles Ltd.	583,677	5,099,798
Coca-Cola Amatil Ltd.	41,078	352,062
Commonwealth Bank of Australia	256,386	18,743,038
CSL Ltd.	101,764	6,452,223
Dexus Property Group	558,714	587,562
Federation Centres	193,648	446,767
Fortescue Metals Group Ltd.	353,704	1,655,008
Goodman Group	230,698	1,064,491
GPT Group	169,488	615,593
Iluka Resources Ltd.	148,694	1,224,796
Incitec Pivot Ltd.	300,610	802,167
James Hardie Industries SE	86,095	1,094,462
Lend Lease Group	49,400	592,742
Macquarie Group Ltd.	94,481	5,051,135
Mirvac Group	357,669	579,947
National Australia Bank Ltd.	276,146	9,031,963
Newcrest Mining Ltd.[a]	157,092	1,522,490
Orica Ltd.	123,994	2,512,570
Origin Energy Ltd.	171,534	2,368,128
QBE Insurance Group Ltd.	204,665	2,195,942
Rio Tinto Ltd.	101,901	5,825,488
Santos Ltd.	258,535	3,293,751
SP AusNet	571,200	740,943
Stockland Corp. Ltd.	277,134	998,868
Suncorp Group Ltd.	449,691	5,424,927
Sydney Airport	100,093	391,368
Telstra Corp. Ltd.	992,572	4,800,663
Transurban Group	112,663	758,900
Wesfarmers Ltd.	205,824	8,145,060
Westfield Group	317,328	3,219,520
Westfield Retail Trust	449,671	1,329,090
Westpac Banking Corp.	495,482	16,123,194
Woodside Petroleum Ltd.	128,177	4,845,504
Woolworths Ltd.	218,992	7,572,488
WorleyParsons Ltd.	29,273	455,936

		168,768,066
AUSTRIA — 0.14%
BUWOG AGa	6,112	112,161
Erste Group Bank AG	68,910	2,311,285
IMMOFINANZ AGa	122,256	452,941
OMV AG	43,077	2,013,742
Telekom Austria AG	68,684	680,921

Security	Shares	Value

Voestalpine AG	50,630	$2,309,612

		7,880,662
BELGIUM — 0.44%
Ageas	46,132	1,981,933
Anheuser-Busch InBev NV	144,888	15,758,151
Groupe Bruxelles Lambert SA	42,189	4,262,685
KBC Groep NV	39,026	2,376,035
UCB SA	12,350	1,011,850

		25,390,654
BRAZIL — 0.58%
AMBEV SA	822,395	5,997,914
BM&F Bovespa SA	345,800	1,763,852
BR Malls Participacoes SA	148,200	1,272,493
BR Properties SA	98,800	787,323
BRF SA	169,472	3,829,319
CCR SA	98,800	771,409
Cielo SA	113,880	2,012,689
Companhia de Saneamento Basico do Estado de Sao Paulo	148,200	1,400,472
Companhia Hering SA	49,400	520,756
Companhia Siderurgica Nacional SA	167,308	640,800
Embraer SA	313,464	2,704,126
Hypermarcas SA	148,200	1,089,477
Klabin SA	194,300	1,017,164
Natura Cosmeticos SA	49,400	844,129
Petroleo Brasileiro SA	521,126	3,644,466
Souza Cruz SA	49,400	449,804
TIM Participacoes SA	148,200	802,354
Ultrapar Participacoes SA	49,400	1,237,348
Vale SA	197,614	2,599,544

		33,385,439
CANADA — 3.76%
Agnico-Eagle Mines Ltd.	42,978	1,267,664
Agrium Inc.	21,401	2,052,835
Alimentation Couche-Tard Inc. Class B	59,280	1,668,558
ARC Resources Ltd.	38,038	1,127,155
Athabasca Oil Corp.[a]	49,400	366,409
Bank of Montreal	116,877	8,045,977
Bank of Nova Scotia	167,466	10,162,864
Barrick Gold Corp.	165,552	2,885,790
Baytex Energy Corp.[b]	11,099	461,375
BCE Inc.	3,762	167,284
Bell Aliant Inc.	20,254	498,299
Bombardier Inc. Class B	205,504	825,799
Brookfield Asset Management Inc. Class A	159,648	6,693,156
Cameco Corp.	123,240	2,619,882
Canadian Imperial Bank of Commerce	80,194	7,140,697
Canadian National Railway Co.	140,296	8,207,211
Canadian Natural Resources Ltd.	195,809	7,968,317
Canadian Oil Sands Ltd.	43,966	951,872
Canadian Pacific Railway Ltd.	49,894	7,780,636
Canadian Tire Corp. Ltd. Class A NVS	7,625	747,944
Canadian Utilities Ltd. Class A	12,548	462,954
Catamaran Corp.[a]	26,676	1,012,154
Cenovus Energy Inc.	98,994	2,945,149
Crescent Point Energy Corp.	30,134	1,224,361
Dollarama Inc.	16,302	1,354,130
Eldorado Gold Corp.	84,127	512,067

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Enbridge Inc.	209,950	$10,118,234
Encana Corp.	99,875	2,310,653
Finning International Inc.	20,748	559,607
First Quantum Minerals Ltd.	91,121	1,812,539
Fortis Inc.	15,497	454,694
Franco-Nevada Corp.	30,134	1,450,617
Gildan Activewear Inc.	22,724	1,160,167
Goldcorp Inc.	143,904	3,549,575
H&R Real Estate Investment Trust	14,326	301,284
Husky Energy Inc.	93,967	3,067,017
Imperial Oil Ltd.	81,175	3,958,710
Kinross Gold Corp.	249,113	1,010,117
Magna International Inc. Class A	31,122	3,045,132
Manulife Financial Corp.	289,502	5,428,904
National Bank of Canada	30,994	1,284,721
New Gold Inc.[a]	108,186	546,130
Open Text Corp.	22,724	1,119,169
Pacific Rubiales Energy Corp.	60,514	986,465
Pembina Pipeline Corp.	40,508	1,589,758
Penn West Petroleum Ltd.	149,682	1,351,632
Potash Corp. of Saskatchewan Inc.	146,856	5,301,777
Power Corp. of Canada	147,840	4,157,221
Rogers Communications Inc. Class B	107,692	4,271,568
Royal Bank of Canada	228,722	15,245,355
Saputo Inc.	9,880	527,648
Shaw Communications Inc. Class B	234,182	5,665,435
Silver Wheaton Corp.	71,338	1,580,233
SNC-Lavalin Group Inc.	68,172	3,088,534
Sun Life Financial Inc.	104,791	3,542,527
Suncor Energy Inc.	275,263	10,604,692
Talisman Energy Inc.	265,423	2,740,209
Teck Resources Ltd. Class B	128,160	2,917,160
TELUS Corp. NVS	22,380	787,567
Thomson Reuters Corp.	55,916	2,021,220
Tim Hortons Inc.	14,326	784,800
Toronto-Dominion Bank (The)	294,836	14,166,206
Tourmaline Oil Corp.[a]	49,600	2,564,855
TransCanada Corp.	126,192	5,873,514
Turquoise Hill Resources Ltd.[a,b]	312,047	1,211,281
Valeant Pharmaceuticals International Inc.[a]	47,424	6,333,715
Yamana Gold Inc.	69,654	521,080

		218,162,261

CHILE — 0.16%
AES Gener SA	653,837	358,057
Aguas Andinas SA Series A	1,171,274	724,952
Banco de Chile	4,891,588	632,548
Banco de Credito e Inversiones	9,386	521,185
Banco Santander (Chile) SA	8,917,399	539,122
Cencosud SA	164,321	546,014
Colbun SA	1,746,784	433,288
Compania Cervecerias Unidas SA	18,848	222,012
CorpBanca SA	14,304,325	167,891
Empresa Nacional de Electricidad SA	534,014	789,820
Empresas CMPC SA	193,770	435,392
Empresas Copec SA	62,244	814,119
Enersis SA	3,855,670	1,247,978
LATAM Airlines Group SA	68,172	1,041,403
S.A.C.I. Falabella SA	78,554	670,075

		9,143,856

Security	Shares	Value

CHINA — 1.91%
Agricultural Bank of China Ltd. Class H	1,482,000	$621,255
Bank of China Ltd. Class H	11,561,000	5,084,970
Belle International Holdings Ltd.	737,000	763,346
Brilliance China Automotive Holdings Ltd.	1,976,000	3,053,391
China Communications Construction Co. Ltd. Class H	1,721,000	1,125,453
China Construction Bank Corp. Class H	11,212,260	7,737,231
China COSCO Holdings Co. Ltd. Class Ha,b	1,844,500	730,391
China Gas Holdings Ltd.	1,138,000	1,849,488
China Life Insurance Co. Ltd. Class H	1,976,000	5,092,383
China Mengniu Dairy Co. Ltd.	494,000	2,539,182
China Merchants Bank Co. Ltd. Class H	422,788	754,740
China Mobile Ltd.	988,000	9,392,108
China National Building Material Co. Ltd. Class H	988,000	934,113
China Overseas Land & Investment Ltd.	988,000	2,423,852
China Pacific Insurance (Group) Co. Ltd. Class H	395,200	1,238,688
China Petroleum & Chemical Corp. Class H	5,095,200	4,501,844
China Shenhua Energy Co. Ltd. Class H	988,000	2,676,177
China Shipping Container Lines Co. Ltd. Class Ha,b	3,458,000	825,155
China Telecom Corp. Ltd. Class H	1,976,000	1,014,399
China Unicom (Hong Kong) Ltd.	988,000	1,516,500
CNOOC Ltd.	3,458,000	5,718,099
Country Garden Holdings Co. Ltd.	1,482,813	594,820
Evergrande Real Estate Group Ltd.[b]	2,470,000	1,102,330
Fosun International Ltd.[b]	1,976,000	2,390,718
GCL-Poly Energy Holdings Ltd.[a,b]	2,964,000	886,962
GOME Electrical Appliances Holdings Ltd.	3,952,000	744,232
Great Wall Motor Co. Ltd. Class H	368,500	1,668,335
Guangdong Investment Ltd.	1,474,000	1,602,742
Haier Electronics Group Co. Ltd.	716,000	1,758,404
Industrial and Commercial Bank of China Ltd. Class H	11,882,260	7,080,756
Kunlun Energy Co. Ltd.[b]	988,000	1,541,988
Lee & Man Paper Manufacturing Ltd.[b]	1,721,000	934,548
Lenovo Group Ltd.	988,000	1,123,994
PetroChina Co. Ltd. Class H	3,952,000	4,577,537
Ping An Insurance (Group) Co. of China Ltd. Class H	741,000	5,481,384
Shimao Property Holdings Ltd.	860,500	1,698,169
Shougang Fushan Resources Group Ltd.	2,964,000	890,785
Sino-Ocean Land Holdings Ltd.[b]	2,223,000	1,175,606
Tencent Holdings Ltd.	197,600	12,315,512
Want Want China Holdings Ltd.[b]	1,976,000	3,099,268
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	296,420	197,668

		110,458,523

COLOMBIA — 0.08%
Almacenes Exito SA	62,244	950,339
Cemex Latam Holdings SAa	110,162	1,019,433
Ecopetrol SA	781,014	1,457,214
Grupo de Inversiones Suramericana SA	50,882	994,913

		4,421,899

CZECH REPUBLIC — 0.09%
CEZ AS	57,798	1,735,987
Komercni Banka AS	14,326	3,297,664

		5,033,651

DENMARK — 0.50%
Carlsberg A/S Class B	21,401	2,136,900
Danske Bank A/S	185,259	5,231,118

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

DSV A/S	42,062	$1,402,575
Novo Nordisk A/S Class B	362,982	16,365,393
Novozymes A/S Class B	39,113	1,872,437
TDC A/S	60,762	570,026
TrygVesta A/S	17,290	1,641,298

		29,219,747

EGYPT — 0.04%
Global Telecom Holding SP GDR[a]	570,364	2,120,613

		2,120,613

FINLAND — 0.33%
Fortum OYJ	111,157	2,507,608
Metso OYJ	69,160	2,769,411
Nokia OYJ[a]	565,136	4,227,462
Sampo OYJ Class A	124,488	6,177,666
UPM-Kymmene OYJ	205,998	3,598,892

		19,281,039

FRANCE — 3.86%
Accor SA	66,418	3,245,316
Airbus Group NV	91,390	6,271,210
ALSTOM	43,046	1,761,913
ArcelorMittal	120,771	1,960,060
Arkema SA	6,641	740,053
AXA SA	233,168	6,069,936
BNP Paribas SA	136,032	10,205,960
Bouygues SA	65,446	2,941,470
Cap Gemini SA	64,916	4,582,369
Carrefour SA	86,095	3,346,080
CGG[a,b]	74,100	1,280,181
Christian Dior SA	8,398	1,725,094
Compagnie de Saint-Gobain	84,138	5,135,438
Compagnie Generale des Etablissements Michelin Class B	43,472	5,304,293
Credit Agricole SAa	250,458	3,943,277
Danone SA	91,059	6,711,863
Edenred SA	65,842	2,219,337
Essilor International SA	59,280	6,336,384
GDF Suez	149,682	3,772,066
Groupe Eurotunnel SA Registered	93,780	1,257,266
Iliad SA	6,422	1,731,909
Kering	22,230	4,913,184
L’Air Liquide SA	44,505	6,362,133
L’Oreal SA	39,113	6,724,780
Lafarge SA	35,243	3,217,836
Legrand SA	21,242	1,369,568
LVMH Moet Hennessy Louis Vuitton SA	45,998	9,040,600
Orange	266,407	4,312,586
Pernod Ricard SA	53,918	6,467,483
Publicis Groupe SA	26,676	2,271,038
Renault SA	53,352	5,189,358
Safran SA	27,664	1,858,229
Sanofi	188,214	20,360,719
Schneider Electric SA	86,095	8,063,777
SES SA Class A FDR	156,598	5,894,016
Societe Generale	115,596	7,180,523
Suez Environnement SA	54,871	1,076,551
Technip SA	41,990	4,721,739
Total SA	339,378	24,224,648
Unibail-Rodamco SE	19,057	5,138,043

Security	Shares	Value

Vallourec SA	36,064	$2,130,442
Veolia Environnement	61,498	1,146,029
Vinci SA	72,322	5,449,107
Vivendi SA	181,078	4,855,762
Wendel	8,398	1,263,982

		223,773,608

GERMANY — 3.25%
Adidas AG	33,098	3,530,472
Allianz SE Registered	69,370	12,008,686
BASF SE	129,428	14,972,204
Bayer AG Registered	121,524	16,849,899
Bayerische Motoren Werke AG	74,594	9,327,159
Beiersdorf AG	20,254	2,029,289
Commerzbank AGa	166,877	2,962,861
Continental AG	13,832	3,238,331
Daimler AG Registered	156,696	14,498,207
Deutsche Bank AG Registered	146,224	6,439,237
Deutsche Boerse AG	34,674	2,537,996
Deutsche Post AG Registered	171,453	6,450,749
Deutsche Telekom AG Registered	376,121	6,302,451
E.ON SE	243,778	4,659,470
Fresenius Medical Care AG & Co. KGaA	58,292	4,004,865
Fresenius SE & Co. KGaA	11,856	1,800,884
GEA Group AG	26,182	1,170,578
HeidelbergCement AG	28,289	2,452,290
Henkel AG & Co. KGaA	21,736	2,229,612
Infineon Technologies AG	172,437	2,003,355
K+S AG Registered[b]	58,790	2,054,591
Kabel Deutschland Holding AG	6,916	936,115
Lanxess AG	14,805	1,124,927
Linde AG	39,113	8,104,986
MAN SE	27,664	3,543,082
Merck KGaA	25,194	4,246,072
METRO AG	53,870	2,151,170
Muenchener Rueckversicherungs-Gesellschaft AG Registered	33,209	7,664,341
Osram Licht AGa	46,930	2,455,119
ProSiebenSat.1 Media AG Registered	31,122	1,359,941
RWE AG	69,849	2,661,897
SAP AG	148,824	11,976,657
Siemens AG Registered	134,626	17,733,228
ThyssenKrupp AGa	97,903	2,785,535

		188,266,256

HONG KONG — 1.07%
AIA Group Ltd.	1,877,200	9,104,100
Bank of East Asia Ltd. (The)[b]	296,400	1,221,484
Cheung Kong (Holdings) Ltd.	494,500	8,419,355
CLP Holdings Ltd.	247,000	1,975,274
Galaxy Entertainment Group Ltd.[a]	494,000	3,877,271
Hang Lung Properties Ltd.	988,000	2,937,423
Hang Seng Bank Ltd.	172,100	2,803,644
Henderson Land Development Co. Ltd.	532,800	3,175,008
Hong Kong and China Gas Co. Ltd. (The)	1,066,037	2,458,546
Hong Kong Exchanges and Clearing Ltd.	139,000	2,504,666
Hutchison Whampoa Ltd.	494,000	6,754,161
Li & Fung Ltd.	988,000	1,434,941
Link REIT (The)	494,000	2,456,348
New World Development Co. Ltd.	978,666	1,009,865
Sands China Ltd.	395,200	2,885,174
Swire Pacific Ltd. Class A	494,000	5,702,806

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	494,200	$3,458,128

		62,178,194

HUNGARY — 0.03%
OTP Bank PLC	97,318	1,848,941

		1,848,941

INDIA — 0.66%
Dr. Reddy’s Laboratories Ltd. SP ADR	85,658	3,860,606
HDFC Bank Ltd. SP ADR	173,412	6,945,151
ICICI Bank Ltd. SP ADR	124,640	5,318,389
Infosys Ltd. SP ADR[b]	80,522	4,324,837
Larsen & Toubro Ltd. SP GDR[c]	163,758	3,528,985
Reliance Industries Ltd. SP GDR[d]	150,798	4,674,738
Sesa Sterlite Ltd. SP ADR	193,648	2,364,442
Tata Motors Ltd. SP ADR	111,308	4,165,145
Wipro Ltd. SP ADR[b]	274,023	3,277,315

		38,459,608

INDONESIA — 0.31%
PT Astra International Tbk	4,446,000	2,855,300
PT Bank Central Asia Tbk	4,199,000	3,995,070
PT Bank Danamon Indonesia Tbk	1,048,210	370,815
PT Bank Mandiri (Persero) Tbk	1,235,457	1,049,895
PT Bank Negara Indonesia (Persero) Tbk	1,581,688	658,723
PT Bank Rakyat Indonesia (Persero) Tbk	1,976,000	1,692,030
PT Charoen Pokphand Indonesia Tbk	2,245,445	732,200
PT Indocement Tunggal Prakarsa Tbk	374,100	710,245
PT Indofood Sukses Makmur Tbk	1,358,100	828,145
PT Kalbe Farma Tbk	4,560,100	609,381
PT Perusahaan Gas Negara (Persero) Tbk	1,729,000	796,343
PT Semen Gresik (Persero) Tbk	741,000	951,767
PT Telekomunikasi Indonesia (Persero) Tbk	5,928,000	1,161,348
PT Unilever Indonesia Tbk	247,000	624,897
PT United Tractors Tbk	514,606	965,874

		18,002,033

IRELAND — 0.08%
Bank of Ireland[a]	3,974,914	1,559,730
CRH PLC	76,258	2,210,928
Kerry Group PLC Class A	14,513	1,144,998

		4,915,656

ISRAEL — 0.18%
Israel Chemicals Ltd.	174,382	1,544,666
NICE Systems Ltd.	29,146	1,264,765
Teva Pharmaceutical Industries Ltd.	158,574	7,902,815

		10,712,246

ITALY — 0.97%
Assicurazioni Generali SpA	113,824	2,656,154
Atlantia SpA	144,775	3,763,831
CNH Industrial NV	85,836	999,733
Enel SpA	823,149	4,649,805
Eni SpA	405,638	10,523,196
Fiat SpA[a]	141,169	1,699,004
Finmeccanica SpA[a]	202,540	1,868,935

Security	Shares	Value

Intesa Sanpaolo SpA	1,684,417	$5,745,396
Luxottica Group SpA	14,326	819,775
Mediobanca SpA[a]	295,906	3,274,100
Saipem SpA	71,630	1,916,847
Snam SpA	796,822	4,786,136
Telecom Italia SpA[a]	1,910,957	2,446,938
Telecom Italia SpA RNC	679,250	673,867
Tenaris SA	36,062	807,028
UniCredit SpA	702,468	6,272,601
Unione di Banche Italiane SpA	351,765	3,345,892

		56,249,238

JAPAN — 6.96%
AEON Co. Ltd.	296,400	3,426,808
AEON Financial Service Co. Ltd.	98,800	2,486,684
Aisin Seiki Co. Ltd.	98,800	3,491,610
Asahi Group Holdings Ltd.	197,600	5,451,168
ASICS Corp.	73,700	1,435,040
Astellas Pharma Inc.	494,000	5,498,561
Bank of Yokohama Ltd. (The)	988,000	4,961,762
Bridgestone Corp.	199,000	7,130,103
Canon Inc.	197,600	6,219,129
Casio Computer Co. Ltd.	197,600	2,255,522
Central Japan Railway Co.	49,400	6,064,376
Chubu Electric Power Co. Inc.[a]	197,600	2,249,719
Chugoku Electric Power Co. Inc. (The)	98,800	1,293,153
Dai-ichi Life Insurance Co. Ltd. (The)	197,600	2,735,256
Daiichi Sankyo Co. Ltd.	197,600	3,313,645
Daikin Industries Ltd.	98,800	5,707,477
Dena Co. Ltd.[b]	50,900	857,053
Denso Corp.	148,200	6,749,157
East Japan Railway Co.	98,800	7,208,580
Eisai Co. Ltd.	98,800	3,813,690
Fast Retailing Co. Ltd.	5,000	1,555,066
Fuji Heavy Industries Ltd.	95,000	2,497,063
FUJIFILM Holdings Corp.	98,800	2,553,421
Fujitsu Ltd.	494,000	2,901,615
Gree Inc.[b]	50,900	496,294
Hitachi Ltd.	988,000	7,031,581
Honda Motor Co. Ltd.	296,400	9,807,460
Hoya Corp.	148,200	4,372,734
ITOCHU Corp.	247,000	2,766,207
Japan Prime Realty Investment Corp.	988	3,477,102
Japan Tobacco Inc.	197,600	6,491,881
JFE Holdings Inc.	98,800	1,828,018
JTEKT Corp.	73,700	1,075,017
JX Holdings Inc.	565,780	2,935,520
Kansai Electric Power Co. Inc. (The)[a]	197,600	1,655,855
Kao Corp.	148,200	5,581,257
KDDI Corp.	98,800	5,263,530
Keikyu Corp.	494,000	4,100,950
Keyence Corp.	5,000	1,927,802
Kintetsu Corp.	988,000	3,472,266
Kobe Steel Ltd.	988,000	1,296,055
Komatsu Ltd.	197,600	4,356,292
Kyocera Corp.	98,800	4,649,355
Kyushu Electric Power Co. Inc.[a]	98,800	997,188
Marubeni Corp.	494,000	3,298,169
Mazda Motor Corp.	494,000	2,210,064
Mitsubishi Chemical Holdings Corp.	741,000	2,966,902
Mitsubishi Corp.	197,600	3,536,102
Mitsubishi Electric Corp.	494,000	5,624,298

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Mitsubishi Heavy Industries Ltd.	988,000	$5,203,563
Mitsubishi Motors Corp.	172,100	1,863,364
Mitsubishi UFJ Financial Group Inc.	2,074,800	11,008,728
Mitsubishi UFJ Lease & Finance Co. Ltd.	691,600	3,405,529
Mitsui & Co. Ltd.	247,000	3,503,700
Mizuho Financial Group Inc.	3,803,800	7,447,479
MS&AD Insurance Group Holdings Inc.	98,800	2,214,900
Murata Manufacturing Co. Ltd.	49,400	4,110,622
Namco Bandai Holdings Inc.	73,700	1,590,160
NEC Corp.	592,000	1,663,279
Nikon Corp.[b]	49,400	775,215
Nippon Steel & Sumitomo Metal Corp.	1,977,346	5,187,751
Nippon Telegraph and Telephone Corp.	98,800	5,475,348
Nishi-Nippon City Bank Ltd. (The)	988,000	2,243,916
Nissan Motor Co. Ltd.	565,700	4,856,768
Nitto Denko Corp.	49,400	2,132,687
Nomura Holdings Inc.	664,100	3,822,720
NTT DOCOMO Inc.	270,820	4,300,245
NTT Urban Development Corp.	98,800	868,550
Olympus Corp.[a]	49,400	1,508,840
ORIX Corp.[a]	368,900	5,333,973
Panasonic Corp.	395,200	4,329,210
Rakuten Inc.	148,200	1,917,968
Resona Holdings Inc.	494,000	2,524,405
SBI Holdings Inc.	123,530	1,408,835
Secom Co. Ltd.	98,800	5,690,068
Seven & I Holdings Co. Ltd.	197,600	7,797,607
Seven Bank Ltd.	592,800	2,245,850
Shin-Etsu Chemical Co. Ltd.	98,800	5,801,296
SoftBank Corp.	148,200	11,011,630
Sojitz Corp.	543,400	856,460
Sony Corp.	197,600	3,466,463
Sumitomo Chemical Co. Ltd.	988,000	3,704,396
Sumitomo Corp.	368,900	4,792,269
Sumitomo Electric Industries Ltd.	368,900	5,095,623
Sumitomo Mitsui Financial Group Inc.	197,600	7,801,476
Sumitomo Mitsui Trust Holdings Inc.	988,080	4,072,263
Suzuki Motor Corp.	98,800	2,548,585
T&D Holdings Inc.	172,100	2,053,744
Takeda Pharmaceutical Co. Ltd.	148,200	6,656,305
TDK Corp.	49,400	2,108,507
Terumo Corp.	197,600	3,924,918
Tohoku Electric Power Co. Inc.	98,800	940,123
Tokio Marine Holdings Inc.	197,600	5,824,509
Tokyo Electric Power Co. Inc.[a]	345,800	1,306,694
Tokyo Electron Ltd.	49,400	2,806,346
Toray Industries Inc.	988,000	6,451,258
Toshiba Corp.	988,000	3,868,820
Toyota Motor Corp.	494,000	26,675,516
USS Co. Ltd.	197,600	2,880,337
Yamada Denki Co. Ltd.	369,200	1,362,588

		403,514,963
MALAYSIA — 0.42%
AirAsia Bhd	691,600	470,174
Alliance Financial Group Bhd	938,600	1,287,683
Axiata Group Bhd	198,400	408,890
Berjaya Sports Toto Bhd	101,144	120,487
Bumi Armada Bhd[a]	446,400	546,807
CIMB Group Holdings Bhd	749,900	1,724,621
DiGi.Com Bhd	790,400	1,340,933
Gamuda Bhd	258,700	365,214

Security	Shares	Value

Genting Bhd	99,200	$297,706
Genting Plantations Bhd	197,600	671,677
Hong Leong Bank Bhd	123,100	527,760
Hong Leong Financial Group Bhd	247,000	1,157,281
IHH Healthcare Bhd[a]	1,383,200	1,698,555
IJM Corp. Bhd	117,710	229,977
IOI Corp. Bhd	98,800	151,278
IOI Properties Group Bhd[a]	45,499	37,341
Kuala Lumpur Kepong Bhd	49,600	367,576
Lafarge Malaysia Bhd	296,400	825,073
Malayan Banking Bhd	226,900	687,892
Malaysia Airports Holdings Bhd	197,600	487,722
Maxis Bhd	592,800	1,261,663
Parkson Holdings Bhd	366,044	329,557
Petronas Chemicals Group Bhd	99,200	204,445
Petronas Gas Bhd	148,200	1,066,513
PPB Group Bhd	197,600	996,018
Public Bank Bhd	345,800	2,132,724
RHB Capital Bhd	148,200	376,230
Sapurakencana Petroleum Bhd[a]	938,600	1,238,820
Telekom Malaysia Bhd	642,200	1,219,305
Tenaga Nasional Bhd	197,600	720,086
UEM Sunrise Bhd	741,000	521,911
YTL Corp. Bhd	516,133	254,471
YTL Power International Bhd[a]	984,390	473,279

		24,199,669
MEXICO — 0.57%
Alfa SAB de CV Series A	854,600	2,249,291
America Movil SAB de CV Series Lb	5,038,800	5,066,132
Cemex SAB de CV CPO[a]	3,042,040	3,888,252
Compartamos SAB de CV	444,600	778,534
Fomento Economico Mexicano SAB de CV BD Units	592,800	5,407,166
Grupo Financiero Banorte SAB de CV Series O	444,600	2,945,997
Grupo Mexico SAB de CV Series B	642,228	1,927,812
Grupo Televisa SAB de CV CPO	889,200	5,830,174
Industrias Penoles SAB de CV	24,700	574,673
Mexichem SAB de CV	197,647	735,231
Minera Frisco SAB de CV Series A1[a]	247,000	447,804
Wal-Mart de Mexico SAB de CV Series V	1,185,600	2,996,382

		32,847,448
NETHERLANDS — 0.93%
AEGON NV	210,566	1,907,959
Akzo Nobel NV	64,450	4,958,758
ASML Holding NV	53,894	4,441,006
Gemalto NVb	13,328	1,491,330
Heineken NV	47,424	3,287,785
ING Groep NV CVA[a]	562,703	7,985,504
Koninklijke Ahold NV	191,638	3,694,774
Koninklijke DSM NV	24,865	1,781,748
Koninklijke KPN NVa	465,842	1,654,829
Koninklijke Philips NV	194,260	6,215,275
Reed Elsevier NV	255,892	5,217,434
TNT Express NV	105,552	949,831
Unilever NV CVA	209,050	8,952,267
Wolters Kluwer NV	49,894	1,388,452

		53,926,952

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	281,869	$961,350
Contact Energy Ltd.	38,532	188,355

		1,149,705

NORWAY — 0.35%
Aker Solutions ASA	29,146	465,614
DNB ASA	321,735	5,677,263
Orkla ASA	465,584	3,837,330
Seadrill Ltd.	15,314	533,513
Statoil ASA	105,777	3,203,803
Subsea 7 SA	48,950	977,175
Telenor ASA	212,534	4,977,837
Yara International ASA	7,879	371,190

		20,043,725

PERU — 0.08%
Compania de Minas Buenaventura SA SP ADR	69,824	907,712
Credicorp Ltd.	16,481	2,459,789
Southern Copper Corp.	36,593	1,102,913

		4,470,414

PHILIPPINES — 0.16%
Aboitiz Equity Ventures Inc.	374,200	475,095
Aboitiz Power Corp.	1,254,500	1,027,125
Alliance Global Group Inc.	664,100	464,036
Ayala Land Inc.	861,700	581,812
Bank of the Philippine Islands	693,849	1,413,223
BDO Unibank Inc.	745,942	1,476,657
International Container Terminal Services Inc.	129,280	313,485
Jollibee Foods Corp.	391,130	1,509,070
Metropolitan Bank & Trust Co.	133,383	253,422
Philippine Long Distance Telephone Co.	12,350	797,847
SM Prime Holdings Inc.	2,433,725	890,946

		9,202,718

POLAND — 0.16%
Bank Handlowy w Warszawie SA	17,465	648,978
Bank Millennium SAa	566,270	1,662,777
Bank Pekao SA	18,278	1,170,316
Cyfrowy Polsat SAa	99,788	677,328
Kernel Holding SAa	38,417	355,677
KGHM Polska Miedz SA	28,289	1,022,685
mBank SA	7,904	1,292,292
Powszechna Kasa Oszczednosci Bank Polski SA	104,728	1,435,554
Synthos SA	797,503	1,253,857

		9,519,464

PORTUGAL — 0.12%
Banco Espirito Santo SA Registered[a]	647,634	1,145,818
Energias de Portugal SA	849,874	4,124,372
Jeronimo Martins SGPS SA	44,460	777,048
Portugal Telecom SGPS SA Registered	201,058	836,330

		6,883,568

Security	Shares	Value

RUSSIA — 0.48%
Gazprom OAO SP ADR	786,068	$5,669,122
LUKOIL OAO SP ADR	74,262	3,929,945
Magnit OJSC SP GDR	88,426	4,160,443
MMC Norilsk Nickel OJSC SP ADR	51,982	937,236
Mobile TeleSystems OJSC SP ADR	181,792	3,046,834
NovaTek OAO SP GDR[c]	25,194	2,602,540
RusHydro OJSC SP ADR	278,342	431,430
Sberbank of Russia SP ADR	345,025	2,892,000
Surgutneftegas OJSC SP ADR	221,053	1,542,950
Tatneft OAO SP ADR	39,096	1,340,993
Uralkali OJSC SP GDR[c]	58,242	1,290,060

		27,843,553

SINGAPORE — 0.51%
Ascendas REIT	1,482,000	2,703,453
CapitaLand Ltd.[b]	1,976,000	5,037,002
CapitaMall Trust Management Ltd.	1,482,000	2,355,192
Genting Singapore PLC	1,482,000	1,564,225
Global Logistic Properties Ltd.	494,000	1,121,520
Hutchison Port Holdings Trust	1,482,000	1,007,760
Keppel Corp. Ltd.	494,400	4,147,076
Noble Group Ltd.	737,000	754,407
Oversea-Chinese Banking Corp. Ltd.	494,000	3,797,427
Singapore Press Holdings Ltd.	236,000	787,701
Singapore Telecommunications Ltd.	1,976,000	6,028,661

		29,304,424

SOUTH AFRICA — 0.78%
African Rainbow Minerals Ltd.	17,290	324,600
AngloGold Ashanti Ltd.	39,026	703,614
Barclays Africa Group Ltd.	6,641	97,113
Barloworld Ltd.	56,822	618,391
Exxaro Resources Ltd.[b]	23,369	318,165
FirstRand Ltd.	1,293,292	4,747,693
Gold Fields Ltd.	219,422	919,055
Growthpoint Properties Ltd.	603,174	1,391,788
Impala Platinum Holdings Ltd.	128,160	1,440,882
MMI Holdings Ltd.	249,975	626,650
Mr. Price Group Ltd.	62,244	935,627
MTN Group Ltd.	265,781	5,320,339
Naspers Ltd. Class Nb	92,378	8,701,706
PPC Ltd.	72,618	211,004
Redefine Properties Ltd.	587,860	554,861
Sanlam Ltd.	1,140,152	6,089,891
Sappi Ltd.[a]	110,695	350,128
Sasol Ltd.	98,887	5,542,795
Standard Bank Group Ltd.	414,494	5,434,671
Truworths International Ltd.	31,122	249,274
Woolworths Holdings Ltd.	131,898	895,506

		45,473,753

SOUTH KOREA — 1.63%
AmorePacific Corp.	454	586,558
AmorePacific Group	1,976	1,021,179
BS Financial Group Inc.	20,290	310,251
Celltrion Inc.[a,b]	17,801	828,635
Cheil Industries Inc.	6,896	439,801
CJ CheilJedang Corp.	1,976	592,819

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Coway Co. Ltd.	18,238	$1,438,495
Daelim Industrial Co. Ltd.[b]	3,783	307,897
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	24,700	714,729
DGB Financial Group Inc.	22,490	340,626
Doosan Heavy Industries & Construction Co. Ltd.	6,600	222,278
GS Engineering & Construction Corp.[a,b]	19,769	694,488
GS Holdings Corp.	9,880	459,913
Hana Financial Group Inc.	38,310	1,347,690
Hankook Tire Co. Ltd.	11,362	656,452
Hanwha Corp.	19,760	574,652
Hyundai Department Store Co. Ltd.	2,430	312,775
Hyundai Development Co. Engineering & Construction	29,640	847,636
Hyundai Engineering & Construction Co. Ltd.[b]	13,298	718,115
Hyundai Glovis Co. Ltd.[b]	2,430	572,636
Hyundai Heavy Industries Co. Ltd.	4,940	925,085
Hyundai Marine & Fire Insurance Co. Ltd.	7,000	205,265
Hyundai Merchant Marine Co. Ltd.[a]	64,224	643,297
Hyundai Mobis Co. Ltd.	8,892	2,538,604
Hyundai Motor Co.	24,166	5,379,057
Hyundai Steel Co.	5,455	356,346
Hyundai Wia Corp.	3,467	570,396
KB Financial Group Inc.	46,560	1,586,095
KCC Corp.	2,964	1,474,398
Kia Motors Corp.	34,086	1,890,185
Korea Aerospace Industries Ltd.	34,580	1,102,691
Korea Electric Power Corp.	40,550	1,550,106
Korea Zinc Co. Ltd.	1,976	651,145
KT Corp.	44,460	1,411,292
KT&G Corp.	17,498	1,402,143
LG Chem Ltd.	6,916	1,760,290
LG Corp.	12,310	685,014
LG Display Co. Ltd.[a]	79,040	2,099,727
LG Electronics Inc.	17,784	1,182,387
LG Household & Health Care Ltd.	1,976	902,615
Lotte Chemical Corp.	2,964	467,562
Lotte Confectionery Co. Ltd.	454	777,683
Lotte Shopping Co. Ltd.	1,487	460,505
NAVER Corp.	4,461	3,186,120
NCsoft Corp.	2,964	588,038
NHN Entertainment Corp.[a]	2,037	166,185
OCI Co. Ltd.[a]	4,406	771,786
ORION Corp.	1,442	1,099,677
POSCO	16,345	4,864,113
S-Oil Corp.	5,928	346,512
S1 Corp.	11,362	863,173
Samsung C&T Corp.	18,772	1,177,224
Samsung Electro-Mechanics Co. Ltd.	9,346	598,766
Samsung Electronics Co. Ltd.	17,786	23,116,808
Samsung Engineering Co. Ltd.[a]	9,371	701,034
Samsung Fire & Marine Insurance Co. Ltd.	5,928	1,405,555
Samsung Heavy Industries Co. Ltd.	23,220	633,702
Samsung SDI Co. Ltd.	4,463	652,195
Samsung Securities Co. Ltd.	9,920	377,772
Samsung Techwin Co. Ltd.	5,394	302,248
Shinhan Financial Group Co. Ltd.	61,850	2,693,555
SK Holdings Co. Ltd.	4,406	780,314
SK Hynix Inc.[a]	83,980	3,263,135
SK Innovation Co. Ltd.	8,892	1,015,442
SK Telecom Co. Ltd.	11,856	2,449,682
Woori Finance Holdings Co. Ltd.[a]	54,340	612,659

		94,675,208

Security	Shares	Value

SPAIN — 1.30%
Actividades de Construcciones y Servicios SA	80,999	$3,467,543
Amadeus IT Holding SA Class A	70,148	2,913,533
Banco Bilbao Vizcaya Argentaria SA	860,901	10,558,113
Banco de Sabadell SA	855,848	2,907,355
Banco Popular Espanol SA	322,651	2,371,069
Banco Santander SA	1,612,736	16,026,398
Bankia SAa	769,651	1,567,657
Distribuidora Internacional de Alimentacion SA	148,694	1,327,332
Ferrovial SA	85,462	1,895,956
Grifols SA	23,712	1,265,797
Iberdrola SA	760,732	5,310,879
Industria de Diseno Textil SA	49,400	7,407,791
International Consolidated Airlines Group SAa	304,304	2,080,127
Red Electrica Corporacion SA	12,804	1,052,420
Repsol SA	231,574	6,229,121
Telefonica SA	546,364	9,143,755

		75,524,846

SWEDEN — 1.17%
Atlas Copco AB Class A	295,412	8,531,133
Boliden AB	36,161	548,222
Hennes & Mauritz AB Class B	182,033	7,396,513
Hexagon AB Class B	23,657	752,157
Lundin Petroleum ABa	44,030	938,447
Millicom International Cellular SA SDR	6,715	662,546
Nordea Bank AB	544,883	7,855,231
Sandvik AB	304,304	4,284,229
Scania AB Class B	190,221	5,750,209
Skandinaviska Enskilda Banken AB Class A	123,240	1,693,465
SKF AB Class B	19,665	506,946
Svenska Handelsbanken AB Class A	174,405	8,732,427
Swedbank AB Class A	143,754	3,809,528
Telefonaktiebolaget LM Ericsson Class B	574,147	6,915,948
TeliaSonera AB	502,892	3,639,213
Volvo AB Class B	362,391	5,699,808

		67,716,022

SWITZERLAND — 3.43%
ABB Ltd. Registered[a]	359,752	8,637,807
Actelion Ltd. Registered[a]	12,844	1,261,132
Adecco SA Registered[a]	24,206	2,022,092
Aryzta AGa	14,820	1,367,625
Barry Callebaut AG Registered[a]	1,482	2,011,460
Compagnie Financiere Richemont SA Class A Bearer	93,030	9,435,606
Credit Suisse Group AG Registered	216,372	6,858,927
Geberit AG Registered	5,928	1,974,766
Givaudan SA Registered[a]	2,470	3,891,067
Holcim Ltd. Registered[a]	80,258	7,347,146
Julius Baer Group Ltd.[a]	64,396	3,009,706
Kuehne & Nagel International AG Registered	3,952	539,531
Lonza Group AG Registered[a]	10,868	1,135,002
Nestle SA Registered	548,340	42,318,931
Novartis AG Registered	337,896	29,282,145
Roche Holding AG Genusschein	111,312	32,617,975
Schindler Holding AG Participation Certificates	3,458	534,931
Schindler Holding AG Registered	3,952	602,372
SGS SA Registered	988	2,463,127
Sonova Holding AG Registered	4,446	641,311
Sulzer AG Registered	3,952	607,758

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Swatch Group AG (The) Bearer	5,434	$3,484,006
Swiss Prime Site AG Registered	27,664	2,323,531
Swiss Re AGa	67,762	5,914,600
Swisscom AG Registered	3,458	2,101,232
Syngenta AG Registered	16,545	6,550,726
Transocean Ltd.	53,870	2,296,259
UBS AG Registered[a]	545,752	11,405,346
Zurich Insurance Group AGa	21,762	6,231,132

		198,867,249

TAIWAN — 1.22%
Advanced Semiconductor Engineering Inc.	2,964,524	3,435,934
AU Optronics Corp.[a]	3,170,950	1,197,060
Chang Hwa Commercial Bank Ltd.	2,112,869	1,227,924
China Airlines Ltd.[a]	1,976,000	660,891
China Development Financial Holding Corp.	3,952,000	1,132,022
China Steel Corp.	1,493,731	1,253,927
Chunghwa Telecom Co. Ltd.	1,324,140	4,130,538
CTBC Financial Holding Co. Ltd.	1,210,894	719,768
E.Sun Financial Holding Co. Ltd.	2,090,740	1,263,528
EVA Airways Corp.[a]	1,482,000	750,864
Far EasTone Telecommunications Co. Ltd.	494,000	1,068,223
First Financial Holding Co. Ltd.	1,614,571	946,351
Formosa Plastics Corp.	512,160	1,319,493
Formosa Taffeta Co. Ltd.	494,000	516,117
Hon Hai Precision Industry Co. Ltd.	1,976,180	5,667,170
Hua Nan Financial Holdings Co. Ltd.	2,116,040	1,191,227
MediaTek Inc.	494,000	7,721,306
Mega Financial Holding Co. Ltd.	1,063,287	813,363
Nan Ya Plastics Corp.	499,830	1,094,071
Phison Electronics Corp.	494,000	3,353,533
Siliconware Precision Industries Co. Ltd.	2,501,805	3,665,967
SinoPac Financial Holdings Co. Ltd.	2,622,177	1,167,901
Taishin Financial Holdings Co. Ltd.	2,587,062	1,173,679
Taiwan Business Bank Ltd.[a]	5,601,640	1,632,374
Taiwan Cooperative Financial Holding Co. Ltd.	2,296,214	1,220,420
Taiwan Mobile Co. Ltd.	494,000	1,593,337
Taiwan Semiconductor Manufacturing Co. Ltd.	3,952,000	15,508,047
U-Ming Marine Transport Corp.	296,000	497,940
Uni-President Enterprises Co.	1,078,833	1,825,564
United Microelectronics Corp.	5,434,000	2,348,291
Wan Hai Lines Ltd.	988,000	492,397
Yang Ming Marine Transport Corp.[a]	988,000	404,060

		70,993,287

THAILAND — 0.22%
Bangkok Bank PCL NVDR	714,180	4,160,165
Bangkok Dusit Medical Services PCL NVDR	2,294,000	1,049,172
BEC World PCL NVDR	663,700	1,122,916
Central Pattana PCL NVDR[b]	1,211,100	1,693,519
Charoen Pokphand Foods PCL NVDR	1,451,300	1,210,912
Glow Energy PCL NVDR	565,700	1,359,183
Indorama Ventures PCL NVDR	1,302,133	957,687
Kasikornbank PCL NVDR	247,023	1,461,833

		13,015,387

TURKEY — 0.18%
Akbank TAS	255,892	890,679
Anadolu Efes Biracilik ve Malt Sanayii AS	67,402	803,769
Arcelik AS	97,903	601,086

Security	Shares	Value

BIM Birlesik Magazalar AS	40,834	$940,142
Coca-Cola Icecek AS	41,078	959,340
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	761,925	993,158
TAV Havalimanlari Holding AS	102,121	815,078
Turk Hava Yollari AO	380,467	1,212,880
Turkiye Garanti Bankasi AS	375,993	1,372,639
Turkiye Halk Bankasi AS	102,752	684,237
Turkiye Is Bankasi AS Class C	153,140	359,453
Turkiye Sise ve Cam Fabrikalari ASb	250,591	312,440
Turkiye Vakiflar Bankasi TAO Class Db	291,878	607,907

		10,552,808

UNITED ARAB EMIRATES — 0.00%
Abu Dhabi Commercial Bank PJSC	10	21
DP World Ltd.	10	185
Emaar Properties PJSC	10	30

		236

UNITED KINGDOM — 8.02%
3i Group PLC	486,816	3,122,006
Aggreko PLC	30,089	801,223
AMEC PLC	32,604	679,911
Anglo American PLC	170,635	4,558,150
Antofagasta PLC	17,465	232,090
ARM Holdings PLC	213,902	3,219,958
AstraZeneca PLC	213,902	16,845,635
Aviva PLC	457,543	4,059,931
BAE Systems PLC	658,516	4,447,749
Barclays PLC	2,367,067	10,080,211
BG Group PLC	503,544	10,186,107
BHP Billiton PLC	337,021	10,920,586
BP PLC	2,899,542	24,440,944
British American Tobacco PLC	285,532	16,474,558
British Land Co. PLC	417,446	4,867,186
British Sky Broadcasting Group PLC	201,107	2,988,298
BT Group PLC	1,274,041	7,927,475
Burberry Group PLC	54,340	1,362,574
Capita PLC	56,810	1,040,803
Carnival PLC	71,630	2,861,697
Centrica PLC	1,171,900	6,530,080
Compass Group PLC	550,526	8,756,746
Diageo PLC	335,040	10,282,177
Experian PLC	384,826	7,381,706
Fresnillo PLC	28,289	406,739
GlaxoSmithKline PLC	763,310	21,034,641
Glencore Xstrata PLC	1,366,413	7,348,614
HSBC Holdings PLC	2,975,856	30,355,315
Imperial Tobacco Group PLC	148,824	6,425,659
Inmarsat PLC	67,678	831,942
Intertek Group PLC	9,386	460,564
J Sainsbury PLC	535,029	3,032,792
Johnson Matthey PLC	94,354	5,214,592
Kingfisher PLC	176,358	1,245,057
Land Securities Group PLC	273,324	4,901,356
Legal & General Group PLC	1,751,008	6,262,217
Lloyds Banking Group PLC[a]	6,829,996	8,691,112
Marks & Spencer Group PLC	536,997	3,999,659
National Grid PLC	606,639	8,609,581
Next PLC	16,302	1,794,744
Nobel Corp. PLC	80,522	2,480,883
Old Mutual PLC	1,577,575	5,319,638

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Pearson PLC	236,368	$4,426,233
Petrofac Ltd.	18,278	448,444
Prudential PLC	426,055	9,773,257
Randgold Resources Ltd.	14,326	1,156,290
Reckitt Benckiser Group PLC	90,031	7,259,044
Reed Elsevier PLC	406,622	5,987,167
Rio Tinto PLC	212,420	11,565,696
Rolls-Royce Holdings PLC[a]	443,523	7,863,564
Royal Bank of Scotland Group PLC[a]	243,831	1,230,222
Royal Dutch Shell PLC Class A	605,644	24,001,838
Royal Dutch Shell PLC Class B	386,942	16,464,950
SABMiller PLC	198,588	10,799,168
Severn Trent PLC	20,748	646,378
Shire PLC	143,754	8,199,617
Smith & Nephew PLC	265,423	4,121,016
SSE PLC	205,574	5,293,611
Standard Chartered PLC	344,052	7,444,863
Standard Life PLC	925,910	5,975,489
Tate & Lyle PLC	17,784	210,505
Tesco PLC	1,196,497	5,918,602
Tullow Oil PLC	111,937	1,663,299
Unilever PLC	219,422	9,796,154
United Utilities Group PLC	15,314	205,833
Vodafone Group PLC	4,269,498	16,145,142
Weir Group PLC (The)	23,712	1,077,047
Wm Morrison Supermarkets PLC	679,744	2,305,894
Wolseley PLC	85,209	4,922,124
WPP PLC	364,313	7,837,149

		465,221,502

UNITED STATES — 48.65%
3M Co.	110,695	15,396,568
Abbott Laboratories	226,310	8,767,249
AbbVie Inc.	235,638	12,272,027
Accenture PLC Class A	125,476	10,065,685
ACE Ltd.	81,016	8,289,557
Actavis PLC[a]	25,194	5,147,890
Activision Blizzard Inc.	48,412	968,724
Adobe Systems Inc.[a]	128,160	7,906,190
ADT Corp. (The)	61,536	1,860,849
Advance Auto Parts Inc.	7,904	958,676
AES Corp. (The)	262,471	3,792,706
Aetna Inc.	79,537	5,682,919
Aflac Inc.	79,210	4,968,051
AGCO Corp.	6,641	369,904
Agilent Technologies Inc.	29,640	1,601,746
Air Products and Chemicals Inc.	52,886	6,215,163
Akamai Technologies Inc.[a]	37,145	1,971,285
Alcoa Inc.	162,600	2,190,222
Alexion Pharmaceuticals Inc.[a]	25,688	4,063,842
Alleghany Corp.[a]	1,281	522,622
Allergan Inc.	61,256	10,158,695
Alliant Energy Corp.	15,808	924,452
Allstate Corp. (The)	107,743	6,135,964
Altera Corp.	22,230	722,920
Altria Group Inc.	346,829	13,911,311
Amazon.com Inc.[a]	61,256	18,629,787
Ameren Corp.	23,712	979,543
American Electric Power Co. Inc.	116,599	6,274,192
American Express Co.	147,840	12,925,651
American International Group Inc.	224,506	11,928,004
American Tower Corp.	106,704	8,911,918

Security	Shares	Value

American Water Works Co. Inc.	18,772	$854,689
Ameriprise Financial Inc.	34,580	3,860,165
AmerisourceBergen Corp.	7,625	496,998
AMETEK Inc.	16,302	859,441
Amgen Inc.	125,476	14,021,943
Amphenol Corp. Class A	15,314	1,460,190
Anadarko Petroleum Corp.	85,111	8,427,691
Annaly Capital Management Inc.	203,034	2,345,043
Apache Corp.	57,806	5,017,561
Apple Inc.	144,248	85,119,302
Applied Materials Inc.	278,215	5,302,778
Archer-Daniels-Midland Co.	112,663	4,926,753
AT&T Inc.	858,078	30,633,385
Autodesk Inc.[a]	26,182	1,257,260
Automatic Data Processing Inc.	124,224	9,684,503
AutoZone Inc.[a]	2,286	1,220,473
Avago Technologies Ltd.[b]	31,616	2,007,616
AvalonBay Communities Inc.	13,338	1,821,304
Avon Products Inc.	114,114	1,743,662
Baker Hughes Inc.	72,322	5,055,308
Bank of America Corp.	1,625,754	24,613,916
Bank of New York Mellon Corp. (The)	170,469	5,773,785
Baxter International Inc.	91,015	6,624,982
BB&T Corp.	150,792	5,629,065
Beam Inc.	13,529	1,129,266
Becton, Dickinson and Co.	41,078	4,643,046
Bed Bath & Beyond Inc.[a,b]	54,834	3,406,836
Berkshire Hathaway Inc. Class Ba	135,850	17,504,272
Best Buy Co. Inc.	63,232	1,639,606
Biogen Idec Inc.[a,b]	41,002	11,772,494
BlackRock Inc.[e]	14,513	4,368,413
Boeing Co. (The)	118,567	15,297,514
BorgWarner Inc.	7,425	461,390
Boston Properties Inc.	31,345	3,671,753
Boston Scientific Corp.[a]	324,216	4,088,364
Bristol-Myers Squibb Co.	275,816	13,815,623
Broadcom Corp. Class A	42,484	1,308,932
Brown-Forman Corp. Class B NVS	6,422	576,182
Bunge Ltd.	7,625	607,331
C.H. Robinson Worldwide Inc.	52,858	3,113,336
C.R. Bard Inc.[b]	31,122	4,273,984
CA Inc.	143,260	4,317,856
Cablevision NY Group Class A	24,206	404,240
Cabot Oil & Gas Corp.	76,076	2,988,265
Calpine Corp.[a]	39,113	896,861
Cameron International Corp.[a]	30,628	1,989,595
Capital One Financial Corp.	85,111	6,289,703
Cardinal Health Inc.	77,717	5,402,109
CareFusion Corp.[a]	40,169	1,569,001
CarMax Inc.[a]	27,170	1,189,503
Carnival Corp.	97,318	3,825,571
Caterpillar Inc.	87,079	9,178,127
CBRE Group Inc. Class Aa	46,930	1,250,215
CBS Corp. Class B NVS	158,081	9,130,759
Celanese Corp. Series A	15,314	940,739
Celgene Corp.[a]	72,618	10,675,572
CenturyLink Inc.	96,551	3,370,595
Cerner Corp.[a]	29,146	1,495,190
CF Industries Holdings Inc.	6,916	1,695,596
Charles Schwab Corp. (The)	247,714	6,576,807
Cheniere Energy Inc.[a]	44,460	2,509,767
Chesapeake Energy Corp.	118,346	3,402,447
Chevron Corp.	298,376	37,452,156

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Chipotle Mexican Grill Inc.[a]	4,940	$2,462,590
Chubb Corp. (The)	39,923	3,676,110
Church & Dwight Co. Inc.	31,241	2,155,941
Cigna Corp.	69,370	5,552,375
Cisco Systems Inc.	877,344	20,275,420
CIT Group Inc.	15,540	668,997
Citigroup Inc.	459,511	22,015,172
Citrix Systems Inc.[a]	24,206	1,435,658
Clorox Co. (The)[b]	22,385	2,030,320
CME Group Inc.	48,535	3,416,379
CMS Energy Corp.	6,714	203,501
Coach Inc.	60,268	2,690,966
Cobalt International Energy Inc.[a]	46,855	843,390
Coca-Cola Co. (The)	605,326	24,691,248
Coca-Cola Enterprises Inc.	19,433	883,036
Cognizant Technology Solutions Corp. Class Aa	138,660	6,642,507
Colgate-Palmolive Co.	159,330	10,722,909
Comcast Corp. Class A	242,018	12,526,852
Comcast Corp. Class A Special NVS	118,567	6,050,474
Comerica Inc.	19,800	955,152
ConAgra Foods Inc.	175,864	5,365,611
Concho Resources Inc.[a]	15,497	2,021,584
ConocoPhillips	188,708	14,022,891
CONSOL Energy Inc.	51,003	2,270,144
Consolidated Edison Inc.	38,129	2,212,626
Constellation Brands Inc. Class Aa	25,194	2,011,489
Core Laboratories NV	7,410	1,390,709
Corning Inc.	271,327	5,673,448
Costco Wholesale Corp.	76,258	8,821,525
Covidien PLC	93,967	6,695,149
Cree Inc.[a,b]	22,230	1,048,589
Crown Castle International Corp.	38,038	2,766,504
CSX Corp.	248,482	7,012,162
Cummins Inc.	28,289	4,267,396
CVS Caremark Corp.	212,420	15,447,182
D.R. Horton Inc.	41,002	913,525
Danaher Corp.	129,144	9,476,587
Deere & Co.	60,514	5,648,377
Delta Air Lines Inc.	90,031	3,315,842
Denbury Resources Inc.	18,077	304,055
Devon Energy Corp.	71,338	4,993,660
DIRECTV[a,b]	108,680	8,433,568
Discover Financial Services	47,918	2,678,616
Dollar General Corp.[a]	28,799	1,625,416
Dollar Tree Inc.[a]	29,220	1,521,485
Dominion Resources Inc.	117,583	8,529,471
Dover Corp.	68,848	5,948,467
Dow Chemical Co. (The)	157,680	7,868,232
Dr Pepper Snapple Group Inc.	64,450	3,571,819
DTE Energy Co.	11,362	887,827
Duke Energy Corp.	127,452	9,493,899
Duke Realty Corp.	45,448	796,249
E.I. du Pont de Nemours and Co.	136,032	9,157,674
Eaton Corp. PLC	110,656	8,038,052
eBay Inc.[a]	184,985	9,587,773
Edison International	93,967	5,314,774
Edwards Lifesciences Corp.[a]	11,362	925,662
Electronic Arts Inc.[a,b]	100,855	2,854,197
Eli Lilly and Co.	157,680	9,318,888
EMC Corp.	347,282	8,959,876
Emerson Electric Co.	92,983	6,339,581
Energizer Holdings Inc.	7,904	882,798
Ensco PLC Class A	21,736	1,096,581

Security	Shares	Value

Entergy Corp.	45,014	$3,263,515
EOG Resources Inc.	99,868	9,787,064
EQT Corp.	23,712	2,584,371
Equinix Inc.[a,b]	8,892	1,670,007
Equity Residential	97,318	5,784,582
Estee Lauder Companies Inc. (The) Class A	24,206	1,756,629
Exelon Corp.	140,812	4,932,644
Expedia Inc.	13,817	980,869
Expeditors International of Washington Inc.	84,474	3,483,708
Express Scripts Holding Co.[a,b]	134,368	8,946,221
Exxon Mobil Corp.	693,082	70,978,528
F5 Networks Inc.[a]	17,465	1,836,794
Facebook Inc. Class Aa	288,970	17,274,627
Family Dollar Stores Inc.	13,529	794,829
Fastenal Co.	28,158	1,410,153
Federal Realty Investment Trust	9,386	1,103,230
FedEx Corp.	55,838	7,607,927
Fidelity National Financial Inc. Class A	19,725	634,751
Fifth Third Bancorp	182,033	3,751,700
First Republic Bank	14,820	752,263
FirstEnergy Corp.	68,386	2,308,028
Fluor Corp.	57,040	4,317,928
FMC Technologies Inc.[a]	32,110	1,820,637
Ford Motor Co.	497,640	8,036,886
Forest Laboratories Inc.[a]	32,604	2,996,634
Fossil Group Inc.[a]	7,410	790,277
Franklin Resources Inc.	135,042	7,069,449
Freeport-McMoRan Copper & Gold Inc.	155,740	5,352,784
Frontier Communications Corp.[b]	147,840	879,648
Gap Inc. (The)	94,354	3,708,112
General Dynamics Corp.[b]	53,950	5,904,827
General Electric Co.	1,607,058	43,213,790
General Growth Properties Inc.	58,401	1,341,471
General Mills Inc.	126,048	6,683,065
General Motors Co.	135,256	4,663,627
Gilead Sciences Inc.[a]	257,374	20,201,285
Goldman Sachs Group Inc. (The)	79,759	12,747,083
Google Inc. Class Aa	43,472	23,252,303
Google Inc. Class Ca	43,472	22,894,964
Halliburton Co.	159,648	10,068,999
Harley-Davidson Inc.[b]	28,289	2,091,689
Harris Corp.	10,585	778,209
Hartford Financial Services Group Inc. (The)	66,758	2,394,609
HCP Inc.	55,328	2,316,030
Helmerich & Payne Inc.	11,856	1,288,154
Herbalife Ltd.[b]	14,800	887,704
Hershey Co. (The)[b]	16,532	1,591,040
Hertz Global Holdings Inc.[a]	62,244	1,772,087
Hess Corp.	53,870	4,803,049
Hewlett-Packard Co.	313,392	10,360,740
HollyFrontier Corp.	27,305	1,435,970
Home Depot Inc. (The)	246,506	19,599,692
Honeywell International Inc.	102,823	9,552,257
Hormel Foods Corp.	19,760	942,354
Hospira Inc.[a]	18,772	859,758
Host Hotels & Resorts Inc.	75,582	1,621,234
Hudson City Bancorp Inc.	33,487	333,531
Humana Inc.	30,134	3,307,206
Illinois Tool Works Inc.	100,855	8,595,872
Illumina Inc.[a,b]	20,748	2,818,616
Ingersoll-Rand PLC	90,003	5,382,179
Intel Corp.	800,774	21,372,658
International Business Machines Corp.[b]	164,996	32,416,764

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

International Game Technology	124,609	$1,563,843
International Paper Co.	134,064	6,254,086
Intuit Inc.	86,944	6,586,008
Intuitive Surgical Inc.[a]	5,434	1,965,478
J.M. Smucker Co. (The)	16,481	1,593,383
J.P. Morgan Chase & Co.	596,258	33,378,523
Jacobs Engineering Group Inc.[a]	63,466	3,661,988
Johnson & Johnson	402,686	40,788,065
Johnson Controls Inc.	139,802	6,310,662
Joy Global Inc.	12,545	757,467
Juniper Networks Inc.[a]	112,663	2,781,649
Kansas City Southern Industries Inc.	15,564	1,570,096
Kellogg Co.	71,630	4,787,033
Keurig Green Mountain Inc.	21,736	2,036,228
KeyCorp	104,527	1,425,748
Kimberly-Clark Corp.	66,366	7,449,583
Kimco Realty Corp.	36,062	826,541
Kinder Morgan Inc.	79,112	2,583,798
KLA-Tencor Corp.	13,832	885,110
Kohl’s Corp.	50,882	2,787,825
Kraft Foods Group Inc.	77,679	4,416,828
Kroger Co. (The)	151,756	6,986,846
L Brands Inc.	25,337	1,373,265
L-3 Communications Holdings Inc.[b]	44,550	5,139,733
Laboratory Corp. of America Holdings[a,b]	34,086	3,364,288
Las Vegas Sands Corp.	53,870	4,262,733
Legg Mason Inc.	70,354	3,298,899
Level 3 Communications Inc.[a]	19,266	829,016
Liberty Global PLC Series Aa	18,772	747,501
Liberty Global PLC Series C NVS[a,b]	58,292	2,240,162
Liberty Interactive Corp. Series Aa	64,450	1,872,917
Lincoln National Corp.	64,450	3,126,470
LinkedIn Corp. Class Aa	17,290	2,653,496
LKQ Corp.[a]	40,014	1,165,208
Lockheed Martin Corp.	53,870	8,842,222
Lorillard Inc.	73,195	4,349,247
Lowe’s Companies Inc.	207,480	9,525,407
LSI Corp.	67,184	748,430
Lululemon Athletica Inc.[a]	15,497	711,777
LyondellBasell Industries NV Class A	57,798	5,346,315
M&T Bank Corp.	6,715	819,297
Macerich Co. (The)	15,497	1,005,910
Macy’s Inc.	105,222	6,042,899
Marathon Oil Corp.	130,128	4,704,127
Marathon Petroleum Corp.	53,460	4,969,107
Marriott International Inc. Class A	108,186	6,267,215
Marsh & McLennan Companies Inc.	92,872	4,579,518
Marvell Technology Group Ltd.	52,364	830,493
Masco Corp.	62,244	1,250,482
MasterCard Inc. Class A	139,804	10,282,584
Mattel Inc.	27,664	1,084,844
McCormick & Co. Inc. NVS	18,568	1,322,042
McDonald’s Corp.	157,154	15,932,273
McGraw Hill Financial Inc.	68,174	5,040,104
McKesson Corp.	55,822	9,444,524
MDU Resources Group Inc.	29,640	1,049,849
Mead Johnson Nutrition Co. Class A	50,388	4,447,245
Medtronic Inc.	169,488	9,969,284
Merck & Co. Inc.	477,698	27,973,995
MetLife Inc.	107,743	5,640,346
MGM Resorts International[a]	81,175	2,048,045
Michael Kors Holdings Ltd.[a,b]	34,086	3,108,643
Micron Technology Inc.[a]	172,406	4,503,245

Security	Shares	Value

Microsoft Corp.	1,212,276	$48,975,950
Mondelez International Inc. Class A	233,206	8,313,794
Monsanto Co.	80,194	8,877,476
Monster Beverage Corp.[a]	24,206	1,620,834
Moody’s Corp.	57,798	4,537,143
Morgan Stanley	190,190	5,882,577
Mosaic Co. (The)	35,237	1,763,259
Motorola Solutions Inc.	74,720	4,750,698
Murphy Oil Corp.	52,886	3,354,559
Mylan Inc.[a]	46,900	2,381,582
Nabors Industries Ltd.	31,122	794,233
National Oilwell Varco Inc.	82,159	6,451,946
NetApp Inc.[b]	46,361	1,650,915
Netflix Inc.[a,b]	9,880	3,181,755
New York Community Bancorp Inc.	28,945	446,042
Newell Rubbermaid Inc.	29,146	877,586
Newmont Mining Corp.	95,342	2,367,342
News Corp. Class A NVS[a]	65,046	1,107,083
NextEra Energy Inc.	75,274	7,516,109
Nike Inc. Class B	144,742	10,558,929
NiSource Inc.	30,628	1,112,409
Noble Energy Inc.	99,868	7,168,525
Nordstrom Inc.	12,989	795,966
Norfolk Southern Corp.	73,606	6,957,975
Northeast Utilities	35,791	1,691,483
Northern Trust Corp.	67,748	4,081,817
Northrop Grumman Corp.	60,514	7,353,056
NRG Energy Inc.	122,556	4,010,032
Nuance Communications Inc.[a,b]	42,484	683,568
Nucor Corp.	79,210	4,099,117
NVIDIA Corp.	138,000	2,548,860
O’Reilly Automotive Inc.[a]	13,832	2,058,063
Occidental Petroleum Corp.	131,112	12,553,974
OGE Energy Corp.	43,472	1,622,810
Omnicom Group Inc.	41,002	2,775,015
ONEOK Inc.	25,704	1,625,007
Oracle Corp.	565,630	23,122,954
Owens-Illinois Inc.[a]	84,127	2,673,556
PACCAR Inc.	107,198	6,858,528
Parker Hannifin Corp.	52,858	6,706,623
Paychex Inc.	143,904	6,016,626
Peabody Energy Corp.	67,402	1,281,312
Pentair Ltd. Registered	29,445	2,187,469
People’s United Financial Inc.	24,499	349,846
PepsiCo Inc.	233,198	20,029,376
Perrigo Co. PLC	25,688	3,721,164
PetSmart Inc.	8,892	601,811
Pfizer Inc.	1,095,198	34,257,793
PG&E Corp.	105,926	4,828,107
Philip Morris International Inc.	261,326	22,325,080
Phillips 66	105,775	8,802,595
Pinnacle West Capital Corp.	12,844	718,622
Pioneer Natural Resources Co.	23,218	4,487,343
Plum Creek Timber Co. Inc.[b]	22,724	990,766
PNC Financial Services Group Inc. (The)[e]	96,944	8,147,174
PPL Corp.	101,839	3,395,312
Praxair Inc.	59,774	7,803,496
Precision Castparts Corp.	35,568	9,001,905
Priceline.com Inc. (The)[a]	7,135	8,260,546
Principal Financial Group Inc.	87,079	4,078,780
Procter & Gamble Co. (The)	410,518	33,888,261
Progressive Corp. (The)	248,482	6,025,688
Prologis Inc.	56,810	2,308,190

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Prudential Financial Inc.	67,402	$5,437,993
Public Service Enterprise Group Inc.	104,791	4,293,287
Public Storage	23,218	4,074,991
PulteGroup Inc.	37,489	689,423
QEP Resources Inc.	66,418	2,038,368
QUALCOMM Inc.	279,199	21,975,753
Quest Diagnostics Inc.	46,970	2,627,032
Rackspace Hosting Inc.[a,b]	21,207	615,427
Ralph Lauren Corp.	5,434	822,545
Range Resources Corp.	24,700	2,234,115
Rayonier Inc.	17,784	802,058
Raytheon Co.	76,258	7,281,114
Realty Income Corp.[b]	35,568	1,545,430
Red Hat Inc.[a]	20,723	1,008,174
Regeneron Pharmaceuticals Inc.[a,b]	12,350	3,666,591
Regions Financial Corp.	158,370	1,605,872
Republic Services Inc.	14,513	509,261
Reynolds American Inc.	98,306	5,547,408
Rockwell Automation Inc.	11,362	1,354,123
Ross Stores Inc.	24,700	1,681,576
Royal Caribbean Cruises Ltd.	7,625	405,116
Safeway Inc.	78,052	2,658,451
Salesforce.com Inc.[a]	81,783	4,224,092
SanDisk Corp.	53,870	4,577,334
SBA Communications Corp. Class Aa,b	29,273	2,627,544
SCANA Corp.	15,314	822,056
Schlumberger Ltd.	237,134	24,080,958
Seagate Technology PLC	65,702	3,454,611
Sears Holdings Corp.[a,b]	10,344	453,171
Sempra Energy	85,462	8,427,408
Simon Property Group Inc.	60,271	10,438,937
Sirius XM Holdings Inc.[a]	334,932	1,068,433
SL Green Realty Corp.	11,461	1,200,081
SLM Corp.	151,658	3,905,193
Southern Co. (The)	139,968	6,414,733
Southwest Airlines Co.	32,110	776,099
Southwestern Energy Co.[a]	86,450	4,139,226
Spectra Energy Corp.	189,202	7,513,211
Sprint Corp.[a]	151,929	1,291,397
St. Jude Medical Inc.	61,750	3,919,272
Staples Inc.	172,437	2,155,463
Starbucks Corp.	152,152	10,744,974
Starwood Hotels & Resorts Worldwide Inc.	61,498	4,713,822
State Street Corp.	71,338	4,605,581
Stryker Corp.	63,466	4,934,481
SunTrust Banks Inc.	108,727	4,159,895
Symantec Corp.	179,816	3,646,668
Sysco Corp.	95,935	3,494,912
T. Rowe Price Group Inc.	83,143	6,828,535
Target Corp.	115,102	7,107,548
TE Connectivity Ltd.	101,764	6,002,041
Teradata Corp.[a]	21,041	956,524
Tesla Motors Inc.[a,b]	17,784	3,697,116
Texas Instruments Inc.	234,182	10,643,572
Textron Inc.	76,775	3,140,097
Thermo Fisher Scientific Inc.	86,095	9,814,830
Tiffany & Co.	13,338	1,166,942
Time Warner Cable Inc.	47,003	6,649,044
Time Warner Inc.	188,220	12,509,101
TJX Companies Inc. (The)	171,912	10,001,840
Toll Brothers Inc.[a,b]	25,688	879,557
Tractor Supply Co.	20,748	1,395,096
Travelers Companies Inc. (The)	59,280	5,369,582

Security	Shares	Value

Trimble Navigation Ltd.[a,b]	26,676	$1,025,159
TripAdvisor Inc.[a]	20,254	1,635,308
TRW Automotive Holdings Corp.[a]	11,561	928,926
Twenty-First Century Fox Inc. Class A	260,503	8,341,306
Tyco International Ltd.	123,240	5,040,516
Tyson Foods Inc. Class A	37,544	1,575,722
U.S. Bancorp	274,279	11,185,098
UDR Inc.	39,575	1,023,410
Ulta Salon, Cosmetics & Fragrance Inc.[a]	10,868	953,232
Union Pacific Corp.	84,474	16,086,384
United Continental Holdings Inc.[a]	14,326	585,504
United Parcel Service Inc. Class B	89,425	8,808,362
United Technologies Corp.	106,759	12,632,792
UnitedHealth Group Inc.	166,478	12,492,509
Valero Energy Corp.	119,551	6,834,731
Varian Medical Systems Inc.[a]	36,556	2,908,030
Ventas Inc.	43,046	2,844,480
VeriSign Inc.[a,b]	61,256	2,890,058
Verisk Analytics Inc. Class Aa,b	22,724	1,365,485
Verizon Communications Inc.	632,904	29,575,604
Vertex Pharmaceuticals Inc.[a]	31,616	2,140,403
VF Corp.	35,568	2,172,849
Viacom Inc. Class B NVS	100,776	8,563,944
Visa Inc. Class A	79,544	16,116,410
Vornado Realty Trust[b]	53,890	5,529,114
Vulcan Materials Co.	17,784	1,147,602
Wal-Mart Stores Inc.	261,326	20,830,295
Walgreen Co.	151,210	10,267,159
Walt Disney Co. (The)	269,359	21,370,943
Waste Management Inc.	145,730	6,477,698
Waters Corp.[a]	4,940	486,788
Weatherford International Ltd.[a,b]	148,824	3,125,304
WellPoint Inc.	53,441	5,380,440
Wells Fargo & Co.	802,882	39,855,062
Western Digital Corp.	27,170	2,394,492
Western Union Co.	149,682	2,375,453
Weyerhaeuser Co.	65,702	1,961,205
Whirlpool Corp.	25,688	3,940,025
Whole Foods Market Inc.	40,508	2,013,248
Williams Companies Inc. (The)	140,913	5,942,301
Willis Group Holdings PLC	14,820	607,472
Windstream Holdings Inc.[b]	37,050	336,044
Wisconsin Energy Corp.[b]	28,460	1,379,741
Wynn Resorts Ltd.	9,593	1,955,917
Xcel Energy Inc.	45,014	1,434,596
Xerox Corp.	289,484	3,499,862
XL Group PLC	36,161	1,133,647
Xylem Inc.	85,111	3,199,322
Yahoo! Inc.[a]	217,854	7,831,851
Yum! Brands Inc.	93,366	7,188,248
Zimmer Holdings Inc.	52,886	5,119,365
Zoetis Inc.	58,057	1,756,805

		2,820,835,372

TOTAL COMMON STOCKS
(Cost: $4,914,110,866)		5,723,454,463

PREFERRED STOCKS — 0.83%

BRAZIL — 0.54%
Banco Bradesco SA	395,283	5,870,128

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2014

Security	Shares	Value

Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	72,471	$3,420,967
Companhia Energetica de Minas Gerais	247,087	1,878,345
Gerdau SA	296,400	1,773,135
Itau Unibanco Holding SA	402,186	6,622,271
Itausa - Investimentos Itau SA	456,779	2,002,924
Lojas Americanas SA	98,800	746,653
Oi SA	294,416	281,908
Petroleo Brasileiro SA	607,170	4,501,580
Telefonica Brasil SA	49,400	1,035,323
Vale SA Class A	296,433	3,504,222

		31,637,456
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	14,403	460,368

		460,368
COLOMBIA — 0.03%
Bancolombia SA	118,560	1,681,310

		1,681,310
GERMANY -— 0.20%
Henkel AG & Co. KGaA	23,712	2,639,105
Porsche Automobil Holding SE	12,545	1,380,235
Volkswagen AG	28,273	7,609,089

		11,628,429
SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	2,687	2,696,622

		2,696,622
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	59,432,082	100,354

		100,354

TOTAL PREFERRED STOCKS (Cost: $48,452,968)		48,204,539

RIGHTS — 0.01%

BRAZIL — 0.00%
AMBEV SAa	1,150	129
Klabin SAa	5,890	263

		392
CHINA — 0.00%
Fosun International Ltd.[a]	152,568	689

		689
COLOMBIA — 0.00%
Bancolombia SAa	7,991	—

		—

Security	Shares	Value

SOUTH KOREA — 0.00%
GS Engineering & Construction Corp.[a]	6,317	$53,187

		53,187
SPAIN — 0.01%
Banco Santander SAa	1,596,416	332,026

		332,026

TOTAL RIGHTS (Cost: $328,624)		386,294

SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	79,654,575	79,654,575
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	4,334,881	4,334,881
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	3,577,585	3,577,585

		87,567,041

TOTAL SHORT-TERM INVESTMENTS (Cost: $87,567,041)		87,567,041

TOTAL INVESTMENTS IN SECURITIES — 101.06% (Cost: $5,050,459,499)		5,859,612,337
Other Assets, Less Liabilities — (1.06)%		61,579,177

NET ASSETS — 100.00%		$5,798,033,160

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

90

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.65%

AUSTRALIA — 5.64%
Alumina Ltd.[a]	215,631	$269,720
Amcor Ltd.	82,935	790,719
AMP Ltd.	347,165	1,624,411
Asciano Ltd.	108,786	545,304
ASX Ltd.	34,490	1,135,741
Aurizon Holdings Ltd.	194,674	934,343
Australia and New Zealand Banking Group Ltd.	226,782	7,243,001
BHP Billiton Ltd.	300,447	10,508,809
Boral Ltd.	193,491	1,020,098
Brambles Ltd.	198,561	1,734,900
Commonwealth Bank of Australia	138,510	10,125,741
Computershare Ltd.	112,689	1,289,488
Crown Resorts Ltd.	82,128	1,220,575
CSL Ltd.	50,616	3,209,246
Echo Entertainment Group Ltd.	92,278	241,110
Fortescue Metals Group Ltd.	145,949	682,906
Goodman Group	206,571	953,164
Iluka Resources Ltd.	45,514	374,900
Insurance Australia Group Ltd.	333,963	1,776,147
Macquarie Group Ltd.	41,043	2,194,237
Mirvac Group	436,817	708,282
National Australia Bank Ltd.	189,661	6,203,281
Newcrest Mining Ltd.[a]	54,549	528,673
Orica Ltd.	46,512	942,503
Origin Energy Ltd.	143,127	1,975,953
Qantas Airways Ltd.[a]	269,930	305,126
QBE Insurance Group Ltd.	124,938	1,340,515
Rio Tinto Ltd.	42,665	2,439,078
Santos Ltd.	109,504	1,395,087
Sonic Healthcare Ltd.	67,374	1,104,929
Stockland Corp. Ltd.	168,264	606,470
Suncorp Group Ltd.	180,234	2,174,285
Sydney Airport	63,712	249,116
Tabcorp Holdings Ltd.	77,012	265,442
Telstra Corp. Ltd.	296,687	1,434,953
Transurban Group	72,846	490,692
Wesfarmers Ltd.	105,891	4,190,418
Westfield Group	152,202	1,544,199
Westfield Retail Trust	156,294	461,957
Westpac Banking Corp.	242,136	7,879,208
Woodside Petroleum Ltd.	59,427	2,246,532
Woolworths Ltd.	135,261	4,677,167

		91,038,426
AUSTRIA — 0.22%
Erste Group Bank AG	17,100	573,545
IMMOEAST AG Escrow[a,b]	54,189	1
IMMOFINANZ AGa	168,521	624,346
OMV AG	16,786	784,703
Raiffeisen International Bank Holding AG	6,027	190,116
Vienna Insurance Group AG	10,533	561,179
Voestalpine AG	18,138	827,409

		3,561,299

Security	Shares	Value

BELGIUM — 0.89%
Ageas	30,637	$1,316,234
Anheuser-Busch InBev NV	62,244	6,769,714
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	8,393	623,061
Groupe Bruxelles Lambert SA	18,043	1,823,026
KBC Groep NV	18,126	1,103,572
Solvay SA	8,225	1,330,890
UCB SAc	14,430	1,182,267
Umicore SAc	4,446	217,764

		14,366,528
BRAZIL — 1.24%
ALL - America Latina Logistica SA	85,500	337,800
AMBEV SA	413,100	3,012,833
Anhanguera Educacional Participacoes SA	34,200	211,173
Banco Bradesco SA	17,190	263,432
Banco do Brasil SA	85,500	895,570
Banco Santander (Brasil) SA Units	68,400	456,010
BB Seguridade Participacoes SA	17,700	206,940
BM&F Bovespa SA	136,800	697,787
BR Malls Participacoes SA	34,200	293,652
BRF SA	73,359	1,657,589
CCR SA	68,400	534,052
Centrais Eletricas Brasileiras SA	17,100	59,526
CETIP SA - Mercados Organizados	17,117	217,586
Cielo SA	81,584	1,441,897
Companhia de Saneamento Basico do Estado de Sao Paulo	51,300	484,779
Companhia Hering SA	17,100	180,262
Companhia Siderurgica Nacional SA	85,500	327,470
CPFL Energia SA	34,200	289,368
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,100	103,444
EDP Energias do Brasil SA	51,300	222,420
Embraer SA	68,400	590,059
Fibria Celulose SAa	17,100	169,856
Hypermarcas SA	51,300	377,127
JBS SA	34,200	117,828
Klabin SA	34,200	179,038
Kroton Educacional SA	17,100	365,420
Lojas Renner SA	17,700	519,528
MRV Engenharia e Participacoes SA	34,200	108,035
Natura Cosmeticos SA	17,100	292,199
Petroleo Brasileiro SA	222,300	1,554,643
Souza Cruz SA	34,200	311,403
TIM Participacoes SA	158,560	858,442
Tractebel Energia SA	17,100	253,713
Ultrapar Participacoes SA	34,200	856,626
Vale SA	119,700	1,574,612

		20,022,119
CANADA — 7.30%
Agnico-Eagle Mines Ltd.	14,877	438,807
Agrium Inc.	15,772	1,512,888
Alimentation Couche-Tard Inc. Class B	30,780	866,367
ARC Resources Ltd.	37,962	1,124,902
Athabasca Oil Corp.[a]	36,636	271,736
Bank of Montreal	56,442	3,885,547
Bank of Nova Scotia	105,786	6,419,744
Barrick Gold Corp.	90,547	1,578,354
Baytex Energy Corp.	5,131	213,291
BCE Inc.	19,152	851,627

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Bell Aliant Inc.	6,669	$164,074
BlackBerry Ltd.[a,c]	43,176	329,293
Bombardier Inc. Class B	184,084	739,724
Brookfield Asset Management Inc. Class A	54,583	2,288,363
Cameco Corp.	40,613	863,366
Canadian Imperial Bank of Commerce	33,572	2,989,344
Canadian National Railway Co.	78,174	4,573,120
Canadian Natural Resources Ltd.	104,481	4,251,785
Canadian Oil Sands Ltd.	43,317	937,821
Canadian Pacific Railway Ltd.	13,406	2,090,576
Canadian Tire Corp. Ltd. Class A NVS	12,561	1,232,121
Canadian Utilities Ltd. Class A	7,998	295,083
Catamaran Corp.[a]	15,219	577,447
Cenovus Energy Inc.	45,999	1,368,506
CGI Group Inc. Class Aa,c	15,732	566,521
Crescent Point Energy Corp.	16,417	667,032
Dollarama Inc.	7,866	653,392
Eldorado Gold Corp.	75,411	459,015
Empire Co. Ltd. Class A	3,492	220,603
Enbridge Inc.	83,790	4,038,137
Encana Corp.	58,824	1,360,920
Enerplus Corp.	32,151	712,188
Finning International Inc.	32,220	869,025
First Quantum Minerals Ltd.	53,738	1,068,933
Fortis Inc.	21,123	619,765
Franco-Nevada Corp.	14,193	683,235
George Weston Ltd.	5,689	428,081
Gildan Activewear Inc.	10,773	550,012
Goldcorp Inc.	67,651	1,668,698
Great-West Lifeco Inc.	44,839	1,260,044
H&R Real Estate Investment Trust	11,885	249,948
Husky Energy Inc.	40,782	1,331,096
Imperial Oil Ltd.	32,661	1,592,799
Kinross Gold Corp.	108,414	439,603
Loblaw Companies Ltd.	23,826	1,034,497
Magna International Inc. Class A	23,151	2,265,210
Manulife Financial Corp.	160,426	3,008,399
MEG Energy Corp.[a]	17,100	614,849
Metro Inc. Class A	2,907	178,958
National Bank of Canada	19,172	794,692
New Gold Inc.[a]	23,827	120,280
Onex Corp.	2,140	122,068
Open Text Corp.	13,680	673,747
Pacific Rubiales Energy Corp.	34,586	563,801
Pembina Pipeline Corp.	20,178	791,896
Penn West Petroleum Ltd.	54,549	492,579
Peyto Exploration & Development Corp.	15,048	554,093
Potash Corp. of Saskatchewan Inc.	77,976	2,815,080
Power Corp. of Canada	45,683	1,284,594
Power Financial Corp.	36,445	1,156,331
RioCan Real Estate Investment Trust	12,673	314,443
Rogers Communications Inc. Class B	41,965	1,664,528
Royal Bank of Canada	132,374	8,823,325
Saputo Inc.	9,919	529,730
Shaw Communications Inc. Class B	33,262	804,689
Silver Wheaton Corp.	38,646	856,061
SNC-Lavalin Group Inc.	19,326	875,565
Sun Life Financial Inc.	66,519	2,248,717
Suncor Energy Inc.	141,075	5,435,009
Talisman Energy Inc.	101,061	1,043,347
Teck Resources Ltd. Class B	42,810	974,435
TELUS Corp. NVS	35,784	1,259,263
Thomson Reuters Corp.	27,233	984,403

Security	Shares	Value

Tim Hortons Inc.	21,292	$1,166,409
Toronto-Dominion Bank (The)	129,960	6,244,285
Tourmaline Oil Corp.[a]	17,484	904,111
TransAlta Corp.	14,758	180,063
TransCanada Corp.	73,904	3,439,807
Turquoise Hill Resources Ltd.[a,c]	91,083	353,559
Valeant Pharmaceuticals International Inc.[a]	26,334	3,517,039
Yamana Gold Inc.	58,502	437,652

		117,830,447
CHILE — 0.28%
Aguas Andinas SA Series A	502,740	311,168
Banco de Chile	2,013,282	260,345
Banco de Credito e Inversiones	4,660	258,760
Banco Santander (Chile) SA	5,700,595	344,643
Cencosud SA	75,240	250,011
Colbun SA	567,720	140,822
CorpBanca SA	20,232,720	237,473
Empresa Nacional de Electricidad SA	191,691	283,516
Empresas CMPC SA	102,318	229,903
Empresas Copec SA	39,321	514,298
Enersis SA	2,141,247	693,065
LATAM Airlines Group SA	28,291	432,176
S.A.C.I. Falabella SA	62,796	535,657

		4,491,837
CHINA — 3.72%
AAC Technologies Holdings Inc.	85,500	477,521
Air China Ltd. Class H	714,000	405,219
Anhui Conch Cement Co. Ltd. Class Hc	256,500	952,837
Anta Sports Products Ltd.	343,000	501,702
AviChina Industry & Technology Co. Ltd. Class H	696,000	371,662
Bank of China Ltd. Class H	5,301,000	2,331,583
Bank of Communications Co. Ltd. Class H	720,800	448,126
Beijing Capital International Airport Co. Ltd. Class H	348,000	241,491
Belle International Holdings Ltd.	513,000	531,339
Biostime International Holdings Ltd.[c]	85,500	567,952
Brilliance China Automotive Holdings Ltd.	348,000	537,743
BYD Co. Ltd. Class Ha,c	85,500	460,427
China Communications Construction Co. Ltd. Class H	171,000	111,826
China Construction Bank Corp. Class H	5,472,050	3,776,091
China COSCO Holdings Co. Ltd. Class Ha,c	427,500	169,283
China Everbright International Ltd.	171,000	214,388
China Gas Holdings Ltd.	342,000	555,821
China Life Insurance Co. Ltd. Class H	684,000	1,762,748
China Longyuan Power Group Corp. Ltd. Class H	171,000	176,010
China Mengniu Dairy Co. Ltd.	174,000	894,368
China Merchants Bank Co. Ltd. Class H	312,093	557,133
China Merchants Holdings (International) Co. Ltd.	342,000	1,069,736
China Minsheng Banking Corp. Ltd. Class H	256,500	258,060
China Mobile Ltd.	598,500	5,689,450
China National Building Material Co. Ltd. Class H	348,000	329,020
China Overseas Grand Oceans Group Ltd.	171,000	101,459
China Overseas Land & Investment Ltd.	342,000	839,026
China Pacific Insurance (Group) Co. Ltd. Class H	102,600	321,582
China Petroleum & Chemical Corp. Class H	2,395,000	2,116,093
China Resources Cement Holdings Ltd.	348,000	241,491
China Resources Enterprise Ltd.	342,000	972,687
China Resources Land Ltd.	342,000	704,040
China Shenhua Energy Co. Ltd. Class H	342,000	926,369
China State Construction International Holdings Ltd.	348,000	580,834

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

China Telecom Corp. Ltd. Class H	684,000	$351,138
China Unicom (Hong Kong) Ltd.	342,000	524,942
China Vanke Co. Ltd. Class B	136,800	228,151
CITIC Pacific Ltd.[c]	171,000	299,967
CNOOC Ltd.	1,539,000	2,544,868
Country Garden Holdings Co. Ltd.	518,089	207,828
Dongfeng Motor Group Co. Ltd. Class H	342,000	456,126
Evergrande Real Estate Group Ltd.[c]	619,000	276,252
Fosun International Ltd.	513,000	620,667
Franshion Properties (China) Ltd.[c]	900,000	283,251
GCL-Poly Energy Holdings Ltd.[a,c]	1,197,000	358,196
Geely Automobile Holdings Ltd.[c]	870,000	301,863
Golden Eagle Retail Group Ltd.	174,000	224,434
GOME Electrical Appliances Holdings Ltd.[c]	1,131,320	213,048
Great Wall Motor Co. Ltd. Class H	191,500	866,991
Greentown China Holdings Ltd.	85,500	86,020
Guangdong Investment Ltd.	342,000	371,871
Guangzhou Automobile Group Co. Ltd. Class H	403,449	406,943
Guangzhou R&F Properties Co. Ltd. Class H	137,200	179,091
Hanergy Solar Group Ltd.[a,c]	990,000	141,741
Huaneng Power International Inc. Class H	342,000	333,934
Industrial and Commercial Bank of China Ltd. Class H	5,301,285	3,159,088
Jiangxi Copper Co. Ltd. Class H	342,000	564,644
Kingboard Chemical Holdings Co. Ltd.	203,600	388,142
Lenovo Group Ltd.	684,000	778,150
Longfor Properties Co. Ltd.	256,500	331,508
PetroChina Co. Ltd. Class H	1,714,000	1,985,298
PICC Property and Casualty Co. Ltd. Class H	359,000	473,243
Ping An Insurance (Group) Co. of China Ltd. Class H	171,000	1,264,935
Poly Property Group Co. Ltd.	343,226	148,750
Shimao Property Holdings Ltd.	171,500	338,450
Shougang Fushan Resources Group Ltd.	342,000	102,783
Shui On Land Ltd.	905,333	239,387
Sino-Ocean Land Holdings Ltd.[c]	478,500	253,049
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,584,000	386,150
SOHO China Ltd.	309,500	246,311
Tencent Holdings Ltd.[c]	102,600	6,394,593
Tingyi (Cayman Islands) Holding Corp.	342,000	950,631
Tsingtao Brewery Co. Ltd. Class H	18,000	131,062
Want Want China Holdings Ltd.	684,000	1,072,824
Yanzhou Coal Mining Co. Ltd. Class Hc	342,000	257,619
Yuexiu Property Co. Ltd.	1,368,000	264,677
Zhuzhou CSR Times Electric Co. Ltd. Class H	174,000	510,586
Zijin Mining Group Co. Ltd. Class H	729,000	177,717
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	173,240	115,525

		60,007,561
COLOMBIA — 0.07%
Cementos Argos SA	26,676	149,109
Cemex Latam Holdings SAa	52,668	487,387
Grupo Argos SA	8,037	88,683
Isagen SA ESP	245,727	402,518

		1,127,697
CZECH REPUBLIC — 0.11%
CEZ AS	22,230	667,687
Komercni Banka AS	4,617	1,062,775

		1,730,462

Security	Shares	Value

DENMARK — 1.01%
Carlsberg A/S Class B	5,301	$529,307
Coloplast A/S Class B	24,795	2,079,205
Danske Bank A/S	60,779	1,716,203
Novo Nordisk A/S Class B	185,535	8,365,024
Novozymes A/S Class B	35,729	1,710,436
TrygVesta A/S	11,209	1,064,044
William Demant Holding A/Sa,c	8,550	765,093

		16,229,312
EGYPT — 0.06%
Global Telecom Holding SP GDR[a]	251,252	934,155

		934,155
FINLAND — 0.60%
Fortum OYJ	32,051	723,043
Kone OYJ Class B	41,043	1,753,909
Metso OYJ	5,643	225,966
Neste Oil OYJ	26,505	543,907
Nokia OYJ[a]	311,733	2,331,897
Nokian Renkaat OYJ	16,245	644,651
Sampo OYJ Class A	51,710	2,566,088
UPM-Kymmene OYJ	21,888	382,395
Wartsila OYJ Abp	9,234	513,928

		9,685,784
FRANCE — 7.56%
Accor SA	5,858	286,234
Aeroports de Paris	6,872	854,027
Airbus Group NV	49,419	3,391,147
Alcatel-Lucent[a]	239,984	958,984
ALSTOM	11,115	454,947
ArcelorMittal	81,452	1,321,930
Arkema SA	3,830	426,804
AXA SA	160,933	4,189,482
BNP Paribas SA	91,197	6,842,162
Bouygues SA	21,292	956,969
Bureau Veritas SA	7,524	229,513
Cap Gemini SA	15,603	1,101,404
Carrefour SA	65,664	2,552,029
Casino Guichard-Perrachon SA	7,210	917,226
CGG[a,c]	18,333	316,728
CNP Assurances SA	22,982	529,289
Compagnie de Saint-Gobain	48,446	2,956,945
Compagnie Generale des Etablissements Michelin Class B	21,375	2,608,099
Credit Agricole SAa	97,470	1,534,593
Danone SA	43,855	3,232,506
Dassault Systemes SA	3,591	441,297
Edenred SA	8,562	288,599
Electricite de France	12,054	462,044
Essilor International SA	25,847	2,762,762
Eutelsat Communications SA	7,210	247,226
Fonciere des Regions	1,758	178,356
GDF Suez	123,514	3,112,618
Gecina SA	5,858	788,279
Groupe Eurotunnel SA Registered	36,884	494,487
Iliad SA	2,223	599,507
Kering	10,279	2,271,823
L’Air Liquide SA	28,984	4,143,356

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

L’Oreal SA	26,676	$4,586,460
Lafarge SA	12,141	1,108,525
Lagardere SCA	7,182	300,489
Legrand SA	43,331	2,793,746
LVMH Moet Hennessy Louis Vuitton SA	18,126	3,562,544
Natixis	52,155	370,038
Orange	181,775	2,942,567
Pernod Ricard SA	13,338	1,599,898
Publicis Groupe SA	23,151	1,970,940
Remy Cointreau SA	1,197	105,208
Renault SA	21,375	2,079,070
Safran SA	15,561	1,045,254
Sanofi	97,224	10,517,552
Schneider Electric SA	48,814	4,571,987
SCOR SE	41,458	1,512,105
SES SA Class A FDR	22,401	843,126
Societe Generale	62,244	3,866,435
Sodexo	15,265	1,644,573
STMicroelectronics NV	46,854	448,001
Suez Environnement SA	17,969	352,546
Technip SA	12,561	1,412,474
Total SA	176,643	12,608,697
Unibail-Rodamco SE	7,524	2,028,579
Vallourec SA	9,918	585,895
Veolia Environnement	40,951	763,131
Vinci SA	49,006	3,692,361
Vivendi SA	109,851	2,945,749
Wendel	1,539	231,635

		121,940,957
GERMANY — 6.35%
Adidas AG	14,877	1,586,888
Allianz SE Registered	43,285	7,493,095
BASF SE	84,987	9,831,278
Bayer AG Registered	64,296	8,914,956
Bayerische Motoren Werke AG	22,137	2,767,988
Brenntag AG	1,710	309,060
Celesio AG	17,868	619,124
Commerzbank AGa	78,844	1,399,856
Continental AG	6,498	1,521,304
Daimler AG Registered	88,155	8,156,490
Deutsche Bank AG Registered	92,169	4,058,828
Deutsche Boerse AG	25,010	1,830,630
Deutsche Post AG Registered	59,166	2,226,062
Deutsche Telekom AG Registered	285,228	4,779,407
Deutsche Wohnen AG Bearer	18,468	395,497
E.ON SE	168,312	3,217,045
Fresenius Medical Care AG & Co. KGaA	26,611	1,828,269
Fresenius SE & Co. KGaA	9,576	1,454,560
GEA Group AG	35,568	1,590,219
HeidelbergCement AG	8,892	770,821
Hochtief AG	9,405	873,583
Infineon Technologies AG	80,199	931,743
K+S AG Registered[c]	20,178	705,180
Kabel Deutschland Holding AG	3,574	483,758
Lanxess AG	3,762	285,848
Linde AG	21,204	4,393,888
MAN SE	3,323	425,595
Merck KGaA	9,064	1,527,602
METRO AG	21,033	839,903
Muenchener Rueckversicherungs-Gesellschaft AG Registered	20,862	4,814,764
Osram Licht AGa	7,558	395,393

Security	Shares	Value

ProSiebenSat.1 Media AG Registered	16,617	$726,115
RWE AG	44,216	1,685,041
SAP AG	84,132	6,770,549
Siemens AG Registered	75,081	9,889,832
Sky Deutschland AGa	39,159	334,897
ThyssenKrupp AGa	47,542	1,352,664
Volkswagen AG	4,661	1,244,071

		102,431,803
GREECE — 0.13%
Alpha Bank AEa	151,283	146,204
Folli Follie Group[a]	5,610	194,463
Hellenic Petroleum SA	7,293	62,392
Hellenic Telecommunications Organization SAa	17,952	286,001
Jumbo SAa	15,640	252,638
National Bank of Greece SAa	26,367	102,366
OPAP SA	19,822	316,068
Piraeus Bank SAa	160,025	377,200
Public Power Corp. SA	13,090	197,653
Titan Cement Co. SAa	7,480	235,430

		2,170,415
HONG KONG — 2.07%
AIA Group Ltd.	855,000	4,146,604
Bank of East Asia Ltd. (The)	207,000	853,060
BOC Hong Kong (Holdings) Ltd.	427,500	1,251,701
Cathay Pacific Airways Ltd.	171,000	322,906
Cheung Kong (Holdings) Ltd.	171,000	2,911,445
Cheung Kong Infrastructure Holdings Ltd.	171,000	1,116,054
CLP Holdings Ltd.	171,500	1,371,496
Galaxy Entertainment Group Ltd.[a]	171,000	1,342,132
Hang Seng Bank Ltd.	68,400	1,114,290
Henderson Land Development Co. Ltd.	187,700	1,118,523
Hong Kong and China Gas Co. Ltd. (The)	604,440	1,393,989
Hong Kong Exchanges and Clearing Ltd.	94,500	1,702,812
Hutchison Whampoa Ltd.	171,000	2,337,979
Li & Fung Ltd.	686,000	996,325
Link REIT (The)	256,500	1,275,412
MTR Corp. Ltd.	171,000	645,150
New World Development Co. Ltd.	456,000	470,537
Power Assets Holdings Ltd.	184,000	1,590,125
Sands China Ltd.	205,200	1,498,071
Shangri-La Asia Ltd.	352,666	581,344
SJM Holdings Ltd.	171,000	474,213
Sun Hung Kai Properties Ltd.	171,000	2,153,808
Swire Pacific Ltd. Class A	87,000	1,004,340
Wharf (Holdings) Ltd. (The)	171,000	1,196,560
Wynn Macau Ltd.	137,200	540,635

		33,409,511
HUNGARY — 0.06%
MOL Hungarian Oil and Gas PLC	9,919	568,351
OTP Bank PLC	23,256	441,840

		1,010,191
INDIA — 1.30%
Dr. Reddy’s Laboratories Ltd. SP ADR[c]	35,646	1,606,565
HDFC Bank Ltd. SP ADR	75,943	3,041,517
ICICI Bank Ltd. SP ADR	51,505	2,197,719

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Infosys Ltd. SP ADR[c]	47,541	$2,553,427
Larsen & Toubro Ltd. SP GDR[d]	86,763	1,869,743
Mahindra & Mahindra Ltd. SP GDR[c]	68,599	1,221,748
Ranbaxy Laboratories Ltd. SP GDR[a]	91,913	723,355
Reliance Industries Ltd. SP GDR[e]	66,753	2,069,343
Sesa Sterlite Ltd. SP ADR	44,501	543,357
State Bank of India SP GDR[d]	25,996	1,779,426
Tata Motors Ltd. SP ADR	46,925	1,755,934
Wipro Ltd. SP ADR[c]	132,754	1,587,738

		20,949,872
INDONESIA — 0.60%
PT Astra International Tbk	1,026,000	658,915
PT Bank Central Asia Tbk	1,744,200	1,659,491
PT Bank Mandiri (Persero) Tbk	1,487,942	1,264,458
PT Bank Rakyat Indonesia (Persero) Tbk	1,624,500	1,391,044
PT Bumi Serpong Damai Tbk	256,500	34,610
PT Charoen Pokphand Indonesia Tbk	513,000	167,280
PT Global Mediacom Tbk	427,500	80,978
PT Gudang Garam Tbk	87,000	425,161
PT Kalbe Farma Tbk	2,839,000	379,385
PT Lippo Karawaci Tbk	1,453,500	134,519
PT Matahari Department Store Tbk[a]	171,000	221,857
PT Media Nusantara Citra Tbk	256,500	60,234
PT Perusahaan Gas Negara (Persero) Tbk	1,368,000	630,074
PT Semen Gresik (Persero) Tbk	530,100	680,879
PT Telekomunikasi Indonesia (Persero) Tbk	5,308,000	1,039,884
PT Unilever Indonesia Tbk	171,000	432,621
PT United Tractors Tbk	256,545	481,514

		9,742,904
IRELAND — 0.28%
Bank of Ireland[a]	1,703,502	668,443
CRH PLC	57,997	1,681,492
Irish Bank Resolution Corp. Ltd.[a,b]	64,486	1
Kerry Group PLC Class A	27,376	2,159,820

		4,509,756
ISRAEL — 0.38%
Bank Hapoalim BM	71,820	405,236
Bank Leumi le-Israel BMa	71,820	280,740
Bezeq The Israel Telecommunication Corp. Ltd.	161,253	292,103
Delek Group Ltd. (The)	1,373	555,737
Israel Chemicals Ltd.	32,832	290,824
Israel Corp. Ltd. (The)[a]	171	96,386
NICE Systems Ltd.	10,260	445,224
Teva Pharmaceutical Industries Ltd.	75,924	3,783,807

		6,150,057
ITALY — 1.85%
Assicurazioni Generali SpA	127,983	2,986,563
Banca Monte dei Paschi di Siena SpA[a,c]	667,413	222,004
CNH Industrial NV	103,667	1,207,411
Enel Green Power SpA	45,144	128,944
Enel SpA	519,499	2,934,546
Eni SpA	237,177	6,152,925
Exor SpA	27,531	1,255,131
Fiat SpA[a]	105,678	1,271,861
Finmeccanica SpA[a]	35,397	326,625

Security	Shares	Value

Intesa Sanpaolo SpA	966,492	$3,296,618
Luxottica Group SpA	19,941	1,141,081
Mediobanca SpA[a]	70,281	777,635
Prysmian SpA	8,721	226,606
Saipem SpA	23,833	637,780
Snam SpA	79,002	474,528
Telecom Italia SpA[a]	1,067,784	1,367,274
Telecom Italia SpA RNC	391,602	388,499
Tenaris SA	35,135	786,283
Terna SpA	41,212	222,856
UniCredit SpA	363,888	3,249,293
Unione di Banche Italiane SpA	89,604	852,289

		29,906,752
JAPAN — 13.60%
Advantest Corp.	17,100	188,493
AEON Co. Ltd.	68,400	790,802
AEON Financial Service Co. Ltd.	17,100	430,388
AEON Mall Co. Ltd.	19,300	459,875
Aisin Seiki Co. Ltd.	34,300	1,212,168
Ajinomoto Co. Inc.	12,000	176,446
ANA Holdings Inc.[c]	171,000	373,304
Asahi Glass Co. Ltd.	171,000	969,251
Asahi Group Holdings Ltd.	51,300	1,415,207
Asahi Kasei Corp.	171,000	1,163,436
Astellas Pharma Inc.	256,500	2,855,022
Bridgestone Corp.	68,400	2,450,749
Canon Inc.	85,500	2,690,969
Casio Computer Co. Ltd.	70,000	799,021
Chubu Electric Power Co. Inc.[a]	51,300	584,062
Chugai Pharmaceutical Co. Ltd.	34,200	862,784
Chugoku Electric Power Co. Inc. (The)	17,100	223,815
Citizen Holdings Co. Ltd.	68,400	502,203
Coca-Cola West Co. Ltd.	34,200	595,278
Credit Saison Co. Ltd.	34,200	727,859
Dai-ichi Life Insurance Co. Ltd. (The)	85,500	1,183,524
Daido Steel Co. Ltd.	14,000	68,390
Daiichi Sankyo Co. Ltd.	78,800	1,321,433
Daikin Industries Ltd.	34,300	1,981,442
Dainippon Sumitomo Pharma Co. Ltd.	34,200	519,278
Daito Trust Construction Co. Ltd.	2,600	264,454
Daiwa Securities Group Inc.	171,000	1,280,617
Dena Co. Ltd.[c]	17,400	292,981
Denso Corp.	51,300	2,336,247
Dentsu Inc.	17,100	703,084
East Japan Railway Co.	34,200	2,495,278
Eisai Co. Ltd.	34,300	1,323,983
Electric Power Development Co. Ltd.	17,100	454,326
FANUC Corp.	17,100	3,080,176
Fast Retailing Co. Ltd.	1,300	404,317
Fuji Heavy Industries Ltd.	51,300	1,348,414
FUJIFILM Holdings Corp.	51,300	1,325,815
Fujitsu Ltd.	171,000	1,004,405
Gree Inc.[c]	17,400	169,656
GungHo Online Entertainment Inc.[c]	34,200	195,189
Gunma Bank Ltd. (The)	171,000	908,987
Hachijuni Bank Ltd. (The)	171,000	934,097
Hino Motors Ltd.	34,200	450,643
Hitachi Construction Machinery Co. Ltd.	17,100	317,559
Hitachi High-Technologies Corp.	17,100	391,048
Hitachi Ltd.	342,000	2,434,009
Hokkaido Electric Power Co. Inc.[a]	17,100	104,626

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Hokuriku Electric Power Co.	17,100	$212,264
Honda Motor Co. Ltd.	136,800	4,526,520
Hoya Corp.	68,400	2,018,185
Hulic Co. Ltd.	34,200	411,471
IBIDEN Co. Ltd.	17,100	308,185
Idemitsu Kosan Co. Ltd.	4,800	105,962
IHI Corp.	171,000	681,322
INPEX Corp.	68,400	996,370
Isetan Mitsukoshi Holdings Ltd.	34,200	425,198
Isuzu Motors Ltd.	171,000	992,687
ITOCHU Corp.	153,900	1,723,559
Japan Exchange Group Inc.	34,200	675,630
Japan Petroleum Exploration Co. Ltd.	17,400	647,283
Japan Prime Realty Investment Corp.	342	1,203,612
Japan Retail Fund Investment Corp.	342	687,683
Japan Tobacco Inc.	102,600	3,370,784
JFE Holdings Inc.	34,300	634,626
JSR Corp.	34,200	560,793
JTEKT Corp.	51,300	748,282
JX Holdings Inc.	171,000	887,225
Kansai Electric Power Co. Inc. (The)[a]	68,400	573,181
Kao Corp.	51,300	1,931,974
Kawasaki Heavy Industries Ltd.	171,000	634,449
KDDI Corp.	51,300	2,732,987
Keikyu Corp.	171,000	1,419,559
Keio Corp.	171,000	1,210,308
Kintetsu Corp.	171,000	600,969
Kirin Holdings Co. Ltd.	51,300	710,617
Kobe Steel Ltd.	171,000	224,317
Komatsu Ltd.	85,500	1,884,934
Konica Minolta Holdings Inc.	87,000	808,253
Kubota Corp.	171,000	2,199,648
Kuraray Co. Ltd.	68,400	768,035
Kurita Water Industries Ltd.	34,300	721,929
Kyocera Corp.	34,800	1,637,627
Kyushu Electric Power Co. Inc.[a]	34,200	345,181
Mabuchi Motor Co. Ltd.	17,400	1,190,661
Marubeni Corp.	171,000	1,141,674
Mazda Motor Corp.	171,000	765,022
Meiji Holdings Co. Ltd.	17,495	1,073,849
Mitsubishi Chemical Holdings Corp.	171,500	686,672
Mitsubishi Corp.	136,800	2,448,070
Mitsubishi Electric Corp.	171,000	1,946,872
Mitsubishi Estate Co. Ltd.	171,000	3,873,656
Mitsubishi Heavy Industries Ltd.	343,000	1,806,500
Mitsubishi Motors Corp.	34,200	370,291
Mitsubishi UFJ Financial Group Inc.	1,171,600	6,216,419
Mitsui & Co. Ltd.	119,700	1,697,947
Mitsui Chemicals Inc.	171,000	416,828
Mitsui Fudosan Co. Ltd.	51,000	1,508,282
Mitsui O.S.K. Lines Ltd.	171,000	570,837
Mizuho Financial Group Inc.	1,898,100	3,716,300
MS&AD Insurance Group Holdings Inc.	34,200	766,696
Murata Manufacturing Co. Ltd.	17,100	1,422,908
Nabtesco Corp.	17,400	374,573
Namco Bandai Holdings Inc.	17,400	375,424
NEC Corp.	170,000	477,631
Nidec Corp.	34,200	1,947,207
Nikon Corp.	34,200	536,687
Nintendo Co. Ltd.	17,100	1,797,885
Nippon Building Fund Inc.	189	1,047,225
Nippon Steel & Sumitomo Metal Corp.	684,860	1,796,794
Nippon Telegraph and Telephone Corp.	34,200	1,895,313

Security	Shares	Value

Nishi-Nippon City Bank Ltd. (The)	343,000	$779,011
Nissan Motor Co. Ltd.	188,100	1,614,916
Nisshin Seifun Group Inc.	13,750	160,047
Nissin Foods Holdings Co. Ltd.	17,100	818,590
Nitto Denko Corp.	17,400	751,189
Nomura Holdings Inc.	332,300	1,912,799
Nomura Real Estate Holdings Inc.	17,400	324,664
NSK Ltd.	171,000	1,799,559
NTT DOCOMO Inc.	119,700	1,900,670
NTT Urban Development Corp.	17,400	152,963
Olympus Corp.[a]	17,100	522,291
Omron Corp.	34,200	1,208,634
Ono Pharmaceutical Co. Ltd.	17,400	1,378,032
ORIX Corp.	119,700	1,730,758
Osaka Gas Co. Ltd.	171,000	644,493
Otsuka Holdings Co. Ltd.	17,100	492,661
Panasonic Corp.	188,100	2,060,537
Rakuten Inc.	85,500	1,106,520
Resona Holdings Inc.	171,000	873,833
Sanrio Co. Ltd.[c]	2,700	85,507
Santen Pharmaceutical Co. Ltd.	17,100	763,348
SBI Holdings Inc.	17,100	195,022
Secom Co. Ltd.	17,400	1,002,097
Seven & I Holdings Co. Ltd.	85,500	3,373,965
Sharp Corp.[a]	171,000	428,546
Shikoku Electric Power Co. Inc.[a]	17,100	200,211
Shin-Etsu Chemical Co. Ltd.	34,200	2,008,141
Shiseido Co. Ltd.	34,200	610,678
Showa Shell Sekiyu K.K.	68,400	694,379
SMC Corp.	3,200	760,450
SoftBank Corp.	85,500	6,352,863
Sony Corp.	102,600	1,799,894
Stanley Electric Co. Ltd.	34,200	756,652
Sumitomo Chemical Co. Ltd.	171,000	641,145
Sumitomo Corp.	146,400	1,901,838
Sumitomo Electric Industries Ltd.	68,400	944,811
Sumitomo Heavy Industries Ltd.	171,000	726,520
Sumitomo Mitsui Financial Group Inc.	119,700	4,725,894
Sumitomo Mitsui Trust Holdings Inc.	342,000	1,409,515
Sumitomo Rubber Industries Inc.	17,100	237,542
Suzuki Motor Corp.	34,200	882,203
T&D Holdings Inc.	51,300	612,185
Taiyo Nippon Sanso Corp.	171,000	1,362,643
Takeda Pharmaceutical Co. Ltd.	68,400	3,072,141
TDK Corp.	17,400	742,673
Terumo Corp.	34,800	691,231
THK Co. Ltd.	17,100	362,088
Toho Gas Co. Ltd.	171,000	838,678
Tohoku Electric Power Co. Inc.	34,200	325,427
Tokio Marine Holdings Inc.	51,300	1,512,132
Tokyo Electric Power Co. Inc.[a]	136,800	516,934
Tokyo Electron Ltd.	17,400	988,470
Tokyo Gas Co. Ltd.	171,000	895,595
Tokyu Corp.	68,000	428,037
Tokyu Fudosan Holdings Corp.	102,600	745,269
TonenGeneral Sekiyu K.K.	14,000	132,257
Toray Industries Inc.	171,000	1,116,564
Toshiba Corp.	343,000	1,343,123
Toyo Seikan Group Holdings Ltd.	68,400	1,017,128
Toyo Suisan Kaisha Ltd.	4,000	128,047
Toyota Industries Corp.	34,300	1,581,527
Toyota Motor Corp.	239,400	12,927,366
Toyota Tsusho Corp.	34,200	900,282

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Ube Industries Ltd.	172,000	$291,297
Unicharm Corp.	17,100	927,401
United Urban Investment Corp.	342	515,595
USS Co. Ltd.	51,300	747,780
West Japan Railway Co.	17,100	693,542
Yahoo! Japan Corp.	163,300	709,791
Yakult Honsha Co. Ltd.	17,100	924,053
Yamada Denki Co. Ltd.	102,600	378,661
Yamaha Motor Co. Ltd.	34,200	527,982
Yamato Holdings Co. Ltd.	68,400	1,407,507
Yamazaki Baking Co. Ltd.	7,000	85,521
Yokogawa Electric Corp.	34,200	467,048

		219,504,305
MALAYSIA — 0.74%
Alliance Financial Group Bhd	290,700	398,817
Axiata Group Bhd	222,300	458,147
Berjaya Sports Toto Bhd	76,562	91,204
British American Tobacco (Malaysia) Bhd	17,100	320,478
Bumi Armada Bhd[a]	205,200	251,355
CIMB Group Holdings Bhd	393,300	904,512
DiGi.Com Bhd	359,100	609,222
Genting Bhd	188,100	564,502
Genting Malaysia Bhd	171,000	220,983
Hong Leong Bank Bhd	68,400	293,248
Hong Leong Financial Group Bhd	17,100	80,119
IHH Healthcare Bhd[a]	136,800	167,989
IOI Corp. Bhd	166,600	255,091
IOI Properties Group Bhd[a]	78,799	64,670
Kuala Lumpur Kepong Bhd	34,200	253,450
Lafarge Malaysia Bhd	85,500	238,002
Malayan Banking Bhd	307,800	933,156
Malaysia Airports Holdings Bhd	102,600	253,240
Maxis Bhd	256,500	545,912
Petronas Chemicals Group Bhd	188,100	387,663
Petronas Dagangan Bhd	34,200	317,336
Petronas Gas Bhd	102,600	738,355
PPB Group Bhd	17,100	86,194
Public Bank Bhd	188,100	1,160,108
RHB Capital Bhd	68,400	173,644
Sapurakencana Petroleum Bhd[a]	273,600	361,113
Sime Darby Bhd	171,000	494,332
Tenaga Nasional Bhd	256,500	934,727
UEM Sunrise Bhd	205,200	144,529
UMW Holdings Bhd	51,300	169,036
YTL Corp. Bhd	273,653	134,920

		12,006,054
MEXICO — 1.07%
Alfa SAB de CV Series A	342,000	900,137
America Movil SAB de CV Series L	3,471,300	3,490,130
Cemex SAB de CV CPO[a]	1,302,637	1,664,995
Compartamos SAB de CV	124,700	218,361
Fibra Uno Administracion SAB de CV	171,000	558,372
Fomento Economico Mexicano SAB de CV BD Units	256,500	2,339,639
Grupo Aeroportuario del Sureste SAB de CV Series B	17,100	209,135
Grupo Financiero Banorte SAB de CV Series O	230,900	1,529,984
Grupo Financiero Inbursa SAB de CV Series O	171,000	437,135
Grupo Financiero Santander Mexico SAB de CV Series B	136,800	325,147
Grupo Mexico SAB de CV Series B	436,729	1,310,954
Grupo Televisa SAB de CV CPO	205,200	1,345,425

Security	Shares	Value

Industrias Penoles SAB de CV	9,405	$218,818
Kimberly-Clark de Mexico SAB de CV Series A	324,900	844,209
Minera Frisco SAB de CV Series A1[a,c]	51,300	93,005
OHL Mexico SAB de CVa	68,400	181,491
Wal-Mart de Mexico SAB de CV Series V	615,600	1,555,814

		17,222,751
NETHERLANDS — 1.85%
AEGON NV	205,029	1,857,788
Akzo Nobel NV	26,847	2,065,598
ASML Holding NV	32,396	2,669,515
Gemalto NVc	6,156	688,823
Heineken NV	20,349	1,410,744
ING Groep NV CVA[a]	360,468	5,115,520
Koninklijke Ahold NV	116,174	2,239,831
Koninklijke DSM NV	22,747	1,629,979
Koninklijke KPN NVa	277,875	987,106
Koninklijke Philips NV	103,492	3,311,187
OCI NVa	8,721	372,739
Reed Elsevier NV	43,947	896,044
TNT Express NV	21,971	197,711
Unilever NV CVA	139,531	5,975,215
Ziggo NV	10,944	474,655

		29,892,455
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	291,808	995,248
Fletcher Building Ltd.	57,287	484,770
Telecom Corp. of New Zealand Ltd.	185,978	442,573

		1,922,591
NORWAY — 0.55%
Aker Solutions ASA	22,475	359,043
DNB ASA	71,649	1,264,302
Gjensidige Forsikring ASA	15,772	290,225
Norsk Hydro ASA	49,761	265,761
Orkla ASA	50,787	418,585
Seadrill Ltd.	28,044	977,003
Statoil ASA	96,330	2,917,670
Subsea 7 SA	25,348	506,015
Telenor ASA	44,567	1,043,820
Yara International ASA	17,631	830,621

		8,873,045
PERU — 0.10%
Compania de Minas Buenaventura SA SP ADR	25,348	329,524
Credicorp Ltd.	8,393	1,252,655
Southern Copper Corp.	3,687	111,126

		1,693,305
PHILIPPINES — 0.19%
Ayala Land Inc.	444,600	300,190
Bank of the Philippine Islands	485,385	988,626
Jollibee Foods Corp.	203,660	785,768
Metropolitan Bank & Trust Co.	522,193	992,143

		3,066,727

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

POLAND — 0.32%
Alior Bank SAa	5,061	$133,431
Bank Handlowy w Warszawie SA	4,617	171,562
Bank Millennium SAa	90,352	265,307
Bank Pekao SA	8,550	547,445
Cyfrowy Polsat SAa	85,391	579,606
Eurocash SA	8,208	108,309
Jastrzebska Spolka Weglowa SA	4,788	65,789
Kernel Holding SAa	15,941	147,587
KGHM Polska Miedz SA	12,654	457,459
mBank SA	2,140	349,887
Orange Polska SA	50,617	172,872
Polski Koncern Naftowy Orlen SA	23,256	347,970
Powszechna Kasa Oszczednosci Bank Polski SA	61,047	836,799
Powszechny Zaklad Ubezpieczen SA	2,736	387,868
Synthos SA	127,811	200,948
Tauron Polska Energia SA	222,557	393,282

		5,166,121
PORTUGAL — 0.16%
Banco Espirito Santo SA Registered[a]	275,652	487,694
Energias de Portugal SA	162,621	789,187
Galp Energia SGPS SA Class B	23,427	405,546
Jeronimo Martins SGPS SA	34,586	604,475
Portugal Telecom SGPS SA Registered	57,798	240,419

		2,527,321
RUSSIA — 0.98%
Gazprom OAO SP ADR	452,327	3,262,182
LUKOIL OAO SP ADR	40,436	2,139,873
Magnit OJSC SP GDR	28,044	1,319,470
MegaFon OAO SP GDR[d]	9,576	248,976
MMC Norilsk Nickel OJSC SP ADR	55,983	1,009,373
Mobile TeleSystems OJSC SP ADR	57,114	957,231
NovaTek OAO SP GDR[d]	17,452	1,802,792
Rosneft Oil Co. OJSC SP GDR[d]	76,608	480,562
RusHydro OJSC SP ADR	91,406	141,679
Sberbank of Russia SP ADR	193,429	1,621,322
Sistema JSFC SP GDR[d]	29,685	706,503
Surgutneftegas OJSC SP ADR	139,891	976,439
Tatneft OAO SP ADR	15,422	528,975
Uralkali OJSC SP GDR[d]	24,841	550,228

		15,745,605
SINGAPORE — 0.98%
Ascendas REIT	171,000	311,937
CapitaLand Ltd.	191,500	488,151
DBS Group Holdings Ltd.	171,500	2,314,263
Genting Singapore PLC	513,000	541,463
Global Logistic Properties Ltd.	342,000	776,437
Hutchison Port Holdings Trust	343,000	233,240
Keppel Corp. Ltd.	181,200	1,519,923
Noble Group Ltd.	684,199	700,359
Oversea-Chinese Banking Corp. Ltd.[c]	171,000	1,314,494
SembCorp Marine Ltd.[c]	343,000	1,112,048
Singapore Airlines Ltd.	171,000	1,413,932
Singapore Telecommunications Ltd.	684,000	2,086,844

Security	Shares	Value

United Overseas Bank Ltd.	171,000	$2,964,082

		15,777,173
SOUTH AFRICA — 1.58%
African Bank Investments Ltd.[c]	305,994	362,329
Anglo American Platinum Ltd.[a,c]	12,144	576,575
AngloGold Ashanti Ltd.	39,937	720,039
Aspen Pharmacare Holdings Ltd.	52,689	1,400,734
Bidvest Group Ltd.	14,344	392,953
FirstRand Ltd.	548,310	2,012,854
Foschini Group Ltd. (The)	16,110	165,977
Gold Fields Ltd.	104,491	437,663
Growthpoint Properties Ltd.	629,923	1,453,510
Harmony Gold Mining Co. Ltd.[a]	80,607	266,211
Impala Platinum Holdings Ltd.	62,131	698,529
Imperial Holdings Ltd.	13,167	244,982
Investec Ltd.	21,204	186,063
Kumba Iron Ore Ltd.	17,442	619,662
MMI Holdings Ltd.	89,344	223,972
Mr. Price Group Ltd.	22,059	331,582
MTN Group Ltd.	128,079	2,563,854
Nampak Ltd.	39,672	147,671
Naspers Ltd. Class N	34,029	3,205,421
Northam Platinum Ltd.[a]	110,016	428,316
PPC Ltd.	27,883	81,019
Rand Merchant Insurance Holdings Ltd.	61,624	175,548
Redefine Properties Ltd.	1,389,415	1,311,422
Remgro Ltd.	27,189	546,431
RMB Holdings Ltd.	61,624	294,979
Sappi Ltd.[a]	36,783	116,344
Sasol Ltd.	67,032	3,757,265
Shoprite Holdings Ltd.	23,940	399,388
Standard Bank Group Ltd.	55,233	724,192
Steinhoff International Holdings Ltd.	137,484	712,933
Tiger Brands Ltd.	9,918	264,771
Truworths International Ltd.	28,215	225,990
Woolworths Holdings Ltd.	66,861	453,945

		25,503,124
SOUTH KOREA — 3.13%
AmorePacific Corp.	343	443,148
AmorePacific Group	684	353,485
BS Financial Group Inc.	11,580	177,068
Celltrion Inc.[a]	4,936	229,770
Cheil Industries Inc.	4,078	260,080
Cheil Worldwide Inc.[a]	13,680	332,302
CJ CheilJedang Corp.	870	261,008
Coway Co. Ltd.	4,788	377,646
Daelim Industrial Co. Ltd.	1,930	157,082
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11,970	346,369
DGB Financial Group Inc.	14,780	223,853
Dongbu Insurance Co. Ltd.	3,420	188,658
Doosan Heavy Industries & Construction Co. Ltd.	2,711	91,302
E-Mart Co. Ltd.	1,740	397,406
GS Engineering & Construction Corp.[a]	4,235	148,776
GS Holdings Corp.	3,762	175,121
Hana Financial Group Inc.	22,877	804,780
Hankook Tire Co. Ltd.	3,959	228,735
Hyundai Department Store Co. Ltd.	1,368	176,081
Hyundai Development Co. Engineering & Construction	5,130	146,706
Hyundai Engineering & Construction Co. Ltd.	5,985	323,200

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Hyundai Glovis Co. Ltd.	1,368	$322,373
Hyundai Heavy Industries Co. Ltd.	3,591	672,465
Hyundai Marine & Fire Insurance Co. Ltd.	5,430	159,227
Hyundai Mobis Co. Ltd.	5,472	1,562,218
Hyundai Motor Co.	12,996	2,892,751
Hyundai Steel Co.	4,617	301,604
Hyundai Wia Corp.	1,197	196,932
Industrial Bank of Korea	10,260	126,103
Kangwon Land Inc.	8,550	246,993
KB Financial Group Inc.	42,610	1,451,536
Kia Motors Corp.	19,836	1,099,974
Korea Aerospace Industries Ltd.	3,420	109,057
Korea Electric Power Corp.	37,620	1,438,101
Korea Gas Corp.[a]	4,004	239,473
Korea Investment Holdings Co. Ltd.	5,130	187,913
Korea Zinc Co. Ltd.	855	281,745
KT Corp.	15,390	488,524
KT&G Corp.	9,063	726,233
LG Chem Ltd.	3,595	915,015
LG Corp.	8,550	475,782
LG Display Co. Ltd.[a]	35,910	953,963
LG Electronics Inc.	9,234	613,932
LG Household & Health Care Ltd.	1,197	546,776
LG Uplus Corp.	30,780	302,349
Lotte Chemical Corp.	855	134,874
Lotte Confectionery Co. Ltd.	171	292,916
Lotte Shopping Co. Ltd.	1,026	317,739
Mirae Asset Securities Co. Ltd.	5,130	210,006
NAVER Corp.[c]	2,223	1,587,704
NCsoft Corp.	1,368	271,402
NHN Entertainment Corp.[a]	1,012	82,562
OCI Co. Ltd.[a]	855	149,768
ORION Corp.	522	398,080
POSCO	5,643	1,679,302
S-Oil Corp.	3,420	199,911
S1 Corp.	3,420	259,818
Samsung C&T Corp.	9,576	600,527
Samsung Electro-Mechanics Co. Ltd.	4,962	317,898
Samsung Electronics Co. Ltd.	10,773	14,001,877
Samsung Engineering Co. Ltd.[a,c]	2,565	191,885
Samsung Fire & Marine Insurance Co. Ltd.	2,394	567,628
Samsung Heavy Industries Co. Ltd.	13,510	368,704
Samsung Life Insurance Co. Ltd.	3,249	302,167
Samsung SDI Co. Ltd.	3,078	449,800
Samsung Securities Co. Ltd.	5,130	195,360
Samsung Techwin Co. Ltd.[c]	2,907	162,891
Shinhan Financial Group Co. Ltd.	38,930	1,695,393
Shinsegae Co. Ltd.	513	111,209
SK C&C Co. Ltd.	1,881	257,584
SK Holdings Co. Ltd.	2,394	423,983
SK Hynix Inc.[a]	44,460	1,727,542
SK Innovation Co. Ltd.	4,788	546,776
SK Telecom Co. Ltd.	2,052	423,983
Woori Finance Holdings Co. Ltd.[a]	37,620	424,149
Yuhan Corp.	513	90,109

		50,597,162
SPAIN — 2.60%
Abertis Infraestructuras SA	39,501	887,549
Actividades de Construcciones y Servicios SA	26,093	1,117,034
Amadeus IT Holding SA Class A	33,003	1,370,749
Banco Bilbao Vizcaya Argentaria SA	449,659	5,514,630

Security	Shares	Value

Banco de Sabadell SA	244,527	$830,669
Banco Popular Espanol SA	143,982	1,058,082
Banco Santander SA	945,659	9,397,389
Bankia SAa	334,648	681,625
CaixaBank SA	151,166	920,140
Distribuidora Internacional de Alimentacion SA	68,327	609,928
Ferrovial SA	64,851	1,438,706
Gas Natural SDG SA	17,100	489,967
Grifols SA	9,576	511,187
Iberdrola SA	433,558	3,026,787
Industria de Diseno Textil SA	21,033	3,154,009
International Consolidated Airlines Group SAa	54,891	375,218
Red Electrica Corporacion SA	8,183	672,599
Repsol SA	97,659	2,626,935
Telefonica SA	369,070	6,176,625
Zardoya Otis SA	59,428	1,041,534

		41,901,362
SWEDEN — 2.42%
Alfa Laval AB	65,664	1,738,103
Assa Abloy AB Class B	52,048	2,748,994
Atlas Copco AB Class A	38,304	1,106,172
Electrolux AB Class B	45,144	1,248,285
Getinge AB Class B	38,517	1,129,463
Hennes & Mauritz AB Class B	97,983	3,981,325
Hexagon AB Class B	9,919	315,367
Husqvarna AB Class B	127,473	1,056,260
Investor AB Class B	96,957	3,741,762
Lundin Petroleum ABa	8,892	189,522
Millicom International Cellular SA SDR	7,409	731,020
Nordea Bank AB	303,696	4,378,192
Sandvik AB	134,235	1,889,865
Scania AB Class B	62,586	1,891,918
Securitas AB Class B	68,328	822,528
Skandinaviska Enskilda Banken AB Class A	52,327	719,036
Skanska AB Class B	75,087	1,713,305
Svenska Cellulosa AB Class B	22,230	621,167
Svenska Handelsbanken AB Class A	31,375	1,570,941
Swedbank AB Class A	45,315	1,200,862
Tele2 AB Class B	42,134	536,624
Telefonaktiebolaget LM Ericsson Class B	219,393	2,642,721
TeliaSonera AB	241,202	1,745,475
Volvo AB Class B	83,277	1,309,809

		39,028,716
SWITZERLAND — 6.57%
ABB Ltd. Registered[a]	235,467	5,653,669
Actelion Ltd. Registered[a]	7,011	688,399
Adecco SA Registered[a]	7,696	642,899
Aryzta AGa	5,643	520,749
Barry Callebaut AG Registered[a]	171	232,092
Compagnie Financiere Richemont SA Class A Bearer	44,200	4,483,003
Credit Suisse Group AG Registered	120,042	3,805,295
Geberit AG Registered	1,710	569,644
Givaudan SA Registered[a]	678	1,068,074
Holcim Ltd. Registered[a]	13,509	1,236,669
Julius Baer Group Ltd.[a]	14,321	669,327
Kuehne & Nagel International AG Registered	14,251	1,945,562
Lindt & Spruengli AG Participation Certificates	171	831,257
Nestle SA Registered	296,172	22,857,502
Novartis AG Registered	206,616	17,905,390

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Roche Holding AG Genusschein	63,642	$18,649,141
SGS SA Registered	342	852,621
Sonova Holding AG Registered[a]	2,052	295,990
Sulzer AG Registered	957	147,172
Swatch Group AG (The) Bearer	2,816	1,805,477
Swiss Life Holding AG Registered[a]	2,985	732,985
Swiss Prime Site AG Registered	7,524	631,949
Swiss Re AGa	37,121	3,240,103
Swisscom AG Registered	2,052	1,246,885
Syngenta AG Registered	9,919	3,927,268
Transocean Ltd.	28,215	1,202,691
UBS AG Registered[a]	341,760	7,142,239
Zurich Insurance Group AGa	10,603	3,035,966

		106,020,018
TAIWAN — 2.50%
Acer Inc.[a]	342,000	211,216
Advanced Semiconductor Engineering Inc.	1,539,218	1,783,980
Asia Cement Corp.	350,785	461,162
AU Optronics Corp.[a]	1,539,000	580,985
Cathay Financial Holding Co. Ltd.	564,684	796,594
Chailease Holding Co. Ltd.	191,700	455,159
Chang Hwa Commercial Bank Ltd.	684,512	397,814
China Development Financial Holding Corp.	1,710,000	489,817
China Steel Corp.	1,383,793	1,161,638
Chunghwa Telecom Co. Ltd.	684,000	2,133,678
Compal Electronics Inc.	342,000	244,059
CTBC Financial Holding Co. Ltd.	1,197,192	711,623
Delta Electronics Inc.	171,000	1,047,586
E.Sun Financial Holding Co. Ltd.	765,460	462,602
Epistar Corp.	171,000	373,167
Far EasTone Telecommunications Co. Ltd.	342,000	739,539
First Financial Holding Co. Ltd.	1,101,604	645,685
Formosa Chemicals & Fibre Corp.	176,340	426,280
Formosa Petrochemical Corp.	171,000	429,793
Formosa Plastics Corp.	177,960	458,484
Highwealth Construction Corp.	114,400	254,955
Hon Hai Precision Industry Co. Ltd.	1,155,820	3,314,591
HTC Corp.	214,000	1,098,417
Hua Nan Financial Holdings Co. Ltd.	1,268,120	713,890
Innolux Corp.[a]	855,640	294,677
MediaTek Inc.	60,000	937,810
Mega Financial Holding Co. Ltd.	757,195	579,217
Nan Ya Plastics Corp.	345,840	757,005
Pegatron Corp.	171,000	259,065
Quanta Computer Inc.	342,000	937,731
Shin Kong Financial Holding Co. Ltd.	706,671	213,887
Siliconware Precision Industries Co. Ltd.	855,000	1,252,856
SinoPac Financial Holdings Co. Ltd.	1,123,080	500,213
Synnex Technology International Corp.	171,000	265,860
Taishin Financial Holdings Co. Ltd.	1,189,453	539,622
Taiwan Business Bank Ltd.[a]	1,432,972	417,582
Taiwan Cement Corp.	342,000	542,480
Taiwan Cooperative Financial Holding Co. Ltd.	1,465,972	779,153
Taiwan Mobile Co. Ltd.	342,000	1,103,080
Taiwan Semiconductor Manufacturing Co. Ltd.	2,223,000	8,723,276
U-Ming Marine Transport Corp.	342,000	575,323
Uni-President Enterprises Co.	385,828	652,885
United Microelectronics Corp.	1,710,000	738,973
Vanguard International Semiconductor Corp.	180,000	245,579
Wan Hai Lines Ltd.	342,000	170,445

Security	Shares	Value

Yuanta Financial Holding Co. Ltd.	1,026,000	$511,335

		40,390,768
THAILAND — 0.53%
Advanced Information Service PCL NVDR	68,400	511,520
Airports of Thailand PCL NVDR	51,300	309,132
Bangkok Bank PCL NVDR	223,140	1,299,811
Banpu PCL NVDR	171,500	158,993
BEC World PCL NVDR	223,700	378,479
BTS Group Holdings PCL NVDR	410,400	105,897
Central Pattana PCL NVDR	85,500	119,557
Charoen Pokphand Foods PCL NVDR	659,200	550,012
CP All PCL NVDR	757,600	983,288
Glow Energy PCL NVDR	197,100	473,564
Home Product Center PCL NVDR	78,171	21,620
Indorama Ventures PCL NVDR	315,688	232,181
Minor International PCL NVDR	68,400	51,998
PTT Exploration & Production PCL NVDR	110,999	547,106
PTT Global Chemical PCL NVDR	291,301	627,881
PTT PCL NVDR	34,300	331,765
Siam Cement PCL (The) NVDR[c]	51,600	692,040
Siam Commercial Bank PCL NVDR	171,000	874,552
Thai Oil PCL NVDR	112,600	181,809
TMB Bank PCL NVDR	632,700	44,969
True Corp. PCL NVDR[a]	256,500	53,504

		8,549,678
TURKEY — 0.37%
Akbank TAS	95,760	333,310
Anadolu Efes Biracilik ve Malt Sanayii AS	43,655	520,586
Arcelik AS	99,200	609,049
BIM Birlesik Magazalar AS	33,572	772,946
Coca-Cola Icecek AS	14,535	339,452
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	329,398	429,366
Enka Insaat ve Sanayi AS	34,889	105,455
Haci Omer Sabanci Holding AS	42,237	177,533
KOC Holding AS	33,111	147,462
Koza Altin Isletmeleri AS	4,104	40,800
TAV Havalimanlari Holding AS	6,327	50,499
Turk Hava Yollari AO	116,833	372,449
Turk Telekomunikasyon ASc	72,214	215,885
Turkiye Garanti Bankasi AS	157,149	573,704
Turkiye Halk Bankasi AS	35,568	236,851
Turkiye Is Bankasi AS Class C	66,553	156,214
Turkiye Petrol Rafinerileri AS	26,193	587,592
Turkiye Sise ve Cam Fabrikalari AS	37,816	47,150
Turkiye Vakiflar Bankasi TAO Class D	42,752	89,041
Ulker Biskuvi Sanayi AS	8,208	62,411
Yapi ve Kredi Bankasi ASc	68,844	142,734

		6,010,489
UNITED ARAB EMIRATES — 0.00%
Abu Dhabi Commercial Bank PJSC	10	21
DP World Ltd.	10	185
Emaar Properties PJSC	10	30

		236
UNITED KINGDOM — 15.57%
3i Group PLC	196,821	1,262,236

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Aggreko PLC	13,851	$368,830
AMEC PLC	62,638	1,306,228
Anglo American PLC	123,120	3,288,888
ARM Holdings PLC	113,715	1,711,800
AstraZeneca PLC	110,979	8,740,038
Aviva PLC	322,169	2,858,712
BAE Systems PLC	193,622	1,307,762
Barclays PLC	1,296,865	5,522,730
BG Group PLC	303,525	6,139,956
BHP Billiton PLC	193,743	6,277,909
BP PLC	1,639,377	13,818,707
British American Tobacco PLC	179,397	10,350,806
British Land Co. PLC	72,904	850,020
British Sky Broadcasting Group PLC	79,515	1,181,533
BT Group PLC	776,682	4,832,754
Bunzl PLC	51,331	1,457,006
Burberry Group PLC	29,925	750,369
Capita PLC	120,432	2,206,407
Carnival PLC	23,049	920,833
Centrica PLC	466,209	2,597,817
Coca-Cola HBC AG	21,033	532,019
Compass Group PLC	236,835	3,767,132
Diageo PLC	248,805	7,635,676
Experian PLC	136,116	2,610,968
Fresnillo PLC	3,661	52,638
G4S PLC	198,392	790,588
GlaxoSmithKline PLC	431,604	11,893,772
Glencore Xstrata PLC	870,451	4,681,314
HSBC Holdings PLC	1,585,729	16,175,280
ICAP PLC	101,232	707,843
Imperial Tobacco Group PLC	102,429	4,422,498
InterContinental Hotels Group PLC	51,567	1,757,143
ITV PLC	274,285	842,922
J Sainsbury PLC	183,408	1,039,642
Johnson Matthey PLC	29,241	1,616,040
Kingfisher PLC	298,737	2,109,032
Land Securities Group PLC	69,007	1,237,461
Legal & General Group PLC	813,789	2,910,394
Lloyds Banking Group PLC[a]	3,925,305	4,994,917
London Stock Exchange Group PLC	48,564	1,485,890
Marks & Spencer Group PLC	215,854	1,607,723
Melrose Industries PLC	90,432	435,956
National Grid PLC	398,259	5,652,197
Next PLC	26,505	2,918,028
Old Mutual PLC	537,691	1,813,113
Pearson PLC	47,538	890,198
Persimmon PLC[a]	22,572	500,055
Petrofac Ltd.	14,706	360,806
Prudential PLC	244,017	5,597,495
Randgold Resources Ltd.	4,959	400,254
Reckitt Benckiser Group PLC	62,976	5,077,646
Reed Elsevier PLC	61,737	909,025
Rexam PLC	226,527	1,897,211
Rio Tinto PLC	111,834	6,089,060
Rolls-Royce Holdings PLC[a]	142,101	2,519,419
Royal Bank of Scotland Group PLC[a]	165,817	836,611
Royal Dutch Shell PLC Class A	302,918	12,004,724
Royal Dutch Shell PLC Class B	209,475	8,913,469
SABMiller PLC	81,283	4,420,150
Sage Group PLC (The)	187,309	1,348,621
Serco Group PLC	86,355	495,916
Shire PLC	54,245	3,094,093
Smith & Nephew PLC	120,939	1,877,726

Security	Shares	Value

SSE PLC	97,163	$2,501,985
Standard Chartered PLC	195,044	4,220,513
Standard Life PLC	233,823	1,509,009
Tesco PLC	745,576	3,688,072
Tullow Oil PLC	87,552	1,300,956
Unilever PLC	85,842	3,832,439
United Utilities Group PLC	46,359	623,105
Vodafone Group PLC	2,307,567	8,726,084
Weir Group PLC (The)	10,089	458,263
Wm Morrison Supermarkets PLC	214,164	726,508
Wolseley PLC	37,962	2,192,886
WPP PLC	133,050	2,862,189

		251,316,015

TOTAL COMMON STOCKS
(Cost: $1,459,416,379)		1,575,962,866

PREFERRED STOCKS — 1.73%

BRAZIL — 1.07%
Banco Bradesco SA	256,530	3,809,584
Bradespar SA	17,100	147,668
Centrais Eletricas Brasileiras SA Class B	17,100	96,481
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	17,100	807,199
Companhia Energetica de Minas Gerais	67,700	514,656
Companhia Paranaense de Energia Class B	28,000	400,277
Gerdau SA	51,300	306,889
Itau Unibanco Holding SA	225,640	3,715,319
Itausa - Investimentos Itau SA	254,254	1,114,875
Lojas Americanas SA	34,200	258,457
Metalurgica Gerdau SA	17,100	123,643
Oi SA	51,629	49,436
Petroleo Brasileiro SA	393,300	2,915,940
Telefonica Brasil SA	40,300	844,606
Usinas Siderurgicas de Minas Gerais SA Class A	51,300	200,155
Vale SA Class A	171,000	2,021,441

		17,326,626
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	7,077	226,205

		226,205
COLOMBIA — 0.13%
Banco Davivienda SA	15,733	224,577
Bancolombia SA	120,000	1,701,731
Grupo Argos SA	9,747	107,653

		2,033,961
GERMANY — 0.42%
Henkel AG & Co. KGaA	16,245	1,808,041
Porsche Automobil Holding SE	17,363	1,910,323
Volkswagen AG	11,209	3,016,669

		6,735,033
SOUTH KOREA — 0.09%
Hyundai Motor Co. Ltd.	1,368	172,109
Hyundai Motor Co. Ltd. Series 2	3,078	431,927

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

April 30, 2014

Security	Shares	Value

Samsung Electronics Co. Ltd.	855	$858,061

		1,462,097

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	19,041,534	32,153

		32,153

TOTAL PREFERRED STOCKS
(Cost: $27,014,311)		27,816,075

RIGHTS — 0.01%

BRAZIL — 0.00%
AMBEV SAa	578	65
Klabin SAa	1,036	46

		111

CHINA — 0.00%
Fosun International Ltd.[a]	40,014	181

		181

SOUTH KOREA — 0.00%
GS Engineering & Construction Corp.[a]	1,367	11,512

		11,512

SPAIN — 0.01%
Banco Santander SAa	945,659	196,680

		196,680

TOTAL RIGHTS
(Cost: $194,665)		208,484

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	18,289,629	18,289,629
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	995,340	995,340

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	202,024	$202,024

		19,486,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,486,993)		19,486,993

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $1,506,112,348)		1,623,474,418
Other Assets, Less Liabilities — (0.60)%		(9,622,513)

NET ASSETS — 100.00%		$1,613,851,905

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.69%

CHINA — 23.54%
AAC Technologies Holdings Inc.[a]	583,000	$3,256,080
Agile Property Holdings Ltd.	774,000	627,957
Agricultural Bank of China Ltd. Class H	16,958,000	7,108,805
Air China Ltd. Class H	1,548,000	878,541
Aluminum Corp. of China Ltd. Class Ha,b	3,098,000	1,106,878
Anhui Conch Cement Co. Ltd. Class Ha	969,500	3,601,463
Anta Sports Products Ltd.	774,000	1,132,120
AviChina Industry & Technology Co. Ltd. Class H	1,560,000	833,036
Bank of China Ltd. Class H	58,828,000	25,874,805
Bank of Communications Co. Ltd. Class H	6,967,100	4,331,494
BBMG Corp. Class H	969,500	681,527
Beijing Capital International Airport Co. Ltd. Class H	1,548,000	1,074,217
Beijing Enterprises Holdings Ltd.[a]	387,000	3,364,414
Beijing Enterprises Water Group Ltd.	2,332,000	1,479,900
Belle International Holdings Ltd.	3,483,000	3,607,511
Biostime International Holdings Ltd.	193,500	1,285,366
Brilliance China Automotive Holdings Ltd.	2,332,000	3,603,495
BYD Co. Ltd. Class Ha,b	387,000	2,084,040
China Agri-Industries Holdings Ltd.[a]	1,548,100	619,012
China BlueChemical Ltd. Class H	1,549,500	831,426
China Cinda Asset Management Co. Ltd.[a,b]	3,096,000	1,557,414
China CITIC Bank Corp. Ltd. Class H	6,209,200	3,700,124
China Coal Energy Co. Class Ha	3,099,000	1,674,843
China Communications Construction Co. Ltd. Class H	3,492,000	2,283,604
China Communications Services Corp. Ltd. Class H	1,548,000	784,697
China Construction Bank Corp. Class H	56,510,390	38,996,058
China COSCO Holdings Co. Ltd. Class Ha,b	1,935,000	766,228
China Everbright International Ltd.[a]	1,935,000	2,425,972
China Everbright Ltd.	780,000	1,042,301
China Gas Holdings Ltd.	1,548,000	2,515,823
China International Marine Containers (Group) Co. Ltd. Class H	426,183	838,860
China Life Insurance Co. Ltd. Class H	5,811,000	14,975,626
China Longyuan Power Group Corp. Ltd. Class H	1,935,000	1,991,693
China Mengniu Dairy Co. Ltd.	1,166,000	5,993,293
China Merchants Bank Co. Ltd. Class H	3,594,946	6,417,518
China Merchants Holdings (International) Co. Ltd.	774,000	2,420,981
China Minsheng Banking Corp. Ltd. Class H	4,065,500	4,090,225
China Mobile Ltd.	4,644,000	44,146,707
China National Building Material Co. Ltd. Class H	2,332,000	2,204,810
China Oilfield Services Ltd. Class H	1,548,000	3,689,874
China Overseas Grand Oceans Group Ltd.[a]	390,000	231,399
China Overseas Land & Investment Ltd.	3,097,760	7,599,708
China Pacific Insurance (Group) Co. Ltd. Class H	2,086,000	6,538,215
China Petroleum & Chemical Corp. Class H	20,092,000	17,752,207
China Railway Construction Corp. Ltd. Class H	1,549,500	1,281,115
China Railway Group Ltd. Class H	3,099,000	1,379,048
China Resources Cement Holdings Ltd.[a]	1,548,000	1,074,217
China Resources Enterprise Ltd.	774,000	2,201,345
China Resources Gas Group Ltd.[a]	774,000	2,291,196
China Resources Land Ltd.[a]	1,548,000	3,186,709
China Resources Power Holdings Co. Ltd.	1,548,000	3,893,536
China Shenhua Energy Co. Ltd. Class H	2,714,000	7,351,361
China Shipping Container Lines Co. Ltd. Class Ha,b	2,969,000	708,469
China State Construction International Holdings Ltd.	1,548,000	2,583,711
China Taiping Insurance Holdings Co. Ltd.[b]	620,600	984,590
China Telecom Corp. Ltd. Class H	10,854,000	5,572,005

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	3,878,000	$5,952,417
China Vanke Co. Ltd. Class B	1,004,892	1,675,933
Chongqing Changan Automobile Co. Ltd.	657,900	1,188,028
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,939,000	850,345
CITIC Pacific Ltd.[a]	1,187,000	2,082,228
CITIC Securities Co. Ltd. Class H	775,000	1,555,428
CNOOC Ltd.	13,932,000	23,037,753
COSCO Pacific Ltd.	1,548,000	2,072,559
Country Garden Holdings Co. Ltd.	3,483,974	1,397,571
CSPC Pharmaceutical Group Ltd.	1,548,000	1,287,862
CSR Corp Ltd. Class H	1,553,000	1,133,774
Datang International Power Generation Co. Ltd. Class H	2,332,000	869,291
Dongfeng Motor Group Co. Ltd. Class H	2,322,000	3,096,859
ENN Energy Holdings Ltd.[a]	778,000	5,438,981
Evergrande Real Estate Group Ltd.[a]	5,043,000	2,250,628
Far East Horizon Ltd.	1,161,000	786,195
Fosun International Ltd.[a]	1,286,000	1,555,903
Franshion Properties (China) Ltd.[a]	2,332,000	733,934
GCL-Poly Energy Holdings Ltd.[a,b]	7,741,000	2,316,454
Geely Automobile Holdings Ltd.[a]	3,870,000	1,342,771
Golden Eagle Retail Group Ltd.	390,000	503,041
GOME Electrical Appliances Holdings Ltd.[a]	8,002,160	1,506,950
Great Wall Motor Co. Ltd. Class H	774,000	3,504,182
Greentown China Holdings Ltd.	387,000	389,354
Guangdong Investment Ltd.	1,548,000	1,683,206
Guangzhou Automobile Group Co. Ltd. Class H	1,548,855	1,562,270
Guangzhou R&F Properties Co. Ltd. Class H	620,000	809,302
Haier Electronics Group Co. Ltd.	785,000	1,927,859
Haitian International Holdings Ltd.	288,000	580,246
Haitong Securities Co. Ltd. Class H	929,200	1,299,203
Hanergy Solar Group Ltd.[a,b]	8,492,000	1,215,826
Hengan International Group Co. Ltd.	580,500	6,113,600
Huaneng Power International Inc. Class H	2,332,000	2,277,000
Industrial and Commercial Bank of China Ltd. Class H	57,668,350	34,365,140
Inner Mongolia Yitai Coal Co. Ltd. Class B	851,570	1,070,423
Intime Retail Group Co. Ltd.[a]	775,500	761,211
Jiangsu Expressway Co. Ltd. Class H	780,000	878,309
Jiangxi Copper Co. Ltd. Class H	1,166,000	1,925,073
Kingboard Chemical Holdings Co. Ltd.	583,000	1,111,429
Kunlun Energy Co. Ltd.	2,322,000	3,623,983
Lee & Man Paper Manufacturing Ltd.[a]	1,166,000	633,168
Lenovo Group Ltd.[a]	4,644,000	5,283,229
Longfor Properties Co. Ltd.[a]	1,161,500	1,501,155
New China Life Insurance Co. Ltd. Class Hb	619,200	1,824,970
Nine Dragons Paper (Holdings) Ltd.[a]	1,166,000	765,517
People’s Insurance Co. Group of China Ltd. Class H	3,870,000	1,482,539
PetroChina Co. Ltd. Class H	16,256,000	18,829,060
PICC Property and Casualty Co. Ltd. Class H	2,322,400	3,061,446
Ping An Insurance (Group) Co. of China Ltd. Class H	1,354,500	10,019,615
Poly Property Group Co. Ltd.[a]	1,555,000	673,920
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,548,000	1,557,414
Shanghai Electric Group Co. Ltd. Class H	2,332,000	914,410
Shanghai Industrial Holdings Ltd.	387,000	1,198,011
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	503,700	922,569
Shenzhou International Group Holdings Ltd.[a]	387,000	1,332,787
Shimao Property Holdings Ltd.	1,161,500	2,292,183
Shougang Fushan Resources Group Ltd.	2,332,000	700,847
Shui On Land Ltd.	2,522,233	666,926
Sihuan Pharmaceutical Holdings Group Ltd.	1,550,000	1,707,372
Sino Biopharmaceutical Ltd.	1,548,000	1,211,988
Sino-Ocean Land Holdings Ltd.[a]	2,515,500	1,330,291
Sinopec Engineering Group Co. Ltd.	775,000	865,682
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,322,000	566,060

103

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

April 30, 2014

Security	Shares	Value

Sinopharm Group Co. Ltd. Class H	774,400	$2,037,671
SOHO China Ltd.	1,357,500	1,080,348
Sun Art Retail Group Ltd.[a]	1,935,000	2,520,815
Tencent Holdings Ltd.	813,100	50,676,838
Tingyi (Cayman Islands) Holding Corp.[a]	1,548,000	4,302,856
Tsingtao Brewery Co. Ltd. Class H	326,000	2,373,669
Uni-President China Holdings Ltd.[a]	774,000	640,936
Want Want China Holdings Ltd.[a]	4,645,000	7,285,476
Weichai Power Co. Ltd. Class H	387,400	1,349,155
Wumart Stores Inc. Class H	390,000	382,814
Yantai Changyu Pioneer Wine Co. Ltd. Class B	193,900	480,945
Yanzhou Coal Mining Co. Ltd. Class Ha	1,548,000	1,166,064
Yingde Gases Group Co. Ltd.[a]	775,000	782,712
Yuexiu Property Co. Ltd.	3,878,000	750,305
Zhejiang Expressway Co. Ltd. Class H	780,000	675,081
Zhongsheng Group Holdings Ltd.[a]	409,000	496,950
Zhuzhou CSR Times Electric Co. Ltd. Class H	389,000	1,141,483
Zijin Mining Group Co. Ltd. Class Ha	4,644,000	1,132,120
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,085,540	723,894
ZTE Corp. Class Ha,b	464,400	947,627

		542,549,008
HONG KONG — 12.60%
AIA Group Ltd.	9,365,400	45,420,592
ASM Pacific Technology Ltd.	193,900	2,155,876
Bank of East Asia Ltd. (The)	1,008,600	4,156,506
BOC Hong Kong (Holdings) Ltd.	2,905,500	8,507,175
Cathay Pacific Airways Ltd.	774,000	1,461,573
Cheung Kong (Holdings) Ltd.	1,145,000	19,494,766
Cheung Kong Infrastructure Holdings Ltd.	387,000	2,525,807
CLP Holdings Ltd.	1,354,500	10,832,017
First Pacific Co. Ltd.	1,549,000	1,716,260
Galaxy Entertainment Group Ltd.[b]	1,548,000	12,149,829
Hang Lung Properties Ltd.	1,552,000	4,614,251
Hang Seng Bank Ltd.	580,500	9,456,800
Henderson Land Development Co. Ltd.	774,000	4,612,343
HKT Trust and HKT Ltd.	1,939,000	2,028,324
Hong Kong and China Gas Co. Ltd. (The)	4,645,240	10,713,079
Hong Kong Exchanges and Clearing Ltd.	897,000	16,163,204
Hopewell Holdings Ltd.	387,500	1,334,509
Hutchison Whampoa Ltd.	1,655,000	22,627,808
Hysan Development Co. Ltd.	387,000	1,654,753
Kerry Properties Ltd.	390,000	1,280,239
Li & Fung Ltd.	4,648,000	6,750,612
Link REIT (The)	1,741,500	8,659,374
MGM China Holdings Ltd.	775,600	2,701,097
MTR Corp. Ltd.	1,163,000	4,387,774
New World China Land Ltd.	1,554,000	1,288,845
New World Development Co. Ltd.	4,150,666	4,282,983
NWS Holdings Ltd.	1,166,500	1,998,119
PCCW Ltd.	3,100,000	1,655,391
Power Assets Holdings Ltd.	968,500	8,369,761
Sands China Ltd.	1,857,600	13,561,485
Shangri-La Asia Ltd.	1,548,333	2,552,312
Sino Land Co. Ltd.	2,333,200	3,490,990
SJM Holdings Ltd.	1,550,000	4,298,419
Sun Hung Kai Properties Ltd.	1,245,000	15,681,233
Swire Pacific Ltd. Class A	583,000	6,730,235
Swire Properties Ltd.	1,006,200	3,023,980
Wharf (Holdings) Ltd. (The)	1,161,000	8,124,012
Wheelock and Co. Ltd.	774,000	3,184,713
Wynn Macau Ltd.	1,239,600	4,884,627
Yue Yuen Industrial (Holdings) Ltd.	583,500	1,802,540

		290,334,213

Security	Shares	Value

INDIA — 8.49%
ACC Ltd.	25,406	$544,640
Adani Enterprises Ltd.	105,724	732,434
Adani Ports and Special Economic Zone Ltd.	310,433	968,639
Aditya Birla Nuvo Ltd.	26,706	490,175
Ambuja Cements Ltd.	508,974	1,668,733
Apollo Hospitals Enterprise Ltd.	59,985	889,457
Asian Paints Ltd.	227,232	1,903,113
Bajaj Auto Ltd.	65,564	2,078,558
Bank of Baroda	34,238	463,744
Bharat Heavy Electricals Ltd.	464,074	1,388,413
Bharat Petroleum Corp. Ltd.	126,632	955,068
Bharti Airtel Ltd.	470,958	2,561,515
Cairn India Ltd.	377,325	2,096,667
Cipla Ltd.	273,828	1,804,409
Coal India Ltd.	394,313	1,907,987
Dabur India Ltd.	163,002	484,425
Divi’s Laboratories Ltd.	31,934	731,308
DLF Ltd.	299,124	695,055
Dr. Reddy’s Laboratories Ltd.	79,729	3,577,197
GAIL (India) Ltd.	249,142	1,528,765
GlaxoSmithKline Consumer Healthcare Ltd.	7,880	545,414
Godrej Consumer Products Ltd.	95,214	1,260,522
HCL Technologies Ltd.	184,212	4,284,689
HDFC Bank Ltd.	912,546	10,913,030
Hero Motocorp Ltd.	60,761	2,216,620
Hindalco Industries Ltd.	854,109	1,901,796
Hindustan Unilever Ltd.	514,350	4,839,486
Housing Development Finance Corp. Ltd.	1,150,551	17,129,027
ICICI Bank Ltd.	166,074	3,423,633
Idea Cellular Ltd.	524,385	1,171,096
Infosys Ltd.	358,706	18,916,887
ITC Ltd.	1,726,410	9,753,365
Jaiprakash Associates Ltd.	770,068	687,527
Jindal Steel & Power Ltd.	294,625	1,246,838
JSW Steel Ltd.	62,787	1,127,439
Kotak Mahindra Bank Ltd.	245,358	3,264,931
Larsen & Toubro Ltd.	247,121	5,302,152
LIC Housing Finance Ltd.	208,760	908,209
Mahindra & Mahindra Financial Services Ltd.	206,974	844,333
Mahindra & Mahindra Ltd.	238,395	4,245,775
Nestle India Ltd.	16,641	1,315,719
NTPC Ltd.	834,210	1,609,224
Oil & Natural Gas Corp. Ltd.	596,890	3,217,258
Oil India Ltd.	99,494	787,259
Piramal Enterprises Ltd.	49,064	439,717
Power Finance Corp. Ltd.	212,054	646,375
Power Grid Corp. of India Ltd.	978,336	1,716,123
Ranbaxy Laboratories Ltd.[b]	97,038	761,712
Reliance Capital Ltd.	79,372	467,362
Reliance Communications Ltd.	415,984	844,520
Reliance Industries Ltd.	1,007,964	15,638,775
Reliance Infrastructure Ltd.	80,779	681,161
Reliance Power Ltd.[b]	447,749	508,139
Rural Electrification Corp. Ltd.	233,078	919,328
Sesa Sterlite Ltd.	807,671	2,482,000
Shriram Transport Finance Co. Ltd.	101,116	1,231,867
Siemens Ltd.	48,240	555,222
State Bank of India	109,134	3,761,020

104

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

April 30, 2014

Security	Shares	Value

Sun Pharmaceuticals Industries Ltd.	482,862	$5,065,988
Tata Consultancy Services Ltd.	367,922	13,354,138
Tata Motors Ltd.	588,970	4,049,993
Tata Power Co. Ltd.	870,577	1,127,283
Tata Steel Ltd.	236,706	1,572,349
Tech Mahindra Ltd.	49,411	1,500,926
Ultratech Cement Ltd.	28,862	970,034
United Breweries Ltd.	52,670	689,605
United Spirits Ltd.	67,726	3,108,670
Wipro Ltd.	472,494	4,091,971
Yes Bank Ltd.	137,274	1,003,126

		195,569,935
INDONESIA — 3.41%
PT Adaro Energy Tbk	10,445,600	1,070,625
PT Astra Agro Lestari Tbk	271,500	690,404
PT Astra International Tbk	15,761,800	10,122,507
PT Bank Central Asia Tbk	9,597,600	9,131,480
PT Bank Danamon Indonesia Tbk	2,692,646	952,551
PT Bank Mandiri (Persero) Tbk	7,307,251	6,209,725
PT Bank Negara Indonesia (Persero) Tbk	5,611,915	2,337,186
PT Bank Rakyat Indonesia (Persero) Tbk	8,630,100	7,389,871
PT Bukit Asam (Persero) Tbk	580,500	495,821
PT Bumi Serpong Damai Tbk	5,573,000	751,968
PT Charoen Pokphand Indonesia Tbk	5,715,300	1,863,658
PT Global Mediacom Tbk	5,380,600	1,019,203
PT Gudang Garam Tbk	387,000	1,891,234
PT Indo Tambangraya Megah Tbk	348,800	768,558
PT Indocement Tunggal Prakarsa Tbk	1,157,100	2,196,804
PT Indofood CBP Sukses Makmur Tbk	964,600	834,321
PT Indofood Sukses Makmur Tbk	3,483,000	2,123,872
PT Jasa Marga (Persero) Tbk	1,540,600	786,190
PT Kalbe Farma Tbk	17,495,800	2,338,019
PT Lippo Karawaci Tbk	15,761,800	1,458,732
PT Matahari Department Store Tbk[b]	1,156,600	1,500,584
PT Media Nusantara Citra Tbk	3,354,400	787,718
PT Perusahaan Gas Negara (Persero) Tbk	8,334,500	3,838,707
PT Semen Gresik (Persero) Tbk	2,308,600	2,965,248
PT Surya Citra Media Tbk	3,460,600	942,861
PT Telekomunikasi Indonesia (Persero) Tbk	35,562,200	6,966,949
PT Tower Bersama Infrastructure Tbk[b]	1,348,600	758,197
PT Unilever Indonesia Tbk	1,156,600	2,926,138
PT United Tractors Tbk	1,348,943	2,531,857
PT XL Axiata Tbk	1,940,500	868,580

		78,519,568
MALAYSIA — 4.98%
AirAsia Bhd	1,010,700	687,109
Alliance Financial Group Bhd	890,100	1,221,145
AMMB Holdings Bhd	1,279,100	2,812,414
Astro Malaysia Holdings Bhd	1,280,400	1,305,690
Axiata Group Bhd	2,041,400	4,207,203
Berjaya Sports Toto Bhd	514,890	613,358
British American Tobacco (Malaysia) Bhd	116,600	2,185,246
Bumi Armada Bhd[b]	774,100	948,216
CIMB Group Holdings Bhd	3,637,800	8,366,216
Dialog Group Bhd	1,427,000	1,568,804
DiGi.Com Bhd	2,732,600	4,635,922
Felda Global Ventures Holdings Bhd	851,500	1,178,619
Gamuda Bhd	1,235,000	1,743,485
Genting Bhd	1,625,400	4,877,942

Security	Shares	Value

Genting Malaysia Bhd	2,322,000	$3,000,717
Genting Plantations Bhd	155,000	526,872
Hong Leong Bank Bhd	427,700	1,833,655
Hong Leong Financial Group Bhd	155,000	726,229
IHH Healthcare Bhd[b]	1,734,200	2,129,580
IJM Corp. Bhd	855,900	1,672,222
IOI Corp. Bhd	2,310,200	3,537,284
IOI Properties Group Bhd[b]	1,146,600	941,016
Kuala Lumpur Kepong Bhd	387,700	2,873,171
Lafarge Malaysia Bhd	339,300	944,492
Malayan Banking Bhd	3,405,600	10,324,740
Malaysia Airports Holdings Bhd	464,400	1,146,245
Maxis Bhd	1,780,200	3,788,819
MISC Bhd[b]	851,500	1,697,524
MMC Corp. Bhd	580,500	497,749
Parkson Holdings Bhd	482,152	434,092
Petronas Chemicals Group Bhd	2,156,600	4,444,624
Petronas Dagangan Bhd	193,900	1,799,164
Petronas Gas Bhd	464,500	3,342,750
PPB Group Bhd	387,700	1,954,231
Public Bank Bhd	890,200	5,490,316
RHB Capital Bhd	503,200	1,277,455
Sapurakencana Petroleum Bhd[b]	2,771,000	3,657,330
Sime Darby Bhd	2,128,500	6,153,128
Telekom Malaysia Bhd	851,800	1,617,259
Tenaga Nasional Bhd	2,156,600	7,858,993
UEM Sunrise Bhd	1,130,400	796,178
UMW Holdings Bhd	387,000	1,275,186
YTL Corp. Bhd	3,708,600	1,828,463
YTL Power International Bhd[b]	1,740,520	836,814

		114,757,667
PHILIPPINES — 1.27%
Aboitiz Equity Ventures Inc.	1,432,320	1,818,513
Aboitiz Power Corp.	1,235,000	1,011,160
Alliance Global Group Inc.	1,926,200	1,345,920
Ayala Corp.	150,388	2,105,027
Ayala Land Inc.	4,253,400	2,871,856
Bank of the Philippine Islands	683,709	1,392,570
BDO Unibank Inc.	1,195,859	2,367,307
DMCI Holdings Inc.	390,000	628,129
Energy Development Corp.	6,497,500	814,738
Globe Telecom Inc.	25,215	937,220
International Container Terminal Services Inc.	487,820	1,182,892
JG Summit Holdings Inc.	1,745,377	1,981,069
Jollibee Foods Corp.	369,260	1,424,691
Metro Pacific Investments Corp.	7,740,000	880,256
Metropolitan Bank & Trust Co.	285,192	541,852
Philippine Long Distance Telephone Co.	32,895	2,125,114
SM Investments Corp.	108,230	1,760,134
SM Prime Holdings Inc.	5,082,125	1,860,482
Universal Robina Corp.	664,400	2,175,918

		29,224,848
SINGAPORE — 6.70%
Ascendas REIT	1,550,535	2,828,474
CapitaCommercial Trust	1,550,000	1,975,545
CapitaLand Ltd.	1,939,500	4,943,960
CapitaMall Trust Management Ltd.	1,939,800	3,082,727
CapitaMalls Asia Ltd.	779,000	1,371,402
City Developments Ltd.	387,000	3,338,678

105

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

April 30, 2014

Security	Shares	Value

ComfortDelGro Corp. Ltd.	1,550,000	$2,617,597
DBS Group Holdings Ltd.	1,366,500	18,439,885
Genting Singapore PLC	4,656,600	4,914,960
Global Logistic Properties Ltd.	2,322,000	5,271,598
Golden Agri-Resources Ltd.	5,424,707	2,635,975
Hutchison Port Holdings Trust	4,257,371	2,895,012
Jardine Cycle & Carriage Ltd.	91,000	3,400,494
Keppel Corp. Ltd.	1,161,600	9,743,616
Keppel Land Ltd.	387,000	1,066,651
Noble Group Ltd.	3,096,364	3,169,497
Olam International Ltd.	1,166,000	2,071,279
Oversea-Chinese Banking Corp. Ltd.[a]	1,935,000	14,874,537
SembCorp Industries Ltd.	774,000	3,310,933
SembCorp Marine Ltd.[a]	387,000	1,254,702
Singapore Airlines Ltd.	387,000	3,199,952
Singapore Exchange Ltd.	774,000	4,266,603
Singapore Press Holdings Ltd.[a]	1,353,000	4,515,928
Singapore Technologies Engineering Ltd.	1,161,000	3,532,895
Singapore Telecommunications Ltd.	6,195,000	18,900,586
StarHub Ltd.	387,000	1,279,364
United Overseas Bank Ltd.	1,036,000	17,957,828
UOL Group Ltd.	387,000	1,979,161
Wilmar International Ltd.	1,550,000	4,198,032
Yangzijiang Shipbuilding	1,550,000	1,358,187

		154,396,058
SOUTH KOREA — 19.44%
AmorePacific Corp.	2,322	2,999,971
AmorePacific Group	2,323	1,200,505
BS Financial Group Inc.	125,180	1,914,104
Celltrion Inc.[a,b]	49,149	2,287,881
Cheil Industries Inc.	38,467	2,453,281
Cheil Worldwide Inc.[b]	65,800	1,598,355
CJ CheilJedang Corp.	6,195	1,858,560
CJ Corp.	10,836	1,310,849
Coway Co. Ltd.	42,696	3,367,584
Daelim Industrial Co. Ltd.	22,383	1,821,746
Daewoo Engineering & Construction Co. Ltd.[a,b]	89,600	742,259
Daewoo International Corp.	37,120	1,302,236
Daewoo Securities Co. Ltd.[b]	123,507	1,011,196
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	73,540	2,127,984
DGB Financial Group Inc.	118,690	1,797,637
Dongbu Insurance Co. Ltd.	33,282	1,835,937
Doosan Corp.	6,586	847,709
Doosan Heavy Industries & Construction Co. Ltd.[a]	38,247	1,288,102
Doosan Infracore Co. Ltd.[a,b]	92,880	1,119,090
E-Mart Co. Ltd.	15,867	3,623,935
GS Engineering & Construction Corp.[a,b]	27,159	954,100
GS Holdings Corp.	40,518	1,886,108
Halla Visteon Climate Control Corp.[a]	31,040	1,294,710
Hana Financial Group Inc.	212,854	7,487,896
Hankook Tire Co. Ltd.	56,891	3,286,938
Hanwha Chemical Corp.[a]	69,720	1,231,385
Hanwha Corp.	30,960	900,366
Hanwha Life Insurance Co. Ltd.	161,900	1,052,906
Hite Jinro Co. Ltd.	23,280	563,244
Hyosung Corp.	18,494	1,319,082
Hyundai Department Store Co. Ltd.	12,358	1,590,646
Hyundai Development Co. Engineering & Construction	42,570	1,217,404
Hyundai Engineering & Construction Co. Ltd.	54,974	2,968,692
Hyundai Glovis Co. Ltd.	10,430	2,457,858
Hyundai Heavy Industries Co. Ltd.	32,508	6,087,582

Security	Shares	Value

Hyundai Marine & Fire Insurance Co. Ltd.	43,830	$1,285,250
Hyundai Merchant Marine Co. Ltd.[a,b]	49,997	500,793
Hyundai Mipo Dockyard Co. Ltd.	7,740	1,052,424
Hyundai Mobis Co. Ltd.[a]	53,019	15,136,558
Hyundai Motor Co.	119,196	26,531,578
Hyundai Securities Co. Ltd.[b]	65,790	441,868
Hyundai Steel Co.	54,995	3,592,531
Hyundai Wia Corp.	12,386	2,037,763
Industrial Bank of Korea	143,190	1,759,908
Kangwon Land Inc.	77,450	2,237,378
KB Financial Group Inc.	341,112	11,620,190
KCC Corp.	3,192	1,587,814
Kia Motors Corp.	206,072	11,427,393
Korea Aerospace Industries Ltd.	27,090	863,849
Korea Electric Power Corp.	197,370	7,544,871
Korea Gas Corp.[b]	22,133	1,323,739
Korea Investment Holdings Co. Ltd.	30,990	1,135,170
Korea Zinc Co. Ltd.	6,600	2,174,877
Korean Air Lines Co. Ltd.[b]	22,183	714,888
KT Corp.	50,310	1,596,988
KT&G Corp.	85,202	6,827,374
Kumho Petro Chemical Co. Ltd.[a]	11,225	948,362
LG Chem Ltd.	36,378	9,259,086
LG Corp.	74,236	4,131,007
LG Display Co. Ltd.[b]	181,100	4,810,989
LG Electronics Inc.	82,300	5,471,799
LG Household & Health Care Ltd.	7,354	3,359,226
LG Innotek Co. Ltd.[a,b]	8,515	939,427
LG Uplus Corp.	165,740	1,628,047
Lotte Chemical Corp.	13,545	2,136,683
Lotte Confectionery Co. Ltd.	387	662,915
Lotte Shopping Co. Ltd.	8,515	2,636,988
LS Corp.	14,319	1,121,075
LS Industrial Systems Co. Ltd.[a]	12,451	795,283
Mirae Asset Securities Co. Ltd.	19,390	793,765
NAVER Corp.	21,672	15,478,502
NCsoft Corp.[a]	11,997	2,380,127
NHN Entertainment Corp.[a,b]	9,662	788,258
OCI Co. Ltd.[b]	12,734	2,230,576
ORION Corp.	2,709	2,065,898
POSCO	50,697	15,086,933
S-Oil Corp.	35,991	2,103,800
S1 Corp.	13,886	1,054,922
Samsung C&T Corp.	96,508	6,052,181
Samsung Card Co. Ltd.	27,158	984,290
Samsung Electro-Mechanics Co. Ltd.	46,526	2,980,762
Samsung Electronics Co. Ltd.	85,753	111,454,833
Samsung Engineering Co. Ltd.[a,b]	23,486	1,756,961
Samsung Fire & Marine Insurance Co. Ltd.	27,326	6,479,116
Samsung Heavy Industries Co. Ltd.[a]	124,740	3,404,305
Samsung Life Insurance Co. Ltd.	46,526	4,327,058
Samsung SDI Co. Ltd.	26,942	3,937,135
Samsung Securities Co. Ltd.	46,450	1,768,903
Samsung Techwin Co. Ltd.[a]	28,862	1,617,255
Shinhan Financial Group Co. Ltd.	346,060	15,070,841
Shinsegae Co. Ltd.	5,652	1,225,247
SK C&C Co. Ltd.	17,802	2,437,804
SK Holdings Co. Ltd.	20,414	3,615,370
SK Hynix Inc.[b]	414,090	16,089,919
SK Innovation Co. Ltd.	47,294	5,400,844
SK Networks Co. Ltd.[b]	103,060	949,512
SK Telecom Co. Ltd.	7,741	1,599,442
Woori Finance Holdings Co. Ltd.[b]	273,260	3,080,886
Woori Investment & Securities Co. Ltd.	89,029	751,314
Yuhan Corp.	5,811	1,020,707

		448,089,395

106

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

April 30, 2014

Security	Shares	Value

TAIWAN — 15.31%
Acer Inc.[b]	1,935,000	$1,195,038
Advanced Semiconductor Engineering Inc.	4,656,863	5,397,384
Advantech Co. Ltd.	214,000	1,381,880
Asia Cement Corp.	1,568,597	2,062,166
Asia Pacific Telecom Co. Ltd.	1,166,000	557,941
ASUSTeK Computer Inc.	387,100	3,999,444
AU Optronics Corp.[b]	6,967,580	2,630,320
Catcher Technology Co. Ltd.	387,000	3,261,524
Cathay Financial Holding Co. Ltd.	6,192,117	8,735,154
Chailease Holding Co. Ltd.	395,800	939,760
Chang Hwa Commercial Bank Ltd.	3,870,575	2,249,440
Cheng Shin Rubber Industry Co. Ltd.	1,161,303	3,330,315
Cheng Uei Precision Industry Co. Ltd.	388,383	780,676
Chicony Electronics Co. Ltd.	389,157	1,011,617
China Airlines Ltd.[b]	2,323,330	777,059
China Development Financial Holding Corp.	10,814,734	3,097,803
China Life Insurance Co. Ltd.	1,774,054	1,550,931
China Motor Co. Ltd.	392,000	354,381
China Petrochemical Development Corp.	1,387,965	546,950
China Steel Corp.	8,901,436	7,472,396
Chunghwa Telecom Co. Ltd.	2,709,110	8,450,830
Clevo Co.	387,228	711,675
Compal Electronics Inc.	3,483,000	2,485,550
CTBC Financial Holding Co. Ltd.	10,715,675	6,369,507
CTCI Corp.	390,000	622,492
Delta Electronics Inc.	1,550,000	9,495,662
E.Sun Financial Holding Co. Ltd.	3,834,834	2,317,561
Eclat Textile Co. Ltd.	135,000	1,475,263
Epistar Corp.	774,000	1,689,072
EVA Airways Corp.[b]	1,548,400	784,506
Evergreen Marine Corp. Ltd.[b]	1,161,095	659,407
Far Eastern Department Stores Ltd.	774,724	720,900
Far Eastern New Century Corp.	2,322,748	2,376,744
Far EasTone Telecommunications Co. Ltd.	1,161,000	2,510,540
Farglory Land Development Co. Ltd.	387,468	635,130
Feng Hsin Iron & Steel Co. Ltd.	390,000	653,487
First Financial Holding Co. Ltd.	4,984,951	2,921,837
Formosa Chemicals & Fibre Corp.	2,521,740	6,096,000
Formosa International Hotels Corp.	26,983	317,205
Formosa Petrochemical Corp.	774,000	1,945,381
Formosa Plastics Corp.	3,096,400	7,977,347
Formosa Taffeta Co. Ltd.	390,000	407,461
Foxconn Technology Co. Ltd.	774,001	1,922,315
Fubon Financial Holding Co. Ltd.	5,031,111	6,497,560
Giant Manufacturing Co. Ltd.	214,000	1,672,429
Hermes Microvision Inc.	40,000	1,655,739
Highwealth Construction Corp.	270,400	602,620
Hiwin Technologies Corp.	122,868	1,167,730
Hon Hai Precision Industry Co. Ltd.	8,514,033	24,416,029
Hotai Motor Co. Ltd.	209,000	2,450,030
HTC Corp.	586,450	3,010,125
Hua Nan Financial Holdings Co. Ltd.	4,273,095	2,405,544
Innolux Corp.[b]	5,427,925	1,869,343
Inventec Corp.	1,778,460	1,637,234
Kinsus Interconnect Technology Corp.	387,000	1,460,958
Largan Precision Co. Ltd.	85,000	5,305,815
LCY Chemical Corp.	390,969	402,000

Security	Shares	Value

Lite-On Technology Corp.	1,551,092	$2,367,883
MediaTek Inc.	1,163,391	18,184,004
Mega Financial Holding Co. Ltd.	7,353,827	5,625,320
Merida Industry Co. Ltd.	140,000	936,486
Nan Kang Rubber Tire Co. Ltd.[b]	390,266	443,279
Nan Ya Plastics Corp.	3,877,000	8,486,314
Novatek Microelectronics Corp. Ltd.	390,000	1,801,609
Pegatron Corp.	1,166,000	1,766,491
Phison Electronics Corp.	86,000	583,814
Pou Chen Corp.	1,550,000	1,970,991
Powertech Technology Inc.	390,200	631,210
President Chain Store Corp.	387,000	2,877,061
Quanta Computer Inc.	1,939,000	5,316,551
Radiant Opto-Electronics Corp.	387,167	1,557,745
Realtek Semiconductor Corp.	387,642	1,105,238
Ruentex Development Co. Ltd.	434,237	767,874
Ruentex Industries Ltd.	387,195	919,328
ScinoPharm Taiwan Ltd.	387,800	1,054,321
Shin Kong Financial Holding Co. Ltd.	4,870,363	1,474,108
Siliconware Precision Industries Co. Ltd.	2,323,575	3,404,801
Simplo Technology Co. Ltd.	250,550	1,302,614
SinoPac Financial Holdings Co. Ltd.	5,427,870	2,417,539
Standard Foods Corp.	240,994	662,378
Synnex Technology International Corp.	993,000	1,543,856
Taishin Financial Holdings Co. Ltd.	5,305,689	2,407,045
Taiwan Business Bank Ltd.[b]	2,322,530	676,809
Taiwan Cement Corp.	2,715,000	4,306,527
Taiwan Cooperative Financial Holding Co. Ltd.	4,502,142	2,392,853
Taiwan Fertilizer Co. Ltd.	390,000	774,886
Taiwan Glass Industry Corp.	774,780	708,124
Taiwan Mobile Co. Ltd.	1,161,000	3,744,665
Taiwan Semiconductor Manufacturing Co. Ltd.	19,262,670	75,588,661
Teco Electric and Machinery Co. Ltd.	1,550,000	1,683,555
TPK Holding Co. Ltd.	212,974	1,622,095
Transcend Information Inc.	137,000	451,858
TSRC Corp.	390,110	572,285
U-Ming Marine Transport Corp.	390,000	656,070
Uni-President Enterprises Co.	3,483,298	5,894,315
Unimicron Technology Corp.	1,007,000	855,340
United Microelectronics Corp.	9,659,000	4,174,116
Vanguard International Semiconductor Corp.	394,000	537,546
Walsin Lihwa Corp.[b]	2,715,000	890,076
Wan Hai Lines Ltd.	774,100	385,794
Wistron Corp.	1,548,313	1,292,055
WPG Holdings Co. Ltd.	1,166,240	1,432,794
Yang Ming Marine Transport Corp.[b]	1,183,300	483,931
Yuanta Financial Holding Co. Ltd.	6,193,858	3,086,879
Yulon Motor Co. Ltd.	774,000	1,202,086
Zhen Ding Technology Holding Ltd.	87,097	252,367

		352,704,754

THAILAND — 2.95%
Advanced Information Service PCL NVDR	813,100	6,080,661
Airports of Thailand PCL NVDR	348,300	2,098,841
Bangkok Bank PCL Foreign	348,300	2,034,261
Bangkok Bank PCL NVDR	478,525	2,787,453
Bangkok Dusit Medical Services PCL NVDR	2,323,000	1,062,435
Banpu PCL NVDR	928,900	861,156
BEC World PCL NVDR[a]	796,300	1,347,263
BTS Group Holdings PCL NVDR	4,847,000	1,250,694
Central Pattana PCL NVDR	1,043,000	1,458,460
Charoen Pokphand Foods PCL NVDR	2,119,700	1,768,600

107

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

April 30, 2014

Security	Shares	Value

CP All PCL NVDR	3,445,400	$4,471,780
Glow Energy PCL NVDR	414,100	994,941
Home Product Center PCL NVDR[a]	2,666,971	737,620
Indorama Ventures PCL NVDR	1,098,700	808,067
IRPC PCL NVDR	8,165,900	928,631
Kasikornbank PCL Foreign	889,100	5,398,892
Kasikornbank PCL NVDR	504,075	2,983,015
Krung Thai Bank PCL NVDR	2,745,375	1,535,578
Minor International PCL NVDR	1,235,000	938,844
PTT Exploration & Production PCL NVDR	1,090,484	5,374,913
PTT Global Chemical PCL NVDR	1,285,176	2,770,118
PTT PCL NVDR	657,900	6,363,495
Siam Cement PCL (The) Foreign	232,300	3,129,876
Siam Cement PCL (The) NVDR	77,900	1,044,765
Siam Commercial Bank PCL NVDR[a]	1,393,500	7,126,831
Thai Oil PCL NVDR	658,700	1,063,569
TMB Bank PCL NVDR	10,188,400	724,145
True Corp. PCL NVDR[a,b]	4,115,000	858,351

		68,003,255

TOTAL COMMON STOCKS (Cost: $2,127,502,519)		2,274,148,701

PREFERRED STOCKS — 1.01%

SOUTH KOREA — 1.01%
Hyundai Motor Co. Ltd.	18,576	2,337,056
Hyundai Motor Co. Ltd. Series 2	29,412	4,127,301
LG Chem Ltd.	5,427	785,189
Samsung Electronics Co. Ltd.	15,867	15,923,816

		23,173,362

TOTAL PREFERRED STOCKS (Cost: $12,767,008)		23,173,362

RIGHTS — 0.00%

CHINA — 0.00%
Fosun International Ltd.[a,b]	100,308	453

		453

SOUTH KOREA — 0.00%
GS Engineering & Construction Corp.[b]	8,767	73,815

		73,815

TOTAL RIGHTS (Cost: $0)		74,268

SHORT-TERM INVESTMENTS — 3.83%

MONEY MARKET FUNDS — 3.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	80,997,394	80,997,394

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,407,958	$4,407,958
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,870,074	2,870,074

		88,275,426

TOTAL SHORT-TERM INVESTMENTS (Cost: $88,275,426)		88,275,426

TOTAL INVESTMENTS IN SECURITIES — 103.53% (Cost: $2,228,544,953)		2,385,671,757
Other Assets, Less Liabilities — (3.53)%		(81,269,784)

NET ASSETS — 100.00%		$2,304,401,973

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

CHINA — 18.30%
Ajisen (China) Holdings Ltd.	6,000	$5,054
Anton Oilfield Services Group	12,000	7,940
Anxin-China Holdings Ltd.	32,000	5,036
APT Satellite Holdings Ltd.	3,000	3,761
Asian Citrus Holdings Ltd.	14,000	2,907
Baoye Group Co. Ltd. Class H	8,000	4,747
Beijing Capital Land Ltd. Class H	24,000	8,080
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	4,000	5,190
Bosideng International Holdings Ltd.	32,000	4,705
BYD Electronic International Co. Ltd.[a]	9,000	5,549
C C Land Holdings Ltd.	16,000	3,034
Changshouhua Food Co. Ltd.	4,000	4,060
Chaowei Power Holdings Ltd.	12,000	6,176
China Aerospace International Holdings Ltd.	48,000	4,767
China Aoyuan Property Group Ltd.	48,000	8,172
China Datang Corp. Renewable Power Co. Ltd. Class H	30,000	3,986
China Dongxiang (Group) Co. Ltd.	44,000	7,775
China Foods Ltd.[a]	8,000	2,703
China High Speed Transmission Equipment Group Co. Ltd.[a]	14,000	9,751
China Leason CBM & Shale Gas Group Co. Ltd.[a]	90,000	488
China Lilang Ltd.	10,000	6,449
China Lumena New Materials Corp.[b]	40,000	6,449
China Medical System Holdings Ltd.[b]	16,000	18,945
China Merchants Land Ltd.[a]	12,000	1,532
China Metal Recycling Holdings Ltd.[a,b,c]	4,200	—
China Modern Dairy Holdings Ltd.[a,b]	24,000	10,277
China New Town Development Co. Ltd.[a]	40,000	2,992
China Oil and Gas Group Ltd.	40,000	6,604
China Power International Development Ltd.	26,000	9,357
China Power New Energy Development Co. Ltd.[a]	80,000	4,231
China Precious Metal Resources Holdings Co. Ltd.[a]	40,000	4,024
China Properties Group Ltd.[a]	22,000	4,938
China Rare Earth Holdings Ltd.[a]	28,000	3,575
China Resources and Transportation Group Ltd.[a]	200,000	8,771
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	49,000	8,469
China Ruifeng Renewable Energy Holdings Ltd.[a]	16,000	3,323
China Sanjiang Fine Chemicals Co. Ltd.	14,000	6,122
China SCE Property Holdings Ltd.	36,000	7,801
China Shanshui Cement Group Ltd.	16,000	6,171
China Shineway Pharmaceutical Group Ltd.[b]	6,000	10,510
China Singyes Solar Technologies Holdings Ltd.	6,000	8,776
China South City Holdings Ltd.	32,000	13,373
China Starch Holdings Ltd.	100,000	2,567
China Suntien Green Energy Corp. Ltd. Class H	20,000	6,759
China Traditional Chinese Medicine Co. Ltd.[a]	8,000	3,374
China Travel International Investment Hong Kong Ltd.	36,000	7,244
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	22,000	2,696
China Water Affairs Group Ltd.	20,000	6,733
China Yongda Automobiles Services Holdings Ltd.	6,000	5,417
China Yurun Food Group Ltd.[a,b]	16,000	7,698
China ZhengTong Auto Services Holdings Ltd.[a]	13,000	7,076
CIMC Enric Holdings Ltd.	8,000	11,578
CITIC Resources Holdings Ltd.[a]	52,000	7,512
Comba Telecom Systems Holdings Ltd.[a,b]	15,000	3,831
Coolpad Group Ltd.	24,000	10,370
Cosco International Holdings Ltd.	16,000	6,666

Security	Shares	Value

Dah Chong Hong Holdings Ltd.	6,000	$3,815
Daphne International Holdings Ltd.	8,000	3,209
Digital China Holdings Ltd.	10,000	9,248
Dongyue Group Ltd.	20,000	7,997
EverChina International Holdings Co. Ltd.[a]	100,000	4,450
Fantasia Holdings Group Co. Ltd.	36,000	4,783
First Tractor Co. Ltd. Class H	8,000	4,685
Freetech Road Recycling Technology Holdings Ltd.[a]	8,000	2,033
Fufeng Group Ltd.	13,600	5,175
Glorious Property Holdings Ltd.[a]	32,000	4,582
Golden Meditech Holdings Ltd.	52,000	4,494
Goldlion Holdings Ltd.[b]	14,000	6,411
Greenland Hong Kong Holdings Ltd.	6,000	2,732
Guangdong Land Holdings Ltd.	16,000	3,158
Guangzhou Shipyard International Co. Ltd. Class Hb	4,000	7,089
Harbin Electric Co. Ltd. Class H	8,000	4,674
HC International Inc.[a]	4,000	9,235
Henderson Investment Ltd.	102,000	7,894
Hengdeli Holdings Ltd.	26,400	5,074
Hidili Industry International Development Ltd.[a,b]	30,000	3,521
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	6,000	7,112
HKC (Holdings) Ltd.[a]	158,000	4,280
Honghua Group Ltd.[b]	18,000	4,249
Hopewell Highway Infrastructure Ltd.	11,000	5,363
Hopson Development Holdings Ltd.[a]	8,000	7,822
Hosa International Ltd.	12,000	3,730
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	42,240	8,826
Huabao International Holdings Ltd.	24,000	11,361
Hunan Nonferrous Metal Corp. Ltd. Class Ha	36,000	10,448
Ju Teng International Holdings Ltd.	8,000	5,913
Kai Yuan Holdings Ltd.[a]	360,000	6,687
Kaisa Group Holdings Ltd.	20,000	6,346
Kingboard Laminates Holdings Ltd.	16,000	6,191
Kingdee International Software Group Co. Ltd.[a]	28,000	8,343
Kingsoft Corp. Ltd.[b]	8,000	24,610
KWG Property Holdings Ltd.	15,000	8,300
Landing International Development Ltd.[a]	50,000	3,676
Li Ning Co. Ltd.[a,b]	13,000	9,055
Lianhua Supermarket Holdings Co. Ltd. Class H	8,000	4,437
Lijun International Pharmaceutical (Holding) Co. Ltd.	24,000	9,813
Lonking Holdings Ltd.[a]	22,000	4,058
Maoye International Holdings Ltd.	14,000	2,004
Minth Group Ltd.	8,000	12,568
NetDragon Websoft Inc.[b]	3,000	5,116
New City Development Group Ltd.[a]	40,000	3,147
New Environmental Energy Holdings Ltd.[a]	32,000	2,931
New World Department Store China Ltd.	12,000	5,619
North Mining Shares Co. Ltd.[a]	200,000	9,287
NVC Lighting Holdings Ltd.	22,000	5,477
Pacific Online Ltd.[b]	14,000	7,584
Parkson Retail Group Ltd.	9,000	2,635
Phoenix Satellite Television Holdings Ltd.	20,000	7,146
Ports Design Ltd.	8,000	3,797
Qingling Motors Co. Ltd. Class H	28,000	8,596
Real Nutriceutical Group Ltd.	16,000	3,405
Renhe Commercial Holdings Co. Ltd.[a]	148,000	8,495
REXLot Holdings Ltd.[b]	100,000	10,577
Road King Infrastructure Ltd.	10,000	9,197
Sany Heavy Equipment International Holdings Co. Ltd.	18,000	4,179
Semiconductor Manufacturing International Corp.[a]	254,000	20,640
Shanghai Industrial Urban Development Group Ltd.[a]	12,000	2,291
Shanghai Youngsun Investment Co. Ltd. Class Ba	4,800	5,054
Shenguan Holdings Group Ltd.	12,000	5,139

109

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Shenzhen Expressway Co. Ltd. Class H	20,000	$9,132
Shenzhen International Holdings Limited	11,500	13,943
Shenzhen Investment Ltd.	36,000	11,748
Shunfeng Photovoltaic International Ltd.[a]	12,000	15,463
Sino Oil And Gas Holdings Ltd.[a]	140,000	3,882
Sinofert Holdings Ltd.	32,000	3,962
Sinolink Worldwide Holdings Ltd.[a]	68,000	5,350
Sinopec Kantons Holdings Ltd.	12,000	11,191
Sinotrans Ltd. Class H	26,000	14,353
Sinotrans Shipping Ltd.	30,000	8,668
Sinotruk (Hong Kong) Ltd.	7,000	3,711
Skyworth Digital Holdings Ltd.	20,000	9,571
Springland International Holdings	8,000	3,147
SRE Group Ltd.[a]	136,000	3,894
Sunac China Holdings Ltd.	18,000	9,148
Sunny Optical Technology Group Co Ltd.	8,000	9,349
TCC International Holdings Ltd.	16,000	7,842
TCL Communication Technology Holdings Ltd.	6,000	6,400
Tech Pro Technology Development Ltd.[a]	20,000	9,932
Texhong Textile Group Ltd.	4,000	2,951
Tianjin Port Development Holdings Ltd.[b]	28,000	4,370
Tianneng Power International Ltd.	12,000	4,164
Tibet 5100 Water Resources Holdings Ltd.[b]	24,000	9,504
Tong Ren Tang Technologies Co. Ltd. Class H	4,000	11,531
Towngas China Co. Ltd.	12,000	13,683
Travelsky Technology Ltd. Class H	12,000	9,148
Trony Solar Holdings Co. Ltd.[a,c]	94,000	4,583
Vinda International Holdings Ltd.[b]	2,000	2,925
VODone Ltd.[a]	52,000	4,561
Wasion Group Holdings Ltd.	8,000	5,727
West China Cement Ltd.	40,000	4,334
Wisdom Holdings Group[a]	10,000	5,005
Wison Engineering Services Co. Ltd.[c]	16,000	3,473
Xiamen International Port Co. Ltd. Class H	64,000	9,493
Xinchen China Power Holdings Ltd.[a]	6,000	3,250
Xingda International Holdings Ltd.	12,000	5,278
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	8,866
XTEP International Holdings Ltd.	15,000	6,017
Yanchang Petroleum International Ltd.[a]	65,000	3,228
Yashili International Holdings Ltd.	10,000	4,837
Yuexiu Real Estate Investment Trust	18,000	8,497
Yuexiu Transport Infrastructure Ltd.	8,000	4,097

		1,056,062
HONG KONG — 11.07%
Brightoil Petroleum (Holdings) Ltd.[a]	34,000	10,481
Cafe de Coral Holdings Ltd.	4,000	12,563
Champion REIT	32,000	15,065
ChinaVision Media Group Ltd.[a,b]	60,000	11,531
Chow Sang Sang Holdings International Ltd.	4,000	9,813
CIFI Holdings Group Co. Ltd.	16,000	3,034
CITIC 21CN Co. Ltd.[a]	16,000	8,895
CSI Properties Ltd.	146,000	5,085
CST Mining Group Ltd.[a]	464,000	3,052
Dah Sing Banking Group Ltd.	5,600	8,393
Dah Sing Financial Holdings Ltd.	1,600	7,130
Emperor Watch & Jewellery Ltd.	40,000	2,992
Esprit Holdings Ltd.	21,200	35,220
EVA Precision Industrial Holdings Ltd.	20,000	3,354
FIH Mobile Ltd.[a]	26,000	14,018
G-Resources Group Ltd.[a]	302,400	8,308
Giordano International Ltd.	16,000	10,752

Security	Shares	Value

Great Eagle Holdings Ltd.	2,000	$7,159
Hilong Holding Ltd.	8,000	4,169
HKR International Ltd.	16,000	6,563
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	6,552
Johnson Electric Holdings Ltd.	19,000	18,160
K. Wah International Holdings Ltd.	16,000	10,628
Kerry Logistics Network Ltd.[a]	6,000	8,823
Kowloon Development Co. Ltd.	4,000	4,881
Luk Fook Holdings International Ltd.	4,000	11,351
Macau Legend Development Ltd.[a]	14,000	10,672
Man Wah Holdings Ltd.	3,200	5,242
Melco International Development Ltd.	10,000	30,634
Midland Holdings Ltd.	12,000	5,030
Newocean Energy Holdings Ltd.	12,000	7,909
Orient Overseas International Ltd.	3,000	14,317
Pacific Basin Shipping Ltd.	20,000	11,634
Pacific Textile Holdings Ltd.	8,000	10,154
Pico Far East Holdings Ltd.	16,000	4,272
Playmates Toys Ltd.[a]	8,000	3,364
Prosperity REIT	26,000	7,680
Regal Hotels International Holdings Ltd.	4,000	2,317
Regal REIT	24,000	6,687
Sa Sa International Holdings Ltd.	12,000	10,061
Shun Tak Holdings Ltd.	20,000	9,829
Silver Base Group Holdings Ltd.[a,b]	12,525	1,632
Singamas Container Holdings Ltd.	28,000	6,067
Sinopoly Battery Ltd.[a]	80,000	4,953
SITC International Holdings Co. Ltd.	12,000	5,294
SmarTone Telecommunications Holding Ltd.[b]	4,000	4,122
SOCAM Development Ltd.	4,000	4,850
SPT Energy Group Inc.	8,000	4,344
Stella International Holdings Ltd.	5,000	12,331
Sunlight REIT[b]	18,000	7,081
Techtronic Industries Co. Ltd.	15,000	47,789
Television Broadcasts Ltd.	3,808	23,748
Texwinca Holdings Ltd.	8,000	8,596
Trinity Ltd.	12,000	3,080
Truly International Holdings Ltd.	20,000	13,466
Tsui Wah Holdings Ltd.[b]	4,000	2,033
Value Partners Group Ltd.	12,000	7,708
VTech Holdings Ltd.	2,000	27,603
Wing Hang Bank Ltd.	2,000	32,195
Xinyi Glass Holdings Co. Ltd.	24,000	18,883
Xinyi Solar Holdings Ltd.[a]	36,000	9,658
Yip’s Chemical Holdings Ltd.	8,000	5,665

		638,872
INDIA — 6.09%
Amtek Auto Ltd.	2,038	5,871
Arvind Ltd.	2,920	8,881
Ashok Leyland Ltd.	18,280	6,743
Aurobindo Pharma Ltd.	1,528	14,519
Bajaj Finance Ltd.	350	10,851
Bata India Ltd.	378	6,694
Berger Paints India Ltd.	846	3,411
Bharat Forge Ltd.	1,152	7,789
Biocon Ltd.	1,272	9,932
Britannia Industries Ltd.	672	9,627
Century Textiles & Industries Ltd.	1,068	5,932
CESC Ltd.	1,144	8,628
Chambal Fertilizers & Chemicals Ltd.	5,078	3,410
eClerx Services Ltd.	156	3,138

110

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Eicher Motors Ltd.	64	$6,580
Gateway Distriparks Ltd.	2,662	7,825
GMR Infrastructure Ltd.	9,512	3,919
Godrej Industries Ltd.	1,550	7,765
Gujarat Gas Co. Ltd.	1,134	7,152
Hathway Cable & Datacom Ltd.[a]	712	2,889
Havells India Ltd.	936	14,454
Hexaware Technologies Ltd.	1,752	4,405
Housing Development & Infrastructure Ltd.[a]	4,994	5,672
IFCI Ltd.	13,038	5,512
Indiabulls Housing Finance Ltd.	2,614	12,961
Indiabulls Real Estate Ltd.	4,430	4,569
Indian Hotels Co. Ltd.	6,606	7,880
Indraprastha Gas Ltd.	1,398	6,646
Jammu & Kashmir Bank Ltd. (The)	494	13,719
Jindal Saw Ltd.	2,842	2,634
Just Dial Ltd.[a]	246	4,808
Kailash Auto Finance Ltd.[a]	4,800	3,339
Karnataka Bank Ltd.	2,492	5,053
Lanco Infratech Ltd.[a]	20,352	2,497
Maharashtra Seamless Ltd.	2,104	7,530
Manappuram Finance Ltd.	9,732	3,590
MAX India Ltd.	2,424	8,588
McLeod Russel India Ltd.	1,074	4,797
MindTree Ltd.	472	11,104
Rajesh Exports Ltd.	2,792	5,312
Raymond Ltd.	978	5,019
Redington India Ltd.	4,453	6,508
Shree Renuka Sugars Ltd.	10,962	3,971
Tata Global Beverages Ltd.	5,458	13,524
Thermax Ltd.	710	8,643
Torrent Pharmaceuticals Ltd.	952	9,123
TV18 Broadcast Ltd.[a]	9,536	4,000
Unitech Ltd.[a]	13,642	3,585
UPL Ltd.	2,848	12,659
Voltas Ltd.	3,030	7,854

		351,512
INDONESIA — 3.97%
PT ACE Hardware Indonesia Tbk	88,000	5,671
PT AKR Corporindo Tbk	20,000	8,251
PT Alam Sutera Realty Tbk	132,000	6,051
PT Aneka Tambang (Persero) Tbk	43,000	4,370
PT Arwana Citramulia Tbk	80,000	6,816
PT Bank Bukopin Tbk	90,000	4,982
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	59,000	4,924
PT Bank Tabungan Negara (Persero) Tbk	51,263	5,121
PT Benakat Integra Tbk[a]	331,000	3,979
PT Borneo Lumbung Energi & Metal Tbk[a]	83,000	811
PT Bumi Resources Minerals Tbk[a]	161,000	3,036
PT Bumi Resources Tbk[a]	144,000	2,541
PT BW Plantation Tbk	40,000	4,861
PT Ciputra Development Tbk	140,000	12,291
PT Ciputra Property Tbk	47,000	2,947
PT Energi Mega Persada Tbk[a]	622,000	5,057
PT Erajaya Swasembada Tbk[a]	21,000	2,180
PT Gajah Tunggal Tbk	24,000	3,975
PT Garuda Indonesia (Persero) Tbk[a]	103,973	4,146
PT Indika Energy Tbk	38,000	2,038
PT Japfa Comfeed Indonesia Tbk	65,000	7,112
PT Kawasan Industri Jababeka Tbk	315,778	6,965
PT Lippo Cikarang Tbk[a]	6,000	3,957

Security	Shares	Value

PT Medco Energi Internasional Tbk	35,000	$8,325
PT Mitra Adiperkasa Tbk	10,000	5,514
PT MNC Investama Tbk	322,000	8,550
PT MNC Sky Vision Tbk	21,000	4,050
PT Modernland Realty Tbk[a]	130,912	4,971
PT Nippon Indosari Corpindo Tbk	35,000	3,300
PT Pakuwon Jati Tbk	256,000	7,794
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	38,000	8,053
PT Ramayana Lestari Sentosa Tbk	56,000	6,200
PT Salim Ivomas Pratama Tbk	44,000	3,806
PT Sentul City Tbk[a]	300,000	4,463
PT Sigmagold Inti Perkasa Tbk[a]	94,000	3,675
PT Sugih Energy Tbk[a]	144,000	5,630
PT Summarecon Agung Tbk	118,000	11,329
PT Surya Semesta Internusa Tbk	49,292	3,539
PT Timah (Persero) Tbk	66,590	8,639
PT Trada Maritime Tbk[a]	72,000	11,459
PT Wijaya Karya (Persero) Tbk	39,000	7,640

		229,019
MALAYSIA — 5.32%
AEON Credit Service (M) Bhd	1,660	7,371
BIMB Holdings Bhd	3,600	4,685
Bursa Malaysia Bhd	2,000	4,649
CapitaMalls Malaysia Trust Bhd	11,600	5,364
Carlsberg Brewery Malaysia Bhd	1,600	6,154
DRB-Hicom Bhd	9,200	7,043
Eastern & Oriental Bhd	6,800	4,935
Hai-O Enterprise Bhd	9,200	7,043
HAP Seng Consolidated Bhd	11,600	11,261
Hartalega Holdings Bhd	4,200	8,154
IGB Corp. Bhd	8,800	7,465
IGB Real Estate Investment Trust	18,000	6,394
IJM Land Bhd	8,000	7,399
Kian Joo Can Factory Bhd	7,200	7,519
KNM Group Bhd[a]	28,200	7,168
Kossan Rubber Industries Bhd	8,200	10,295
KPJ Healthcare Bhd	9,000	8,930
Magnum Bhd	9,800	9,063
Mah Sing Group Bhd	7,200	4,983
Malaysia Building Society Bhd	12,300	8,513
Malaysian Airline System Bhd[a]	64,600	4,550
Malaysian Resources Corp. Bhd	25,200	12,116
Media Prima Bhd	10,200	7,778
Naim Holdings Bhd	5,800	7,087
OSK Holdings Bhd	13,000	6,608
Pavilion Real Estate Investment Trust Bhd	15,400	6,414
Perisai Petroleum Teknologi Bhd[a]	7,200	3,462
POS Malaysia Bhd	6,000	8,268
QL Resources Bhd	8,700	8,339
Sarawak Oil Palms Bhd	2,800	5,582
Scomi Group Bhd[a]	32,200	4,191
Sunway Bhd	11,733	11,138
Sunway Real Estate Investment Trust Bhd	20,000	8,329
Supermax Corp. Bhd	9,400	7,053
TA Enterprise Bhd	35,800	8,880
TAN Chong Motor Holdings Bhd	4,200	7,331
TIME dotCom Bhd[a]	6,000	7,331
Top Glove Corp. Bhd	4,200	6,174
TSH Resources Bhd	7,800	8,002
Uchi Technologies Bhd	16,600	7,371
Wah Seong Corp. Bhd	10,563	6,372
WCT Holdings Bhd	14,875	10,249

		307,013

111

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

PHILIPPINES — 1.32%
Belle Corp.[a]	56,000	$7,499
Cebu Air Inc.	4,300	5,064
Cosco Capital Inc.[a]	22,200	5,259
Filinvest Land Inc.	198,000	7,062
First Gen Corp.	13,600	5,796
First Philippine Holdings Corp.	1,440	2,294
Lopez Holdings Corp.	50,000	5,103
Manila Water Co. Inc.	9,400	5,619
Melco Crown Philippines Resorts Corp.[a]	16,600	5,079
Nickel Asia Corp.	13,650	7,502
Philex Petroleum Corp.[a]	8,000	1,642
Philippine National Bank[a]	4,199	8,204
PhilWeb Corp.	15,000	1,719
Vista Land & Lifescapes Inc.	60,000	8,116

		75,958
SINGAPORE — 9.08%
AIMS AMP Capital Industrial REIT	9,400	10,595
ARA Asset Management Ltd.	6,600	9,595
Ascendas India Trust	10,000	6,094
Ascott Residence Trust	7,200	6,883
Asian Pay Television Trust	16,000	9,623
Biosensors International Group Ltd.	8,000	6,054
Blumont Group Ltd.[a,b]	18,000	401
Boustead Singapore Ltd.	8,000	12,076
Cache Logistics Trust	10,000	9,161
Cambridge Industrial Trust	20,000	11,790
CapitaRetail China Trust	6,360	7,498
CDL Hospitality Trusts	8,000	11,439
COSCO Corp. (Singapore) Ltd.[b]	8,000	4,588
CSE Global Ltd.	10,000	4,740
Ezion Holdings Ltd.	12,000	21,699
Ezra Holdings Ltd.	8,000	6,691
First REIT	10,000	9,240
First Resources Ltd.	8,000	16,378
Frasers Centrepoint Trust	6,000	8,579
Frasers Commercial Trust	10,000	10,117
GMG Global Ltd.	62,000	4,445
Hyflux Ltd.	6,000	5,735
Indofood Agri Resources Ltd.	6,000	5,090
Keppel Infrastructure Trust	4,000	3,346
Keppel REIT Management Ltd.	16,000	15,422
KrisEnergy Ltd.[a]	6,000	3,441
Lippo Malls Indonesia Retail Trust	22,000	7,098
M1 Ltd.	4,000	10,706
Mapletree Commercial Trust	12,000	12,092
Mapletree Greater China Commercial Trust	18,000	12,116
Mapletree Industrial Trust	12,000	13,765
Mapletree Logistics Trust	16,000	14,020
Midas Holdings Ltd.	22,000	8,237
Neptune Orient Lines Ltd.[a]	10,000	8,085
OSIM International Ltd.[b]	2,000	4,620
OUE Hospitality Trust	666	462
OUE Ltd.	4,000	7,233
Parkway Life REIT	4,000	7,998
Perennial China Retail Trust	16,000	7,074
Raffles Education Corp. Ltd.[a]	26,200	6,157

Security	Shares	Value

Raffles Medical Group Ltd.	4,000	$11,566
Sabana Shari’ah Compliant Industrial REIT	10,000	8,165
SATS Ltd.	8,000	20,202
Singapore Post Ltd.	16,000	18,035
SMRT Corp. Ltd.	8,000	7,775
Stamford Land Corp. Ltd.	14,000	6,636
Starhill Global REIT	16,000	10,324
Suntec REIT	24,000	32,788
Super Group Ltd.	4,000	11,152
Tat Hong Holdings Ltd.[b]	4,000	2,581
Tiger Airways Holdings Ltd.[a]	14,400	5,047
United Engineers Ltd.	4,000	6,883
Vard Holdings Ltd.[a]	6,000	4,612
Venture Corp. Ltd.	2,000	12,220
Wheelock Properties (Singapore) Ltd.	2,000	2,995
Wing Tai Holdings Ltd.	6,000	9,559
Yanlord Land Group Ltd.	8,000	7,360
Yoma Strategic Holdings Ltd.	10,000	5,656

		523,939
SOUTH KOREA — 18.46%
3S Korea Co. Ltd.[a]	524	2,835
Able C&C Co. Ltd.	123	3,523
Ahnlab Inc.	102	5,242
Asiana Airlines Inc.[a]	1,280	6,101
Binggrae Co. Ltd.	80	7,278
Capro Corp.[a]	480	2,155
Chabio & Diostech Co. Ltd.[a]	772	12,103
Chong Kun Dang Pharmaceutical Corp.	129	9,163
Chongkundang Holdings Corp.	50	2,405
CJ CGV Co. Ltd.	260	12,090
CJ E&M Corp.[a]	246	11,999
CJ O Shopping Co. Ltd.	40	14,122
CNK International Co. Ltd.[a]	1,074	2,453
Com2uS Corp.[a]	100	3,648
Cosmax BTI Inc.	60	2,448
Cosmax Inc.[a]	119	8,004
CTCBIO Inc.[a]	236	4,111
Daeduck Electronics Co.	660	4,861
Daesang Corp.	280	11,056
Daewoong Pharmaceutical Co. Ltd.	78	5,284
Daishin Securities Co. Ltd.	840	7,585
Daou Technology Inc.	520	7,247
Daum Communications Corp.	150	10,873
Dong-A Socio Holdings Co. Ltd.	62	7,800
Dong-A ST Co. Ltd.	66	6,771
Dongsuh Companies Inc.	729	11,147
Dongwon Industries Co. Ltd.	16	5,025
Dongyang Mechatronics Corp.	540	5,195
Doosan Engine Co. Ltd.[a]	680	5,706
Duksan Hi-Metal Co. Ltd.[a]	194	3,595
EO Technics Co. Ltd.	204	13,622
Eugene Technology Co. Ltd.	148	3,194
Fila Korea Ltd.	128	11,136
Foosung Co. Ltd.[a]	1,100	3,593
Gamevil Inc.[a]	70	4,735
GemVax & Kael Co. Ltd.[a]	280	5,203
Grand Korea Leisure Co. Ltd.	400	16,665
Green Cross Corp.	72	8,884
Green Cross Holdings Corp.	520	7,146
GS Home Shopping Inc.	32	7,225
Hana Tour Service Inc.	160	10,251

112

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Hanall Biopharma Co. Ltd.[a]	600	$2,479
Hancom Inc.	370	8,791
Handsome Co. Ltd.	260	6,567
Hanil E-Hwa Co. Ltd.	360	7,351
Hanjin Heavy Industries & Construction Co. Ltd.[a]	680	7,996
Hanjin Shipping Co. Ltd.[a]	1,140	6,675
Hankook Tire Worldwide Co. Ltd.	180	3,641
Hanmi Pharm Co. Ltd.[a]	100	11,275
Hansol Paper Co.	780	8,568
Hanssem Co. Ltd.	126	10,292
Hotel Shilla Co. Ltd.	424	35,658
Huchems Fine Chemical Corp.	340	7,173
Hyundai Corp.	220	6,696
Hyundai Greenfood Co. Ltd.	580	9,739
Hyundai Home Shopping Network Corp.	60	9,000
ICD Co. Ltd.[a]	440	4,876
Ilyang Pharmaceutical Co. Ltd.	280	6,815
iMarketKorea Inc.	280	8,441
Interflex Co. Ltd.[a]	117	2,434
ISU Chemical Co. Ltd.	320	4,320
IsuPetasys Co. Ltd.	760	4,200
JB Financial Group Co. Ltd.	1,364	10,046
JoyCity Corp.[a]	186	4,617
Jusung Engineering Co. Ltd.[a]	1,212	6,275
KEPCO Plant Service & Engineering Co. Ltd.	160	10,405
KIWOOM Securities Co. Ltd.	172	8,439
Koh Young Technology Inc.	330	7,856
Kolao Holdings	360	8,936
Kolon Industries Inc.	208	13,809
Komipharm International Co. Ltd.[a]	726	6,190
Korea Kolmar Co. Ltd.	220	7,228
Korea Petrochemical Industrial Co. Ltd.	89	5,357
Korean Reinsurance Co.	999	9,861
KT Skylife Co. Ltd.	280	6,558
Kumho Tire Co. Inc.[a]	740	9,310
Kyobo Securities Co. Ltd.[a]	1,180	7,880
LF Corp.	260	6,743
LG Hausys Ltd.	106	18,670
LG International Corp.	380	11,235
LG Life Sciences Ltd.[a]	180	6,228
LIG Insurance Co. Ltd.	500	14,638
Lock & Lock Co. Ltd.	280	4,241
Lotte Chilsung Beverage Co. Ltd.	8	12,101
Lotte Food Co. Ltd.	8	5,992
Lumens Co. Ltd.[a]	640	8,578
Mando Corp.	152	18,241
Medipost Co. Ltd.[a]	100	6,678
Medy-Tox Inc.	62	9,156
MegaStudy Co. Ltd.	52	3,513
Melfas Inc.[a]	172	1,558
Meritz Fire & Marine Insurance Co. Ltd.	620	7,710
Namhae Chemical Corp.	740	6,947
Namyang Dairy Products Co. Ltd.	10	8,865
Neowiz Games Corp.[a]	264	4,177
NEPES Corp.[a]	402	3,657
Nexen Tire Corp.	460	6,299
NongShim Co. Ltd.	42	12,499
OCI Materials Co. Ltd.	148	5,070
Osstem Implant Co. Ltd.[a]	270	6,702
Ottogi Corp.	22	8,719
Paradise Co. Ltd.	496	18,433
Partron Co. Ltd.	599	8,116
Pharmicell Co. Ltd.[a]	960	3,670

Security	Shares	Value

Poongsan Corp.	260	$6,391
POSCO Chemtech Co. Ltd.	46	6,642
POSCO ICT Co. Ltd.	1,074	8,887
S&T Dynamics Co. Ltd.	560	6,476
S.M. Entertainment Co.[a]	200	9,436
Samchully Co. Ltd.	34	5,100
Samsung Fine Chemicals Co. Ltd.	234	9,330
Sapphire Technology Co. Ltd.[a]	84	3,366
SeAH Besteel Corp.	200	5,390
Seegene Inc.[a]	130	7,108
Seoul Semiconductor Co. Ltd.	412	16,527
SFA Engineering Corp.	142	6,115
Silicon Works Co. Ltd.	232	5,164
SK Broadband Co. Ltd.[a]	2,154	8,922
SK Chemicals Co. Ltd.	176	10,237
SK Securities Co. Ltd.[a]	5,420	3,876
SKC Co. Ltd.	260	8,593
SL Corp.	160	2,756
Soulbrain Co. Ltd.	190	7,567
STS Semiconductor & Telecommunications Co. Ltd.[a]	492	1,121
Sung Kwang Bend Co. Ltd.	284	6,638
Sungwoo Hitech Co. Ltd.	504	8,121
Suprema Inc.[a]	392	9,693
Taewoong Co. Ltd.[a]	178	4,289
Taihan Electric Wire Co. Ltd.[a,b]	1,540	3,137
Tera Resource Co. Ltd.[a]	6,536	76
TK Corp.[a]	253	4,983
TONGYANG Life Insurance Co.	680	6,614
TONGYANG Securities Inc.	1,760	3,909
Toray Chemical Korea Inc.[a]	472	6,623
ViroMed Co. Ltd.[a]	166	8,402
WeMade Entertainment Co. Ltd.[a]	120	5,214
Wonik IPS Co. Ltd.[a]	816	8,134
Woongjin Thinkbig Co. Ltd.[a]	740	5,765
YG Entertainment Inc.	121	7,237
Youngone Corp.	280	11,408
Youngone Holdings Co. Ltd.	112	7,978

		1,064,894
TAIWAN — 21.61%
A-DATA Technology Co. Ltd.	4,000	9,511
Ability Enterprise Co. Ltd.	8,000	5,047
AcBel Polytech Inc.	10,000	13,097
Airtac International Group	2,000	21,491
ALI Corp.	6,000	6,229
Alpha Networks Inc.	10,000	7,914
Altek Corp.	8,000	8,067
Ambassador Hotel Ltd. (The)	6,000	5,533
AmTRAN Technology Co. Ltd.	10,000	6,921
Apex Biotechnology Corp.	2,100	4,534
Ardentec Corp.	10,100	8,562
Asia Polymer Corp.	4,600	3,564
BES Engineering Corp.	26,000	6,819
Career Technology (MFG.) Co. Ltd.	6,000	8,454
CHC Resources Corp.	4,000	9,312
Cheng Loong Corp.	18,000	7,808
Chin-Poon Industrial Co. Ltd.	6,000	11,246
China Bills Finance Corp.	18,000	6,974
China Man-Made Fibers Corp.[a]	18,000	6,080
China Metal Products Co. Ltd.	4,160	4,794
China Steel Chemical Corp.	2,000	11,524
China Synthetic Rubber Corp.	8,000	7,656

113

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Chipbond Technology Corp.	6,000	$10,252
Chong Hong Construction Co.	2,000	5,517
Chroma ATE Inc.	4,000	10,292
Chung Hsin Electric & Machinery Manufacturing Corp.	16,000	10,756
Chung Hung Steel Corp.[a]	26,000	6,707
CMC Magnetics Corp.[a]	38,000	5,851
Compeq Manufacturing Co. Ltd.	16,000	10,464
Coretronic Corp.	8,000	9,537
CSBC Corp. Taiwan	10,000	6,077
CyberTAN Technology Inc.	6,000	5,841
D-Link Corp.	10,000	6,540
Depo Auto Parts Industrial Co. Ltd.	2,000	8,047
Dynapack International Technology Corp.	2,000	5,206
E Ink Holdings Inc.[a]	8,000	5,312
E-LIFE MALL Corp.	4,000	8,451
Elan Microelectronics Corp.	4,000	7,391
Evergreen International Storage & Transport Corp.	12,000	7,351
Everlight Electronics Co. Ltd.	4,000	9,352
Far Eastern International Bank Ltd.	19,391	6,807
Faraday Technology Corp.	6,000	8,156
Feng Tay Enterprise Co. Ltd.	4,160	11,503
Firich Enterprises Co. Ltd.	2,000	9,934
FLEXium Interconnect Inc.	2,355	6,395
Forhouse Corp.	12,000	4,868
Formosa Epitaxy Inc.[a]	10,000	5,729
Formosan Rubber Group Inc.	10,000	9,355
G Tech Optoelectronics Corp.	2,000	2,282
Gemtek Technology Corp.	6,000	5,414
Genesis Photonics Inc.[a]	8,872	5,993
Gigabyte Technology Co. Ltd.	8,000	12,478
Gigastorage Corp.[a]	8,000	9,669
Gintech Energy Corp.[a]	8,000	8,212
Global Unichip Corp.	2,000	5,563
Gloria Material Technology Corp.	8,400	6,801
Goldsun Development & Construction Co. Ltd.	20,000	7,053
Grand Pacific Petrochemical Corp.	14,000	8,901
Great Taipei Gas Co. Ltd.	10,000	7,832
Great Wall Enterprise Co. Ltd.	8,000	8,279
HannStar Display Corp.[a]	28,500	9,862
HannsTouch Solution Inc.[a]	16,000	4,371
Hey Song Corp.	4,500	4,724
Ho Tung Chemical Corp.	13,356	5,949
Holy Stone Enterprise Co. Ltd.	5,600	7,557
Huaku Development Co. Ltd.	2,000	4,894
Ichia Technologies Inc.	12,000	14,743
IEI Integration Corp.	4,830	6,926
Infortrend Technology Inc.	10,000	6,259
Integrated Memory Logic Ltd.	2,000	5,477
ITEQ Corp.	6,000	6,914
Jih Sun Financial Holdings Co. Ltd.	25,254	6,816
Kenda Rubber Industrial Co. Ltd.	6,240	14,465
Kerry TJ Logistics Co. Ltd.	4,000	4,808
King Yuan Electronics Co. Ltd.	14,000	10,663
King’s Town Bank	10,000	9,272
Kingdom Construction Co.	6,000	6,189
Kinpo Electronics Inc.	20,000	7,451
Lien Hwa Industrial Corp.	10,000	6,325
Macronix International Co. Ltd.[a]	38,000	8,947
Makalot Industrial Co. Ltd.	2,000	10,497
Masterlink Securities Corp.	22,000	7,176
Medigen Biotechnology Corp.[a]	346	4,159
Mercuries & Associates Ltd.	8,640	5,722
Merry Electronics Co. Ltd.	2,000	10,829

Security	Shares	Value

Micro-Star International Co. Ltd.	14,000	$15,299
Microbio Co. Ltd.[a]	7,378	7,525
MIN AIK Technology Co. Ltd.	2,000	10,795
Mitac Holdings Corp.[a]	10,000	8,080
Motech Industries Inc.[a]	4,000	6,755
National Petroleum Co. Ltd.	6,000	5,365
Neo Solar Power Corp.[a]	9,975	11,809
Nien Hsing Textile Co. Ltd.	5,235	5,157
Pan-International Industrial Corp.	8,080	5,940
Pixart Imaging Inc.	2,000	3,908
President Securities Corp.	12,000	6,577
Prince Housing & Development Corp.	13,659	6,310
Qisda Corp.[a]	30,000	9,716
Radium Life Tech Co. Ltd.	6,119	4,792
Rechi Precision Co. Ltd.	8,240	8,854
Ritek Corp.[a]	46,000	7,190
Sanyang Industry Co. Ltd.	8,000	7,325
Senao International Co. Ltd.	2,000	5,265
Sheng Yu Steel Co. Ltd.	6,000	4,490
Shih Wei Navigation Co. Ltd.	8,323	5,595
Shihlin Electric & Engineering Corp.	6,000	7,252
Shin Zu Shing Co. Ltd.	2,000	5,418
Shinkong Synthetic Fibers Corp.	20,000	6,431
Silicon Integrated Systems Corp.[a]	18,000	5,108
Silitech Technology Corp.	4,080	5,519
Sincere Navigation Corp.	8,000	6,967
Sino-American Silicon Products Inc.[a]	6,000	10,034
Solar Applied Materials Technology Corp.	6,000	5,325
Ta Chen Stainless Pipe Co. Ltd.	15,400	8,567
Ta Chong Bank Ltd.[a]	21,300	7,089
Taichung Commercial Bank Co. Ltd.	24,356	8,106
Tainan Spinning Co. Ltd.	14,210	9,552
Taiwan Cogeneration Corp.	10,000	6,640
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	8,239
Taiwan Land Development Corp.[a]	20,492	7,532
Taiwan Paiho Ltd.	6,000	7,868
Taiwan Secom Co. Ltd.	4,000	10,146
Taiwan Surface Mounting Technology Co. Ltd.	4,200	6,266
Taiwan TEA Corp.[a]	12,000	7,431
Taiwan-Sogo Shinkong Security Corp.	8,000	10,809
Tatung Co. Ltd.[a]	22,000	6,957
Test-Rite International Co. Ltd.	10,000	7,169
Ton Yi Industrial Corp.	12,000	12,756
Tong Hsing Electronic Industries Ltd.	2,000	10,729
Tong Yang Industry Co. Ltd.	6,200	8,880
Topco Technologies Corp.	4,000	10,213
TTY Biopharm Co. Ltd.	2,178	6,801
Tung Ho Steel Enterprise Corp.	8,000	6,822
TXC Corp.	4,000	5,769
Union Bank of Taiwan[a]	24,148	8,596
Unitech Printed Circuit Board Corp.[a]	20,000	7,782
Unity Opto Technology Co. Ltd.[a]	8,000	9,881
Universal Cement Corp.	10,000	9,570
UPC Technology Corp.	12,239	5,431
USI Corp.	10,000	6,325
Visual Photonics Epitaxy Co. Ltd.	6,000	6,378
Wah Lee Industrial Corp.	6,000	11,425
Waterland Financial Holdings Co. Ltd.	26,780	8,389
Wei Chuan Foods Corp.	6,000	8,911
Weikeng Industrial Co. Ltd.	14,000	11,011
Win Semiconductors Corp.	6,000	5,345
Winbond Electronics Corp.[a]	42,000	12,615
Wintek Corp.[a]	20,000	6,689

114

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Wisdom Marine Lines Co. Ltd.	2,730	$3,282
Wistron NeWeb Corp.	4,119	9,603
WT Microelectronics Co. Ltd.	6,000	8,186
Yageo Corp.[a]	18,200	8,649
YC INOX Co. Ltd.	12,000	11,127
Yem Chio Co. Ltd.	15,843	11,516
YFY Inc.	16,000	7,047
Yieh Phui Enterprise Co. Ltd.[a]	20,200	6,241
YungShin Global Holding Corp.	4,000	7,325
Yungtay Engineering Co. Ltd.	4,000	11,789
Zinwell Corp.	8,000	8,199

		1,246,754
THAILAND — 4.54%
Amata Corp. PCL NVDR	11,000	5,337
AP (Thailand) PCL NVDR	23,400	4,122
Bangkok Chain Hospital PCL NVDR	26,000	5,905
Bangkok Expressway PCL NVDR	6,800	7,197
Bangkok Land PCL NVDR	120,000	6,045
Bumrungrad Hospital PCL NVDR	4,600	13,931
Cal-Comp Electronics (Thailand) PCL NVDR	71,552	5,705
Central Plaza Hotel PCL NVDR	9,600	9,197
CH. Karnchang PCL NVDR	4,400	2,515
Delta Electronics (Thailand) PCL NVDR	8,000	14,091
Dynasty Ceramic PCL NVDR	3,800	6,165
Esso (Thailand) PCL NVDR[a]	18,000	3,477
Hana Microelectronics PCL NVDR	9,400	9,368
Hemaraj Land and Development PCL NVDR	63,200	6,953
Italian-Thai Development PCL NVDR[a]	30,365	3,453
Jasmine International PCL NVDR	52,000	13,337
Khon Kaen Sugar Industry PCL NVDR	15,400	6,663
Kiatnakin Bank PCL NVDR	4,600	6,112
LPN Development PCL NVDR	11,200	6,022
Major Cineplex Group PCL NVDR	11,000	6,527
Natural Park PCL NVDR[a]	1,146,000	2,125
Pruksa Real Estate PCL NVDR	11,200	7,753
Quality Houses PCL NVDR	46,200	4,654
Samart Corp. PCL NVDR	7,000	4,456
Samart Telcoms PCL NVDR	7,000	3,461
Siam Global House PCL NVDR	9,100	3,796
Sino-Thai Engineering & Construction PCL NVDR	14,400	8,277
Sri Trang Agro-Industry PCL NVDR	5,600	2,561
STP & I PCL NVDR	8,000	5,266
Supalai PCL NVDR	10,400	6,267
Thai Airways International PCL NVDR[a]	9,200	3,696
Thai Union Frozen Products PCL NVDR	4,800	10,383
Thai Vegetable Oil PCL NVDR	7,400	5,465
Thaicom PCL NVDR	6,000	7,509
Thanachart Capital PCL NVDR	7,000	7,517
Thoresen Thai Agencies PCL NVDR[a]	14,872	9,513
Ticon Industrial Connection PCL NVDR	5,400	2,670
TISCO Financial Group PCL NVDR[b]	5,280	6,486
TTW PCL NVDR	25,200	7,787
Univentures PCL NVDR	12,200	2,960
VGI Global Media PCL NVDR	8,736	3,105
WHA Corp. PCL NVDR	4,200	4,348

		262,177

TOTAL COMMON STOCKS
(Cost: $5,553,498)		5,756,200

Security	Shares	Value

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
STS Semiconductor & Telecommunications Co. Ltd.[a]	201	$129

		129
THAILAND — 0.00%
Ticon Industrial Connection PCL NVDR[a]	1,080	34

		34

TOTAL RIGHTS
(Cost: $0)		163

WARRANTS — 0.00%

THAILAND — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 2/28/17)[a]	1	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.28%

MONEY MARKET FUNDS — 3.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	173,782	173,782
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	9,458	9,458
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,002	6,002

		189,242

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,242)		189,242

TOTAL INVESTMENTS IN SECURITIES — 103.04%
(Cost: $5,742,740)		5,945,605
Other Assets, Less Liabilities — (3.04)%		(175,443)

NET ASSETS — 100.00%		$5,770,162

NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.59%

CHINA — 9.24%
AAC Technologies Holdings Inc.	6,000	$33,510
GCL-Poly Energy Holdings Ltd.[a]	60,000	17,955
Hanergy Solar Group Ltd.[a,b]	72,000	10,309
Kingboard Chemical Holdings Co. Ltd.	4,400	8,388
Lenovo Group Ltd.	48,000	54,607
Tencent Holdings Ltd.	7,200	448,743
ZTE Corp. Class Ha	5,600	11,427

		584,939
HONG KONG — 0.35%
ASM Pacific Technology Ltd.	2,000	22,237

		22,237
INDIA — 6.03%
HCL Technologies Ltd.	1,544	35,913
Infosys Ltd.	3,288	173,397
Tata Consultancy Services Ltd.	3,348	121,519
Tech Mahindra Ltd.	420	12,758
Wipro Ltd.	4,444	38,487

		382,074
JAPAN — 30.84%
Advantest Corp.	1,200	13,228
Brother Industries Ltd.	2,000	27,939
Canon Inc.	8,000	251,787
Citizen Holdings Co. Ltd.	2,400	17,621
Dena Co. Ltd.	800	13,470
FUJIFILM Holdings Corp.	3,200	82,702
Fujitsu Ltd.	12,000	70,485
Gree Inc.[b]	800	7,800
GungHo Online Entertainment Inc.[b]	2,400	13,697
Hamamatsu Photonics K.K.	400	18,013
Hitachi High-Technologies Corp.	400	9,147
Hitachi Ltd.	36,000	256,211
Hoya Corp.	3,200	94,418
IBIDEN Co. Ltd.	800	14,418
Kakaku.com Inc.	800	11,395
Keyence Corp.	400	154,224
Konami Corp.	800	18,248
Konica Minolta Holdings Inc.	2,000	18,581
Kyocera Corp.	2,400	112,940
Murata Manufacturing Co. Ltd.	1,600	133,138
NEC Corp.	20,000	56,192
Nexon Co. Ltd.	800	6,250
Nintendo Co. Ltd.	800	84,112
Nippon Electric Glass Co. Ltd.	4,000	19,540
Nomura Research Institute Ltd.	800	23,142
NTT Data Corp.	800	30,974
Omron Corp.	1,600	56,544
Oracle Corp. Japan	400	18,424
Ricoh Co. Ltd.	4,800	55,213
Rohm Co. Ltd.	800	38,179
Seiko Epson Corp.	800	21,819

Security	Shares	Value

Sumco Corp.	800	$6,140
TDK Corp.	800	34,146
Tokyo Electron Ltd.	1,200	68,170
Trend Micro Inc.	800	25,883
Yahoo! Japan Corp.	10,800	46,943
Yokogawa Electric Corp.	1,600	21,850

		1,952,983
SOUTH KOREA — 23.24%
LG Display Co. Ltd.[a]	1,600	42,504
LG Innotek Co. Ltd.[a]	84	9,267
NAVER Corp.	193	137,844
NCsoft Corp.	116	23,014
NHN Entertainment Corp.[a]	89	7,261
Samsung Electro-Mechanics Co. Ltd.	440	28,189
Samsung Electronics Co. Ltd.	784	1,018,980
Samsung SDI Co. Ltd.	244	35,657
SK C&C Co. Ltd.	156	21,363
SK Hynix Inc.[a]	3,800	147,653

		1,471,732
TAIWAN — 27.89%
Acer Inc.[a]	20,000	12,352
Advanced Semiconductor Engineering Inc.	48,000	55,633
ASUSTeK Computer Inc.	4,000	41,327
AU Optronics Corp.[a]	64,000	24,160
Catcher Technology Co. Ltd.	4,000	33,711
Chicony Electronics Co. Ltd.	4,030	10,476
Clevo Co.	4,000	7,351
Compal Electronics Inc.	32,000	22,836
Delta Electronics Inc.	12,000	73,515
Epistar Corp.	8,000	17,458
Foxconn Technology Co. Ltd.	8,300	20,614
Hon Hai Precision Industry Co. Ltd.	78,400	224,831
HTC Corp.	4,000	20,531
Innolux Corp.[a]	56,428	19,433
Inventec Corp.	20,000	18,412
Lite-On Technology Corp.	16,059	24,515
MediaTek Inc.	8,000	125,041
Novatek Microelectronics Corp. Ltd.	4,000	18,478
Pegatron Corp.	16,000	24,240
Powertech Technology Inc.	8,000	12,941
Quanta Computer Inc.	20,000	54,838
Radiant Opto-Electronics Corp.	4,090	16,456
Realtek Semiconductor Corp.	4,060	11,576
Siliconware Precision Industries Co. Ltd.	24,000	35,168
Simplo Technology Co. Ltd.	4,000	20,796
Synnex Technology International Corp.	12,000	18,657
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	690,642
Unimicron Technology Corp.	12,000	10,193
United Microelectronics Corp.	100,000	43,215
Vanguard International Semiconductor Corp.	8,000	10,915
Wistron Corp.	16,600	13,853
WPG Holdings Co. Ltd.	16,000	19,657
Zhen Ding Technology Holding Ltd.	4,150	12,025

		1,765,846

TOTAL COMMON STOCKS
(Cost: $5,450,106)		6,179,811

116

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

April 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 2.16%

SOUTH KOREA — 2.16%
Samsung Electronics Co. Ltd.	136	$136,487

		136,487

TOTAL PREFERRED STOCKS
(Cost: $105,169)		136,487

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	26,381	26,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,436	1,436
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,770	4,770

		32,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,587)		32,587

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $5,587,862)		6,348,885
Other Assets, Less Liabilities — (0.26)%		(16,770)

NET ASSETS — 100.00%		$6,332,115

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.48%

AUSTRALIA — 7.86%
AGL Energy Ltd.	2,259,346	$33,012,858
ALS Ltd.	1,553,794	10,797,504
Alumina Ltd.[a]	10,431,628	13,048,318
Amcor Ltd.	4,866,347	46,396,705
AMP Ltd.	11,936,010	55,849,494
APA Group	3,416,334	21,081,584
Asciano Ltd.	3,887,890	19,488,568
ASX Ltd.	769,241	25,330,778
Aurizon Holdings Ltd.	8,112,396	38,935,664
Australia and New Zealand Banking Group Ltd.	11,103,580	354,627,979
Bank of Queensland Ltd.	1,440,979	16,368,799
Bendigo and Adelaide Bank Ltd.	1,660,684	17,710,508
BGP Holdings PLC[a,b]	33,026,812	458
BHP Billiton Ltd.	13,024,740	455,569,569
Boral Ltd.	3,074,136	16,207,052
Brambles Ltd.	6,314,827	55,174,936
Caltex Australia Ltd.	556,248	11,477,766
CFS Retail Property Trust Group	8,667,968	16,142,918
Coca-Cola Amatil Ltd.	2,313,988	19,832,229
Cochlear Ltd.	233,414	12,692,866
Commonwealth Bank of Australia	6,523,688	476,912,684
Computershare Ltd.	1,926,540	22,045,181
Crown Resorts Ltd.	1,649,183	24,509,920
CSL Ltd.	1,971,942	125,028,599
Dexus Property Group	22,336,584	23,489,907
Echo Entertainment Group Ltd.	3,164,984	8,269,692
Federation Centres	5,564,668	12,838,293
Flight Centre Travel Group Ltd.	219,122	10,912,723
Fortescue Metals Group Ltd.	6,322,010	29,581,163
Goodman Group	6,909,792	31,883,281
GPT Group	6,892,424	25,033,798
Harvey Norman Holdings Ltd.	2,365,533	7,189,051
Iluka Resources Ltd.	1,701,619	14,016,280
Incitec Pivot Ltd.	6,709,822	17,904,911
Insurance Australia Group Ltd.	9,194,876	48,901,981
James Hardie Industries SE	1,755,534	22,316,806
Leighton Holdings Ltd.[c]	669,336	11,832,901
Lend Lease Group	2,233,792	26,802,863
Macquarie Group Ltd.	1,251,800	66,923,624
Metcash Ltd.	3,622,515	9,330,903
Mirvac Group	14,514,452	23,534,630
National Australia Bank Ltd.	9,505,722	310,905,569
Newcrest Mining Ltd.[a]	3,130,248	30,337,453
Orica Ltd.	1,499,006	30,375,319
Origin Energy Ltd.	4,458,366	61,550,371
Qantas Airways Ltd.[a]	4,716,765	5,331,787
QBE Insurance Group Ltd.	4,948,544	53,095,129
Ramsay Health Care Ltd.	557,563	23,149,285
REA Group Ltd.	215,100	9,321,300
Rio Tinto Ltd.	1,764,680	100,883,424
Santos Ltd.	3,905,172	49,752,116
Seek Ltd.	1,291,008	20,000,180
Sonic Healthcare Ltd.	1,554,667	25,496,428
SP AusNet	7,235,989	9,386,304
Stockland Corp. Ltd.	9,193,268	33,135,094
Suncorp Group Ltd.	5,216,632	62,931,759

Security	Shares	Value

Sydney Airport	4,260,906	$16,660,311
Tabcorp Holdings Ltd.	2,951,344	10,172,588
Tatts Group Ltd.	5,609,864	15,697,409
Telstra Corp. Ltd.	17,560,452	84,932,690
Toll Holdings Ltd.	2,708,116	13,273,689
Transurban Group	5,654,134	38,086,336
Treasury Wine Estates Ltd.	2,596,481	9,165,978
Wesfarmers Ltd.	4,627,904	183,139,743
Westfield Group	7,981,264	80,975,657
Westfield Retail Trust	12,321,928	36,419,840
Westpac Banking Corp.	12,583,882	409,484,844
Woodside Petroleum Ltd.	2,663,382	100,684,429
Woolworths Ltd.	5,062,140	175,042,890
WorleyParsons Ltd.	839,008	13,067,801

		4,291,461,467
AUSTRIA — 0.28%
Andritz AG	291,248	18,065,319
BUWOG AGa	188,716	3,463,123
Erste Group Bank AG	1,036,736	34,772,771
IMMOEAST AG Escrow[a,b]	1,571,072	22
IMMOFINANZ AGa	3,774,334	13,983,376
IMMOFINANZ AG Escrow[a,b,c]	1,157,632	16
OMV AG	592,904	27,716,781
Raiffeisen International Bank Holding AG	475,070	14,985,604
Telekom Austria AG	1,004,994	9,963,335
Vienna Insurance Group AG	175,718	9,361,930
Voestalpine AG	467,628	21,332,004

		153,644,281
BELGIUM — 1.23%
Ageas	921,840	39,604,296
Anheuser-Busch InBev NV	3,246,482	353,090,338
Belgacom SA	644,189	19,703,985
Colruyt SA	312,624	17,659,508
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	418,501	31,067,773
Groupe Bruxelles Lambert SA	333,190	33,664,795
KBC Groep NV	1,002,000	61,005,137
Solvay SA	243,934	39,471,028
Telenet Group Holding NV	233,414	13,672,170
UCB SAc	455,157	37,291,553
Umicore SAc	473,567	23,195,239

		669,425,822
DENMARK — 1.33%
A.P. Moeller-Maersk A/S Class A	7,905	17,915,680
A.P. Moeller-Maersk A/S Class B	28,056	66,816,753
Carlsberg A/S Class B	438,210	43,755,468
Coloplast A/S Class B	459,588	38,539,122
Danske Bank A/S	2,663,992	75,222,557
DSV A/S	739,856	24,670,800
Novo Nordisk A/S Class B	8,080,204	364,303,789
Novozymes A/S Class B	923,182	44,195,020
TDC A/S	3,262,512	30,606,600
TrygVesta A/S	101,540	9,638,948
William Demant Holding A/Sa,c	114,898	10,281,600

		725,946,337

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

FINLAND — 0.87%
Elisa OYJ	600,794	$17,935,144
Fortum OYJ	1,819,642	41,049,583
Kone OYJ Class B	1,255,840	53,666,367
Metso OYJ	506,344	20,275,805
Neste Oil OYJ[c]	526,003	10,794,069
Nokia OYJ[a]	15,165,070	113,441,280
Nokian Renkaat OYJ	467,034	18,533,327
Orion OYJ Class B	415,496	12,657,040
Sampo OYJ Class A	1,808,976	89,769,696
Stora Enso OYJ Class R	2,205,431	22,460,557
UPM-Kymmene OYJ	2,121,788	37,068,736
Wartsila OYJ Abp	709,416	39,483,314

		477,134,918
FRANCE — 10.41%
Accor SA	635,936	31,073,098
Aeroports de Paris	120,244	14,943,491
Airbus Group NV	2,374,072	162,909,567
Alcatel-Lucent[a,c]	11,291,940	45,122,981
ALSTOM	869,736	35,599,103
ArcelorMittal	4,106,602	66,648,332
Arkema SA	253,842	28,287,378
Atos SA	283,276	24,442,455
AXA SA	7,259,824	188,991,071
BNP Paribas SA	4,028,050	302,209,169
Bouygues SA	770,311	34,621,619
Bureau Veritas SA	885,768	27,019,538
Cap Gemini SA	601,200	42,438,235
Carrefour SA	2,486,336	96,631,376
Casino Guichard-Perrachon SA	231,128	29,403,152
CGG[a]	647,960	11,194,417
Christian Dior SA	221,776	45,556,615
CNP Assurances SA	688,048	15,846,145
Compagnie de Saint-Gobain	1,670,050	101,932,989
Compagnie Generale des Etablissements Michelin Class B	757,530	92,431,023
Credit Agricole SAa	4,052,088	63,797,147
Danone SA	2,296,594	169,279,531
Dassault Systemes SA	257,848	31,686,901
Edenred SAc	825,648	27,830,124
Electricite de France	981,387	37,617,692
Essilor International SA	826,984	88,395,550
Eurazeo	129,378	10,892,497
Eutelsat Communications SA	601,200	20,614,763
Fonciere des Regions	110,888	11,250,009
GDF Suez	5,386,820	135,750,717
Gecina SA	86,840	11,685,589
Groupe Eurotunnel SA Registered	2,208,456	29,607,761
Icade	144,290	14,704,790
Iliad SA	105,544	28,463,507
Imerys SA	136,272	11,954,728
JCDecaux SA	269,876	11,057,501
Kering	307,280	67,913,773
Klepierre	397,566	18,215,884
L’Air Liquide SA	1,263,856	180,672,273
L’Oreal SA	980,624	168,600,731
Lafarge SA	754,342	68,874,636
Lagardere SCA	477,512	19,978,681
Legrand SA	1,054,114	67,963,507
LVMH Moet Hennessy Louis Vuitton SA	1,028,720	202,188,058
Natixis	3,774,727	26,781,581

Security	Shares	Value

Orange	7,506,984	$121,522,761
Pernod Ricard SA	856,376	102,722,611
Publicis Groupe SA	730,800	62,216,010
Remy Cointreau SA	106,880	9,394,041
Renault SA	784,232	76,279,438
Rexel SA	973,944	24,577,665
Safran SA	1,084,886	72,873,280
Sanofi	4,845,698	524,200,631
Schneider Electric SA	2,215,196	207,478,338
SCOR SE	655,976	23,925,527
SES SA Class A FDR	1,258,133	47,353,453
Societe BIC SA	118,904	15,757,915
Societe Generale	2,907,160	180,585,218
Sodexo	380,760	41,021,127
STMicroelectronics NVa	2,622,568	25,076,058
Suez Environnement SA	1,138,796	22,342,801
Technip SA	410,152	46,121,236
Thales SA	368,531	23,428,723
Total SA	8,658,616	618,048,088
Unibail-Rodamco SE	391,448	105,540,045
Valeo SA	304,608	41,703,228
Vallourec SA	430,196	25,413,366
Veolia Environnement	1,436,270	26,765,207
Vinci SA	1,929,238	145,358,586
Vivendi SA	4,872,410	130,657,861
Wendel	137,747	20,732,288
Zodiac Aerospace	674,690	22,409,682

		5,686,584,869
GERMANY — 8.71%
Adidas AG	845,690	90,207,402
Allianz SE Registered	1,843,698	319,163,766
Axel Springer SE	160,320	9,780,828
BASF SE	3,716,782	429,956,563
Bayer AG Registered	3,348,016	464,218,853
Bayerische Motoren Werke AG	1,348,024	168,555,569
Beiersdorf AG	414,556	41,535,210
Brenntag AG	205,744	37,185,486
Celesio AG	276,552	9,582,489
Commerzbank AGa	3,907,830	69,382,588
Continental AG	447,560	104,782,216
Daimler AG Registered	3,897,130	360,579,695
Deutsche Bank AG Registered	4,146,205	182,585,596
Deutsche Boerse AG	779,306	57,042,025
Deutsche Lufthansa AG Registered	957,654	24,007,244
Deutsche Post AG Registered	3,662,038	137,780,552
Deutsche Telekom AG Registered	11,708,790	196,197,704
Deutsche Wohnen AG Bearer	1,190,284	25,490,230
E.ON SE	7,300,048	139,530,045
Fraport AG	146,968	10,838,970
Fresenius Medical Care AG & Co. KGaA	872,408	59,937,489
Fresenius SE & Co. KGaA	507,682	77,115,095
GEA Group AG	726,788	32,494,165
Hannover Rueck SE Registered	245,270	22,822,695
HeidelbergCement AG	565,128	48,989,279
Henkel AG & Co. KGaA	548,358	56,248,865
Hochtief AG	125,912	11,695,326
Hugo Boss AG	129,594	17,968,844
Infineon Technologies AG	4,398,112	51,096,803
K+S AG Registered[c]	693,384	24,232,363
Kabel Deutschland Holding AG	92,184	12,477,558
Lanxess AG	337,135	25,616,492

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Linde AG	753,508	$156,141,748
MAN SE	145,624	18,650,872
Merck KGaA	264,528	44,582,237
METRO AG	531,263	21,214,720
Muenchener Rueckversicherungs-Gesellschaft AG Registered	725,456	167,428,785
Osram Licht AGa	338,008	17,682,719
ProSiebenSat.1 Media AG Registered	888,440	38,822,247
QIAGEN NVa	972,608	21,307,386
RTL Group SA	157,650	17,533,061
RWE AG	1,982,664	75,557,940
SAP AG	3,731,468	300,291,040
Siemens AG Registered	3,199,720	421,474,040
Sky Deutschland AGa	1,772,872	15,162,018
Suedzucker AGc	336,672	7,170,236
Telefonica Deutschland Holding AGd	1,169,018	9,704,333
ThyssenKrupp AGa	1,841,014	52,380,507
United Internet AG Registered[e]	434,204	18,627,277
Volkswagen AG	124,256	33,165,256

		4,755,994,427
HONG KONG — 2.78%
AIA Group Ltd.	48,898,000	237,146,959
ASM Pacific Technology Ltd.[c]	935,200	10,398,014
Bank of East Asia Ltd. (The)	5,611,240	23,124,286
BOC Hong Kong (Holdings) Ltd.	14,028,000	41,073,360
Cathay Pacific Airways Ltd.	4,008,000	7,568,458
Cheung Kong (Holdings) Ltd.	6,680,000	113,733,659
Cheung Kong Infrastructure Holdings Ltd.	1,486,000	9,698,575
CLP Holdings Ltd.	7,150,500	57,182,971
First Pacific Co. Ltd.	8,756,250	9,701,747
Galaxy Entertainment Group Ltd.[a]	8,323,000	65,324,951
Hang Lung Properties Ltd.	9,041,000	26,879,799
Hang Seng Bank Ltd.[c]	3,072,800	50,058,319
Henderson Land Development Co. Ltd.	4,291,500	25,573,473
HKT Trust and HKT Ltd.	8,016,000	8,385,273
Hong Kong and China Gas Co. Ltd. (The)[c]	24,048,911	55,462,769
Hong Kong Exchanges and Clearing Ltd.	4,418,800	79,623,153
Hopewell Holdings Ltd.	1,336,000	4,601,044
Hutchison Whampoa Ltd.	9,352,000	127,864,205
Hysan Development Co. Ltd.	1,578,000	6,747,286
Kerry Properties Ltd.	2,548,000	8,364,227
Li & Fung Ltd.	23,342,400	33,901,781
Link REIT (The)[c]	8,684,000	43,180,018
MGM China Holdings Ltd.	3,740,800	13,027,674
MTR Corp. Ltd.	6,012,000	22,682,110
New World Development Co. Ltd.	20,833,132	21,497,263
NWS Holdings Ltd.	5,816,000	9,962,334
PCCW Ltd.	14,696,000	7,847,623
Power Assets Holdings Ltd.	5,835,500	50,430,293
Sands China Ltd.	9,619,200	70,225,365
Shangri-La Asia Ltd.	5,690,666	9,380,642
Sino Land Co. Ltd.	10,688,000	15,991,642
SJM Holdings Ltd.	7,726,000	21,425,540
Sun Hung Kai Properties Ltd.	6,680,000	84,137,059
Swire Pacific Ltd. Class A	3,205,500	37,004,747
Swire Properties Ltd.	4,008,000	12,045,428
Wharf (Holdings) Ltd. (The)	6,411,912	44,866,885
Wheelock and Co. Ltd.	4,009,000	16,495,495
Wynn Macau Ltd.	6,413,600	25,272,704
Yue Yuen Industrial (Holdings) Ltd.	2,672,000	8,254,306

		1,516,141,437

Security	Shares	Value

IRELAND — 0.32%
Bank of Ireland[a]	91,940,974	$36,077,031
CRH PLC	2,989,968	86,687,369
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	50
Kerry Group PLC Class A	617,232	48,696,298
Ryanair Holdings PLC[a]	177,504	1,683,447

		173,144,195
ISRAEL — 0.51%
Bank Hapoalim BM	4,261,840	24,046,958
Bank Leumi le-Israel BMa,c	5,054,144	19,756,325
Bezeq The Israel Telecommunication Corp. Ltd.	7,723,416	13,990,645
Delek Group Ltd. (The)	17,394	7,040,416
Israel Chemicals Ltd.	1,806,294	16,000,050
Israel Corp. Ltd. (The)[a]	10,994	6,196,890
Mizrahi Tefahot Bank Ltd.	527,720	7,049,887
NICE Systems Ltd.	248,496	10,783,260
Teva Pharmaceutical Industries Ltd.	3,442,884	171,582,206

		276,446,637
ITALY — 2.64%
Assicurazioni Generali SpA[c]	4,704,056	109,772,069
Atlantia SpA	1,480,288	38,484,224
Banca Monte dei Paschi di Siena SpA[a,c]	27,073,030	9,005,387
Banco Popolare SCa,c	1,382,760	28,452,207
CNH Industrial NV	3,831,648	44,627,251
Enel Green Power SpA	7,262,496	20,743,803
Enel SpA	26,635,932	150,461,079
Eni SpA	10,297,888	267,151,244
Exor SpA	386,114	17,602,834
Fiat SpA[a,c]	3,624,568	43,622,568
Finmeccanica SpA[a]	1,641,293	15,145,005
Intesa Sanpaolo SpA	46,939,024	160,104,822
Luxottica Group SpA	674,686	38,607,477
Mediobanca SpA[a]	2,118,969	23,445,675
Pirelli & C. SpA	1,002,364	16,789,109
Prysmian SpA	818,592	21,270,237
Saipem SpA	1,080,824	28,923,280
Snam SpA	8,321,944	49,986,012
Telecom Italia SpA[a,c]	40,312,464	51,619,226
Telecom Italia SpA RNC	26,049,328	25,842,910
Tenaris SA	1,907,582	42,689,591
Terna SpA	6,245,800	33,774,422
UniCredit SpA	17,552,368	156,731,696
Unione di Banche Italiane SpA	3,497,918	33,271,240
UnipolSai SpA[a]	3,627,240	13,307,650

		1,441,431,018
JAPAN — 18.85%
ABC-MART Inc.	29,700	1,333,084
Acom Co. Ltd.[a]	1,737,070	5,917,772
Advantest Corp.	668,200	7,365,572
AEON Co. Ltd.	2,404,800	27,802,925
AEON Financial Service Co. Ltd.	400,890	10,089,948
AEON Mall Co. Ltd.	429,510	10,234,237
Air Water Inc.	187,000	2,626,970
Aisin Seiki Co. Ltd.	772,600	27,303,828
Ajinomoto Co. Inc.	2,672,000	39,288,732
Alfresa Holdings Corp.	133,600	8,318,120

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Amada Co. Ltd.	1,336,000	$9,665,237
ANA Holdings Inc.[c]	5,346,000	11,670,661
Aozora Bank Ltd.	4,008,000	11,927,871
Asahi Glass Co. Ltd.	4,360,000	24,713,069
Asahi Group Holdings Ltd.	1,603,400	44,232,807
Asahi Kasei Corp.	5,096,000	34,671,757
ASICS Corp.	534,400	10,405,498
Astellas Pharma Inc.	8,684,450	96,663,922
Bank of Kyoto Ltd. (The)	1,785,000	14,538,620
Bank of Yokohama Ltd. (The)	5,096,000	25,592,247
Benesse Holdings Inc.	267,200	10,162,232
Bridgestone Corp.	2,613,600	93,644,405
Brother Industries Ltd.	801,600	11,198,073
Calbee Inc.	267,200	6,549,866
Canon Inc.	4,586,100	144,339,809
Casio Computer Co. Ltd.	801,600	9,149,932
Central Japan Railway Co.	617,500	75,804,699
Chiba Bank Ltd. (The)	2,672,000	16,976,290
Chiyoda Corp.	467,000	6,258,669
Chubu Electric Power Co. Inc.[a]	2,613,600	29,756,405
Chugai Pharmaceutical Co. Ltd.	801,600	20,222,449
Chugoku Bank Ltd. (The)	267,200	3,541,741
Chugoku Electric Power Co. Inc. (The)	1,167,100	15,275,699
Citizen Holdings Co. Ltd.	1,069,000	7,848,752
Coca-Cola West Co. Ltd.	267,200	4,650,823
Credit Saison Co. Ltd.	641,100	13,644,164
Dai Nippon Printing Co. Ltd.	2,672,000	24,117,318
Dai-ichi Life Insurance Co. Ltd. (The)	3,402,652	47,100,831
Daicel Corp.	1,151,000	9,622,653
Daido Steel Co. Ltd.	1,151,000	5,622,604
Daihatsu Motor Co. Ltd.	801,600	13,269,756
Daiichi Sankyo Co. Ltd.	2,672,095	44,809,581
Daikin Industries Ltd.	935,200	54,024,623
Dainippon Sumitomo Pharma Co. Ltd.	534,400	8,114,091
Daito Trust Construction Co. Ltd.	267,200	27,177,758
Daiwa House Industry Co. Ltd.	2,672,000	45,069,564
Daiwa Securities Group Inc.	6,680,000	50,026,432
Dena Co. Ltd.[c]	401,200	6,755,399
Denso Corp.	1,956,100	89,082,498
Dentsu Inc.	813,100	33,431,424
Don Quijote Holdings Co. Ltd.	170,700	8,990,367
East Japan Railway Co.	1,336,000	97,476,339
Eisai Co. Ltd.	1,035,600	39,974,261
Electric Power Development Co. Ltd.	509,600	13,539,446
FamilyMart Co. Ltd.	246,600	10,247,841
FANUC Corp.	801,600	144,390,015
Fast Retailing Co. Ltd.	208,600	64,877,357
Fuji Electric Co. Ltd.	2,466,000	11,177,269
Fuji Heavy Industries Ltd.	2,404,800	63,209,868
FUJIFILM Holdings Corp.	1,870,400	48,339,266
Fujitsu Ltd.	7,726,000	45,380,323
Fukuoka Financial Group Inc.	3,781,000	15,434,919
Gree Inc.[c]	400,800	3,907,947
GungHo Online Entertainment Inc.[c]	1,336,000	7,624,944
Gunma Bank Ltd. (The)	1,726,000	9,174,919
Hachijuni Bank Ltd. (The)	1,336,000	7,297,974
Hakuhodo DY Holdings Inc.	801,620	6,223,051
Hamamatsu Photonics K.K.	267,200	12,032,501
Hankyu Hanshin Holdings Inc.	5,096,000	27,936,955
Hino Motors Ltd.	1,336,000	17,604,072
Hirose Electric Co. Ltd.	133,600	18,846,559
Hiroshima Bank Ltd. (The)	1,336,000	5,493,098
Hisamitsu Pharmaceutical Co. Inc.	155,400	6,511,131

Security	Shares	Value

Hitachi Chemical Co. Ltd.	267,200	$3,931,489
Hitachi Construction Machinery Co. Ltd.	400,800	7,443,148
Hitachi High-Technologies Corp.	246,600	5,639,330
Hitachi Ltd.	19,561,000	139,215,340
Hitachi Metals Ltd.	566,000	7,679,648
Hokkaido Electric Power Co. Inc.[a]	668,000	4,087,127
Hokuhoku Financial Group Inc.	5,096,000	9,827,822
Hokuriku Electric Power Co.	668,000	8,291,963
Honda Motor Co. Ltd.	6,546,400	216,611,180
Hoya Corp.	1,736,800	51,245,376
Hulic Co. Ltd.	1,068,800	12,859,082
IBIDEN Co. Ltd.	400,800	7,223,424
Idemitsu Kosan Co. Ltd.	464,900	10,262,844
IHI Corp.	5,344,000	21,292,296
Iida Group Holdings Co. Ltd.	523,380	7,787,935
INPEX Corp.	3,607,243	52,546,036
Isetan Mitsukoshi Holdings Ltd.	1,469,800	18,273,578
Isuzu Motors Ltd.	5,096,000	29,583,240
ITOCHU Corp.	6,012,000	67,329,692
ITOCHU Techno-Solutions Corp.	115,100	4,794,425
Iyo Bank Ltd. (The)	277,800	2,499,248
J. Front Retailing Co. Ltd.	2,151,600	13,648,916
Japan Airlines Co. Ltd.	246,600	12,770,573
Japan Exchange Group Inc.	1,069,000	21,118,375
Japan Petroleum Exploration Co. Ltd.	115,100	4,281,743
Japan Prime Realty Investment Corp.	2,672	9,403,661
Japan Real Estate Investment Corp.	4,244	22,476,789
Japan Retail Fund Investment Corp.	8,016	16,118,320
Japan Steel Works Ltd. (The)	1,151,000	4,856,397
Japan Tobacco Inc.	4,454,600	146,349,854
JFE Holdings Inc.	1,956,175	36,193,546
JGC Corp.	1,336,000	43,290,847
Joyo Bank Ltd. (The)	2,672,000	13,000,333
JSR Corp.	688,800	11,294,567
JTEKT Corp.	801,600	11,692,452
JX Holdings Inc.	8,951,600	46,444,914
Kajima Corp.	3,781,000	14,398,522
Kakaku.com Inc.	534,400	7,611,865
Kamigumi Co. Ltd.	1,151,000	10,974,782
Kaneka Corp.	1,151,000	6,760,646
Kansai Electric Power Co. Inc. (The)[a]	2,805,600	23,510,461
Kansai Paint Co. Ltd.	606,000	8,489,339
Kao Corp.	2,087,600	78,619,650
Kawasaki Heavy Industries Ltd.	5,344,000	19,827,469
KDDI Corp.	2,137,600	113,879,777
Keikyu Corp.	2,466,000	20,471,542
Keio Corp.	2,466,000	17,453,921
Keisei Electric Railway Co. Ltd.	506,000	4,403,661
Keyence Corp.	176,023	67,867,507
Kikkoman Corp.	1,336,000	27,112,364
Kinden Corp.	1,336,000	12,294,077
Kintetsu Corp.	6,680,000	23,476,456
Kirin Holdings Co. Ltd.	4,008,000	55,519,530
Kobe Steel Ltd.	11,293,000	14,814,117
Koito Manufacturing Co. Ltd.	194,800	4,248,795
Komatsu Ltd.	3,740,800	82,469,717
Konami Corp.	400,800	9,142,085
Konica Minolta Holdings Inc.	1,889,300	17,552,087
Kubota Corp.	4,345,000	55,891,630
Kuraray Co. Ltd.	1,469,800	16,503,775
Kurita Water Industries Ltd.	509,600	10,725,795
Kyocera Corp.	1,336,000	62,869,819
Kyowa Hakko Kirin Co. Ltd.	1,336,000	15,223,730

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Kyushu Electric Power Co. Inc.[a]	1,693,100	$17,088,459
Lawson Inc.	246,600	17,140,088
LIXIL Group Corp.	1,068,880	28,283,726
M3 Inc.	534,400	7,334,594
Mabuchi Motor Co. Ltd.	133,600	9,142,085
Makita Corp.	405,700	21,526,128
Marubeni Corp.	6,680,000	44,598,727
Marui Group Co. Ltd.	801,600	7,117,486
Maruichi Steel Tube Ltd.	133,600	3,388,719
Mazda Motor Corp.	10,688,000	47,816,114
McDonald’s Holdings Co. (Japan) Ltd.[c]	267,200	7,399,988
Medipal Holdings Corp.	400,800	5,634,350
Meiji Holdings Co. Ltd.	246,652	15,139,579
Miraca Holdings Inc.	246,600	10,694,449
Mitsubishi Chemical Holdings Corp.	5,477,800	21,932,650
Mitsubishi Corp.	5,611,200	100,413,839
Mitsubishi Electric Corp.	8,016,000	91,263,906
Mitsubishi Estate Co. Ltd.	5,344,000	121,057,425
Mitsubishi Gas Chemical Co. Inc.	1,336,000	7,716,495
Mitsubishi Heavy Industries Ltd.	12,024,000	63,327,577
Mitsubishi Logistics Corp.	477,000	6,845,639
Mitsubishi Materials Corp.	5,096,000	14,766,676
Mitsubishi Motors Corp.	2,538,400	27,483,802
Mitsubishi Tanabe Pharma Corp.	904,100	12,390,994
Mitsubishi UFJ Financial Group Inc.	51,169,080	271,499,181
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,350,600	11,574,663
Mitsui & Co. Ltd.	6,947,200	98,546,185
Mitsui Chemicals Inc.	3,253,000	7,929,486
Mitsui Fudosan Co. Ltd.	3,376,000	99,842,350
Mitsui O.S.K. Lines Ltd.	4,018,000	13,413,001
Mizuho Financial Group Inc.	91,516,260	179,180,147
MS&AD Insurance Group Holdings Inc.	2,087,688	46,801,816
Murata Manufacturing Co. Ltd.	801,600	66,701,909
Nabtesco Corp.	400,800	8,628,088
Namco Bandai Holdings Inc.	772,600	16,669,705
NEC Corp.	10,784,000	30,298,659
Nexon Co. Ltd.	400,800	3,131,066
NGK Insulators Ltd.	1,336,000	25,229,016
NGK Spark Plug Co. Ltd.	602,000	13,796,202
NHK Spring Co. Ltd.	534,400	4,823,464
Nidec Corp.	801,600	45,639,800
Nikon Corp.	1,469,800	23,064,997
Nintendo Co. Ltd.	415,200	43,653,921
Nippon Building Fund Inc.	5,344	29,610,416
Nippon Electric Glass Co. Ltd.	1,450,500	7,085,653
Nippon Express Co. Ltd.	3,781,000	17,877,856
Nippon Meat Packers Inc.	1,336,000	23,162,565
Nippon Paint Co. Ltd.	650,000	10,053,842
Nippon Prologis REIT Inc.	5,210	11,026,941
Nippon Steel & Sumitomo Metal Corp.	30,728,350	80,618,676
Nippon Telegraph and Telephone Corp.	1,469,600	81,443,031
Nippon Yusen K.K.	6,411,000	17,384,699
Nishi-Nippon City Bank Ltd. (The)	3,781,000	8,587,293
Nissan Motor Co. Ltd.	10,020,200	86,027,561
Nisshin Seifun Group Inc.	801,670	9,331,235
Nissin Foods Holdings Co. Ltd.	246,600	11,804,934
Nitori Holdings Co. Ltd.	267,200	12,254,841
Nitto Denko Corp.	668,000	28,838,767
NKSJ Holdings Inc.	1,336,050	33,339,123
NOK Corp.	400,800	6,560,329
Nomura Holdings Inc.	14,696,100	84,594,291
Nomura Real Estate Holdings Inc.	509,600	9,508,542
Nomura Research Institute Ltd.	400,800	11,594,361

Security	Shares	Value

NSK Ltd.	2,329,000	$24,509,790
NTT Data Corp.	509,691	19,733,998
NTT DOCOMO Inc.	6,145,617	97,583,855
NTT Urban Development Corp.	400,800	3,523,430
Obayashi Corp.	2,466,000	15,908,899
Odakyu Electric Railway Co. Ltd.	2,672,000	23,463,377
Oji Holdings Corp.	3,781,000	15,879,090
Olympus Corp.[a]	935,200	28,564,112
Omron Corp.	801,600	28,328,693
Ono Pharmaceutical Co. Ltd.	309,400	24,503,632
Oracle Corp. Japan	133,600	6,153,578
Oriental Land Co. Ltd.	267,200	40,034,224
ORIX Corp.	5,076,800	73,406,105
Osaka Gas Co. Ltd.	7,726,000	29,119,041
Otsuka Corp.	26,000	3,077,239
Otsuka Holdings Co. Ltd.	1,469,600	42,340,018
Panasonic Corp.	8,951,468	98,058,666
PARK24 Co. Ltd.	267,200	4,881,010
Rakuten Inc.	2,939,200	38,038,398
Resona Holdings Inc.	8,951,200	45,741,815
Ricoh Co. Ltd.	2,672,000	30,735,193
Rinnai Corp.	133,600	11,116,985
Rohm Co. Ltd.	378,100	18,044,420
Sankyo Co. Ltd.	246,600	9,861,586
Sanrio Co. Ltd.[c]	146,800	4,649,026
Santen Pharmaceutical Co. Ltd.	267,200	11,927,871
SBI Holdings Inc.	801,680	9,142,998
Secom Co. Ltd.	904,100	52,068,725
Sega Sammy Holdings Inc.	668,038	13,445,777
Seiko Epson Corp.	534,400	14,575,021
Sekisui Chemical Co. Ltd.	1,420,000	14,415,467
Sekisui House Ltd.	2,200,000	26,425,844
Seven & I Holdings Co. Ltd.	3,072,880	121,260,688
Seven Bank Ltd.	2,137,800	8,099,154
Sharp Corp.[a,c]	6,680,000	16,740,871
Shikoku Electric Power Co. Inc.[a]	668,000	7,821,126
Shimadzu Corp.	631,000	5,392,687
Shimamura Co. Ltd.	133,600	12,451,023
Shimano Inc.	338,100	33,760,352
Shimizu Corp.	2,466,000	13,977,621
Shin-Etsu Chemical Co. Ltd.	1,603,200	94,136,012
Shinsei Bank Ltd.	6,680,000	13,013,412
Shionogi & Co. Ltd.	1,202,400	21,069,956
Shiseido Co. Ltd.	1,469,800	26,244,887
Shizuoka Bank Ltd. (The)	2,672,000	25,529,829
Showa Denko K.K.	5,344,000	7,114,870
Showa Shell Sekiyu K.K.	668,200	6,783,391
SMC Corp.	267,200	63,497,602
SoftBank Corp.	3,874,400	287,877,592
Sojitz Corp.	4,409,000	6,949,085
Sony Corp.	4,113,800	72,167,691
Sony Financial Holdings Inc.	772,600	12,388,828
Stanley Electric Co. Ltd.	641,100	14,183,906
Sumco Corp.	534,600	4,103,048
Sumitomo Chemical Co. Ltd.	5,344,000	20,036,730
Sumitomo Corp.	4,542,600	59,011,554
Sumitomo Electric Industries Ltd.	3,073,000	42,447,411
Sumitomo Heavy Industries Ltd.	2,466,000	10,477,181
Sumitomo Metal Mining Co. Ltd.	1,745,000	26,324,474
Sumitomo Mitsui Financial Group Inc.	5,210,800	205,728,403
Sumitomo Mitsui Trust Holdings Inc.	13,360,600	55,064,245
Sumitomo Realty & Development Co. Ltd.	1,433,000	55,552,423
Sumitomo Rubber Industries Inc.	668,000	9,279,413

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

Suntory Beverage & Food Ltd.	534,400	$18,650,377
Suruga Bank Ltd.	1,336,000	22,914,068
Suzuken Co. Ltd.	267,240	9,627,442
Suzuki Motor Corp.	1,603,200	41,355,184
Sysmex Corp.	534,400	16,923,975
T&D Holdings Inc.	2,271,200	27,103,209
Taiheiyo Cement Corp.	5,344,000	18,728,850
Taisei Corp.	3,781,000	17,507,714
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	8,484,611
Taiyo Nippon Sanso Corp.	1,151,000	9,171,943
Takashimaya Co. Ltd.	1,336,000	12,660,284
Takeda Pharmaceutical Co. Ltd.	3,206,600	144,022,328
TDK Corp.	509,600	21,750,915
Teijin Ltd.	3,781,000	9,290,563
Terumo Corp.	1,281,900	25,462,311
THK Co. Ltd.	400,800	8,486,837
Tobu Railway Co. Ltd.	4,008,000	19,618,209
Toho Co. Ltd.	400,800	7,725,651
Toho Gas Co. Ltd.	1,336,000	6,552,482
Tohoku Electric Power Co. Inc.	1,824,600	17,361,833
Tokio Marine Holdings Inc.	2,805,600	82,698,596
Tokyo Electric Power Co. Inc.[a]	5,878,600	22,213,799
Tokyo Electron Ltd.	668,000	37,948,155
Tokyo Gas Co. Ltd.	9,352,000	48,980,127
Tokyo Tatemono Co. Ltd.	1,504,000	11,984,885
Tokyu Corp.	5,096,000	32,077,611
Tokyu Fudosan Holdings Corp.	2,137,600	15,527,158
TonenGeneral Sekiyu K.K.	1,336,000	12,621,048
Toppan Printing Co. Ltd.	2,466,000	16,971,101
Toray Industries Inc.	6,411,000	41,861,351
Toshiba Corp.	16,032,000	62,778,267
TOTO Ltd.	1,336,000	18,898,874
Toyo Seikan Group Holdings Ltd.	641,100	9,533,342
Toyo Suisan Kaisha Ltd.	187,000	5,986,197
Toyoda Gosei Co. Ltd.	246,600	4,548,159
Toyota Boshoku Corp.[c]	133,600	1,379,814
Toyota Industries Corp.	668,000	30,800,587
Toyota Motor Corp.	11,088,800	598,784,345
Toyota Tsusho Corp.	904,100	23,799,559
Trend Micro Inc.	400,800	12,967,636
Tsumura & Co.	246,600	5,856,599
Ube Industries Ltd.	4,008,000	6,787,900
Unicharm Corp.	408,400	22,149,153
United Urban Investment Corp.	9,352	14,098,953
USS Co. Ltd.	904,180	13,179,873
West Japan Railway Co.	668,000	27,092,746
Yahoo! Japan Corp.	5,745,022	24,971,021
Yakult Honsha Co. Ltd.	292,800	15,822,379
Yamada Denki Co. Ltd.	3,741,050	13,806,910
Yamaguchi Financial Group Inc.	1,336,000	12,320,235
Yamaha Corp.	641,100	8,585,656
Yamaha Motor Co. Ltd.	1,202,600	18,565,837
Yamato Holdings Co. Ltd.	1,561,600	32,133,952
Yamato Kogyo Co. Ltd.	133,600	3,850,400
Yamazaki Baking Co. Ltd.	130,000	1,588,253
Yaskawa Electric Corp.	1,336,000	15,079,863
Yokogawa Electric Corp.	801,600	10,946,960
Yokohama Rubber Co. Ltd. (The)	1,336,000	11,940,950

		10,293,692,960
NETHERLANDS — 2.63%
AEGON NV	7,287,952	66,036,849

Security	Shares	Value

Akzo Nobel NV	973,944	$74,934,870
ASML Holding NV	1,449,564	119,447,860
Corio NV	271,212	12,686,005
Delta Lloyd NV	770,872	20,260,087
Fugro NV CVA	283,232	18,738,400
Gemalto NVc	323,312	36,176,838
Heineken Holding NV	413,283	26,359,710
Heineken NV	932,532	64,650,070
ING Groep NV CVA[a]	15,508,412	220,084,991
Koninklijke Ahold NV	3,783,185	72,939,675
Koninklijke DSM NV	633,264	45,377,708
Koninklijke KPN NVa	12,943,294	45,978,965
Koninklijke Philips NV	3,811,608	121,950,950
Koninklijke Vopak NV	286,161	14,238,317
OCI NVa,c	376,752	16,102,522
Randstad Holding NV	497,363	28,898,451
Reed Elsevier NV	2,826,998	57,640,240
Royal Boskalis Westminster NV CVA	309,966	17,548,043
TNT Express NV	1,755,504	15,797,260
Unilever NV CVA	6,590,540	282,230,441
Wolters Kluwer NV	1,229,136	34,204,446
Ziggo NV	613,224	26,596,295

		1,438,878,993
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	3,689,143	12,582,289
Contact Energy Ltd.	1,222,440	5,975,627
Fletcher Building Ltd.	2,810,334	23,781,422
Ryman Healthcare Ltd.	1,557,850	11,576,717
Telecom Corp. of New Zealand Ltd.	7,528,576	17,915,803

		71,831,858
NORWAY — 0.85%
Aker Solutions ASA	683,475	10,918,663
DNB ASA	3,954,560	69,781,276
Gjensidige Forsikring ASA	801,661	14,751,607
Norsk Hydro ASA	5,416,144	28,926,234
Orkla ASA	3,097,663	25,530,847
Seadrill Ltd.[c]	1,513,744	52,736,166
Statoil ASA	4,548,773	137,774,491
Subsea 7 SA	1,124,331	22,444,713
Telenor ASA	2,843,008	66,587,132
Yara International ASA	762,211	35,908,800

		465,359,929

PORTUGAL — 0.19%
Banco Espirito Santo SA Registered[a]	7,571,112	13,395,088
Energias de Portugal SA	8,183,000	39,711,459
Galp Energia SGPS SA Class B	1,398,792	24,214,580
Jeronimo Martins SGPS SA	1,027,384	17,956,054
Portugal Telecom SGPS SA Registered[c]	2,665,320	11,086,791

		106,363,972
SINGAPORE — 1.46%
Ascendas REIT	8,016,000	14,622,727
CapitaCommercial Trust	6,334,000	8,072,968
CapitaLand Ltd.[c]	10,688,000	27,244,673
CapitaMall Trust Management Ltd.	8,377,000	13,312,714
CapitaMalls Asia Ltd.	5,344,000	9,407,926

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

City Developments Ltd.	2,306,000	$19,894,037
ComfortDelGro Corp. Ltd.	9,041,000	15,268,188
DBS Group Holdings Ltd.	6,828,000	92,138,702
Genting Singapore PLC	25,386,000	26,794,480
Global Logistic Properties Ltd.	12,024,000	27,297,885
Golden Agri-Resources Ltd.	29,394,194	14,283,234
Hutchison Port Holdings Trust	20,876,000	14,195,680
Jardine Cycle & Carriage Ltd.	276,000	10,313,586
Keppel Corp. Ltd.	5,712,000	47,912,821
Keppel Land Ltd.[c]	2,672,000	7,364,576
Noble Group Ltd.	18,704,727	19,146,512
Olam International Ltd.	5,684,000	10,097,041
Oversea-Chinese Banking Corp. Ltd.[c]	10,356,200	79,609,137
SembCorp Industries Ltd.	2,966,000	12,687,633
SembCorp Marine Ltd.[c]	2,672,000	8,662,955
Singapore Airlines Ltd.	2,466,200	20,392,047
Singapore Exchange Ltd.	3,781,000	20,842,410
Singapore Press Holdings Ltd.[c]	6,519,750	21,761,065
Singapore Technologies Engineering Ltd.	6,411,000	19,508,519
Singapore Telecommunications Ltd.	33,402,285	101,908,433
StarHub Ltd.	1,588,000	5,249,691
United Overseas Bank Ltd.	5,344,000	92,631,887
UOL Group Ltd.	2,156,000	11,026,025
Wilmar International Ltd.	7,726,000	20,925,160
Yangzijiang Shipbuilding	6,680,000	5,853,348

		798,426,060

SPAIN — 3.57%
Abertis Infraestructuras SA	1,583,160	35,572,066
Actividades de Construcciones y Servicios SA	708,080	30,312,695
Amadeus IT Holding SA Class A	1,553,772	64,534,487
Banco Bilbao Vizcaya Argentaria SA	23,923,551	293,399,068
Banco de Sabadell SA	13,965,318	47,440,817
Banco Popular Espanol SA	6,675,992	49,059,930
Banco Santander SA	47,060,600	467,659,880
Bankia SAa	16,348,632	33,299,558
CaixaBank SA	7,174,723	43,672,184
Distribuidora Internacional de Alimentacion SA	2,511,768	22,421,556
Enagas SA	661,825	20,371,893
Ferrovial SA	1,625,597	36,063,521
Gas Natural SDG SA	1,453,568	41,649,138
Grifols SA	608,726	32,495,096
Iberdrola SA	19,631,184	137,050,687
Industria de Diseno Textil SA	889,776	133,426,613
International Consolidated Airlines Group SAa	4,185,688	28,612,053
Mapfre SA	4,389,110	18,470,149
Red Electrica Corporacion SA	383,283	31,503,804
Repsol SA	3,540,559	95,237,682
Telefonica SA	16,599,844	277,809,137
Zardoya Otis SA	664,032	11,637,812

		1,951,699,826

SWEDEN — 3.21%
Alfa Laval AB	1,259,848	33,347,724
Assa Abloy AB Class B	1,335,596	70,541,537
Atlas Copco AB Class A	2,665,344	76,971,833
Atlas Copco AB Class B	1,597,856	43,299,939
Boliden AB	1,183,696	17,945,521
Electrolux AB Class B	981,960	27,152,356
Elekta AB Class Bc	1,501,674	20,968,917
Getinge AB Class B	822,537	24,119,876

Security	Shares	Value

Hennes & Mauritz AB Class B	3,855,728	$156,669,087
Hexagon AB Class B	980,009	31,158,659
Husqvarna AB Class B	1,732,792	14,358,172
Industrivarden AB Class C	486,314	10,148,798
Investment AB Kinnevik Class B	900,486	31,573,455
Investor AB Class B	1,833,039	70,740,583
Lundin Petroleum ABa	904,482	19,277,962
Millicom International Cellular SA SDR	269,872	26,627,338
Nordea Bank AB	12,291,276	177,195,504
Sandvik AB	4,276,552	60,208,634
Scania AB Class B	1,278,552	38,649,472
Securitas AB Class B	1,281,803	15,430,258
Skandinaviska Enskilda Banken AB Class A	6,161,722	84,669,429
Skanska AB Class B	1,524,470	34,784,743
SKF AB Class B	1,580,967	40,755,951
Svenska Cellulosa AB Class B	2,384,766	66,636,881
Svenska Handelsbanken AB Class A	2,021,376	101,209,929
Swedbank AB Class A	3,667,332	97,185,508
Swedish Match AB	825,648	28,239,951
Tele2 AB Class B	1,312,048	16,710,397
Telefonaktiebolaget LM Ericsson Class B	12,346,066	148,715,828
TeliaSonera AB	9,715,468	70,306,660
Volvo AB Class B	6,133,622	96,471,674

		1,752,072,576

SWITZERLAND — 9.15%
ABB Ltd. Registered[a]	8,844,320	212,356,096
Actelion Ltd. Registered[a]	414,166	40,666,308
Adecco SA Registered[a]	543,098	45,368,684
Aryzta AGa	355,378	32,795,119
Baloise Holding AG Registered	205,963	25,030,429
Barry Callebaut AG Registered[a]	8,016	10,879,800
Compagnie Financiere Richemont SA Class A Bearer	2,116,224	214,638,881
Credit Suisse Group AG Registered	6,112,250	193,756,485
EMS-Chemie Holding AG Registered	29,392	11,441,999
Geberit AG Registered	153,640	51,181,341
Givaudan SA Registered[a]	38,744	61,034,616
Holcim Ltd. Registered[a]	926,258	84,793,452
Julius Baer Group Ltd.[a]	909,196	42,493,515
Kuehne & Nagel International AG Registered	221,782	30,277,922
Lindt & Spruengli AG Participation Certificates	3,781	18,380,010
Lindt & Spruengli AG Registered	221	12,884,241
Lonza Group AG Registered[a]	224,209	23,415,319
Nestle SA Registered	13,048,712	1,007,053,189
Novartis AG Registered	9,325,280	808,130,915
Pargesa Holding SA Bearer	112,226	10,171,656
Partners Group Holding AG	70,812	19,366,835
Roche Holding AG Genusschein	2,847,016	834,266,714
Schindler Holding AG Participation Certificates	214,668	33,207,771
Schindler Holding AG Registered	52,104	7,941,799
SGS SA Registered	22,712	56,622,000
Sika AG Bearer	8,016	32,402,685
Sonova Holding AG Registered[a]	205,746	29,677,713
Sulzer AG Registered	96,982	14,914,377
Swatch Group AG (The) Bearer	124,248	79,661,532
Swatch Group AG (The) Registered	211,096	25,414,477
Swiss Life Holding AG Registered[a]	129,594	31,822,617
Swiss Prime Site AG Registered	221,780	18,627,555
Swiss Re AGa	1,425,526	124,426,910
Swisscom AG Registered	97,528	59,262,286
Syngenta AG Registered	379,430	150,229,199
Transocean Ltd.[c]	1,460,248	62,244,429
UBS AG Registered[a]	14,766,992	308,606,568
Zurich Insurance Group AGa	605,214	173,291,441

		4,998,736,885

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

UNITED KINGDOM — 21.50%
3i Group PLC	3,980,690	$25,528,619
Aberdeen Asset Management PLC	3,875,804	28,586,332
Admiral Group PLC	790,912	18,670,216
Aggreko PLC	1,079,500	28,745,399
AMEC PLC	1,218,847	25,417,343
Anglo American PLC	5,660,632	151,211,701
Antofagasta PLC	1,654,468	21,986,044
ARM Holdings PLC	5,678,032	85,473,833
ASOS PLC[a,c]	219,104	15,812,437
Associated British Foods PLC	1,440,590	72,269,832
AstraZeneca PLC	5,087,488	400,659,954
Aviva PLC	11,905,200	105,638,789
Babcock International Group PLC	1,445,850	29,150,202
BAE Systems PLC	12,963,208	87,556,114
Barclays PLC	61,952,206	263,824,944
BG Group PLC	13,799,684	279,151,494
BHP Billiton PLC	8,567,955	277,629,843
BP PLC	75,505,376	636,453,161
British American Tobacco PLC	7,648,600	441,307,110
British Land Co. PLC	3,772,918	43,990,110
British Sky Broadcasting Group PLC	4,229,776	62,851,267
BT Group PLC	31,967,846	198,913,777
Bunzl PLC	1,343,444	38,133,027
Burberry Group PLC	1,794,248	44,990,718
Capita PLC	2,646,628	48,488,264
Carnival PLC	748,160	29,889,815
Centrica PLC	20,698,648	115,337,336
Cobham PLC	4,359,905	22,726,243
Coca-Cola HBC AG SP ADR	816,107	20,557,735
Compass Group PLC	7,286,544	115,900,815
Croda International PLC	560,193	24,366,746
Diageo PLC	10,155,002	311,650,932
Direct Line Insurance Group PLC	4,537,056	19,175,601
easyJet PLC	642,958	17,772,367
Experian PLC	4,060,741	77,892,854
Fresnillo PLC	762,856	10,968,348
G4S PLC	6,248,472	24,900,028
GKN PLC	6,653,441	43,141,131
GlaxoSmithKline PLC	19,726,040	543,593,257
Glencore Xstrata PLC	43,066,092	231,610,848
Hammerson PLC	2,824,402	27,207,971
Hargreaves Lansdown PLC	857,391	16,938,649
HSBC Holdings PLC	75,985,000	775,087,442
ICAP PLC	2,213,321	15,476,175
IMI PLC	1,131,933	28,669,887
Imperial Tobacco Group PLC	3,905,150	168,609,657
Inmarsat PLC	1,843,311	22,659,170
InterContinental Hotels Group PLC	1,083,496	36,920,066
Intertek Group PLC	652,079	31,997,041
Intu Properties PLC	3,468,349	17,100,926
Investec PLC	2,284,297	20,115,039
ITV PLC	15,362,218	47,210,577
J Sainsbury PLC	5,026,076	28,490,127
Johnson Matthey PLC	838,317	46,330,637
Kingfisher PLC	9,616,528	67,891,040
Land Securities Group PLC	3,134,344	56,206,323
Legal & General Group PLC	23,924,082	85,560,878

Security	Shares	Value

Lloyds Banking Group PLC[a]	202,114,920	$257,189,516
London Stock Exchange Group PLC	713,720	21,837,356
Marks & Spencer Group PLC	6,568,361	48,922,435
Meggitt PLC	3,131,640	25,207,570
Melrose Industries PLC	4,381,659	21,123,150
National Grid PLC	15,123,520	214,637,005
Next PLC	631,928	69,571,151
Old Mutual PLC	19,747,516	66,589,313
Pearson PLC	3,322,632	62,219,682
Persimmon PLC[a]	1,234,474	27,348,265
Petrofac Ltd.	1,057,703	25,950,358
Prudential PLC	10,348,774	237,390,067
Randgold Resources Ltd.	355,376	28,683,358
Reckitt Benckiser Group PLC	2,622,568	211,453,136
Reed Elsevier PLC	4,866,347	71,652,864
Resolution Ltd.	5,754,743	28,986,327
Rexam PLC	3,150,306	26,384,472
Rio Tinto PLC	5,154,288	280,637,084
Rolls-Royce Holdings PLC[a]	7,595,216	134,661,493
Royal Bank of Scotland Group PLC[a]	8,748,188	44,138,005
Royal Dutch Shell PLC Class A	15,669,944	621,004,190
Royal Dutch Shell PLC Class B	10,011,984	426,024,607
Royal Mail PLC[a]	2,591,840	23,173,314
RSA Insurance Group PLC[a]	20,343,219	33,715,063
SABMiller PLC	3,893,152	211,708,678
Sage Group PLC (The)	4,712,072	33,926,817
Schroders PLC	425,620	18,369,480
SEGRO PLC	2,965,176	17,518,964
Serco Group PLC	2,012,618	11,557,981
Severn Trent PLC	983,954	30,653,859
Shire PLC	2,383,424	135,948,666
Smith & Nephew PLC	3,660,640	56,835,901
Smiths Group PLC	1,567,817	35,341,960
SSE PLC	3,978,662	102,452,105
Standard Chartered PLC	9,830,384	212,717,436
Standard Life PLC	9,589,964	61,890,167
Tate & Lyle PLC	1,891,966	22,394,705
Tesco PLC	32,800,396	162,250,703
Travis Perkins PLC	985,269	28,365,680
TUI Travel PLC	1,893,281	13,676,339
Tullow Oil PLC	3,678,078	54,653,453
Unilever PLC	5,187,734	231,607,782
United Utilities Group PLC	2,815,594	37,844,005
Vodafone Group PLC	107,074,065	404,901,471
Weir Group PLC (The)	854,097	38,794,796
Whitbread PLC	722,788	49,794,926
William Hill PLC	3,498,380	20,952,805
Wm Morrison Supermarkets PLC	9,028,688	30,627,996
Wolseley PLC	1,066,450	61,603,810
WPP PLC	5,432,260	116,859,486

		11,746,145,943

TOTAL COMMON STOCKS
(Cost: $47,217,917,089)		53,790,564,410

PREFERRED STOCKS — 0.62%

GERMANY — 0.62%
Bayerische Motoren Werke AG	207,086	20,357,865
Fuchs Petrolub SE	144,290	14,478,716
Henkel AG & Co. KGaA	714,760	79,551,569
Porsche Automobil Holding SE	621,240	68,350,484
Volkswagen AG	582,496	156,766,670

		339,505,304

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2014

Security	Shares	Value

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	1,017,758,944	$1,718,537

		1,718,537

TOTAL PREFERRED STOCKS
(Cost: $191,811,512)		341,223,841

RIGHTS — 0.03%

SPAIN — 0.02%
Banco Santander SAa	46,977,768	9,770,547

		9,770,547
UNITED KINGDOM — 0.01%
Babcock International Group PLC[a]	556,096	3,755,984

		3,755,984

TOTAL RIGHTS
(Cost: $9,670,414)		13,526,531

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	599,839,027	599,839,027
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	32,643,833	32,643,833
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	8,054,902	8,054,902

		640,537,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $640,537,762)		640,537,762

TOTAL INVESTMENTS IN SECURITIES — 100.30% (Cost: $48,059,936,777)		54,785,852,544
Other Assets, Less Liabilities — (0.30)%		(166,170,280)

NET ASSETS — 100.00%		$54,619,682,264

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of April 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
373	ASX SPI 200 Index (Jun. 2014)	Sydney Futures	$47,252,572	$933,476

2,942	Euro STOXX 50 (Jun. 2014)	NYSE LIFFE – London	128,291,702	6,126,005

1,174	FTSE 100 Index (Jun. 2014)	Eurex	133,700,137	4,327,271

792	TOPIX Index (Jun. 2014)	Tokyo Stock	89,589,427	(1,916,982)

			$398,833,838	$9,469,770

See accompanying notes to schedules of investments.

126

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.90%

AUSTRALIA — 7.89%
ALS Ltd.	105,152	$730,714
Alumina Ltd.[a]	695,457	869,907
Amcor Ltd.	327,348	3,121,000
APA Group	216,342	1,335,008
Asciano Ltd.	264,411	1,325,395
ASX Ltd.	19,158	630,865
Aurizon Holdings Ltd.	551,565	2,647,251
Bank of Queensland Ltd.	57,199	649,752
BHP Billiton Ltd.	862,659	30,173,438
Boral Ltd.	211,869	1,116,988
Brambles Ltd.	420,462	3,673,729
Caltex Australia Ltd.	36,918	761,776
Coca-Cola Amatil Ltd.	98,784	846,637
Cochlear Ltd.	15,561	846,195
Commonwealth Bank of Australia	151,200	11,053,441
Computershare Ltd.	126,819	1,451,176
Crown Resorts Ltd.	109,116	1,621,666
CSL Ltd.	130,473	8,272,483
Echo Entertainment Group Ltd.	74,025	193,418
Flight Centre Travel Group Ltd.	14,868	740,457
Fortescue Metals Group Ltd.	418,950	1,960,299
Harvey Norman Holdings Ltd.	60,165	182,846
Iluka Resources Ltd.	114,156	940,306
James Hardie Industries SE	119,385	1,517,653
Macquarie Group Ltd.	77,553	4,146,132
Origin Energy Ltd.	294,273	4,062,612
Qantas Airways Ltd.[a]	312,795	353,580
QBE Insurance Group Ltd.	329,238	3,532,541
Ramsay Health Care Ltd.	35,721	1,483,089
REA Group Ltd.	13,671	592,429
Santos Ltd.	261,954	3,337,309
Seek Ltd.	87,570	1,356,627
Sonic Healthcare Ltd.	101,682	1,667,577
Suncorp Group Ltd.	343,602	4,145,103
Sydney Airport	186,480	729,144
Telstra Corp. Ltd.	1,165,752	5,638,263
Transurban Group	382,095	2,573,798
Treasury Wine Estates Ltd.	176,904	624,498
Wesfarmers Ltd.	307,062	12,151,344
Woodside Petroleum Ltd.	176,904	6,687,542
Woolworths Ltd.	336,483	11,635,189
WorleyParsons Ltd.	55,251	860,551

		142,239,728
AUSTRIA — 0.18%
Andritz AG	19,656	1,219,208
Erste Group Bank AG	44,919	1,506,611
Telekom Austria AG	58,464	579,602

		3,305,421
BELGIUM — 1.77%
Anheuser-Busch InBev NV	216,216	23,515,849
Colruyt SA	20,097	1,135,240
Solvay SA	15,813	2,558,706

Security	Shares	Value

Telenet Group Holding NV	13,923	$815,536
UCB SAb	29,547	2,420,821
Umicore SAb	30,555	1,496,579

		31,942,731
DENMARK — 2.32%
A.P. Moeller-Maersk A/S Class B	630	1,500,376
Carlsberg A/S Class B	28,602	2,855,923
Coloplast A/S Class B	29,925	2,509,385
Danske Bank A/S	175,833	4,964,958
DSV A/S	48,888	1,630,191
Novo Nordisk A/S Class B	535,563	24,146,374
Novozymes A/S Class B	60,354	2,889,296
TrygVesta A/S	6,363	604,024
William Demant Holding A/Sa	6,930	620,128

		41,720,655
FINLAND — 0.78%
Kone OYJ Class B	83,979	3,588,712
Neste Oil OYJ[b]	35,280	723,978
Nokia OYJ[a]	657,090	4,915,317
Nokian Renkaat OYJ	30,114	1,195,015
Stora Enso OYJ Class R	97,083	988,713
Wartsila OYJ Abp	47,502	2,643,775

		14,055,510
FRANCE — 9.54%
Accor SA	20,664	1,009,684
Aeroports de Paris	8,064	1,002,165
Airbus Group NV	158,004	10,842,284
Alcatel-Lucent[a,b]	749,133	2,993,561
Arkema SA	8,757	975,853
Atos SA	18,837	1,625,350
Bureau Veritas SA	60,165	1,835,278
Cap Gemini SA	18,774	1,325,242
Carrefour SA	82,845	3,219,769
Casino Guichard-Perrachon SA	15,498	1,971,592
CGG[a]	42,966	742,298
Christian Dior SA	14,679	3,015,320
Danone SA	152,082	11,209,804
Dassault Systemes SA	16,758	2,059,388
Edenred SAb	55,818	1,881,458
Essilor International SA	54,999	5,878,792
Eurazeo	8,001	673,614
Eutelsat Communications SA	39,123	1,341,503
Groupe Eurotunnel SA Registered	149,751	2,007,643
Iliad SA	6,930	1,868,909
JCDecaux SA	18,144	743,405
Kering	10,143	2,241,765
L’Air Liquide SA	83,664	11,960,037
L’Oreal SA	64,827	11,145,841
Lafarge SA	32,823	2,996,880
Legrand SA	71,316	4,598,066
LVMH Moet Hennessy Louis Vuitton SA	68,229	13,409,955
Natixis	95,256	675,839
Pernod Ricard SA	56,763	6,808,742
Publicis Groupe SA	48,699	4,145,946
Remy Cointreau SA	6,930	609,101
Renault SA	33,453	3,253,853
Safran SA	72,261	4,853,870

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2014

Security	Shares	Value

Schneider Electric SA	147,168	$13,783,960
SES SA Class A FDR	81,711	3,075,428
Societe BIC SA	7,938	1,051,994
Societe Generale	125,937	7,822,879
Sodexo	25,515	2,748,855
STMicroelectronics NVa	86,877	830,687
Technip SA	27,279	3,067,500
Thales SA	11,403	724,926
Unibail-Rodamco SE	25,956	6,998,113
Valeo SA	20,223	2,768,688
Vallourec SA	14,616	863,424
Veolia Environnement	62,496	1,164,627
Wendel	3,969	597,374
Zodiac Aerospace	47,565	1,579,861

		172,001,123
GERMANY — 7.93%
Adidas AG	56,259	6,000,991
Bayer AG Registered	222,579	30,861,671
Bayerische Motoren Werke AG	44,667	5,585,117
Beiersdorf AG	27,153	2,720,514
Brenntag AG	13,923	2,516,397
Celesio AG	8,001	277,234
Continental AG	29,799	6,976,507
Deutsche Bank AG Registered	136,962	6,031,368
Deutsche Boerse AG	25,830	1,890,651
Deutsche Lufthansa AG Registered	62,118	1,557,224
Deutsche Post AG Registered	244,944	9,215,775
Deutsche Wohnen AG Bearer	26,334	563,949
Fraport AG	9,954	734,113
Fresenius Medical Care AG & Co. KGaA	57,834	3,973,399
Fresenius SE & Co. KGaA	33,768	5,129,239
GEA Group AG	49,392	2,208,281
Henkel AG & Co. KGaA	34,965	3,586,601
Hochtief AG	8,505	789,986
Hugo Boss AG	8,505	1,179,260
Infineon Technologies AG	293,454	3,409,318
Kabel Deutschland Holding AG	6,048	818,627
Lanxess AG	22,302	1,694,570
Linde AG	49,770	10,313,327
MAN SE	9,450	1,210,314
Merck KGaA	17,262	2,909,252
METRO AG	34,776	1,388,697
Osram Licht AGa	22,995	1,202,972
QIAGEN NVa	62,307	1,364,989
RTL Group SA	10,269	1,142,068
SAP AG	247,464	19,914,742
Sky Deutschland AGa	117,684	1,006,461
ThyssenKrupp AGa	120,393	3,425,420
United Internet AG Registered[c]	29,358	1,259,453

		142,858,487

HONG KONG — 2.73%
AIA Group Ltd.	3,238,200	15,704,718
ASM Pacific Technology Ltd.[b]	63,000	700,465
Cathay Pacific Airways Ltd.	315,000	594,826
Galaxy Entertainment Group Ltd.[a,b]	567,000	4,450,228
Hang Lung Properties Ltd.	630,000	1,873,053
Hong Kong and China Gas Co. Ltd. (The)	1,512,301	3,487,742
Hong Kong Exchanges and Clearing Ltd.	191,400	3,448,871
Hutchison Whampoa Ltd.	378,000	5,168,164

Security	Shares	Value

Li & Fung Ltd.	1,638,400	$2,379,562
MGM China Holdings Ltd.	252,000	877,613
Sands China Ltd.[b]	655,200	4,783,314
Shangri-La Asia Ltd.	378,666	624,203
SJM Holdings Ltd.	504,000	1,397,680
Wharf (Holdings) Ltd. (The)	382,000	2,673,017
Wynn Macau Ltd.[b]	277,200	1,092,303

		49,255,759
IRELAND — 0.34%
Bank of Ireland[a]	5,990,040	2,350,452
Kerry Group PLC Class A	41,958	3,310,262
Ryanair Holdings PLC SP ADR[a]	7,182	384,093

		6,044,807
ISRAEL — 0.49%
Bank Hapoalim BM	269,514	1,520,703
Bank Leumi le-Israel BMa	345,429	1,350,260
Delek Group Ltd. (The)	1,071	433,499
Israel Corp. Ltd. (The)[a]	504	284,085
Mizrahi Tefahot Bank Ltd.	34,461	460,369
NICE Systems Ltd.	16,065	697,126
Teva Pharmaceutical Industries Ltd.	80,451	4,009,418

		8,755,460
ITALY — 1.75%
Banca Monte dei Paschi di Siena SpA[a,b]	1,683,297	559,920
CNH Industrial NV	252,693	2,943,119
Exor SpA	25,956	1,183,327
Fiat SpA[a]	117,180	1,410,290
Intesa Sanpaolo SpA	1,097,082	3,742,049
Luxottica Group SpA	44,667	2,555,975
Pirelli & C. SpA	63,315	1,060,495
Prysmian SpA	55,692	1,447,097
Saipem SpA	46,368	1,240,826
Tenaris SA	126,315	2,826,791
UniCredit SpA	1,168,587	10,434,753
Unione di Banche Italiane SpA	232,470	2,211,191

		31,615,833
JAPAN — 19.08%
ABC-MART Inc.	6,300	282,775
Acom Co. Ltd.[a]	100,800	343,401
Advantest Corp.	37,800	416,670
AEON Financial Service Co. Ltd.	12,600	317,128
AEON Mall Co. Ltd.	30,310	722,218
Aisin Seiki Co. Ltd.	18,900	667,930
Ajinomoto Co. Inc.	141,000	2,073,245
Amada Co. Ltd.	126,000	911,542
Asahi Group Holdings Ltd.	63,000	1,737,974
Asahi Kasei Corp.	126,000	857,269
ASICS Corp.	44,100	858,687
Astellas Pharma Inc.	598,500	6,661,718
Benesse Holdings Inc.	18,900	718,811
Bridgestone Corp.	176,400	6,320,352
Calbee Inc.	18,900	463,295
Chiyoda Corp.	21,000	281,439
Chubu Electric Power Co. Inc.[a]	81,900	932,449
Chugai Pharmaceutical Co. Ltd.	31,500	794,670

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2014

Security	Shares	Value

Citizen Holdings Co. Ltd.	63,000	$462,555
Credit Saison Co. Ltd.	44,100	938,555
Daiichi Sankyo Co. Ltd.	182,700	3,063,780
Daikin Industries Ltd.	63,000	3,639,383
Dainippon Sumitomo Pharma Co. Ltd.	44,100	669,595
Daito Trust Construction Co. Ltd.	18,900	1,922,379
Daiwa Securities Group Inc.	441,000	3,302,643
Dentsu Inc.	56,700	2,331,278
Don Quijote Holdings Co. Ltd.	12,600	663,612
East Japan Railway Co.	44,100	3,217,595
FamilyMart Co. Ltd.	12,600	523,612
FANUC Corp.	51,900	9,348,605
Fast Retailing Co. Ltd.	13,800	4,291,982
Fuji Electric Co. Ltd.	126,000	571,101
Fuji Heavy Industries Ltd.	159,000	4,179,295
Fujitsu Ltd.	504,000	2,960,352
Gree Inc.[b]	12,600	122,855
GungHo Online Entertainment Inc.[b]	88,200	503,383
Hakuhodo DY Holdings Inc.	69,300	537,982
Hamamatsu Photonics K.K.	18,900	851,101
Hankyu Hanshin Holdings Inc.	126,000	690,749
Hino Motors Ltd.	63,000	830,132
Hirose Electric Co. Ltd.	6,900	973,363
Hisamitsu Pharmaceutical Co. Inc.	18,900	791,894
Hitachi Ltd.	819,000	5,828,811
Hitachi Metals Ltd.	63,000	854,802
Hokkaido Electric Power Co. Inc.[a]	50,400	308,370
Honda Motor Co. Ltd.	220,500	7,296,035
Hulic Co. Ltd.	75,600	909,568
IHI Corp.	378,000	1,506,079
Iida Group Holdings Co. Ltd.	31,500	468,722
Isetan Mitsukoshi Holdings Ltd.	50,400	626,608
Isuzu Motors Ltd.	189,000	1,097,181
Japan Airlines Co. Ltd.	6,300	326,256
Japan Exchange Group Inc.	69,300	1,369,040
Japan Steel Works Ltd. (The)	63,000	265,815
JGC Corp.	63,000	2,041,410
JTEKT Corp.	56,700	827,048
Kajima Corp.	63,000	239,912
Kakaku.com Inc.	37,800	538,414
Kansai Electric Power Co. Inc. (The)[a]	119,700	1,003,066
Kansai Paint Co. Ltd.	63,000	882,555
Kao Corp.	138,600	5,219,718
Kawasaki Heavy Industries Ltd.	378,000	1,402,467
KDDI Corp.	69,300	3,691,930
Keikyu Corp.	126,000	1,045,991
Keio Corp.	156,059	1,104,559
Keisei Electric Railway Co. Ltd.	63,000	548,282
Keyence Corp.	12,687	4,891,605
Kikkoman Corp.	26,000	527,636
Kintetsu Corp.	504,000	1,771,278
Kobe Steel Ltd.	756,000	991,718
Koito Manufacturing Co. Ltd.	23,000	501,654
Konami Corp.	6,300	143,700
Kubota Corp.	287,000	3,691,806
Kyushu Electric Power Co. Inc.[a]	75,600	763,031
Lawson Inc.	18,900	1,313,656
LIXIL Group Corp.	69,300	1,833,753
M3 Inc.	37,800	518,802
Mabuchi Motor Co. Ltd.	6,300	431,101
Makita Corp.	31,500	1,671,366
Mazda Motor Corp.	756,000	3,382,203
McDonald’s Holdings Co. (Japan) Ltd.	12,600	348,952

Security	Shares	Value

Meiji Holdings Co. Ltd.	6,300	$386,696
Miraca Holdings Inc.	12,600	546,432
Mitsubishi Chemical Holdings Corp.	157,500	630,617
Mitsubishi Electric Corp.	319,000	3,631,884
Mitsubishi Estate Co. Ltd.	342,000	7,747,313
Mitsubishi Gas Chemical Co. Inc.	81,000	467,841
Mitsubishi Heavy Industries Ltd.	504,000	2,654,449
Mitsubishi Logistics Corp.	30,000	430,543
Mitsubishi Materials Corp.	126,000	365,110
Mitsubishi Motors Corp.	163,800	1,773,498
Mitsui Chemicals Inc.	126,000	307,137
Mitsui Fudosan Co. Ltd.	224,500	6,639,398
Murata Manufacturing Co. Ltd.	52,100	4,335,291
Nabtesco Corp.	31,500	678,106
Namco Bandai Holdings Inc.	44,100	951,507
Nexon Co. Ltd.	31,500	246,079
NGK Insulators Ltd.	63,000	1,189,692
NGK Spark Plug Co. Ltd.	46,000	1,054,195
NHK Spring Co. Ltd.	12,669	114,350
Nidec Corp.	52,400	2,983,440
Nintendo Co. Ltd.	12,600	1,324,758
Nippon Meat Packers Inc.	63,000	1,092,247
Nippon Paint Co. Ltd.	63,000	974,449
Nissan Motor Co. Ltd.	214,200	1,838,996
Nissin Foods Holdings Co. Ltd.	6,300	301,586
Nitori Holdings Co. Ltd.	18,900	866,828
Nitto Denko Corp.	44,100	1,903,877
NKSJ Holdings Inc.	88,200	2,200,899
Nomura Holdings Inc.	982,800	5,657,233
Nomura Real Estate Holdings Inc.	12,600	235,101
Nomura Research Institute Ltd.	25,200	728,987
NSK Ltd.	126,000	1,325,991
NTT Urban Development Corp.	18,900	166,150
Odakyu Electric Railway Co. Ltd.	189,000	1,659,648
Olympus Corp.[a]	63,000	1,924,229
Omron Corp.	56,700	2,003,789
Oracle Corp. Japan	12,600	580,352
Oriental Land Co. Ltd.	13,500	2,022,687
Otsuka Corp.	6,300	745,639
Panasonic Corp.	592,200	6,487,242
PARK24 Co. Ltd.	25,200	460,335
Rakuten Inc.	195,300	2,527,524
Rinnai Corp.	6,300	524,229
Sanrio Co. Ltd.[b]	12,600	399,031
Santen Pharmaceutical Co. Ltd.	18,900	843,700
SBI Holdings Inc.	37,800	431,101
Secom Co. Ltd.	56,700	3,265,454
Sega Sammy Holdings Inc.	50,400	1,014,414
Seiko Epson Corp.	37,800	1,030,943
Sekisui Chemical Co. Ltd.	63,000	639,559
Seven & I Holdings Co. Ltd.	100,800	3,977,727
Seven Bank Ltd.	170,100	644,432
Sharp Corp.[a]	252,000	631,542
Shikoku Electric Power Co. Inc.[a]	50,400	590,097
Shimadzu Corp.	63,000	538,414
Shimano Inc.	18,900	1,887,225
Shimizu Corp.	63,000	357,093
Shin-Etsu Chemical Co. Ltd.	56,700	3,329,286
Shinsei Bank Ltd.	441,000	859,119
Shionogi & Co. Ltd.	81,900	1,435,154
Shiseido Co. Ltd.	94,500	1,687,401
SMC Corp.	13,300	3,160,622
SoftBank Corp.	258,300	19,192,335

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2014

Security	Shares	Value

Sony Financial Holdings Inc.	25,249	$404,874
Stanley Electric Co. Ltd.	6,300	139,383
Sumco Corp.	25,200	193,410
Sumitomo Chemical Co. Ltd.	189,000	708,634
Sumitomo Electric Industries Ltd.	201,600	2,784,705
Sumitomo Heavy Industries Ltd.	126,000	535,330
Sumitomo Realty & Development Co. Ltd.	96,000	3,721,586
Sumitomo Rubber Industries Inc.	18,900	262,546
Suntory Beverage & Food Ltd.	37,800	1,319,207
Suruga Bank Ltd.	63,000	1,080,529
Suzuken Co. Ltd.	18,900	680,881
Sysmex Corp.	37,800	1,197,092
Taiheiyo Cement Corp.	315,000	1,103,965
Taisei Corp.	189,000	875,154
TDK Corp.	31,500	1,344,493
Terumo Corp.	88,200	1,751,912
THK Co. Ltd.	31,500	667,004
Tobu Railway Co. Ltd.	126,000	616,740
Toho Co. Ltd.	31,500	607,181
Toho Gas Co. Ltd.	126,000	617,974
Tohoku Electric Power Co. Inc.	119,700	1,138,996
Tokyo Electric Power Co. Inc.[a]	384,300	1,452,176
Tokyo Electron Ltd.	44,100	2,505,260
Tokyo Gas Co. Ltd.	630,000	3,299,559
Tokyo Tatemono Co. Ltd.	63,000	502,026
Tokyu Corp.	189,000	1,189,692
Tokyu Fudosan Holdings Corp.	138,800	1,008,219
Toray Industries Inc.	252,000	1,645,463
TOTO Ltd.	63,000	891,189
Toyo Suisan Kaisha Ltd.	23,000	736,270
Toyota Boshoku Corp.[b]	18,900	195,198
Toyota Motor Corp.	743,400	40,142,872
Trend Micro Inc.	25,200	815,330
Unicharm Corp.	31,500	1,708,370
USS Co. Ltd.	56,700	826,493
Yahoo! Japan Corp.	384,300	1,670,379
Yakult Honsha Co. Ltd.	25,200	1,361,762
Yamaha Corp.	12,600	168,740
Yamaha Motor Co. Ltd.	75,600	1,167,119
Yamato Holdings Co. Ltd.	100,800	2,074,220
Yamato Kogyo Co. Ltd.	12,600	363,137
Yamazaki Baking Co. Ltd.	63,000	769,692
Yaskawa Electric Corp.	63,000	711,101
Yokogawa Electric Corp.	56,700	774,317
Yokohama Rubber Co. Ltd. (The)	63,000	563,084

		343,828,521
NETHERLANDS — 3.49%
ASML Holding NV	96,264	7,932,405
Fugro NV CVA	18,837	1,246,241
Gemalto NVb	21,105	2,361,534
Heineken Holding NV	27,153	1,731,852
Heineken NV	62,055	4,302,115
ING Groep NV CVA[a]	519,309	7,369,685
Koninklijke KPN NVa	427,833	1,519,808
Koninklijke Philips NV	252,126	8,066,676
Koninklijke Vopak NV	18,522	921,586
OCI NVa	25,200	1,077,057
Randstad Holding NV	16,632	966,375
Reed Elsevier NV	186,858	3,809,886
Royal Boskalis Westminster NV CVA	20,853	1,180,547
TNT Express NV	116,739	1,050,500

Security	Shares	Value

Unilever NV CVA	438,543	$18,779,976
Ziggo NV	14,238	617,520

		62,933,763
NEW ZEALAND — 0.12%
Fletcher Building Ltd.	177,912	1,505,515
Ryman Healthcare Ltd.	95,067	706,463

		2,211,978
NORWAY — 0.19%
Norsk Hydro ASA	361,431	1,930,310
Subsea 7 SA	71,316	1,423,662

		3,353,972
PORTUGAL — 0.20%
Banco Espirito Santo SA Registered[a]	489,069	865,279
Galp Energia SGPS SA Class B	92,925	1,608,631
Jeronimo Martins SGPS SA	67,473	1,179,256

		3,653,166
SINGAPORE — 1.45%
CapitaLand Ltd.	693,000	1,766,519
CapitaMalls Asia Ltd.	378,000	665,456
City Developments Ltd.	126,000	1,087,012
ComfortDelGro Corp. Ltd.	126,000	212,785
Genting Singapore PLC	1,638,000	1,728,880
Global Logistic Properties Ltd.	819,000	1,859,362
Jardine Cycle & Carriage Ltd.[b]	28,000	1,046,306
Noble Group Ltd.	567,181	580,577
Oversea-Chinese Banking Corp. Ltd.[b]	441,000	3,390,011
SembCorp Industries Ltd.	252,000	1,077,978
SembCorp Marine Ltd.[b]	252,000	817,015
Singapore Airlines Ltd.	126,000	1,041,845
Singapore Exchange Ltd.	229,000	1,262,341
Singapore Technologies Engineering Ltd.	441,000	1,341,953
Singapore Telecommunications Ltd.	1,071,000	3,267,559
StarHub Ltd.	126,000	416,537
United Overseas Bank Ltd.	189,000	3,276,090
Wilmar International Ltd.	504,000	1,365,038

		26,203,264
SPAIN — 3.90%
Abertis Infraestructuras SA	103,446	2,324,331
Amadeus IT Holding SA Class A	66,591	2,765,796
Banco Bilbao Vizcaya Argentaria SA	1,030,870	12,642,617
Banco de Sabadell SA	458,946	1,559,060
Banco Santander SA	1,564,290	15,544,971
Bankia SAa	1,080,324	2,200,448
Distribuidora Internacional de Alimentacion SA	159,768	1,426,185
Grifols SA	40,257	2,149,005
Industria de Diseno Textil SA	58,842	8,823,669
International Consolidated Airlines Group SAa	273,105	1,866,860
Telefonica SA	1,101,807	18,439,454
Zardoya Otis SA	27,153	475,883

		70,218,279

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2014

Security	Shares	Value

SWEDEN — 3.69%
Alfa Laval AB	84,420	$2,234,567
Assa Abloy AB Class B	89,460	4,724,966
Atlas Copco AB Class A	178,038	5,141,517
Atlas Copco AB Class B	106,848	2,895,450
Electrolux AB Class B	64,386	1,780,349
Elekta AB Class B	97,713	1,364,434
Getinge AB Class B	53,172	1,559,203
Hennes & Mauritz AB Class B	255,654	10,387,942
Hexagon AB Class B	64,260	2,043,099
Industrivarden AB Class C	13,608	283,983
Investor AB Class B	122,724	4,736,161
Lundin Petroleum ABa	60,543	1,290,402
Sandvik AB	285,264	4,016,169
Scania AB Class B	29,421	889,370
SKF AB Class B	106,029	2,733,335
Svenska Cellulosa AB Class B	79,443	2,219,855
Swedish Match AB	54,369	1,859,603
Telefonaktiebolaget LM Ericsson Class B	818,748	9,862,315
Volvo AB Class B	412,398	6,486,335

		66,509,055
SWITZERLAND — 13.67%
ABB Ltd. Registered[a]	589,869	14,163,020
Actelion Ltd. Registered[a]	27,216	2,672,296
Adecco SA Registered	35,343	2,952,442
Aryzta AGa	8,190	755,792
Barry Callebaut AG Registered[a]	567	769,567
Compagnie Financiere Richemont SA Class A Bearer	140,238	14,223,696
Credit Suisse Group AG Registered[a]	407,673	12,923,111
EMS-Chemie Holding AG Registered	2,268	882,909
Geberit AG Registered	10,080	3,357,901
Givaudan SA Registered[a]	2,520	3,969,834
Holcim Ltd. Registered[a]	61,488	5,628,863
Julius Baer Group Ltd.[a]	59,598	2,785,459
Kuehne & Nagel International AG Registered	14,427	1,969,590
Lindt & Spruengli AG Participation Certificates	252	1,225,010
Lindt & Spruengli AG Registered	26	1,515,793
Lonza Group AG Registered	14,175	1,480,369
Nestle SA Registered	563,535	43,491,627
Novartis AG Registered	309,267	26,801,150
Partners Group Holding AG	4,662	1,275,041
Roche Holding AG Genusschein	188,811	55,327,660
Schindler Holding AG Participation Certificates	7,749	1,198,721
Schindler Holding AG Registered	3,906	595,361
SGS SA Registered	1,512	3,769,482
Sika AG Bearer	567	2,291,956
Sonova Holding AG Registered[a]	13,545	1,953,791
Sulzer AG Registered	6,300	968,845
Swatch Group AG (The) Bearer	8,316	5,331,799
Swatch Group AG (The) Registered	11,592	1,395,595
Swiss Prime Site AG Registered	4,662	391,567
Syngenta AG Registered	24,948	9,877,759
UBS AG Registered[a]	980,973	20,500,770

		246,446,776
UNITED KINGDOM — 17.39%
3i Group PLC	163,926	1,051,276
Aberdeen Asset Management PLC	260,568	1,921,842
Aggreko PLC	72,324	1,925,875

Security	Shares	Value

AMEC PLC	78,624	$1,639,593
ARM Holdings PLC	376,614	5,669,331
ASOS PLC[a]	14,490	1,045,724
Associated British Foods PLC	95,193	4,775,531
Babcock International Group PLC	97,083	1,957,319
BG Group PLC	915,327	18,515,996
British American Tobacco PLC	507,339	29,272,325
British Sky Broadcasting Group PLC	276,318	4,105,876
BT Group PLC	1,376,487	8,564,926
Bunzl PLC	89,712	2,546,433
Burberry Group PLC	119,322	2,991,996
Capita PLC	177,975	3,260,639
Centrica PLC	476,343	2,654,286
Cobham PLC	295,092	1,538,183
Coca-Cola HBC AG	16,002	404,762
Coca-Cola HBC AG SP ADR	5,029	126,680
Compass Group PLC	481,572	7,659,953
Croda International PLC	36,351	1,581,161
Diageo PLC	671,958	20,621,989
easyJet PLC	44,541	1,231,183
Experian PLC	268,065	5,142,004
Fresnillo PLC	49,014	704,724
G4S PLC	416,934	1,661,473
GKN PLC	436,527	2,830,455
Glencore Xstrata PLC[a]	994,392	5,347,873
Hargreaves Lansdown PLC	58,464	1,155,017
IMI PLC	75,135	1,903,038
Inmarsat PLC	122,220	1,502,407
InterContinental Hotels Group PLC	69,615	2,372,127
Intertek Group PLC	43,533	2,136,133
ITV PLC	1,017,954	3,128,337
Johnson Matthey PLC	54,999	3,039,588
Lloyds Banking Group PLC[a]	13,416,984	17,072,998
London Stock Exchange Group PLC	45,045	1,378,221
Meggitt PLC	215,460	1,734,306
Melrose Industries PLC	292,925	1,412,136
Next PLC	41,580	4,577,687
Pearson PLC	219,366	4,107,853
Persimmon PLC[a]	54,306	1,203,083
Petrofac Ltd.	69,426	1,703,342
Prudential PLC	685,818	15,731,949
Randgold Resources Ltd.	23,436	1,891,583
Reckitt Benckiser Group PLC	173,502	13,989,167
Reed Elsevier PLC	313,047	4,609,354
Rexam PLC	77,742	651,106
Rolls-Royce Holdings PLC[a]	504,504	8,944,744
Royal Bank of Scotland Group PLC[a]	578,592	2,919,221
Royal Mail PLC[a]	174,006	1,555,766
SABMiller PLC	257,922	14,025,737
Sage Group PLC (The)	293,832	2,115,584
Schroders PLC	28,224	1,218,129
Serco Group PLC	135,387	777,495
Severn Trent PLC	33,201	1,034,336
Shire PLC	157,374	8,976,492
Smith & Nephew PLC	238,266	3,699,370
Smiths Group PLC	106,911	2,410,003
Tate & Lyle PLC	125,811	1,489,192
Travis Perkins PLC	66,717	1,920,768
Tullow Oil PLC	244,629	3,635,002
Unilever PLC	343,098	15,317,703
Weir Group PLC (The)	57,456	2,609,767
Whitbread PLC	48,573	3,346,332
William Hill PLC	153,594	919,919

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2014

Security	Shares	Value

Wolseley PLC	46,373	$2,678,750
WPP PLC	359,541	7,734,493

		313,377,643

TOTAL COMMON STOCKS
(Cost: $1,287,850,107)		1,782,531,931

PREFERRED STOCKS — 0.36%

GERMANY — 0.35%
Fuchs Petrolub SE	9,639	967,221
Henkel AG & Co. KGaA	48,006	5,342,986

		6,310,207
UNITED KINGDOM — 0.01%
Rolls-Royce Holdings PLC[a]	67,603,536	114,152

		114,152

TOTAL PREFERRED STOCKS
(Cost: $3,466,607)		6,424,359

RIGHTS — 0.03%

SPAIN — 0.02%
Banco Santander SAa	1,557,486	323,930

		323,930
UNITED KINGDOM — 0.01%
Babcock International Group PLC[a]	37,339	252,195

		252,195

TOTAL RIGHTS
(Cost: $320,610)		576,125

SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	21,698,277	21,698,277
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	1,180,842	1,180,842

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,074,867	$1,074,867

		23,953,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,953,986)		23,953,986

TOTAL INVESTMENTS IN SECURITIES — 100.62%
(Cost: $1,315,591,310)		1,813,486,401
Other Assets, Less Liabilities — (0.62)%		(11,121,638)

NET ASSETS — 100.00%		$1,802,364,763

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

132

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.06%

AUSTRALIA — 6.40%
ASX Ltd.	19,665	$647,560
CFS Retail Property Trust Group	2,504,808	4,664,866
Commonwealth Bank of Australia	127,737	9,338,183
CSL Ltd.	28,899	1,832,306
Federation Centres	798,570	1,842,388
GPT Group	1,834,146	6,661,755
Stockland Corp. Ltd.	1,165,365	4,200,300
Telstra Corp. Ltd.	2,946,501	14,251,015
Transurban Group	680,751	4,585,550
Westfield Group	790,020	8,015,320
Westfield Retail Trust	1,986,849	5,872,516
Woolworths Ltd.	241,794	8,360,954

		70,272,713
BELGIUM — 0.84%
Belgacom SA	137,484	4,205,261
Colruyt SA	88,236	4,984,276

		9,189,537
DENMARK — 2.65%
Coloplast A/S Class B	62,928	5,276,878
Novo Nordisk A/S Class B	292,581	13,191,297
Novozymes A/S Class B	75,753	3,626,485
TDC A/S	335,160	3,144,236
TrygVesta A/S	40,185	3,814,665

		29,053,561
FINLAND — 0.28%
Elisa OYJ	103,968	3,103,694

		3,103,694
FRANCE — 5.33%
Aeroports de Paris	6,840	850,051
Bureau Veritas SA	221,787	6,765,408
Danone SA	34,029	2,508,242
Dassault Systemes SA	30,609	3,761,535
Essilor International SA	36,423	3,893,221
Eutelsat Communications SA	63,954	2,192,942
Iliad SA	34,029	9,177,070
L’Air Liquide SA	49,077	7,015,715
L’Oreal SA	9,405	1,617,021
Sanofi	17,100	1,849,853
SES SA Class A FDR	307,971	11,591,374
Sodexo	31,122	3,352,924
Total SA	54,378	3,881,477

		58,456,833
GERMANY — 4.12%
Beiersdorf AG	64,980	6,510,479
Deutsche Telekom AG Registered	365,085	6,117,527
Fresenius Medical Care AG & Co. KGaA	137,142	9,422,136

Security	Shares	Value

Fresenius SE & Co. KGaA	31,464	$4,779,270
Kabel Deutschland Holding AG	23,940	3,240,397
Linde AG	22,743	4,712,799
Merck KGaA	14,364	2,420,837
QIAGEN NVa	48,735	1,067,661
SAP AG	66,861	5,380,660
Telefonica Deutschland Holding AGb	186,903	1,551,532

		45,203,298
HONG KONG — 7.52%
AIA Group Ltd.	1,026,000	4,975,925
BOC Hong Kong (Holdings) Ltd.[c]	2,675,500	7,833,745
Cheung Kong Infrastructure Holdings Ltd.	1,026,000	6,696,325
CLP Holdings Ltd.	1,624,500	12,991,223
Hang Seng Bank Ltd.	974,700	15,878,626
Hong Kong and China Gas Co. Ltd. (The)	855,350	1,972,650
Link REIT (The)	1,966,500	9,778,156
MTR Corp. Ltd.	2,137,500	8,064,373
Power Assets Holdings Ltd.	1,368,000	11,822,233
Swire Pacific Ltd. Class A	215,000	2,481,990

		82,495,246
IRELAND — 0.88%
Kerry Group PLC Class A	91,998	7,258,149
Ryanair Holdings PLC SP ADR[a]	44,346	2,371,624

		9,629,773
ISRAEL — 1.42%
Bank Hapoalim BM	1,133,046	6,393,086
Bank Leumi le-Israel BMa	167,580	655,059
Mizrahi Tefahot Bank Ltd.	61,218	817,820
NICE Systems Ltd.	68,913	2,990,418
Teva Pharmaceutical Industries Ltd.	95,760	4,772,369

		15,628,752
JAPAN — 23.93%
ABC-MART Inc.	45,600	2,046,755
Ajinomoto Co. Inc.	171,000	2,514,361
ANA Holdings Inc.[b]	1,881,000	4,106,344
Asahi Group Holdings Ltd.	34,200	943,471
Astellas Pharma Inc.	354,000	3,940,264
Bank of Kyoto Ltd. (The)	342,000	2,785,551
Bank of Yokohama Ltd. (The)	1,140,000	5,725,110
Benesse Holdings Inc.	119,700	4,552,467
Canon Inc.	34,200	1,076,388
Central Japan Railway Co.	4,100	503,319
Chiba Bank Ltd. (The)	1,197,000	7,605,022
Chugai Pharmaceutical Co. Ltd.	85,500	2,156,960
Chugoku Bank Ltd. (The)	239,400	3,173,251
Daito Trust Construction Co. Ltd.	24,400	2,481,801
Daiwa House Industry Co. Ltd.	90,000	1,518,062
East Japan Railway Co.	85,500	6,238,194
Eisai Co. Ltd.	188,100	7,260,678
FamilyMart Co. Ltd.	98,400	4,089,163
Gunma Bank Ltd. (The)	601,000	3,194,743
Hachijuni Bank Ltd. (The)	342,000	1,868,194
Hisamitsu Pharmaceutical Co. Inc.	34,200	1,432,952
Iyo Bank Ltd. (The)	376,200	3,384,511
Japan Airlines Co. Ltd.	102,600	5,313,304

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

April 30, 2014

Security	Shares	Value

Japan Prime Realty Investment Corp.	456	$1,604,816
Japan Real Estate Investment Corp.	1,266	6,704,905
Japan Tobacco Inc.	34,200	1,123,595
Joyo Bank Ltd. (The)	513,000	2,495,947
Kamigumi Co. Ltd.	134,000	1,277,690
Kao Corp.	98,400	3,705,774
KDDI Corp.	34,200	1,821,991
Keikyu Corp.	59,000	489,790
Kyowa Hakko Kirin Co. Ltd.	69,000	786,256
Lawson Inc.	95,400	6,630,837
McDonald’s Holdings Co. (Japan) Ltd.	102,600	2,841,463
Mitsubishi Tanabe Pharma Corp.	222,300	3,046,696
Mizuho Financial Group Inc.	1,111,500	2,176,211
Nippon Building Fund Inc.	704	3,900,773
Nippon Prologis REIT Inc.	2,223	4,704,969
Nippon Telegraph and Telephone Corp.	136,800	7,581,251
Nissin Foods Holdings Co. Ltd.	68,400	3,274,361
Nitori Holdings Co. Ltd.	116,000	5,320,215
NTT DOCOMO Inc.	820,800	13,033,163
Odakyu Electric Railway Co. Ltd.	100,000	878,120
Oracle Corp. Japan	34,200	1,575,242
Oriental Land Co. Ltd.	85,500	12,810,352
Osaka Gas Co. Ltd.	684,000	2,577,974
Otsuka Holdings Co. Ltd.	324,900	9,360,555
PARK24 Co. Ltd.	153,900	2,811,330
Rinnai Corp.	17,100	1,422,908
Sankyo Co. Ltd.	80,800	3,231,209
Sanrio Co. Ltd.[b]	17,100	541,542
Santen Pharmaceutical Co. Ltd.	34,200	1,526,696
Secom Co. Ltd.	93,500	5,384,831
Seven Bank Ltd.	872,100	3,303,991
Shimamura Co. Ltd.	36,700	3,420,304
Shizuoka Bank Ltd. (The)	935,000	8,933,529
Sumitomo Mitsui Financial Group Inc.	12,000	473,774
Suruga Bank Ltd.	171,000	2,932,863
Suzuken Co. Ltd.	51,300	1,848,106
Takeda Pharmaceutical Co. Ltd.	290,700	13,056,599
Tobu Railway Co. Ltd.	456,000	2,232,012
Toho Gas Co. Ltd.	352,000	1,726,402
Tokyo Gas Co. Ltd.	1,112,000	5,823,984
TonenGeneral Sekiyu K.K.	224,000	2,116,104
Unicharm Corp.	51,300	2,782,203
USS Co. Ltd.	342,000	4,985,198
West Japan Railway Co.	239,400	9,709,586
Yamato Holdings Co. Ltd.	324,900	6,685,656

		262,582,638
NETHERLANDS — 0.88%
Unilever NV CVA	226,062	9,680,782

		9,680,782
NEW ZEALAND — 0.39%
Auckland International Airport Ltd.	1,249,205	4,260,572

		4,260,572
NORWAY — 1.00%
Statoil ASA	138,168	4,184,871
Telenor ASA	290,700	6,808,591

		10,993,462

Security	Shares	Value

SINGAPORE — 4.34%
ComfortDelGro Corp. Ltd.	684,000	$1,155,120
DBS Group Holdings Ltd.	855,000	11,537,579
Oversea-Chinese Banking Corp. Ltd.[b]	1,197,000	9,201,458
Singapore Airlines Ltd.	920,000	7,607,122
Singapore Press Holdings Ltd.[b]	987,000	3,294,324
Singapore Telecommunications Ltd.	2,223,000	6,782,244
StarHub Ltd.	1,026,000	3,391,803
United Overseas Bank Ltd.	273,000	4,732,130

		47,701,780
SWITZERLAND — 12.07%
Barry Callebaut AG Registered	3,591	4,873,922
EMS-Chemie Holding AG Registered	3,762	1,464,507
Givaudan SA Registered[a]	8,037	12,660,934
Kuehne & Nagel International AG Registered	11,457	1,564,122
Lindt & Spruengli AG Registered	171	9,969,254
Nestle SA Registered	214,776	16,575,648
Novartis AG Registered	200,754	17,397,388
Partners Group Holding AG	14,022	3,834,968
Roche Holding AG Genusschein	56,772	16,636,011
Schindler Holding AG Registered	3,762	573,412
SGS SA Registered	3,420	8,526,208
Swiss Prime Site AG Registered	89,262	7,497,217
Swisscom AG Registered	30,438	18,495,463
Syngenta AG Registered	31,293	12,389,960

		132,459,014
UNITED KINGDOM — 27.01%
Admiral Group PLC	53,523	1,263,460
Associated British Foods PLC	184,509	9,256,231
AstraZeneca PLC	298,908	23,540,196
Babcock International Group PLC	305,064	6,150,484
BP PLC	695,115	5,859,293
British American Tobacco PLC	200,241	11,553,458
British Sky Broadcasting Group PLC	596,619	8,865,306
Bunzl PLC	101,916	2,892,838
Capita PLC	132,867	2,434,226
Centrica PLC	2,478,132	13,808,687
Compass Group PLC	954,864	15,188,204
Diageo PLC	314,469	9,650,865
Direct Line Insurance Group PLC	153,045	646,836
Experian PLC	39,843	764,266
G4S PLC	250,173	996,934
GlaxoSmithKline PLC	603,630	16,634,317
HSBC Holdings PLC	747,270	7,622,552
Imperial Tobacco Group PLC	142,956	6,172,301
Intertek Group PLC	79,173	3,884,961
J Sainsbury PLC	766,251	4,343,466
Land Securities Group PLC	89,091	1,597,616
Marks & Spencer Group PLC	283,518	2,111,697
National Grid PLC	1,251,891	17,767,169
Next PLC	69,255	7,624,524
Pearson PLC	517,617	9,692,908
Reckitt Benckiser Group PLC	205,029	16,531,135
Reed Elsevier PLC	552,672	8,137,630
Rexam PLC	263,853	2,209,824
Royal Dutch Shell PLC Class A	179,293	7,105,431
Royal Dutch Shell PLC Class B	351,063	14,938,246
Shire PLC	67,716	3,862,468

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

April 30, 2014

Security	Shares	Value

SSE PLC	699,961	$18,024,270
Tesco PLC	492,651	2,436,951
Unilever PLC	282,321	12,604,297
United Utilities Group PLC	234,612	3,153,387
Vodafone Group PLC	2,322,180	8,781,343
Wm Morrison Supermarkets PLC	2,434,356	8,258,060

		296,365,837

TOTAL COMMON STOCKS
(Cost: $993,020,403)		1,087,077,492

RIGHTS — 0.07%

UNITED KINGDOM — 0.07%
Babcock International Group PLC[a]	117,332	792,484

		792,484

TOTAL RIGHTS
(Cost: $0)		792,484

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	16,112,597	16,112,597
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	876,863	876,863
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	499,118	499,118

		17,488,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,488,578)		17,488,578

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $1,010,508,981)		1,105,358,554
Other Assets, Less Liabilities — (0.73)%		(7,990,603)

NET ASSETS — 100.00%		$1,097,367,951

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

135

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.08%

AUSTRALIA — 6.55%
Abacus Property Group	460,200	$1,040,411
Acrux Ltd.	425,203	407,761
Adelaide Brighton Ltd.	1,555,710	5,636,040
AET&D Holdings No. 1 Pty Ltd.[a,b]	169,200	2
Ainsworth Game Technology Ltd.	208,650	802,297
Ansell Ltd.	410,670	6,883,356
APN News & Media Ltd.[b]	2,018,809	1,328,074
Aquarius Platinum Ltd.[b,c]	1,416,480	505,289
Aquila Resources Ltd.[b]	410,280	950,362
ARB Corp. Ltd.	122,070	1,379,868
Ardent Leisure Group	793,650	1,963,401
Aristocrat Leisure Ltd.	773,370	3,604,325
Arrium Ltd.	3,308,760	3,648,219
Astro Japan Property Trust	403,650	1,421,207
Atlas Iron Ltd.	1,896,570	1,590,326
Aurora Oil and Gas Ltd.[b,c]	797,550	3,014,996
Austin Engineering Ltd.	242,190	462,266
Australand Property Group	530,010	2,101,825
Australian Agricultural Co. Ltd.[b]	1,277,712	1,515,345
Automotive Holdings Group	370,890	1,374,592
Aveo Group	801,450	1,507,444
AWE Ltd.[b]	1,534,650	2,225,320
Beach Energy Ltd.	3,026,790	4,809,668
Beadell Resources Ltd.[b,c]	2,044,380	1,250,185
BlueScope Steel Ltd.[b]	1,210,704	7,257,899
Bradken Ltd.	403,758	1,582,451
Breville Group Ltd.	148,980	1,264,422
Buru Energy Ltd.[b,c]	377,520	409,255
BWP Trust	955,110	2,212,392
Cabcharge Australia Ltd.	216,208	777,270
Cardno Ltd.	274,693	1,776,527
carsales.com Ltd.	378,690	3,806,995
Challenger Diversified Property Group	393,120	998,032
Challenger Ltd.	1,088,266	7,108,744
Charter Hall Retail REIT	667,348	2,386,758
Credit Corp. Group Ltd.	100,620	839,065
Cromwell Group	2,785,380	2,554,985
CSR Ltd.	867,750	2,934,649
Cudeco Ltd.[b,c]	380,250	660,601
David Jones Ltd.	1,367,836	4,980,756
Decmil Group Ltd.	378,691	712,278
Domino’s Pizza Enterprises Ltd.	105,690	1,938,955
Downer EDI Ltd.	960,761	4,442,062
Drillsearch Energy Ltd.[b,c]	961,350	1,429,635
DUET Group	2,945,020	5,921,295
DuluxGroup Ltd.	640,380	3,399,860
Energy Resources of Australia Ltd.[b,c]	846,708	1,039,485
Energy World Corp. Ltd.[b,c]	2,212,209	584,171
Envestra Ltd.	2,455,914	2,650,988
Evolution Mining Ltd.	1,416,090	1,121,826
Fairfax Media Ltd.	4,174,950	3,790,932
FlexiGroup Ltd.	322,530	1,153,523
G.U.D Holdings Ltd.[c]	189,150	937,624
G8 Education Ltd.	455,520	1,971,029
Goodman Fielder Ltd.	3,543,540	2,216,204
GrainCorp Ltd. Class A	472,290	3,877,137

Security	Shares	Value

Grange Resources Ltd.	2,558,790	$616,420
GWA Group Ltd.	400,140	997,316
Hills Ltd.	613,470	960,614
Horizon Oil Ltd.[b,c]	3,224,910	1,135,455
iiNET Ltd.	334,743	2,220,717
Independence Group NL	483,303	1,938,992
Investa Office Fund	1,639,221	5,072,858
Invocare Ltd.	218,400	2,153,094
IOOF Holdings Ltd.	625,560	4,915,113
Iress Ltd.	176,280	1,352,390
JB Hi-Fi Ltd.[c]	278,850	4,986,509
Kagara Ltd.[a,b,c]	901,138	8
Karoon Gas Australia Ltd.[c]	441,480	1,006,271
Lynas Corp. Ltd.[b,c]	4,869,788	744,497
M2 Group Ltd.[c]	310,050	1,620,241
MACA Ltd.	436,800	870,141
Macquarie Atlas Roads Group	658,710	1,898,119
Magellan Financial Group Ltd.	202,800	2,348,803
Maverick Drilling & Exploration Ltd.[b,c]	912,210	236,658
McMillan Shakespeare Ltd.	99,060	891,223
Medusa Mining Ltd.[b]	569,010	948,989
Mermaid Marine Australia Ltd.	541,358	1,073,413
Mesoblast Ltd.[b,c]	326,040	1,407,750
Metals X Ltd.[b]	3,511,560	666,995
Mineral Deposits Ltd.[b,c]	370,890	687,296
Mineral Resources Ltd.	193,050	2,078,474
Monadelphous Group Ltd.[c]	152,100	2,463,425
Mount Gibson Iron Ltd.	1,824,046	1,233,750
Myer Holdings Ltd.	1,240,200	2,551,017
Navitas Ltd.	296,400	2,018,525
Northern Star Resources Ltd.	1,106,820	1,199,863
NRW Holdings Ltd.	767,130	796,078
Nufarm Ltd.	283,673	1,090,774
OM Holdings Ltd.[b]	1,172,730	364,009
OZ Minerals Ltd.	584,610	1,993,346
Pacific Brands Ltd.	2,794,364	1,307,504
Paladin Energy Ltd.[b,c]	2,151,630	867,213
PanAust Ltd.	1,083,586	1,611,414
Papillon Resources Ltd.[b]	1,076,790	1,297,009
Perpetual Ltd.	75,270	3,270,871
Platinum Asset Management Ltd.	264,030	1,609,711
Premier Investments Ltd.	175,500	1,613,086
Primary Health Care Ltd.	1,019,636	4,430,846
Programmed Maintenance Services Ltd.	388,830	1,019,565
Qube Logistics Holdings Ltd.	546,780	1,124,694
Recall Holdings Ltd.[b]	651,456	2,734,337
Regis Resources Ltd.	920,448	2,072,403
Reject Shop Ltd. (The)[c]	103,740	961,203
Resolute Mining Ltd.[b]	2,074,020	1,162,618
Roc Oil Co. Ltd.[b,c]	3,165,762	1,407,953
SAI Global Ltd.	480,573	1,901,323
Sandfire Resources NLb,c	184,470	970,829
Senex Energy Ltd.[b]	1,998,360	1,231,301
Seven West Media Ltd.	1,330,680	2,299,435
Sigma Pharmaceuticals Ltd.	4,037,430	2,712,137
Silex Systems Ltd.[b]	381,030	639,008
Silver Lake Resources Ltd.[b]	1,597,440	606,844
Sims Metal Management Ltd.[b]	300,300	2,723,998
Sirius Resources NLb,c	458,250	1,142,151
Sirtex Medical Ltd.	123,630	1,803,006
Skilled Group Ltd.	462,248	1,173,530
SMS Management & Technology Ltd.	207,480	720,902
Southern Cross Media Group Ltd.	1,569,750	1,868,970

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Spark Infrastructure Group	2,585,754	$4,228,639
St Barbara Ltd.[b,c]	1,849,380	368,412
Starpharma Holdings Ltd.[b]	652,470	429,228
Steadfast Group Ltd.	1,622,400	2,299,948
STW Communications Group Ltd.	1,376,026	1,797,689
Sundance Energy Australia Ltd.[b]	1,078,350	1,039,111
Super Retail Group Ltd.	234,390	2,206,488
Tassal Group Ltd.	789,806	3,036,947
Ten Network Holdings Ltd.[b,c]	3,978,780	995,365
Tiger Resources Ltd.[b]	2,780,700	914,642
TPG Telecom Ltd.	537,113	2,956,111
Transfield Services Ltd.[b]	1,169,610	1,034,935
Transpacific Industries Group Ltd.[b]	2,912,130	3,008,530
UGL Ltd.	453,570	2,836,722
UXC Ltd.	700,050	548,093
Virtus Health Ltd.	196,170	1,348,668
Western Areas NL	385,207	1,474,052
Western Desert Resources Ltd.[b,c]	1,111,500	504,631
Whitehaven Coal Ltd.[b,c]	1,331,850	1,801,677
Wotif.com Holdings Ltd.[c]	326,040	806,586

		264,619,862
AUSTRIA — 0.93%
Austria Technologie & Systemtechnik AG	32,868	383,315
CA Immobilien Anlagen AGb	120,900	2,301,612
conwert Immobilien Invest SEc	337,350	4,855,269
EVN AG	52,828	736,149
Kapsch TrafficCom AGc	5,258	291,583
Lenzing AG	15,788	1,006,978
Oesterreichische Post AG	124,806	6,369,957
RHI AG	103,740	3,630,537
S IMMO AG	622,911	4,917,889
Schoeller-Bleckmann Oilfield Equipment AG	32,943	4,182,651
Wienerberger AG	322,268	5,980,959
Zumtobel AG	136,658	2,842,245

		37,499,144
BELGIUM — 1.33%
Ackermans & van Haaren NV	90,870	11,742,801
Agfa-Gevaert NVb	571,740	2,187,978
Barco NV	42,515	3,164,389
Bekaert NV	72,930	2,965,880
Cofinimmo SA	44,850	5,493,575
Compagnie Maritime Belge SA	44,643	1,324,654
Econocom Group SAc	114,270	1,225,066
Elia System Operator SA	84,240	4,464,207
Euronav SAb	99,450	1,201,042
EVS Broadcast Equipment SA	30,993	1,959,583
Galapagos NVb,c	86,363	1,868,046
Intervest Offices & Warehouses	60,450	1,885,880
KBC Ancora SCA[b]	64,740	2,371,596
Nyrstar NVc	394,680	1,569,493
RHJ International SAb,c	263,640	1,290,391
SA D’Ieteren NV	40,170	1,856,404
Tessenderlo Chemie NV	122,460	3,746,566
ThromboGenics NVb,c	69,810	2,219,509
Viohalco SAb	167,700	1,050,312

		53,587,372

Security	Shares	Value

DENMARK — 2.73%
ALK-Abello A/Sc	33,727	$4,667,728
Alm. Brand A/Sb	170,593	827,129
Amagerbanken A/Sa,b	130,550	—
Auriga Industries A/S Class Bb	42,151	1,558,233
Bang & Olufsen A/S Class Bb	182,283	1,879,363
Bavarian Nordic A/Sb	86,363	1,828,960
Christian Hansen Holding A/S	169,650	7,642,531
D/S Norden A/S	64,528	2,577,260
FLSmidth & Co. A/Sc	111,150	5,936,342
Genmab A/Sb	82,463	3,062,270
GN Store Nord A/S	417,300	10,062,240
IC Companys A/S	20,280	604,665
Jyske Bank A/S Registered[b]	107,418	5,896,661
NKT Holding A/S	77,783	4,898,419
Pandora A/S	185,250	12,454,273
Rockwool International A/S Class B	11,700	2,253,908
Royal Unibrew A/Sb	25,533	3,970,077
Schouw & Co. A/S	34,503	1,922,869
SimCorp A/S	154,830	5,925,076
Solar Holdings A/S Class B	16,178	1,117,994
Sydbank A/Sb	173,318	4,617,048
Topdanmark A/Sb	147,492	4,309,916
United International Enterprises Ltd.	6,630	1,324,017
Vestas Wind Systems A/Sb	476,970	21,159,089

		110,496,068
FINLAND — 1.56%
Amer Sports OYJ Class A	309,270	6,380,812
Cargotec Corp. OYJ Class B	51,870	2,312,957
Caverion Corp.	311,610	3,439,218
Citycon OYJ	1,301,430	4,872,141
HKScan OYJ Class A	62,190	329,397
Huhtamaki OYJ	269,516	7,074,087
Kemira OYJ	96,893	1,477,816
Kesko OYJ Class B	92,820	3,788,913
Konecranes OYJ	132,600	4,270,984
Metsa Board OYJ Class B	216,840	1,013,222
Outokumpu OYJ[b,c]	13,124,560	4,003,526
Outotec OYJ[c]	440,310	4,917,670
Poyry OYJ[b]	67,260	373,037
Ramirent OYJ	115,998	1,296,346
Rautaruukki OYJ[b]	148,200	1,841,160
Sponda OYJ	263,640	1,356,190
Stockmann OYJ Abp Class B	42,693	605,574
Technopolis OYJ	243,873	1,481,061
Tieto OYJ	186,030	5,078,833
Uponor OYJ	207,480	4,105,211
YIT OYJ[c]	311,610	3,197,263

		63,215,418
FRANCE — 3.96%
Air France-KLM[b,c]	260,520	3,744,084
ALTEN	23,790	1,213,390
Altran Technologies SAb	415,350	4,519,112
Aperam[b]	104,298	2,710,072
Beneteau SAb	192,052	3,321,962
BOURBON SA	130,690	4,301,880
Club Mediterranee SAb	109,200	2,846,530
Compagnie Plastic Omnium SA	91,260	3,100,143

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Derichebourg	467,318	$1,814,286
Eiffage SA	61,230	4,622,718
Etablissements Maurel et Prom	222,300	3,960,754
Euler Hermes SA	20,280	2,444,966
Eurofins Scientific SE	24,960	6,921,653
Faurecia[b]	114,270	5,132,695
GameLoft SAb,c	124,800	1,240,706
Groupe Steria SCA	113,100	3,184,988
Haulotte Group[b]	168,248	3,207,657
Havas SA	950,040	7,547,998
Ingenico SAc	96,732	8,429,672
Ipsen SA	30,420	1,348,879
Ipsos SA	54,600	2,115,214
Jacquet Metal Service SA	122,238	2,619,452
Korian-Medica	55,770	2,094,038
M6-Metropole Television	56,940	1,218,990
Montupet	14,430	1,192,271
MPI	280,153	1,678,086
Neopost SA	61,230	5,014,100
Nexans SA	94,550	5,315,377
Nexity	85,973	3,850,347
Orco Property Group[b]	265,590	228,317
Orpea SA	111,540	8,100,865
Parrot SAb	25,127	768,218
PSA Peugeot Citroen SAb,c	484,380	8,566,470
Rubis SCA	57,617	4,096,698
Saft Groupe SA	108,198	3,845,060
SEB SA	67,474	6,213,990
Sechilienne-Sidec	94,943	2,646,027
Societe Television Francaise 1	209,040	3,550,592
Soitec SAb,c	390,967	1,187,188
Technicolor SA Registered[b]	829,530	6,185,690
Teleperformance SA	161,470	9,244,256
Ubisoft Entertainment SAb	148,980	2,774,209
Vicat SA	10,140	879,428
Virbac SA	4,290	1,027,568

		160,026,596
GERMANY — 6.00%
Aareal Bank AGb	88,530	4,010,895
ADVA Optical Networking SEb	181,113	811,627
AIXTRON SEb	231,413	3,672,305
Alstria Office REIT AG	111,150	1,532,673
Aurubis AG	99,840	5,318,598
Balda AGc	157,633	733,507
Bechtle AG	18,721	1,661,545
Bertrandt AG	21,638	3,271,734
Bilfinger Berger SE	117,390	13,937,738
Borussia Dortmund GmbH & Co. KGaA	262,470	1,367,640
CANCOM SEc	24,180	1,061,289
Carl Zeiss Meditec AG Bearer	53,430	1,624,277
CENTROTEC Sustainable AG	33,723	861,527
Colonia Real Estate AGb,c	109,200	673,780
CTS Eventim AG	41,730	2,655,806
Delticom AGc	11,700	554,814
Deutsche EuroShop AG	57,330	2,757,538
DEUTZ AGb	377,628	3,147,358
Dialog Semiconductor PLC[b,c]	116,389	2,939,520
DMG MORI SEIKI AG	194,610	6,106,396
Draegerwerk AG & Co. KGaA	6,428	658,919
Drillisch AG	87,750	3,265,614
Duerr AG	46,800	3,688,376

Security	Shares	Value

ElringKlinger AG	124,416	$5,005,345
Freenet AG	292,633	10,109,262
GAGFAH SAb	247,282	3,901,845
Gerresheimer AG	91,260	6,183,205
Gerry Weber International AG	35,100	1,849,379
Gesco AG	8,970	932,801
Heidelberger Druckmaschinen AGb,c	601,058	1,896,810
Indus Holding AG	27,690	1,297,702
KION Group AGb	43,290	2,045,008
Kloeckner & Co. SEb	254,418	3,845,117
Kontron AG	290,683	2,023,695
Krones AG	12,090	1,154,662
KUKA AG	104,545	5,341,657
KWS Saat AG	3,510	1,252,711
LEG Immobilien AG	78,000	5,199,892
LEONI AG	101,010	7,497,161
LPKF Laser & Electronics AG	44,460	994,966
MLP AG	229,860	1,561,690
MorphoSys AGb	70,590	6,040,938
MTU Aero Engines Holding AG	135,720	12,764,415
Nordex SEb,c	131,430	2,092,959
NORMA Group SE	60,840	3,176,909
PATRIZIA Immobilien AGb	87,459	1,031,975
Pfeiffer Vacuum Technology AG	15,990	1,901,156
Prime Office AGb	196,239	804,041
QSC AG	314,468	1,613,730
R Stahl AG	8,768	520,331
Rational AG	3,120	994,988
Rheinmetall AG	104,910	6,956,761
Rhoen Klinikum AG	228,150	7,359,677
SAF-Holland SA	86,970	1,298,132
Salzgitter AG	60,840	2,575,861
SGL Carbon SEc	98,670	3,283,459
Software AG	165,750	6,226,987
Stada Arzneimittel AG	147,420	6,422,407
Stroer Out-Of-Home Media AGb	49,715	854,760
Symrise AG	290,550	14,654,099
TAG Immobilien AG	194,610	2,469,812
Tom Tailor Holding AGb,c	42,120	817,620
TUI AG	252,330	4,189,668
Vossloh AG	30,030	2,962,549
Wacker Chemie AG	26,520	3,108,644
Wacker Neuson SE	29,250	555,017
Wincor Nixdorf AG	84,641	5,525,257
Wirecard AG	288,210	12,074,437
XING AG	12,668	1,618,421

		242,301,394
GREECE — 0.00%
Bank of Cyprus PLC[a,b]	2,140,177	30

		30
HONG KONG — 2.82%
Bonjour Holdings Ltd.	3,900,000	669,044
Brightoil Petroleum (Holdings) Ltd.[b,c]	6,630,512	2,044,013
Cafe de Coral Holdings Ltd.	2,340,000	7,349,426
Champion REIT	8,596,000	4,046,950
Chow Sang Sang Holdings International Ltd.[c]	390,000	956,784
Citic Telecom International Holdings Ltd.[c]	2,730,000	943,705
CK Life Sciences International (Holdings) Inc.[c]	10,518,000	1,058,197
CSI Properties Ltd.	19,500,000	679,105

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

CST Mining Group Ltd.[b]	65,520,000	$431,005
Dah Sing Banking Group Ltd.	780,000	1,169,067
Dickson Concepts International Ltd.	1,365,000	822,220
Emperor Watch & Jewellery Ltd.	11,700,000	875,291
Esprit Holdings Ltd.[c]	4,144,200	6,884,861
FIH Mobile Ltd.[b,c]	5,070,000	2,733,524
G-Resources Group Ltd.[b]	74,882,400	2,057,302
Giordano International Ltd.	3,900,000	2,620,843
Great Eagle Holdings Ltd.	390,000	1,395,938
Hilong Holding Ltd.[c]	1,170,000	609,685
HKR International Ltd.	1,560,000	639,868
Hong Kong Television Network Ltd.[b]	2,730,000	778,204
Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	5,460,000	1,788,813
I.T Ltd.	780,000	211,277
IRC Ltd.[b]	3,120,000	301,825
Johnson Electric Holdings Ltd.	5,655,000	5,404,922
K. Wah International Holdings Ltd.[c]	2,730,000	1,813,462
Lai Sun Development Co. Ltd.[b,c]	52,650,665	1,229,196
Luk Fook Holdings International Ltd.	780,000	2,213,380
Macau Legend Development Ltd.[b,c]	2,730,000	2,081,080
Man Wah Holdings Ltd.[c]	543,600	890,475
Melco International Development Ltd.	1,950,000	5,973,610
Midland Holdings Ltd.[c]	3,120,000	1,307,906
Mongolia Energy Corp. Ltd.[b]	15,210,000	319,783
Neo-Neon Holdings Ltd.[b]	2,145,000	387,341
Newocean Energy Holdings Ltd.[c]	2,340,000	1,542,323
Orient Overseas International Ltd.[c]	195,000	930,626
Pacific Basin Shipping Ltd.	5,070,000	2,949,328
Pacific Textile Holdings Ltd.	780,000	989,984
Pico Far East Holdings Ltd.	1,560,000	416,518
Playmates Toys Ltd.[b]	1,560,000	655,965
Prosperity REIT	5,070,000	1,497,553
Sa Sa International Holdings Ltd.[c]	1,560,000	1,307,906
Samson Holding Ltd.	3,510,000	461,791
Shun Tak Holdings Ltd.	3,120,000	1,533,268
Singamas Container Holdings Ltd.	3,120,000	676,087
SITC International Holdings Co. Ltd.	1,950,000	860,200
SmarTone Telecommunications Holding Ltd.[c]	780,000	803,859
SPT Energy Group Inc.	1,560,000	847,121
Stella International Holdings Ltd.[c]	780,000	1,923,628
Techtronic Industries Co. Ltd.	3,315,000	10,561,342
Television Broadcasts Ltd.	518,500	3,233,582
Texwinca Holdings Ltd.	1,560,000	1,676,132
Trinity Ltd.[c]	2,340,000	600,631
Value Partners Group Ltd.[c]	1,560,000	1,002,057
VST Holdings Ltd.	2,628,000	667,775
VTech Holdings Ltd.	390,600	5,390,818
Wing Hang Bank Ltd.	390,000	6,277,949
Xinyi Glass Holdings Co. Ltd.[c]	3,900,000	3,068,549
Xinyi Solar Holdings Ltd.[b]	5,026,000	1,348,418

		113,911,512
IRELAND — 0.91%
C&C Group PLC	900,128	5,354,227
FBD Holdings PLC	182,283	4,383,850
Glanbia PLC	313,688	4,677,821
Kingspan Group PLC	198,510	3,733,683
Paddy Power PLC	109,980	8,478,592
Smurfit Kappa Group PLC	453,180	10,075,694

		36,703,867

Security	Shares	Value

ISRAEL — 1.13%
Africa Israel Investments Ltd.[b]	100,230	$218,860
Africa Israel Properties Ltd.[b]	49,140	871,978
Airport City Ltd.[b]	147,973	1,509,100
AL-ROV (Israel) Ltd.[b]	19,538	820,739
Alony Hetz Properties & Investments Ltd.	142,740	1,021,074
Alrov Properties and Lodgings Ltd.[b]	21,249	636,617
Amot Investments Ltd.	240,383	786,854
Babylon Ltd.[c]	44,983	63,771
Bayside Land Corp. Ltd.	2,340	625,816
Cellcom Israel Ltd.	85,800	1,086,227
Clal Insurance Enterprises Holdings Ltd.	14,820	289,053
Delek Automotive Systems Ltd.	38,013	383,502
Discount Investment Corp. Ltd. Registered[b]	155,610	1,421,094
Electra (Israel) Ltd.	5,648	815,063
EZchip Semiconductor Ltd.[b]	51,126	1,224,791
Frutarom	128,863	3,090,061
Gazit Globe Ltd.	110,370	1,417,371
Hadera Paper Ltd.[b]	13,448	669,039
Harel Insurance Investments & Financial Services Ltd.	144,300	821,701
Israel Discount Bank Ltd. Class Ab	699,270	1,248,516
Ituran Location and Control Ltd.	89,483	2,156,092
Jerusalem Economy Ltd.	46,599	463,122
Jerusalem Oil Exploration Ltd.[b]	55,949	2,395,517
Kamada Ltd.[b,c]	66,690	967,220
MATRIX IT Ltd.	183,843	1,130,794
Melisron Ltd.	61,408	1,633,627
Menorah Mivtachim Holdings Ltd.	55,170	660,676
Migdal Insurance & Financial Holdings Ltd.	137,789	225,515
Naphtha Israel Petroleum Corp. Ltd.[b]	281,324	2,105,883
Nitsba Holdings (1995) Ltd.[b]	65,548	1,003,871
Norstar Holdings Inc.	36,453	979,017
Oil Refineries Ltd.[b]	1,658,406	460,921
Ormat Industries Ltd.	90,263	672,285
Osem Investment Ltd.	75,833	1,799,371
Partner Communications Co. Ltd.[b]	138,450	1,239,582
Paz Oil Co. Ltd.	7,020	1,095,398
Plasson Industries Ltd.	25,923	1,098,692
Property & Building Corp. Ltd.	10,329	702,168
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	50,708	2,622,348
Shikun & Binui Ltd.	388,440	1,010,911
Shufersal Ltd.	229,463	857,180
Strauss Group Ltd.	66,478	1,202,303

		45,503,720
ITALY — 3.62%
A2A SpA	2,482,740	3,031,069
Arnoldo Mondadori Editore SpA[b]	1,271,790	2,354,138
Azimut Holding SpA	356,850	11,108,036
Banca Carige SpA[b,c]	2,019,030	1,489,326
Banca Generali SpA	120,510	3,786,328
Banca Popolare dell’Emilia Romagna SCb	708,630	8,140,429
Banca Popolare di Milano Scrl[b,c]	5,997,951	6,037,745
Banca Popolare di Sondrio Scrl	578,370	4,146,022
Beni Stabili SpA[c]	3,457,422	3,084,865
Buzzi Unicem SpA	293,413	5,195,239
CIR SpA[b]	2,327,239	3,581,783
Danieli & C. Officine Meccaniche SpA RNC	217,768	5,217,627
Davide Campari-Milano SpA	880,230	7,640,218
De’Longhi SpA	65,130	1,412,385
DiaSorin SpA[c]	53,040	2,185,685

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

EI Towers SpA	26,288	$1,494,434
ERG SpA	229,073	3,951,205
Gruppo Editoriale L’Espresso SpA[b,c]	1,324,440	3,053,935
GTECH SpA	119,340	3,498,052
Hera SpA	2,062,869	6,069,491
Immsi SpA[b]	1,158,690	1,235,460
Interpump Group SpA	150,930	2,136,666
Italcementi SpA RNC	391,950	3,043,364
Juventus Football Club SpA[b]	3,609,882	1,233,301
Marr SpA	264,948	5,124,720
Mediaset SpA[b]	1,542,840	8,496,995
Mediolanum SpA	482,040	4,324,368
Piaggio & C. SpA[c]	234,000	966,219
Recordati SpA	426,270	7,447,158
Reply SpA	31,200	2,811,922
Salvatore Ferragamo SpA	76,050	2,405,247
Saras SpA[b,c]	602,940	1,045,007
Societa Cattolica di Assicurazioni Scrl	210,697	5,200,123
Sogefi SpA[b]	208,419	1,319,497
Sorin SpA[b]	723,060	2,201,618
Tod’s SpA	21,840	3,055,477
Unipol Gruppo Finanziario SpA	603,330	4,354,225
Yoox SpA[b]	97,110	3,479,299

		146,358,678
JAPAN — 24.88%
77 Bank Ltd. (The)	780,000	3,520,117
Access Co. Ltd.[b,c]	195,000	1,069,016
Accordia Golf Co. Ltd.[c]	234,000	3,000,881
Achilles Corp.	780,000	1,030,837
Adastria Holdings Co. Ltd.	54,840	1,192,361
Adeka Corp.	234,000	2,574,802
Aderans Co. Ltd.	39,000	554,361
Advance Residence Investment Corp.	2,730	6,181,586
Adways Inc.[b,c]	78,000	1,112,540
AEON Delight Co. Ltd.	39,000	859,794
Ai Holdings Corp.	234,000	3,729,339
Aida Engineering Ltd.	156,000	1,487,460
AIFUL Corp.[b,c]	702,000	2,398,414
Airport Facilities Co. Ltd.	117,000	808,634
Akebono Brake Industry Co. Ltd.	234,000	1,191,189
Alpha Systems Inc.	45,000	656,828
Alps Electric Co. Ltd.	429,000	4,854,860
Anritsu Corp.	390,000	4,363,877
Aoyama Trading Co. Ltd.	117,000	2,903,524
Arcs Co. Ltd.	39,000	781,909
Asahi Diamond Industrial Co. Ltd.	156,000	2,110,543
Asahi Holdings Inc.	78,000	1,231,659
Atsugi Co. Ltd.	780,000	862,849
Autobacs Seven Co. Ltd.	156,000	2,414,449
Avex Group Holdings Inc.	78,000	1,441,645
Awa Bank Ltd. (The)	1,170,000	6,265,198
Azbil Corp.	234,200	5,312,202
Bank of Iwate Ltd. (The)[c]	39,000	1,731,424
Bank of Nagoya Ltd. (The)	780,000	2,932,159
Benefit One Inc.	117,000	1,020,529
Broadleaf Co. Ltd.	78,000	1,253,803
Calsonic Kansei Corp.	390,000	1,920,411
Canon Marketing Japan Inc.	156,000	2,513,715
Capcom Co. Ltd.	156,000	2,716,828
Century Tokyo Leasing Corp.	117,000	3,383,436
COMSYS Holdings Corp.	390,000	6,395,007

Security	Shares	Value

Cosmo Oil Co. Ltd.	1,170,000	$2,187,665
CROOZ Inc.[c]	39,000	1,567,254
CyberAgent Inc.	117,000	4,822,026
Daiei Inc. (The)[b]	379,900	1,067,365
Daifuku Co. Ltd.	390,000	4,493,686
Daihen Corp.	780,000	2,955,066
Daiichikosho Co. Ltd.	78,000	2,251,043
Daikokutenbussan Co. Ltd.	42,000	1,091,219
Daikyo Inc.	780,000	1,519,530
Dainippon Screen Manufacturing Co. Ltd.	390,000	1,702,790
Daio Paper Corp.	390,000	4,092,805
Daiseki Co. Ltd.	78,000	1,237,004
Daishi Bank Ltd. (The)	1,950,000	7,044,053
Daiwa House REIT Investment Corp.[c]	780	3,172,687
Daiwa Office Investment Corp.[c]	780	3,993,539
Daiwabo Holdings Co. Ltd.	780,000	1,343,906
Daiwahouse Residential Investment Corp.	780	3,233,774
DCM Holdings Co. Ltd.	234,000	1,582,907
Denki Kagaku Kogyo K.K.	780,000	2,588,546
DIC Corp.	1,560,000	4,138,620
Digital Garage Inc.	78,000	1,136,975
DISCO Corp.	78,000	4,741,850
DMG Mori Seiki Co Ltd.	312,400	3,899,266
Dowa Holdings Co. Ltd.	390,000	3,275,771
Dr. Ci:Labo Co. Ltd.[c]	78,000	2,496,916
Duskin Co. Ltd.	312,000	5,766,579
Ebara Corp.	1,170,000	6,952,423
EDION Corp.	312,400	1,819,657
Euglena Co. Ltd.[b,c]	156,000	1,469,134
Exedy Corp.	156,000	4,166,109
Frontier Real Estate Investment Corp.	780	4,046,990
Fudo Tetra Corp.[c]	624,000	1,392,775
Fuji Machine Manufacturing Co. Ltd.	390,000	3,447,577
Fuji Oil Co. Ltd.	234,000	726,167
Fuji Oil Co. Ltd. New	195,000	2,638,179
Fuji Soft Inc.	117,000	2,446,520
Fujikura Ltd.	1,170,000	5,039,648
Fujimi Inc.	39,000	450,514
Furukawa Electric Co. Ltd.	1,560,000	3,512,482
Fuso Pharmaceutical Industries Ltd.	390,000	1,252,276
Futaba Industrial Co. Ltd.	312,000	1,398,884
Gakken Holdings Co. Ltd.	390,000	1,057,562
Global One Real Estate Investment Corp. Ltd.	1,560	4,879,295
Glory Ltd.	234,200	6,043,575
GLP J-REIT	4,680	4,622,731
GMO Internet Inc.	273,000	2,407,959
GNI Group Ltd.[b,c]	390,000	897,210
GS Yuasa Corp.	780,000	4,413,510
Gulliver International Co. Ltd.	273,000	2,228,899
Gunze Ltd.	390,000	1,065,198
H.I.S. Co. Ltd.	156,000	4,326,461
H2O Retailing Corp.	390,000	2,943,612
Hanwa Co. Ltd.	1,170,000	4,570,044
Haseko Corp.	704,200	4,460,278
Heiwa Corp.	78,000	1,298,855
Heiwa Real Estate Co. Ltd.	195,000	3,060,059
Heiwa Real Estate REIT Inc.	1,950	1,588,253
Higo Bank Ltd. (The)	1,170,000	6,013,216
Hitachi Zosen Corp.	586,100	2,868,820
Hogy Medical Co. Ltd.	78,000	4,016,446
Hokkoku Bank Ltd. (The)	1,560,000	5,222,907
Honeys Co. Ltd.	128,280	1,201,801
HORIBA Ltd.	78,000	2,691,630

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Hoshizaki Electric Co. Ltd.	78,000	$3,157,416
Hosiden Corp.	312,200	1,418,118
House Foods Group Inc.	234,000	3,894,273
Hyakugo Bank Ltd. (The)	1,170,000	4,535,683
Hyakujushi Bank Ltd. (The)	1,560,000	5,222,907
Ichigo Group Holdings Co. Ltd.[c]	312,000	922,408
Iino Kaiun Kaisha Ltd.	351,000	1,724,934
Inabata & Co. Ltd.	234,000	2,201,410
Internet Initiative Japan Inc.	78,000	1,808,928
Iriso Electronics Co. Ltd.	39,000	1,962,408
Iseki & Co. Ltd.	780,000	2,015,859
Ishihara Sangyo Kaisha Ltd.[b]	1,170,000	1,111,013
IT Holdings Corp.	273,300	4,232,605
ITO EN Ltd.	117,000	2,502,643
IwaiCosmo Holdings Inc.	117,000	1,137,357
Izumi Co. Ltd.	156,000	4,564,699
J Trust Co. Ltd.	156,000	1,679,883
JAFCO Co. Ltd.	78,000	2,981,791
Japan Airport Terminal Co. Ltd.	195,500	4,503,294
Japan Digital Laboratory Co. Ltd.	234,000	3,410,925
Japan Excellent Inc.	3,900	5,177,092
Japan Hotel REIT Investment Corp.	5,850	2,694,493
Japan Logistics Fund Inc.	3,900	8,796,476
Japan Rental Housing Investments Inc.	2,730	1,689,046
Japan Securities Finance Co. Ltd.	468,000	2,574,802
Juki Corp.[b,c]	780,000	1,603,524
Juroku Bank Ltd. (The)	1,170,000	4,088,987
JVC Kenwood Corp.[b]	663,080	1,402,107
K’s Holdings Corp.	117,060	3,400,069
kabu.com Securities Co. Ltd.	312,000	1,383,612
Kagome Co. Ltd.[c]	273,000	4,620,822
Kagoshima Bank Ltd. (The)	780,000	4,871,659
Kaken Pharmaceutical Co. Ltd.	390,000	6,727,166
Kanematsu Corp.	1,950,000	2,997,063
Kasumi Co. Ltd.	195,000	1,376,358
Kawasaki Kisen Kaisha Ltd.	1,560,000	3,130,690
Kayaba Industry Co. Ltd.	390,000	1,588,253
Keihin Corp.	195,100	2,826,706
Keiyo Bank Ltd. (The)	1,170,000	5,154,185
Kenedix Inc.[b]	624,000	2,150,250
Kenedix Realty Investment Corp.	780	3,894,273
Kenedix Residential Investment Corp.	780	1,713,480
Kewpie Corp.	429,000	6,169,369
Kitz Corp.	702,000	3,319,295
Kiyo Bank Ltd. (The)	351,500	4,139,545
Koa Corp.	78,000	749,075
Kobayashi Pharmaceutical Co. Ltd.	156,000	9,468,429
Komeri Co. Ltd.	156,000	4,219,559
Konaka Co. Ltd.	78,000	547,489
Konishi Co. Ltd.	39,000	697,915
Kumagai Gumi Co. Ltd.[b]	390,000	1,007,930
Kyodo Printing Co. Ltd.	431,000	1,160,303
KYORIN Holdings Inc.	195,000	3,764,464
Leopalace21 Corp.[b]	585,000	3,023,789
Lintec Corp.	78,000	1,450,044
Lion Corp.	390,000	2,138,032
Macnica Inc.	39,000	1,154,919
Maeda Kosen Co. Ltd.[c]	78,000	1,160,646
Maruha Nichiro Corp.[b]	195,100	3,094,097
Marusan Securities Co. Ltd.	351,000	2,453,392
Matsui Securities Co. Ltd.	312,000	2,868,018
Matsuya Co. Ltd.	117,000	1,058,326
Medinet Co. Ltd.[b,c]	195,000	414,244

Security	Shares	Value

MEGMILK SNOW BRAND Co. Ltd.	78,000	$1,035,418
Meidensha Corp.	390,000	1,614,978
Meitec Corp.	195,600	5,206,426
MID REIT Inc.	1,170	2,648,106
Minebea Co. Ltd.	780,000	6,314,831
Ministop Co. Ltd.	78,000	1,182,790
Misumi Group Inc.	273,000	6,643,935
Mitsubishi Steel Manufacturing Co. Ltd.	1,170,000	2,336,564
Mitsui Engineering & Shipbuilding Co. Ltd.	1,560,000	3,023,789
Mitsui Mining & Smelting Co. Ltd.	1,170,000	2,897,797
Mitsumi Electric Co. Ltd.	195,000	1,250,367
Mizuno Corp.[c]	780,000	4,253,157
Monex Group Inc.	447,770	1,499,142
Mori Hills REIT Investment Corp.	2,340	3,124,581
MORI TRUST Sogo REIT Inc.	3,900	5,849,046
MOS Food Services Inc.	39,000	776,946
Moshi Moshi Hotline Inc.	117,000	1,184,317
Musashino Bank Ltd. (The)	156,000	4,993,833
Nagase & Co. Ltd.	390,000	4,780,029
NanoCarrier Co. Ltd.[b,c]	78,000	797,181
Nanto Bank Ltd. (The)	780,000	2,924,523
Net One Systems Co. Ltd.[c]	273,000	2,220,881
Next Co. Ltd.[c]	117,000	1,017,092
Nichi-Iko Pharmaceutical Co. Ltd.	222,700	3,457,682
Nichicon Corp.	195,000	1,446,990
Nichirei Corp.	390,000	1,893,686
Nifco Inc.	195,000	5,440,529
Nihon Kohden Corp.	156,200	6,399,383
Nihon Parkerizing Co. Ltd.	390,000	8,510,132
Nihon Unisys Ltd.	351,000	3,559,824
Nippon Accommodations Fund Inc.	780	2,748,899
Nippon Carbon Co. Ltd.	780,000	1,374,449
Nippon Chemi-Con Corp.[b]	390,000	1,244,640
Nippon Coke & Engineering Co. Ltd.	1,092,000	1,272,129
Nippon Denko Co. Ltd.	390,000	1,084,288
Nippon Kayaku Co. Ltd.	780,000	9,292,805
Nippon Konpo Unyu Soko Co. Ltd.	312,000	5,268,722
Nippon Light Metal Holdings Co. Ltd.	1,950,000	2,748,899
Nippon Paper Industries Co. Ltd.[c]	195,000	3,562,115
Nippon Seiki Co. Ltd.	390,000	6,814,978
Nippon Sharyo Ltd.	780,000	2,794,714
Nippon Sheet Glass Co. Ltd.[b]	2,340,000	3,000,881
Nippon Shinyaku Co. Ltd.	390,000	6,868,429
Nippon Shokubai Co. Ltd.	390,000	4,493,686
Nippon Suisan Kaisha Ltd.[b]	1,131,000	2,601,909
Nippon Yakin Kogyo Co. Ltd.[b,c]	390,000	1,080,470
Nishimatsuya Chain Co. Ltd.	312,400	2,241,696
Nishio Rent All Co. Ltd.	78,000	2,867,254
Nissan Chemical Industries Ltd.	234,000	3,493,392
Nisshin OilliO Group Ltd. (The)	780,000	2,611,454
Nisshin Steel Co. Ltd.	195,000	2,000,587
Nisshinbo Holdings Inc.	390,000	3,340,675
Nitto Boseki Co. Ltd.	780,000	3,252,863
Noevir Holdings Co. Ltd.	39,000	741,821
Nomura Co. Ltd.	117,000	830,396
Nomura Real Estate Master Fund Inc.	3,900	4,077,533
Nomura Real Estate Office Fund Inc.	780	3,375,037
North Pacific Bank Ltd.	702,000	2,845,110
NSD Co. Ltd.	312,400	3,862,567
NTN Corp.[b]	1,170,000	4,008,811
OBIC Co. Ltd.	156,000	4,680,764
Ogaki Kyoritsu Bank Ltd. (The)	1,170,000	3,161,233
Okasan Securities Group Inc.	390,000	2,718,355

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Oki Electric Industry Co. Ltd.	1,950,000	$3,817,915
Okinawa Electric Power Co. Inc. (The)	78,000	2,546,549
Okuma Corp.	393,000	3,370,220
OncoTherapy Science Inc.[b]	468,000	545,198
Onoken Co. Ltd.	117,000	1,234,714
Orient Corp.[b,c]	1,131,000	2,380,470
ORIX JREIT Inc.	5,850	7,444,934
OSG Corp.	273,000	4,404,347
Otsuka Kagu Ltd.	78,000	761,292
Pacific Metals Co. Ltd.[b]	390,000	1,813,510
Penta-Ocean Construction Co. Ltd.	585,000	1,912,775
Pigeon Corp.	78,000	3,493,392
Pioneer Corp.[b]	702,000	1,518,767
Premier Investment Corp.	780	3,012,335
Press Kogyo Co. Ltd.	390,000	1,427,900
Prima Meat Packers Ltd.	390,000	859,031
Pronexus Inc.	156,000	1,065,962
Proto Corp.	125,000	1,722,956
Raito Kogyo Co. Ltd.	156,000	1,343,906
Rengo Co. Ltd.	390,000	1,744,787
ReproCELL Inc.[b,c]	78,000	581,850
Resorttrust Inc.	312,000	4,889,985
Ringer Hut Co. Ltd.[c]	117,000	1,739,824
Riso Kagaku Corp.	39,000	960,206
Rohto Pharmaceutical Co. Ltd.	390,000	6,883,700
Roland Corp.	234,000	3,326,167
Ryohin Keikaku Co. Ltd.	78,000	8,765,932
Ryosan Co. Ltd.	78,000	1,648,576
S Foods Inc.	16,000	213,490
Saizeriya Co. Ltd.	195,000	2,237,298
San-in Godo Bank Ltd. (The)	780,000	5,146,549
Sanix Inc.[b,c]	78,000	921,645
Sanken Electric Co. Ltd.[b]	390,000	2,710,720
Sankyu Inc.	1,170,000	4,455,507
Sanoh Industrial Co. Ltd.	117,000	722,731
Sanshin Electronics Co. Ltd.	156,000	978,913
Sanwa Holdings Corp.	1,170,000	7,147,137
Sanyo Shokai Ltd.	390,000	1,065,198
Sanyo Special Steel Co. Ltd.	390,000	1,519,530
Sapporo Holdings Ltd.	780,000	3,306,314
Sato Holdings Corp.	39,000	846,432
Sawada Holdings Co. Ltd.	78,000	661,263
Sawai Pharmaceutical Co. Ltd.	78,000	4,833,480
SCSK Corp.	81,480	2,150,466
Seino Holdings Co. Ltd.	780,000	7,696,916
Senshu Ikeda Holdings Inc.	585,080	2,686,270
Seria Co. Ltd.	39,000	1,527,166
Shiga Bank Ltd. (The)	1,170,000	6,391,189
Shima Seiki Manufacturing Ltd.	117,000	1,951,718
Shimachu Co. Ltd.	234,400	5,156,112
Shinko Electric Industries Co. Ltd.	195,000	1,286,637
Shinko Plantech Co. Ltd.	273,300	2,057,442
Ship Healthcare Holdings Inc.	78,000	2,657,269
Showa Corp.	156,000	1,713,480
Sinanen Co. Ltd.	390,000	1,481,351
Sinfonia Technology Co. Ltd.[c]	780,000	1,198,825
SKY Perfect JSAT Holdings Inc.	546,000	2,934,449
Skymark Airlines Inc.[b,c]	234,000	717,004
SMS Co. Ltd.	39,000	832,687
Sodick Co. Ltd.	273,000	1,012,893
Sotetsu Holdings Inc.	1,560,000	5,574,156
Square Enix Holdings Co. Ltd.[c]	156,000	2,501,498
Star Micronics Co. Ltd.	234,200	2,886,518

Security	Shares	Value

Start Today Co. Ltd.	117,000	$2,449,956
Sugi Holdings Co. Ltd.	78,000	3,512,482
Sumitomo Bakelite Co. Ltd.	780,000	2,970,338
Sumitomo Forestry Co. Ltd.	507,000	5,161,821
Sumitomo Osaka Cement Co. Ltd.	1,170,000	4,650,220
Sumitomo Warehouse Co. Ltd. (The)	780,000	3,779,736
Sun Corp.	78,000	752,893
Sundrug Co. Ltd.	78,000	3,191,777
Systena Corp.	156,000	1,082,761
Tadano Ltd.	390,000	5,520,705
Taiyo Yuden Co. Ltd.	234,100	2,892,161
Takara Holdings Inc.	390,000	2,985,609
Takiron Co. Ltd.	28,000	113,480
Tekken Corp.[c]	390,000	1,137,739
Toagosei Co. Ltd.	1,170,000	4,902,203
TOC Co. Ltd.	546,000	3,714,831
Toda Corp.	1,170,000	4,100,441
Toho Holdings Co. Ltd.	156,000	3,149,016
Toho Zinc Co. Ltd.	780,000	2,481,645
Tohokushinsha Film Corp.	78,000	603,994
Tokai Carbon Co. Ltd.	780,000	2,504,552
Tokai Rika Co. Ltd.	117,000	2,034,185
Tokai Tokyo Financial Holdings Inc.	741,000	4,976,270
Tokuyama Corp.	780,000	2,260,206
Tokyo Broadcasting System Holdings Inc.	78,000	847,577
Tokyo Dome Corp.	390,000	1,744,787
Tokyo Ohka Kogyo Co. Ltd.	78,000	1,782,966
Tokyo Seimitsu Co. Ltd.	156,000	2,629,780
Tokyo Steel Manufacturing Co. Ltd.	273,000	1,333,598
Tokyo Tomin Bank Ltd. (The)	156,000	1,618,796
Tokyu Construction Co. Ltd.	320,640	1,415,650
TOKYU REIT Inc.	3,900	4,986,197
TOMONY Holdings Inc.	312,000	1,325,580
Tomy Co. Ltd.	429,000	2,036,858
Topcon Corp.	234,000	4,084,405
Topre Corp.	117,000	1,183,172
Toshiba Machine Co. Ltd.	390,000	1,748,605
Tosoh Corp.	1,170,000	4,466,960
Toyo Construction Co. Ltd.	312,000	1,105,668
Toyo Corp.	78,000	864,376
Toyo Kanetsu K.K.	390,000	927,753
Toyobo Co. Ltd.	1,560,000	2,519,824
TPR Co. Ltd.	117,000	1,727,225
TS Tech Co. Ltd.	156,000	4,163,054
TSI Holdings Co. Ltd.	234,000	1,578,326
Tsukuba Bank Ltd. (The)	390,000	1,404,993
UACJ Corp.	400,944	1,585,721
ULVAC Inc.[b]	156,000	2,956,593
Unipres Corp.	78,000	1,506,549
UNITED Inc.	39,000	561,997
Universal Entertainment Corp.	39,000	692,952
UNY Co. Ltd.	468,000	3,019,207
USEN Corp.[b]	444,040	1,634,450
Ushio Inc.	234,000	3,058,150
Valor Co. Ltd.	117,000	1,516,476
ValueCommerce Co. Ltd.[c]	78,000	690,279
VT Holdings Co. Ltd.	234,000	1,342,379
Wacoal Holdings Corp.	390,000	3,844,640
Wacom Co. Ltd.	429,000	2,809,604
Xebio Co. Ltd.	156,000	2,880,235
Yahagi Construction Co. Ltd.	156,000	1,530,220
YAMABIKO Corp.	39,000	1,452,717
Yodogawa Steel Works Ltd.	1,170,000	4,604,405

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Yokohama Reito Co. Ltd.	156,000	$1,262,966
Yondoshi Holdings Inc.	39,000	693,333
Yoshinoya Holdings Co. Ltd.[c]	468,000	5,933,040
Yumeshin Holdings Co. Ltd.[c]	78,000	664,317
Zenkoku Hosho Co. Ltd.	156,000	3,492,628
Zensho Holdings Co. Ltd.[c]	234,000	2,368,634
Zeon Corp.	780,000	7,261,674

		1,005,558,537
NETHERLANDS — 1.88%
Aalberts Industries NV	309,675	10,298,669
Arcadis NV	179,010	6,349,113
ASM International NV	95,333	4,163,131
BinckBank NV	203,338	2,295,540
Corbion NV	175,731	4,066,680
Eurocommercial Properties NV	46,593	2,137,729
Koninklijke BAM Groep NV	560,118	3,029,638
Koninklijke Wessanen NV	546,000	3,223,544
Nutreco NV	188,760	8,757,319
PostNL NVb	887,640	3,891,652
Royal Imtech NVb,c	948,178	1,852,406
SBM Offshore NVb	414,727	7,570,393
SNS REAAL NVa,b,c	291,555	4
Tetragon Financial Group Ltd.	156,000	1,609,920
TKH Group NV	56,728	1,974,270
TomTom NVb,c	147,420	1,047,167
USG People NV	236,873	4,080,818
VastNed Retail NV	85,973	4,418,958
Wereldhave NV	63,748	5,353,766

		76,120,717
NEW ZEALAND — 1.15%
Argosy Property Ltd.	1,010,100	798,355
Chorus Ltd.	794,040	1,207,423
Fisher & Paykel Healthcare Corp. Ltd.	1,672,710	5,877,432
Freightways Ltd.	1,450,020	6,228,560
Infratil Ltd.	774,540	1,530,437
Kathmandu Holdings Ltd.	363,870	1,140,992
Kiwi Income Property Trust	5,720,311	5,651,466
Mainfreight Ltd.	577,200	6,644,691
Sky Network Television Ltd.	786,630	4,521,060
SKYCITY Entertainment Group Ltd.	1,253,070	4,553,647
Synlait Milk Ltd.[b]	397,800	1,257,640
Trade Me Group Ltd.	678,210	2,301,468
Xero Ltd.[b,c]	142,740	3,881,173
Z Energy Ltd.	297,960	1,000,872

		46,595,216
NORWAY — 2.09%
Aker ASA Class Ac	16,770	565,936
Atea ASA	52,650	603,308
Austevoll Seafood ASA	207,238	1,336,099
BW Offshore Ltd.	720,720	939,002
BWG Homes ASA[b]	157,170	308,740
Cermaq ASA[c]	162,630	1,918,161
Deep Sea Supply PLC[b]	165,850	246,432
Det norske oljeselskap ASA[b,c]	95,723	1,043,839
DNO International ASA[b]	1,523,340	5,271,241
Electromagnetic GeoServices ASb,c	344,760	410,973
Fred Olsen Energy ASA	95,550	3,033,613

Security	Shares	Value

Golden Ocean Group Ltd.[c]	511,068	$901,819
Hoegh LNG Holdings Ltd.[b]	59,670	581,061
Kvaerner ASA	413,010	825,174
Leroey Seafood Group ASA	31,383	1,106,501
Marine Harvest ASA	662,024	8,091,763
Nordic Semiconductor ASA[b,c]	181,740	1,016,091
Norwegian Air Shuttle ASb,c	47,970	1,900,727
Norwegian Property ASA[b]	1,331,576	1,687,916
Opera Software ASA	205,920	2,651,746
Petroleum Geo-Services ASA	401,808	4,833,623
Polarcus Ltd.[b,c]	1,230,840	890,670
Prosafe SE	526,890	4,626,576
REC Silicon ASA[b,c]	3,710,070	2,060,562
Schibsted ASA	149,760	8,584,151
Sevan Drilling ASb	505,933	267,573
SpareBank 1 SMN	625,950	5,543,705
Stolt-Nielsen Ltd.[c]	140,790	3,793,891
Storebrand ASA[b]	948,480	5,306,048
TGS-NOPEC Geophysical Co. ASA[c]	257,400	8,859,321
Tomra Systems ASA	548,762	5,090,428

		84,296,690
PORTUGAL — 0.65%
Banco Comercial Portugues SA Registered[b]	28,006,680	8,504,347
Mota-Engil SGPS SAb	456,788	3,487,908
Portucel SA	1,332,240	6,308,243
Redes Energeticas Nacionais SAc	771,420	2,896,509
Semapa — Sociedade de Investimento e Gestao SGPS SA	335,010	5,023,652

		26,220,659
SINGAPORE — 2.58%
ARA Asset Management Ltd.	802,600	1,166,802
Ascendas India Trust	2,730,000	1,663,640
Asian Pay Television Trust	3,120,000	1,876,449
Biosensors International Group Ltd.[c]	2,712,000	2,052,336
Boustead Singapore Ltd.	1,170,000	1,766,161
Cambridge Industrial Trust	5,070,000	2,988,649
CapitaRetail China Trust	1,222,380	1,441,130
CDL Hospitality Trusts	2,730,000	3,903,573
COSCO Corp. (Singapore) Ltd.[c]	1,950,000	1,118,413
CSE Global Ltd.	1,560,000	739,395
Ezion Holdings Ltd.[c]	1,760,400	3,183,262
Ezra Holdings Ltd.[c]	2,342,000	1,958,896
First REIT	1,950,000	1,801,888
Frasers Centrepoint Trust	1,170,000	1,672,960
Frasers Commercial Trust	1,950,000	1,972,757
GMG Global Ltd.	10,920,000	782,889
Hi-P International Ltd.	780,000	360,378
Hong Leong Asia Ltd.	780,000	991,038
Hyflux Ltd.[c]	1,170,500	1,118,891
Indofood Agri Resources Ltd.	972,000	824,615
Keppel Infrastructure Trust	1,170,000	978,611
KrisEnergy Ltd.[b,c]	1,170,000	671,048
Lippo Malls Indonesia Retail Trust	4,082,000	1,316,931
M1 Ltd.	780,000	2,087,705
Mapletree Greater China Commercial Trust[c]	3,900,000	2,625,164
Mapletree Industrial Trust	4,290,960	4,922,119
Mapletree Logistics Trust	3,900,000	3,417,374
Midas Holdings Ltd.[c]	3,120,000	1,168,120
Neptune Orient Lines Ltd.[b,c]	1,170,000	945,991
OSIM International Ltd.[c]	780,000	1,801,888

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

OUE Hospitality Trust	61,833	$42,852
OUE Ltd.[c]	371,000	670,865
Perennial China Retail Trust[c]	3,510,000	1,551,798
Raffles Education Corp. Ltd.[b,c]	3,120,397	733,275
Raffles Medical Group Ltd.	390,000	1,127,733
Rowsley Ltd.[b,c]	3,120,000	708,328
SATS Ltd.	780,000	1,969,650
Singapore Post Ltd.	8,190,000	9,231,569
SMRT Corp. Ltd.[c]	3,510,000	3,411,160
Soilbuild Business Space REIT	3,510,000	2,194,886
Stamford Land Corp. Ltd.	2,340,000	1,109,093
Suntec REIT[c]	8,190,000	11,188,792
Super Group Ltd.	390,000	1,087,346
Swiber Holdings Ltd.[c]	2,730,000	1,391,803
Tat Hong Holdings Ltd.[c]	780,000	503,286
Tiger Airways Holdings Ltd.[b,c]	2,730,000	956,865
Transpac Industrial Holdings Ltd.[b]	780,000	1,087,346
Vard Holdings Ltd.[b,c]	1,170,000	899,391
Venture Corp. Ltd.	780,000	4,765,683
Wing Tai Holdings Ltd.	2,135,900	3,402,876
Yanlord Land Group Ltd.	1,560,000	1,435,297
Ying Li International Real Estate Ltd.[b,c]	3,510,000	754,929
Yoma Strategic Holdings Ltd.[c]	1,560,000	882,304

		104,426,200
SPAIN — 2.50%
Abengoa SAc	585,780	3,258,597
Abengoa SA Class Bc	871,734	3,881,142
Abengoa SA New	14,480	80,550
Acciona SAc	51,480	4,175,704
Acerinox SAc	153,270	2,677,706
Almirall SA	171,244	2,865,879
Bankinter SA	1,392,690	10,645,785
Bolsas y Mercados Espanoles	88,326	3,844,893
Construcciones y Auxiliar de Ferrocarriles SA	8,190	3,917,764
Deoleo SAb	1,519,440	832,177
Ebro Foods SA	261,710	6,023,704
FAES FARMA SA	766,773	2,370,866
FAES FARMA SA New[b]	29,569	91,428
Fomento de Construcciones y Contratas SAb,c	99,450	2,187,661
Gamesa Corporacion Tecnologica SAb	606,450	6,013,081
Indra Sistemas SAc	179,010	3,353,265
Jazztel PLC[b]	611,910	9,383,782
Liberbank SAb,c	1,065,870	1,328,615
Mediaset Espana Comunicacion SAb	333,450	3,689,512
NH Hoteles SAb	369,720	2,358,121
Obrascon Huarte Lain SA	114,048	5,276,113
Papeles y Cartones de Europa SA	345,820	1,910,793
Prosegur Compania de Seguridad SA	254,280	1,702,921
Tecnicas Reunidas SAc	75,443	4,538,306
Tubacex SA	718,428	3,516,359
Tubos Reunidos SA	789,003	2,439,601
Viscofan SA	122,856	6,396,488
Zeltia SAb,c	617,828	2,325,802

		101,086,615
SWEDEN — 4.12%
AarhusKarlshamn AB	29,250	1,949,282
Active Biotech ABb,c	100,620	531,131
AF AB Class B	39,390	1,420,407
Arcam ABb,c	37,050	957,959

Security	Shares	Value

Axfood AB	18,720	$993,034
Axis Communications ABc	73,498	2,186,816
B & B Tools AB Class B	55,380	1,013,375
Betsson AB	40,560	1,471,933
Billerud AB	215,670	3,133,998
BioGaia AB Class B	27,300	816,876
Castellum AB	568,620	9,650,197
CDON Group ABb,c	170,040	691,442
Concentric AB	106,638	1,505,424
D. CARNEGIE & Co. ABb	13	96
Eniro ABb,c	214,500	1,698,384
Fabege AB	532,740	7,451,281
Fastighets AB Balder Class Bb	90,870	1,160,817
Gunnebo AB	111,956	635,635
Hakon Invest AB	204,360	6,829,874
Hexpol AB	82,295	7,753,553
HIQ International AB	133,933	809,735
Holmen AB Class B	116,220	4,087,469
Hufvudstaden AB Class A	92,213	1,344,233
Industrial & Financial Systems Class B	29,772	849,728
Intrum Justitia AB	270,270	7,800,916
JM AB	223,613	7,548,813
Kungsleden AB	511,378	4,158,884
Lindab International ABb	241,163	2,997,469
Loomis AB Class B	277,813	7,524,129
Lundbergforetagen AB	32,943	1,534,196
Meda AB Class A	536,640	9,585,063
Modern Times Group MTG AB Class B	100,620	4,457,486
NCC AB Class B	241,163	8,396,613
Net Entertainment NE AB	65,212	1,566,033
Net Entertainment NE AB New	65,212	30,020
Nibe Industrier AB Class B	301,470	8,442,400
Nobia AB	459,420	4,159,306
Orexo ABb	29,250	471,275
Oriflame Cosmetics SA SDR[c]	103,128	2,623,736
Peab AB	587,023	4,526,371
Proffice AB Class B	154,156	560,619
Ratos AB Class B	247,260	2,506,026
Saab AB Class B	98,670	3,012,986
SAS ABb,c	572,520	1,221,137
SSAB AB Class Ab,c	209,820	1,817,480
SSAB AB Class Bb,c	208,650	1,568,501
Swedish Orphan Biovitrum ABb,c	284,310	3,114,937
Trelleborg AB Class B	636,933	13,546,151
Unibet Group PLC SDR	36,270	1,950,718
Wallenstam AB Class B	75,660	1,234,123
Wihlborgs Fastigheter AB	60,450	1,159,485

		166,457,552
SWITZERLAND — 4.54%
AFG Arbonia-Forster Holding AG Registered[b]	41,133	1,366,506
Allreal Holding AG Registered[b]	22,808	3,214,802
AMS AG	16,770	2,521,833
Ascom Holding AG Registered	126,523	2,349,538
Autoneum Holding AGb	12,668	2,677,625
Basilea Pharmaceutica AG Registered[b]	25,143	2,625,815
BKW AG	15,600	573,184
Bossard Holding AG	10,920	1,500,733
Bucher Industries AG Registered	22,620	7,347,743
Burckhardt Compression Holding AG	12,872	6,666,627
Clariant AG Registered[b]	494,520	9,728,078
Dufry AG Registered[b]	40,950	6,762,599

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Flughafen Zurich AG Registered	12,870	$8,105,418
Forbo Holding AG Registered[b]	4,681	4,840,764
Galenica Holding AG Registered	10,920	11,100,460
GAM Holding AG	383,370	6,966,801
Gategroup Holding AGb	84,413	2,626,971
Georg Fischer AG Registered[b]	12,090	9,570,935
Helvetia Holding AG Registered	12,480	6,201,374
Huber & Suhner AG Registered	14,891	818,586
Inficon Holding AG Registered[b]	3,120	1,116,247
Kaba Holding AG Class B Registered	14,820	7,132,688
Komax Holding AG Registered[b]	10,530	1,628,924
Kudelski SA Bearer	108,198	1,861,775
Kuoni Reisen Holding AG Class B Registered[b]	10,920	4,821,569
Logitech International SA Registered	365,548	4,940,679
Meyer Burger Technology AGb,c	163,800	2,018,547
Micronas Semiconductor Holding AG Registered[b]	78,000	692,782
Mobilezone Holding AG Bearer[b]	205,530	2,334,375
Mobimo Holding AG Registered[b]	12,870	2,761,251
Nobel Biocare Holding AG Registered[b]	241,800	3,364,246
OC Oerlikon Corp. AG Registered[b]	217,378	3,456,519
Orascom Development Holding AGb,c	45,813	712,861
Panalpina Welttransport Holding AG Registered	37,444	5,868,899
PSP Swiss Property AG Registered[b]	110,760	10,630,041
Rieter Holding AG Registered[b]	12,668	2,856,037
Schweiter Technologies AG Bearer	801	604,992
Schweizerische National-Versicherungs-Gesellschaft AG Registered	12,278	849,956
Straumann Holding AG Registered	12,870	2,851,879
Swisslog Holding AG Registered[b]	1,031,940	1,183,780
Swissquote Group Holding SA Registered	23,790	937,604
Tecan AG Registered	35,880	4,474,557
Temenos Group AG Registered[b]	176,823	6,326,225
U-Blox AGb	23,790	2,904,679
Valiant Holding AG Registered	31,980	3,539,612
Valora Holding AG Registered	13,650	3,852,604
Vetropack Holding AG Bearer	390	750,809
Von Roll Holding AG Bearer[b,c]	253,248	491,855
Zehnder Group AG Bearer	17,738	773,626

		183,306,010
UNITED KINGDOM — 23.15%
Abcam PLC	305,760	2,039,350
Advanced Medical Solutions Group PLC	597,870	1,254,345
Afren PLC[b]	2,003,040	5,327,018
Alent PLC	659,938	3,543,596
Amerisur Resources PLC[b,c]	1,632,930	1,592,332
Amlin PLC	1,240,200	9,375,465
Anglo Pacific Group PLC	220,740	710,052
Anite PLC	555,750	771,844
Ashmore Group PLC[c]	543,660	3,216,662
Ashtead Group PLC	1,174,680	17,345,762
Asia Resource Minerals PLC[b]	107,640	343,972
Avanti Communications Group PLC[b,c]	193,830	954,874
AVEVA Group PLC	168,907	6,012,184
AZ Electronic Materials SA	600,966	4,085,429
Balfour Beatty PLC	1,143,870	5,413,944
Barratt Developments PLC	2,025,660	12,638,484
BBA Aviation PLC	1,331,460	6,969,535
Beazley PLC	569,400	2,357,501
Bellway PLC	310,440	7,543,145
Berendsen PLC	623,610	10,898,517
Berkeley Group Holdings PLC (The)	215,038	8,329,571
Betfair Group PLC	119,118	1,944,992

Security	Shares	Value

Big Yellow Group PLC	179,400	$1,557,039
Blinkx PLC[b],c	837,743	1,212,995
Bodycote PLC	579,540	7,148,545
Booker Group PLC	2,783,040	6,907,975
Bovis Homes Group PLC	408,720	5,455,590
Bowleven PLC[b]	569,010	312,261
Brewin Dolphin Holdings PLC	407,160	2,220,658
Britvic PLC	586,243	7,171,831
BTG PLC[b]	835,380	7,504,292
Bwin.Party Digital Entertainment PLC[b]	1,214,211	2,607,926
Cable & Wireless Communications PLC	5,520,103	4,921,473
Cairn Energy PLC[b]	1,198,221	3,728,862
Cape PLC	245,068	1,242,463
Capital & Counties Properties PLC	976,746	5,503,663
Carillion PLC	1,125,150	7,025,728
Catlin Group Ltd.	929,763	8,297,194
Centamin PLC[b]	1,998,750	2,185,306
Chemring Group PLC	558,870	2,113,843
Chime Communications PLC	172,153	1,014,505
Cineworld Group PLC	232,830	1,268,876
Clinigen Healthcare Ltd.[b]	81,900	671,063
Close Brothers Group PLC	444,990	10,489,376
COLT Group SAb,c	1,247,351	2,759,142
Computacenter PLC	187,627	2,062,483
Costain Group PLC[c]	129,090	586,898
Crest Nicholson Holdings PLC	244,140	1,434,604
CSR PLC	429,390	4,165,393
Daily Mail & General Trust PLC Class A NVS	724,663	9,966,466
Dairy Crest Group PLC	558,168	4,353,383
Dart Group PLC	300,300	1,493,326
Darty PLC	1,459,081	2,519,166
DCC PLC	218,016	11,165,413
De La Rue PLC	286,783	3,968,408
Debenhams PLC	3,010,182	4,076,441
Derwent London PLC	139,393	6,402,121
Devro PLC	608,790	2,174,162
Dialight PLC	63,180	1,020,953
Dignity PLC	68,376	1,652,180
Diploma PLC	185,250	2,059,814
Dixons Retail PLC[b]	7,971,727	6,054,606
Domino Printing Sciences PLC	161,070	2,107,805
Domino’s Pizza Group PLC	183,690	1,594,273
Drax Group PLC	808,148	9,033,642
DS Smith PLC	2,240,940	11,919,411
Dunelm Group PLC	146,250	2,312,691
Electrocomponents PLC	1,236,300	6,064,346
Elementis PLC	914,558	4,282,281
EnQuest PLC[b,c]	1,112,051	2,578,156
Enterprise Inns PLC[b]	1,230,196	2,835,443
Essentra PLC	619,344	8,366,348
esure Group PLC	443,040	1,881,460
Evraz PLC[b]	717,210	1,166,236
F&C Asset Management PLC	608,790	1,227,399
Faroe Petroleum PLC[b]	316,290	779,744
Fenner PLC	313,560	2,191,443
Ferrexpo PLC	388,943	956,228
Fidessa Group PLC	65,698	2,487,149
FirstGroup PLC[b]	2,758,470	6,017,897
Galliford Try PLC	87,750	1,760,263
Gem Diamonds Ltd.[b]	287,563	806,037
Genus PLC	119,340	2,043,328
Go-Ahead Group PLC (The)	141,343	4,708,856
Grafton Group PLC Units	609,638	5,980,840

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Grainger PLC	684,128	$2,466,319
Great Portland Estates PLC	454,740	4,814,428
Greencore Group PLC	1,333,901	5,880,909
Greene King PLC	605,343	9,102,264
Greggs PLC	261,048	2,358,241
Gulf Keystone Petroleum Ltd.[b,c]	1,684,020	2,680,048
Halfords Group PLC	551,850	4,125,196
Halma PLC	948,122	8,989,344
Hays PLC	3,327,187	8,466,511
Henderson Group PLC	2,472,679	10,471,509
Heritage Oil PLC[b]	524,633	2,792,260
Highland Gold Mining Ltd.	404,430	419,984
Hikma Pharmaceuticals PLC	241,553	6,330,210
Hill & Smith Holdings PLC	124,800	1,176,933
Hiscox Ltd.	945,188	11,267,742
Hochschild Mining PLC	419,640	1,169,162
Home Retail Group PLC	1,560,780	5,376,329
Homeserve PLC	733,200	4,182,116
Howden Joinery Group PLC	1,713,270	9,407,849
Hunting PLC	313,560	4,481,894
IG Group Holdings PLC	867,768	9,319,117
Imagination Technologies Group PLC[b,c]	443,430	1,469,055
Inchcape PLC	1,086,706	11,762,079
Informa PLC	1,512,420	12,316,964
Innovation Group PLC[b]	1,816,663	973,940
Intermediate Capital Group PLC	1,088,656	8,154,479
International Personal Finance PLC	652,860	6,162,343
Interserve PLC	562,058	6,273,308
ITE Group PLC	374,790	1,455,559
Jardine Lloyd Thompson Group PLC	293,023	5,215,024
JD Wetherspoon PLC	402,999	5,739,883
John Menzies PLC	52,650	572,530
John Wood Group PLC	736,363	9,741,929
Jupiter Fund Management PLC	355,290	2,328,909
Kazakhmys PLC[b]	441,090	1,773,375
Kcom Group PLC	863,460	1,371,974
Keller Group PLC	95,160	1,602,004
Kier Group PLC	52,260	1,467,492
Ladbrokes PLC	2,144,754	5,551,798
Laird PLC	587,413	2,753,449
Lancashire Holdings Ltd.	276,643	3,269,879
LondonMetric Property PLC	1,097,070	2,561,949
Lonmin PLC[b]	963,300	4,611,356
Majestic Wine PLC	145,860	1,146,489
Man Group PLC	3,806,010	6,333,453
Marston’s PLC	2,170,099	5,393,881
Mears Group PLC	180,570	1,535,179
Michael Page International PLC	754,650	5,961,009
Micro Focus International PLC	385,213	5,040,999
Millennium & Copthorne Hotels PLC	152,100	1,425,398
Mitchells & Butlers PLC[b]	662,220	4,925,635
Mitie Group PLC	501,930	2,696,006
Mondi PLC	892,323	14,803,644
Moneysupermarket.com Group PLC	748,838	2,301,300
Monitise PLC[b]	2,496,780	2,814,139
Morgan Advanced Materials PLC	862,698	4,879,975
Morgan Sindall Group PLC	60,840	814,146
Mothercare PLC[b]	189,150	594,863
N Brown Group PLC	221,130	1,915,486
National Express Group PLC	971,676	4,579,260
Northgate PLC	183,690	1,608,230
Ocado Group PLC[b,c]	844,350	4,790,444
Ophir Energy PLC[b,c]	931,355	4,145,478

Security	Shares	Value

Optimal Payments PLC[b]	283,140	$1,808,399
Oxford Instruments PLC	92,040	2,003,289
Pace PLC	737,533	4,541,834
Pan African Resources PLC	3,864,900	995,227
Paragon Group of Companies PLC	983,190	5,943,393
Pennon Group PLC	833,820	10,665,198
Petra Diamonds Ltd.[b]	852,948	2,347,600
Phoenix Group Holdings[c]	180,570	2,082,477
Playtech Ltd.	417,798	4,705,504
Premier Farnell PLC	1,140,906	4,274,853
Premier Foods PLC[b]	1,837,994	1,784,539
Premier Oil PLC	1,145,040	6,550,554
Primary Health Properties PLC	306,930	1,855,395
Provident Financial PLC	361,140	12,116,787
QinetiQ Group PLC	1,615,826	5,751,474
Quindell PLC[c]	9,531,210	4,023,482
Quintain Estates and Development PLC[b]	959,400	1,644,295
Redrow PLC	902,850	4,369,239
Regus PLC	1,815,840	6,408,227
Renishaw PLC	64,740	1,986,285
Rentokil Initial PLC	4,393,040	8,819,846
Restaurant Group PLC (The)	819,780	8,637,656
Rightmove PLC	188,760	7,681,411
Rockhopper Exploration PLC[b]	527,363	943,908
Rotork PLC	136,500	5,971,921
RPC Group PLC	216,060	2,188,969
RPS Group PLC	287,430	1,429,326
Salamander Energy PLC[b]	508,950	1,151,579
Savills PLC	189,930	1,924,238
SDL PLC	351,780	1,789,420
Senior PLC	567,450	2,738,444
Shaftesbury PLC	856,552	9,567,480
Shanks Group PLC	703,950	1,209,456
SIG PLC	1,498,851	4,846,645
SOCO International PLC[b]	523,271	3,817,903
Spectris PLC	272,617	10,242,287
Speedy Hire PLC	1,104,090	1,053,336
Spirax-Sarco Engineering PLC	96,757	4,736,359
Spirent Communications PLC	1,475,066	2,369,923
Spirit Pub Co. PLC	1,317,030	1,745,739
Sports Direct International PLC[b]	384,150	5,078,981
St James’s Place PLC	911,040	11,845,194
St. Modwen Properties PLC	345,150	2,165,114
Stagecoach Group PLC	932,880	5,844,047
SuperGroup PLC[b]	58,974	1,324,422
Synergy Health PLC	118,170	2,474,246
Synthomer PLC	422,370	1,882,829
TalkTalk Telecom Group PLC	967,590	4,685,808
Taylor Wimpey PLC	7,385,484	13,106,770
Telecity Group PLC	402,480	4,872,787
Telecom plus PLC	95,550	2,497,558
Thomas Cook Group PLC[b]	3,233,490	9,538,464
Trinity Mirror PLC[b]	576,030	1,682,694
TT electronics PLC	307,058	1,086,222
Tullett Prebon PLC	703,998	3,778,992
UBM PLC	404,928	4,488,762
UDG Healthcare PLC	802,230	4,858,971
Ultra Electronics Holdings PLC	219,960	6,299,173
UNITE Group PLC	544,290	3,883,033
Vectura Group PLC[b]	1,538,160	3,662,137
Vedanta Resources PLC	100,104	1,599,030
Vesuvius PLC	659,938	4,646,792
Victrex PLC	144,853	4,551,849

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

W.S. Atkins PLC	305,498	$6,618,339
WH Smith PLC	372,864	6,887,820
Workspace Group PLC	161,850	1,568,695
Xchanging PLC	379,470	1,017,197
Xcite Energy Ltd.[b,c]	489,840	529,356

		935,558,109

TOTAL COMMON STOCKS
(Cost: $3,394,706,759)		4,003,849,966

PREFERRED STOCKS — 0.27%

AUSTRALIA — 0.07%
Gunns Ltd.[a,b]	4,914	—
Multiplex SITES Trust[b]	33,930	2,653,039

		2,653,039
GERMANY — 0.13%
Biotest AG	16,380	2,156,473
Draegerwerk AG & Co. KGaA[c]	7,800	921,445
Sartorius AG	16,770	2,181,078

		5,258,996
ITALY — 0.07%
Unipol Gruppo Finanziario SpA	462,930	3,048,907

		3,048,907

TOTAL PREFERRED STOCKS
(Cost: $8,483,703)		10,960,942

RIGHTS — 0.01%

AUSTRALIA — 0.01%
Aquarius Platinum Ltd.[b,c]	2,760,320	294,121

		294,121
ISRAEL — 0.00%
Africa Israel Investments Ltd.[b]	2,713	2,336

		2,336
PORTUGAL — 0.00%
Mota-Engil SGPS SAa,b	374,818	5

		5

TOTAL RIGHTS
(Cost: $509,998)		296,462

Security	Shares	Value

WARRANTS — 0.02%

FRANCE — 0.02%
Peugeot SA (Expires 04/29/17)[b,c]	481,896	$921,410

		921,410

TOTAL WARRANTS
(Cost: $620,636)		921,410

SHORT-TERM INVESTMENTS — 5.22%

MONEY MARKET FUNDS — 5.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	199,729,032	199,729,032
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	10,869,451	10,869,451
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	335,265	335,265

		210,933,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $210,933,748)		210,933,748

TOTAL INVESTMENTS IN SECURITIES — 104.60%
(Cost: $3,615,254,844)		4,226,962,528
Other Assets, Less Liabilities — (4.60)%		(185,776,779)

NET ASSETS — 100.00%		$4,041,185,749

NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

147

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.45%

AUSTRALIA — 7.86%
AGL Energy Ltd.	225,620	$3,296,690
AMP Ltd.	1,189,116	5,563,964
ASX Ltd.	50,692	1,669,266
Australia and New Zealand Banking Group Ltd.	1,110,468	35,466,311
Bank of Queensland Ltd.	49,329	560,353
Bendigo and Adelaide Bank Ltd.	166,924	1,780,175
BGP Holdings PLC[a,b]	2,256,851	31
CFS Retail Property Trust Group	857,240	1,596,494
Coca-Cola Amatil Ltd.	80,272	687,978
Commonwealth Bank of Australia	424,444	31,028,879
Dexus Property Group	2,204,812	2,318,655
Echo Entertainment Group Ltd.	200,680	524,351
Federation Centres	584,292	1,348,025
Goodman Group	689,040	3,179,380
GPT Group	694,376	2,522,025
Harvey Norman Holdings Ltd.	125,512	381,441
Incitec Pivot Ltd.	655,864	1,750,149
Insurance Australia Group Ltd.	926,724	4,928,684
Leighton Holdings Ltd.[c]	67,744	1,197,617
Lend Lease Group	220,516	2,645,931
Metcash Ltd.	352,292	907,437
Mirvac Group	1,477,492	2,395,697
National Australia Bank Ltd.	951,084	31,107,296
Newcrest Mining Ltd.[b]	307,748	2,982,604
Orica Ltd.	146,740	2,973,487
Rio Tinto Ltd.	175,160	10,013,567
SP AusNet	700,292	908,397
Stockland Corp. Ltd.	922,664	3,325,538
Sydney Airport	140,360	548,813
Tabcorp Holdings Ltd.	303,804	1,047,141
Tatts Group Ltd.	562,716	1,574,581
Toll Holdings Ltd.	265,872	1,303,158
Westfield Group	800,864	8,125,341
Westfield Retail Trust	1,201,412	3,551,005
Westpac Banking Corp.	1,258,252	40,944,052

		214,154,513
AUSTRIA — 0.37%
BUWOG AGb	18,709	343,328
Erste Group Bank AG	36,192	1,213,902
IMMOFINANZ AGb	381,216	1,412,352
IMMOFINANZ AG Escrow[a,b]	269,008	4
OMV AG	59,276	2,771,005
Raiffeisen International Bank Holding AG	47,328	1,492,914
Vienna Insurance Group AG	15,660	834,336
Voestalpine AG	45,008	2,053,151

		10,120,992
BELGIUM — 0.67%
Ageas	89,900	3,862,304
Belgacom SA	61,712	1,887,602
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	41,064	3,048,420
Groupe Bruxelles Lambert SA	33,176	3,352,031

Security	Shares	Value

KBC Groep NV	101,500	$6,179,662

		18,330,019
DENMARK — 0.36%
A.P. Moeller-Maersk A/S Class A	1,160	2,628,993
A.P. Moeller-Maersk A/S Class B	1,740	4,143,896
TDC A/S	324,568	3,044,869

		9,817,758
FINLAND — 0.98%
Elisa OYJ	57,304	1,710,662
Fortum OYJ	182,004	4,105,856
Metso OYJ	51,272	2,053,112
Nokia OYJ[b]	529,424	3,960,321
Orion OYJ Class B	39,788	1,212,041
Sampo OYJ Class A	181,888	9,026,118
Stora Enso OYJ Class R	77,952	793,879
UPM-Kymmene OYJ	213,904	3,737,014

		26,599,003
FRANCE — 11.33%
Accor SA	32,828	1,604,041
ALSTOM	86,318	3,533,076
ArcelorMittal	404,144	6,559,078
Arkema SA	12,644	1,409,009
AXA SA	725,232	18,879,572
BNP Paribas SA	402,288	30,182,128
Bouygues SA	76,792	3,451,416
Cap Gemini SA	29,232	2,063,464
Carrefour SA	123,772	4,810,395
CNP Assurances SA	68,788	1,584,228
Compagnie de Saint-Gobain	167,040	10,195,435
Compagnie Generale des Etablissements Michelin Class B	75,052	9,157,569
Credit Agricole SAb	403,564	6,353,818
Electricite de France	98,368	3,770,559
Fonciere des Regions	11,020	1,118,021
GDF Suez	538,124	13,561,010
Gecina SA	8,700	1,170,712
Icade	14,500	1,477,715
Imerys SA	14,152	1,241,512
Kering	15,196	3,358,558
Klepierre	39,324	1,801,767
Lafarge SA	26,448	2,414,815
Lagardere SCA	44,892	1,878,242
Natixis	244,876	1,737,388
Orange	749,360	12,130,610
Renault SA	27,028	2,628,917
Rexel SA	96,048	2,423,790
Sanofi	483,024	52,252,841
SCOR SE	61,016	2,225,447
Societe Generale	101,268	6,290,505
STMicroelectronics NVb	133,052	1,272,196
Suez Environnement SA	112,404	2,205,329
Thales SA	19,140	1,216,792
Total SA	864,316	61,694,485
Vallourec SA	21,228	1,254,021
Veolia Environnement	51,620	961,950
Vinci SA	193,952	14,613,328
Vivendi SA	486,504	13,046,023

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2014

Security	Shares	Value

Wendel	6,960	$1,047,549

		308,577,311
GERMANY — 9.53%
Allianz SE Registered	184,440	31,928,529
Axel Springer SE	16,240	990,773
BASF SE	371,316	42,953,757
Bayerische Motoren Werke AG	67,048	8,383,615
Celesio AG	7,076	245,182
Commerzbank AGb	391,384	6,948,929
Daimler AG Registered	388,832	35,976,455
Deutsche Bank AG Registered	205,784	9,062,069
Deutsche Boerse AG	38,976	2,852,884
Deutsche Telekom AG Registered	1,170,672	19,616,302
Deutsche Wohnen AG Bearer	74,936	1,604,773
E.ON SE	730,336	13,959,335
Hannover Rueck SE Registered	24,824	2,309,906
HeidelbergCement AG	56,956	4,937,348
K+S AG Registered[c]	69,252	2,420,217
Muenchener Rueckversicherungs-Gesellschaft AG Registered	72,848	16,812,670
ProSiebenSat.1 Media AG Registered	88,624	3,872,611
RWE AG	198,592	7,568,202
Siemens AG Registered	320,740	42,248,567
Suedzucker AG	33,176	706,562
Telefonica Deutschland Holding AGd	114,956	954,281
Volkswagen AG	12,180	3,250,972

		259,603,939
HONG KONG — 2.81%
Bank of East Asia Ltd. (The)	510,400	2,103,392
BOC Hong Kong (Holdings) Ltd.[c]	1,450,000	4,245,536
Cheung Kong (Holdings) Ltd.	580,000	9,875,078
Cheung Kong Infrastructure Holdings Ltd.	232,000	1,514,179
CLP Holdings Ltd.	696,000	5,565,953
First Pacific Co. Ltd.[c]	928,000	1,028,205
Hang Seng Bank Ltd.	301,600	4,913,300
Henderson Land Development Co. Ltd.	381,200	2,271,609
HKT Trust and HKT Ltd.	928,000	970,750
Hong Kong Exchanges and Clearing Ltd.	153,100	2,758,736
Hopewell Holdings Ltd.[c]	232,000	798,984
Hutchison Whampoa Ltd.	348,000	4,757,992
Hysan Development Co. Ltd.	232,000	991,996
Kerry Properties Ltd.	290,000	951,972
Link REIT (The)	986,000	4,902,752
MTR Corp. Ltd.	580,000	2,188,228
New World Development Co. Ltd.	2,008,000	2,072,012
NWS Holdings Ltd.	580,000	993,493
PCCW Ltd.	1,740,000	929,155
Power Assets Holdings Ltd.	580,000	5,012,350
Sino Land Co. Ltd.	1,160,000	1,735,620
Sun Hung Kai Properties Ltd.	625,000	7,872,105
Swire Pacific Ltd. Class A	290,000	3,347,801
Swire Properties Ltd.[c]	464,000	1,394,481
Wheelock and Co. Ltd.	348,000	1,431,886
Wynn Macau Ltd.	232,000	914,193
Yue Yuen Industrial (Holdings) Ltd.	290,000	895,864

		76,437,622
IRELAND — 0.31%
CRH PLC	293,016	8,495,337

Security	Shares	Value

Irish Bank Resolution Corp. Ltd.[a,b]	246,432	$3

		8,495,340
ISRAEL — 0.52%
Bezeq The Israel Telecommunication Corp. Ltd.	766,876	1,389,164
Israel Chemicals Ltd.	177,828	1,575,190
Israel Corp. Ltd. (The)[b]	348	196,154
Teva Pharmaceutical Industries Ltd.	223,068	11,116,988

		14,277,496
ITALY — 3.53%
Assicurazioni Generali SpA	471,308	10,998,265
Atlantia SpA	149,060	3,875,231
Banco Popolare SCb	138,156	2,842,752
Enel Green Power SpA	710,384	2,029,064
Enel SpA	2,667,072	15,065,759
Eni SpA	1,028,572	26,683,558
Fiat SpA[b]	175,856	2,116,470
Finmeccanica SpA[b]	161,936	1,494,262
Intesa Sanpaolo SpA	3,049,292	10,400,863
Mediobanca SpA[b]	206,480	2,284,631
Saipem SpA	37,468	1,002,659
Snam SpA	832,880	5,002,719
Telecom Italia SpA[b]	4,103,848	5,254,887
Telecom Italia SpA RNC	2,400,272	2,381,252
Terna SpA	617,700	3,340,238
UnipolSai SpA[b]	357,048	1,309,941

		96,082,551
JAPAN — 18.67%
AEON Co. Ltd.	243,600	2,816,364
AEON Financial Service Co. Ltd.	23,200	583,918
Air Water Inc.	50,000	702,398
Aisin Seiki Co. Ltd.	46,400	1,639,785
Alfresa Holdings Corp.	13,900	865,433
ANA Holdings Inc.[c]	464,000	1,012,942
Aozora Bank Ltd.	379,000	1,127,910
Asahi Glass Co. Ltd.	378,000	2,142,555
Asahi Group Holdings Ltd.	50,800	1,401,414
Asahi Kasei Corp.	348,000	2,367,695
Bank of Kyoto Ltd. (The)	116,000	944,807
Bank of Yokohama Ltd. (The)	464,000	2,330,220
Brother Industries Ltd.	92,800	1,296,384
Canon Inc.	454,000	14,288,889
Casio Computer Co. Ltd.	92,800	1,059,274
Central Japan Railway Co.	58,000	7,120,117
Chiba Bank Ltd. (The)	348,000	2,210,984
Chiyoda Corp.	28,000	375,252
Chubu Electric Power Co. Inc.[b]	139,200	1,584,822
Chugai Pharmaceutical Co. Ltd.	46,400	1,170,561
Chugoku Bank Ltd. (The)	59,000	782,046
Chugoku Electric Power Co. Inc. (The)	116,000	1,518,277
Coca-Cola West Co. Ltd.	23,200	403,814
Dai Nippon Printing Co. Ltd.	232,000	2,094,019
Dai-ichi Life Insurance Co. Ltd. (The)	348,000	4,817,151
Daicel Corp.	116,000	969,790
Daido Steel Co. Ltd.	116,000	566,657
Daihatsu Motor Co. Ltd.	81,200	1,344,192
Daiwa House Industry Co. Ltd.	232,000	3,913,226
Dena Co. Ltd.[c]	46,400	781,282

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2014

Security	Shares	Value

Denso Corp.	197,200	$8,980,660
East Japan Railway Co.	69,600	5,078,109
Eisai Co. Ltd.	104,400	4,029,850
Electric Power Development Co. Ltd.	46,420	1,233,322
FUJIFILM Holdings Corp.	185,600	4,796,711
Fukuoka Financial Group Inc.	348,000	1,420,617
Gree Inc.[c]	23,200	226,209
Gunma Bank Ltd. (The)	121,000	643,201
Hachijuni Bank Ltd. (The)	132,000	721,057
Hankyu Hanshin Holdings Inc.	232,000	1,271,855
Hiroshima Bank Ltd. (The)	232,000	953,891
Hitachi Chemical Co. Ltd.	46,400	682,714
Hitachi Construction Machinery Co. Ltd.	46,400	861,682
Hitachi High-Technologies Corp.	23,200	530,545
Hitachi Ltd.	696,000	4,953,421
Hitachi Metals Ltd.	18,000	244,229
Hokuhoku Financial Group Inc.	464,000	894,841
Hokuriku Electric Power Co.	69,600	863,953
Honda Motor Co. Ltd.	324,800	10,747,176
Hoya Corp.	174,000	5,133,979
IBIDEN Co. Ltd.	46,400	836,245
Idemitsu Kosan Co. Ltd.	46,400	1,024,298
INPEX Corp.	359,600	5,238,226
Isetan Mitsukoshi Holdings Ltd.	69,600	865,316
Isuzu Motors Ltd.	232,000	1,346,804
ITOCHU Corp.	603,200	6,755,368
ITOCHU Techno-Solutions Corp.	11,600	483,191
Iyo Bank Ltd. (The)	116,000	1,043,603
J. Front Retailing Co. Ltd.	232,000	1,471,718
Japan Airlines Co. Ltd.	14,000	725,012
Japan Petroleum Exploration Co. Ltd.	11,600	431,522
Japan Prime Realty Investment Corp.	348	1,224,728
Japan Real Estate Investment Corp.	464	2,457,406
Japan Retail Fund Investment Corp.	928	1,865,993
Japan Steel Works Ltd. (The)	18,000	75,947
Japan Tobacco Inc.	440,800	14,481,887
JFE Holdings Inc.	197,200	3,648,634
Joyo Bank Ltd. (The)	232,000	1,128,771
JSR Corp.	69,600	1,141,263
JX Holdings Inc.	893,200	4,634,322
Kajima Corp.	232,000	883,485
Kamigumi Co. Ltd.	116,000	1,106,060
Kaneka Corp.	116,000	681,351
Kansai Electric Power Co. Inc. (The)[b]	104,400	874,855
KDDI Corp.	106,700	5,684,399
Kinden Corp.	42,000	386,490
Kirin Holdings Co. Ltd.	348,000	4,820,558
Koito Manufacturing Co. Ltd.	10,800	235,559
Komatsu Ltd.	372,500	8,212,139
Konami Corp.	34,800	793,774
Konica Minolta Holdings Inc.	184,800	1,716,840
Kuraray Co. Ltd.	139,200	1,563,019
Kurita Water Industries Ltd.	46,400	976,603
Kyocera Corp.	128,300	6,037,573
Kyowa Hakko Kirin Co. Ltd.	116,000	1,321,821
Kyushu Electric Power Co. Inc.[b]	58,000	585,394
Mabuchi Motor Co. Ltd.	2,100	143,700
Marubeni Corp.	696,000	4,646,813
Marui Group Co. Ltd.	92,800	823,980
Maruichi Steel Tube Ltd.	23,200	588,460
McDonald’s Holdings Co. (Japan) Ltd.	11,600	321,257
Medipal Holdings Corp.	58,000	815,350
Meiji Holdings Co. Ltd.	11,600	712,012

Security	Shares	Value

Mitsubishi Chemical Holdings Corp.	266,800	$1,068,245
Mitsubishi Corp.	556,800	9,964,076
Mitsubishi Electric Corp.	261,000	2,971,542
Mitsubishi Heavy Industries Ltd.	464,000	2,443,779
Mitsubishi Materials Corp.	232,000	672,266
Mitsubishi Tanabe Pharma Corp.	92,800	1,271,855
Mitsubishi UFJ Financial Group Inc.	5,126,400	27,200,282
Mitsubishi UFJ Lease & Finance Co. Ltd.	232,000	1,142,398
Mitsui & Co. Ltd.	696,000	9,872,775
Mitsui Chemicals Inc.	348,000	848,282
Mitsui O.S.K. Lines Ltd.	464,000	1,548,938
Mizuho Financial Group Inc.	9,220,800	18,053,451
MS&AD Insurance Group Holdings Inc.	208,808	4,681,060
NEC Corp.	910,000	2,556,730
NHK Spring Co. Ltd.	46,400	418,804
Nikon Corp.	139,200	2,184,411
Nintendo Co. Ltd.	27,200	2,859,794
Nippon Building Fund Inc.	534	2,958,825
Nippon Electric Glass Co. Ltd.	137,000	669,241
Nippon Express Co. Ltd.	348,000	1,645,463
Nippon Prologis REIT Inc.	580	1,227,567
Nippon Steel & Sumitomo Metal Corp.	3,016,000	7,912,756
Nippon Telegraph and Telephone Corp.	150,800	8,357,110
Nippon Yusen K.K.	601,000	1,629,731
Nishi-Nippon City Bank Ltd. (The)	232,000	526,911
Nissan Motor Co. Ltd.	649,600	5,577,085
Nisshin Seifun Group Inc.	86,200	1,003,346
Nissin Foods Holdings Co. Ltd.	11,600	555,301
NOK Corp.	34,800	569,609
Nomura Real Estate Holdings Inc.	23,200	432,885
NTT Data Corp.	48,600	1,881,674
NTT DOCOMO Inc.	614,800	9,762,169
NTT Urban Development Corp.	11,600	101,976
Obayashi Corp.	248,000	1,599,922
Oji Holdings Corp.	348,000	1,461,498
Ono Pharmaceutical Co. Ltd.	34,800	2,756,065
ORIX Corp.	522,000	7,547,665
Osaka Gas Co. Ltd.	713,000	2,687,274
Otsuka Holdings Co. Ltd.	140,800	4,056,529
Resona Holdings Inc.	870,000	4,445,815
Ricoh Co. Ltd.	278,400	3,202,349
Rohm Co. Ltd.	37,000	1,765,786
Sankyo Co. Ltd.	23,200	927,773
SBI Holdings Inc.	34,800	396,887
Sekisui Chemical Co. Ltd.	116,000	1,177,602
Sekisui House Ltd.	220,400	2,647,389
Seven & I Holdings Co. Ltd.	150,800	5,950,806
Sharp Corp.[b]	232,000	581,419
Shimamura Co. Ltd.	11,600	1,081,077
Shimizu Corp.	116,000	657,504
Shin-Etsu Chemical Co. Ltd.	81,200	4,767,867
Shizuoka Bank Ltd. (The)	232,000	2,216,662
Showa Denko K.K.	580,000	772,198
Showa Shell Sekiyu K.K.	81,200	824,321
Sojitz Corp.	522,000	822,731
Sony Corp.	417,600	7,325,885
Sony Financial Holdings Inc.	23,200	372,018
Stanley Electric Co. Ltd.	34,800	769,927
Sumitomo Chemical Co. Ltd.	348,000	1,304,787
Sumitomo Corp.	452,400	5,876,993
Sumitomo Heavy Industries Ltd.	116,000	492,844
Sumitomo Metal Mining Co. Ltd.	232,000	3,499,873
Sumitomo Mitsui Financial Group Inc.	511,300	20,186,715

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2014

Security	Shares	Value

Sumitomo Mitsui Trust Holdings Inc.	1,320,050	$5,440,441
Sumitomo Rubber Industries Inc.	46,400	644,558
Suzuki Motor Corp.	162,400	4,189,173
T&D Holdings Inc.	232,000	2,768,556
Taisei Corp.	116,000	537,132
Taisho Pharmaceutical Holdings Co. Ltd.	11,600	855,095
Taiyo Nippon Sanso Corp.	116,000	924,366
Takashimaya Co. Ltd.	116,000	1,099,246
Takeda Pharmaceutical Co. Ltd.	315,500	14,170,475
Teijin Ltd.	348,000	855,095
Tobu Railway Co. Ltd.	232,000	1,135,585
Tokio Marine Holdings Inc.	278,400	8,206,191
Tokyo Tatemono Co. Ltd.	116,000	924,366
Tokyu Corp.	129,000	812,012
TonenGeneral Sekiyu K.K.	116,000	1,095,839
Toppan Printing Co. Ltd.	232,000	1,596,632
Toray Industries Inc.	232,000	1,514,870
Toshiba Corp.	1,624,000	6,359,276
Toyo Seikan Group Holdings Ltd.	58,000	862,477
Toyoda Gosei Co. Ltd.	23,200	427,888
Toyota Industries Corp.	69,600	3,209,163
Toyota Tsusho Corp.	81,200	2,137,511
Tsumura & Co.	23,200	550,986
Ube Industries Ltd.	464,000	785,825
United Urban Investment Corp.	928	1,399,041
West Japan Railway Co.	69,600	2,822,837
Yamada Denki Co. Ltd.	371,200	1,369,970
Yamaguchi Financial Group Inc.	116,000	1,069,721
Yamaha Corp.	34,800	466,044
Yokohama Rubber Co. Ltd. (The)	48,000	429,016

		508,717,851
NETHERLANDS — 1.80%
AEGON NV	732,192	6,634,464
Akzo Nobel NV	96,860	7,452,371
Corio NV	28,536	1,334,778
Delta Lloyd NV	76,792	2,018,250
ING Groep NV CVA[b]	774,996	10,998,224
Koninklijke Ahold NV	378,740	7,302,094
Koninklijke DSM NV	61,944	4,438,712
Koninklijke KPN NVb	649,368	2,306,775
Randstad Holding NV	24,940	1,449,097
Wolters Kluwer NV	122,264	3,402,368
Ziggo NV	39,208	1,700,500

		49,037,633
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	356,522	1,215,964
Contact Energy Ltd.	144,884	708,233
Telecom Corp. of New Zealand Ltd.	726,856	1,729,704

		3,653,901
NORWAY — 1.50%
Aker Solutions ASA	65,308	1,043,310
DNB ASA	396,256	6,992,244
Gjensidige Forsikring ASA	81,548	1,500,589
Orkla ASA	309,488	2,550,791
Seadrill Ltd.[c]	151,264	5,269,771
Statoil ASA	450,544	13,646,201
Telenor ASA	276,544	6,477,038

Security	Shares	Value

Yara International ASA	72,964	$3,437,434

		40,917,378
PORTUGAL — 0.18%
Energias de Portugal SA	816,408	3,961,964
Portugal Telecom SGPS SA Registered[c]	256,824	1,068,297

		5,030,261
SINGAPORE — 1.51%
Ascendas REIT	826,546	1,507,779
CapitaCommercial Trust	928,000	1,182,778
CapitaMall Trust Management Ltd.	1,044,800	1,660,394
ComfortDelGro Corp. Ltd.	580,000	979,488
DBS Group Holdings Ltd.	696,000	9,391,994
Golden Agri-Resources Ltd.	3,016,000	1,465,536
Hutchison Port Holdings Trust[c]	2,088,000	1,419,840
Keppel Corp. Ltd.	580,000	4,865,097
Keppel Land Ltd.	232,000	639,439
Noble Group Ltd.	928,000	949,918
Olam International Ltd.	696,000	1,236,372
Oversea-Chinese Banking Corp. Ltd.[c]	348,000	2,675,111
Singapore Press Holdings Ltd.[c]	601,000	2,005,966
Singapore Telecommunications Ltd.	1,624,000	4,954,730
United Overseas Bank Ltd.[c]	248,000	4,298,785
UOL Group Ltd.	232,000	1,186,474
Yangzijiang Shipbuilding[c]	812,000	711,515

		41,131,216
SPAIN — 3.28%
Actividades de Construcciones y Servicios SA	71,688	3,068,942
Amadeus IT Holding SA Class A	54,520	2,264,438
Banco Bilbao Vizcaya Argentaria SA	844,364	10,355,303
Banco de Sabadell SA	696,280	2,365,295
Banco Popular Espanol SA	666,420	4,897,327
Banco Santander SA	2,366,846	23,520,289
CaixaBank SA	713,864	4,345,255
Enagas SA	63,923	1,967,639
Ferrovial SA	166,460	3,692,879
Gas Natural SDG SA	145,232	4,161,338
Iberdrola SA	1,969,332	13,748,448
Mapfre SA	446,600	1,879,372
Red Electrica Corporacion SA	35,696	2,934,019
Repsol SA	354,032	9,523,125
Zardoya Otis SA	28,536	500,121

		89,223,790
SWEDEN — 2.75%
Boliden AB	108,112	1,639,041
Husqvarna AB Class B	162,052	1,342,787
Industrivarden AB Class C	31,900	665,715
Investment AB Kinnevik Class B	89,900	3,152,135
Millicom International Cellular SA SDR	26,680	2,632,423
Nordea Bank AB	1,232,616	17,769,840
Scania AB Class B	78,516	2,373,468
Securitas AB Class B	125,860	1,515,094
Skandinaviska Enskilda Banken AB Class A	616,656	8,473,591
Skanska AB Class B	153,120	3,493,831
Svenska Cellulosa AB Class B	118,668	3,315,908
Svenska Handelsbanken AB Class A	202,536	10,140,941

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2014

Security	Shares	Value

Swedbank AB Class A	367,372	$9,735,479
Tele2 AB Class B	128,412	1,635,470
TeliaSonera AB	968,136	7,005,984

		74,891,707
SWITZERLAND — 4.71%
Aryzta AG	22,388	2,066,017
Baloise Holding AG Registered	18,908	2,297,866
Nestle SA Registered	457,156	35,281,674
Novartis AG Registered	465,160	40,310,873
Pargesa Holding SA Bearer	11,136	1,009,317
Schindler Holding AG Participation Certificates	6,728	1,040,779
Schindler Holding AG Registered	2,668	406,662
Swiss Life Holding AG Registered[b]	12,876	3,161,782
Swiss Prime Site AG Registered	14,732	1,237,358
Swiss Re AGb	142,332	12,423,436
Swisscom AG Registered	9,396	5,709,421
Transocean Ltd.	145,348	6,195,594
Zurich Insurance Group AGb	60,320	17,271,477

		128,412,256
UNITED KINGDOM — 25.65%
3i Group PLC	146,392	938,829
Admiral Group PLC	77,604	1,831,915
Anglo American PLC	562,252	15,019,362
Antofagasta PLC	156,948	2,085,665
AstraZeneca PLC	507,036	39,931,105
Aviva PLC	1,189,116	10,551,421
BAE Systems PLC	1,293,864	8,739,018
Barclays PLC	6,183,032	26,330,589
BHP Billiton PLC	851,440	27,589,449
BP PLC	7,531,880	63,488,047
British Land Co. PLC	381,408	4,447,004
BT Group PLC	1,110,700	6,911,117
Carnival PLC	73,312	2,928,895
Centrica PLC	1,341,656	7,475,997
Coca-Cola HBC AG	51,504	1,302,767
Direct Line Insurance Group PLC	448,804	1,896,844
GlaxoSmithKline PLC	1,964,344	54,131,704
Glencore Xstrata PLC[b]	2,778,664	14,943,746
Hammerson PLC	290,710	2,800,462
HSBC Holdings PLC	7,580,832	77,328,521
ICAP PLC	220,864	1,544,344
Imperial Tobacco Group PLC	390,572	16,863,427
Intu Properties PLC	351,090	1,731,073
Investec PLC	231,188	2,035,793
J Sainsbury PLC	492,768	2,793,237
Kingfisher PLC	951,200	6,715,309
Land Securities Group PLC	315,404	5,655,952
Legal & General Group PLC	2,379,508	8,509,952
Marks & Spencer Group PLC	649,252	4,835,756
National Grid PLC	1,511,596	21,452,971
Old Mutual PLC	1,968,868	6,639,092
Persimmon PLC[b]	41,760	925,142
Resolution Ltd.	572,344	2,882,865
Rexam PLC	202,304	1,694,338
Rio Tinto PLC	513,184	27,941,485
Royal Dutch Shell PLC Class A	1,564,028	61,982,860
Royal Dutch Shell PLC Class B	997,948	42,464,151
RSA Insurance Group PLC[b]	2,018,632	3,345,503
SEGRO PLC	302,992	1,790,149

Security	Shares	Value

Severn Trent PLC	48,372	$1,506,969
SSE PLC	390,572	10,057,382
Standard Chartered PLC	980,664	21,220,364
Standard Life PLC	957,116	6,176,881
Tesco PLC	3,265,168	16,151,506
TUI Travel PLC	186,296	1,345,731
United Utilities Group PLC	275,384	3,701,398
Vodafone Group PLC	10,683,484	40,399,684
William Hill PLC	116,464	697,536
Wm Morrison Supermarkets PLC	890,764	3,021,736
Wolseley PLC	36,386	2,101,848

		698,856,891

TOTAL COMMON STOCKS (Cost: $2,333,449,714)		2,682,369,428

PREFERRED STOCKS — 0.90%

GERMANY — 0.90%
Bayerische Motoren Werke AG	21,112	2,075,443
Porsche Automobil Holding SE	61,944	6,815,245
Volkswagen AG	58,464	15,734,368

		24,625,056

TOTAL PREFERRED STOCKS (Cost: $19,224,574)		24,625,056

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Santander SAb	2,192,184	455,935

		455,935

TOTAL RIGHTS (Cost: $451,263)		455,935

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	13,663,971	13,663,971
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	743,607	743,607

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,507,786	$2,507,786

		16,915,364

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,915,364)		16,915,364

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $2,370,040,915)		2,724,365,783
Other Assets, Less Liabilities — 0.01%		349,247

NET ASSETS — 100.00%		$2,724,715,030

SDR — Swedish Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

153

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 89.86%

BRAZIL — 4.94%
Banco Bradesco SA	3,000	$45,974
Banco do Brasil SA	3,500	36,661
Banco Santander (Brasil) SA Units	6,000	40,001
BB Seguridade Participacoes SA	3,500	40,920
BM&F Bovespa SA	11,500	58,659
BR Malls Participacoes SA	2,500	21,466
BR Properties SA	1,500	11,953
CETIP SA — Mercados Organizados	1,500	19,067
Multiplan Empreendimentos Imobiliarios SA	500	11,025
Porto Seguro SA	500	7,271
Sul America SA Units	1,000	7,316

		300,313
CHILE — 1.02%
Banco de Chile	120,715	15,610
Banco de Credito e Inversiones	205	11,383
Banco Santander (Chile) SA	409,945	24,784
CorpBanca SA	884,240	10,379

		62,156
CHINA — 25.33%
Agile Property Holdings Ltd.	10,000	8,113
Agricultural Bank of China Ltd. Class H	132,000	55,335
Bank of China Ltd. Class H	455,000	200,126
Bank of Communications Co. Ltd. Class H	56,600	35,189
China Cinda Asset Management Co. Ltd.[a]	15,000	7,546
China CITIC Bank Corp. Ltd. Class H	50,200	29,915
China Construction Bank Corp. Class H	431,320	297,640
China Everbright Ltd.	10,000	13,363
China Life Insurance Co. Ltd. Class H	45,000	115,970
China Merchants Bank Co. Ltd. Class H	28,530	50,930
China Minsheng Banking Corp. Ltd. Class H	32,800	32,999
China Overseas Grand Oceans Group Ltd.	5,000	2,967
China Overseas Land & Investment Ltd.	20,000	49,066
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	50,149
China Resources Land Ltd.	10,000	20,586
China Taiping Insurance Holdings Co. Ltd.[a]	5,600	8,884
China Vanke Co. Ltd. Class B	7,500	12,508
Chongqing Rural Commercial Bank Co. Ltd. Class H	15,000	6,578
CITIC Securities Co. Ltd. Class H	5,500	11,039
Country Garden Holdings Co. Ltd.	26,325	10,560
Evergrande Real Estate Group Ltd.[b]	40,000	17,852
Far East Horizon Ltd.	10,000	6,772
Franshion Properties (China) Ltd.	20,000	6,294
Greentown China Holdings Ltd.	2,500	2,515
Guangzhou R&F Properties Co. Ltd. Class H	6,000	7,832
Haitong Securities Co. Ltd. Class H	8,000	11,186
Industrial and Commercial Bank of China Ltd. Class H	440,400	262,439
Longfor Properties Co. Ltd.	8,000	10,339
New China Life Insurance Co. Ltd. Class Ha	4,000	11,789
People’s Insurance Co. Group of China Ltd. Class H	30,000	11,493
PICC Property and Casualty Co. Ltd. Class H	23,000	30,319
Ping An Insurance (Group) Co. of China Ltd. Class H	12,500	92,466
Poly Property Group Co. Ltd.	10,000	4,334

Security	Shares	Value

Shimao Property Holdings Ltd.	7,500	$14,801
Shui On Land Ltd.	21,666	5,729
Sino-Ocean Land Holdings Ltd.[b]	17,500	9,255
SOHO China Ltd.	12,500	9,948
Yuexiu Property Co. Ltd.	30,000	5,804

		1,540,630
COLOMBIA — 0.88%
Bancolombia SA	1,210	16,658
Corporacion Financiera Colombiana SA NVS	570	11,045
Grupo de Inversiones Suramericana SA	1,315	25,713

		53,416
CZECH REPUBLIC — 0.40%
Komercni Banka AS	105	24,170

		24,170
EGYPT — 0.40%
Commercial International Bank (Egypt) SAE SP ADR	5,140	24,364

		24,364
GREECE — 0.83%
Alpha Bank AEa	15,000	14,496
National Bank of Greece SAa	2,350	9,124
Piraeus Bank SAa	11,500	27,107

		50,727
HUNGARY — 0.40%
OTP Bank PLC	1,280	24,319

		24,319
INDIA — 5.66%
HDFC Bank Ltd. SP ADR	5,691	227,925
ICICI Bank Ltd. SP ADR	2,720	116,062

		343,987
INDONESIA — 3.70%
PT Bank Central Asia Tbk	77,500	73,736
PT Bank Danamon Indonesia Tbk	23,580	8,342
PT Bank Mandiri (Persero) Tbk	57,525	48,885
PT Bank Negara Indonesia (Persero) Tbk	47,833	19,921
PT Bank Rakyat Indonesia (Persero) Tbk	67,500	57,800
PT Bumi Serpong Damai Tbk	40,000	5,397
PT Lippo Karawaci Tbk	117,500	10,874

		224,955
MALAYSIA — 4.22%
Alliance Financial Group Bhd	6,500	8,918
AMMB Holdings Bhd	10,500	23,087
CIMB Group Holdings Bhd	28,100	64,624
Hong Leong Bank Bhd	3,500	15,005
Hong Leong Financial Group Bhd	1,000	4,685
Malayan Banking Bhd	27,000	81,856
Public Bank Bhd	6,500	40,089
RHB Capital Bhd	4,500	11,424
UEM Sunrise Bhd	10,000	7,043

		256,731

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

April 30, 2014

Security	Shares	Value

MEXICO — 3.32%
Compartamos SAB de CV	6,500	$11,382
Fibra Uno Administracion SAB de CV	8,000	26,123
Grupo Financiero Banorte SAB de CV Series O	15,000	99,392
Grupo Financiero Inbursa SAB de CV Series O	14,000	35,789
Grupo Financiero Santander Mexico SAB de CV Series B	12,200	28,997

		201,683
PERU — 1.04%
Credicorp Ltd.	425	63,431

		63,431
PHILIPPINES — 1.51%
Ayala Corp.	1,250	17,497
Ayala Land Inc.	34,000	22,956
Bank of the Philippine Islands	5,206	10,603
BDO Unibank Inc.	9,246	18,303
Metro Pacific Investments Corp.	75,000	8,530
Metropolitan Bank & Trust Co.	390	741
SM Prime Holdings Inc.	36,150	13,234

		91,864
POLAND — 3.86%
Alior Bank SAa	245	6,459
Bank Handlowy w Warszawie SA	185	6,874
Bank Millennium SAa	2,395	7,033
Bank Pekao SA	795	50,903
Bank Zachodni WBK SA	185	22,701
mBank SA	91	14,878
Powszechna Kasa Oszczednosci Bank Polski SA	5,375	73,678
Powszechny Zaklad Ubezpieczen SA	370	52,453

		234,979
RUSSIA — 2.41%
Sberbank of Russia SP ADR	17,470	146,434

		146,434
SOUTH AFRICA — 7.95%
African Bank Investments Ltd.[b]	8,252	9,771
Barclays Africa Group Ltd.	2,255	32,975
Discovery Ltd.	1,735	15,025
FirstRand Ltd.	19,530	71,695
Growthpoint Properties Ltd.	10,695	24,678
Investec Ltd.	1,595	13,996
Liberty Holdings Ltd.	675	8,078
MMI Holdings Ltd.	6,346	15,908
Nedbank Group Ltd.	1,260	26,938
Rand Merchant Insurance Holdings Ltd.	2,600	7,407
Redefine Properties Ltd.	18,740	17,688
Remgro Ltd.	3,015	60,594
RMB Holdings Ltd.	4,610	22,067
Sanlam Ltd.	10,805	57,713
Standard Bank Group Ltd.	7,570	99,255

		483,788

Security	Shares	Value

SOUTH KOREA — 8.09%
BS Financial Group Inc.	980	$14,985
Daewoo Securities Co. Ltd.[a]	1,800	14,737
Dongbu Insurance Co. Ltd.	450	24,823
Hana Financial Group Inc.	1,650	58,045
Hanwha Life Insurance Co. Ltd.	2,450	15,933
Hyundai Marine & Fire Insurance Co. Ltd.	350	10,263
Hyundai Securities Co. Ltd.[a]	1,800	12,089
Industrial Bank of Korea	2,050	25,196
KB Financial Group Inc.	360	12,264
Korea Investment Holdings Co. Ltd.	350	12,821
Mirae Asset Securities Co. Ltd.	250	10,234
Samsung Card Co. Ltd.	400	14,497
Samsung Fire & Marine Insurance Co. Ltd.	240	56,905
Samsung Life Insurance Co. Ltd.	481	44,735
Samsung Securities Co. Ltd.	350	13,329
Shinhan Financial Group Co. Ltd.	2,550	111,052
Woori Finance Holdings Co. Ltd.[a]	2,700	30,441
Woori Investment & Securities Co. Ltd.	1,150	9,705

		492,054
TAIWAN — 7.21%
Cathay Financial Holding Co. Ltd.	45,048	63,549
Chailease Holding Co. Ltd.	5,000	11,872
Chang Hwa Commercial Bank Ltd.	30,000	17,435
China Development Financial Holding Corp.	85,000	24,348
China Life Insurance Co. Ltd.	11,400	9,966
CTBC Financial Holding Co. Ltd.	81,070	48,189
E.Sun Financial Holding Co. Ltd.	30,000	18,130
First Financial Holding Co. Ltd.	40,000	23,445
Fubon Financial Holding Co. Ltd.	40,000	51,659
Hua Nan Financial Holdings Co. Ltd.	35,000	19,703
Mega Financial Holding Co. Ltd.	55,378	42,361
Ruentex Development Co. Ltd.	5,000	8,842
Shin Kong Financial Holding Co. Ltd.	41,049	12,424
SinoPac Financial Holdings Co. Ltd.	40,000	17,816
Taishin Financial Holdings Co. Ltd.	42,180	19,136
Taiwan Business Bank Ltd.[a]	20,000	5,828
Taiwan Cooperative Financial Holding Co. Ltd.	35,000	18,602
Yuanta Financial Holding Co. Ltd.	50,000	24,919

		438,224
THAILAND — 3.43%
Bangkok Bank PCL Foreign	5,000	29,203
Bangkok Bank PCL NVDR	4,000	23,300
Central Pattana PCL NVDR	10,500	14,683
Kasikornbank PCL Foreign	7,000	42,506
Kasikornbank PCL NVDR	4,000	23,671
Krung Thai Bank PCL NVDR	22,075	12,347
Siam Commercial Bank PCL NVDR	11,000	56,258
TMB Bank PCL NVDR	89,500	6,361

		208,329
TURKEY — 3.26%
Akbank TAS	10,785	37,539
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,817	19,314

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

April 30, 2014

Security	Shares	Value

Haci Omer Sabanci Holding AS	4,890	$20,554
Turkiye Garanti Bankasi AS	13,840	50,526
Turkiye Halk Bankasi AS	3,745	24,938
Turkiye Is Bankasi AS Class C	9,437	22,151
Turkiye Vakiflar Bankasi TAO Class D	4,494	9,360
Yapi ve Kredi Bankasi ASb	6,854	14,210

		198,592
UNITED ARAB EMIRATES — 0.00%
Abu Dhabi Commercial Bank PJSC	10	21
Emaar Properties PJSC	10	30

		51

TOTAL COMMON STOCKS
(Cost: $5,860,067)		5,465,197

PREFERRED STOCKS — 9.86%

BRAZIL — 8.88%
Banco Bradesco SA	13,500	200,481
Banco do Estado do Rio Grande do Sul SA Class B	1,000	5,597
Itau Unibanco Holding SA	15,500	255,218
Itausa — Investimentos Itau SA	17,870	78,358

		539,654
COLOMBIA — 0.98%
Banco Davivienda SA	670	9,564
Bancolombia SA	2,115	29,993
Grupo Aval Acciones y Valores SA	9,455	6,410
Grupo de Inversiones Suramericana SA	700	13,840

		59,807

TOTAL PREFERRED STOCKS
(Cost: $470,175)		599,461

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	48,592	48,592
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,644	2,644

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,530	$2,530

		53,766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,766)		53,766

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $6,384,008)		6,118,424
Other Assets, Less Liabilities — (0.60)%		(36,752)

NET ASSETS — 100.00%		$6,081,672

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

156

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 87.92%

BRAZIL — 7.55%
Companhia Siderurgica Nacional SA	12,800	$49,025
Duratex SA	5,280	22,798
Fibria Celulose SAa	4,800	47,679
Klabin SA	8,800	46,068
Vale SA	23,800	313,081

		478,651
CHILE — 1.09%
CAP SA	1,216	18,196
Empresas CMPC SA	22,544	50,655

		68,851
CHINA — 6.41%
Aluminum Corp. of China Ltd. Class Ha,b	64,000	22,866
Anhui Conch Cement Co. Ltd. Class Hb	24,000	89,154
BBMG Corp. Class H	24,000	16,871
China BlueChemical Ltd. Class H	32,000	17,171
China National Building Material Co. Ltd. Class H	48,000	45,382
China Resources Cement Holdings Ltd.	32,000	22,206
Fosun International Ltd.	28,000	33,877
Jiangxi Copper Co. Ltd. Class H	24,000	39,624
Lee & Man Paper Manufacturing Ltd.	32,000	17,377
Nine Dragons Paper (Holdings) Ltd.	32,000	21,009
Shougang Fushan Resources Group Ltd.	64,000	19,234
Sinopec Shanghai Petrochemical Co. Ltd. Class H	73,000	17,796
Yingde Gases Group Co. Ltd.	20,000	20,199
Zijin Mining Group Co. Ltd. Class H	97,000	23,647

		406,413
COLOMBIA — 1.99%
Cementos Argos SA	7,272	40,648
Cemex Latam Holdings SAa	3,008	27,836
Grupo Argos SA	5,240	57,820

		126,304
GREECE — 0.51%
Titan Cement Co. SAa	1,020	32,104

		32,104
INDIA — 4.32%
Sesa Sterlite Ltd. SP ADR	10,920	133,333
Tata Steel Ltd. SP GDR[c]	21,544	140,575

		273,908
INDONESIA — 1.89%
PT Indocement Tunggal Prakarsa Tbk	28,000	53,159
PT Semen Gresik (Persero) Tbk	52,000	66,791

		119,950

Security	Shares	Value

MALAYSIA — 1.97%
Lafarge Malaysia Bhd	7,200	$20,042
Petronas Chemicals Group Bhd	50,900	104,902

		124,944
MEXICO — 10.14%
Cemex SAB de CV CPO[a]	212,267	271,314
Grupo Mexico SAB de CV Series B	68,899	206,818
Industrias CH SAB de CV Series Ba	3,200	17,089
Industrias Penoles SAB de CV	2,560	59,561
Mexichem SAB de CV	19,247	71,598
Minera Frisco SAB de CV Series A1[a]	8,800	15,954

		642,334
PERU — 2.14%
Compania de Minas Buenaventura SA SP ADR	3,392	44,096
Southern Copper Corp.	3,032	91,384

		135,480
POLAND — 2.11%
Grupa Azoty SA	856	16,950
Jastrzebska Spolka Weglowa SA	576	7,915
KGHM Polska Miedz SA	2,520	91,101
Synthos SA	11,208	17,622

		133,588
RUSSIA — 4.89%
MMC Norilsk Nickel OJSC SP ADR	9,728	175,396
Severstal OAO SP GDR[c]	3,904	27,484
Uralkali OJSC SP GDR[c]	4,816	106,674

		309,554
SOUTH AFRICA — 9.64%
African Rainbow Minerals Ltd.	1,952	36,646
Anglo American Platinum Ltd.[a]	1,272	60,392
AngloGold Ashanti Ltd.	7,104	128,081
Assore Ltd.	632	24,399
Gold Fields Ltd.	13,408	56,160
Harmony Gold Mining Co. Ltd.[a]	7,104	23,462
Impala Platinum Holdings Ltd.	9,744	109,550
Kumba Iron Ore Ltd.	1,408	50,022
Nampak Ltd.	10,744	39,992
Northam Platinum Ltd.[a]	5,272	20,525
PPC Ltd.	9,328	27,104
Sappi Ltd.[a]	10,992	34,768

		611,101
SOUTH KOREA — 15.09%
Cheil Industries Inc.	856	54,592
Hanwha Chemical Corp.[b]	1,520	26,846
Hanwha Corp.	880	25,592
Hyosung Corp.	440	31,383
Hyundai Steel Co.	1,186	77,475
Korea Zinc Co. Ltd.	160	52,724
Kumho Petro Chemical Co. Ltd.	248	20,953

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

April 30, 2014

Security	Shares	Value

LG Chem Ltd.	832	$211,764
Lotte Chemical Corp.	312	49,217
OCI Co. Ltd.[a]	304	53,251
POSCO	1,184	352,347

		956,144
TAIWAN — 14.48%
Asia Cement Corp.	40,000	52,586
China Petrochemical Development Corp.	32,000	12,610
China Steel Corp.	208,310	174,868
Feng Hsin Iron & Steel Co. Ltd.	8,000	13,405
Formosa Chemicals & Fibre Corp.	58,000	140,208
Formosa Plastics Corp.	74,000	190,648
LCY Chemical Corp.	8,000	8,226
Nan Ya Plastics Corp.	88,000	192,622
Taiwan Cement Corp.	56,000	88,827
Taiwan Fertilizer Co. Ltd.	16,000	31,790
TSRC Corp.	8,000	11,736

		917,526
THAILAND — 3.03%
Indorama Ventures PCL NVDR	25,600	18,828
PTT Global Chemical PCL NVDR	30,462	65,659
Siam Cement PCL (The) Foreign	5,600	75,451
Siam Cement PCL (The) NVDR	2,400	32,188

		192,126
TURKEY — 0.67%
Eregli Demir ve Celik Fabrikalari TAS	25,320	35,037
Koza Altin Isletmeleri AS	712	7,078

		42,115

TOTAL COMMON STOCKS (Cost: $6,679,443)		5,571,093

PREFERRED STOCKS — 11.57%

BRAZIL — 9.94%
Bradespar SA	4,000	34,542
Braskem SA Class A	2,400	16,344
Gerdau SA	15,700	93,921
Metalurgica Gerdau SA	5,100	36,876
Suzano Papel e Celulose SA Class A	4,800	15,614
Usinas Siderurgicas de Minas Gerais SA Class A	6,400	24,970
Vale SA Class A	34,500	407,835

		630,102
CHILE — 0.88%
Sociedad Quimica y Minera de Chile SA Series B	1,744	55,744

		55,744
COLOMBIA — 0.44%
Grupo Argos SA	2,515	27,778

		27,778

Security	Shares	Value

SOUTH KOREA — 0.31%
LG Chem Ltd.	136	$19,677

		19,677

TOTAL PREFERRED STOCKS (Cost: $820,429)		733,301

RIGHTS — 0.00%

BRAZIL — 0.00%
Klabin SAa	266	12

		12
CHINA — 0.00%
Fosun International Ltd.[a]	2,457	11

		11

TOTAL RIGHTS (Cost: $0)		23

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	125,244	125,244
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	6,816	6,816
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,437	4,437

		136,497

TOTAL SHORT-TERM INVESTMENTS (Cost: $136,497)		136,497

TOTAL INVESTMENTS IN SECURITIES — 101.65% (Cost: $7,636,369)		6,440,914
Other Assets, Less Liabilities — (1.65)%		(104,327)

NET ASSETS — 100.00%		$6,336,587

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

April 30, 2014

[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

159

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.23%

AUSTRIA — 0.92%
BUWOG AGa	11,868	$217,789
Erste Group Bank AG	63,666	2,135,397
IMMOEAST AG Escrow[a,b]	740	—
IMMOFINANZ AGa	237,372	879,430
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AG	29,082	917,362
Vienna Insurance Group AG	9,432	502,520

		4,652,498
BELGIUM — 1.61%
Ageas	55,020	2,363,782
Groupe Bruxelles Lambert SA	20,043	2,025,101
KBC Groep NV	61,701	3,756,565

		8,145,448
DENMARK — 1.02%
Danske Bank A/S	162,309	4,583,083
TrygVesta A/S	6,288	596,905

		5,179,988
FINLAND — 1.08%
Sampo OYJ Class A	110,433	5,480,193

		5,480,193
FRANCE — 12.01%
AXA SA	444,090	11,560,755
BNP Paribas SA	246,411	18,487,274
CNP Assurances SA	42,444	977,510
Credit Agricole SAa	247,590	3,898,122
Eurazeo	7,467	628,656
Fonciere des Regions	7,074	717,684
Gecina SA	5,502	740,374
Icade	9,039	921,177
Klepierre	24,759	1,134,421
Natixis	229,119	1,625,593
SCOR SE	38,121	1,390,394
Societe Generale	178,029	11,058,698
Unibail-Rodamco SE	23,973	6,463,468
Wendel	7,860	1,183,008

		60,787,134
GERMANY — 10.18%
Allianz SE Registered	112,791	19,525,324
Commerzbank AGa	239,337	4,249,371
Deutsche Bank AG Registered	252,306	11,110,748
Deutsche Boerse AG	47,946	3,509,452
Deutsche Wohnen AG Bearer	70,740	1,514,915
Hannover Rueck SE Registered	14,934	1,389,628
Muenchener Rueckversicherungs-Gesellschaft AG Registered	44,409	10,249,202

		51,548,640

Security	Shares	Value

IRELAND — 0.43%
Bank of Ireland[a]	5,602,608	$2,198,426

		2,198,426
ITALY — 6.67%
Assicurazioni Generali SpA	288,855	6,740,611
Banca Monte dei Paschi di Siena SpA[a,c]	1,586,541	527,736
Banco Popolare SCa	83,635	1,720,906
Exor SpA	24,366	1,110,839
Intesa Sanpaolo SpA	2,876,367	9,811,031
Mediobanca SpA[a]	127,725	1,413,234
UniCredit SpA	1,074,069	9,590,766
Unione di Banche Italiane SpA	211,827	2,014,841
UnipolSai SpA[a]	222,438	816,083

		33,746,047
NETHERLANDS — 3.87%
AEGON NV	448,020	4,059,553
Corio NV	16,899	790,455
Delta Lloyd NV	47,553	1,249,790
ING Groep NV CVA[a]	949,881	13,480,074

		19,579,872
NORWAY — 1.02%
DNB ASA	241,695	4,264,895
Gjensidige Forsikring ASA	49,518	911,196

		5,176,091
PORTUGAL — 0.16%
Banco Espirito Santo SA Registered[a]	446,841	790,568

		790,568
SPAIN — 11.47%
Banco Bilbao Vizcaya Argentaria SA	1,459,251	17,896,293
Banco de Sabadell SA	840,627	2,855,648
Banco Popular Espanol SA	407,541	2,994,901
Banco Santander SA	2,869,686	28,517,210
Bankia SAa	997,041	2,030,814
CaixaBank SA	434,265	2,643,349
Mapfre SA	266,454	1,121,285

		58,059,500
SWEDEN — 6.92%
Industrivarden AB Class C	30,261	631,511
Investment AB Kinnevik Class B	55,413	1,942,929
Investor AB Class B	112,791	4,352,827
Nordea Bank AB	751,416	10,832,686
Skandinaviska Enskilda Banken AB Class A	375,708	5,162,677
Svenska Handelsbanken AB Class A	123,402	6,178,716
Swedbank AB Class A	224,010	5,936,339

		35,037,685
SWITZERLAND — 11.42%
Baloise Holding AG Registered	11,790	1,432,824

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2014

Security	Shares	Value

Credit Suisse Group AG Registered	374,922	$11,884,915
Julius Baer Group Ltd.[a]	55,413	2,589,863
Pargesa Holding SA Bearer	6,681	605,536
Partners Group Holding AG	4,323	1,182,325
Swiss Life Holding AG Registered[a]	7,860	1,930,072
Swiss Prime Site AG Registered[a]	13,362	1,122,290
Swiss Re AGa	87,246	7,615,259
UBS AG Registered[a]	903,114	18,873,642
Zurich Insurance Group AGa	36,942	10,577,634

		57,814,360
UNITED KINGDOM — 30.45%
3i Group PLC	240,123	1,539,936
Aberdeen Asset Management PLC	237,372	1,750,758
Admiral Group PLC	47,946	1,131,810
Aviva PLC	729,015	6,468,792
Barclays PLC	3,784,983	16,118,440
British Land Co. PLC	235,800	2,749,296
Direct Line Insurance Group PLC	278,244	1,175,982
Hammerson PLC	176,457	1,699,842
Hargreaves Lansdown PLC	51,858	1,024,509
HSBC Holdings PLC	4,638,972	47,319,983
ICAP PLC	135,978	950,797
Intu Properties PLC	215,807	1,064,051
Investec PLC	143,052	1,259,686
Land Securities Group PLC	194,535	3,488,480
Legal & General Group PLC	1,463,532	5,234,102
Lloyds Banking Group PLC[a]	12,360,243	15,728,304
London Stock Exchange Group PLC	43,623	1,334,713
Old Mutual PLC	1,211,226	4,084,296
Prudential PLC	633,123	14,523,180
Resolution Ltd.	350,556	1,765,731
Royal Bank of Scotland Group PLC[a]	535,659	2,702,608
RSA Insurance Group PLC	1,251,312	2,073,815
Schroders PLC	25,152	1,085,544
SEGRO PLC	183,531	1,084,345
Standard Chartered PLC	600,504	12,994,169
Standard Life PLC	587,928	3,794,275

		154,147,444

TOTAL COMMON STOCKS
(Cost: $458,412,205)		502,343,894

RIGHTS — 0.12%

SPAIN — 0.12%
Banco Santander SAa	2,820,456	586,605

		586,605

TOTAL RIGHTS
(Cost: $580,593)		586,605

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,821	1,821

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	99	$99
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	408,423	408,423

		410,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $410,343)		410,343

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $459,403,141)		503,340,842
Other Assets, Less Liabilities — 0.57%		2,889,442

NET ASSETS — 100.00%		$506,230,284

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.06%

HONG KONG — 26.67%
AIA Group Ltd.	80,000	$387,986
Bank of East Asia Ltd. (The)	8,800	36,265
BOC Hong Kong (Holdings) Ltd.	26,000	76,127
Cheung Kong (Holdings) Ltd.	8,000	136,208
First Pacific Co. Ltd.	16,000	17,728
Hang Lung Properties Ltd.	16,000	47,570
Hang Seng Bank Ltd.	5,200	84,712
Henderson Land Development Co. Ltd.	8,200	48,865
Hong Kong Exchanges and Clearing Ltd.	7,600	136,946
Hysan Development Co. Ltd.	4,000	17,103
Kerry Properties Ltd.	4,000	13,131
Link REIT (The)	16,000	79,558
New World Development Co. Ltd.	32,000	33,020
Sino Land Co. Ltd.	24,800	37,106
Sun Hung Kai Properties Ltd.	12,000	151,144
Swire Pacific Ltd. Class A	4,000	46,176
Swire Properties Ltd.	8,800	26,447
Wharf (Holdings) Ltd. (The)	8,600	60,178
Wheelock and Co. Ltd.	8,000	32,917

		1,469,187
JAPAN — 59.75%
Acom Co. Ltd.[a]	2,800	9,539
AEON Financial Service Co. Ltd.	400	10,068
AEON Mall Co. Ltd.	860	20,492
Aozora Bank Ltd.	8,000	23,808
Bank of Kyoto Ltd. (The)	4,000	32,580
Bank of Yokohama Ltd. (The)	8,000	40,176
Chiba Bank Ltd. (The)	4,000	25,414
Chugoku Bank Ltd. (The)	800	10,604
Credit Saison Co. Ltd.	1,200	25,539
Dai-ichi Life Insurance Co. Ltd. (The)	6,000	83,054
Daito Trust Construction Co. Ltd.	400	40,685
Daiwa House Industry Co. Ltd.	4,000	67,470
Daiwa Securities Group Inc.	12,000	89,868
Fukuoka Financial Group Inc.	4,000	16,329
Gunma Bank Ltd. (The)	4,000	21,263
Hachijuni Bank Ltd. (The)	4,000	21,850
Hiroshima Bank Ltd. (The)	4,000	16,446
Hokuhoku Financial Group Inc.	4,000	7,714
Hulic Co. Ltd.	1,600	19,250
Iyo Bank Ltd. (The)	800	7,197
Japan Exchange Group Inc.	2,000	39,511
Japan Prime Realty Investment Corp.	4	14,077
Japan Real Estate Investment Corp.	8	42,369
Japan Retail Fund Investment Corp.	16	32,172
Joyo Bank Ltd. (The)	4,000	19,462
Mitsubishi Estate Co. Ltd.	8,000	181,224
Mitsubishi UFJ Financial Group Inc.	86,000	456,309
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,400	21,666
Mitsui Fudosan Co. Ltd.	5,000	147,871
Mizuho Financial Group Inc.	154,800	303,084
MS&AD Insurance Group Holdings Inc.	3,680	82,498
Nippon Building Fund Inc.	8	44,327
Nippon Prologis REIT Inc.	8	16,932

Security	Shares	Value

Nishi-Nippon City Bank Ltd. (The)	4,000	$9,085
NKSJ Holdings Inc.	2,400	59,888
Nomura Holdings Inc.	24,400	140,452
Nomura Real Estate Holdings Inc.	800	14,927
NTT Urban Development Corp.	800	7,033
ORIX Corp.	8,400	121,457
Resona Holdings Inc.	14,000	71,542
SBI Holdings Inc.	1,620	18,476
Seven Bank Ltd.	4,000	15,154
Shinsei Bank Ltd.	12,000	23,377
Shizuoka Bank Ltd. (The)	4,000	38,218
Sony Financial Holdings Inc.	1,200	19,242
Sumitomo Mitsui Financial Group Inc.	8,400	331,642
Sumitomo Mitsui Trust Holdings Inc.	20,940	86,302
Sumitomo Realty & Development Co. Ltd.	2,000	77,533
T&D Holdings Inc.	4,000	47,734
Tokio Marine Holdings Inc.	4,800	141,486
Tokyo Tatemono Co. Ltd.	3,000	23,906
Tokyu Fudosan Holdings Corp.	4,000	29,055
United Urban Investment Corp.	16	24,121

		3,291,478
SINGAPORE — 12.64%
Ascendas REIT	12,000	21,890
CapitaCommercial Trust	12,000	15,295
CapitaLand Ltd.	16,000	40,785
CapitaMall Trust Management Ltd.	16,000	25,427
CapitaMalls Asia Ltd.	8,000	14,084
City Developments Ltd.	4,000	34,508
DBS Group Holdings Ltd.	12,000	161,931
Global Logistic Properties Ltd.	20,000	45,406
Keppel Land Ltd.	4,000	11,025
Oversea-Chinese Banking Corp. Ltd.[b]	16,000	122,994
Singapore Exchange Ltd.	8,000	44,099
United Overseas Bank Ltd.	8,000	138,671
UOL Group Ltd.	4,000	20,456

		696,571

TOTAL COMMON STOCKS
(Cost: $5,891,041)		5,457,236

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	116,766	116,766
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	6,354	6,354

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS ETF

April 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	825	$825

		123,945

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,945)		123,945

TOTAL INVESTMENTS IN SECURITIES — 101.31%		5,581,181
(Cost: $6,014,986)
Other Assets, Less Liabilities — (1.31)%		(71,933)

NET ASSETS — 100.00%		$5,509,248

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

163

Schedule of Investments  (Unaudited)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.43%

AUSTRALIA — 3.52%
AGL Energy Ltd.	9,844	$143,838
ALS Ltd.	6,321	43,925
Alumina Ltd.[a]	42,780	53,511
Amcor Ltd.	21,298	203,059
AMP Ltd.	45,724	213,946
APA Group	14,215	87,718
Asciano Ltd.	15,851	79,455
ASX Ltd.	3,460	113,936
Aurizon Holdings Ltd.	31,786	152,558
Australia and New Zealand Banking Group Ltd.	45,034	1,438,303
Bank of Queensland Ltd.	5,952	67,612
Bendigo and Adelaide Bank Ltd.	7,223	77,030
BGP Holdings PLC[a,b]	38,252	1
BHP Billiton Ltd.	53,682	1,877,649
Boral Ltd.	14,444	76,150
Brambles Ltd.	26,082	227,888
Caltex Australia Ltd.	2,438	50,306
CFS Retail Property Trust Group	42,918	79,929
Coca-Cola Amatil Ltd.	10,304	88,311
Cochlear Ltd.	966	52,530
Commonwealth Bank of Australia	26,588	1,943,710
Computershare Ltd.	7,912	90,536
Crown Resorts Ltd.	7,866	116,903
CSL Ltd.	8,096	513,317
Dexus Property Group	90,482	95,154
Echo Entertainment Group Ltd.	8,050	21,034
Federation Centres	25,852	59,643
Flight Centre Travel Group Ltd.	1,058	52,691
Fortescue Metals Group Ltd.	25,208	117,950
Goodman Group	26,542	122,471
GPT Group	26,680	96,904
Harvey Norman Holdings Ltd.	11,638	35,369
Iluka Resources Ltd.	7,038	57,972
Incitec Pivot Ltd.	29,670	79,173
Insurance Australia Group Ltd.	33,994	180,794
James Hardie Industries SE	8,556	108,766
Leighton Holdings Ltd.[c]	2,760	48,793
Lend Lease Group	8,280	99,350
Macquarie Group Ltd.	4,948	264,530
Metcash Ltd.	13,524	34,835
Mirvac Group	57,230	92,796
National Australia Bank Ltd.	38,640	1,263,806
Newcrest Mining Ltd.[a]	11,914	115,467
Orica Ltd.	6,440	130,498
Origin Energy Ltd.	18,446	254,658
Qantas Airways Ltd.[a]	20,378	23,035
QBE Insurance Group Ltd.	20,286	217,658
Ramsay Health Care Ltd.	2,438	101,223
Rio Tinto Ltd.	7,218	412,640
Santos Ltd.	16,192	206,287
Seek Ltd.	5,106	79,102
Sonic Healthcare Ltd.	6,949	113,963
SP AusNet	38,732	50,242
Stockland Corp. Ltd.	37,776	136,155
Suncorp Group Ltd.	22,540	271,915
Sydney Airport	13,524	52,879

Security	Shares	Value

Tabcorp Holdings Ltd.	14,996	$51,688
Tatts Group Ltd.	26,220	73,368
Telstra Corp. Ltd.	70,014	338,629
Toll Holdings Ltd.	9,890	48,475
Transurban Group	22,356	150,590
Treasury Wine Estates Ltd.	8,280	29,230
Wesfarmers Ltd.	18,538	733,603
Westfield Group	35,512	360,295
Westfield Retail Trust	49,082	145,071
Westpac Banking Corp.	51,290	1,668,998
Woodside Petroleum Ltd.	10,856	410,392
Woolworths Ltd.	20,286	701,466
WorleyParsons Ltd.	3,450	53,735

		17,555,414
AUSTRIA — 0.13%
Andritz AG	1,058	65,625
BUWOG AGa	679	12,460
Erste Group Bank AG	4,122	138,255
IMMOEAST AG Escrow[a,b]	5,270	—
IMMOFINANZ AG	13,587	50,338
OMV AG	2,484	116,121
Raiffeisen International Bank Holding AG	1,932	60,943
Telekom Austria AG	4,186	41,499
Vienna Insurance Group AG	920	49,016
Voestalpine AG	1,932	88,133

		622,390
BELGIUM — 0.55%
Ageas	3,995	171,634
Anheuser-Busch InBev NV	13,156	1,430,859
Belgacom SA	2,349	71,849
Colruyt SA	1,380	77,953
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	1,656	122,935
Groupe Bruxelles Lambert SA	1,380	139,432
KBC Groep NV	4,094	249,257
Solvay SA	1,012	163,752
Telenet Group Holding NV	960	56,232
UCB SAc	1,821	149,197
Umicore SAc	1,821	89,192

		2,722,292
CANADA — 4.53%
Agnico-Eagle Mines Ltd.	2,852	84,122
Agrium Inc.	2,576	247,096
Alimentation Couche-Tard Inc. Class B	6,762	190,330
AltaGas Ltd.	1,840	78,298
ARC Resources Ltd.	4,922	145,850
ATCO Ltd. Class I NVS	920	44,858
Athabasca Oil Corp.[a]	5,612	41,625
Bank of Montreal	10,718	737,842
Bank of Nova Scotia	20,378	1,236,662
Barrick Gold Corp.	19,366	337,575
Baytex Energy Corp.	1,978	82,224
BCE Inc.	3,956	175,910
Bell Aliant Inc.	1,288	31,688
BlackBerry Ltd.[a,c]	7,866	59,992
Bombardier Inc. Class B	25,668	103,144
Brookfield Asset Management Inc. Class A	9,431	395,390
CAE Inc.	5,934	78,240
Cameco Corp.	6,670	141,793
Canadian Imperial Bank of Commerce	6,670	593,915

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

Canadian National Railway Co.	13,938	$815,363
Canadian Natural Resources Ltd.	18,400	748,776
Canadian Oil Sands Ltd.	7,774	168,309
Canadian Pacific Railway Ltd.	2,944	459,097
Canadian Tire Corp. Ltd. Class A NVS	1,334	130,853
Canadian Utilities Ltd. Class A	2,208	81,463
Catamaran Corp.[a]	3,266	123,920
Cenovus Energy Inc.	12,650	376,347
CGI Group Inc. Class Aa	3,726	134,176
CI Financial Corp.	2,622	85,055
Crescent Point Energy Corp.	6,440	261,661
Dollarama Inc.	1,104	91,704
Eldorado Gold Corp.	10,994	66,919
Empire Co. Ltd. Class A	782	49,402
Enbridge Inc.	12,650	609,648
Encana Corp.	12,512	289,471
Enerplus Corp.	3,654	80,941
Fairfax Financial Holdings Ltd.	368	160,251
Finning International Inc.	2,438	65,757
First Capital Realty Inc.	1,564	25,581
First Quantum Minerals Ltd.	9,154	182,087
Fortis Inc.	3,404	99,876
Franco-Nevada Corp.	2,576	124,006
George Weston Ltd.	828	62,305
Gildan Activewear Inc.	1,932	98,638
Goldcorp Inc.	13,708	338,125
Great-West Lifeco Inc.	4,600	129,267
H&R Real Estate Investment Trust	1,288	27,087
Husky Energy Inc.	5,382	175,665
IGM Financial Inc.	1,932	96,103
Imperial Oil Ltd.	4,968	242,277
Industrial Alliance Insurance and Financial Services Inc.	1,334	55,003
Intact Financial Corp.	2,070	135,749
Inter Pipeline Ltd.	5,060	137,399
Keyera Corp.	1,058	70,279
Kinross Gold Corp.	18,952	76,848
Loblaw Companies Ltd.	4,226	183,488
Magna International Inc. Class A	3,726	364,571
Manulife Financial Corp.	30,273	567,696
MEG Energy Corp.[a]	2,346	84,353
Methanex Corp.	1,564	96,752
Metro Inc. Class A	1,564	96,281
National Bank of Canada	5,428	224,994
New Gold Inc.[a]	8,786	44,352
Onex Corp.	1,978	112,828
Open Text Corp.	2,116	104,214
Pacific Rubiales Energy Corp.	4,830	78,736
Pembina Pipeline Corp.	4,600	180,529
Pengrowth Energy Corp.	7,958	51,630
Penn West Petroleum Ltd.	7,360	66,461
Peyto Exploration & Development Corp.	2,024	74,527
Potash Corp. of Saskatchewan Inc.	14,315	516,798
Power Corp. of Canada	5,566	156,514
Power Financial Corp.	3,726	118,219
RioCan Real Estate Investment Trust	2,392	59,350
Rogers Communications Inc. Class B	6,118	242,669
Royal Bank of Canada	23,874	1,591,310
Saputo Inc.	2,346	125,290
Shaw Communications Inc. Class B	6,348	153,574
Silver Wheaton Corp.	5,750	127,370
SNC-Lavalin Group Inc.	2,438	110,454
Sun Life Financial Inc.	9,614	325,007
Suncor Energy Inc.	24,610	948,117
Talisman Energy Inc.	17,986	185,686
Teck Resources Ltd. Class B	9,706	220,927

Security	Shares	Value

TELUS Corp. NVS	4,436	$156,106
Thomson Reuters Corp.	6,302	227,801
Tim Hortons Inc.	2,438	133,557
Toronto-Dominion Bank (The)	30,498	1,465,360
Tourmaline Oil Corp.[a]	2,707	139,981
TransAlta Corp.	4,094	49,951
TransCanada Corp.	11,776	548,105
Turquoise Hill Resources Ltd.[a,c]	14,081	54,659
Valeant Pharmaceuticals International Inc.[a]	5,244	700,363
Vermilion Energy Inc.	1,564	103,934
Yamana Gold Inc.	12,742	95,323

		22,569,799
DENMARK — 0.61%
A.P. Moeller-Maersk A/S Class A	40	90,655
A.P. Moeller-Maersk A/S Class B	125	297,694
Carlsberg A/S Class B	1,794	179,132
Coloplast A/S Class B	1,840	154,295
Danske Bank A/S	11,040	311,734
DSV A/S	3,680	122,711
Novo Nordisk A/S Class B	32,936	1,484,951
Novozymes A/S Class B	3,818	182,777
TDC A/S	12,558	117,810
TrygVesta A/S	414	39,300
William Demant Holding A/Sa	463	41,431

		3,022,490
FINLAND — 0.39%
Elisa OYJ	2,530	75,527
Fortum OYJ	7,590	171,224
Kone OYJ Class B	5,244	224,094
Metso OYJ	2,208	88,416
Neste Oil OYJ[c]	2,208	45,310
Nokia OYJ[a]	62,100	464,535
Nokian Renkaat OYJ	1,840	73,017
Orion OYJ Class B	1,564	47,643
Sampo OYJ Class A	7,406	367,520
Stora Enso OYJ Class R	8,694	88,541
UPM-Kymmene OYJ	8,970	156,711
Wartsila OYJ Abp	2,898	161,291

		1,963,829
FRANCE — 4.67%
Accor SA	2,622	128,116
Aeroports de Paris	644	80,034
Airbus Group NV	9,660	662,872
Alcatel-Lucent[a]	46,322	185,104
ALSTOM	3,128	128,032
ArcelorMittal	16,284	264,282
Arkema SA	1,104	123,026
Atos SA	920	79,382
AXA SA	29,164	759,211
BNP Paribas SA	16,560	1,242,433
Bouygues SA	3,358	150,925
Bureau Veritas SA	3,312	101,030
Cap Gemini SA	2,484	175,344
Carrefour SA	9,890	384,375
Casino Guichard-Perrachon SA	874	111,187
CGG[a]	2,668	46,093
Christian Dior SA	920	188,984
CNP Assurances SA	2,944	67,802
Compagnie de Saint-Gobain	6,946	423,955

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

Compagnie Generale des Etablissements Michelin Class B	3,036	$370,442
Credit Agricole SAa	16,698	262,898
Danone SA	9,522	701,857
Dassault Systemes SA	1,150	141,323
Edenred SA	2,898	97,683
Electricite de France	4,048	155,164
Essilor International SA	3,358	358,933
Eurazeo	501	42,180
Eutelsat Communications SA	2,438	83,597
Fonciere des Regions	552	56,003
GDF Suez	22,080	556,428
Gecina SA	368	49,520
Groupe Eurotunnel SA Registered	10,951	146,815
Icade	598	60,943
Iliad SA	506	136,460
Imerys SA	276	24,213
JCDecaux SA	1,104	45,234
Kering	1,288	284,669
Klepierre	2,025	92,782
L’Air Liquide SA	5,244	749,647
L’Oreal SA	4,048	695,981
Lafarge SA	3,266	298,200
Lagardere SCA	2,116	88,532
Legrand SA	4,002	258,027
LVMH Moet Hennessy Louis Vuitton SA	4,232	831,771
Natixis	16,767	118,961
Orange	31,096	503,381
Pernod Ricard SA	3,545	425,224
Publicis Groupe SA	2,668	227,138
Remy Cointreau SA	322	28,302
Renault SA	3,266	317,672
Rexel SA	3,542	89,383
Safran SA	4,186	281,179
Sanofi	19,688	2,129,819
Schneider Electric SA	8,989	841,922
SCOR SE	2,734	99,718
SES SA Class A FDR	5,382	202,567
Societe BIC SA	460	60,962
Societe Generale	11,842	735,594
Sodexo	1,702	183,365
STMicroelectronics NV	10,764	102,922
Suez Environnement SA	5,336	104,691
Technip SA	1,702	191,388
Thales SA	1,702	108,202
Total SA	35,190	2,511,846
Unibail-Rodamco SE	1,656	446,482
Valeo SA	1,242	170,040
Vallourec SA	1,748	103,261
Veolia Environnement	6,118	114,010
Vinci SA	7,590	571,869
Vivendi SA	19,597	525,510
Wendel	552	83,081
Zodiac Aerospace	2,990	99,312

		23,269,290
GERMANY — 3.92%
Adidas AG	3,450	368,002
Allianz SE Registered	7,590	1,313,910
Axel Springer SE	506	30,870
BASF SE	15,134	1,750,698
Bayer AG Registered	13,708	1,900,681
Bayerische Motoren Werke AG	5,566	695,967
Beiersdorf AG	1,610	161,309
Brenntag AG	828	149,650

Security	Shares	Value

Celesio AG	1,564	$54,192
Commerzbank AGa	16,036	284,715
Continental AG	1,748	409,240
Daimler AG Registered	16,146	1,493,899
Deutsche Bank AG Registered	17,066	751,532
Deutsche Boerse AG	3,312	242,425
Deutsche Lufthansa AG Registered	4,462	111,857
Deutsche Post AG Registered	14,444	543,441
Deutsche Telekom AG Registered	48,668	815,503
Deutsche Wohnen AG Bearer	4,971	106,455
E.ON SE	30,038	574,134
Fraport AG	690	50,888
Fresenius Medical Care AG & Co. KGaA	3,496	240,187
Fresenius SE & Co. KGaA	2,024	307,438
GEA Group AG	3,266	146,020
Hannover Rueck SE Registered	1,012	94,168
HeidelbergCement AG	2,254	195,393
Henkel AG & Co. KGaA	2,116	217,053
Hochtief AG	598	55,545
Hugo Boss AG	552	76,538
Infineon Technologies AG	17,296	200,943
K+S AG Registered	2,784	97,295
Kabel Deutschland Holding AG	388	52,518
Lanxess AG	1,472	111,847
Linde AG	3,036	629,119
MAN SE	644	82,481
Merck KGaA	1,104	186,063
METRO AG	2,208	88,171
Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,990	690,065
Osram Licht AGa	1,326	69,369
ProSiebenSat.1 Media AG Registered	3,588	156,785
QIAGEN NVa	4,002	87,674
RTL Group SAa	644	71,623
RWE AG	8,096	308,533
SAP AG	15,318	1,232,721
Siemens AG Registered	13,156	1,732,937
Sky Deutschland AGa	7,314	62,551
Suedzucker AG	1,334	28,411
Telefonica Deutschland Holding AGd	5,106	42,386
ThyssenKrupp AGa	7,176	204,171
United Internet AG Registered[e]	1,656	71,042
Volkswagen AG	598	159,613

		19,508,028
HONG KONG — 1.28%
AIA Group Ltd.[c]	193,200	936,987
ASM Pacific Technology Ltd.	4,600	51,145
Bank of East Asia Ltd. (The)	18,480	76,157
BOC Hong Kong (Holdings) Ltd.	46,000	134,686
Cheung Kong (Holdings) Ltd.	23,000	391,598
Cheung Kong Infrastructure Holdings Ltd.	10,000	65,266
CLP Holdings Ltd.	23,000	183,932
Galaxy Entertainment Group Ltd.[a]	46,000	361,041
Hang Lung Properties Ltd.	46,000	136,763
Hang Seng Bank Ltd.	13,800	224,813
Henderson Land Development Co. Ltd.	17,000	101,305
HKT Trust and HKT Ltd.	46,000	48,119
Hong Kong and China Gas Co. Ltd. (The)	92,020	212,221
Hong Kong Exchanges and Clearing Ltd.	19,100	344,166
Hutchison Whampoa Ltd.	46,000	628,930
Kerry Properties Ltd.	23,000	75,501
Li & Fung Ltd.	92,000	133,618
Link REIT (The)	46,000	228,729
MGM China Holdings Ltd.	18,400	64,080

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

MTR Corp. Ltd.	23,000	$86,774
New World Development Co. Ltd.	61,333	63,288
PCCW Ltd.	46,000	24,564
Power Assets Holdings Ltd.	23,000	198,766
Sands China Ltd.	36,800	268,660
Sino Land Co. Ltd.	92,000	137,653
SJM Holdings Ltd.	46,000	127,566
Sun Hung Kai Properties Ltd.	27,000	340,075
Swire Pacific Ltd. Class A	11,000	126,986
Swire Properties Ltd.	18,400	55,298
Wharf (Holdings) Ltd. (The)	46,800	327,480
Wheelock and Co. Ltd.	17,000	69,948
Wynn Macau Ltd.	18,400	72,505
Yue Yuen Industrial (Holdings) Ltd.	23,000	71,051

		6,369,671
IRELAND — 0.14%
Bank of Ireland[a]	361,376	141,801
CRH PLC	12,148	352,204
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	2,622	206,862

		700,867
ISRAEL — 0.23%
Bank Hapoalim BM	17,894	100,965
Bank Leumi le-Israel BMa	20,378	79,656
Bezeq The Israel Telecommunication Corp. Ltd.	25,576	46,330
Delek Group Ltd. (The)	92	37,238
Israel Chemicals Ltd.	7,544	66,824
Israel Corp. Ltd. (The)[a]	46	25,928
Mizrahi Tefahot Bank Ltd.	2,070	27,654
NICE Systems Ltd.	1,012	43,915
Teva Pharmaceutical Industries Ltd.	13,846	690,040

		1,118,550
ITALY — 1.19%
Assicurazioni Generali SpA	19,458	454,064
Atlantia SpA	5,953	154,765
Banca Monte dei Paschi di Siena SpA[a,c]	111,320	37,029
Banco Popolare SCa	5,704	117,368
CNH Industrial NV	16,008	186,445
Enel Green Power SpA	30,176	86,191
Enel SpA	111,228	628,305
Eni SpA	42,136	1,093,106
Exor SpA	1,288	58,720
Fiat SpA[a]	14,402	173,332
Finmeccanica SpA[a]	6,716	61,972
Intesa Sanpaolo SpA	197,340	673,109
Luxottica Group SpA	2,898	165,832
Mediobanca SpA[a]	9,062	100,268
Pirelli & C. SpA	3,910	65,491
Prysmian SpA	2,990	77,692
Saipem SpA	4,370	116,943
Snam SpA	33,258	199,765
Telecom Italia SpA[a]	166,980	213,814
Telecom Italia SpA RNC	107,548	106,696
Tenaris SA	7,728	172,944
Terna SpA	28,658	154,969
UniCredit SpA	73,232	653,916
Unione di Banche Italiane SpA	15,180	144,388
UnipolSai SpA[a]	14,858	54,511

		5,951,635

Security	Shares	Value

NETHERLANDS — 1.21%
AEGON NV	28,612	$259,256
Akzo Nobel NV	4,048	311,452
ASML Holding NV	5,888	485,187
Chicago Bridge & Iron Co. NV	1,610	128,913
Corio NV	1,082	50,611
Delta Lloyd NV	2,951	77,558
Fugro NV CVA	1,242	82,170
Gemalto NVc	1,334	149,267
Heineken Holding NV	1,702	108,556
Heineken NV	3,818	264,692
ING Groep NV CVA[a]	64,032	908,699
Koninklijke Ahold NV	15,031	289,797
Koninklijke DSM NV	2,416	173,123
Koninklijke KPN NVa	55,338	196,579
Koninklijke Philips NV	16,238	519,529
Koninklijke Vopak NV	1,196	59,509
OCI NVa	1,518	64,880
Randstad Holding NV	1,932	112,256
Reed Elsevier NV	11,408	232,600
Royal Boskalis Westminster NV CVA	1,104	62,500
TNT Express NV	7,176	64,575
Unilever NV CVA	27,278	1,168,141
Wolters Kluwer NV	4,692	130,569
Ziggo NV	2,622	113,719

		6,014,138
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	26,330	89,802
Contact Energy Ltd.	7,268	35,528
Fletcher Building Ltd.	9,798	82,912
Ryman Healthcare Ltd.	5,980	44,438
Telecom Corp. of New Zealand Ltd.	28,888	68,745

		321,425
NORWAY — 0.38%
Aker Solutions ASA	2,852	45,561
DNB ASA	16,100	284,097
Gjensidige Forsikring ASA	3,358	61,792
Norsk Hydro ASA	25,162	134,384
Orkla ASA	11,454	94,403
Seadrill Ltd.	5,888	205,127
Statoil ASA	18,860	571,237
Subsea 7 SA	5,014	100,093
Telenor ASA	11,408	267,191
Yara International ASA	3,132	147,553

		1,911,438
PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[a]	29,234	51,722
Energias de Portugal SA	34,868	169,212
Galp Energia SGPS SA Class B	5,290	91,576
Jeronimo Martins SGPS SA	4,324	75,572
Portugal Telecom SGPS SA Registered[c]	12,609	52,449

		440,531

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

SINGAPORE — 0.68%
Ascendas REIT	46,000	$83,913
CapitaLand Ltd.	46,000	117,258
CapitaMall Trust Management Ltd.	46,200	73,421
City Developments Ltd.	4,000	34,508
ComfortDelGro Corp. Ltd.	46,000	77,684
DBS Group Holdings Ltd.	29,000	391,333
Genting Singapore PLC	92,800	97,949
Global Logistic Properties Ltd.	46,000	104,433
Golden Agri-Resources Ltd.	184,000	89,409
Hutchison Port Holdings Trust	92,000	62,560
Jardine Cycle & Carriage Ltd.	1,000	37,368
Keppel Corp. Ltd.	46,200	387,530
Noble Group Ltd.	92,163	94,340
Olam International Ltd.	22,000	39,081
Oversea-Chinese Banking Corp. Ltd.[c]	45,000	345,919
Singapore Airlines Ltd.	9,000	74,417
Singapore Exchange Ltd.	14,000	77,174
Singapore Press Holdings Ltd.[c]	40,000	133,509
Singapore Technologies Engineering Ltd.	46,000	139,977
Singapore Telecommunications Ltd.	138,000	421,030
United Overseas Bank Ltd.	22,000	381,344
Wilmar International Ltd.	46,000	124,587

		3,388,744
SPAIN — 1.61%
Abertis Infraestructuras SA	6,478	145,554
Actividades de Construcciones y Servicios SA	2,577	110,321
Amadeus IT Holding SA Class A	6,256	259,837
Banco Bilbao Vizcaya Argentaria SA	99,056	1,214,825
Banco de Sabadell SA	58,945	200,239
Banco Popular Espanol SA	28,290	207,895
Banco Santander SA	195,178	1,939,561
Bankia SAa	68,770	140,073
CaixaBank SA	30,406	185,080
Distribuidora Internacional de Alimentacion SA	9,890	88,284
Enagas SA	3,329	102,471
Ferrovial SA	5,618	124,634
Gas Natural SDG SA	5,888	168,709
Grifols SA	2,530	135,057
Iberdrola SA	79,809	557,169
Industria de Diseno Textil SA	3,588	538,040
International Consolidated Airlines Group SAa	16,998	116,193
Mapfre SA	19,366	81,496
Red Electrica Corporacion SA	1,824	149,923
Repsol SA	14,684	394,986
Telefonica SA	67,804	1,134,744
Zardoya Otis SA	2,769	48,529

		8,043,620
SWEDEN — 1.44%
Alfa Laval AB	6,072	160,724
Assa Abloy AB Class B	5,290	279,399
Atlas Copco AB Class A	11,086	320,150
Atlas Copco AB Class B	6,394	173,270
Boliden AB	5,060	76,713
Electrolux AB Class B	4,094	113,204
Elekta AB Class B	6,072	84,788
Getinge AB Class B	3,634	106,563
Hennes & Mauritz AB Class B	15,732	639,235
Hexagon AB Class B	3,956	125,778

Security	Shares	Value

Husqvarna AB Class B	5,570	$46,154
Investment AB Kinnevik Class B	3,634	127,418
Investor AB Class B	7,866	303,564
Lundin Petroleum ABa	3,772	80,396
Millicom International Cellular SA SDR	1,104	108,928
Nordea Bank AB	50,554	728,805
Sandvik AB	17,802	250,630
Scania AB Class B	5,750	173,817
Securitas AB Class B	5,750	69,218
Skandinaviska Enskilda Banken AB Class A	24,748	340,067
Skanska AB Class B	6,808	155,342
SKF AB Class B	5,980	154,159
Svenska Cellulosa AB Class B	9,476	264,785
Svenska Handelsbanken AB Class A	8,418	421,488
Swedbank AB Class A	15,180	402,275
Swedish Match AB	3,680	125,868
Tele2 AB Class B	4,876	62,101
Telefonaktiebolaget LM Ericsson Class B	50,278	605,629
TeliaSonera AB	39,192	283,616
Volvo AB Class B	24,886	391,415

		7,175,499
SWITZERLAND — 4.12%
ABB Ltd. Registered	35,926	862,599
Actelion Ltd. Registered	1,681	165,055
Adecco SA Registered	2,271	189,712
Aryzta AG	1,426	131,595
Baloise Holding AG Registered	910	110,591
Barry Callebaut AG Registered	46	62,434
Compagnie Financiere Richemont SA Class A Bearer	8,694	881,792
Credit Suisse Group AG Registered	24,889	788,974
EMS-Chemie Holding AG Registered	138	53,722
Geberit AG Registered	644	214,533
Givaudan SA Registered	142	223,697
Holcim Ltd. Registered	3,542	324,249
Julius Baer Group Ltd.	3,910	182,743
Kuehne & Nagel International AG Registered	782	106,759
Lindt & Spruengli AG Participation Certificates	9	43,750
Lindt & Spruengli AG Registered	2	116,599
Lonza Group AG Registered	962	100,467
Nestle SA Registered	53,544	4,132,336
Novartis AG Registered	38,318	3,320,647
Pargesa Holding SA Bearer	578	52,387
Partners Group Holding AG	322	88,066
Roche Holding AG Genusschein	11,730	3,437,265
Schindler Holding AG Participation Certificates	782	120,970
Schindler Holding AG Registered	414	63,103
SGS SA Registered	92	229,360
Sika AG Bearer	46	185,944
Sonova Holding AG Registered	828	119,434
Sulzer AG Registered	414	63,667
Swatch Group AG (The) Bearer	506	324,422
Swatch Group AG (The) Registered	738	88,850
Swiss Life Holding AG Registered	598	146,843
Swiss Prime Site AG Registered	1,012	84,999
Swiss Re AG	5,750	501,888
Swisscom AG Registered	368	223,613
Syngenta AG Registered	1,518	601,028
Transocean Ltd.	5,980	254,903
UBS AG Registered	60,030	1,254,531
Zurich Insurance Group AG	2,438	698,075

		20,551,602

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

UNITED KINGDOM — 9.67%
3i Group PLC	17,388	$111,511
Aberdeen Asset Management PLC	15,778	116,372
Admiral Group PLC	3,220	76,011
Aggreko PLC	4,324	115,141
AMEC PLC	5,658	117,990
Anglo American PLC	22,540	602,108
Antofagasta PLC	5,750	76,411
ARM Holdings PLC	23,046	346,921
ASOS PLC[a]	874	63,075
Associated British Foods PLC	5,290	265,383
AstraZeneca PLC	20,884	1,644,698
Aviva PLC	50,048	444,092
Babcock International Group PLC	5,014	101,089
BAE Systems PLC	55,277	373,352
Barclays PLC	254,252	1,082,738
BG Group PLC	56,534	1,143,617
BHP Billiton PLC	35,236	1,141,762
BP PLC	311,144	2,622,708
British American Tobacco PLC	31,510	1,818,056
British Land Co. PLC	14,030	163,582
British Sky Broadcasting Group PLC	17,710	263,157
BT Group PLC	131,744	819,752
Bunzl PLC	4,554	129,263
Burberry Group PLC	7,452	186,859
Capita PLC	9,568	175,293
Carnival PLC	3,220	128,643
Centrica PLC	86,758	483,434
Cobham PLC	22,586	117,731
Coca-Cola HBC AG SP ADR	2,959	74,537
Compass Group PLC	30,406	483,642
Croda International PLC	2,116	92,040
Diageo PLC	41,630	1,277,600
Direct Line Insurance Group PLC	13,662	57,742
easyJet PLC	2,898	80,105
Experian PLC	17,020	326,476
Fresnillo PLC	3,818	54,895
G4S PLC	23,966	95,504
GKN PLC	25,944	168,222
GlaxoSmithKline PLC	81,236	2,238,632
Glencore Xstrata PLC	174,340	937,606
Hammerson PLC	13,575	130,770
Hargreaves Lansdown PLC	3,542	69,976
HSBC Holdings PLC	310,086	3,163,042
ICAP PLC	9,522	66,581
IMI PLC	3,823	96,830
Imperial Tobacco Group PLC	16,422	709,040
Inmarsat PLC	6,808	83,688
InterContinental Hotels Group PLC	5,014	170,852
Intertek Group PLC	2,714	133,174
Intu Properties PLC	14,490	71,444
Investec PLC	8,740	76,963
ITV PLC	60,628	186,320
J Sainsbury PLC	23,506	133,243
Johnson Matthey PLC	3,395	187,629
Kingfisher PLC	40,986	289,354
Land Securities Group PLC	14,858	266,440
Legal & General Group PLC	104,696	374,429
Lloyds Banking Group PLC[a]	831,358	1,057,896
London Stock Exchange Group PLC	2,898	88,669
Marks & Spencer Group PLC	27,922	207,969
Meggitt PLC	13,110	105,527
Melrose Industries PLC	16,970	81,809

Security	Shares	Value

National Grid PLC	60,582	$859,796
Next PLC	2,622	288,665
Nobel Corp. PLC	4,186	128,971
Old Mutual PLC	79,497	268,067
Pearson PLC	14,260	267,033
Persimmon PLC[a]	4,186	92,736
Petrofac Ltd.	4,554	111,731
Prudential PLC	42,642	978,163
Randgold Resources Ltd.	1,518	122,522
Reckitt Benckiser Group PLC	10,718	864,174
Reed Elsevier PLC	19,274	283,793
Resolution Ltd.	24,886	125,349
Rexam PLC	14,865	124,497
Rio Tinto PLC	20,976	1,142,087
Rolls-Royce Holdings PLC	31,293	554,818
Royal Bank of Scotland Group PLC[a]	34,408	173,602
Royal Dutch Shell PLC Class A	63,710	2,524,845
Royal Dutch Shell PLC Class B	41,676	1,773,375
Royal Mail PLC[a]	10,764	96,240
RSA Insurance Group PLC	77,021	127,648
SABMiller PLC	15,548	845,497
Sage Group PLC (The)	19,948	143,625
Schroders PLC	1,932	83,384
SEGRO PLC	7,682	45,387
Serco Group PLC	9,660	55,475
Severn Trent PLC	3,772	117,512
Shire PLC	9,246	527,385
Smith & Nephew PLC	15,916	247,115
Smiths Group PLC	5,382	121,322
SSE PLC	15,668	403,457
Standard Chartered PLC	40,066	866,979
Standard Life PLC	38,226	246,697
Tate & Lyle PLC	7,866	93,108
Tesco PLC	135,194	668,752
Travis Perkins PLC	3,680	105,946
TUI Travel PLC	9,798	70,777
Tullow Oil PLC	15,226	226,247
Unilever PLC	21,390	954,962
United Utilities Group PLC	10,859	145,954
Vodafone Group PLC	437,133	1,653,022
Weir Group PLC (The)	3,174	144,169
Whitbread PLC	3,404	234,511
William Hill PLC	10,810	64,744
Wm Morrison Supermarkets PLC	36,662	124,368
Wolseley PLC	4,733	273,403
WPP PLC	20,516	441,343

		48,182,648
UNITED STATES — 59.01%
3M Co.	10,672	1,484,368
Abbott Laboratories	25,438	985,468
AbbVie Inc.	26,404	1,375,120
Accenture PLC Class A	10,672	856,108
ACE Ltd.	5,704	583,633
Actavis PLC[a]	2,830	578,254
Activision Blizzard Inc.	7,820	156,478
Adobe Systems Inc.[a]	7,774	479,578
ADT Corp. (The)	3,581	108,289
Advance Auto Parts Inc.	1,196	145,063
AES Corp. (The)	11,776	170,163
Aetna Inc.	6,256	446,991
Affiliated Managers Group Inc.[a]	828	164,110
Aflac Inc.	7,682	481,815
AGCO Corp.	1,656	92,239

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

Agilent Technologies Inc.	5,382	$290,843
Air Products and Chemicals Inc.	3,542	416,256
Airgas Inc.	1,150	122,199
Akamai Technologies Inc.[a]	3,128	166,003
Albemarle Corp.	1,380	92,515
Alcoa Inc.	18,446	248,468
Alexion Pharmaceuticals Inc.[a]	3,220	509,404
Alleghany Corp.[a]	276	112,602
Allergan Inc.	4,968	823,893
Alliance Data Systems Corp.[a,c]	736	178,038
Alliant Energy Corp.	2,162	126,434
Allstate Corp. (The)	7,820	445,349
Altera Corp.	5,198	169,039
Altria Group Inc.	33,028	1,324,753
Amazon.com Inc.[a]	6,118	1,860,667
Ameren Corp.	4,048	167,223
American Capital Agency Corp.	5,612	127,449
American Electric Power Co. Inc.	8,096	435,646
American Express Co.	15,962	1,395,558
American International Group Inc.	23,322	1,239,098
American Realty Capital Properties Inc.	11,776	154,148
American Tower Corp.	6,762	564,762
American Water Works Co. Inc.	2,852	129,852
Ameriprise Financial Inc.	3,358	374,854
AmerisourceBergen Corp.	3,818	248,857
AMETEK Inc.	3,947	208,086
Amgen Inc.	12,696	1,418,778
Amphenol Corp. Class A	2,668	254,394
Anadarko Petroleum Corp.	8,326	824,441
Analog Devices Inc.	5,336	273,683
Annaly Capital Management Inc.	15,548	179,579
ANSYS Inc.[a]	1,518	115,839
Aon PLC	4,922	417,779
Apache Corp.	6,670	578,956
Apple Inc.	14,950	8,821,845
Applied Materials Inc.	19,780	377,007
Arch Capital Group Ltd.[a]	2,162	123,926
Archer-Daniels-Midland Co.	10,810	472,721
Arrow Electronics Inc.[a,c]	1,518	86,147
Ashland Inc.	1,012	97,759
Assurant Inc.	1,389	93,632
AT&T Inc.	87,906	3,138,244
Autodesk Inc.[a]	3,818	183,340
Autoliv Inc.	1,748	178,261
Automatic Data Processing Inc.	7,866	613,233
AutoZone Inc.[a]	552	294,707
Avago Technologies Ltd.	3,956	251,206
AvalonBay Communities Inc.	2,024	276,377
Avery Dennison Corp.	1,748	85,058
Avnet Inc.	2,438	105,151
Avon Products Inc.	7,544	115,272
Axis Capital Holdings Ltd.	1,748	79,971
B/E Aerospace Inc.[a]	1,702	149,385
Baker Hughes Inc.	7,176	501,602
Ball Corp.	2,346	131,822
Bank of America Corp.	177,284	2,684,080
Bank of New York Mellon Corp. (The)	19,182	649,694
Baxter International Inc.	8,878	646,230
BB&T Corp.	11,776	439,598
Beam Inc.	2,484	207,339
Becton, Dickinson and Co.	3,266	369,156
Bed Bath & Beyond Inc.[a]	3,680	228,638
Berkshire Hathaway Inc. Class Ba,c	18,308	2,358,986
Best Buy Co. Inc.	4,324	112,121
Biogen Idec Inc.[a]	3,910	1,122,639

Security	Shares	Value

BioMarin Pharmaceutical Inc.[a]	2,254	$131,250
Blackhawk Network Holdings Inc. Class Ba	99	2,280
BlackRock Inc.[f]	2,208	664,608
Boeing Co. (The)	11,868	1,531,209
BorgWarner Inc.	3,772	234,392
Boston Properties Inc.	2,622	307,141
Boston Scientific Corp.[a]	23,426	295,402
Bristol-Myers Squibb Co.	27,370	1,370,963
Broadcom Corp. Class A	9,016	277,783
Brown-Forman Corp. Class B NVS	2,162	193,975
Bunge Ltd.	2,300	183,195
C.H. Robinson Worldwide Inc.	2,622	154,436
C.R. Bard Inc.	1,242	170,564
CA Inc.	4,876	146,963
Cablevision NY Group Class A	3,665	61,206
Cabot Oil & Gas Corp.	7,176	281,873
Calpine Corp.[a]	5,566	127,628
Camden Property Trust	1,104	75,613
Cameron International Corp.[a]	4,094	265,946
Campbell Soup Co.	3,312	150,663
Capital One Financial Corp.	9,614	710,475
Cardinal Health Inc.	5,704	396,485
CareFusion Corp.[a]	3,181	124,250
CarMax Inc.[a]	3,496	153,055
Carnival Corp.	6,486	254,965
Caterpillar Inc.	10,764	1,134,526
CBRE Group Inc. Class Aa	5,198	138,475
CBS Corp. Class B NVS	9,246	534,049
Celanese Corp. Series A	2,576	158,244
Celgene Corp.[a]	6,854	1,007,607
CenterPoint Energy Inc.	6,854	169,705
CenturyLink Inc.	9,706	338,836
Cerner Corp.[a]	5,244	269,017
CF Industries Holdings Inc.	966	236,834
Charles Schwab Corp. (The)	19,412	515,389
Charter Communications Inc. Class Aa	966	130,922
Cheniere Energy Inc.[a]	3,404	192,156
Chesapeake Energy Corp.	8,556	245,985
Chevron Corp.	32,292	4,053,292
Chipotle Mexican Grill Inc.[a]	506	252,241
Chubb Corp. (The)	4,220	388,578
Church & Dwight Co. Inc.	2,300	158,723
Cigna Corp.	4,692	375,548
Cimarex Energy Co.	1,472	175,345
Cincinnati Financial Corp.	2,576	125,554
Cintas Corp.	1,886	111,142
Cisco Systems Inc.	88,826	2,052,769
CIT Group Inc.	3,220	138,621
Citigroup Inc.	50,784	2,433,061
Citrix Systems Inc.[a]	3,174	188,250
Clorox Co. (The)	1,978	179,405
CME Group Inc.	5,295	372,715
CMS Energy Corp.	3,818	115,724
Coach Inc.	4,738	211,552
Cobalt International Energy Inc.[a]	5,238	94,284
Coca-Cola Co. (The)	66,056	2,694,424
Coca-Cola Enterprises Inc.	4,508	204,844
Cognizant Technology Solutions Corp. Class Aa	9,936	475,984
Colgate-Palmolive Co.	15,410	1,037,093
Comcast Corp. Class A	34,822	1,802,387
Comcast Corp. Class A Special NVS	8,280	422,528
Comerica Inc.	3,128	150,895
Computer Sciences Corp.	2,254	133,392
ConAgra Foods Inc.	6,900	210,519
Concho Resources Inc.[a]	1,702	222,026

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

ConocoPhillips	19,504	$1,449,342
CONSOL Energy Inc.	3,910	174,034
Consolidated Edison Inc.	5,106	296,301
Constellation Brands Inc. Class Aa	2,668	213,013
Continental Resources Inc.[a]	782	108,323
Core Laboratories NV	782	146,766
Corning Inc.	23,690	495,358
Costco Wholesale Corp.	7,222	835,441
Covidien PLC	7,498	534,232
Cree Inc.[a,c]	1,978	93,302
Crown Castle International Corp.	5,520	401,470
Crown Holdings Inc.[a]	2,346	110,661
CSX Corp.	16,560	467,323
Cummins Inc.	2,852	430,224
CVS Caremark Corp.	19,780	1,438,402
D.R. Horton Inc.	4,784	106,588
Danaher Corp.	9,614	705,475
Darden Restaurants Inc.	2,208	109,760
DaVita HealthCare Partners Inc.[a]	2,852	197,644
Deere & Co.	6,072	566,760
Delphi Automotive PLC	4,968	332,061
Delta Air Lines Inc.	3,818	140,617
Denbury Resources Inc.	6,578	110,642
DENTSPLY International Inc.	2,438	108,808
Devon Energy Corp.	6,348	444,360
Diamond Offshore Drilling Inc.[c]	1,058	57,777
Dick’s Sporting Goods Inc.	1,564	82,360
Digital Realty Trust Inc.[c]	2,024	108,082
DIRECTV[a]	8,464	656,806
Discover Financial Services	8,050	449,995
Discovery Communications Inc. Series Aa	2,392	181,553
Discovery Communications Inc. Series C NVS[a]	1,518	106,457
DISH Network Corp. Class Aa	3,681	209,302
Dollar General Corp.[a]	5,060	285,586
Dollar Tree Inc.[a]	3,404	177,246
Dominion Resources Inc.	9,568	694,063
Dover Corp.	2,898	250,387
Dow Chemical Co. (The)	19,826	989,317
Dr Pepper Snapple Group Inc.	3,588	198,847
DTE Energy Co.	2,806	219,261
Duke Energy Corp.	11,776	877,194
Duke Realty Corp.	5,382	94,293
Dun & Bradstreet Corp. (The)	736	81,519
E.I. du Pont de Nemours and Co.	15,180	1,021,918
Eastman Chemical Co.	2,438	212,520
Eaton Corp. PLC	7,912	574,728
Eaton Vance Corp. NVS	1,748	63,050
eBay Inc.[a]	19,320	1,001,356
Ecolab Inc.	4,324	452,463
Edison International	5,060	286,194
Edwards Lifesciences Corp.[a]	1,932	157,400
Electronic Arts Inc.[a]	5,428	153,612
Eli Lilly and Co.	16,836	995,008
EMC Corp.	33,948	875,858
Emerson Electric Co.	11,822	806,024
Energen Corp.	1,058	82,429
Energizer Holdings Inc.	1,012	113,030
Ensco PLC Class A	3,864	194,939
Entergy Corp.	2,990	216,775
EOG Resources Inc.	9,016	883,568
EQT Corp.	2,484	270,731
Equifax Inc.	2,162	153,091
Equinix Inc.[a]	828	155,507
Equity Residential	5,428	322,640
Essex Property Trust Inc.	1,012	175,339

Security	Shares	Value

Estee Lauder Companies Inc. (The) Class A	3,910	$283,749
Everest Re Group Ltd.	828	130,849
Exelon Corp.	14,053	492,277
Expedia Inc.	1,794	127,356
Expeditors International of Washington Inc.	3,588	147,969
Express Scripts Holding Co.[a]	13,294	885,115
Exxon Mobil Corp.	72,772	7,452,581
F5 Networks Inc.[a]	1,334	140,297
Facebook Inc. Class Aa	30,406	1,817,671
Family Dollar Stores Inc.	1,702	99,993
Fastenal Co.	4,738	237,279
Federal Realty Investment Trust	1,023	120,243
FedEx Corp.	4,922	670,622
Fidelity National Financial Inc. Class A	3,700	119,066
Fidelity National Information Services Inc.	4,738	253,151
Fifth Third Bancorp	13,432	276,834
First Republic Bank	1,656	84,059
FirstEnergy Corp.	6,992	235,980
Fiserv Inc.[a]	4,508	273,996
FleetCor Technologies Inc.[a]	1,150	131,250
Flextronics International Ltd.[a]	11,270	101,317
FLIR Systems Inc.	2,346	79,858
Flowserve Corp.	2,254	164,655
Fluor Corp.	2,852	215,896
FMC Corp.	2,212	170,324
FMC Technologies Inc.[a]	3,956	224,305
Ford Motor Co.	60,628	979,142
Forest Laboratories Inc.[a]	4,140	380,507
Fossil Group Inc.[a]	874	93,212
Franklin Resources Inc.	6,900	361,215
Freeport-McMoRan Copper & Gold Inc.	16,904	580,990
Frontier Communications Corp.[c]	16,928	100,722
GameStop Corp. Class A	1,886	74,836
Gap Inc. (The)	4,232	166,318
Garmin Ltd.	1,978	112,944
General Dynamics Corp.	4,968	543,748
General Electric Co.	168,084	4,519,779
General Growth Properties Inc.	8,372	192,305
General Mills Inc.	10,534	558,513
General Motors Co.	20,378	702,633
Genuine Parts Co.	2,622	228,429
Gilead Sciences Inc.[a]	25,346	1,989,408
Goldman Sachs Group Inc. (The)	7,132	1,139,836
Google Inc. Class Aa	4,600	2,460,448
Google Inc. Class Ca	4,600	2,422,636
H&R Block Inc.	4,600	130,732
Halliburton Co.	14,306	902,279
Harley-Davidson Inc.	3,680	272,099
Harris Corp.	1,886	138,659
Hartford Financial Services Group Inc. (The)	7,268	260,703
Hasbro Inc.	1,932	106,762
HCA Holdings Inc.[a]	4,830	251,160
HCP Inc.	7,360	308,090
Health Care REIT Inc.	4,600	290,214
Helmerich & Payne Inc.	1,840	199,916
Henry Schein Inc.[a]	1,380	157,637
Herbalife Ltd.[c]	1,448	86,851
Hershey Co. (The)	2,530	243,487
Hertz Global Holdings Inc.[a]	7,452	212,158
Hess Corp.	5,060	451,150
Hewlett-Packard Co.	31,556	1,043,241
HollyFrontier Corp.	3,174	166,921
Hologic Inc.[a]	4,186	87,843
Home Depot Inc. (The)	23,368	1,857,990
Honeywell International Inc.	12,328	1,145,271

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

Hormel Foods Corp.	2,254	$107,493
Hospira Inc.[a]	2,714	124,301
Host Hotels & Resorts Inc.	11,316	242,728
Hudson City Bancorp Inc.	8,924	88,883
Humana Inc.	2,576	282,716
IHS Inc. Class Aa	1,104	133,176
Illinois Tool Works Inc.	7,084	603,769
Illumina Inc.[a,c]	2,070	281,209
Ingersoll-Rand PLC	4,876	291,585
Integrys Energy Group Inc.	1,564	95,842
Intel Corp.	82,984	2,214,843
IntercontinentalExchange Group Inc.	1,887	385,778
International Business Machines Corp.	17,112	3,361,995
International Flavors & Fragrances Inc.	1,518	149,553
International Game Technology	4,462	55,998
International Paper Co.	6,946	324,031
Interpublic Group of Companies Inc. (The)	7,038	122,602
Intuit Inc.	4,646	351,934
Intuitive Surgical Inc.[a]	644	232,935
Invesco Ltd.	7,314	257,526
Iron Mountain Inc.	2,669	75,906
J.B. Hunt Transport Services Inc.	1,518	115,520
J.M. Smucker Co. (The)	1,774	171,510
J.P. Morgan Chase & Co.	62,422	3,494,384
Jacobs Engineering Group Inc.[a]	2,024	116,785
Johnson & Johnson	47,058	4,766,505
Johnson Controls Inc.	11,316	510,804
Joy Global Inc.	1,797	108,503
Juniper Networks Inc.[a]	8,096	199,890
Kansas City Southern Industries Inc.	1,840	185,619
KBR Inc.	2,392	60,685
Kellogg Co.	4,094	273,602
Keurig Green Mountain Inc.	2,162	202,536
KeyCorp	16,203	221,009
Kimberly-Clark Corp.	6,394	717,726
Kimco Realty Corp.	7,590	173,963
Kinder Morgan Inc.	11,178	365,073
Kinder Morgan Management LLC[a]	1,891	136,509
KLA-Tencor Corp.	2,668	170,725
Kohl’s Corp.	3,450	189,026
Kraft Foods Group Inc.	9,752	554,499
Kroger Co. (The)	8,142	374,858
L Brands Inc.	4,094	221,895
L-3 Communications Holdings Inc.	1,472	169,825
Laboratory Corp. of America Holdings[a]	1,518	149,827
Lam Research Corp.[a]	2,668	153,703
Las Vegas Sands Corp.	6,762	535,077
Legg Mason Inc.	2,024	94,905
Leggett & Platt Inc.	2,484	81,624
Leidos Holdings Inc.	1,025	38,171
Lennar Corp. Class A	2,438	94,082
Leucadia National Corp.	5,060	129,131
Level 3 Communications Inc.[a]	2,806	120,742
Liberty Global PLC Series Aa	3,358	133,716
Liberty Global PLC Series C NVS[a,c]	8,878	341,182
Liberty Interactive Corp. Series Aa	7,912	229,923
Liberty Media Corp.[a]	1,564	202,866
Liberty Property Trust	1,978	74,175
Lincoln National Corp.	4,278	207,526
Linear Technology Corp.	3,726	165,807
LinkedIn Corp. Class Aa	1,702	261,206
LKQ Corp.[a]	4,600	133,952
Lockheed Martin Corp.	4,416	724,842
Loews Corp.	5,612	246,760
Lorillard Inc.	6,256	371,732

Security	Shares	Value

Lowe’s Companies Inc.	17,205	$789,882
LSI Corp.	10,028	111,712
Lululemon Athletica Inc.[a]	1,702	78,173
LyondellBasell Industries NV Class A	7,590	702,075
M&T Bank Corp.	1,932	235,723
Macerich Co. (The)[c]	2,191	142,218
Macy’s Inc.	6,394	367,207
Manpowergroup Inc.	1,472	119,732
Marathon Oil Corp.	11,592	419,051
Marathon Petroleum Corp.	5,060	470,327
Marriott International Inc. Class A	4,140	239,830
Marsh & McLennan Companies Inc.	9,246	455,920
Martin Marietta Materials Inc.	690	85,788
Marvell Technology Group Ltd.	7,084	112,352
Masco Corp.	6,256	125,683
MasterCard Inc. Class A	17,480	1,285,654
Mattel Inc.	5,658	221,878
Maxim Integrated Products Inc.	4,738	153,701
McCormick & Co. Inc. NVS	2,116	150,659
McDonald’s Corp.	16,376	1,660,199
McGraw Hill Financial Inc.	4,186	309,471
McKesson Corp.	3,818	645,967
MDU Resources Group Inc.	2,806	99,389
Mead Johnson Nutrition Co. Class A	3,404	300,437
MeadWestvaco Corp.	3,036	118,617
Medtronic Inc.	16,698	982,176
Merck & Co. Inc.	48,392	2,833,836
MetLife Inc.	16,146	845,243
Mettler-Toledo International Inc.[a]	506	117,959
MGM Resorts International[a]	6,026	152,036
Michael Kors Holdings Ltd.[a]	3,174	289,469
Microchip Technology Inc.	3,174	150,892
Micron Technology Inc.[a]	17,434	455,376
Microsoft Corp.	131,974	5,331,750
Mohawk Industries Inc.[a]	1,058	140,090
Molson Coors Brewing Co. Class B NVS	2,438	146,207
Mondelez International Inc. Class A	28,106	1,001,979
Monsanto Co.	8,694	962,426
Monster Beverage Corp.[a]	2,300	154,008
Moody’s Corp.	3,404	267,214
Morgan Stanley	24,564	759,765
Mosaic Co. (The)	5,014	250,901
Motorola Solutions Inc.	3,910	248,598
Murphy Oil Corp.	3,082	195,491
Mylan Inc.[a]	6,210	315,344
Nabors Industries Ltd.	4,646	118,566
NASDAQ OMX Group Inc. (The)	1,978	72,988
National Oilwell Varco Inc.	6,992	549,082
NetApp Inc.	5,612	199,843
Netflix Inc.[a]	874	281,463
NetSuite Inc.[a]	552	42,675
New York Community Bancorp Inc.	7,222	111,291
Newell Rubbermaid Inc.	4,462	134,351
Newmont Mining Corp.	8,050	199,882
News Corp. Class A NVS[a]	6,305	107,311
NextEra Energy Inc.	7,130	711,930
Nielsen Holdings NV	4,462	209,491
Nike Inc. Class B	11,776	859,059
NiSource Inc.	4,830	175,426
Noble Energy Inc.	5,980	429,244
Nordstrom Inc.	2,714	166,314
Norfolk Southern Corp.	5,198	491,367
Northeast Utilities	5,198	245,657
Northern Trust Corp.	3,772	227,263
Northrop Grumman Corp.	3,634	441,567

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

NRG Energy Inc.	4,968	$162,553
Nuance Communications Inc.[a,c]	4,140	66,613
Nucor Corp.	5,060	261,855
NVIDIA Corp.	10,074	186,067
O’Reilly Automotive Inc.[a]	1,840	273,774
Occidental Petroleum Corp.	13,386	1,281,709
Oceaneering International Inc.	1,702	124,723
Ocwen Financial Corp.[a]	1,932	73,223
OGE Energy Corp.	3,220	120,203
Omnicare Inc.	1,932	114,510
Omnicom Group Inc.	4,232	286,422
ONEOK Inc.	3,542	223,925
Oracle Corp.	60,444	2,470,951
Owens-Illinois Inc.[a]	3,036	96,484
PACCAR Inc.	5,658	361,999
Pall Corp.	2,024	170,320
Parker Hannifin Corp.	2,530	321,006
PartnerRe Ltd.	878	92,541
Patterson Companies Inc.	1,426	58,038
Paychex Inc.	5,428	226,945
Peabody Energy Corp.	4,462	84,823
Pentair Ltd. Registered	3,354	249,169
People’s United Financial Inc.	4,692	67,002
Pepco Holdings Inc.	4,094	109,555
PepsiCo Inc.	25,714	2,208,575
Perrigo Co. PLC	2,146	310,870
PetSmart Inc.	1,748	118,305
Pfizer Inc.	107,456	3,361,224
PG&E Corp.	7,682	350,146
Pharmacyclics Inc.[a]	1,012	95,715
Philip Morris International Inc.	26,542	2,267,483
Phillips 66	9,384	780,936
Pinnacle West Capital Corp.	2,116	118,390
Pioneer Natural Resources Co.	2,254	435,631
Plum Creek Timber Co. Inc.	3,312	144,403
PNC Financial Services Group Inc. (The)[f]	8,970	753,839
Polaris Industries Inc.	1,196	160,659
PPG Industries Inc.	2,254	436,419
PPL Corp.	10,166	338,934
Praxair Inc.	4,876	636,562
Precision Castparts Corp.	2,438	617,033
Priceline.com Inc. (The)[a]	874	1,011,873
Principal Financial Group Inc.	4,784	224,083
Procter & Gamble Co. (The)	45,494	3,755,530
Progressive Corp. (The)	9,200	223,100
Prologis Inc.	8,142	330,809
Prudential Financial Inc.	7,774	627,206
Public Service Enterprise Group Inc.	8,280	339,232
Public Storage	2,392	419,820
PulteGroup Inc.	5,290	97,283
PVH Corp.	1,334	167,510
QEP Resources Inc.	2,944	90,351
QUALCOMM Inc.	28,152	2,215,844
Quanta Services Inc.[a]	3,312	116,847
Quest Diagnostics Inc.	2,530	141,503
Rackspace Hosting Inc.[a]	2,024	58,736
Ralph Lauren Corp.	1,012	153,186
Range Resources Corp.	2,668	241,321
Raymond James Financial Inc.	1,840	91,448
Rayonier Inc.	1,978	89,208
Raytheon Co.	5,244	500,697
Realogy Holdings Corp.[a]	2,392	100,584
Realty Income Corp.[c]	3,520	152,944
Red Hat Inc.[a]	3,128	152,177
Regency Centers Corp.	1,610	84,412

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a]	1,288	$382,394
Regions Financial Corp.	23,092	234,153
RenaissanceRe Holdings Ltd.	828	83,802
Republic Services Inc.	4,876	171,099
ResMed Inc.[c]	2,162	107,776
Reynolds American Inc.	5,428	306,302
Robert Half International Inc.	2,484	111,283
Rock-Tenn Co. Class A	1,150	109,952
Rockwell Automation Inc.	2,392	285,079
Rockwell Collins Inc.	2,346	182,167
Roper Industries Inc.	1,564	217,318
Ross Stores Inc.	3,450	234,876
Rowan Companies PLC Class Aa	2,024	62,582
Royal Caribbean Cruises Ltd.	2,576	136,863
Safeway Inc.	3,956	134,741
Salesforce.com Inc.[a]	9,292	479,932
SanDisk Corp.	4,002	340,050
SBA Communications Corp. Class Aa	2,116	189,932
SCANA Corp.	2,070	111,118
Schlumberger Ltd.	21,758	2,209,525
Scripps Networks Interactive Inc. Class A	1,472	110,503
Seagate Technology PLC	5,428	285,404
Sealed Air Corp.	3,036	104,165
Sears Holdings Corp.[a,c]	690	30,229
SEI Investments Co.	2,898	93,837
Sempra Energy	3,864	381,029
Sensata Technologies Holding NVa	2,346	99,635
ServiceNow Inc.[a]	2,070	102,920
Sherwin-Williams Co. (The)	1,472	294,164
Sigma-Aldrich Corp.	2,070	199,155
Simon Property Group Inc.	5,106	884,359
Sirius XM Holdings Inc.[a]	52,210	166,550
SL Green Realty Corp.	1,517	158,845
SLM Corp.	7,452	191,889
Southern Co. (The)	14,720	674,618
Southwest Airlines Co.	4,278	103,399
Southwestern Energy Co.[a]	5,796	277,512
Spectra Energy Corp.	10,856	431,092
Sprint Corp.[a]	17,296	147,016
SPX Corp.	782	79,639
St. Jude Medical Inc.	4,646	294,882
Stanley Black & Decker Inc.	2,392	205,449
Staples Inc.	11,362	142,025
Starbucks Corp.	12,374	873,852
Starwood Hotels & Resorts Worldwide Inc.	3,358	257,391
State Street Corp.	7,452	481,101
Stericycle Inc.[a]	1,334	155,331
Stryker Corp.	4,830	375,532
SunTrust Banks Inc.	8,970	343,192
Superior Energy Services Inc.	2,576	84,802
Symantec Corp.	11,684	236,952
Synopsys Inc.[a]	2,576	96,909
Sysco Corp.	9,982	363,644
T-Mobile US Inc.	3,896	114,114
T. Rowe Price Group Inc.	4,278	351,352
Target Corp.	9,844	607,867
TD Ameritrade Holding Corp.	3,634	115,925
TE Connectivity Ltd.	6,670	393,397
Teradata Corp.[a,c]	2,760	125,470
Tesla Motors Inc.[a]	1,380	286,888
Tesoro Corp.	2,162	121,699
Texas Instruments Inc.	17,986	817,464
Textron Inc.	4,692	191,903
Thermo Fisher Scientific Inc.	5,934	676,476
Tiffany & Co.	2,024	177,080

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

Time Warner Cable Inc.	4,646	$657,223
Time Warner Inc.	15,088	1,002,748
TJX Companies Inc. (The)	11,592	674,423
Toll Brothers Inc.[a]	2,405	82,347
Torchmark Corp.	1,610	128,317
Total System Services Inc.	2,944	93,531
Towers Watson & Co. Class A	1,104	123,891
Tractor Supply Co.	2,300	154,652
TransDigm Group Inc.	782	139,094
Travelers Companies Inc. (The)	6,210	562,502
Trimble Navigation Ltd.[a]	4,232	162,636
TripAdvisor Inc.[a]	1,840	148,562
TRW Automotive Holdings Corp.[a]	1,932	155,236
Twenty-First Century Fox Inc. Class A	25,162	805,687
Twenty-First Century Fox Inc. Class B	7,038	220,430
Tyco International Ltd.	7,774	317,957
Tyson Foods Inc. Class A	4,784	200,784
U.S. Bancorp	30,314	1,236,205
UDR Inc.	4,324	111,819
Ulta Salon, Cosmetics & Fragrance Inc.[a]	1,058	92,797
Under Armour Inc. Class Aa,c	2,484	121,443
Union Pacific Corp.	7,682	1,462,883
United Continental Holdings Inc.[a]	1,656	67,681
United Parcel Service Inc. Class B	12,052	1,187,122
United Technologies Corp.	14,674	1,736,374
UnitedHealth Group Inc.	16,606	1,246,114
Universal Health Services Inc. Class B	1,518	124,157
Unum Group	4,738	157,396
Urban Outfitters Inc.[a]	1,932	68,885
Valero Energy Corp.	9,108	520,704
Vantiv Inc. Class Aa	2,070	63,653
Varian Medical Systems Inc.[a]	1,886	150,031
Ventas Inc.	4,692	310,047
VeriSign Inc.[a,c]	2,530	119,365
Verisk Analytics Inc. Class Aa	2,392	143,735
Verizon Communications Inc.	69,055	3,226,940
Vertex Pharmaceuticals Inc.[a]	3,864	261,593
VF Corp.	5,888	359,698
Viacom Inc. Class B NVS	6,716	570,726
Visa Inc. Class A	8,464	1,714,891
VMware Inc. Class Aa	1,334	123,408
Vornado Realty Trust	2,760	283,176
Vulcan Materials Co.	2,208	142,482
W.R. Berkley Corp.	1,748	77,332
W.W. Grainger Inc.	966	245,750
Wal-Mart Stores Inc.	27,186	2,166,996
Walgreen Co.	14,812	1,005,735
Walt Disney Co. (The)	27,922	2,215,331
Waste Management Inc.	7,176	318,973
Waters Corp.[a]	1,472	145,051
Weatherford International Ltd.[a]	13,064	274,344
WellPoint Inc.	4,968	500,178
Wells Fargo & Co.	83,260	4,133,026
Western Digital Corp.	3,496	308,102
Western Union Co.	9,476	150,384
Weyerhaeuser Co.	9,522	284,232
Whirlpool Corp.	1,288	197,553
Whiting Petroleum Corp.[a]	1,978	145,818
Whole Foods Market Inc.	5,704	283,489
Williams Companies Inc. (The)	11,454	483,015
Willis Group Holdings PLC	2,852	116,903
Windstream Holdings Inc.[c]	9,246	83,861
Wisconsin Energy Corp.	3,772	182,867
Workday Inc. Class Aa,c	1,380	100,837
Wyndham Worldwide Corp.	2,346	167,364

Security	Shares	Value

Wynn Resorts Ltd.	1,334	$271,989
Xcel Energy Inc.	8,004	255,087
Xerox Corp.	19,734	238,584
Xilinx Inc.	4,462	210,562
XL Group PLC	5,060	158,631
Xylem Inc.	2,760	103,748
Yahoo! Inc.[a]	15,916	572,180
Yum! Brands Inc.	7,314	563,105
Zimmer Holdings Inc.	2,944	284,979
Zoetis Inc.	8,256	249,827

		294,066,233

TOTAL COMMON STOCKS
(Cost: $401,150,815)		495,470,133

PREFERRED STOCKS — 0.28%

GERMANY — 0.28%
Bayerische Motoren Werke AG	966	94,964
Fuchs Petrolub SE	506	50,774
Henkel AG & Co. KGaA	2,944	327,662
Porsche Automobil Holding SE	2,530	278,358
Volkswagen AG	2,392	643,757

		1,395,515
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	4,193,262	7,080

		7,080

TOTAL PREFERRED STOCKS
(Cost: $907,582)		1,402,595

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	195,178	40,594

		40,594
UNITED KINGDOM — 0.00%
Babcock International Group PLC[a]	1,928	13,022

		13,022

TOTAL RIGHTS
(Cost: $40,178)		53,616

SHORT-TERM INVESTMENTS — 0.83%

MONEY MARKET FUNDS — 0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	3,433,621	3,433,621
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	186,861	186,861

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	511,811	$511,811

		4,132,293

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,132,293)		4,132,293

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $406,230,868)		501,058,637
Other Assets, Less Liabilities — (0.55)%		(2,743,337)

NET ASSETS — 100.00%		$498,315,300

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

175

Schedule of Investments  (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMERCIAL BANKS — 42.02%
Al Khalij Commercial Bank	26,538	$162,544
Commercial Bank of Qatar QSC (The)	15,828	296,923
Doha Bank QSC	16,404	292,410
Masraf Al Rayan QSC	70,992	941,789
Qatar International Islamic Bank	8,472	195,462
Qatar Islamic Bank SAQ	13,158	311,165
Qatar National Bank	16,680	870,456

		3,070,749
CONSTRUCTION MATERIALS — 4.21%
Qatar National Cement Co.	3,192	124,494
Qatari Investors Group	10,050	183,287

		307,781
DIVERSIFIED FINANCIAL SERVICES — 2.34%
Qatar Industrial Manufacturing Co.	5,454	70,256
Salam International Investment Co.	25,704	101,027

		171,283
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.31%
Ooredoo QSC	15,030	606,839

		606,839
ENERGY EQUIPMENT & SERVICES — 4.14%
Gulf International Services OSC	12,228	302,270

		302,270
FOOD & STAPLES RETAILING — 1.10%
Meera Consumer Goods Co.	1,602	80,389

		80,389
FOOD PRODUCTS — 0.75%
Widam Food Co.	3,306	54,573

		54,573
INDUSTRIAL CONGLOMERATES — 9.40%
Industries Qatar QSC	14,052	686,998

		686,998
INSURANCE — 3.33%
Qatar Insurance Co. SAQ	11,394	243,474

		243,474
MARINE — 2.92%
Qatar Navigation QSC	7,938	213,666

		213,666

Security	Shares	Value

MULTI-UTILITIES — 4.28%
Qatar Electricity & Water Co. QSC	6,252	$313,042

		313,042
OIL, GAS & CONSUMABLE FUELS — 3.30%
Qatar Gas Transport Co. Ltd.	36,600	241,262

		241,262
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.24%
Barwa Real Estate Co.	26,538	273,336
Mazaya Qatar Real Estate Development Q.S.C	15,240	88,237
National Leasing	6,918	56,813
United Development Co. PSC	26,184	183,749

		602,135
WIRELESS TELECOMMUNICATION SERVICES — 5.56%
Vodafone Qatar QSC[a]	87,390	406,125

		406,125

TOTAL COMMON STOCKS (Cost: $7,309,450)		7,300,586

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $7,309,450)		7,300,586
Other Assets, Less Liabilities — 0.10%		7,376

NET ASSETS — 100.00%		$7,307,962

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

176

Schedule of Investments  (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AIRLINES — 2.65%
Air Arabia PJSC	1,280,762	$460,286

		460,286
BUILDING PRODUCTS — 2.85%
National Central Cooling Co. PJSC	280,182	180,789
Ras Al Khaimah Ceramics	305,018	315,569

		496,358
CAPITAL MARKETS — 4.56%
Dubai Investments PJSC	467,544	553,728
SHUAA Capital PSC[a]	561,274	239,916

		793,644
COMMERCIAL BANKS — 22.79%
Abu Dhabi Commercial Bank PJSC	364,000	770,029
Ajman Bank PJSC[a]	359,800	309,552
Dubai Islamic Bank PJSC	353,318	652,199
First Gulf Bank PJSC	153,510	725,139
National Bank of Abu Dhabi PJSC	194,600	754,993
Union National Bank PJSC	384,118	752,978

		3,964,890
CONSTRUCTION & ENGINEERING — 7.29%
Arabtec Holding Co.[a]	520,786	1,269,017

		1,269,017
DIVERSIFIED FINANCIAL SERVICES — 9.66%
Dubai Financial Market PJSC	782,992	773,836
Gulf General Investment Co.	649,278	380,062
Waha Capital PJSC	642,376	526,430

		1,680,328
ENERGY EQUIPMENT & SERVICES — 1.85%
Lamprell PLC[a]	124,194	321,901

		321,901
FOOD PRODUCTS — 1.17%
Agthia Group PJSC	143,430	203,062

		203,062
HEALTH CARE PROVIDERS & SERVICES — 4.41%
Al Noor Hospitals Group PLC	22,890	385,736
NMC Health PLC	51,450	382,254

		767,990

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.68%
Dana Gas PJSC[a]	1,991,836	$466,377

		466,377
REAL ESTATE MANAGEMENT & DEVELOPMENT — 33.14%
Aldar Properties PJSC	1,200,836	1,314,301
Emaar Properties PJSC	1,279,320	3,796,564
Eshraq Properties Co PJSC	519,974	348,258
RAK Properties PJSC	905,758	308,253

		5,767,376
TRANSPORTATION INFRASTRUCTURE — 6.85%
DP World Ltd.	64,428	1,191,918

		1,191,918

TOTAL COMMON STOCKS (Cost: $17,591,517)		17,383,147

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $17,591,517)		17,383,147
Other Assets, Less Liabilities — 0.10%		17,202

NET ASSETS — 100.00%		$17,400,349

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

177

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.91%
Lockheed Martin Corp.	242,475	$39,799,847
Precision Castparts Corp.	34,456	8,720,469

		48,520,316
AIR FREIGHT & LOGISTICS — 1.40%
United Parcel Service Inc. Class B	360,492	35,508,462

		35,508,462
BEVERAGES — 2.45%
Coca-Cola Co. (The)	633,483	25,839,772
PepsiCo Inc.	422,360	36,276,500

		62,116,272
BIOTECHNOLOGY — 0.54%
Amgen Inc.	112,511	12,573,104
Celgene Corp.[a]	8,156	1,199,014

		13,772,118
CHEMICALS — 3.25%
Ecolab Inc.	338,461	35,416,559
Monsanto Co.	90,345	10,001,191
Praxair Inc.	198,171	25,871,224
Sherwin-Williams Co. (The)	55,996	11,190,241

		82,479,215
COMMERCIAL BANKS — 0.48%
U.S. Bancorp	301,302	12,287,096

		12,287,096
COMMERCIAL SERVICES & SUPPLIES — 2.61%
Republic Services Inc.	438,800	15,397,492
Stericycle Inc.[a]	231,025	26,900,551
Waste Management Inc.	537,590	23,895,876

		66,193,919
COMMUNICATIONS EQUIPMENT — 2.06%
Cisco Systems Inc.	62,852	1,452,510
Motorola Solutions Inc.	287,470	18,277,342
QUALCOMM Inc.	413,796	32,569,883

		52,299,735
DISTRIBUTORS — 0.26%
Genuine Parts Co.	74,379	6,479,898

		6,479,898

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.15%
Berkshire Hathaway Inc. Class Ba	226,516	$29,186,587

		29,186,587
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.97%
AT&T Inc.	1,035,126	36,953,998
CenturyLink Inc.	420,151	14,667,472
Verizon Communications Inc.	1,054,458	49,274,822

		100,896,292
ELECTRIC UTILITIES — 4.06%
Duke Energy Corp.	493,157	36,735,265
NextEra Energy Inc.	91,066	9,092,940
Southern Co. (The)	769,734	35,276,909
Xcel Energy Inc.	692,625	22,073,959

		103,179,073
FOOD & STAPLES RETAILING — 1.45%
Wal-Mart Stores Inc.	460,981	36,744,796

		36,744,796
FOOD PRODUCTS — 4.85%
Campbell Soup Co.	161,071	7,327,120
General Mills Inc.	703,723	37,311,393
Hershey Co. (The)	186,939	17,991,009
Hormel Foods Corp.	367,054	17,504,805
J.M. Smucker Co. (The)	11,247	1,087,360
Kellogg Co.	127,307	8,507,927
McCormick & Co. Inc. NVS	288,854	20,566,405
Mondelez International Inc. Class A	359,052	12,800,204

		123,096,223
HEALTH CARE EQUIPMENT & SUPPLIES — 4.59%
Abbott Laboratories	875,563	33,919,311
Baxter International Inc.	97,071	7,065,798
Becton, Dickinson and Co.	316,420	35,764,952
C.R. Bard Inc.	149,822	20,575,055
Medtronic Inc.	326,196	19,186,849

		116,511,965
HEALTH CARE PROVIDERS & SERVICES — 3.34%
AmerisourceBergen Corp.	372,261	24,263,972
Cardinal Health Inc.	54,759	3,806,298
DaVita HealthCare Partners Inc.[a]	47,499	3,291,681
Henry Schein Inc.[a,b]	26,907	3,073,587
Laboratory Corp. of America Holdings[a,b]	135,026	13,327,066
McKesson Corp.	123,213	20,846,407
Patterson Companies Inc.	32,534	1,324,134
Quest Diagnostics Inc.	184,141	10,299,006
UnitedHealth Group Inc.	59,662	4,477,036

		84,709,187
HOTELS, RESTAURANTS & LEISURE — 2.43%
McDonald’s Corp.	374,368	37,953,428

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

April 30, 2014

Security	Shares	Value

Starbucks Corp.	151,450	$10,695,399
Yum! Brands Inc.	170,811	13,150,739

		61,799,566
HOUSEHOLD PRODUCTS — 4.15%
Church & Dwight Co. Inc.	173,081	11,944,320
Clorox Co. (The)	55,600	5,042,920
Colgate-Palmolive Co.	280,319	18,865,469
Kimberly-Clark Corp.	320,216	35,944,246
Procter & Gamble Co. (The)	407,526	33,641,271

		105,438,226
INDUSTRIAL CONGLOMERATES — 1.04%
3M Co.	189,433	26,348,236

		26,348,236
INSURANCE — 6.95%
ACE Ltd.	64,262	6,575,288
Alleghany Corp.[a]	38,794	15,827,176
Aon PLC	89,382	7,586,744
Arch Capital Group Ltd.[a]	388,631	22,276,329
Chubb Corp. (The)	381,444	35,123,363
Everest Re Group Ltd.[b]	96,365	15,228,561
Marsh & McLennan Companies Inc.	303,149	14,948,277
PartnerRe Ltd.	74,789	7,882,761
RenaissanceRe Holdings Ltd.[b]	129,250	13,081,392
Travelers Companies Inc. (The)	190,634	17,267,628
W.R. Berkley Corp.	334,087	14,780,009
Willis Group Holdings PLC	142,291	5,832,508

		176,410,036
INTERNET SOFTWARE & SERVICES — 0.87%
Google Inc. Class Aa	12,429	6,648,024
Google Inc. Class Ca	12,429	6,545,857
VeriSign Inc.[a,b]	23,041	1,087,074
Yahoo! Inc.[a]	219,877	7,904,578

		22,185,533
IT SERVICES — 7.65%
Accenture PLC Class A	38,672	3,102,268
Automatic Data Processing Inc.	475,330	37,056,727
Fidelity National Information Services Inc.	192,243	10,271,543
Fiserv Inc.[a]	389,242	23,658,129
International Business Machines Corp.	149,494	29,371,086
MasterCard Inc. Class A	281,207	20,682,775
Paychex Inc.	850,149	35,544,730
Total System Services Inc.	368,458	11,705,911
Visa Inc. Class A	112,232	22,739,325

		194,132,494
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Mattel Inc.	43,943	1,723,225

		1,723,225
MEDIA — 0.29%
Comcast Corp. Class A Special NVS	25,585	1,305,602

Security	Shares	Value

News Corp. Class A NVS[a]	280,994	$4,782,518
Scripps Networks Interactive Inc. Class A	16,066	1,206,075

		7,294,195
METALS & MINING — 0.55%
Newmont Mining Corp.	557,801	13,850,199

		13,850,199
MULTI-UTILITIES — 4.36%
Consolidated Edison Inc.	562,295	32,629,979
Dominion Resources Inc.	393,377	28,535,568
PG&E Corp.	448,543	20,444,590
Sempra Energy	30,968	3,053,754
Wisconsin Energy Corp.	535,352	25,953,865

		110,617,756
MULTILINE RETAIL — 2.49%
Dollar General Corp.[a]	325,273	18,358,408
Dollar Tree Inc.[a]	42,881	2,232,814
Family Dollar Stores Inc.	249,495	14,657,831
Target Corp.	451,339	27,870,183

		63,119,236
OIL, GAS & CONSUMABLE FUELS — 5.66%
Chevron Corp.	177,227	22,245,533
ConocoPhillips	69,367	5,154,662
Exxon Mobil Corp.	390,647	40,006,159
Kinder Morgan Inc.	641,738	20,959,163
Kinder Morgan Management LLC[a,b]	332,116	23,978,748
Spectra Energy Corp.	787,243	31,261,420

		143,605,685
PHARMACEUTICALS — 10.23%
Actavis PLC[a]	70,687	14,443,474
Allergan Inc.	142,275	23,594,886
Bristol-Myers Squibb Co.	494,220	24,755,480
Eli Lilly and Co.	638,798	37,752,962
Forest Laboratories Inc.[a]	271,329	24,937,848
Johnson & Johnson	391,145	39,619,077
Merck & Co. Inc.	766,130	44,864,573
Perrigo Co. PLC	100,180	14,512,075
Pfizer Inc.	1,122,518	35,112,363

		259,592,738
PROFESSIONAL SERVICES — 1.13%
Nielsen Holdings NV	45,298	2,126,741
Verisk Analytics Inc. Class Aa	440,624	26,477,096

		28,603,837
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.87%
American Tower Corp.	279,817	23,370,316
Crown Castle International Corp.	354,995	25,818,786
Equity Residential	113,430	6,742,279
Federal Realty Investment Trust[b]	110,566	12,995,928
Health Care REIT Inc.	77,029	4,859,760
Public Storage	126,161	22,142,517
Ventas Inc.	36,624	2,420,114

		98,349,700

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

April 30, 2014

Security	Shares	Value

ROAD & RAIL — 0.29%
J.B. Hunt Transport Services Inc.	98,260	$7,477,586

		7,477,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.36%
Intel Corp.	339,473	9,060,534

		9,060,534
SOFTWARE — 2.17%
ANSYS Inc.[a]	58,004	4,426,285
Intuit Inc.	253,505	19,203,004
Microsoft Corp.	357,297	14,434,799
Synopsys Inc.[a]	449,357	16,904,810

		54,968,898
SPECIALTY RETAIL — 4.42%
AutoZone Inc.[a]	64,777	34,583,793
Bed Bath & Beyond Inc.[a]	65,692	4,081,444
Home Depot Inc. (The)	74,869	5,952,834
O’Reilly Automotive Inc.[a,b]	133,908	19,924,171
PetSmart Inc.	121,064	8,193,612
Ross Stores Inc.	90,625	6,169,750
TJX Companies Inc. (The)	574,185	33,406,083

		112,311,687
TOBACCO — 1.77%
Altria Group Inc.	658,664	26,419,013
Reynolds American Inc.	327,719	18,493,183

		44,912,196
WIRELESS TELECOMMUNICATION SERVICES — 0.68%
SBA Communications Corp. Class Aa,b	192,019	17,235,625

		17,235,625

TOTAL COMMON STOCKS
(Cost: $2,337,018,771)		2,533,018,342

SHORT-TERM INVESTMENTS — 2.31%

MONEY MARKET FUNDS — 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	52,936,610	52,936,610
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,880,863	2,880,863

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,883,044	$2,883,044

		58,700,517

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,700,517)		58,700,517

TOTAL INVESTMENTS IN SECURITIES — 102.11%
(Cost: $2,395,719,288)		2,591,718,859
Other Assets, Less Liabilities — (2.11)%		(53,434,991)

NET ASSETS — 100.00%		$2,538,283,868

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

180

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 8.28%
B/E Aerospace Inc.[a]	6,581	$577,614
Boeing Co. (The)	66,700	8,605,634
L-3 Communications Holdings Inc.	4,734	546,162
Lockheed Martin Corp.	23,104	3,792,290
Northrop Grumman Corp.	18,781	2,282,079
Precision Castparts Corp.	9,387	2,375,756
Raytheon Co.	24,587	2,347,567

		20,527,102
AIR FREIGHT & LOGISTICS — 2.52%
FedEx Corp.	19,089	2,600,876
United Parcel Service Inc. Class B	36,959	3,640,462

		6,241,338
AIRLINES — 0.41%
Delta Air Lines Inc.	19,154	705,442
Southwest Airlines Co.	12,767	308,578

		1,014,020
AUTO COMPONENTS — 1.21%
Delphi Automotive PLC	17,032	1,138,419
Johnson Controls Inc.	41,506	1,873,581

		3,012,000
AUTOMOBILES — 0.83%
Tesla Motors Inc.[a,b]	9,934	2,065,179

		2,065,179
BEVERAGES — 0.26%
Constellation Brands Inc. Class Aa	8,051	642,792

		642,792
BIOTECHNOLOGY — 8.49%
Biogen Idec Inc.[a]	11,929	3,425,055
Celgene Corp.[a]	35,770	5,258,548
Gilead Sciences Inc.[a]	143,021	11,225,718
Regeneron Pharmaceuticals Inc.[a]	3,869	1,148,667

		21,057,988
CAPITAL MARKETS — 2.56%
Affiliated Managers Group Inc.[a]	2,660	527,212
Ameriprise Financial Inc.	13,034	1,454,985
BlackRock Inc.[c]	6,093	1,833,993
Charles Schwab Corp. (The)	68,004	1,805,506
SEI Investments Co.	6,621	214,388
TD Ameritrade Holding Corp.	16,025	511,198

		6,347,282

Security	Shares	Value

CHEMICALS — 2.10%
Air Products and Chemicals Inc.	12,368	$1,453,487
Ecolab Inc.	20,643	2,160,084
PPG Industries Inc.	8,290	1,605,110

		5,218,681
COMMERCIAL BANKS — 0.12%
First Republic Bank	5,628	285,677

		285,677
COMMUNICATIONS EQUIPMENT — 0.17%
Harris Corp.	5,663	416,344

		416,344
COMPUTERS & PERIPHERALS — 0.39%
Western Digital Corp.	10,924	962,732

		962,732
CONTAINERS & PACKAGING — 0.18%
Sealed Air Corp.	12,883	442,016

		442,016
DISTRIBUTORS — 0.22%
LKQ Corp.[a]	18,899	550,339

		550,339
DIVERSIFIED FINANCIAL SERVICES — 2.49%
Berkshire Hathaway Inc. Class Ba	47,984	6,182,738

		6,182,738
ENERGY EQUIPMENT & SERVICES — 0.22%
Core Laboratories NV	2,930	549,902

		549,902
FOOD & STAPLES RETAILING — 2.98%
Kroger Co. (The)	43,645	2,009,416
Safeway Inc.	23,897	813,932
Walgreen Co.	53,315	3,620,088
Whole Foods Market Inc.	18,931	940,871

		7,384,307
FOOD PRODUCTS — 0.74%
Hershey Co. (The)	9,484	912,740
Hormel Foods Corp.	7,336	349,854
Tyson Foods Inc. Class A	13,503	566,721

		1,829,315
HEALTH CARE EQUIPMENT & SUPPLIES — 3.39%
Becton, Dickinson and Co.	10,228	1,156,071
Boston Scientific Corp.[a]	144,565	1,822,965
C.R. Bard Inc.	5,661	777,425

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

April 30, 2014

Security	Shares	Value

Medtronic Inc.	60,199	$3,540,905
St. Jude Medical Inc.	17,488	1,109,963

		8,407,329
HEALTH CARE PROVIDERS & SERVICES — 4.38%
AmerisourceBergen Corp.	18,319	1,194,032
Cardinal Health Inc.	25,225	1,753,390
Cigna Corp.	13,495	1,080,140
HCA Holdings Inc.[a]	19,195	998,140
Henry Schein Inc.[a]	5,976	682,639
McKesson Corp.	25,454	4,306,562
Omnicare Inc.	6,137	363,740
Universal Health Services Inc. Class B	5,801	474,464

		10,853,107
HOTELS, RESTAURANTS & LEISURE — 2.16%
Chipotle Mexican Grill Inc.[a]	2,424	1,208,364
Starbucks Corp.	58,895	4,159,165

		5,367,529
HOUSEHOLD DURABLES — 0.14%
Mohawk Industries Inc.[a]	2,528	334,733

		334,733
INDUSTRIAL CONGLOMERATES — 2.31%
3M Co.	41,249	5,737,323

		5,737,323
INSURANCE — 2.52%
Aon PLC	19,690	1,671,287
Arch Capital Group Ltd.[a]	6,394	366,504
Assurant Inc.	4,156	280,156
Everest Re Group Ltd.[b]	2,425	383,223
Lincoln National Corp.	13,825	670,651
Marsh & McLennan Companies Inc.	32,243	1,589,902
Principal Financial Group Inc.	18,100	847,804
Torchmark Corp.	5,534	441,060

		6,250,587
INTERNET & CATALOG RETAIL — 5.46%
Amazon.com Inc.[a]	21,607	6,571,337
Netflix Inc.[a]	4,101	1,320,686
Priceline.com Inc. (The)[a,b]	3,952	4,575,428
TripAdvisor Inc.[a]	13,464	1,087,083

		13,554,534
INTERNET SOFTWARE & SERVICES — 11.55%
Facebook Inc. Class Aa,b	213,589	12,768,350
Google Inc. Class Aa	11,636	6,223,864
Google Inc. Class Ca	11,636	6,128,216
LinkedIn Corp. Class Aa	6,675	1,024,412
Yahoo! Inc.[a]	69,515	2,499,064

		28,643,906

Security	Shares	Value

IT SERVICES — 3.37%
Alliance Data Systems Corp.[a,b]	4,165	$1,007,514
Blackhawk Network Holdings Inc. Class Ba	592	13,634
Fidelity National Information Services Inc.	15,517	829,073
Fiserv Inc.[a]	12,845	780,719
FleetCor Technologies Inc.[a]	7,607	868,187
Leidos Holdings Inc.	4,330	161,249
MasterCard Inc. Class A	59,795	4,397,922
Total System Services Inc.	9,565	303,880

		8,362,178
LEISURE EQUIPMENT & PRODUCTS — 0.23%
Polaris Industries Inc.	4,321	580,440

		580,440
LIFE SCIENCES TOOLS & SERVICES — 1.46%
Illumina Inc.[a]	6,790	922,422
Thermo Fisher Scientific Inc.	23,722	2,704,308

		3,626,730
MACHINERY — 0.99%
Dover Corp.	10,446	902,534
Flowserve Corp.	7,306	533,703
Parker Hannifin Corp.	7,996	1,014,533

		2,450,770
MEDIA — 5.35%
CBS Corp. Class B NVS	36,843	2,128,052
Charter Communications Inc. Class Aa,b	4,142	561,365
Discovery Communications Inc. Series Aa	6,368	483,331
Discovery Communications Inc. Series C NVS[a]	3,854	270,281
Liberty Media Corp.[a,b]	6,276	814,060
Time Warner Inc.	49,130	3,265,180
Twenty-First Century Fox Inc. Class A	86,465	2,768,609
Twenty-First Century Fox Inc. Class B	25,739	806,145
Viacom Inc. Class B NVS	25,662	2,180,757

		13,277,780
MULTI-UTILITIES — 0.55%
MDU Resources Group Inc.	9,466	335,286
Sempra Energy	10,321	1,017,754

		1,353,040
MULTILINE RETAIL — 0.23%
Dollar Tree Inc.[a]	10,930	569,125

		569,125
OIL, GAS & CONSUMABLE FUELS — 3.22%
Cimarex Energy Co.	4,767	567,845
Energen Corp.	5,865	456,942
EOG Resources Inc.	34,720	3,402,560
Noble Energy Inc.	20,474	1,469,624
Pioneer Natural Resources Co.	10,868	2,100,458

		7,997,429

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

April 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 10.50%
Actavis PLC[a]	17,203	$3,515,089
Bristol-Myers Squibb Co.	142,421	7,133,868
Forest Laboratories Inc.[a]	15,641	1,437,564
Johnson & Johnson	127,129	12,876,896
Mylan Inc.[a]	21,074	1,070,138

		26,033,555
PROFESSIONAL SERVICES — 0.70%
Manpowergroup Inc.	5,797	471,528
Towers Watson & Co. Class A	7,574	849,954
Verisk Analytics Inc. Class Aa	6,716	403,565

		1,725,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.70%
Applied Materials Inc.	63,440	1,209,166
Micron Technology Inc.[a]	115,299	3,011,610

		4,220,776
SOFTWARE — 1.11%
Adobe Systems Inc.[a]	27,617	1,703,693
Electronic Arts Inc.[a]	23,007	651,098
ServiceNow Inc.[a,b]	8,027	399,102

		2,753,893
SPECIALTY RETAIL — 2.82%
Best Buy Co. Inc.	26,389	684,267
GameStop Corp. Class Ab	11,044	438,226
Lowe’s Companies Inc.	65,851	3,023,219
TJX Companies Inc. (The)	48,775	2,837,730

		6,983,442
TEXTILES, APPAREL & LUXURY GOODS — 1.22%
Nike Inc. Class B	41,498	3,027,279

		3,027,279
THRIFTS & MORTGAGE FINANCE — 0.09%
Ocwen Financial Corp.[a]	6,129	232,289

		232,289
WIRELESS TELECOMMUNICATION SERVICES — 0.19%
T-Mobile US Inc.	16,292	477,193

		477,193

TOTAL COMMON STOCKS
(Cost: $236,991,736)		247,549,766

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.03%

MONEY MARKET FUNDS — 5.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	11,470,361	$11,470,361
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	624,228	624,228
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	379,722	379,722

		12,474,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,474,311)		12,474,311

TOTAL INVESTMENTS IN SECURITIES — 104.84%
(Cost: $249,466,047)		260,024,077
Other Assets, Less Liabilities — (4.84)%		(11,994,190)

NET ASSETS — 100.00%		$248,029,887

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

183

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.66%
Boeing Co. (The)	54,017	$6,969,273
Raytheon Co.	22,657	2,163,291
Rockwell Collins Inc.	12,954	1,005,878

		10,138,442
AIR FREIGHT & LOGISTICS — 0.39%
C.H. Robinson Worldwide Inc.	15,183	894,279
Expeditors International of Washington Inc.	14,369	592,577

		1,486,856
AUTO COMPONENTS — 0.53%
Delphi Automotive PLC	30,268	2,023,113

		2,023,113
AUTOMOBILES — 1.25%
General Motors Co.	137,987	4,757,792

		4,757,792
BEVERAGES — 0.51%
Brown-Forman Corp. Class B NVS	10,943	981,806
Monster Beverage Corp.[a]	14,112	944,939

		1,926,745
BIOTECHNOLOGY — 5.45%
Biogen Idec Inc.[a]	17,672	5,073,985
Celgene Corp.[a]	30,014	4,412,358
Gilead Sciences Inc.[a]	109,503	8,594,890
Pharmacyclics Inc.[a,b]	8,075	763,734
Regeneron Pharmaceuticals Inc.[a]	6,465	1,919,394

		20,764,361
CAPITAL MARKETS — 1.05%
Eaton Vance Corp. NVS	10,560	380,899
Franklin Resources Inc.	29,287	1,533,175
SEI Investments Co.	11,736	380,012
T. Rowe Price Group Inc.	20,948	1,720,459

		4,014,545
CHEMICALS — 3.28%
Albemarle Corp.	5,926	397,279
CF Industries Holdings Inc.	4,530	1,110,620
FMC Corp.	10,872	837,144
LyondellBasell Industries NV Class A	40,104	3,709,620
Monsanto Co.	37,398	4,139,959
Sherwin-Williams Co. (The)	7,373	1,473,420
Sigma-Aldrich Corp.	8,392	807,394

		12,475,436

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.83%
F5 Networks Inc.[a,b]	5,711	$600,626
Harris Corp.	7,669	563,825
QUALCOMM Inc.	122,301	9,626,311

		10,790,762
COMPUTERS & PERIPHERALS — 5.61%
Apple Inc.	34,089	20,115,578
Seagate Technology PLC	23,700	1,246,146

		21,361,724
DISTRIBUTORS — 0.27%
Genuine Parts Co.	11,979	1,043,610

		1,043,610
DIVERSIFIED CONSUMER SERVICES — 0.19%
H&R Block Inc.	25,617	728,035

		728,035
DIVERSIFIED FINANCIAL SERVICES — 0.42%
McGraw Hill Financial Inc.	21,701	1,604,355

		1,604,355
ELECTRICAL EQUIPMENT — 1.32%
Emerson Electric Co.	52,937	3,609,245
Rockwell Automation Inc.	11,840	1,411,091

		5,020,336
ENERGY EQUIPMENT & SERVICES — 0.35%
Core Laboratories NV	4,034	757,101
Oceaneering International Inc.	7,939	581,770

		1,338,871
FOOD & STAPLES RETAILING — 3.33%
Costco Wholesale Corp.	29,805	3,447,842
Wal-Mart Stores Inc.	115,612	9,215,433

		12,663,275
FOOD PRODUCTS — 0.61%
Hershey Co. (The)	12,599	1,212,528
Hormel Foods Corp.	10,346	493,400
McCormick & Co. Inc. NVS	8,415	599,148

		2,305,076
HEALTH CARE EQUIPMENT & SUPPLIES — 2.73%
Abbott Laboratories	114,562	4,438,132
Baxter International Inc.	40,835	2,972,380
Edwards Lifesciences Corp.[a]	8,717	710,174
Intuitive Surgical Inc.[a]	2,911	1,052,909
ResMed Inc.[b]	10,358	516,346
Varian Medical Systems Inc.[a]	8,582	682,698

		10,372,639

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

April 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.29%
AmerisourceBergen Corp.	16,837	$1,097,436

		1,097,436
HOTELS, RESTAURANTS & LEISURE — 4.60%
Chipotle Mexican Grill Inc.[a]	2,404	1,198,394
McDonald’s Corp.	85,767	8,695,058
Starbucks Corp.	64,680	4,567,702
Yum! Brands Inc.	39,684	3,055,271

		17,516,425
HOUSEHOLD DURABLES — 0.13%
Garmin Ltd.	8,345	476,500

		476,500
HOUSEHOLD PRODUCTS — 2.15%
Colgate-Palmolive Co.	67,166	4,520,272
Kimberly-Clark Corp.	32,755	3,676,749

		8,197,021
INDUSTRIAL CONGLOMERATES — 1.82%
3M Co.	49,898	6,940,313

		6,940,313
INSURANCE — 0.56%
Aflac Inc.	33,876	2,124,703

		2,124,703
INTERNET & CATALOG RETAIL — 1.39%
Priceline.com Inc. (The)[a]	3,944	4,566,166
TripAdvisor Inc.[a]	9,023	728,517

		5,294,683
INTERNET SOFTWARE & SERVICES — 5.62%
Google Inc. Class Aa	17,737	9,487,167
Google Inc. Class Ca,b	17,737	9,341,368
Yahoo! Inc.[a]	71,270	2,562,156

		21,390,691
IT SERVICES — 12.22%
Accenture PLC Class A	70,326	5,641,552
Automatic Data Processing Inc.	38,913	3,033,657
Cognizant Technology Solutions Corp. Class Aa	48,149	2,306,578
International Business Machines Corp.	85,460	16,790,326
MasterCard Inc. Class A	110,535	8,129,849
Paychex Inc.	31,576	1,320,193
Teradata Corp.[a]	12,452	566,068
Total System Services Inc.	11,622	369,231
Visa Inc. Class A	41,217	8,350,976

		46,508,430

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.52%
Mattel Inc.	26,551	$1,041,197
Polaris Industries Inc.	6,838	918,549

		1,959,746
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Mettler-Toledo International Inc.[a]	2,770	645,743
Waters Corp.[a]	6,856	675,590

		1,321,333
MACHINERY — 1.50%
Cummins Inc.	12,637	1,906,291
Flowserve Corp.	10,777	787,260
Illinois Tool Works Inc.	29,927	2,550,678
Joy Global Inc.	7,867	475,010

		5,719,239
MEDIA — 0.42%
Liberty Media Corp.[b]	8,044	1,043,387
Scripps Networks Interactive Inc. Class A	7,429	557,695

		1,601,082
MULTILINE RETAIL — 0.59%
Dollar Tree Inc.[a]	19,848	1,033,485
Family Dollar Stores Inc.	8,685	510,244
Nordstrom Inc.	11,509	705,272

		2,249,001
OIL, GAS & CONSUMABLE FUELS — 7.43%
Exxon Mobil Corp.	193,581	19,824,630
HollyFrontier Corp.	15,865	834,340
Marathon Petroleum Corp.	25,710	2,389,745
Phillips 66	46,596	3,877,719
Southwestern Energy Co.[a]	28,179	1,349,211

		28,275,645
PERSONAL PRODUCTS — 0.51%
Estee Lauder Companies Inc. (The) Class A	20,341	1,476,146
Herbalife Ltd.[b]	7,848	470,723

		1,946,869
PHARMACEUTICALS — 7.98%
Allergan Inc.	21,825	3,619,458
Eli Lilly and Co.	88,403	5,224,617
Johnson & Johnson	193,817	19,631,724
Zoetis Inc.	62,721	1,897,938

		30,373,737
PROFESSIONAL SERVICES — 0.13%
Robert Half International Inc.	11,089	496,787

		496,787

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

April 30, 2014

Security	Shares	Value

ROAD & RAIL — 0.16%
J.B. Hunt Transport Services Inc.	7,828	$595,711

		595,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.25%
Linear Technology Corp.	21,193	943,088

		943,088
SOFTWARE — 8.71%
CA Inc.	22,592	680,923
Intuit Inc.	21,678	1,642,108
Microsoft Corp.	479,134	19,357,014
Oracle Corp.	280,463	11,465,327

		33,145,372
SPECIALTY RETAIL — 5.90%
Advance Auto Parts Inc.	5,869	711,851
Bed Bath & Beyond Inc.[a,b]	18,311	1,137,663
Dick’s Sporting Goods Inc.	7,646	402,638
GameStop Corp. Class Ab	8,463	335,812
Gap Inc. (The)	22,864	898,555
Home Depot Inc. (The)	118,533	9,424,559
O’Reilly Automotive Inc.[a]	8,860	1,318,279
PetSmart Inc.[b]	8,985	608,105
Ross Stores Inc.	23,674	1,611,726
TJX Companies Inc. (The)	76,977	4,478,522
Tractor Supply Co.	11,953	803,720
Ulta Salon, Cosmetics & Fragrance Inc.[a]	4,845	424,955
Urban Outfitters Inc.[a]	8,480	302,354

		22,458,739
TEXTILES, APPAREL & LUXURY GOODS — 2.83%
Coach Inc.	30,678	1,369,773
Fossil Group Inc.[a]	4,429	472,353
Lululemon Athletica Inc.[a,b]	8,736	401,244
Michael Kors Holdings Ltd.[a,b]	22,796	2,078,995
Nike Inc. Class B	57,427	4,189,300
Ralph Lauren Corp.	4,600	696,302
VF Corp.	25,806	1,576,488

		10,784,455
TOBACCO — 0.36%
Reynolds American Inc.	24,474	1,381,068

		1,381,068
TRADING COMPANIES & DISTRIBUTORS — 0.61%
Fastenal Co.	23,325	1,168,116
W.W. Grainger Inc.	4,584	1,166,170

		2,334,286

TOTAL COMMON STOCKS
(Cost: $354,599,790)		379,948,333

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,279,620	$5,279,620
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	287,322	287,322
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	570,398	570,398

		6,137,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,137,340)		6,137,340

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $360,737,130)		386,085,673
Other Assets, Less Liabilities — (1.42)%		(5,415,410)

NET ASSETS — 100.00%		$380,670,263

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

186

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 100.16%

AEROSPACE & DEFENSE — 2.71%
B/E Aerospace Inc.[a]	1,667	$146,313
Boeing Co. (The)	1,463	188,756
General Dynamics Corp.	3,077	336,778
Honeywell International Inc.	2,551	236,988
L-3 Communications Holdings Inc.	2,530	291,886
Lockheed Martin Corp.	2,764	453,683
Northrop Grumman Corp.	2,279	276,921
Precision Castparts Corp.	910	230,312
Raytheon Co.	3,382	322,913
Rockwell Collins Inc.	3,618	280,938
Textron Inc.	2,836	115,992
TransDigm Group Inc.	1,312	233,366
United Technologies Corp.	2,358	279,022

		3,393,868
AIR FREIGHT & LOGISTICS — 0.74%
C.H. Robinson Worldwide Inc.	3,374	198,729
Expeditors International of Washington Inc.	3,910	161,248
FedEx Corp.	1,302	177,398
United Parcel Service Inc. Class B	4,009	394,886

		932,261
AIRLINES — 0.26%
Delta Air Lines Inc.	2,098	77,269
Southwest Airlines Co.	7,950	192,152
United Continental Holdings Inc.[a]	1,437	58,730

		328,151
AUTO COMPONENTS — 0.40%
Autoliv Inc.	1,154	117,685
BorgWarner Inc.	1,910	118,687
Delphi Automotive PLC	1,407	94,044
Johnson Controls Inc.	2,172	98,044
TRW Automotive Holdings Corp.[a]	843	67,735

		496,195
AUTOMOBILES — 0.31%
Ford Motor Co.	6,536	105,556
General Motors Co.	2,609	89,958
Harley-Davidson Inc.	1,760	130,135
Tesla Motors Inc.[a]	280	58,209

		383,858
BEVERAGES — 2.41%
Beam Inc.	4,157	346,985
Brown-Forman Corp. Class B NVS	4,451	399,344
Coca-Cola Co. (The)	12,502	509,957
Coca-Cola Enterprises Inc.	5,277	239,787
Constellation Brands Inc. Class Aa	909	72,574
Dr Pepper Snapple Group Inc.	6,726	372,755
Molson Coors Brewing Co. Class B NVS	4,395	263,568

Security	Shares	Value

Monster Beverage Corp.[a]	1,552	$103,922
PepsiCo Inc.	8,233	707,132

		3,016,024
BIOTECHNOLOGY — 0.87%
Alexion Pharmaceuticals Inc.[a]	903	142,855
Amgen Inc.	2,256	252,108
Biogen Idec Inc.[a]	583	167,391
BioMarin Pharmaceutical Inc.[a]	1,471	85,656
Celgene Corp.[a]	1,213	178,323
Gilead Sciences Inc.[a]	2,029	159,256
Pharmacyclics Inc.[a]	288	27,239
Regeneron Pharmaceuticals Inc.[a]	177	52,549
Vertex Pharmaceuticals Inc.[a]	411	27,825

		1,093,202
BUILDING PRODUCTS — 0.05%
Masco Corp.	3,138	63,042

		63,042
CAPITAL MARKETS — 1.92%
Affiliated Managers Group Inc.[a]	646	128,037
Ameriprise Financial Inc.	1,291	144,114
Bank of New York Mellon Corp. (The)	4,317	146,217
BlackRock Inc.[b]	544	163,744
Charles Schwab Corp. (The)	4,906	130,254
Eaton Vance Corp. NVS	3,128	112,827
Franklin Resources Inc.	2,641	138,256
Goldman Sachs Group Inc. (The)	780	124,660
Invesco Ltd.	3,354	118,094
Legg Mason Inc.	3,066	143,765
Morgan Stanley	2,262	69,964
Northern Trust Corp.	3,575	215,394
Raymond James Financial Inc.	2,939	146,068
SEI Investments Co.	5,142	166,498
State Street Corp.	1,949	125,828
T. Rowe Price Group Inc.	2,073	170,256
TD Ameritrade Holding Corp.	5,186	165,433

		2,409,409
CHEMICALS — 2.96%
Air Products and Chemicals Inc.	2,361	277,465
Airgas Inc.	2,294	243,760
Albemarle Corp.	1,491	99,957
Ashland Inc.	1,316	127,126
Celanese Corp. Series A	1,324	81,333
CF Industries Holdings Inc.	368	90,223
Dow Chemical Co. (The)	2,787	139,071
E.I. du Pont de Nemours and Co.	3,402	229,023
Eastman Chemical Co.	1,440	125,525
Ecolab Inc.	3,141	328,674
FMC Corp.	2,163	166,551
International Flavors & Fragrances Inc.	3,197	314,968
LyondellBasell Industries NV Class A	1,203	111,278
Monsanto Co.	1,343	148,670
Mosaic Co. (The)	1,655	82,816
PPG Industries Inc.	1,023	198,073
Praxair Inc.	2,903	378,987
Sherwin-Williams Co. (The)	1,329	265,587
Sigma-Aldrich Corp.	3,099	298,155

		3,707,242

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

COMMERCIAL BANKS —1.84%
Bank of America Corp.	4,974	$75,306
BB&T Corp.	4,980	185,903
CIT Group Inc.	2,879	123,941
Citigroup Inc.	1,473	70,572
Comerica Inc.	2,705	130,489
Fifth Third Bancorp	7,541	155,420
First Republic Bank	2,837	144,006
J.P. Morgan Chase & Co.	2,532	141,741
KeyCorp	11,176	152,441
M&T Bank Corp.	2,189	267,080
PNC Financial Services Group Inc. (The)[b]	2,423	203,629
Regions Financial Corp.	7,390	74,935
SunTrust Banks Inc.	2,637	100,892
U.S. Bancorp	5,849	238,522
Wells Fargo & Co.	4,741	235,343

		2,300,220
COMMERCIAL SERVICES & SUPPLIES — 1.29%
ADT Corp. (The)[c]	2,055	62,143
Cintas Corp.	3,823	225,289
Iron Mountain Inc.	4,442	126,331
Republic Services Inc.	9,149	321,039
Stericycle Inc.[a]	2,750	320,210
Tyco International Ltd.	5,719	233,907
Waste Management Inc.	7,467	331,908

		1,620,827
COMMUNICATIONS EQUIPMENT — 0.77%
Cisco Systems Inc.	6,913	159,760
F5 Networks Inc.[a]	616	64,785
Harris Corp.	2,666	196,004
Juniper Networks Inc.[a]	3,015	74,440
Motorola Solutions Inc.	4,009	254,892
QUALCOMM Inc.	2,694	212,045

		961,926
COMPUTERS & PERIPHERALS — 0.55%
Apple Inc.	231	136,311
EMC Corp.	6,313	162,876
Hewlett-Packard Co.	3,018	99,775
NetApp Inc.	2,199	78,306
SanDisk Corp.	1,021	86,754
Seagate Technology PLC	993	52,212
Western Digital Corp.	828	72,972

		689,206
CONSTRUCTION & ENGINEERING — 0.45%
Chicago Bridge & Iron Co. NV	1,183	94,723
Fluor Corp.	1,345	101,817
Jacobs Engineering Group Inc.[a]	2,175	125,497
KBR Inc.	2,138	54,241
Quanta Services Inc.[a]	5,176	182,609

		558,887

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.22%
Martin Marietta Materials Inc.	1,453	$180,652
Vulcan Materials Co.	1,370	88,406

		269,058
CONSUMER FINANCE — 0.57%
American Express Co.	2,584	225,919
Capital One Financial Corp.	1,898	140,262
Discover Financial Services	3,297	184,302
SLM Corp.	6,141	158,131

		708,614
CONTAINERS & PACKAGING — 1.07%
Avery Dennison Corp.	3,536	172,062
Ball Corp.	6,304	354,222
Crown Holdings Inc.[a]	6,252	294,907
MeadWestvaco Corp.	5,496	214,729
Owens-Illinois Inc.[a]	2,685	85,329
Rock-Tenn Co. Class A	1,065	101,824
Sealed Air Corp.	3,569	122,452

		1,345,525
DISTRIBUTORS — 0.33%
Genuine Parts Co.	3,298	287,322
LKQ Corp.[a]	4,349	126,643

		413,965
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	5,128	145,738

		145,738
DIVERSIFIED FINANCIAL SERVICES — 1.10%
Berkshire Hathaway Inc. Class Ba	3,982	513,081
CME Group Inc.	2,549	179,424
IntercontinentalExchange Group Inc.	956	195,444
Leucadia National Corp.	3,717	94,858
McGraw Hill Financial Inc.	1,899	140,393
Moody’s Corp.	1,240	97,340
NASDAQ OMX Group Inc. (The)	4,371	161,290

		1,381,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.29%
AT&T Inc.	12,381	442,002
CenturyLink Inc.	6,659	232,466
Frontier Communications Corp.	18,860	112,217
Level 3 Communications Inc.[a]	1,544	66,438
Verizon Communications Inc.	12,042	562,722
Windstream Holdings Inc.	21,797	197,699

		1,613,544
ELECTRIC UTILITIES — 5.85%
American Electric Power Co. Inc.	10,760	578,996
Duke Energy Corp.	8,207	611,339
Edison International	8,240	466,054

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

Entergy Corp.	6,016	$436,160
Exelon Corp.	11,916	417,417
FirstEnergy Corp.	8,819	297,641
NextEra Energy Inc.	5,710	570,143
Northeast Utilities	11,052	522,318
OGE Energy Corp.	9,330	348,289
Pepco Holdings Inc.	25,554	683,825
Pinnacle West Capital Corp.	7,430	415,709
PPL Corp.	17,131	571,148
Southern Co. (The)	16,706	765,636
Xcel Energy Inc.	20,230	644,730

		7,329,405
ELECTRICAL EQUIPMENT — 0.63%
AMETEK Inc.	3,465	182,675
Eaton Corp. PLC	1,797	130,534
Emerson Electric Co.	2,989	203,790
Rockwell Automation Inc.	947	112,863
Sensata Technologies Holding NVa,c	3,829	162,618

		792,480
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.90%
Amphenol Corp. Class A	1,824	173,919
Arrow Electronics Inc.[a]	1,779	100,958
Avnet Inc.	3,108	134,048
Corning Inc.	6,562	137,212
Flextronics International Ltd.[a]	16,161	145,287
FLIR Systems Inc.	4,526	154,065
TE Connectivity Ltd.	2,742	161,723
Trimble Navigation Ltd.[a]	3,166	121,669

		1,128,881
ENERGY EQUIPMENT & SERVICES — 1.23%
Baker Hughes Inc.	1,388	97,021
Cameron International Corp.[a]	1,477	95,946
Core Laboratories NV	680	127,622
Diamond Offshore Drilling Inc.[c]	2,845	155,366
Ensco PLC Class A	941	47,474
FMC Technologies Inc.[a]	2,270	128,709
Halliburton Co.	1,222	77,072
Helmerich & Payne Inc.	959	104,195
Nabors Industries Ltd.	2,770	70,690
National Oilwell Varco Inc.	1,127	88,503
Nobel Corp. PLC	2,592	79,860
Oceaneering International Inc.	1,447	106,036
Rowan Companies PLC Class Aa	2,871	88,771
Schlumberger Ltd.	1,235	125,414
Superior Energy Services Inc.	2,331	76,737
Weatherford International Ltd.[a]	3,454	72,534

		1,541,950
FOOD & STAPLES RETAILING — 1.94%
Costco Wholesale Corp.	3,090	357,451
CVS Caremark Corp.	5,676	412,759
Kroger Co. (The)	7,757	357,132
Safeway Inc.	3,353	114,203
Sysco Corp.	11,021	401,495
Wal-Mart Stores Inc.	5,933	472,919
Walgreen Co.	2,945	199,966
Whole Foods Market Inc.	2,368	117,690

		2,433,615

Security	Shares	Value

FOOD PRODUCTS — 4.29%
Archer-Daniels-Midland Co.	4,218	$184,453
Bunge Ltd.	2,645	210,674
Campbell Soup Co.	9,999	454,855
ConAgra Foods Inc.	13,318	406,332
General Mills Inc.	12,719	674,361
Hershey Co. (The)	4,978	479,083
Hormel Foods Corp.	9,504	453,246
J.M. Smucker Co. (The)	3,671	354,912
Kellogg Co.	8,639	577,344
Keurig Green Mountain Inc.	290	27,167
Kraft Foods Group Inc.	2,552	145,107
McCormick & Co. Inc. NVS	6,548	466,218
Mead Johnson Nutrition Co. Class A	2,240	197,702
Mondelez International Inc. Class A	13,698	488,334
Tyson Foods Inc. Class A	5,863	246,070

		5,365,858
HEALTH CARE EQUIPMENT & SUPPLIES — 3.16%
Abbott Laboratories	11,021	426,953
Baxter International Inc.	3,979	289,631
Becton, Dickinson and Co.	3,904	441,269
Boston Scientific Corp.[a]	10,672	134,574
C.R. Bard Inc.	2,008	275,759
CareFusion Corp.[a]	5,694	222,408
Covidien PLC	3,800	270,750
DENTSPLY International Inc.	4,622	206,280
Edwards Lifesciences Corp.[a,c]	1,343	109,414
Hologic Inc.[a]	6,958	146,014
Intuitive Surgical Inc.[a]	280	101,276
Medtronic Inc.	5,434	319,628
ResMed Inc.[c]	2,932	146,160
St. Jude Medical Inc.	2,451	155,565
Stryker Corp.	3,509	272,825
Varian Medical Systems Inc.[a,c]	2,444	194,420
Zimmer Holdings Inc.	2,459	238,031

		3,950,957
HEALTH CARE PROVIDERS & SERVICES — 2.94%
Aetna Inc.	2,331	166,550
AmerisourceBergen Corp.	4,712	307,128
Cardinal Health Inc.	4,262	296,252
Cigna Corp.	2,351	188,174
DaVita HealthCare Partners Inc.[a]	3,953	273,943
Express Scripts Holding Co.[a]	2,086	138,886
HCA Holdings Inc.[a]	1,429	74,308
Henry Schein Inc.[a,c]	2,490	284,433
Humana Inc.	1,460	160,235
Laboratory Corp. of America Holdings[a]	3,077	303,700
McKesson Corp.	1,840	311,309
Omnicare Inc.	3,053	180,951
Patterson Companies Inc.	6,880	280,016
Quest Diagnostics Inc.[c]	3,833	214,380
UnitedHealth Group Inc.	2,638	197,955
Universal Health Services Inc. Class B	1,544	126,284
WellPoint Inc.	1,806	181,828

		3,686,332

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.11%
Cerner Corp.[a]	2,800	$143,640

		143,640
HOTELS, RESTAURANTS & LEISURE — 1.84%
Carnival Corp.	4,508	177,210
Chipotle Mexican Grill Inc.[a]	179	89,232
Darden Restaurants Inc.[c]	3,711	184,474
International Game Technology	5,562	69,803
Las Vegas Sands Corp.	1,172	92,740
Marriott International Inc. Class A	3,361	194,703
McDonald’s Corp.	5,643	572,087
MGM Resorts International[a]	3,096	78,112
Royal Caribbean Cruises Ltd.	1,622	86,177
Starbucks Corp.	2,308	162,991
Starwood Hotels & Resorts Worldwide Inc.	1,365	104,627
Wyndham Worldwide Corp.	1,943	138,614
Wynn Resorts Ltd.	487	99,294
Yum! Brands Inc.	3,263	251,218

		2,301,282
HOUSEHOLD DURABLES — 0.84%
D.R. Horton Inc.	3,792	84,486
Garmin Ltd.	4,040	230,684
Leggett & Platt Inc.	5,451	179,120
Lennar Corp. Class A	2,347	90,571
Mohawk Industries Inc.[a]	738	97,718
Newell Rubbermaid Inc.	4,542	136,759
PulteGroup Inc.	2,457	45,184
Toll Brothers Inc.[a]	2,882	98,680
Whirlpool Corp.	565	86,660

		1,049,862
HOUSEHOLD PRODUCTS — 2.12%
Church & Dwight Co. Inc.	5,938	409,781
Clorox Co. (The)	4,723	428,376
Colgate-Palmolive Co.	8,202	551,995
Energizer Holdings Inc.	1,698	189,650
Kimberly-Clark Corp.	5,327	597,956
Procter & Gamble Co. (The)	5,806	479,285

		2,657,043
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.46%
AES Corp. (The)	12,285	177,518
Calpine Corp.[a]	9,669	221,710
NRG Energy Inc.	5,526	180,811

		580,039
INDUSTRIAL CONGLOMERATES — 0.91%
3M Co.	2,715	377,629
Danaher Corp.	3,548	260,352
General Electric Co.	8,210	220,767
Roper Industries Inc.	2,002	278,178

		1,136,926

Security	Shares	Value

INSURANCE — 6.37%
ACE Ltd.	3,327	$340,419
Aflac Inc.	1,908	119,670
Alleghany Corp.[a]	1,001	408,388
Allstate Corp. (The)	5,275	300,411
American International Group Inc.	1,873	99,512
Aon PLC	3,110	263,977
Arch Capital Group Ltd.[a]	9,486	543,738
Assurant Inc.	3,633	244,901
Axis Capital Holdings Ltd.	5,720	261,690
Chubb Corp. (The)	4,812	443,089
Cincinnati Financial Corp.	7,712	375,883
Everest Re Group Ltd.[c]	2,237	353,513
Fidelity National Financial Inc. Class A	9,202	296,120
Hartford Financial Services Group Inc. (The)	2,414	86,590
Lincoln National Corp.	1,462	70,922
Loews Corp.	7,831	344,329
Marsh & McLennan Companies Inc.	8,096	399,214
MetLife Inc.	1,978	103,548
PartnerRe Ltd.	2,763	291,220
Principal Financial Group Inc.	2,687	125,859
Progressive Corp. (The)	10,862	263,403
Prudential Financial Inc.	1,182	95,364
RenaissanceRe Holdings Ltd.[c]	4,312	436,418
Torchmark Corp.	4,760	379,372
Travelers Companies Inc. (The)	3,642	329,892
Unum Group	5,745	190,849
W.R. Berkley Corp.	8,446	373,651
Willis Group Holdings PLC	5,958	244,218
XL Group PLC	6,236	195,499

		7,981,659
INTERNET & CATALOG RETAIL — 0.42%
Amazon.com Inc.[a]	292	88,806
Expedia Inc.	1,065	75,604
Liberty Interactive Corp. Series Aa	5,501	159,859
Netflix Inc.[a]	61	19,645
Priceline.com Inc. (The)[a]	92	106,513
TripAdvisor Inc.[a]	887	71,616

		522,043
INTERNET SOFTWARE & SERVICES — 0.73%
Akamai Technologies Inc.[a]	1,249	66,284
eBay Inc.[a]	2,028	105,111
Equinix Inc.[a]	772	144,989
Facebook Inc. Class Aa	1,590	95,050
Google Inc. Class Aa	145	77,558
Google Inc. Class Ca	145	76,366
LinkedIn Corp. Class Aa	326	50,031
Rackspace Hosting Inc.[a]	1,547	44,894
VeriSign Inc.[a,c]	2,949	139,134
Yahoo! Inc.[a]	3,284	118,060

		917,477
IT SERVICES — 2.85%
Accenture PLC Class A	2,137	171,430

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

Alliance Data Systems Corp.[a,c]	907	$219,403
Automatic Data Processing Inc.	5,328	415,371
Blackhawk Network Holdings Inc. Class Ba	83	1,912
Cognizant Technology Solutions Corp. Class Aa	2,698	129,248
Computer Sciences Corp.	1,428	84,509
Fidelity National Information Services Inc.	5,167	276,073
Fiserv Inc.[a]	5,641	342,860
FleetCor Technologies Inc.[a]	627	71,560
International Business Machines Corp.	1,585	311,405
Leidos Holdings Inc.	3,961	147,508
MasterCard Inc. Class A	2,139	157,323
Paychex Inc.	8,554	357,643
Teradata Corp.[a,c]	1,840	83,646
Total System Services Inc.	8,869	281,768
Vantiv Inc. Class Aa	2,897	89,083
Visa Inc. Class A	840	170,192
Western Union Co.	6,821	108,249
Xerox Corp.	12,192	147,401

		3,566,584
LEISURE EQUIPMENT & PRODUCTS — 0.45%
Hasbro Inc.	4,021	222,200
Mattel Inc.	6,040	236,859
Polaris Industries Inc.	819	110,016

		569,075
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Agilent Technologies Inc.	2,118	114,457
Illumina Inc.[a,c]	543	73,766
Mettler-Toledo International Inc.[a]	639	148,964
Thermo Fisher Scientific Inc.	2,435	277,590
Waters Corp.[a]	1,688	166,335

		781,112
MACHINERY — 1.73%
AGCO Corp.	1,460	81,322
Caterpillar Inc.	1,630	171,802
Cummins Inc.	680	102,578
Deere & Co.	2,165	202,081
Dover Corp.	1,634	141,178
Flowserve Corp.	1,738	126,961
Illinois Tool Works Inc.	2,614	222,791
Ingersoll-Rand PLC	1,562	93,408
Joy Global Inc.	1,216	73,422
PACCAR Inc.	2,249	143,891
Pall Corp.	1,887	158,791
Parker Hannifin Corp.	1,261	159,996
Pentair Ltd. Registered	1,937	143,900
SPX Corp.	1,047	106,626
Stanley Black & Decker Inc.	1,643	141,117
Xylem Inc.	2,685	100,929

		2,170,793
MEDIA — 3.14%
Cablevision NY Group Class A	5,465	91,265
CBS Corp. Class B NVS	2,123	122,624
Charter Communications Inc. Class Aa	1,091	147,863
Comcast Corp. Class A	4,291	222,102
Comcast Corp. Class A Special NVS	4,561	232,748

Security	Shares	Value

DIRECTV[a]	3,459	$268,418
Discovery Communications Inc. Series Aa	2,267	172,065
Discovery Communications Inc. Series C NVS[a]	2,136	149,798
DISH Network Corp. Class Aa	2,411	137,089
Interpublic Group of Companies Inc. (The)	5,147	89,661
Liberty Global PLC Series Aa	2,417	96,245
Liberty Global PLC Series C NVS[a]	8,085	310,707
Liberty Media Corp.[a]	1,141	147,999
News Corp. Class A NVS[a]	4,666	79,415
Omnicom Group Inc.	3,070	207,778
Scripps Networks Interactive Inc. Class A	2,668	200,287
Sirius XM Holdings Inc.[a]	23,625	75,364
Time Warner Cable Inc.	1,608	227,468
Time Warner Inc.	3,170	210,678
Twenty-First Century Fox Inc. Class A	4,977	159,364
Twenty-First Century Fox Inc. Class B	5,724	179,276
Viacom Inc. Class B NVS	1,956	166,221
Walt Disney Co. (The)	2,911	230,959

		3,925,394
METALS & MINING — 0.40%
Alcoa Inc.	12,749	171,729
Freeport-McMoRan Copper & Gold Inc.	1,953	67,124
Newmont Mining Corp.	4,455	110,618
Nucor Corp.	2,997	155,095

		504,566
MULTI-UTILITIES — 6.48%
Alliant Energy Corp.	9,872	577,315
Ameren Corp.	12,224	504,973
CenterPoint Energy Inc.	16,624	411,610
CMS Energy Corp.	16,492	499,872
Consolidated Edison Inc.	11,088	643,437
Dominion Resources Inc.	9,139	662,943
DTE Energy Co.	7,630	596,208
Integrys Energy Group Inc.	7,018	430,063
MDU Resources Group Inc.	9,756	345,558
NiSource Inc.	14,289	518,976
PG&E Corp.	13,420	611,684
Public Service Enterprise Group Inc.	10,803	442,599
SCANA Corp.	11,861	636,698
Sempra Energy	5,247	517,407
Wisconsin Energy Corp.	14,762	715,662

		8,115,005
MULTILINE RETAIL — 1.09%
Dollar General Corp.[a]	3,754	211,876
Dollar Tree Inc.[a]	3,096	161,209
Family Dollar Stores Inc.	2,209	129,779
Kohl’s Corp.	2,998	164,260
Macy’s Inc.	2,999	172,233
Nordstrom Inc.	2,708	165,946
Sears Holdings Corp.[a,c]	419	18,356
Target Corp.	5,436	335,673

		1,359,332
OIL, GAS & CONSUMABLE FUELS — 3.97%
Anadarko Petroleum Corp.	1,243	123,082
Apache Corp.	1,245	108,066

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

Cabot Oil & Gas Corp.	2,572	$101,028
Cheniere Energy Inc.[a]	450	25,403
Chesapeake Energy Corp.	2,460	70,725
Chevron Corp.	2,219	278,529
Cimarex Energy Co.	599	71,353
Cobalt International Energy Inc.[a]	1,185	21,330
Concho Resources Inc.[a]	796	103,838
ConocoPhillips	3,633	269,968
CONSOL Energy Inc.	1,818	80,919
Continental Resources Inc.[a]	551	76,325
Denbury Resources Inc.	4,159	69,954
Devon Energy Corp.	1,909	133,630
Energen Corp.	1,383	107,750
EOG Resources Inc.	1,432	140,336
EQT Corp.	1,376	149,970
Exxon Mobil Corp.	3,647	373,489
Hess Corp.	1,170	104,317
HollyFrontier Corp.	1,375	72,311
Kinder Morgan Inc.	1,706	55,718
Kinder Morgan Management LLC[a,c]	4,891	353,114
Marathon Oil Corp.	3,070	110,980
Marathon Petroleum Corp.	722	67,110
Murphy Oil Corp.	1,885	119,566
Noble Energy Inc.	1,838	131,932
Occidental Petroleum Corp.	1,304	124,858
ONEOK Inc.	3,470	219,373
Peabody Energy Corp.	2,570	48,856
Phillips 66	867	72,152
Pioneer Natural Resources Co.	376	72,670
QEP Resources Inc.	2,435	74,730
Range Resources Corp.	1,311	118,580
Southwestern Energy Co.[a]	2,592	124,105
Spectra Energy Corp.	9,500	377,245
Tesoro Corp.	1,097	61,750
Valero Energy Corp.	1,601	91,529
Whiting Petroleum Corp.[a]	925	68,191
Williams Companies Inc. (The)	4,551	191,916

		4,966,698
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	3,036	141,629

		141,629
PERSONAL PRODUCTS — 0.20%
Avon Products Inc.	4,479	68,439
Estee Lauder Companies Inc. (The) Class A	1,926	139,770
Herbalife Ltd.[c]	667	40,007

		248,216
PHARMACEUTICALS — 3.44%
AbbVie Inc.	1,334	69,475
Actavis PLC[a]	1,294	264,403
Allergan Inc.	2,983	494,701
Bristol-Myers Squibb Co.	5,646	282,808
Eli Lilly and Co.	8,000	472,800
Forest Laboratories Inc.[a]	6,167	566,809
Hospira Inc.[a]	3,370	154,346
Johnson & Johnson	6,932	702,142
Merck & Co. Inc.	7,043	412,438
Mylan Inc.[a]	3,724	189,105

Security	Shares	Value

Perrigo Co. PLC	2,098	$303,916
Pfizer Inc.	10,491	328,158
Zoetis Inc.	2,075	62,790

		4,303,891
PROFESSIONAL SERVICES — 1.22%
Dun & Bradstreet Corp. (The)	1,990	220,412
Equifax Inc.	3,596	254,633
IHS Inc. Class Aa	1,515	182,755
Manpowergroup Inc.	1,033	84,024
Nielsen Holdings NV	2,910	136,625
Robert Half International Inc.	2,831	126,829
Towers Watson & Co. Class A	2,010	225,562
Verisk Analytics Inc. Class Aa	5,014	301,291

		1,532,131
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.39%
American Capital Agency Corp.	11,013	250,105
American Realty Capital Properties Inc.	22,809	298,570
American Tower Corp.	3,941	329,152
Annaly Capital Management Inc.	30,173	348,498
AvalonBay Communities Inc.	1,969	268,867
Boston Properties Inc.	2,337	273,756
Camden Property Trust	4,157	284,713
Crown Castle International Corp.	3,529	256,664
Digital Realty Trust Inc.[c]	3,350	178,890
Duke Realty Corp.	7,887	138,180
Equity Residential	4,751	282,400
Essex Property Trust Inc.	2,689	465,896
Federal Realty Investment Trust	3,580	420,793
General Growth Properties Inc.	7,651	175,744
HCP Inc.	5,509	230,607
Health Care REIT Inc.	4,182	263,842
Host Hotels & Resorts Inc.	5,951	127,649
Kimco Realty Corp.[c]	7,994	183,223
Liberty Property Trust[c]	5,851	219,413
Macerich Co. (The)	3,434	222,901
Plum Creek Timber Co. Inc.	6,207	270,625
Prologis Inc.	3,481	141,433
Public Storage	1,711	300,298
Rayonier Inc.	5,011	225,996
Realty Income Corp.	7,775	337,824
Regency Centers Corp.	3,389	177,685
Simon Property Group Inc.	1,807	312,972
SL Green Realty Corp.[c]	1,575	164,918
UDR Inc.	9,148	236,567
Ventas Inc.	3,686	243,571
Vornado Realty Trust	2,207	226,438
Weyerhaeuser Co.	4,799	143,250

		8,001,440
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	3,179	84,689
Realogy Holdings Corp.[a]	3,163	133,004

		217,693
ROAD & RAIL — 0.79%
CSX Corp.	5,869	165,623
Hertz Global Holdings Inc.[a]	2,987	85,040

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

J.B. Hunt Transport Services Inc.	2,752	$209,427
Kansas City Southern Industries Inc.	832	83,932
Norfolk Southern Corp.	1,848	174,692
Union Pacific Corp.	1,388	264,317

		983,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.06%
Altera Corp.	3,252	105,755
Analog Devices Inc.	3,868	198,390
Applied Materials Inc.	7,235	137,899
Avago Technologies Ltd.	2,286	145,161
Broadcom Corp. Class A	4,139	127,523
Cree Inc.[a]	704	33,208
Intel Corp.	8,603	229,614
KLA-Tencor Corp.	1,974	126,316
Lam Research Corp.[a]	1,990	114,644
Linear Technology Corp.	5,084	226,238
LSI Corp.	11,555	128,723
Marvell Technology Group Ltd.	5,447	86,389
Maxim Integrated Products Inc.	5,652	183,351
Microchip Technology Inc.	4,081	194,011
Micron Technology Inc.[a]	2,441	63,759
NVIDIA Corp.	3,654	67,489
Texas Instruments Inc.	4,750	215,887
Xilinx Inc.	4,004	188,949

		2,573,306
SOFTWARE — 2.18%
Activision Blizzard Inc.	9,820	196,498
Adobe Systems Inc.[a]	3,492	215,422
ANSYS Inc.[a]	2,156	164,524
Autodesk Inc.[a]	1,716	82,402
CA Inc.	5,875	177,073
Citrix Systems Inc.[a]	1,527	90,566
Electronic Arts Inc.[a]	2,928	82,862
Intuit Inc.	3,457	261,868
Microsoft Corp.	5,393	217,877
NetSuite Inc.[a]	638	49,324
Nuance Communications Inc.[a,c]	5,329	85,744
Oracle Corp.	5,072	207,343
Red Hat Inc.[a]	1,832	89,127
Salesforce.com Inc.[a]	1,334	68,901
ServiceNow Inc.[a]	1,401	69,658
Symantec Corp.	6,555	132,935
Synopsys Inc.[a]	9,099	342,304
VMware Inc. Class Aa	1,102	101,946
Workday Inc. Class Aa	1,250	91,338

		2,727,712
SPECIALTY RETAIL — 2.38%
Advance Auto Parts Inc.	1,200	145,548
AutoZone Inc.[a]	754	402,553
Bed Bath & Beyond Inc.[a]	1,880	116,804
Best Buy Co. Inc.	1,306	33,865
CarMax Inc.[a]	2,292	100,344
Dick’s Sporting Goods Inc.	2,238	117,853
GameStop Corp. Class Ac	1,463	58,052
Gap Inc. (The)	2,299	90,351
Home Depot Inc. (The)	2,788	221,674
L Brands Inc.	2,118	114,796

Security	Shares	Value

Lowe’s Companies Inc.	3,697	$169,729
O’Reilly Automotive Inc.[a]	1,686	250,860
PetSmart Inc.	3,323	224,901
Ross Stores Inc.	2,951	200,904
Staples Inc.	7,039	87,987
Tiffany & Co.	1,180	103,238
TJX Companies Inc. (The)	5,051	293,867
Tractor Supply Co.	1,596	107,315
Ulta Salon, Cosmetics & Fragrance Inc.[a]	505	44,293
Urban Outfitters Inc.[a]	2,545	90,742

		2,975,676
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Coach Inc.	1,563	69,788
Fossil Group Inc.[a]	275	29,329
Lululemon Athletica Inc.[a]	777	35,688
Michael Kors Holdings Ltd.[a]	979	89,285
Nike Inc. Class B	2,330	169,973
PVH Corp.	641	80,490
Ralph Lauren Corp.	693	104,899
Under Armour Inc. Class Aa,c	1,516	74,117
VF Corp.	3,276	200,131

		853,700
THRIFTS & MORTGAGE FINANCE — 0.53%
Hudson City Bancorp Inc.	12,538	124,878
New York Community Bancorp Inc.	13,876	213,829
Ocwen Financial Corp.[a]	1,433	54,311
People’s United Financial Inc.[c]	18,577	265,280

		658,298
TOBACCO — 1.23%
Altria Group Inc.	13,974	560,497
Lorillard Inc.	3,651	216,942
Philip Morris International Inc.	3,472	296,613
Reynolds American Inc.	8,300	468,369

		1,542,421
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Fastenal Co.	3,245	162,510
W.W. Grainger Inc.	851	216,494

		379,004
WATER UTILITIES — 0.43%
American Water Works Co. Inc.	11,781	536,389

		536,389
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
SBA Communications Corp. Class Aa,c	3,186	285,975
Sprint Corp.[a]	7,423	63,096
T-Mobile US Inc.	3,082	90,272

		439,343

TOTAL COMMON STOCKS (Cost: $109,323,730)		125,424,480

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.61%

MONEY MARKET FUNDS — 2.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	3,009,172	$3,009,172
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	163,762	163,762
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	91,207	91,207

		3,264,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,264,141)		3,264,141

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $112,587,871)		128,688,621
Other Assets, Less Liabilities — (2.77)%		(3,470,607)

NET ASSETS — 100.00%		$125,218,014

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

194

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.35%
B/E Aerospace Inc.[a]	360	$31,597
Boeing Co. (The)	3,595	463,827
General Dynamics Corp.	2,964	324,410
Honeywell International Inc.	3,576	332,210
L-3 Communications Holdings Inc.	1,303	150,327
Lockheed Martin Corp.	2,001	328,444
Northrop Grumman Corp.	2,281	277,164
Precision Castparts Corp.	600	151,854
Raytheon Co.	2,760	263,525
Rockwell Collins Inc.	810	62,897
Textron Inc.	2,565	104,909
TransDigm Group Inc.	131	23,301
United Technologies Corp.	5,498	650,578

		3,165,043
AIR FREIGHT & LOGISTICS — 0.55%
C.H. Robinson Worldwide Inc.	1,074	63,259
Expeditors International of Washington Inc.	1,160	47,838
FedEx Corp.	2,603	354,659
United Parcel Service Inc. Class B	2,773	273,140

		738,896
AIRLINES — 0.12%
Delta Air Lines Inc.	1,869	68,835
Southwest Airlines Co.	1,636	39,542
United Continental Holdings Inc.[a]	1,162	47,491

		155,868
AUTO COMPONENTS — 0.55%
Autoliv Inc.	932	95,045
BorgWarner Inc.	1,391	86,437
Delphi Automotive PLC	2,334	156,005
Johnson Controls Inc.	5,807	262,128
TRW Automotive Holdings Corp.[a]	1,811	145,514

		745,129
AUTOMOBILES — 1.76%
Ford Motor Co.	68,817	1,111,394
General Motors Co.	33,845	1,166,976
Harley-Davidson Inc.	1,046	77,341
Tesla Motors Inc.[a,b]	20	4,158

		2,359,869
BEVERAGES — 1.49%
Beam Inc.	744	62,102
Brown-Forman Corp. Class B NVS	395	35,439
Coca-Cola Co. (The)	20,582	839,540
Coca-Cola Enterprises Inc.	1,796	81,610
Constellation Brands Inc. Class Aa	761	60,758
Dr Pepper Snapple Group Inc.	1,418	78,586
Molson Coors Brewing Co. Class B NVS	1,397	83,778

Security	Shares	Value

Monster Beverage Corp.[a]	396	$26,516
PepsiCo Inc.	8,530	732,642

		2,000,971
BIOTECHNOLOGY — 0.78%
Alexion Pharmaceuticals Inc.[a]	211	33,380
Amgen Inc.	3,593	401,518
Biogen Idec Inc.[a]	576	165,381
BioMarin Pharmaceutical Inc.[a]	145	8,443
Celgene Corp.[a]	820	120,548
Gilead Sciences Inc.[a]	3,657	287,038
Pharmacyclics Inc.[a]	122	11,539
Regeneron Pharmaceuticals Inc.[a]	51	15,142
Vertex Pharmaceuticals Inc.[a]	150	10,155

		1,053,144
BUILDING PRODUCTS — 0.02%
Masco Corp.	1,291	25,936

		25,936
CAPITAL MARKETS — 2.43%
Affiliated Managers Group Inc.[a]	141	27,946
Ameriprise Financial Inc.	1,300	145,119
Bank of New York Mellon Corp. (The)	14,561	493,181
BlackRock Inc.[c]	688	207,088
Charles Schwab Corp. (The)	4,050	107,528
Eaton Vance Corp. NVS	471	16,989
Franklin Resources Inc.	2,150	112,552
Goldman Sachs Group Inc. (The)	5,924	946,774
Invesco Ltd.	2,674	94,152
Legg Mason Inc.	1,019	47,781
Morgan Stanley	15,841	489,962
Northern Trust Corp.	1,868	112,547
Raymond James Financial Inc.	879	43,686
SEI Investments Co.	560	18,133
State Street Corp.	4,416	285,097
T. Rowe Price Group Inc.	988	81,144
TD Ameritrade Holding Corp.	954	30,433

		3,260,112
CHEMICALS — 2.26%
Air Products and Chemicals Inc.	1,385	162,765
Airgas Inc.	383	40,698
Albemarle Corp.	602	40,358
Ashland Inc.	627	60,568
Celanese Corp. Series A	1,194	73,347
CF Industries Holdings Inc.	587	143,915
Dow Chemical Co. (The)	11,918	594,708
E.I. du Pont de Nemours and Co.	6,256	421,154
Eastman Chemical Co.	1,021	89,001
Ecolab Inc.	920	96,269
FMC Corp.	592	45,584
International Flavors & Fragrances Inc.	363	35,763
LyondellBasell Industries NV Class A	3,895	360,287
Monsanto Co.	2,138	236,677
Mosaic Co. (The)	3,824	191,353
PPG Industries Inc.	738	142,892
Praxair Inc.	1,394	181,987
Sherwin-Williams Co. (The)	317	63,349
Sigma-Aldrich Corp.	578	55,609

		3,036,284

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

COMMERCIAL BANKS — 9.63%
Bank of America Corp.	138,928	$2,103,370
BB&T Corp.	8,630	322,158
CIT Group Inc.	1,655	71,248
Citigroup Inc.	44,262	2,120,592
Comerica Inc.	2,153	103,861
Fifth Third Bancorp	11,104	228,853
First Republic Bank	781	39,644
J.P. Morgan Chase & Co.	54,561	3,054,325
KeyCorp	11,456	156,260
M&T Bank Corp.	1,259	153,611
PNC Financial Services Group Inc. (The)[c]	7,604	639,040
Regions Financial Corp.	15,389	156,044
SunTrust Banks Inc.	7,223	276,352
U.S. Bancorp	17,668	720,501
Wells Fargo & Co.	56,189	2,789,222

		12,935,081
COMMERCIAL SERVICES & SUPPLIES — 0.35%
ADT Corp. (The)	1,640	49,594
Cintas Corp.	686	40,426
Iron Mountain Inc.	988	28,099
Republic Services Inc.	2,799	98,217
Stericycle Inc.[a]	246	28,644
Tyco International Ltd.	1,914	78,282
Waste Management Inc.	3,325	147,796

		471,058
COMMUNICATIONS EQUIPMENT — 1.43%
Cisco Systems Inc.	46,053	1,064,285
F5 Networks Inc.[a]	295	31,025
Harris Corp.	972	71,461
Juniper Networks Inc.[a]	3,965	97,896
Motorola Solutions Inc.	1,552	98,676
QUALCOMM Inc.	7,167	564,115

		1,927,458
COMPUTERS & PERIPHERALS — 3.95%
Apple Inc.	4,961	2,927,437
EMC Corp.	14,496	373,997
Hewlett-Packard Co.	44,260	1,463,236
NetApp Inc.	1,963	69,902
SanDisk Corp.	1,518	128,984
Seagate Technology PLC	3,355	176,406
Western Digital Corp.	1,919	169,121

		5,309,083
CONSTRUCTION & ENGINEERING — 0.24%
Chicago Bridge & Iron Co. NV	445	35,631
Fluor Corp.	1,547	117,108
Jacobs Engineering Group Inc.[a]	1,146	66,124
KBR Inc.	1,873	47,518
Quanta Services Inc.[a]	1,609	56,766

		323,147

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.05%
Martin Marietta Materials Inc.[b]	210	$26,109
Vulcan Materials Co.	580	37,428

		63,537
CONSUMER FINANCE — 1.11%
American Express Co.	5,651	494,067
Capital One Financial Corp.	8,252	609,823
Discover Financial Services	4,900	273,910
SLM Corp.	4,400	113,300

		1,491,100
CONTAINERS & PACKAGING — 0.27%
Avery Dennison Corp.	920	44,767
Ball Corp.	1,242	69,788
Crown Holdings Inc.[a]	1,245	58,727
MeadWestvaco Corp.	1,662	64,934
Owens-Illinois Inc.[a]	994	31,589
Rock-Tenn Co. Class A	675	64,537
Sealed Air Corp.	1,020	34,996

		369,338
DISTRIBUTORS — 0.09%
Genuine Parts Co.	1,054	91,824
LKQ Corp.[a]	1,073	31,246

		123,070
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	1,509	42,886

		42,886
DIVERSIFIED FINANCIAL SERVICES — 1.24%
Berkshire Hathaway Inc. Class Ba	8,737	1,125,763
CME Group Inc.	3,190	224,544
IntercontinentalExchange Group Inc.	278	56,834
Leucadia National Corp.	4,000	102,080
McGraw Hill Financial Inc.	1,004	74,226
Moody’s Corp.	560	43,960
NASDAQ OMX Group Inc. (The)	1,200	44,280

		1,671,687
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.78%
AT&T Inc.	53,278	1,902,025
CenturyLink Inc.	9,202	321,242
Frontier Communications Corp.	16,754	99,686
Level 3 Communications Inc.[a]	710	30,551
Verizon Communications Inc.	28,210	1,318,253
Windstream Holdings Inc.	7,438	67,463

		3,739,220
ELECTRIC UTILITIES — 2.43%
American Electric Power Co. Inc.	5,398	290,466
Duke Energy Corp.	6,154	458,412
Edison International	3,859	218,265

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

Entergy Corp.	3,060	$221,850
Exelon Corp.	14,082	493,293
FirstEnergy Corp.	5,911	199,496
NextEra Energy Inc.	3,381	337,593
Northeast Utilities	2,440	115,314
OGE Energy Corp.	1,378	51,441
Pepco Holdings Inc.	3,462	92,643
Pinnacle West Capital Corp.	1,054	58,971
PPL Corp.	6,402	213,443
Southern Co. (The)	7,541	345,604
Xcel Energy Inc.	5,206	165,915

		3,262,706
ELECTRICAL EQUIPMENT — 0.48%
AMETEK Inc.	961	50,664
Eaton Corp. PLC	3,035	220,462
Emerson Electric Co.	4,094	279,129
Rockwell Automation Inc.	606	72,223
Sensata Technologies Holding NVa	502	21,320

		643,798
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.84%
Amphenol Corp. Class A	708	67,508
Arrow Electronics Inc.[a]	2,161	122,637
Avnet Inc.	3,266	140,862
Corning Inc.	18,444	385,664
Flextronics International Ltd.[a]	17,514	157,451
FLIR Systems Inc.	935	31,827
TE Connectivity Ltd.	3,233	190,682
Trimble Navigation Ltd.[a]	820	31,513

		1,128,144
ENERGY EQUIPMENT & SERVICES — 1.91%
Baker Hughes Inc.	4,440	310,356
Cameron International Corp.[a]	1,699	110,367
Core Laboratories NV	80	15,014
Diamond Offshore Drilling Inc.[b]	785	42,869
Ensco PLC Class A	2,561	129,202
FMC Technologies Inc.[a]	1,040	58,968
Halliburton Co.	5,721	360,823
Helmerich & Payne Inc.	800	86,920
Nabors Industries Ltd.	5,308	135,460
National Oilwell Varco Inc.	3,427	269,122
Nobel Corp. PLC	2,381	73,359
Oceaneering International Inc.	409	29,972
Rowan Companies PLC Class Aa	1,134	35,063
Schlumberger Ltd.	7,172	728,317
Superior Energy Services Inc.	1,805	59,421
Weatherford International Ltd.[a]	5,882	123,522

		2,568,755
FOOD & STAPLES RETAILING — 3.08%
Costco Wholesale Corp.	3,807	440,394
CVS Caremark Corp.	11,497	836,062
Kroger Co. (The)	8,935	411,367
Safeway Inc.	6,022	205,109
Sysco Corp.	6,587	239,965
Wal-Mart Stores Inc.	17,875	1,424,816
Walgreen Co.	7,560	513,324
Whole Foods Market Inc.	1,242	61,727

		4,132,764

Security	Shares	Value

FOOD PRODUCTS — 1.72%
Archer-Daniels-Midland Co.	11,257	$492,269
Bunge Ltd.	3,379	269,137
Campbell Soup Co.	1,289	58,637
ConAgra Foods Inc.	3,577	109,134
General Mills Inc.	3,848	204,021
Hershey Co. (The)	476	45,810
Hormel Foods Corp.	864	41,204
J.M. Smucker Co. (The)	732	70,770
Kellogg Co.	1,449	96,837
Keurig Green Mountain Inc.	487	45,622
Kraft Foods Group Inc.	3,647	207,368
McCormick & Co. Inc. NVS	584	41,581
Mead Johnson Nutrition Co. Class A	551	48,631
Mondelez International Inc. Class A	10,569	376,785
Tyson Foods Inc. Class A	4,975	208,801

		2,316,607
HEALTH CARE EQUIPMENT & SUPPLIES — 1.73%
Abbott Laboratories	15,414	597,138
Baxter International Inc.	3,125	227,469
Becton, Dickinson and Co.	1,179	133,262
Boston Scientific Corp.[a]	7,632	96,240
C.R. Bard Inc.	314	43,122
CareFusion Corp.[a]	1,613	63,004
Covidien PLC	3,101	220,946
DENTSPLY International Inc.	789	35,213
Edwards Lifesciences Corp.[a]	448	36,499
Hologic Inc.[a]	1,513	31,750
Intuitive Surgical Inc.[a]	132	47,744
Medtronic Inc.	6,275	369,095
ResMed Inc.[b]	577	28,763
St. Jude Medical Inc.	1,697	107,709
Stryker Corp.	1,702	132,331
Varian Medical Systems Inc.[a]	547	43,514
Zimmer Holdings Inc.	1,105	106,964

		2,320,763
HEALTH CARE PROVIDERS & SERVICES — 3.34%
Aetna Inc.	4,275	305,449
AmerisourceBergen Corp.	4,212	274,538
Cardinal Health Inc.	6,441	447,714
Cigna Corp.	2,481	198,579
DaVita HealthCare Partners Inc.[a]	1,157	80,180
Express Scripts Holding Co.[a]	8,396	559,006
HCA Holdings Inc.[a]	3,665	190,580
Henry Schein Inc.[a]	548	62,598
Humana Inc.	2,382	261,425
Laboratory Corp. of America Holdings[a]	631	62,280
McKesson Corp.	3,013	509,769
Omnicare Inc.	827	49,016
Patterson Companies Inc.	603	24,542
Quest Diagnostics Inc.	1,301	72,765
UnitedHealth Group Inc.	10,924	819,737
Universal Health Services Inc. Class B	721	58,971
WellPoint Inc.	5,143	517,797

		4,494,946

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.03%
Cerner Corp.[a]	708	$36,320

		36,320
HOTELS, RESTAURANTS & LEISURE — 1.17%
Carnival Corp.	4,237	166,557
Chipotle Mexican Grill Inc.[a]	54	26,919
Darden Restaurants Inc.	1,328	66,015
International Game Technology	1,872	23,494
Las Vegas Sands Corp.	1,049	83,007
Marriott International Inc. Class A	1,194	69,168
McDonald’s Corp.	5,155	522,614
MGM Resorts International[a]	2,621	66,128
Royal Caribbean Cruises Ltd.	1,757	93,349
Starbucks Corp.	1,791	126,481
Starwood Hotels & Resorts Worldwide Inc.	896	68,678
Wyndham Worldwide Corp.	757	54,004
Wynn Resorts Ltd.	247	50,361
Yum! Brands Inc.	1,978	152,286

		1,569,061
HOUSEHOLD DURABLES — 0.35%
D.R. Horton Inc.	2,768	61,671
Garmin Ltd.	776	44,310
Leggett & Platt Inc.	1,069	35,127
Lennar Corp. Class A	1,150	44,378
Mohawk Industries Inc.[a]	332	43,960
Newell Rubbermaid Inc.	2,046	61,605
PulteGroup Inc.	1,222	22,473
Toll Brothers Inc.[a]	930	31,843
Whirlpool Corp.	818	125,465

		470,832
HOUSEHOLD PRODUCTS — 1.38%
Church & Dwight Co. Inc.	592	40,854
Clorox Co. (The)	583	52,878
Colgate-Palmolive Co.	3,160	212,668
Energizer Holdings Inc.	477	53,276
Kimberly-Clark Corp.	1,887	211,816
Procter & Gamble Co. (The)	15,501	1,279,607

		1,851,099
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.25%
AES Corp. (The)	9,131	131,943
Calpine Corp.[a]	2,033	46,617
NRG Energy Inc.	4,730	154,765

		333,325
INDUSTRIAL CONGLOMERATES — 2.09%
3M Co.	3,314	460,944
Danaher Corp.	3,164	232,175
General Electric Co.	76,320	2,052,245
Roper Industries Inc.	437	60,721

		2,806,085

Security	Shares	Value

INSURANCE — 4.56%
ACE Ltd.	3,662	$374,696
Aflac Inc.	4,318	270,825
Alleghany Corp.[a]	245	99,955
Allstate Corp. (The)	5,589	318,294
American International Group Inc.	24,893	1,322,565
Aon PLC	1,587	134,705
Arch Capital Group Ltd.[a]	1,395	79,961
Assurant Inc.	1,357	91,475
Axis Capital Holdings Ltd.	1,503	68,762
Chubb Corp. (The)	2,466	227,069
Cincinnati Financial Corp.	1,232	60,048
Everest Re Group Ltd.[b]	517	81,701
Fidelity National Financial Inc. Class A	2,261	72,759
Hartford Financial Services Group Inc. (The)	6,135	220,062
Lincoln National Corp.	3,015	146,258
Loews Corp.	3,538	155,566
Marsh & McLennan Companies Inc.	2,871	141,569
MetLife Inc.	12,993	680,184
PartnerRe Ltd.	927	97,706
Principal Financial Group Inc.	2,288	107,170
Progressive Corp. (The)	5,317	128,937
Prudential Financial Inc.	5,380	434,058
RenaissanceRe Holdings Ltd.	541	54,755
Torchmark Corp.	808	64,398
Travelers Companies Inc. (The)	4,060	367,755
Unum Group	3,552	117,997
W.R. Berkley Corp.	1,300	57,512
Willis Group Holdings PLC	812	33,284
XL Group PLC	3,927	123,111

		6,133,137
INTERNET & CATALOG RETAIL — 0.36%
Amazon.com Inc.[a]	542	164,839
Expedia Inc.	618	43,872
Liberty Interactive Corp. Series Aa	3,868	112,404
Netflix Inc.[a]	118	38,001
Priceline.com Inc. (The)[a]	91	105,355
TripAdvisor Inc.[a]	168	13,564

		478,035
INTERNET SOFTWARE & SERVICES — 1.20%
Akamai Technologies Inc.[a]	683	36,247
eBay Inc.[a]	5,486	284,339
Equinix Inc.[a]	189	35,496
Facebook Inc. Class Aa	1,264	75,562
Google Inc. Class Aa	881	471,229
Google Inc. Class Ca	881	463,987
LinkedIn Corp. Class Aa	33	5,065
Rackspace Hosting Inc.[a,b]	344	9,983
VeriSign Inc.[a,b]	242	11,418
Yahoo! Inc.[a]	6,043	217,246

		1,610,572

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

IT SERVICES — 2.43%
Accenture PLC Class A	3,199	$256,624
Alliance Data Systems Corp.[a,b]	144	34,834
Automatic Data Processing Inc.	1,958	152,646
Blackhawk Network Holdings Inc. Class Ba	150	3,454
Cognizant Technology Solutions Corp. Class Aa	2,162	103,571
Computer Sciences Corp.	1,488	88,060
Fidelity National Information Services Inc.	1,872	100,021
Fiserv Inc.[a]	1,337	81,263
FleetCor Technologies Inc.[a]	135	15,408
International Business Machines Corp.	7,654	1,503,781
Leidos Holdings Inc.	1,235	45,991
MasterCard Inc. Class A	2,264	166,517
Paychex Inc.	1,068	44,653
Teradata Corp.[a,b]	883	40,141
Total System Services Inc.	871	27,672
Vantiv Inc. Class Aa	658	20,233
Visa Inc. Class A	1,307	264,811
Western Union Co.	5,040	79,985
Xerox Corp.	19,197	232,092

		3,261,757
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Hasbro Inc.	791	43,711
Mattel Inc.	1,734	67,999
Polaris Industries Inc.	195	26,194

		137,904
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Agilent Technologies Inc.	2,073	112,025
Illumina Inc.[a,b]	206	27,985
Mettler-Toledo International Inc.[a]	113	26,343
Thermo Fisher Scientific Inc.	2,012	229,368
Waters Corp.[a]	398	39,219

		434,940
MACHINERY — 1.87%
AGCO Corp.	1,285	71,574
Caterpillar Inc.	6,962	733,795
Cummins Inc.	1,292	194,898
Deere & Co.	3,607	336,677
Dover Corp.	1,115	96,336
Flowserve Corp.	688	50,258
Illinois Tool Works Inc.	2,798	238,474
Ingersoll-Rand PLC	2,062	123,308
Joy Global Inc.	1,192	71,973
PACCAR Inc.	2,464	157,647
Pall Corp.	459	38,625
Parker Hannifin Corp.	1,175	149,084
Pentair Ltd. Registered	802	59,581
SPX Corp.	389	39,616
Stanley Black & Decker Inc.	1,199	102,982
Xylem Inc.	1,260	47,363

		2,512,191
MEDIA — 3.26%
Cablevision NY Group Class A	3,030	50,601
CBS Corp. Class B NVS	2,730	157,685
Charter Communications Inc. Class Aa	260	35,238
Comcast Corp. Class A	15,807	818,170
Comcast Corp. Class A Special NVS	4,496	229,431

Security	Shares	Value

DIRECTV[a]	4,043	$313,737
Discovery Communications Inc. Series Aa	507	38,481
Discovery Communications Inc. Series C NVS[a]	395	27,701
DISH Network Corp. Class Aa	1,174	66,754
Interpublic Group of Companies Inc. (The)	3,501	60,987
Liberty Global PLC Series Aa	527	20,985
Liberty Global PLC Series C NVS[a]	1,534	58,952
Liberty Media Corp.[a]	555	71,989
News Corp. Class A NVS[a]	5,192	88,368
Omnicom Group Inc.	1,687	114,176
Scripps Networks Interactive Inc. Class A	431	32,355
Sirius XM Holdings Inc.[a]	11,833	37,747
Time Warner Cable Inc.	2,202	311,495
Time Warner Inc.	8,488	564,113
Twenty-First Century Fox Inc. Class A	8,056	257,953
Twenty-First Century Fox Inc. Class B	2,240	70,157
Viacom Inc. Class B NVS	2,799	237,859
Walt Disney Co. (The)	8,985	712,870

		4,377,804
METALS & MINING — 0.76%
Alcoa Inc.	21,228	285,941
Freeport-McMoRan Copper & Gold Inc.	11,775	404,707
Newmont Mining Corp.	8,163	202,687
Nucor Corp.	2,512	129,996

		1,023,331
MULTI-UTILITIES — 1.43%
Alliant Energy Corp.	979	57,252
Ameren Corp.	3,036	125,417
CenterPoint Energy Inc.	4,027	99,709
CMS Energy Corp.	2,637	79,927
Consolidated Edison Inc.	3,150	182,794
Dominion Resources Inc.	3,303	239,600
DTE Energy Co.	1,849	144,481
Integrys Energy Group Inc.	899	55,091
MDU Resources Group Inc.	1,446	51,217
NiSource Inc.	2,522	91,599
PG&E Corp.	4,963	226,214
Public Service Enterprise Group Inc.	5,901	241,764
SCANA Corp.	1,377	73,917
Sempra Energy	1,718	169,412
Wisconsin Energy Corp.	1,677	81,301

		1,919,695
MULTILINE RETAIL — 0.86%
Dollar General Corp.[a]	1,934	109,155
Dollar Tree Inc.[a]	988	51,445
Family Dollar Stores Inc.	797	46,824
Kohl’s Corp.	2,984	163,493
Macy’s Inc.	3,927	225,528
Nordstrom Inc.	1,126	69,001
Sears Holdings Corp.[a,b]	750	32,857
Target Corp.	7,325	452,319

		1,150,622
OIL, GAS & CONSUMABLE FUELS — 12.89%
Anadarko Petroleum Corp.	3,040	301,021
Apache Corp.	5,666	491,809

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

Cabot Oil & Gas Corp.	936	$36,766
Cheniere Energy Inc.[a]	64	3,613
Chesapeake Energy Corp.	8,751	251,591
Chevron Corp.	26,378	3,310,967
Cimarex Energy Co.	600	71,472
Cobalt International Energy Inc.[a]	562	10,116
Concho Resources Inc.[a]	479	62,486
ConocoPhillips	13,445	999,098
CONSOL Energy Inc.	2,269	100,993
Continental Resources Inc.[a]	142	19,670
Denbury Resources Inc.	4,142	69,668
Devon Energy Corp.	4,582	320,740
Energen Corp.	559	43,552
EOG Resources Inc.	2,859	280,182
EQT Corp.	554	60,380
Exxon Mobil Corp.	52,028	5,328,187
Hess Corp.	4,744	422,975
HollyFrontier Corp.	3,839	201,893
Kinder Morgan Inc.	2,296	74,987
Kinder Morgan Management LLC[a]	313	22,580
Marathon Oil Corp.	8,698	314,433
Marathon Petroleum Corp.	6,023	559,838
Murphy Oil Corp.	3,273	207,606
Noble Energy Inc.	1,917	137,602
Occidental Petroleum Corp.	6,930	663,547
ONEOK Inc.	1,377	87,054
Peabody Energy Corp.	4,813	91,495
Phillips 66	13,644	1,135,454
Pioneer Natural Resources Co.	478	92,383
QEP Resources Inc.	1,758	53,953
Range Resources Corp.	555	50,200
Southwestern Energy Co.[a]	2,532	121,232
Spectra Energy Corp.	4,038	160,349
Tesoro Corp.	2,674	150,519
Valero Energy Corp.	13,803	789,118
Whiting Petroleum Corp.[a]	887	65,390
Williams Companies Inc. (The)	3,669	154,722

		17,319,641
PAPER & FOREST PRODUCTS — 0.15%
International Paper Co.	4,339	202,414

		202,414
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	4,016	61,364
Estee Lauder Companies Inc. (The) Class A	887	64,370
Herbalife Ltd.[b]	480	28,790

		154,524
PHARMACEUTICALS — 4.29%
AbbVie Inc.	8,926	464,866
Actavis PLC[a]	384	78,463
Allergan Inc.	1,180	195,691
Bristol-Myers Squibb Co.	6,566	328,891
Eli Lilly and Co.	8,380	495,258
Forest Laboratories Inc.[a]	1,447	132,994
Hospira Inc.[a]	1,250	57,250
Johnson & Johnson	13,983	1,416,338
Merck & Co. Inc.	17,720	1,037,683
Mylan Inc.[a]	1,744	88,560

Security	Shares	Value

Perrigo Co. PLC	445	$64,463
Pfizer Inc.	44,437	1,389,989
Zoetis Inc.	490	14,828

		5,765,274
PROFESSIONAL SERVICES — 0.24%
Dun & Bradstreet Corp. (The)	214	23,703
Equifax Inc.	531	37,600
IHS Inc. Class Aa	204	24,609
Manpowergroup Inc.	1,088	88,498
Nielsen Holdings NV	1,311	61,551
Robert Half International Inc.	660	29,568
Towers Watson & Co. Class A	321	36,023
Verisk Analytics Inc. Class Aa	316	18,988

		320,540
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.58%
American Capital Agency Corp.	5,692	129,265
American Realty Capital Properties Inc.	6,457	84,522
American Tower Corp.	885	73,915
Annaly Capital Management Inc.	18,778	216,886
AvalonBay Communities Inc.	491	67,046
Boston Properties Inc.	559	65,481
Camden Property Trust	343	23,492
Crown Castle International Corp.	737	53,602
Digital Realty Trust Inc.[b]	694	37,060
Duke Realty Corp.	1,452	25,439
Equity Residential	1,422	84,524
Essex Property Trust Inc.	196	33,959
Federal Realty Investment Trust	180	21,157
General Growth Properties Inc.	1,456	33,444
HCP Inc.	2,565	107,371
Health Care REIT Inc.	1,190	75,077
Host Hotels & Resorts Inc.	3,460	74,217
Kimco Realty Corp.	1,770	40,568
Liberty Property Trust	826	30,975
Macerich Co. (The)	582	37,778
Plum Creek Timber Co. Inc.	620	27,032
Prologis Inc.	2,300	93,449
Public Storage	374	65,641
Rayonier Inc.	718	32,382
Realty Income Corp.[b]	904	39,279
Regency Centers Corp.	271	14,209
Simon Property Group Inc.	904	156,573
SL Green Realty Corp.	642	67,224
UDR Inc.	919	23,765
Ventas Inc.	1,318	87,093
Vornado Realty Trust	753	77,258
Weyerhaeuser Co.	4,282	127,818

		2,127,501
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa	1,626	43,317
Realogy Holdings Corp.[a]	468	19,679

		62,996
ROAD & RAIL — 0.83%
CSX Corp.	7,793	219,919
Hertz Global Holdings Inc.[a,b]	4,412	125,610

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

J.B. Hunt Transport Services Inc.	424	$32,266
Kansas City Southern Industries Inc.	367	37,023
Norfolk Southern Corp.	2,328	220,066
Union Pacific Corp.	2,508	477,598

		1,112,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.15%
Altera Corp.	2,041	66,373
Analog Devices Inc.	1,556	79,807
Applied Materials Inc.	8,201	156,311
Avago Technologies Ltd.	1,294	82,169
Broadcom Corp. Class A	4,091	126,044
Cree Inc.[a]	454	21,415
Intel Corp.	51,788	1,382,222
KLA-Tencor Corp.	1,127	72,117
Lam Research Corp.[a]	1,139	65,618
Linear Technology Corp.	919	40,895
LSI Corp.	3,103	34,567
Marvell Technology Group Ltd.	4,229	67,072
Maxim Integrated Products Inc.	1,738	56,381
Microchip Technology Inc.	811	38,555
Micron Technology Inc.[a]	6,704	175,108
NVIDIA Corp.	3,936	72,698
Texas Instruments Inc.	6,351	288,653
Xilinx Inc.	1,294	61,064

		2,887,069
SOFTWARE — 2.77%
Activision Blizzard Inc.	5,011	100,270
Adobe Systems Inc.[a]	1,710	105,490
ANSYS Inc.[a]	287	21,901
Autodesk Inc.[a]	800	38,416
CA Inc.	2,250	67,815
Citrix Systems Inc.[a]	837	49,642
Electronic Arts Inc.[a]	1,091	30,875
Intuit Inc.	1,001	75,826
Microsoft Corp.	51,320	2,073,328
NetSuite Inc.[a]	11	850
Nuance Communications Inc.[a,b]	1,411	22,703
Oracle Corp.	22,914	936,724
Red Hat Inc.[a]	429	20,871
Salesforce.com Inc.[a]	421	21,745
ServiceNow Inc.[a]	43	2,138
Symantec Corp.	5,068	102,779
Synopsys Inc.[a]	932	35,062
VMware Inc. Class Aa	211	19,520
Workday Inc. Class Aa,b	23	1,681

		3,727,636
SPECIALTY RETAIL — 1.59%
Advance Auto Parts Inc.	513	62,222
AutoZone Inc.[a]	169	90,227
Bed Bath & Beyond Inc.[a]	1,436	89,219
Best Buy Co. Inc.	4,231	109,710
CarMax Inc.[a,b]	1,452	63,569
Dick’s Sporting Goods Inc.	589	31,017
GameStop Corp. Class Ab	1,149	45,592
Gap Inc. (The)	1,752	68,854
Home Depot Inc. (The)	7,083	563,169
L Brands Inc.	1,183	64,119

Security	Shares	Value

Lowe’s Companies Inc.	7,079	$324,997
O’Reilly Automotive Inc.[a]	484	72,014
PetSmart Inc.	625	42,300
Ross Stores Inc.	1,005	68,420
Staples Inc.	10,823	135,288
Tiffany & Co.	627	54,856
TJX Companies Inc. (The)	3,132	182,220
Tractor Supply Co.	452	30,392
Ulta Salon, Cosmetics & Fragrance Inc.[a]	135	11,841
Urban Outfitters Inc.[a]	625	22,284

		2,132,310
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Coach Inc.	1,636	73,047
Fossil Group Inc.[a]	221	23,570
Lululemon Athletica Inc.[a]	215	9,875
Michael Kors Holdings Ltd.[a]	270	24,624
Nike Inc. Class B	2,794	203,822
PVH Corp.	418	52,488
Ralph Lauren Corp.	315	47,682
Under Armour Inc. Class Aa,b	276	13,494
VF Corp.	1,613	98,538

		547,140
THRIFTS & MORTGAGE FINANCE — 0.20%
Hudson City Bancorp Inc.	11,310	112,647
New York Community Bancorp Inc.	5,631	86,774
Ocwen Financial Corp.[a]	399	15,122
People’s United Financial Inc.	3,953	56,449

		270,992
TOBACCO — 0.92%
Altria Group Inc.	9,272	371,900
Lorillard Inc.	1,607	95,488
Philip Morris International Inc.	8,025	685,575
Reynolds American Inc.	1,567	88,426

		1,241,389
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Fastenal Co.	791	39,613
W.W. Grainger Inc.	254	64,618

		104,231
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	1,348	61,374

		61,374
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
SBA Communications Corp. Class Aa	102	9,155
Sprint Corp.[a]	6,536	55,556
T-Mobile US Inc.	1,520	44,521

		109,232

TOTAL COMMON STOCKS (Cost: $115,692,934)		134,129,855

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	553,502	$553,502
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%c,d,[e]	30,122	30,122
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	126,758	126,758

		710,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $710,382)		710,382

TOTAL INVESTMENTS IN SECURITIES — 100.35%
(Cost: $116,403,316)		134,840,237
Other Assets, Less Liabilities — (0.35)%		(470,708)

NET ASSETS — 100.00%		$134,369,529

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

202

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

CONSTRUCTION MATERIALS — 0.88%
Eagle Materials Inc.	55,384	$4,615,149
Martin Marietta Materials Inc.	50,929	6,332,003
Vulcan Materials Co.	144,174	9,303,548

		20,250,700
CONTAINERS & PACKAGING — 3.47%
AptarGroup Inc.	72,633	4,896,917
Avery Dennison Corp.	105,817	5,149,055
Ball Corp.	155,206	8,721,025
Bemis Co. Inc.	112,717	4,535,732
Berry Plastics Group Inc.[a]	98,952	2,225,430
Crown Holdings Inc.[a,b]	152,500	7,193,425
Graphic Packaging Holding Co.[a,b]	241,186	2,474,568
Greif Inc. Class A	33,433	1,811,734
MeadWestvaco Corp.	192,661	7,527,265
Owens-Illinois Inc.[a,b]	181,687	5,774,013
Packaging Corp. of America	108,420	7,224,025
Rock-Tenn Co. Class A	79,175	7,569,922
Sealed Air Corp.	214,050	7,344,056
Silgan Holdings Inc.	48,150	2,395,463
Sonoco Products Co.	113,181	4,762,656

		79,605,286
ENERGY EQUIPMENT & SERVICES — 20.31%
Atwood Oceanics Inc.[a]	63,934	3,168,569
Baker Hughes Inc.	483,137	33,771,276
Bristow Group Inc.	40,196	3,087,053
Cameron International Corp.[a]	239,574	15,562,727
CARBO Ceramics Inc.	21,926	3,067,667
Core Laboratories NV	50,121	9,406,709
Diamond Offshore Drilling Inc.[b]	76,858	4,197,215
Dresser-Rand Group Inc.[a,b]	84,559	5,110,746
Dril-Quip Inc.[a,b]	45,074	5,098,771
Ensco PLC Class A	258,103	13,021,296
FMC Technologies Inc.[a,b]	260,835	14,789,345
Forum Energy Technologies Inc.[a,b]	58,549	1,748,273
Halliburton Co.	940,265	59,302,514
Helix Energy Solutions Group Inc.[a]	108,920	2,618,437
Helmerich & Payne Inc.	118,844	12,912,401
McDermott International Inc.[a,b]	260,585	1,884,030
Nabors Industries Ltd.	288,344	7,358,539
National Oilwell Varco Inc.	473,563	37,188,902
Nobel Corp. PLC	280,706	8,648,552
Oceaneering International Inc.	119,501	8,757,033
Oil States International Inc.[a]	58,820	5,713,775
Patterson-UTI Energy Inc.	159,858	5,200,181
Precision Drilling Corp.	323,463	4,205,019
Rowan Companies PLC Class Aa	137,569	4,253,633
RPC Inc.	64,878	1,442,238
Schlumberger Ltd.	1,444,677	146,706,949
SEACOR Holdings Inc.[a,b]	20,908	1,743,518
Superior Energy Services Inc.	175,784	5,786,809
Tidewater Inc.	54,758	2,788,825
Transocean Ltd.	375,039	16,152,930

Security	Shares	Value

Unit Corp.[a,b]	48,343	$3,188,221
Weatherford International Ltd.[a,b]	850,289	17,856,069

		465,738,222
METALS & MINING — 8.09%
Agnico-Eagle Mines Ltd.	192,893	5,701,917
Alcoa Inc.	1,293,343	17,421,330
Barrick Gold Corp.	1,287,059	22,484,921
Compass Minerals International Inc.	36,838	3,374,361
Eldorado Gold Corp.	793,777	4,842,040
Franco-Nevada Corp.	162,410	7,823,290
Freeport-McMoRan Copper & Gold Inc.	1,147,540	39,440,950
Goldcorp Inc.	897,623	22,189,240
IAMGOLD Corp.	412,894	1,441,000
Kinross Gold Corp.	1,261,077	5,119,973
New Gold Inc.[a]	557,296	2,825,491
Newmont Mining Corp.	550,270	13,663,204
Pan American Silver Corp.	167,168	2,166,497
Royal Gold Inc.	72,057	4,770,173
Silver Wheaton Corp.	394,837	8,765,381
Stillwater Mining Co.[a,b]	131,902	2,081,414
Teck Resources Ltd. Class B	515,861	11,746,155
Turquoise Hill Resources Ltd.[a,b]	865,786	3,376,565
Yamana Gold Inc.	831,700	6,221,116

		185,455,018
OIL, GAS & CONSUMABLE FUELS — 65.73%
Alpha Natural Resources Inc.[a,b]	247,323	1,063,489
Anadarko Petroleum Corp.	556,706	55,125,028
Apache Corp.	436,199	37,862,073
Baytex Energy Corp.	138,806	5,774,330
Cabot Oil & Gas Corp.	466,637	18,329,501
Cameco Corp.	437,181	9,307,583
Canadian Natural Resources Ltd.	1,203,602	49,070,854
Cenovus Energy Inc.	835,593	24,875,604
Cheniere Energy Inc.[a]	242,933	13,713,568
Chesapeake Energy Corp.	559,562	16,087,407
Chevron Corp.	1,392,737	174,816,348
Cimarex Energy Co.	96,165	11,455,175
Cobalt International Energy Inc.[a,b]	326,598	5,878,764
Concho Resources Inc.[a,b]	116,226	15,161,682
ConocoPhillips	1,354,915	100,683,734
CONSOL Energy Inc.	253,235	11,271,490
Continental Resources Inc.[a]	47,099	6,524,153
CVR Energy Inc.	17,327	851,622
Denbury Resources Inc.	392,735	6,605,803
Devon Energy Corp.	423,211	29,624,770
Encana Corp.	818,730	19,002,723
Energen Corp.	80,216	6,249,629
Energy XXI (Bermuda) Ltd.[b]	77,133	1,845,793
Enerplus Corp.	224,207	4,979,637
EOG Resources Inc.	603,630	59,155,740
EQT Corp.	166,763	18,175,499
Exxon Mobil Corp.	1,702,261	174,328,549
Gulfport Energy Corp.[a]	93,997	6,924,759
Hess Corp.	301,985	26,924,983
HollyFrontier Corp.	219,899	11,564,488
Kinder Morgan Inc.	740,352	24,179,896
Kodiak Oil & Gas Corp.[a,b]	294,693	3,745,548
Kosmos Energy Ltd.[a]	112,288	1,226,185
Laredo Petroleum Inc.[a,b]	65,170	1,904,919

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

April 30, 2014

Security	Shares	Value

Marathon Oil Corp.	770,192	$27,842,441
Marathon Petroleum Corp.	325,518	30,256,898
Murphy Oil Corp.	190,303	12,070,919
Newfield Exploration Co.[a]	150,962	5,110,064
Noble Energy Inc.	397,728	28,548,916
Oasis Petroleum Inc.[a,b]	106,028	4,931,362
Occidental Petroleum Corp.	878,248	84,092,246
Peabody Energy Corp.	300,769	5,717,619
Pengrowth Energy Corp.	576,223	3,745,450
Penn West Petroleum Ltd.	543,808	4,926,900
Phillips 66	649,367	54,040,322
Pioneer Natural Resources Co.	157,929	30,522,938
QEP Resources Inc.	197,726	6,068,211
Range Resources Corp.	180,892	16,361,681
Rosetta Resources Inc.[a,b]	67,506	3,195,734
SandRidge Energy Inc.[a,b]	397,244	2,725,094
SemGroup Corp. Class A	46,906	2,996,355
SM Energy Co.	73,895	5,477,836
Southwestern Energy Co.[a]	390,029	18,674,589
Spectra Energy Corp.	740,605	29,409,425
Suncor Energy Inc.	1,625,818	62,756,575
Talisman Energy Inc.	1,053,178	10,879,329
Targa Resources Corp.	31,909	3,445,853
Tesoro Corp.	145,482	8,189,182
Ultra Petroleum Corp.[a,b]	169,303	5,045,229
Valero Energy Corp.	588,478	33,643,287
Western Refining Inc.	59,258	2,577,723
Whiting Petroleum Corp.[a]	131,081	9,663,291
Williams Companies Inc. (The)	756,342	31,894,942
World Fuel Services Corp.	79,680	3,628,627
WPX Energy Inc.[a]	222,993	4,745,291

		1,507,475,655
PAPER & FOREST PRODUCTS — 1.43%
Domtar Corp.	36,055	3,366,095
International Paper Co.	484,919	22,621,471
KapStone Paper and Packaging Corp.[a]	88,463	2,333,654
Louisiana-Pacific Corp.[a]	155,913	2,555,414
Resolute Forest Products Inc.[a]	104,519	1,864,619

		32,741,253

TOTAL COMMON STOCKS (Cost: $2,070,003,038)		2,291,266,134

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	45,605,281	45,605,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,481,885	2,481,885

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,889,293	$1,889,293

		49,976,459

TOTAL SHORT-TERM INVESTMENTS (Cost: $49,976,459)		49,976,459

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $2,119,979,497)		2,341,242,593
Other Assets, Less Liabilities — (2.09)%		(48,009,076)

NET ASSETS — 100.00%		$2,293,233,517

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

204

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 9.00%
ADTRAN Inc.	10,640	$238,655
ARRIS Group Inc.[a]	21,694	565,996
Aruba Networks Inc.[a]	19,917	393,759
Brocade Communications Systems Inc.[a]	81,729	760,897
Ciena Corp.[a,b]	19,395	383,439
Cisco Systems Inc.	950,537	21,966,910
EchoStar Corp. Class Aa	7,518	338,009
F5 Networks Inc.[a]	12,495	1,314,099
Finisar Corp.[a,b]	17,763	464,503
Harris Corp.	19,678	1,446,727
Infinera Corp.[a,b]	21,855	195,821
InterDigital Inc.	7,475	259,532
Ixia[a]	10,465	129,975
JDS Uniphase Corp.[a]	43,410	550,005
Juniper Networks Inc.[a]	87,323	2,156,005
Motorola Solutions Inc.	41,755	2,654,783
NETGEAR Inc.[a]	6,737	217,605
Palo Alto Networks Inc.[a,b]	8,590	546,152
Plantronics Inc.	7,932	345,597
Polycom Inc.[a]	25,297	311,153
QUALCOMM Inc.	312,043	24,560,905
Riverbed Technology Inc.[a]	29,567	575,078
ViaSat Inc.[a,b]	7,794	500,453

		60,876,058
COMPUTERS & PERIPHERALS — 15.13%
3D Systems Corp.[a,b]	17,720	838,865
Apple Inc.	109,715	64,741,724
BlackBerry Ltd.[a,b]	91,640	701,962
Diebold Inc.	11,914	448,086
Electronics For Imaging Inc.[a]	8,605	325,183
EMC Corp.	373,791	9,643,808
Fusion-io Inc.[a]	17,397	150,136
Hewlett-Packard Co.	349,705	11,561,247
Lexmark International Inc. Class A	11,439	491,877
NCR Corp.[a]	30,846	941,111
NetApp Inc.	61,224	2,180,187
QLogic Corp.[a]	16,102	186,461
SanDisk Corp.	41,676	3,541,210
Seagate Technology PLC	60,696	3,191,396
Western Digital Corp.	38,749	3,414,949

		102,358,202
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.04%
Amphenol Corp. Class A	29,236	2,787,653
Anixter International Inc.	4,968	486,765
Arrow Electronics Inc.[a]	18,475	1,048,456
Avnet Inc.	25,502	1,099,901
AVX Corp.	8,780	117,213
Belden Inc.	8,055	594,540
Benchmark Electronics Inc.[a]	9,951	230,664
CDW Corp.	10,457	294,783
Celestica Inc.[a]	30,072	333,799
Cognex Corp.[a]	15,369	529,155

Security	Shares	Value

Coherent Inc.[a]	4,548	$271,561
Corning Inc.	256,775	5,369,165
Dolby Laboratories Inc. Class Aa,b	9,089	362,197
FEI Co.	7,719	613,815
FLIR Systems Inc.	25,954	883,474
Ingram Micro Inc. Class Aa	28,572	770,301
InvenSense Inc.[a,b]	9,721	209,293
IPG Photonics Corp.[a]	6,440	416,217
Itron Inc.[a]	7,148	271,624
Jabil Circuit Inc.	34,634	597,783
Littelfuse Inc.	4,121	373,157
National Instruments Corp.	18,266	498,844
OSI Systems Inc.[a]	3,405	190,033
Plexus Corp.[a,b]	6,214	260,491
Rofin-Sinar Technologies Inc.[a,b]	5,257	116,705
Sanmina Corp.[a,b]	15,300	309,825
SYNNEX Corp.[a]	4,828	325,311
TE Connectivity Ltd.	75,650	4,461,837
Tech Data Corp.[a]	7,062	441,304
Trimble Navigation Ltd.[a]	47,797	1,836,839
Universal Display Corp.[a,b]	7,651	199,309
Vishay Intertechnology Inc.	25,109	357,050
Zebra Technologies Corp. Class Aa	9,310	646,486

		27,305,550
INTERNET & CATALOG RETAIL — 5.87%
Amazon.com Inc.[a]	68,643	20,876,396
Expedia Inc.	18,901	1,341,782
Groupon Inc.[a]	70,556	493,186
HomeAway Inc.[a]	11,662	380,414
Netflix Inc.[a]	11,044	3,556,610
Priceline.com Inc. (The)[a]	9,621	11,138,713
Shutterfly Inc.[a,b]	7,088	290,112
TripAdvisor Inc.[a]	20,477	1,653,313

		39,730,526
INTERNET SOFTWARE & SERVICES — 15.28%
Akamai Technologies Inc.[a]	32,995	1,751,045
AOL Inc.[a]	14,546	622,714
Bankrate Inc.[a]	9,881	173,115
Conversant Inc.[a,b]	11,505	281,182
Cornerstone OnDemand Inc.[a,b]	8,390	308,416
CoStar Group Inc.[a]	5,331	857,705
Dealertrack Technologies Inc.[a,b]	8,127	371,323
Demandware Inc.[a,b]	4,984	247,356
eBay Inc.[a]	215,011	11,144,020
Equinix Inc.[a]	9,131	1,714,893
Facebook Inc. Class Aa	315,227	18,844,270
Google Inc. Class Aa	48,964	26,189,864
Google Inc. Class Ca	48,964	25,787,380
IAC/InterActiveCorp	14,209	941,772
j2 Global Inc.[b]	8,123	376,582
LinkedIn Corp. Class Aa	17,996	2,761,846
Liquidity Services Inc.[a,b]	4,711	81,265
NIC Inc.	11,080	203,207
OpenTable Inc.[a,b]	4,351	292,213
Pandora Media Inc.[a]	30,530	715,013
Rackspace Hosting Inc.[a]	21,251	616,704
Shutterstock Inc.[a,b]	1,946	141,104
VeriSign Inc.[a,b]	23,220	1,095,520
Web.com Group Inc.[a]	8,312	255,262

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

April 30, 2014

Security	Shares	Value

WebMD Health Corp.[a]	7,055	$311,055
Yahoo! Inc.[a]	173,229	6,227,583
Yelp Inc.[a]	10,598	618,075
Zillow Inc. Class Aa,b	4,318	469,367

		103,399,851
IT SERVICES — 18.20%
Accenture PLC Class A	117,546	9,429,540
Acxiom Corp.[a,b]	13,923	393,185
Alliance Data Systems Corp.[a]	9,812	2,373,523
Automatic Data Processing Inc.	88,914	6,931,735
Booz Allen Hamilton Holding Corp.	11,078	257,453
Broadridge Financial Solutions Inc.	21,945	841,371
CACI International Inc. Class Aa	4,341	302,351
Cardtronics Inc.[a]	8,281	277,248
Cognizant Technology Solutions Corp. Class Aa	112,005	5,365,599
Computer Sciences Corp.	26,926	1,593,481
Convergys Corp.	18,495	398,382
CoreLogic Inc.[a]	16,868	472,810
DST Systems Inc.	5,405	498,287
EPAM Systems Inc.[a,b]	4,480	139,462
Euronet Worldwide Inc.[a,b]	8,688	399,561
EVERTEC Inc.	12,742	299,947
Fidelity National Information Services Inc.	53,718	2,870,153
Fiserv Inc.[a]	47,033	2,858,666
FleetCor Technologies Inc.[a]	13,570	1,548,744
Gartner Inc.[a]	17,017	1,173,152
Genpact Ltd.[a]	28,811	485,753
Global Payments Inc.	13,292	888,304
Heartland Payment Systems Inc.	6,837	279,907
iGATE Corp.[a,b]	5,288	193,541
International Business Machines Corp.	180,622	35,486,804
Jack Henry & Associates Inc.	15,864	875,058
Leidos Holdings Inc.	12,404	461,925
ManTech International Corp. Class A	4,322	128,925
MasterCard Inc. Class A	188,296	13,849,171
MAXIMUS Inc.	12,480	531,274
NeuStar Inc. Class Aa	11,031	283,717
Paychex Inc.	59,906	2,504,670
Sapient Corp.[a]	20,319	330,590
Science Applications International Corp.	7,814	304,746
Syntel Inc.[a]	2,834	227,627
TeleTech Holdings Inc.[a,b]	3,532	85,227
Teradata Corp.[a,b]	29,422	1,337,524
Total System Services Inc.	30,553	970,669
Unisys Corp.[a,b]	9,437	229,980
Vantiv Inc. Class Aa,b	26,051	801,068
VeriFone Systems Inc.[a]	20,375	681,340
Visa Inc. Class A	93,536	18,951,329
Western Union Co.	101,264	1,607,060
WEX Inc.[a]	7,212	692,136
Xerox Corp.	205,852	2,488,751

		123,101,746
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.44%
Advanced Micro Devices Inc.[a,b]	114,005	466,280
Altera Corp.	58,689	1,908,566
Analog Devices Inc.	57,697	2,959,279
Applied Materials Inc.	223,369	4,257,413
Atmel Corp.[a]	78,069	606,596
Avago Technologies Ltd.	46,082	2,926,207

Security	Shares	Value

Broadcom Corp. Class A	101,867	$3,138,522
Cabot Microelectronics Corp.[a]	4,316	187,185
Cavium Inc.[a,b]	9,561	405,100
Cirrus Logic Inc.[a,b]	11,634	259,438
Cree Inc.[a,b]	22,375	1,055,429
Cypress Semiconductor Corp.[a]	25,414	240,671
Diodes Inc.[a]	6,736	177,628
Entegris Inc.[a]	25,590	283,793
Fairchild Semiconductor International Inc.[a]	22,773	289,900
First Solar Inc.[a]	13,087	883,242
Freescale Semiconductor Ltd.[a,b]	17,972	394,845
Hittite Microwave Corp.	5,792	343,813
Integrated Device Technology Inc.[a]	24,921	290,828
Intel Corp.	917,452	24,486,794
International Rectifier Corp.[a]	13,218	344,197
Intersil Corp. Class A	23,574	290,903
KLA-Tencor Corp.	30,745	1,967,373
Lam Research Corp.[a]	29,939	1,724,786
Linear Technology Corp.	43,617	1,940,956
LSI Corp.	102,798	1,145,170
Marvell Technology Group Ltd.	75,210	1,192,831
Maxim Integrated Products Inc.	52,076	1,689,345
Microchip Technology Inc.	36,772	1,748,141
Micron Technology Inc.[a]	195,884	5,116,490
Microsemi Corp.[a,b]	17,424	409,812
MKS Instruments Inc.	9,964	280,487
NVIDIA Corp.	102,431	1,891,901
OmniVision Technologies Inc.[a]	10,176	198,737
ON Semiconductor Corp.[a]	83,397	784,766
PMC-Sierra Inc.[a,b]	37,867	259,010
Power Integrations Inc.	5,557	262,457
Rambus Inc.[a,b]	21,186	256,139
RF Micro Devices Inc.[a]	52,182	440,416
Semtech Corp.[a]	12,554	301,045
Silicon Laboratories Inc.[a]	7,255	326,112
Skyworks Solutions Inc.[a]	34,888	1,432,152
Spansion Inc. Class Aa,b	9,197	163,982
SunEdison Inc.[a,b]	45,462	874,234
SunPower Corp.[a]	7,345	245,470
Synaptics Inc.[a,b]	6,560	407,704
Teradyne Inc.[a]	35,522	627,674
Tessera Technologies Inc.	8,833	193,708
Texas Instruments Inc.	200,071	9,093,227
TriQuint Semiconductor Inc.[a,b]	29,759	421,983
Veeco Instruments Inc.[a,b]	7,367	272,358
Xilinx Inc.	49,317	2,327,269

		84,192,364
SOFTWARE — 19.97%
ACI Worldwide Inc.[a]	7,100	405,765
Activision Blizzard Inc.	79,451	1,589,815
Adobe Systems Inc.[a]	85,698	5,286,710
Advent Software Inc.	7,459	214,968
ANSYS Inc.[a]	17,042	1,300,475
Aspen Technology Inc.[a,b]	17,163	737,837
Autodesk Inc.[a]	41,821	2,008,244
Blackbaud Inc.	8,482	258,277
BroadSoft Inc.[a]	5,231	132,763
CA Inc.	59,581	1,795,771
Cadence Design Systems Inc.[a]	53,336	829,908
Citrix Systems Inc.[a]	33,959	2,014,108
CommVault Systems Inc.[a]	8,238	398,719

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

April 30, 2014

Security	Shares	Value

Compuware Corp.	40,304	$417,549
Concur Technologies Inc.[a,b]	8,731	702,584
Electronic Arts Inc.[a]	57,303	1,621,675
FactSet Research Systems Inc.	7,345	782,243
Fair Isaac Corp.	6,433	367,968
Fortinet Inc.[a]	25,183	553,522
Guidewire Software Inc.[a,b]	12,220	461,427
Infoblox Inc.[a]	8,820	173,048
Informatica Corp.[a]	20,178	715,310
Intuit Inc.	52,235	3,956,801
Jive Software Inc.[a,b]	6,327	47,326
Manhattan Associates Inc.[a]	14,244	449,113
Mentor Graphics Corp.	18,055	373,739
MICROS Systems Inc.[a,b]	13,957	718,786
Microsoft Corp.	1,393,806	56,309,762
MicroStrategy Inc. Class Aa	1,686	204,731
NetScout Systems Inc.[a,b]	6,771	263,798
NetSuite Inc.[a]	5,675	438,734
Nuance Communications Inc.[a,b]	48,389	778,579
Open Text Corp.	22,356	1,103,045
Oracle Corp.	639,006	26,122,565
Pegasystems Inc.	6,300	104,391
Progress Software Corp.[a,b]	9,625	206,553
PTC Inc.[a,b]	21,819	771,738
QLIK Technologies Inc.[a]	16,449	361,549
RealPage Inc.[a,b]	9,159	162,572
Red Hat Inc.[a]	34,956	1,700,609
Rovi Corp.[a]	18,203	405,745
Salesforce.com Inc.[a]	103,661	5,354,091
ServiceNow Inc.[a,b]	18,769	933,195
SolarWinds Inc.[a]	12,037	485,332
Solera Holdings Inc.	12,682	821,540
Splunk Inc.[a]	16,080	877,486
SS&C Technologies Holdings Inc.[a]	11,583	450,810
Symantec Corp.	127,808	2,591,946
Synchronoss Technologies Inc.[a]	5,524	168,151
Synopsys Inc.[a]	28,385	1,067,844
Tableau Software Inc. Class Aa	6,180	341,569
Take-Two Interactive Software Inc.[a]	17,095	348,396
TIBCO Software Inc.[a]	28,251	554,567
TiVo Inc.[a]	22,612	268,178
Tyler Technologies Inc.[a,b]	5,260	429,479
Ultimate Software Group Inc. (The)[a,b]	5,160	617,291
Verint Systems Inc.[a,b]	9,911	433,805
VirnetX Holding Corp.[a,b]	7,909	124,567
VMware Inc. Class Aa,b	15,866	1,467,764
Zynga Inc. Class Aa	125,569	508,554

		135,093,387

TOTAL COMMON STOCKS
(Cost: $534,918,798)		676,057,684

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	17,029,964	17,029,964
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	926,788	926,788

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	533,905	$533,905

		18,490,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,490,657)		18,490,657

TOTAL INVESTMENTS IN SECURITIES — 102.66%
(Cost: $553,409,455)		694,548,341
Other Assets, Less Liabilities — (2.66)%		(18,003,093)

NET ASSETS — 100.00%		$676,545,248

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

207

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

COMMUNICATIONS EQUIPMENT — 99.84%
ADTRAN Inc.	239,103	$5,363,080
ARRIS Group Inc.[a]	498,906	13,016,458
Aruba Networks Inc.[a,b]	460,697	9,107,980
BlackBerry Ltd.[a,b]	1,661,017	12,723,390
Brocade Communications Systems Inc.[a]	1,521,478	14,164,960
Ciena Corp.[a,b]	443,348	8,764,990
Cisco Systems Inc.	1,319,431	30,492,050
EchoStar Corp. Class Aa	171,991	7,732,715
F5 Networks Inc.[a,b]	237,033	24,928,761
Finisar Corp.[a,b]	405,783	10,611,226
Harris Corp.	205,246	15,089,686
Infinera Corp.[a,b]	516,840	4,630,886
InterDigital Inc.	170,762	5,928,857
Ixia[a]	237,890	2,954,594
JDS Uniphase Corp.[a,b]	985,637	12,488,021
Juniper Networks Inc.[a]	1,068,107	26,371,562
Motorola Solutions Inc.	442,208	28,115,585
NETGEAR Inc.[a]	153,907	4,971,196
Palo Alto Networks Inc.[a,b]	196,654	12,503,261
Plantronics Inc.	181,505	7,908,173
Polycom Inc.[a]	577,824	7,107,235
QUALCOMM Inc.	375,435	29,550,489
Riverbed Technology Inc.[a]	675,347	13,135,499
ViaSat Inc.[a,b]	178,992	11,493,076

		319,153,730

TOTAL COMMON STOCKS
(Cost: $320,153,175)		319,153,730

SHORT-TERM INVESTMENTS — 15.12%

MONEY MARKET FUNDS — 15.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	45,248,062	45,248,062
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,462,444	2,462,444

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	613,823	$613,823

		48,324,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,324,329)		48,324,329

TOTAL INVESTMENTS IN SECURITIES — 114.96%
(Cost: $368,477,504)		367,478,059
Other Assets, Less Liabilities — (14.96)%		(47,807,236)

NET ASSETS — 100.00%		$319,670,823

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

208

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

APPLICATION SOFTWARE — 56.33%
ACI Worldwide Inc.[a,b]	140,453	$8,026,889
Adobe Systems Inc.[a]	1,696,711	104,670,102
Advent Software Inc.	148,326	4,274,755
ANSYS Inc.[a]	338,023	25,794,535
Aspen Technology Inc.[a]	337,898	14,526,235
Autodesk Inc.[a]	829,842	39,849,013
Blackbaud Inc.	168,458	5,129,546
BroadSoft Inc.[a]	102,985	2,613,759
Cadence Design Systems Inc.[a]	1,055,979	16,431,033
Citrix Systems Inc.[a]	671,198	39,808,753
Compuware Corp.	796,980	8,256,713
Concur Technologies Inc.[a,b]	173,763	13,982,709
FactSet Research Systems Inc.	145,330	15,477,645
Fair Isaac Corp.	127,523	7,294,316
Guidewire Software Inc.[a,b]	244,661	9,238,399
Informatica Corp.[a]	398,912	14,141,430
Intuit Inc.	1,034,868	78,391,251
Jive Software Inc.[a,b]	125,805	941,021
Manhattan Associates Inc.[a]	279,236	8,804,311
Mentor Graphics Corp.	355,844	7,365,971
MicroStrategy Inc. Class Aa	33,015	4,009,011
NetScout Systems Inc.[a]	135,868	5,293,417
Nuance Communications Inc.[a,b]	961,547	15,471,291
Open Text Corp.	443,596	21,887,027
Pegasystems Inc.	127,998	2,120,927
PTC Inc.[a,b]	433,584	15,335,866
QLIK Technologies Inc.[a,b]	324,160	7,125,037
RealPage Inc.[a,b]	183,441	3,256,078
Salesforce.com Inc.[a,b]	1,965,801	101,533,622
SolarWinds Inc.[a]	238,773	9,627,327
Solera Holdings Inc.	251,937	16,320,479
Splunk Inc.[a,b]	317,241	17,311,841
SS&C Technologies Holdings Inc.[a,b]	228,269	8,884,230
Synchronoss Technologies Inc.[a,b]	111,283	3,387,455
Synopsys Inc.[a]	562,830	21,173,665
TIBCO Software Inc.[a]	557,504	10,943,804
TiVo Inc.[a]	445,384	5,282,254
Tyler Technologies Inc.[a,b]	105,839	8,641,754
Ultimate Software Group Inc. (The)[a,b]	102,012	12,203,696
Verint Systems Inc.[a]	195,259	8,546,486
VirnetX Holding Corp.[a,b]	155,792	2,453,724

		725,827,377
HOME ENTERTAINMENT SOFTWARE — 6.25%
Activision Blizzard Inc.	1,574,939	31,514,529
Electronic Arts Inc.[a]	1,130,814	32,002,036
Take-Two Interactive Software Inc.[a]	340,086	6,930,953
Zynga Inc. Class Aa,b	2,498,370	10,118,399

		80,565,917
SYSTEMS SOFTWARE — 37.38%
CA Inc.	1,177,606	35,493,045
CommVault Systems Inc.[a]	163,077	7,892,927
Fortinet Inc.[a]	499,658	10,982,483

Security	Shares	Value

Infoblox Inc.[a]	174,339	$3,420,531
MICROS Systems Inc.[a]	274,861	14,155,342
Microsoft Corp.	3,064,131	123,790,892
NetSuite Inc.[a,b]	111,848	8,646,969
Oracle Corp.	3,083,661	126,060,062
Progress Software Corp.[a,b]	188,411	4,043,300
Red Hat Inc.[a]	692,328	33,681,757
Rovi Corp.[a]	359,793	8,019,786
ServiceNow Inc.[a,b]	369,842	18,388,544
Symantec Corp.	2,526,091	51,229,125
Tableau Software Inc. Class Aa,b	121,553	6,718,234
VMware Inc. Class Aa,b	314,398	29,084,959

		481,607,956

TOTAL COMMON STOCKS
(Cost: $1,232,897,037)		1,288,001,250

SHORT-TERM INVESTMENTS — 11.50%

MONEY MARKET FUNDS — 11.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	139,878,778	139,878,778
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	7,612,341	7,612,341
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	660,129	660,129

		148,151,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,151,248)		148,151,248

TOTAL INVESTMENTS IN SECURITIES — 111.46%
(Cost: $1,381,048,285)		1,436,152,498
Other Assets, Less Liabilities — (11.46)%		(147,630,942)

NET ASSETS — 100.00%		$1,288,521,556

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

209

Schedule of Investments  (Unaudited)

iSHARES® NYSE 100 ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 4.18%
Boeing Co. (The)	5,929	$764,960
General Dynamics Corp.	2,534	277,346
Honeywell International Inc.	6,194	575,423
Lockheed Martin Corp.	2,531	415,438
United Technologies Corp.	7,240	856,709

		2,889,876
AIR FREIGHT & LOGISTICS — 1.26%
FedEx Corp.	2,288	311,740
United Parcel Service Inc. Class B	5,651	556,623

		868,363
AUTOMOBILES — 1.15%
Ford Motor Co.	30,585	493,948
General Motors Co.	8,756	301,907

		795,855
BEVERAGES — 3.45%
Coca-Cola Co. (The)	33,104	1,350,312
PepsiCo Inc.	12,101	1,039,355

		2,389,667
CAPITAL MARKETS — 2.68%
Bank of New York Mellon Corp. (The)	9,000	304,830
BlackRock Inc.[a]	1,267	381,367
Franklin Resources Inc.	3,143	164,536
Goldman Sachs Group Inc. (The)	3,293	526,287
Morgan Stanley	15,445	477,714

		1,854,734
CHEMICALS — 2.99%
Dow Chemical Co. (The)	9,578	477,942
E.I. du Pont de Nemours and Co.	7,312	492,244
LyondellBasell Industries NV Class A	3,627	335,498
Monsanto Co.	4,145	458,851
Praxair Inc.	2,319	302,745

		2,067,280
COMMERCIAL BANKS — 10.20%
Bank of America Corp.	83,580	1,265,401
Citigroup Inc.	23,902	1,145,145
J.P. Morgan Chase & Co.	29,367	1,643,965
PNC Financial Services Group Inc. (The)[a]	4,200	352,968
U.S. Bancorp	14,415	587,844
Wells Fargo & Co.	41,485	2,059,315

		7,054,638
COMPUTERS & PERIPHERALS — 1.31%
EMC Corp.	15,795	407,511
Hewlett-Packard Co.	15,072	498,280

		905,791

Security	Shares	Value

CONSUMER FINANCE — 1.54%
American Express Co.	8,396	$734,062
Capital One Financial Corp.	4,467	330,112

		1,064,174
DIVERSIFIED FINANCIAL SERVICES — 1.72%
Berkshire Hathaway Inc. Class Bb	9,231	1,189,414

		1,189,414
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.34%
AT&T Inc.	41,239	1,472,232
Verizon Communications Inc.	32,678	1,527,043

		2,999,275
ELECTRIC UTILITIES — 1.55%
Duke Energy Corp.	5,577	415,431
NextEra Energy Inc.	3,395	338,991
Southern Co. (The)	6,997	320,672

		1,075,094
ELECTRICAL EQUIPMENT — 0.54%
Emerson Electric Co.	5,515	376,013

		376,013
ENERGY EQUIPMENT & SERVICES — 2.51%
Halliburton Co.	6,700	422,569
National Oilwell Varco Inc.	3,373	264,882
Schlumberger Ltd.	10,315	1,047,488

		1,734,939
FOOD & STAPLES RETAILING — 3.07%
CVS Caremark Corp.	9,393	683,059
Wal-Mart Stores Inc.	12,255	976,846
Walgreen Co.	6,829	463,689

		2,123,594
FOOD PRODUCTS — 0.37%
General Mills Inc.	4,871	258,260

		258,260
HEALTH CARE EQUIPMENT & SUPPLIES — 2.17%
Abbott Laboratories	12,209	472,977
Baxter International Inc.	4,276	311,250
Covidien PLC	3,547	252,724
Medtronic Inc.	7,883	463,678

		1,500,629
HEALTH CARE PROVIDERS & SERVICES — 1.29%
McKesson Corp.	1,814	306,911
UnitedHealth Group Inc.	7,788	584,411

		891,322

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE 100 ETF

April 30, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.89%
Las Vegas Sands Corp.	3,035	$240,160
McDonald’s Corp.	7,851	795,934
Yum! Brands Inc.	3,516	270,697

		1,306,791
HOUSEHOLD PRODUCTS — 3.75%
Colgate-Palmolive Co.	7,306	491,694
Kimberly-Clark Corp.	3,001	336,862
Procter & Gamble Co. (The)	21,395	1,766,157

		2,594,713
INDUSTRIAL CONGLOMERATES — 4.66%
3M Co.	5,234	727,997
Danaher Corp.	4,786	351,197
General Electric Co.	79,838	2,146,844

		3,226,038
INSURANCE — 1.87%
American International Group Inc.	11,621	617,424
MetLife Inc.	7,352	384,877
Prudential Financial Inc.	3,632	293,030

		1,295,331
IT SERVICES — 5.06%
Accenture PLC Class A	5,032	403,667
International Business Machines Corp.	8,568	1,683,355
MasterCard Inc. Class A	8,226	605,022
Visa Inc. Class A	3,979	806,185

		3,498,229
LIFE SCIENCES TOOLS & SERVICES — 0.47%
Thermo Fisher Scientific Inc.	2,856	325,584

		325,584
MACHINERY — 1.59%
Caterpillar Inc.	5,024	529,530
Deere & Co.	2,926	273,113
Illinois Tool Works Inc.	3,497	298,049

		1,100,692
MEDIA — 2.14%
Time Warner Inc.	7,145	474,857
Walt Disney Co. (The)	12,703	1,007,856

		1,482,713
METALS & MINING — 0.40%
Freeport-McMoRan Copper & Gold Inc.	8,029	275,957

		275,957

Security	Shares	Value

MULTI-UTILITIES — 0.48%
Dominion Resources Inc.	4,574	$331,798

		331,798
MULTILINE RETAIL — 0.45%
Target Corp.	4,981	307,577

		307,577
OIL, GAS & CONSUMABLE FUELS — 12.09%
Anadarko Petroleum Corp.	3,977	393,803
Apache Corp.	3,113	270,208
Chevron Corp.	15,175	1,904,766
ConocoPhillips	9,667	718,355
EOG Resources Inc.	4,268	418,264
Exxon Mobil Corp.	34,208	3,503,241
Kinder Morgan Inc.	5,159	168,493
Occidental Petroleum Corp.	6,158	589,629
Phillips 66	4,737	394,213

		8,360,972
PHARMACEUTICALS — 10.08%
AbbVie Inc.	12,556	653,916
Bristol-Myers Squibb Co.	12,994	650,869
Eli Lilly and Co.	7,829	462,694
Johnson & Johnson	22,264	2,255,121
Merck & Co. Inc.	23,057	1,350,218
Pfizer Inc.	51,142	1,599,722

		6,972,540
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.62%
Simon Property Group Inc.	2,457	425,552

		425,552
ROAD & RAIL — 0.99%
Union Pacific Corp.	3,599	685,358

		685,358
SOFTWARE — 1.57%
Oracle Corp.	26,616	1,088,062

		1,088,062
SPECIALTY RETAIL — 2.29%
Home Depot Inc. (The)	11,112	883,515
Lowe’s Companies Inc.	8,263	379,354
TJX Companies Inc. (The)	5,548	322,783

		1,585,652
TEXTILES, APPAREL & LUXURY GOODS — 0.58%
Nike Inc. Class B	5,533	403,632

		403,632

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE 100 ETF

April 30, 2014

Security	Shares	Value

TOBACCO — 2.47%
Altria Group Inc.	15,735	$631,131
Philip Morris International Inc.	12,642	1,080,006

		1,711,137

TOTAL COMMON STOCKS (Cost: $55,796,419)		69,017,246

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[a,c]	65,972	65,972

		65,972

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,972)		65,972

TOTAL INVESTMENTS IN SECURITIES — 99.87% (Cost: $55,862,391)		69,083,218
Other Assets, Less Liabilities — 0.13%		92,997

NET ASSETS — 100.00%		$69,176,215

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

212

Schedule of Investments  (Unaudited)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.54%
AAR Corp.	130	$3,367
Alliant Techsystems Inc.	113	16,297
Boeing Co. (The)	2,507	323,453
CAE Inc.	856	11,291
Cubic Corp.	53	2,514
Curtiss-Wright Corp.	128	8,184
DigitalGlobe Inc.[a]	240	7,147
Ducommun Inc.[a]	38	922
Embraer SA SP ADR	501	17,234
Engility Holdings Inc.[a]	51	2,226
Esterline Technologies Corp.[a]	110	11,992
Exelis Inc.	621	11,513
GenCorp Inc.[a,b]	186	3,266
General Dynamics Corp.	1,084	118,644
HEICO Corp.	66	3,651
HEICO Corp. Class A	122	4,972
Hexcel Corp.[a]	328	13,674
Honeywell International Inc.	2,607	242,190
Huntington Ingalls Industries Inc.	167	17,201
L-3 Communications Holdings Inc.	302	34,842
Lockheed Martin Corp.	1,059	173,824
Moog Inc. Class Aa	143	9,359
National Presto Industries Inc.	17	1,228
Northrop Grumman Corp.	704	85,543
Orbital Sciences Corp.[a]	194	5,704
Precision Castparts Corp.	484	122,496
Raytheon Co.	1,043	99,586
Rockwell Collins Inc.	444	34,477
Spirit AeroSystems Holdings Inc. Class Aa	394	11,832
Teledyne Technologies Inc.[a]	118	10,958
Textron Inc.	919	37,587
TransDigm Group Inc.	166	29,526
Triumph Group Inc.	173	11,212
United Technologies Corp.	3,045	360,315

		1,848,227
AIR FREIGHT & LOGISTICS — 0.51%
FedEx Corp.	966	131,618
United Parcel Service Inc. Class B	2,365	232,952
XPO Logistics Inc.[a]	151	4,098

		368,668
AIRLINES — 0.37%
Alaska Air Group Inc.	233	21,921
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	92	1,417
China Southern Airlines Co. Ltd. Class H SP ADR[b]	116	1,747
Copa Holdings SA Class A	115	15,557
Delta Air Lines Inc.	2,844	104,744
LATAM Airlines Group SA SP ADR[b]	1,161	17,798
Southwest Airlines Co.	2,378	57,476
United Continental Holdings Inc.[a]	1,210	49,453

		270,113

Security	Shares	Value

AUTO COMPONENTS — 0.60%
American Axle & Manufacturing Holdings Inc.[a]	219	$3,865
Autoliv Inc.	324	33,042
BorgWarner Inc.	764	47,475
Cooper Tire & Rubber Co.	201	5,055
Cooper-Standard Holding Inc.[a]	69	4,675
Dana Holding Corp.	470	9,950
Delphi Automotive PLC	1,029	68,778
Drew Industries Inc.	68	3,422
Johnson Controls Inc.	2,183	98,541
Lear Corp.	281	23,340
Magna International Inc. Class A	707	69,279
Modine Manufacturing Co.[a]	155	2,555
Standard Motor Products Inc.	68	2,583
Stoneridge Inc.[a]	131	1,400
Superior Industries International Inc.	81	1,712
Tenneco Inc.[a]	215	12,872
TRW Automotive Holdings Corp.[a]	398	31,979
Visteon Corp.[a]	157	13,629

		434,152
AUTOMOBILES — 1.53%
Ford Motor Co.	12,861	207,705
General Motors Co.	3,695	127,404
Harley-Davidson Inc.	747	55,233
Honda Motor Co. Ltd. SP ADR	5,513	183,583
Tata Motors Ltd. SP ADR	1,065	39,852
Thor Industries Inc.	134	8,157
Toyota Motor Corp. SP ADR	4,478	485,505
Winnebago Industries Inc.[a]	98	2,342

		1,109,781
BEVERAGES — 2.76%
AMBEV SA SP ADR	14,586	105,748
Anheuser-Busch InBev NV SP ADR	2,733	289,206
Beam Inc.	532	44,406
Boston Beer Co. Inc. (The) Class Aa	27	6,643
Brown-Forman Corp. Class A	138	12,300
Brown-Forman Corp. Class B NVS	399	35,798
Coca-Cola Co. (The)	13,958	569,347
Coca-Cola Enterprises Inc.	814	36,988
Coca-Cola FEMSA SAB de CV SP ADR	155	17,354
Coca-Cola HBC AG SP ADR	691	17,406
Compania Cervecerias Unidas SA SP ADR	234	5,515
Constellation Brands Inc. Class Aa	507	40,479
Constellation Brands Inc. Class Ba	5	395
Cott Corp.	158	1,283
Diageo PLC SP ADR	2,083	255,751
Dr Pepper Snapple Group Inc.	673	37,298
Embotelladora Andina SA Class A SP ADR	76	1,468
Embotelladora Andina SA Class B SP ADR	249	6,031
Fomento Economico Mexicano SAB CV SP ADR	592	53,736
Molson Coors Brewing Co. Class B NVS	469	28,126
PepsiCo Inc.	5,106	438,554
Vina Concha y Toro SA SP ADR	99	4,148

		2,007,980
BIOTECHNOLOGY — 0.03%
Emergent BioSolutions Inc.[a]	78	2,056

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Intrexon Corp.[a]	147	$2,776
Opko Health Inc.[a,b]	853	7,054
Puma Biotechnology Inc.[a]	87	6,572

		18,458
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	260	12,158
Allegion PLC	333	16,434
Armstrong World Industries Inc.[a]	152	7,989
Fortune Brands Home & Security Inc.	522	20,802
Griffon Corp.	89	947
Lennox International Inc.	165	13,832
Masco Corp.	1,142	22,943
NCI Building Systems Inc.[a]	107	1,673
Owens Corning	361	14,747
Quanex Building Products Corp.	128	2,411
Simpson Manufacturing Co. Inc.	91	2,984
Trex Co. Inc.[a]	60	4,711
USG Corp.[a,b]	308	9,197

		130,828
CAPITAL MARKETS — 2.73%
Administradora de Fondos de Pensiones Provida SA SP ADR	50	4,621
Affiliated Managers Group Inc.[a]	173	34,289
Ameriprise Financial Inc.	652	72,783
Apollo Global Management LLC Class A	418	11,340
Arlington Asset Investment Corp. Class A	24	635
Artisan Partners Asset Management Inc.	61	3,542
Bank of New York Mellon Corp. (The)	3,804	128,842
BlackRock Inc.[c]	524	157,724
Charles Schwab Corp. (The)	3,652	96,961
Cohen & Steers Inc.	68	2,755
Credit Suisse Group PLC SP ADR	4,799	151,984
Deutsche Bank AG	3,382	148,909
Eaton Vance Corp. NVS	398	14,356
Evercore Partners Inc. Class A	87	4,648
Federated Investors Inc. Class B	312	8,904
Franklin Resources Inc.	1,291	67,584
FS Investment Corp.[a]	869	8,838
FXCM Inc. Class A	154	2,384
GAMCO Investors Inc. Class A	23	1,746
GFI Group Inc.	219	815
Goldman Sachs Group Inc. (The)	1,396	223,109
Greenhill & Co. Inc.	80	4,012
HFF Inc. Class A	120	4,080
Invesco Ltd.	1,461	51,442
Investment Technology Group Inc.[a]	138	2,848
Janus Capital Group Inc.	623	7,557
JMP Group Inc.	58	401
KCG Holdings Inc. Class Aa	214	2,129
Lazard Ltd. Class A	464	21,831
Legg Mason Inc.	388	18,193
Morgan Stanley	6,413	198,354
Noah Holdings Ltd. SP ADR[a]	59	794
Nomura Holdings Inc. SP ADR	11,889	69,670
Oaktree Capital Group LLC	137	7,261
Oppenheimer Holdings Inc. Class A	38	967
Piper Jaffray Companies Inc.[a]	66	2,895
Raymond James Financial Inc.	396	19,681
RCS Capital Corp. Class A	133	4,575
Safeguard Scientifics Inc.[a]	136	2,857

Security	Shares	Value

State Street Corp.	1,414	$91,288
Stifel Financial Corp.[a]	203	9,494
SWS Group Inc.[a]	108	800
TD Ameritrade Holding Corp.	793	25,297
UBS AG	12,781	267,251
Waddell & Reed Financial Inc. Class A	288	19,426
Walter Investment Management Corp.[a,b]	145	3,854
Westwood Holdings Group Inc.	28	1,629

		1,985,355
CHEMICALS — 2.82%
Agrium Inc.	499	47,939
Air Products and Chemicals Inc.	694	81,559
Airgas Inc.	218	23,165
Albemarle Corp.	287	19,240
American Vanguard Corp.	83	1,478
Ashland Inc.	255	24,633
Axiall Corp.	216	10,066
Cabot Corp.	227	13,121
Calgon Carbon Corp.[a,b]	188	3,766
Celanese Corp. Series A	519	31,882
CF Industries Holdings Inc.	191	46,827
Chemtura Corp.[a]	323	7,203
China Green Agriculture Inc.[a]	53	146
Cytec Industries Inc.	130	12,392
Dow Chemical Co. (The)	4,023	200,748
E.I. du Pont de Nemours and Co.	3,086	207,749
Eastman Chemical Co.	507	44,195
Ecolab Inc.	990	103,594
Ferro Corp.[a]	289	3,751
Flotek Industries Inc.[a]	165	4,622
FMC Corp.	440	33,880
FutureFuel Corp.	47	943
H.B. Fuller Co.	126	5,838
Huntsman Corp.	603	15,105
International Flavors & Fragrances Inc.	268	26,403
Intrepid Potash Inc.[a,b]	211	3,439
Koppers Holdings Inc.	42	1,793
Kraton Performance Polymers Inc.[a]	107	2,787
Kronos Worldwide Inc.	131	2,050
LSB Industries Inc.[a]	62	2,368
LyondellBasell Industries NV Class A	1,533	141,802
Minerals Technologies Inc.	120	7,139
Monsanto Co.	1,737	192,286
Mosaic Co. (The)	919	45,987
NewMarket Corp.[b]	39	14,520
Olin Corp.	282	7,924
OM Group Inc.[b]	109	3,193
OMNOVA Solutions Inc.[a]	203	1,851
Platform Specialty Products Corp.[a]	231	4,514
PolyOne Corp.	342	12,815
Potash Corp. of Saskatchewan	2,868	103,707
PPG Industries Inc.	472	91,389
Praxair Inc.	976	127,417
Quaker Chemical Corp.	41	3,052
Rockwood Holdings Inc.	249	17,691
RPM International Inc.	439	18,728
Scotts Miracle-Gro Co. (The) Class A	142	8,692
Sensient Technologies Corp.	168	9,080
Sherwin-Williams Co. (The)	286	57,154
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	118	2,876
Sociedad Quimica y Minera de Chile SA Series B SP ADR[b]	310	9,889

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Stepan Co.	58	$3,354
Syngenta AG SP ADR	1,536	120,653
Tredegar Corp.	76	1,582
Tronox Ltd. Class A	216	5,292
Valhi Inc.	38	288
Valspar Corp. (The)	278	20,305
W.R. Grace & Co.[a]	239	22,012
Westlake Chemical Corp.	136	9,683
Zep Inc.	72	1,245

		2,048,802
COMMERCIAL BANKS — 10.34%
Banco Bilbao Vizcaya Argentaria SA SP ADR	18,614	229,883
Banco de Chile SP ADR	193	14,932
Banco Latinoamericano de Comercio Exterior SA Class E	124	3,189
Banco Macro SA SP ADR[a]	115	3,514
Banco Santander (Chile) SA SP ADR	540	13,106
Banco Santander SA SP ADR[b]	37,312	371,628
BancorpSouth Inc.	273	6,377
Bank of America Corp.	35,219	533,216
Bank of Hawaii Corp.	158	8,717
Bank of Montreal	2,154	148,497
Bank of Nova Scotia	3,997	242,938
BankUnited Inc.	302	9,963
Barclays PLC SP ADR	12,640	216,270
BB&T Corp.	2,258	84,291
BBVA Banco Frances SA SP ADR[a]	121	1,186
Canadian Imperial Bank of Commerce	1,325	118,256
CIT Group Inc.	650	27,982
Citigroup Inc.	10,007	479,435
City National Corp.	144	10,450
Comerica Inc.	605	29,185
Community Bank System Inc.	159	5,913
CorpBanca SA SP ADR	310	5,471
Credicorp Ltd.	171	25,522
Cullen/Frost Bankers Inc.	183	13,983
F.N.B. Corp.	548	6,817
First Bancorp (Puerto Rico)[a]	385	1,979
First Commonwealth Financial Corp.	350	3,007
First Horizon National Corp.	824	9,468
First Republic Bank	449	22,791
Governor & Co. of the Bank of Ireland (The) SP ADR[a]	1,663	28,637
Grupo Financiero Santander Mexico SAB de CV Series B SP ADR	1,153	13,721
HDFC Bank Ltd. SP ADR	1,988	79,619
HSBC Holdings PLC SP ADR	12,474	640,166
Hudson Valley Holding Corp.	113	2,075
ICICI Bank Ltd. SP ADR	1,757	74,971
J.P. Morgan Chase & Co.	12,309	689,058
KB Financial Group Inc. SP ADR	1,171	40,200
KeyCorp	3,043	41,507
Lloyds TSB Group PLC SP ADR[a,b]	39,891	206,236
M&T Bank Corp.	384	46,852
Mitsubishi UFJ Financial Group Inc. SP ADR	40,728	217,895
Mizuho Financial Group Inc. SP ADR	36,404	142,340
National Bank Holdings Corp. Class A	171	3,276
National Bank of Greece SA SP ADR	906	3,552
OFG Bancorp	144	2,457
PNC Financial Services Group Inc. (The)[c]	1,763	148,163
Prosperity Bancshares Inc.	195	11,505
Regions Financial Corp.	4,702	47,678
Royal Bank of Canada	4,787	319,772
Royal Bank of Scotland Group PLC SP ADR[a]	3,772	38,324

Security	Shares	Value

Shinhan Financial Group Co. Ltd. SP ADR	1,277	$55,677
Sterling Bancorp	266	3,181
Sumitomo Mitsui Financial Group Inc. SP ADR	20,572	163,547
SunTrust Banks Inc.	1,746	66,802
Synovus Financial Corp.	2,873	9,222
TCF Financial Corp.	441	6,924
Toronto-Dominion Bank (The)	6,124	294,503
U.S. Bancorp	6,006	244,925
Valley National Bancorp	698	6,994
Webster Financial Corp.	337	10,157
Wells Fargo & Co.	17,402	863,835
Western Alliance Bancorp[a]	271	6,252
Westpac Banking Corp. SP ADR	10,029	327,848
Woori Finance Holdings Co. Ltd. SP ADR[a]	330	10,860

		7,516,697
COMMERCIAL SERVICES & SUPPLIES — 0.48%
ABM Industries Inc.	144	3,901
ACCO Brands Corp.[a]	353	2,164
ADT Corp. (The)[b]	539	16,299
ARC Document Solutions Inc.[a]	128	819
Brady Corp. Class A	143	3,688
Brink’s Co. (The)	125	3,180
Cenveo Inc.[a]	358	1,106
Clean Harbors Inc.[a,b]	161	9,660
Covanta Holding Corp.	319	5,886
Deluxe Corp.	173	9,506
Ennis Inc.	84	1,257
HNI Corp.	121	4,263
Iron Mountain Inc.	561	15,955
KAR Auction Services Inc.	424	12,627
Knoll Inc.	158	2,874
MSA Safety Inc.	108	5,697
NL Industries Inc.	18	181
Pitney Bowes Inc.	683	18,304
Progressive Waste Solutions Ltd.	385	9,382
Quad Graphics Inc.	68	1,472
Republic Services Inc.	1,191	41,792
Ritchie Bros. Auctioneers Inc.	316	7,900
Rollins Inc.	244	7,340
Schawk Inc.	38	760
Steelcase Inc. Class A	293	4,829
Team Inc.[a]	59	2,530
Tyco International Ltd.	1,538	62,904
UniFirst Corp.	43	4,138
Viad Corp.	68	1,567
Waste Connections Inc.	383	17,105
Waste Management Inc.	1,579	70,187

		349,273
COMMUNICATIONS EQUIPMENT — 0.26%
Alcatel-Lucent SP ADR	9,258	36,106
Calix Inc.[a,b]	118	1,040
Ciena Corp.[a,b]	338	6,682
Emulex Corp.[a]	293	2,095
Harris Corp.	356	26,173
Juniper Networks Inc.[a]	1,650	40,738
Motorola Solutions Inc.	865	54,997
Palo Alto Networks Inc.[a,b]	132	8,393
Plantronics Inc.	132	5,751
Ruckus Wireless Inc.[a]	329	3,438

		185,413

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 0.89%
3D Systems Corp.[a,b]	316	$14,959
Canon Inc. SP ADR	3,739	116,956
China Digital TV Holding Co. Ltd. SP ADR	179	467
Diebold Inc.	216	8,124
Eastman Kodak Co.[a]	164	4,899
EMC Corp.	6,650	171,570
Fusion-io Inc.[a]	323	2,787
Hewlett-Packard Co.	6,278	207,551
Imation Corp.[a]	109	471
Lexmark International Inc. Class A	192	8,256
NCR Corp.[a]	525	16,018
Nokia OYJ SP ADR[a]	12,569	94,267
Quantum Corp.[a]	773	835

		647,160
CONSTRUCTION & ENGINEERING — 0.27%
AECOM Technology Corp.[a]	306	9,920
Ameresco Inc. Class Aa	136	872
Chicago Bridge & Iron Co. NV	345	27,624
Comfort Systems USA Inc.	128	1,920
Dycom Industries Inc.[a,b]	116	3,642
EMCOR Group Inc.	220	10,118
Empresas ICA SAB de CV SP ADR[a]	498	3,591
Fluor Corp.	549	41,559
Furmanite Corp.[a]	210	2,201
Grana y Montero SA	245	4,268
Granite Construction Inc.	128	4,785
Jacobs Engineering Group Inc.[a]	424	24,465
KBR Inc.	520	13,192
MasTec Inc.[a,b]	201	7,956
Orion Marine Group Inc.[a]	131	1,537
Pike Corp.[a]	244	2,342
Quanta Services Inc.[a]	651	22,967
Tutor Perini Corp.[a]	110	3,256
URS Corp.	263	12,393

		198,608
CONSTRUCTION MATERIALS — 0.28%
Cemex SAB de CV SP ADR[a]	4,196	53,037
CRH PLC SP ADR	2,147	62,864
Eagle Materials Inc.	142	11,833
Headwaters Inc.[a]	323	4,031
James Hardie Industries SE SP ADR	229	14,688
Martin Marietta Materials Inc.	152	18,898
Texas Industries Inc.[a,b]	81	7,023
Vulcan Materials Co.	435	28,071

		200,445
CONSUMER FINANCE — 0.76%
Ally Financial Inc.[a]	319	7,704
American Express Co.	3,520	307,754
Capital One Financial Corp.	1,865	137,823
Cash America International Inc.	98	4,268
Discover Financial Services	1,515	84,689
Green Dot Corp. Class Aa	87	1,511

Security	Shares	Value

Imperial Holdings Inc.[a]	57	$381
Nelnet Inc. Class A	94	3,972
Santander Consumer USA Holdings Inc.[a]	254	5,776

		553,878
CONTAINERS & PACKAGING — 0.32%
AptarGroup Inc.	204	13,754
Avery Dennison Corp.	327	15,912
Ball Corp.	437	24,555
Bemis Co. Inc.	336	13,521
Berry Plastics Group Inc.[a]	382	8,591
Crown Holdings Inc.[a]	472	22,264
Graphic Packaging Holding Co.[a]	678	6,956
Greif Inc. Class A	81	4,389
Greif Inc. Class B	19	1,117
MeadWestvaco Corp.	576	22,504
Myers Industries Inc.	114	2,132
Owens-Illinois Inc.[a]	548	17,415
Packaging Corp. of America	311	20,722
Rock-Tenn Co. Class A	227	21,704
Sealed Air Corp.	629	21,581
Sonoco Products Co.	321	13,508

		230,625
DISTRIBUTORS — 0.06%
Genuine Parts Co.	504	43,909

		43,909
DIVERSIFIED CONSUMER SERVICES — 0.15%
Ambow Education Holding Ltd. Class A SP ADR[a,d]	56	40
Bridgepoint Education Inc.[a]	83	1,316
Bright Horizons Family Solutions Inc.[a,b]	114	4,649
Carriage Services Inc.	47	756
DeVry Education Group Inc.	162	7,295
Graham Holdings Co. Class B	22	14,767
H&R Block Inc.	896	25,464
Hillenbrand Inc.	209	6,354
ITT Educational Services Inc.[a]	49	1,323
K12 Inc.[a,b]	85	2,013
LifeLock Inc.[a,b]	189	2,967
New Oriental Education & Technology Group Inc. SP ADR	450	10,890
Regis Corp.	137	1,800
Service Corp. International	677	12,707
Sotheby’s	225	9,464
TAL Education Group Class A SP ADR[a]	177	3,915
Universal Technical Institute Inc.	71	853
Weight Watchers International Inc.	64	1,267
Xueda Education Group SP ADR	83	414

		108,254
DIVERSIFIED FINANCIAL SERVICES — 1.83%
Berkshire Hathaway Inc. Class Ba	6,373	821,161
ING Groep NV SP ADR[a,b]	12,748	182,296
IntercontinentalExchange Group Inc.	377	77,074
Leucadia National Corp.	997	25,443
McGraw Hill Financial Inc.	891	65,872
Moody’s Corp.	734	57,619
MSCI Inc. Class Aa	397	16,094
ORIX Corp. SP ADR	834	60,507

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

PHH Corp.[a,b]	188	$4,469
TPG Specialty Lending Inc.	272	4,937
Voya Financial Inc.	502	17,766

		1,333,238
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.34%
AT&T Inc.	17,374	620,252
BCE Inc.	2,541	113,176
British Telecommunications PLC SP ADR	2,622	164,321
CenturyLink Inc.	1,971	68,808
China Telecom Corp. Ltd. Class H SP ADR	443	22,690
China Unicom (Hong Kong) Ltd. SP ADR	1,475	22,612
Chunghwa Telecom Co. Ltd. SP ADR[b]	1,552	48,717
Cincinnati Bell Inc.[a]	663	2,221
IDT Corp. Class B	68	1,077
KT Corp. SP ADR	1,510	24,024
Level 3 Communications Inc.[a]	551	23,709
Nippon Telegraph and Telephone Corp. SP ADR	4,632	128,955
Oi SA SP ADR	907	898
Orange SP ADR	6,443	103,732
Portugal Telecom SGPS SA SP ADR	1,836	7,619
Premiere Global Services Inc.[a]	173	2,201
PT Telekomunikasi Indonesia SP ADR	834	33,110
Telecom Argentina SA SP ADR	269	5,480
Telecom Italia SpA RNC SP ADR	2,003	19,669
Telecom Italia SpA SP ADR	3,276	42,064
Telefonica SA SP ADR	15,039	251,903
TELUS Corp.	2,073	73,115
Verizon Communications Inc.	13,735	641,837
Vonage Holdings Corp.[a]	749	2,876

		2,425,066
ELECTRIC UTILITIES — 1.71%
ALLETE Inc.	113	5,849
American Electric Power Co. Inc.	1,643	88,410
Centrais Eletricas Brasileiras SA SP ADR	999	3,467
Cleco Corp.	203	10,668
Companhia Energetica de Minas Gerais SP ADR	239	1,814
CPFL Energia SA SP ADR	538	9,017
Duke Energy Corp.	2,364	176,094
Edison International	1,071	60,576
El Paso Electric Co.	100	3,782
Empire District Electric Co. (The)	143	3,478
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	71	656
Enersis SA SP ADR	1,966	31,653
Entergy Corp.	591	42,848
Exelon Corp.	2,879	100,851
FirstEnergy Corp.	1,404	47,385
Genie Energy Ltd. Class Ba	68	551
Great Plains Energy Inc.	540	14,488
Hawaiian Electric Industries Inc.	323	7,749
IDACORP Inc.	166	9,319
ITC Holdings Corp.	519	19,187
Korea Electric Power Corp. SP ADR[a]	2,099	40,175
NextEra Energy Inc.	1,414	141,188
Northeast Utilities	1,043	49,292
NRG Yield Inc. Class A	74	3,170
OGE Energy Corp.	636	23,742
Pampa Energia SA SP ADR[a]	150	1,110
Pepco Holdings Inc.	754	20,177
Pinnacle West Capital Corp.	363	20,310

Security	Shares	Value

PNM Resources Inc.	263	$7,280
Portland General Electric Co.	215	7,196
PPL Corp.	2,066	68,880
Southern Co. (The)	2,928	134,190
UIL Holdings Corp.	182	6,685
Unitil Corp.	67	2,224
UNS Energy Corp.	143	8,589
Westar Energy Inc.	415	14,890
Xcel Energy Inc.	1,674	53,350

		1,240,290
ELECTRICAL EQUIPMENT — 0.97%
ABB Ltd. SP ADR	7,122	170,358
Acuity Brands Inc.	144	17,938
AMETEK Inc.	803	42,334
AZZ Inc.	83	3,604
Babcock & Wilcox Co. (The)	390	13,568
China Ming Yang Wind Power Group Ltd. SP ADR[a]	218	508
Eaton Corp. PLC	1,573	114,263
Emerson Electric Co.	2,295	156,473
EnerSys Inc.	169	11,421
Generac Holdings Inc.	219	12,895
General Cable Corp.	177	4,535
GrafTech International Ltd.[a,b]	438	4,910
Hubbell Inc. Class A	9	1,009
Hubbell Inc. Class B	174	20,483
Nidec Corp. SP ADR	3,020	42,612
Polypore International Inc.[a,b]	158	5,479
Regal Beloit Corp.	125	9,341
Rockwell Automation Inc.	459	54,704
Sensata Technologies Holding NVa	420	17,837
Thermon Group Holdings Inc.[a,b]	103	2,454

		706,726
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.63%
Aeroflex Holding Corp.[a,b]	265	2,027
Amphenol Corp. Class A	521	49,677
Anixter International Inc.	89	8,720
Arrow Electronics Inc.[a]	293	16,628
AU Optronics Corp. SP ADR[a]	2,875	10,810
Avnet Inc.	458	19,754
AVX Corp.	232	3,097
Badger Meter Inc.	53	2,626
Belden Inc.	135	9,964
Benchmark Electronics Inc.[a]	201	4,659
Celestica Inc.[a]	454	5,039
Checkpoint Systems Inc.[a,b]	133	1,698
Corning Inc.	4,779	99,929
CTS Corp.	113	2,010
Dolby Laboratories Inc. Class Aa	146	5,818
Fabrinet[a]	116	2,506
Ingram Micro Inc. Class Aa	483	13,022
InvenSense Inc.[a,b]	192	4,134
Jabil Circuit Inc.	623	10,753
Kemet Corp.[a]	145	726
Knowles Corporation[a]	280	7,820
Kyocera Corp. SP ADR	1,126	53,080
LG Display Co. Ltd. SP ADR[a]	1,337	17,796
Methode Electronics Inc.	123	3,412
Nam Tai Property Inc.	98	677
Park Electrochemical Corp.	64	1,706

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Pulse Electronics Corp.[a]	13	$43
RealD Inc.[a]	136	1,491
Rogers Corp.[a]	53	3,181
SYNNEX Corp.[a]	83	5,593
TE Connectivity Ltd.	1,373	80,980
Vishay Intertechnology Inc.	479	6,811
Vishay Precision Group Inc.[a]	113	1,834

		458,021
ENERGY EQUIPMENT & SERVICES — 2.14%
Atwood Oceanics Inc.[a]	220	10,903
Baker Hughes Inc.	1,469	102,683
Basic Energy Services Inc.[a]	141	3,725
Bristow Group Inc.	136	10,445
C&J Energy Services Inc.[a]	175	5,260
Cal Dive International Inc.[a,b]	314	465
Cameron International Corp.[a]	808	52,488
CARBO Ceramics Inc.[b]	64	8,954
CGG SP ADR[a]	616	10,595
Core Laboratories NV	150	28,152
Diamond Offshore Drilling Inc.[b]	471	25,721
Dresser-Rand Group Inc.[a]	233	14,083
Dril-Quip Inc.[a]	128	14,479
Ensco PLC Class A	774	39,048
ERA Group Inc.[a]	65	1,856
Exterran Holdings Inc.	215	9,249
FMC Technologies Inc.[a]	771	43,716
Forum Energy Technologies Inc.[a,b]	144	4,300
Frank’s International NV	186	5,102
GulfMark Offshore Inc. Class A	61	2,746
Halliburton Co.	2,831	178,551
Helix Energy Solutions Group Inc.[a,b]	338	8,126
Helmerich & Payne Inc.	354	38,462
Hornbeck Offshore Services Inc.[a]	104	4,309
ION Geophysical Corp.[a]	398	1,751
Key Energy Services Inc.[a]	476	4,779
McDermott International Inc.[a,b]	685	4,953
Nabors Industries Ltd.	867	22,126
National Oilwell Varco Inc.	1,423	111,748
Natural Gas Services Group Inc.[a]	70	2,148
Newpark Resources Inc.[a]	303	3,648
Nobel Corp. PLC	818	25,203
North American Energy Partners Inc.	207	1,629
North Atlantic Drilling Ltd.	808	6,933
Oceaneering International Inc.	359	26,308
Oil States International Inc.[a]	184	17,874
Parker Drilling Co.[a]	388	2,572
Pioneer Energy Services Corp.[a]	358	5,359
Precision Drilling Corp.	923	11,999
Rowan Companies PLC Class Aa	387	11,966
RPC Inc.	265	5,891
Schlumberger Ltd.	4,328	439,508
SEACOR Holdings Inc.[a]	62	5,170
Seadrill Ltd.[b]	1,178	41,489
Superior Energy Services Inc.	561	18,468
Tenaris SA SP ADR	779	34,315
TETRA Technologies Inc.[a]	255	3,188
Tidewater Inc.	173	8,811
Transocean Ltd.	1,159	49,918
Unit Corp.[a]	167	11,014
Weatherford International Ltd.[a]	2,309	48,489

Security	Shares	Value

Willbros Group Inc.[a]	159	$1,766

		1,552,441
FOOD & STAPLES RETAILING — 1.58%
Cencosud SA SP ADR	1,634	16,438
CVS Caremark Corp.	3,958	287,826
Delhaize Group SP ADR	1,440	26,899
Kroger Co. (The)	1,613	74,262
Rite Aid Corp.[a]	2,945	21,498
Safeway Inc.	814	27,725
SUPERVALU Inc.[a]	708	4,949
Susser Holdings Corp.[a]	71	5,494
Sysco Corp.	1,971	71,804
Wal-Mart Stores Inc.	5,167	411,862
Walgreen Co.	2,856	193,922
Weis Markets Inc.	63	2,904

		1,145,583
FOOD PRODUCTS — 1.69%
Adecoagro SAa	317	2,828
Archer-Daniels-Midland Co.	2,149	93,976
B&G Foods Inc. Class A	193	6,330
BRF — Brasil Foods SA SP ADR	1,973	44,590
Bunge Ltd.	491	39,108
Campbell Soup Co.	638	29,023
Chiquita Brands International Inc.[a]	151	1,733
ConAgra Foods Inc.	1,360	41,494
Darling International Inc.[a]	580	11,606
Dean Foods Co.	388	6,146
Flowers Foods Inc.	591	12,127
Fresh Del Monte Produce Inc.	130	3,756
General Mills Inc.	2,014	106,782
Gruma SAB de CV Series B SP ADR[a]	117	4,121
Hershey Co. (The)	546	52,547
Hillshire Brands Co. (The)	430	15,329
Hormel Foods Corp.	455	21,699
Industrias Bachoco SAB de CV SP ADR	28	1,235
Ingredion Inc.	257	18,106
J.M. Smucker Co. (The)	346	33,451
Kellogg Co.	1,220	81,533
Marine Harvest ASA	844	10,558
McCormick & Co. Inc	30	2,150
McCormick & Co. Inc. NVS	399	28,409
Mead Johnson Nutrition Co. Class A	679	59,928
Omega Protein Corp.[a]	66	750
Pinnacle Foods Inc.	228	6,931
Post Holdings Inc.[a]	99	5,174
Tootsie Roll Industries Inc.	90	2,537
TreeHouse Foods Inc.[a,b]	126	9,430
Tyson Foods Inc. Class A	832	34,919
Unilever NV NYS	5,691	243,689
Unilever PLC SP ADR	4,035	180,526
WhiteWave Foods Co. (The) Class Aa	560	15,506

		1,228,027
GAS UTILITIES — 0.19%
AGL Resources Inc.	381	20,574
Atmos Energy Corp.	270	13,781
Chesapeake Utilities Corp.	43	2,720
Laclede Group Inc. (The)	68	3,224

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

National Fuel Gas Co.	261	$19,220
New Jersey Resources Corp.	143	7,111
Northwest Natural Gas Co.	88	3,896
ONE GAS Inc.	170	6,218
Piedmont Natural Gas Co.	239	8,554
Questar Corp.	593	14,398
South Jersey Industries Inc.	108	6,205
Southwest Gas Corp.	154	8,471
Transportadora de Gas del Sur SA SP ADR	236	623
UGI Corp.	398	18,583
WGL Holdings Inc.	167	6,645

		140,223
HEALTH CARE EQUIPMENT & SUPPLIES — 1.72%
Abbott Laboratories	5,172	200,363
Alere Inc.[a]	238	7,949
Baxter International Inc.	1,804	131,313
Becton, Dickinson and Co.	638	72,113
Boston Scientific Corp.[a]	4,386	55,307
C.R. Bard Inc.	255	35,019
Cantel Medical Corp.	153	5,074
CareFusion Corp.[a]	739	28,865
Cooper Companies Inc. (The)	152	20,050
Covidien PLC	1,466	104,453
CryoLife Inc.	93	844
Edwards Lifesciences Corp.[a]	351	28,596
Globus Medical Inc. Class Aa	248	6,056
Greatbatch Inc.[a]	78	3,590
Haemonetics Corp.[a]	169	5,131
Hill-Rom Holdings Inc.	208	7,771
Invacare Corp.	102	1,612
Medtronic Inc.	3,339	196,400
Mindray Medical International Ltd. SP ADR[b]	313	10,348
ResMed Inc.[b]	485	24,177
Smith & Nephew PLC SP ADR	568	44,270
St. Jude Medical Inc.	917	58,202
Steris Corp.	180	8,649
Stryker Corp.	1,119	87,002
Symmetry Medical Inc.[a]	120	991
Teleflex Inc.	140	14,293
Varian Medical Systems Inc.[a]	365	29,036
West Pharmaceutical Services Inc.	246	10,672
Zimmer Holdings Inc.	565	54,692

		1,252,838
HEALTH CARE PROVIDERS & SERVICES — 1.69%
Aetna Inc.	1,225	87,526
AmerisourceBergen Corp.	775	50,514
AMN Healthcare Services Inc.[a,b]	132	1,647
Brookdale Senior Living Inc.[a,b]	283	9,011
Capital Senior Living Corp.[a]	91	2,250
Cardinal Health Inc.	1,127	78,338
Centene Corp.[a]	174	11,554
Chemed Corp.[b]	55	4,580
China Cord Blood Corp.[a,b]	128	552
Cigna Corp.	859	68,754
Community Health Systems Inc.[a]	347	13,148
Concord Medical Services Holdings Ltd. SP ADR	75	520
DaVita HealthCare Partners Inc.[a]	690	47,817
Emeritus Corp.[a]	156	4,653
Envision Healthcare Holdings Inc.[a,b]	262	8,853

Security	Shares	Value

ExamWorks Group Inc.[a]	114	$4,195
Five Star Quality Care Inc.[a]	200	966
Fresenius Medical Care AG & Co. KGaA SP ADR	1,394	47,884
Hanger Inc.[a]	113	3,918
HCA Holdings Inc.[a]	1,080	56,160
Health Net Inc.[a]	236	8,102
HealthSouth Corp.	248	8,591
Humana Inc.	524	57,509
Kindred Healthcare Inc.	173	4,342
Laboratory Corp. of America Holdings[a]	304	30,005
Landauer Inc.	35	1,513
McKesson Corp.	771	130,445
MEDNAX Inc.[a,b]	314	18,604
Molina Healthcare Inc.[a]	65	2,431
Omnicare Inc.	329	19,500
Owens & Minor Inc.	181	6,071
PharMerica Corp.[a]	98	2,665
Quest Diagnostics Inc.	480	26,846
Select Medical Holdings Corp.	186	2,597
Team Health Holdings Inc.[a]	224	10,860
Tenet Healthcare Corp.[a]	358	16,139
Triple-S Management Corp. Class Ba	68	1,019
UnitedHealth Group Inc.	3,255	244,255
Universal American Corp.	211	1,513
Universal Health Services Inc. Class B	294	24,046
WellCare Health Plans Inc.[a]	143	9,648
WellPoint Inc.	981	98,767

		1,228,308
HEALTH CARE TECHNOLOGY — 0.01%
IMS Health Holdings Inc.[a]	220	5,223

		5,223
HOTELS, RESTAURANTS & LEISURE — 1.44%
ARAMARK Holdings Corp.	130	3,665
Arcos Dorados Holdings Inc. Class A	412	3,753
Bally Technologies Inc.[a]	119	7,748
Biglari Holdings Inc.[a]	7	3,003
Boyd Gaming Corp.[a]	375	4,433
Brinker International Inc.	218	10,713
Burger King Worldwide Inc.	248	6,480
Carnival Corp.	1,390	54,641
Carnival PLC SP ADR	732	29,214
Chipotle Mexican Grill Inc.[a]	99	49,351
Choice Hotels International Inc.	111	4,904
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	39	370
Darden Restaurants Inc.	425	21,127
DineEquity Inc.	38	2,881
Domino’s Pizza Inc.	192	14,281
Extended Stay America Inc.	189	4,073
Hilton Worldwide Holdings Inc.[a]	361	7,881
Hyatt Hotels Corp. Class Aa	148	8,329
InterContinental Hotels Group PLC	768	26,435
International Game Technology	859	10,780
Krispy Kreme Doughnuts Inc.[a,b]	221	3,876
Las Vegas Sands Corp.	1,294	102,394
Life Time Fitness Inc.[a,b]	134	6,432
Marcus Corp. (The)	68	1,138
Marriott Vacations Worldwide Corp.[a]	116	6,320
McDonald’s Corp.	3,315	336,075
MGM Resorts International[a]	1,296	32,698

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Orient-Express Hotels Ltd. Class Aa	314	$4,113
Pinnacle Entertainment Inc.[a]	189	4,398
Red Lion Hotels Corp.[a]	58	334
Royal Caribbean Cruises Ltd.	564	29,965
Ruby Tuesday Inc.[a]	261	2,012
SeaWorld Entertainment Inc.	207	6,222
Six Flags Entertainment Corp.	202	8,108
Speedway Motorsports Inc.	43	782
Starwood Hotels & Resorts Worldwide Inc.	635	48,673
Tim Hortons Inc.	507	27,829
Vail Resorts Inc.	103	7,131
Wyndham Worldwide Corp.	437	31,176
Yum! Brands Inc.	1,474	113,483

		1,047,221
HOUSEHOLD DURABLES — 0.53%
Beazer Homes USA Inc.[a]	111	2,105
Blyth Inc.[b]	38	356
Brookfield Residential Properties Inc.[a]	350	6,863
CSS Industries Inc.	30	719
D.R. Horton Inc.	864	19,250
Desarrolladora Homex SAB de CV SP ADR[a,b]	152	149
Ethan Allen Interiors Inc.	113	2,744
Gafisa SA SP ADR	714	2,363
Harman International Industries Inc.	211	23,128
Hovnanian Enterprises Inc. Class Aa,b	188	838
Jarden Corp.[a]	408	23,317
KB Home	215	3,550
La-Z-Boy Inc.	173	4,192
Leggett & Platt Inc.	492	16,167
Lennar Corp. Class A	517	19,951
Lennar Corp. Class B	38	1,236
M.D.C. Holdings Inc.	98	2,705
M/I Homes Inc.[a]	73	1,626
Meritage Homes Corp.[a]	120	4,630
Mohawk Industries Inc.[a]	198	26,217
NACCO Industries Inc. Class A	20	1,072
Newell Rubbermaid Inc.	983	29,598
NVR Inc.[a]	14	15,078
PulteGroup Inc.	1,144	21,038
Ryland Group Inc. (The)	135	5,183
Sony Corp. SP ADR	3,336	58,847
Standard-Pacific Corp.[a]	505	4,035
Taylor Morrison Home Corp. Class Aa	188	3,987
Tempur Sealy International Inc.[a]	198	9,936
Toll Brothers Inc.[a]	531	18,181
Tupperware Brands Corp.	173	14,689
Whirlpool Corp.	252	38,652

		382,402
HOUSEHOLD PRODUCTS — 1.64%
Church & Dwight Co. Inc.	456	31,469
Clorox Co. (The)	425	38,547
Colgate-Palmolive Co.	3,051	205,332
Energizer Holdings Inc.	212	23,678
Harbinger Group Inc.[a]	351	4,093
Kimberly-Clark Corp.	1,273	142,894
Oil-Dri Corp. of America	25	838
Procter & Gamble Co. (The)	8,976	740,969
Spectrum Brands Holdings Inc.	64	4,917

		1,192,737

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.20%
AES Corp. (The)	2,042	$29,507
Atlantic Power Corp.	396	1,176
Calpine Corp.[a]	1,354	31,047
China Hydroelectric Corp. SP ADR[a]	503	1,715
Dynegy Inc.[a]	346	9,844
Empresa Nacional de Electricidad SA SP ADR	368	16,218
Huaneng Power International Inc. Class H SP ADR	256	10,056
NRG Energy Inc.	1,053	34,454
Ormat Technologies Inc.	60	1,601
TransAlta Corp.	897	10,961

		146,579
INDUSTRIAL CONGLOMERATES — 2.56%
3M Co.	2,206	306,832
Carlisle Companies Inc.	218	17,930
Danaher Corp.	1,994	146,320
General Electric Co.	33,636	904,472
Koninklijke Philips NV NYS	3,130	100,035
Roper Industries Inc.	326	45,298
Siemens AG SP ADR	2,578	339,858

		1,860,745
INSURANCE — 3.68%
ACE Ltd.	1,128	115,417
AEGON NV NYS	7,190	66,292
Aflac Inc.	1,488	93,327
Alleghany Corp.[a]	53	21,623
Allied World Assurance Co. Holdings Ltd.	115	12,384
Allstate Corp. (The)	1,461	83,204
American Equity Investment Life Holding Co.	201	4,687
American Financial Group Inc.	239	13,965
American International Group Inc.	4,916	261,187
Aon PLC	995	84,456
Arthur J. Gallagher & Co.	509	22,915
Aspen Insurance Holdings Ltd.	235	10,758
Assurant Inc.	230	15,504
Assured Guaranty Ltd.	536	12,816
Aviva PLC SP ADR	4,929	88,377
Axis Capital Holdings Ltd.	367	16,790
Brown & Brown Inc.	424	12,627
China Life Insurance Co. Ltd. Class H SP ADR	1,657	64,756
Chubb Corp. (The)	839	77,255
Citizens Inc.[a,b]	176	1,156
CNA Financial Corp.	896	36,691
CNO Financial Group Inc.	755	13,024
Employers Holdings Inc.	101	2,055
Endurance Specialty Holdings Ltd.	135	6,861
Everest Re Group Ltd.	137	21,650
FBL Financial Group Inc. Class A	31	1,386
Fidelity National Financial Inc. Class A	814	26,195
First American Financial Corp.	353	9,390
Genworth Financial Inc. Class Aa	1,629	29,078
Hanover Insurance Group Inc. (The)	160	9,352
Hartford Financial Services Group Inc. (The)	1,449	51,976
HCC Insurance Holdings Inc.	348	15,987
Hilltop Holdings Inc.[a]	228	5,094
Horace Mann Educators Corp.	132	3,969
Kemper Corp.	168	6,621
Kingsway Financial Services Inc.[a]	33	198

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Lincoln National Corp.	884	$42,883
Loews Corp.	1,080	47,488
Manulife Financial Corp.	6,097	114,319
Markel Corp.[a]	47	29,418
Marsh & McLennan Companies Inc.	1,824	89,941
MBIA Inc.[a]	503	6,096
Meadowbrook Insurance Group Inc.	175	980
Mercury General Corp.	92	4,403
MetLife Inc.	3,094	161,971
Montpelier Re Holdings Ltd.	163	4,985
Old Republic International Corp.	728	12,056
OneBeacon Insurance Group Ltd. Class A	142	2,193
PartnerRe Ltd.	171	18,023
Phoenix Companies Inc. (The)[a]	27	1,189
Platinum Underwriters Holdings Ltd.[b]	103	6,459
Primerica Inc.	186	8,536
Principal Financial Group Inc.	954	44,685
ProAssurance Corp.	190	8,630
Progressive Corp. (The)	1,824	44,232
Protective Life Corp.	221	11,304
Prudential Financial Inc.	1,541	124,328
Prudential PLC SP ADR	4,113	189,980
Reinsurance Group of America Inc.	235	18,027
RenaissanceRe Holdings Ltd.	144	14,574
RLI Corp.	136	5,856
StanCorp Financial Group Inc.	148	9,043
Stewart Information Services Corp.	68	2,074
Sun Life Financial Inc.	2,006	67,883
Symetra Financial Corp.	387	7,995
Third Point Reinsurance Ltd.[a]	287	4,489
Torchmark Corp.	292	23,272
Travelers Companies Inc. (The)	1,176	106,522
Unum Group	906	30,097
Validus Holdings Ltd.	317	11,751
W.R. Berkley Corp.	388	17,165
White Mountains Insurance Group Ltd.	13	7,751
Willis Group Holdings PLC	561	22,995
XL Group PLC	981	30,754

		2,673,370
INTERNET & CATALOG RETAIL — 0.02%
E-Commerce China Dangdang Inc. SP ADR[a]	306	3,302
Vipshop Holdings Ltd.[a]	84	11,776

		15,078
INTERNET SOFTWARE & SERVICES — 0.24%
AOL Inc.[a]	249	10,660
Autohome Inc. SP ADR[a]	77	2,466
Bankrate Inc.[a]	194	3,399
Demand Media Inc.[a]	237	986
Demandware Inc.[a]	108	5,360
Dice Holdings Inc.[a]	173	1,323
Envestnet Inc.[a]	88	3,243
IntraLinks Holdings Inc.[a]	130	1,190
LinkedIn Corp. Class Aa	336	51,566
Monster Worldwide Inc.[a]	432	2,976
Pandora Media Inc.[a]	598	14,005
Qihoo 360 Technology Co. Ltd. SP ADR[a]	259	21,854
Rackspace Hosting Inc.[a]	368	10,679
Renren Inc. SP ADR[a,b]	547	1,800
Shutterstock Inc.[a]	38	2,755

Security	Shares	Value

SouFun Holdings Ltd. SP ADR	405	$4,767
Trulia Inc.[a,b]	147	4,998
Twitter Inc.[a,b]	283	11,029
XO Group Inc.[a]	149	1,582
Yelp Inc.[a]	187	10,906
Youku Tudou Inc.[a]	316	7,044

		174,588
IT SERVICES — 2.84%
Accenture PLC Class A	2,125	170,467
Alliance Data Systems Corp.[a,b]	172	41,607
Blackhawk Network Holdings Inc. Class Ba	21	484
Booz Allen Hamilton Holding Corp.	250	5,810
Broadridge Financial Solutions Inc.	413	15,834
CACI International Inc. Class Aa	89	6,199
CGI Group Inc. Class Aa	906	32,679
CIBER Inc.[a,b]	205	886
Computer Sciences Corp.	484	28,643
Convergys Corp.	353	7,604
CoreLogic Inc.[a]	323	9,054
DST Systems Inc.	110	10,141
EPAM Systems Inc.[a]	88	2,739
EVERTEC Inc.	171	4,025
Fidelity National Information Services Inc.	971	51,881
FleetCor Technologies Inc.[a]	227	25,907
Gartner Inc.[a]	299	20,613
Genpact Ltd.[a]	569	9,593
Global Payments Inc.	234	15,638
Heartland Payment Systems Inc.	122	4,995
Higher One Holdings Inc.[a]	21	126
Infosys Ltd. SP ADR	1,525	81,908
International Business Machines Corp.	3,611	709,453
InterXion Holding NVa	150	3,877
iSoftStone Holdings Ltd. SP ADR[a]	138	753
Leidos Holdings Inc.	247	9,198
MasterCard Inc. Class A	3,428	252,129
MAXIMUS Inc.	232	9,876
NeuStar Inc. Class Aa	197	5,067
Science Applications International Corp.	141	5,499
Teradata Corp.[a,b]	547	24,867
Total System Services Inc.	597	18,967
Unisys Corp.[a,b]	165	4,021
Vantiv Inc. Class Aa	407	12,515
VeriFone Systems Inc.[a]	347	11,604
Visa Inc. Class A	1,677	339,777
Western Union Co.	1,888	29,963
WEX Inc.[a]	111	10,653
Wipro Ltd. SP ADR	1,783	21,325
WNS Holdings Ltd. SP ADR[a]	167	3,110
Xerox Corp.	3,855	46,607

		2,066,094
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Brunswick Corp.	313	12,579
Callaway Golf Co.	216	1,881
LeapFrog Enterprises Inc.[a,b]	167	1,144
Polaris Industries Inc.	218	29,284
Sturm, Ruger & Co. Inc.[b]	65	4,183

		49,071

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.44%
Agilent Technologies Inc.	1,115	$60,255
Bio-Rad Laboratories Inc. Class Aa	67	8,255
Cambrex Corp.[a]	98	2,008
Charles River Laboratories International Inc.[a]	173	9,294
Covance Inc.[a]	185	16,332
Enzo Biochem Inc.[a]	128	538
Mettler-Toledo International Inc.[a]	102	23,778
Nordion Inc.[a]	188	2,177
PerkinElmer Inc.	383	16,074
Quintiles Transnational Holdings Inc.[a]	214	10,086
Thermo Fisher Scientific Inc.	1,195	136,230
Waters Corp.[a]	271	26,704
Wuxi PharmaTech (Caymen) Inc. SP ADR[a]	234	7,956

		319,687
MACHINERY — 1.93%
Accuride Corp.[a]	146	823
Actuant Corp. Class A	231	7,822
AGCO Corp.	301	16,766
Alamo Group Inc.	18	956
Albany International Corp. Class A	86	3,094
Allison Transmission Holdings Inc.	360	10,742
Barnes Group Inc.	160	6,163
Blount International Inc.[a]	162	1,810
Briggs & Stratton Corp.	168	3,590
Caterpillar Inc.	2,116	223,026
China Yuchai International Ltd.	68	1,370
CIRCOR International Inc.	56	4,548
CLARCOR Inc.	149	8,606
CNH Industrial NV	3,140	36,393
Colfax Corp.[a]	209	15,044
Crane Co.	171	12,437
Cummins Inc.	616	92,924
Deere & Co.	1,235	115,275
Donaldson Co. Inc.	465	19,572
Douglas Dynamics Inc.	68	1,147
Dover Corp.	561	48,470
EnPro Industries Inc.[a]	44	3,133
ESCO Technologies Inc.	61	2,039
Federal Signal Corp.[a]	207	3,142
Flowserve Corp.	472	34,480
Graco Inc.	203	14,717
Greenbrier Companies Inc. (The)[a]	80	4,195
Harsco Corp.	267	6,389
Hyster-Yale Materials Handling Inc.	19	1,831
IDEX Corp.	272	20,283
Illinois Tool Works Inc.	1,484	126,481
Ingersoll-Rand PLC	965	57,707
ITT Corp.	285	12,295
John Bean Technologies Corp.	98	2,841
Joy Global Inc.	340	20,529
Kadant Inc.	39	1,355
Kennametal Inc.	266	12,430
Lindsay Corp.[b]	40	3,525
Lydall Inc.[a]	54	1,264
Manitowoc Co. Inc. (The)	450	14,301
Meritor Inc.[a]	378	4,487
Miller Industries Inc.	62	1,201
Mueller Industries Inc.	138	3,994
Mueller Water Products Inc. Class A	518	4,724

Security	Shares	Value

Navistar International Corp.[a,b]	238	$9,027
Oshkosh Corp.	303	16,820
Pall Corp.	365	30,715
Parker Hannifin Corp.	494	62,679
Pentair Ltd. Registered	654	48,586
Proto Labs Inc.[a,b]	64	3,875
Rexnord Corp.[a]	174	4,653
Snap-on Inc.	194	22,504
SPX Corp.	141	14,359
Standex International Corp.	40	2,375
Stanley Black & Decker Inc.	507	43,546
Tennant Co.	55	3,508
Terex Corp.	332	14,372
Timken Co. (The)	261	16,464
Titan International Inc.	143	2,504
Toro Co. (The)	204	12,962
Trinity Industries Inc.	256	19,215
Valmont Industries Inc.	83	12,360
Wabash National Corp.[a]	227	3,033
WABCO Holdings Inc.[a]	205	21,937
Wabtec Corp.	294	21,918
Watts Water Technologies Inc. Class A	75	3,990
Xerium Technologies Inc.[a,b]	121	1,634
Xylem Inc.	602	22,629

		1,403,586
MARINE — 0.05%
Baltic Trading Ltd.	282	1,689
Costamare Inc.	44	944
Danaos Corp.[a]	150	873
Diana Shipping Inc.[a]	232	2,612
International Shipholding Corp.	23	620
Kirby Corp.[a]	173	17,407
Matson Inc.	139	3,293
Navios Maritime Holdings Inc.	259	2,038
Safe Bulkers Inc.	83	674
Seaspan Corp.	122	2,630

		32,780
MEDIA — 1.88%
A.H. Belo Corp. Class A	154	1,773
Cablevision NY Group Class A	700	11,690
CBS Corp. Class A	29	1,686
CBS Corp. Class B NVS	1,793	103,564
Cinemark Holdings Inc.	360	10,663
Clear Channel Outdoor Holdings Inc. Class A	136	1,091
E.W. Scripps Co. (The) Class Aa,b	105	1,799
Entercom Communications Corp. Class Aa	158	1,706
Entravision Communications Corp. Class A	228	1,211
Gannett Co. Inc.	711	19,318
Gray Television Inc.[a]	153	1,721
Grupo Televisa SAB de CV SP ADR	1,728	56,696
Harte-Hanks Inc.	148	1,190
Imax Corp.[a]	207	5,307
Interpublic Group of Companies Inc. (The)	1,448	25,224
John Wiley & Sons Inc. Class A	154	8,849
Journal Communications Inc. Class Aa,b	133	1,067
LIN Media LLC[a]	128	2,999
Lions Gate Entertainment Corp.	233	6,181
Live Nation Entertainment Inc.[a]	443	9,250
Media General Inc. Class Aa,b	198	3,033

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Meredith Corp.	122	$5,377
New Media Investment Group Inc.[a]	69	985
New York Times Co. (The) Class Ab	439	7,059
Omnicom Group Inc.	860	58,205
Pearson PLC SP ADR	2,646	49,665
Promotora de Informaciones SA Class A SP ADR[a]	349	757
Promotora de Informaciones SA Class B SP ADR[a]	308	1,010
Reed Elsevier NV SP ADR	1,214	51,037
Reed Elsevier PLC SP ADR	966	57,129
Regal Entertainment Group Class A	237	4,456
Scripps Networks Interactive Inc. Class A	274	20,569
Shaw Communications Inc. Class B	1,275	30,893
Thomson Reuters Corp.	1,255	45,406
Time Warner Cable Inc.	911	128,870
Time Warner Inc.	3,009	199,978
Walt Disney Co. (The)	5,354	424,786
World Wrestling Entertainment Inc. Class A	114	2,223

		1,364,423
METALS & MINING — 2.50%
A.M. Castle & Co.[a]	60	737
Agnico-Eagle Mines Ltd.	596	17,618
AK Steel Holding Corp.[a]	366	2,562
Alamos Gold Inc.[a]	436	4,063
Alcoa Inc.	3,487	46,970
Allegheny Technologies Inc.	368	15,162
Aluminum Corp. of China Ltd. Class H SP ADR[a,b]	527	4,743
AMCOL International Corp.	77	3,530
Ampco-Pittsburgh Corp.	27	541
AngloGold Ashanti Ltd. SP ADR	1,172	21,213
ArcelorMittal NYS	3,219	52,309
AuRico Gold Inc.	1,036	4,310
Barrick Gold Corp.	3,873	67,661
BHP Billiton Ltd. SP ADR[b]	5,233	369,136
BHP Billiton PLC SP ADR	3,406	220,368
Carpenter Technology Corp.	188	11,806
Cliffs Natural Resources Inc.[b]	482	8,541
Coeur Mining Inc.[a]	299	2,589
Commercial Metals Co.	321	6,163
Companhia Siderurgica Nacional SA SP ADR	2,505	9,694
Compania de Minas Buenaventura SA SP ADR	686	8,918
Compass Minerals International Inc.	102	9,343
Constellium NV Class Aa	245	7,477
Dominion Diamond Corp.[a]	254	3,198
DRDGOLD Ltd. SP ADR	45	145
Eldorado Gold Corp.	2,492	15,201
Endeavour Silver Corp.[a]	398	1,819
First Majestic Silver Corp.[a]	387	3,676
Fortuna Silver Mines Inc.[a]	526	2,183
Franco-Nevada Corp.	468	22,544
Freeport-McMoRan Copper & Gold Inc.	3,397	116,755
Gold Fields Ltd. SP ADR	1,403	5,935
Goldcorp Inc.	2,681	66,274
Harmony Gold Mining Co. Ltd. SP ADR[a]	1,118	3,678
Hecla Mining Co.	933	2,864
HudBay Minerals Inc.	578	5,063
IAMGOLD Corp.	1,331	4,645
Kinross Gold Corp.	3,953	16,049
Materion Corp.	68	2,288
McEwen Mining Inc.[a]	658	1,579
Mechel OAO SP ADR[a]	503	1,016
Molycorp Inc.[a,b]	497	2,361

Security	Shares	Value

Newmont Mining Corp.	1,649	$40,945
Noranda Aluminium Holding Corp.	176	625
Nucor Corp.	1,068	55,269
POSCO SP ADR	866	63,738
Pretium Resources Inc.[a]	248	1,612
Primero Mining Corp.[a]	278	1,760
Reliance Steel & Aluminum Co.	241	17,068
Rio Tinto PLC SP ADR[b]	4,076	221,286
RTI International Metals Inc.[a]	98	2,760
Sesa Sterlite Ltd. SP ADR	1,113	13,590
Sibanye Gold Ltd. SP ADR	627	6,477
Silver Wheaton Corp.	1,169	25,952
Silvercorp Metals Inc.	583	1,213
Southern Copper Corp.	498	15,010
Stillwater Mining Co.[a,b]	308	4,860
SunCoke Energy Inc.[a]	240	5,009
Tahoe Resources Inc.[a]	319	7,114
Teck Resources Ltd. Class B	1,882	42,853
Ternium SA SP ADR	162	4,643
Thompson Creek Metals Co. Inc.[a]	503	1,348
Turquoise Hill Resources Ltd.[a,b]	2,800	10,920
United States Steel Corp.	518	13,478
US Silica Holdings Inc.	118	5,330
Vale SA SP ADR	4,248	56,159
Walter Energy Inc.[b]	231	1,663
Worthington Industries Inc.	197	7,250
Yamana Gold Inc.	2,480	18,550

		1,819,209
MULTI-UTILITIES — 1.30%
Alliant Energy Corp.	368	21,521
Ameren Corp.	822	33,957
Avista Corp.	193	6,205
Black Hills Corp.	146	8,431
CenterPoint Energy Inc.	1,380	34,169
CMS Energy Corp.	886	26,855
Consolidated Edison Inc.	983	57,043
Dominion Resources Inc.	1,922	139,422
DTE Energy Co.	576	45,009
Integrys Energy Group Inc.	263	16,117
Just Energy Group Inc.	310	2,464
MDU Resources Group Inc.	585	20,721
National Grid PLC SP ADR	2,467	175,305
NiSource Inc.	1,032	37,482
NorthWestern Corp.	120	5,805
PG&E Corp.	1,457	66,410
Public Service Enterprise Group Inc.	1,640	67,191
SCANA Corp.	406	21,794
Sempra Energy	756	74,549
TECO Energy Inc.	728	13,075
Vectren Corp.	263	10,670
Veolia Environnement SP ADR	1,496	28,095
Wisconsin Energy Corp.	744	36,069

		948,359
MULTILINE RETAIL — 0.52%
Big Lots Inc.[a]	211	8,335
Dillard’s Inc. Class A	96	9,401
Dollar General Corp.[a]	1,069	60,334
Family Dollar Stores Inc.	370	21,738
J.C. Penney Co. Inc.[a,b]	1,014	8,639

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Kohl’s Corp.	697	$38,189
Macy’s Inc.	1,243	71,385
Nordstrom Inc.	489	29,966
Target Corp.	2,114	130,539

		378,526
OIL, GAS & CONSUMABLE FUELS — 12.24%
Advantage Oil & Gas Ltd.[a]	548	3,469
Alon USA Energy Inc.	47	766
Alpha Natural Resources Inc.[a,b]	653	2,808
Anadarko Petroleum Corp.	1,669	165,264
Antero Resources Corp.[a,b]	124	8,143
Apache Corp.	1,286	111,625
Arch Coal Inc.	588	2,693
Athlon Energy Inc.[a]	120	4,849
Baytex Energy Corp.	428	17,805
Bill Barrett Corp.[a,b]	155	3,670
Bonanza Creek Energy Inc.[a]	143	6,953
BP PLC SP ADR	10,253	519,007
BPZ Resources Inc.[a]	353	953
Cabot Oil & Gas Corp.	1,388	54,521
Callon Petroleum Co.[a]	128	1,175
Cameco Corp.	1,306	27,805
Canadian Natural Resources Ltd.	3,486	142,124
Cenovus Energy Inc.	2,451	72,966
Chesapeake Energy Corp.	2,190	62,962
Chevron Corp.	6,392	802,324
China Petroleum & Chemical Corp. Class H SP ADR	793	70,474
Cimarex Energy Co.	286	34,068
Clayton Williams Energy Inc.[a]	32	4,623
Cloud Peak Energy Inc.[a]	203	3,997
CNOOC Ltd. SP ADR	537	88,707
Cobalt International Energy Inc.[a]	1,106	19,908
Comstock Resources Inc.	158	4,392
Concho Resources Inc.[a]	344	44,875
ConocoPhillips	4,075	302,813
CONSOL Energy Inc.	771	34,317
Continental Resources Inc.[a]	150	20,778
Cosan Ltd. Class A	624	7,569
Crescent Point Energy Corp.	1,298	52,829
CVR Energy Inc.	57	2,802
Delek US Holdings Inc.	151	4,830
Denbury Resources Inc.	1,125	18,922
Devon Energy Corp.	1,275	89,250
DHT Holdings Inc.	274	2,140
Ecopetrol SA SP ADR[b]	831	31,154
Enbridge Inc.	2,704	130,576
Encana Corp.	2,469	57,305
Endeavour International Corp.[a,b]	128	440
Energen Corp.	242	18,854
Enerplus Corp.	643	14,281
Eni SpA SP ADR	4,253	219,625
EnLink Midstream LLC	136	4,805
EOG Resources Inc.	1,792	175,616
EPL Oil & Gas Inc.[a]	155	6,067
EQT Corp.	500	54,495
Equal Energy Ltd.	113	512
EXCO Resources Inc.[b]	647	4,108
Exxon Mobil Corp.	14,393	1,473,987
Forest Oil Corp.[a,b]	381	709
Frontline Ltd.[a,b]	173	588
GasLog Ltd.	117	3,133

Security	Shares	Value

Goodrich Petroleum Corp.[a,b]	92	$2,314
Halcon Resources Corp.[a,b]	786	4,339
Harvest Natural Resources Inc.[a]	113	510
Hess Corp.	1,012	90,230
HollyFrontier Corp.	671	35,288
Hyperdynamics Corp.[a,b]	110	160
InterOil Corp.[a]	115	7,269
Kinder Morgan Inc.	2,222	72,571
Kodiak Oil & Gas Corp.[a]	893	11,350
Kosmos Energy Ltd.[a]	251	2,741
Laredo Petroleum Inc.[a]	217	6,343
Magnum Hunter Resources Corp.[a,b]	630	5,355
Marathon Oil Corp.	2,349	84,916
Marathon Petroleum Corp.	987	91,742
Matador Resources Co.[a]	167	4,796
Miller Energy Resources Inc.[a,b]	108	521
Murphy Oil Corp.	608	38,565
Newfield Exploration Co.[a]	448	15,165
Noble Energy Inc.	1,166	83,695
Nordic American Tankers Ltd.	159	1,372
Oasis Petroleum Inc.[a]	287	13,348
Occidental Petroleum Corp.	2,594	248,375
ONEOK Inc.	680	42,990
Panhandle Oil and Gas Inc.	25	1,096
PBF Energy Inc.	170	5,233
Peabody Energy Corp.	822	15,626
Pembina Pipeline Corp.[a]	1,014	39,870
Pengrowth Energy Corp.	1,733	11,265
Penn Virginia Corp.[a]	151	2,513
Penn West Petroleum Ltd.	1,699	15,393
Petrobras Argentina SA Class B SP ADR[a]	212	1,162
PetroChina Co. Ltd. Class H SP ADR	683	78,764
Petroleo Brasileiro SA SP ADR	4,887	67,832
PetroQuest Energy Inc.[a,b]	200	1,204
Phillips 66	1,994	165,941
Pioneer Natural Resources Co.	484	93,543
QEP Resources Inc.	618	18,966
Quicksilver Resources Inc.[a,b]	321	1,046
Range Resources Corp.	526	47,577
Resolute Energy Corp.[a,b]	171	1,283
REX American Resources Corp.[a]	23	1,503
Royal Dutch Shell PLC Class A SP ADR	6,479	510,156
Royal Dutch Shell PLC Class B SP ADR	4,096	346,726
Sanchez Energy Corp.[a,b]	129	3,648
SandRidge Energy Inc.[a,b]	1,562	10,715
Sasol Ltd. SP ADR	1,339	74,194
Scorpio Tankers Inc.	631	5,685
SemGroup Corp. Class A	141	9,007
Ship Finance International Ltd.[b]	201	3,544
SM Energy Co.	220	16,309
Southwestern Energy Co.[a]	1,140	54,583
Spectra Energy Corp.	2,242	89,030
Statoil ASA SP ADR	3,244	98,845
Stone Energy Corp.[a]	163	7,995
Suncor Energy Inc.	4,860	187,596
Swift Energy Co.[a,b]	143	1,763
Talisman Energy Inc.	3,428	35,411
Targa Resources Corp.	127	13,715
Teekay Corp.	143	8,024
Teekay Tankers Ltd. Class A	326	1,138
Tesoro Corp.	430	24,205
Total SA SP ADR	6,799	484,361
TransCanada Corp.	2,334	108,834

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Tsakos Energy Navigation Ltd.	221	$1,576
Ultra Petroleum Corp.[a,b]	507	15,109
Ultrapar Participacoes SA SP ADR	1,262	31,411
USEC Inc.[a]	21	71
VAALCO Energy Inc.[a]	188	1,733
Valero Energy Corp.	1,739	99,419
Vermilion Energy Inc.[a]	326	21,764
W&T Offshore Inc.	121	2,323
Western Refining Inc.	187	8,135
Whiting Petroleum Corp.[a]	381	28,087
Williams Companies Inc. (The)	2,270	95,726
World Fuel Services Corp.	245	11,157
WPX Energy Inc.[a]	654	13,917
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	709	5,296
YPF SA SP ADR	486	13,832

		8,894,243
PAPER & FOREST PRODUCTS — 0.18%
Boise Cascade Co.[a,b]	53	1,326
Clearwater Paper Corp.[a]	78	4,788
Deltic Timber Corp.	40	2,430
Domtar Corp.	120	11,203
Fibria Celulose SA SP ADR[a,b]	656	6,514
International Paper Co.	1,463	68,249
KapStone Paper and Packaging Corp.[a]	286	7,545
Louisiana-Pacific Corp.[a]	492	8,064
Neenah Paper Inc.	53	2,670
P.H. Glatfelter Co.	154	3,930
Resolute Forest Products Inc.[a]	274	4,888
Schweitzer-Mauduit International Inc.	104	4,539
Wausau Paper Corp.	162	1,937

		128,083
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	1,439	21,988
Coty Inc. Class A	189	3,033
Estee Lauder Companies Inc. (The) Class A	774	56,169
Herbalife Ltd.[b]	318	19,074
Medifast Inc.[a,b]	53	1,677
Nu Skin Enterprises Inc. Class A	172	14,964
Revlon Inc. Class Aa	36	1,085
USANA Health Sciences Inc.[a]	23	1,561

		119,551
PHARMACEUTICALS — 8.20%
AbbVie Inc.	5,263	274,097
Actavis PLC[a]	577	117,898
Allergan Inc.	996	165,177
AstraZeneca PLC SP ADR	3,685	291,299
Bristol-Myers Squibb Co.	5,472	274,093
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	409	18,434
Eli Lilly and Co.	3,317	196,035
Forest Laboratories Inc.[a]	870	79,962
GlaxoSmithKline PLC SP ADR	7,590	420,258
Hospira Inc.[a]	508	23,266
Johnson & Johnson	9,359	947,973
Lannett Co. Inc.[a]	81	2,797
Mallinckrodt PLC[a]	195	13,890
Merck & Co. Inc.	9,718	569,086
Novartis AG SP ADR	8,186	711,691

Security	Shares	Value

Novo-Nordisk A/S SP ADR	7,358	$333,980
Perrigo Co. PLC	428	62,000
Pfizer Inc.	21,555	674,240
Prestige Brands Holdings Inc.[a]	176	5,900
Sanofi SP ADR	7,868	423,298
Taro Pharmaceutical Industries Ltd.[a]	51	5,729
Teva Pharmaceutical Industries Ltd. SP ADR	3,098	151,368
Valeant Pharmaceuticals International Inc.[a]	1,099	146,947
Zoetis Inc.	1,646	49,808

		5,959,226
PROFESSIONAL SERVICES — 0.32%
CBIZ Inc.[a,b]	143	1,225
CDI Corp.	44	674
Corporate Executive Board Co. (The)	113	7,799
Dun & Bradstreet Corp. (The)	137	15,174
Equifax Inc.	390	27,616
Franklin Covey Co.[a]	53	1,074
FTI Consulting Inc.[a,b]	140	4,802
GP Strategies Corp.[a]	53	1,393
Hill International Inc.[a]	87	585
IHS Inc. Class Aa	217	26,177
Insperity Inc.	81	2,597
Korn/Ferry International[a]	158	4,590
Manpowergroup Inc.	233	18,952
Mistras Group Inc.[a]	53	1,204
Navigant Consulting Inc.[a]	173	2,906
Nielsen Holdings NV	965	45,307
On Assignment Inc.[a]	151	5,285
Robert Half International Inc.	452	20,250
Stantec Inc.	153	9,068
Towers Watson & Co. Class A	215	24,127
TrueBlue Inc.[a]	153	4,093
WageWorks Inc.[a]	128	5,423

		230,321
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.18%
Acadia Realty Trust	158	4,287
AG Mortgage Investment Trust Inc.	100	1,769
Agree Realty Corp.	72	2,151
Alexander’s Inc.	8	2,766
Alexandria Real Estate Equities Inc.	207	15,281
Altisource Residential Corp.	190	5,343
American Assets Trust Inc.	129	4,380
American Campus Communities Inc.	364	13,905
American Tower Corp.	1,312	109,578
Annaly Capital Management Inc.	3,156	36,452
Anworth Mortgage Asset Corp.	443	2,392
Apartment Investment and Management Co. Class A	462	14,243
Apollo Commercial Real Estate Finance Inc.	101	1,718
Apollo Residential Mortgage Inc.	76	1,227
ARMOUR Residential REIT Inc.	1,608	6,818
Ashford Hospitality Prime Inc.	54	828
Ashford Hospitality Trust Inc.	298	3,057
Associated Estates Realty Corp.	201	3,373
AvalonBay Communities Inc.	426	58,170
BioMed Realty Trust Inc.[b]	609	12,728
Blackstone Mortgage Trust Inc. Class A	155	4,407
Boston Properties Inc.	501	58,687
Brandywine Realty Trust	448	6,518
Brixmor Property Group Inc.	213	4,677

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF
April 30, 2014

Security	Shares	Value

Camden Property Trust	278	$19,040
Campus Crest Communities Inc.	179	1,541
Capstead Mortgage Corp.	280	3,578
CBL & Associates Properties Inc.	487	8,849
Cedar Realty Trust Inc.	355	2,197
Chatham Lodging Trust	120	2,440
Chesapeake Lodging Trust	180	4,858
Chimera Investment Corp.	3,293	10,175
Colony Financial Inc.	212	4,611
Columbia Property Trust Inc.	447	12,668
CommonWealth REIT	343	8,716
CoreSite Realty Corp.	40	1,217
Corporate Office Properties Trust	246	6,580
Corrections Corp. of America	389	12,759
Cousins Properties Inc.	589	6,850
Crown Castle International Corp.	1,074	78,112
CubeSmart	464	8,630
CYS Investments Inc.	593	5,100
DCT Industrial Trust Inc.	947	7,405
DDR Corp.	969	16,638
DiamondRock Hospitality Co.	688	8,442
Digital Realty Trust Inc.[b]	424	22,642
Douglas Emmett Inc.	414	11,426
Duke Realty Corp.	1,040	18,221
DuPont Fabros Technology Inc.[b]	232	5,621
Dynex Capital Inc.	209	1,793
EastGroup Properties Inc.	104	6,578
Education Realty Trust Inc.	263	2,683
Empire State Realty Trust Inc. Class A	263	4,024
EPR Properties	137	7,345
Equity Lifestyle Properties, Inc.	282	11,807
Equity One Inc.	205	4,619
Equity Residential	1,190	70,734
Essex Property Trust Inc.	212	36,731
Excel Trust Inc.	188	2,373
Extra Space Storage Inc.	361	18,891
Federal Realty Investment Trust	216	25,389
FelCor Lodging Trust Inc.	475	4,384
First Industrial Realty Trust Inc.	353	6,485
First Potomac Realty Trust	172	2,241
General Growth Properties Inc.	1,876	43,092
GEO Group Inc. (The)	259	8,684
Getty Realty Corp.	126	2,384
Glimcher Realty Trust	503	5,126
Government Properties Income Trust	184	4,683
Gramercy Property Trust Inc.	108	564
Granite Real Estate Investment Trust	123	4,727
Hatteras Financial Corp.	345	6,752
HCP Inc.	1,496	62,623
Health Care REIT Inc.	927	58,484
Healthcare Realty Trust Inc.	356	8,953
Healthcare Trust of America Inc. Class A	593	6,932
Hersha Hospitality Trust	789	4,584
Highwoods Properties Inc.	301	12,145
Home Properties Inc.	197	12,135
Hospitality Properties Trust	413	12,411
Host Hotels & Resorts Inc.	2,409	51,673
Hudson Pacific Properties Inc.	203	4,781
Inland Real Estate Corp.[b]	384	4,013
Invesco Mortgage Capital Inc.	440	7,335
Investors Real Estate Trust	345	3,008
iStar Financial Inc.[a]	338	5,023
Kilroy Realty Corp.	284	16,918

Security	Shares	Value

Kimco Realty Corp.	1,208	$27,687
Kite Realty Group Trust	203	1,259
LaSalle Hotel Properties	284	9,395
Lexington Realty Trust	627	6,746
Liberty Property Trust	480	18,000
LTC Properties Inc.	119	4,597
Macerich Co. (The)	486	31,546
Mack-Cali Realty Corp.	226	4,604
Medical Properties Trust Inc.	498	6,723
MFA Financial Inc.	1,178	9,341
Mid-America Apartment Communities Inc.	267	18,597
Monmouth Real Estate Investment Corp. Class A	199	1,869
National Health Investors Inc.	74	4,565
National Retail Properties Inc.[b]	353	12,048
New Residential Investment Corp.	791	4,825
New York REIT Inc.[a]	580	6,223
Newcastle Investment Corp.	962	4,319
NorthStar Realty Finance Corp.	1,013	16,228
Omega Healthcare Investors Inc.[b]	400	13,912
One Liberty Properties Inc.	74	1,638
Parkway Properties Inc.	185	3,489
Pebblebrook Hotel Trust	211	7,267
Pennsylvania Real Estate Investment Trust	235	3,889
PennyMac Mortgage Investment Trust[c]	216	5,063
Piedmont Office Realty Trust Inc. Class A	525	9,245
Plum Creek Timber Co. Inc.	591	25,768
Post Properties Inc.	160	8,034
Prologis Inc.	1,595	64,805
PS Business Parks Inc.	72	6,175
Public Storage	471	82,665
RAIT Financial Trust	153	1,252
Ramco-Gershenson Properties Trust	152	2,505
Rayonier Inc.	407	18,356
Realty Income Corp.[b]	669	29,068
Redwood Trust Inc.[b]	299	6,518
Regency Centers Corp.	294	15,414
Resource Capital Corp.[b]	424	2,332
Retail Properties of America Inc. Class A	915	13,103
RLJ Lodging Trust	399	10,641
Rouse Properties Inc.	120	2,015
Ryman Hospitality Properties Inc.	163	7,425
Saul Centers Inc.	54	2,478
Select Income REIT	152	4,679
Senior Housing Properties Trust	601	14,105
Silver Bay Realty Trust Corp.	112	1,678
Simon Property Group Inc.	1,020	176,664
SL Green Realty Corp.	298	31,204
Sovran Self Storage Inc.	107	8,121
Spirit Realty Capital Inc.	1,120	12,062
STAG Industrial Inc.	198	4,659
Starwood Property Trust Inc.	661	15,897
Starwood Waypoint Residential Trust[a]	132	3,586
Strategic Hotels & Resorts Inc.[a,b]	692	7,467
Summit Hotel Properties Inc.	310	2,809
Sun Communities Inc.	116	5,286
Sunstone Hotel Investors Inc.	608	8,700
Tanger Factory Outlet Centers Inc.	289	10,311
Taubman Centers Inc.	204	14,859
Terreno Realty Corp.	121	2,211
Two Harbors Investment Corp.	1,098	11,397
UDR Inc.	778	20,119
Universal Health Realty Income Trust	46	1,952
Urstadt Biddle Properties Inc. Class A	63	1,286

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Ventas Inc.	936	$61,851
Vornado Realty Trust	563	57,764
Washington Real Estate Investment Trust	218	5,332
Weingarten Realty Investors	374	11,669
Weyerhaeuser Co.	1,853	55,312
Winthrop Realty Trust	169	2,349
WP Carey Inc.	193	11,866

		2,313,002
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.28%
Alexander & Baldwin Inc.	129	4,813
Brookfield Asset Management Inc. Class A	1,751	73,647
Brookfield Office Properties Inc.	803	15,891
CBRE Group Inc. Class Aa	1,064	28,345
E-House (China) Holdings Ltd. SP ADR	188	1,636
Forest City Enterprises Inc. Class Aa	548	10,363
Forestar Group Inc.[a]	63	1,074
Gazit-Globe Ltd.	329	4,241
Howard Hughes Corp. (The)[a]	123	17,559
IRSA Inversiones y Representaciones SA SP ADR	86	1,143
Jones Lang LaSalle Inc.	141	16,340
Kennedy-Wilson Holdings Inc.	274	5,984
Realogy Holdings Corp.[a]	492	20,689
St. Joe Co. (The)[a,b]	71	1,267
Tejon Ranch Co.[a]	60	1,861

		204,853
ROAD & RAIL — 1.20%
Canadian National Railway Co.	2,792	163,527
Canadian Pacific Railway Ltd.	591	92,178
Celadon Group Inc.	75	1,726
Con-way Inc.	186	7,901
CSX Corp.	3,366	94,989
Genesee & Wyoming Inc. Class Aa	149	14,752
Guangshen Railway Co. Ltd. Class H SP ADR	98	1,856
Hertz Global Holdings Inc.[a]	1,504	42,819
Kansas City Southern Industries Inc.	366	36,922
Knight Transportation Inc.	188	4,461
Norfolk Southern Corp.	1,039	98,217
Roadrunner Transportation Systems Inc.[a]	53	1,305
Ryder System Inc.	176	14,464
Swift Transportation Co.[a]	213	5,123
Union Pacific Corp.	1,520	289,454

		869,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.60%
Advanced Micro Devices Inc.[a,b]	2,347	9,599
Advanced Semiconductor Engineering Inc. SP ADR	4,296	25,389
Advantest Corp. SP ADR	521	5,742
Freescale Semiconductor Ltd.[a,b]	310	6,811
Inphi Corp.[a]	68	1,006
International Rectifier Corp.[a]	251	6,536
Magnachip Semiconductor Corp.[a]	148	2,072
MaxLinear Inc. Class Aa,b	184	1,448
NeoPhotonics Corp.[a]	53	306
Renesola Ltd. SP ADR[a]	605	1,646
Semiconductor Manufacturing International Corp. SP ADR[a]	1,367	5,673
Spansion Inc. Class Aa	173	3,085
STMicroelectronics NV NYS	2,200	20,878
STR Holdings Inc.[a]	138	218

Security	Shares	Value

SunEdison Inc.[a]	813	$15,634
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	15,003	301,560
Teradyne Inc.[a]	564	9,966
Trina Solar Ltd. SP ADR[a,b]	240	2,683
United Microelectronics Corp. SP ADR	7,791	16,984
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	353	1,207

		438,443
SOFTWARE — 1.37%
AVG Technologies[a,b]	150	2,809
Ellie Mae Inc.[a,b]	101	2,463
FactSet Research Systems Inc.	143	15,229
Fair Isaac Corp.	95	5,434
FleetMatics Group PLC[a]	144	4,324
Giant Interactive Group Class A	369	4,336
Guidewire Software Inc.[a]	210	7,930
Imperva Inc.[a]	65	1,487
Infoblox Inc.[a]	213	4,179
Konami Corp. SP ADR	323	7,316
NetSuite Inc.[a]	112	8,659
Oracle Corp.	11,217	458,551
PROS Holdings Inc.[a]	68	1,863
Red Hat Inc.[a]	639	31,087
Rosetta Stone Inc.[a]	76	905
Salesforce.com Inc.[a]	1,815	93,745
SAP AG SP ADR	3,014	244,104
ServiceNow Inc.[a]	401	19,938
SolarWinds Inc.[a]	237	9,556
Solera Holdings Inc.	243	15,742
Tableau Software Inc. Class Aa	107	5,914
Tyler Technologies Inc.[a]	98	8,002
VMware Inc. Class Aa	270	24,978
Workday Inc. Class Aa,b	261	19,071

		997,622
SPECIALTY RETAIL — 1.72%
Aaron’s Inc.	203	5,982
Abercrombie & Fitch Co. Class A	257	9,447
Advance Auto Parts Inc.	249	30,201
Aeropostale Inc.[a,b]	199	989
American Eagle Outfitters Inc.	576	6,659
ANN INC.[a]	147	5,761
Asbury Automotive Group Inc.[a]	109	6,730
AutoNation Inc.[a]	336	17,805
AutoZone Inc.[a]	114	60,864
Barnes & Noble Inc.[a]	76	1,246
Best Buy Co. Inc.	901	23,363
Brown Shoe Co. Inc.	148	3,491
Buckle Inc. (The)[b]	69	3,242
Cabela’s Inc.[a,b]	149	9,776
CarMax Inc.[a]	731	32,003
Cato Corp. (The) Class A	58	1,652
Chico’s FAS Inc.	539	8,559
Christopher & Banks Corp.[a]	159	992
CST Brands Inc.	213	6,950
Dick’s Sporting Goods Inc.	340	17,904
DSW Inc. Class A	258	8,615
Express Inc.[a]	257	3,745
Foot Locker Inc.	461	21,450
GameStop Corp. Class A	410	16,269
Gap Inc. (The)	876	34,427

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

Genesco Inc.[a]	81	$6,186
GNC Holdings Inc. Class A	293	13,185
Group 1 Automotive Inc.	81	5,843
Guess? Inc.	208	5,597
Haverty Furniture Companies Inc.	62	1,584
hhgregg Inc.[a,b]	75	647
Home Depot Inc. (The)	4,683	372,345
L Brands Inc.	790	42,818
Lithia Motors Inc. Class A	76	5,645
Lowe’s Companies Inc.	3,515	161,374
Lumber Liquidators Holdings Inc.[a]	98	8,542
MarineMax Inc.[a]	78	1,253
Men’s Wearhouse Inc. (The)	153	7,249
Murphy USA Inc.[a]	152	6,460
New York & Co. Inc.[a]	255	1,068
Office Depot Inc.[a]	1,804	7,378
Penske Automotive Group Inc.	160	7,338
Pep Boys — Manny, Moe & Jack (The)[a]	203	2,075
Pier 1 Imports Inc.	301	5,496
RadioShack Corp.[a,b]	335	479
Restoration Hardware Holdings Inc.[a]	96	5,989
Sally Beauty Holdings Inc.[a]	553	15,158
Signet Jewelers Ltd.	270	27,356
Sonic Automotive Inc. Class A	121	2,945
Stage Stores Inc.	93	1,784
Systemax Inc.[a]	165	2,853
Tiffany & Co.	402	35,171
TJX Companies Inc. (The)	2,356	137,072
Vitamin Shoppe Inc.[a]	72	3,447
Williams-Sonoma Inc.	293	18,406
Zale Corp.[a]	99	2,118

		1,252,983
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
Carter’s Inc.	176	12,964
Coach Inc.	927	41,390
Gildan Activewear Inc.	365	18,670
Hanesbrands Inc.	316	25,940
Kate Spade & Co.[a]	410	14,256
Luxottica Group SpA SP ADR	461	26,388
Michael Kors Holdings Ltd.[a]	611	55,723
Movado Group Inc.	60	2,357
Nike Inc. Class B	2,342	170,849
Oxford Industries Inc.	49	3,234
PVH Corp.	265	33,276
Quiksilver Inc.[a]	443	2,844
Ralph Lauren Corp.	202	30,577
SKECHERS U.S.A. Inc. Class Aa	128	5,247
Tumi Holdings Inc.[a]	156	3,185
Under Armour Inc. Class Aa,b	526	25,716
Unifi Inc.[a]	28	620
VF Corp.	1,176	71,842
Wolverine World Wide Inc.	328	9,217

		554,295
THRIFTS & MORTGAGE FINANCE — 0.10%
Astoria Financial Corp.	203	2,692
Doral Financial Corp.[a]	27	258
EverBank Financial Corp.	291	5,448
Federal Agricultural Mortgage Corp. Class C NVS	29	1,032
Flagstar Bancorp Inc.[a]	94	1,654

Security	Shares	Value

MGIC Investment Corp.[a]	1,089	$9,366
Nationstar Mortgage Holdings Inc.[a,b]	69	2,258
New York Community Bancorp Inc.	1,459	22,483
Ocwen Financial Corp.[a]	367	13,909
Provident Financial Services Inc.	185	3,215
Radian Group Inc.	606	8,472
Walker & Dunlop Inc.[a,b]	117	1,835

		72,622
TOBACCO — 1.19%
Alliance One International Inc.[a]	289	743
Altria Group Inc.	6,659	267,092
Lorillard Inc.	1,249	74,216
Philip Morris International Inc.	5,328	455,171
Reynolds American Inc.	1,044	58,913
Universal Corp.	61	3,329
Vector Group Ltd.	250	5,325

		864,789
TRADING COMPANIES & DISTRIBUTORS — 0.24%
AerCap Holdings NVa	247	10,307
Air Lease Corp.	307	11,012
Aircastle Ltd.	161	2,829
Applied Industrial Technologies Inc.	128	6,134
CAI International Inc.[a]	41	892
Fly Leasing Ltd. SP ADR	87	1,222
GATX Corp.	124	8,138
Kaman Corp.	83	3,483
MFC Industrial Ltd.	156	1,164
MRC Global Inc.[a]	324	9,458
MSC Industrial Direct Co. Inc. Class A	138	12,566
TAL International Group Inc.	101	4,260
Textainer Group Holdings Ltd.[b]	61	2,397
United Rentals Inc.[a]	299	28,055
W.W. Grainger Inc.	199	50,626
Watsco Inc.	91	9,365
WESCO International Inc.[a,b]	128	11,236

		173,144
TRANSPORTATION INFRASTRUCTURE — 0.03%
Aegean Marine Petroleum Network Inc.	60	554
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	98	5,909
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	80	9,780
Wesco Aircraft Holdings Inc.[a]	235	4,761

		21,004
WATER UTILITIES — 0.08%
American States Water Co.	126	3,825
American Water Works Co. Inc.	555	25,269
Aqua America Inc.	564	14,151
California Water Service Group	141	3,173
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	1,215	11,518
SJW Corp.	66	1,797

		59,733
WIRELESS TELECOMMUNICATION SERVICES — 0.81%
America Movil SAB de CV Series L SP ADR	6,752	135,580
Cellcom Israel Ltd.	141	1,788

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

April 30, 2014

Security	Shares	Value

China Mobile Ltd. SP ADR	3,496	$165,815
Mobile TeleSystems OJSC SP ADR	1,693	28,375
NTT DOCOMO Inc. SP ADR	4,575	73,108
Philippine Long Distance Telephone Co. SP ADR	304	19,608
Rogers Communications Inc. Class B	1,201	47,704
SK Telecom Co. Ltd. SP ADR	1,338	30,894
Sprint Corp.[a]	2,605	22,142
T-Mobile US Inc.	906	26,537
Telephone & Data Systems Inc.	282	7,668
TIM Participacoes SA SP ADR	578	15,554
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,108	16,044
United States Cellular Corp.	25	1,039

		591,856

TOTAL COMMON STOCKS
(Cost: $69,418,238)		72,592,529

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	78	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.24%

MONEY MARKET FUNDS — 2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	1,452,342	1,452,342
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	79,038	79,038
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	95,927	95,927

		1,627,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,627,307)		1,627,307

TOTAL INVESTMENTS IN SECURITIES — 102.12%
(Cost: $71,045,545)		74,219,836
Other Assets, Less Liabilities — (2.12)%		(1,544,309)

NET ASSETS — 100.00%		$72,675,527

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

229

Schedule of Investments  (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

COMMUNICATIONS EQUIPMENT — 8.22%
QUALCOMM Inc.	417,150	$32,833,877

		32,833,877
COMPUTER STORAGE & PERIPHERALS — 4.50%
SanDisk Corp.	211,354	17,958,749

		17,958,749
SEMICONDUCTOR EQUIPMENT — 15.09%
Applied Materials Inc.	1,230,318	23,449,861
ASML Holding NV NYS	96,213	7,830,776
KLA-Tencor Corp.	175,614	11,237,540
Lam Research Corp.[a]	171,119	9,858,166
SunEdison Inc.[a,b]	220,396	4,238,215
Teradyne Inc.[a]	204,448	3,612,596

		60,227,154
SEMICONDUCTORS — 72.07%
Advanced Micro Devices Inc.[a,b]	765,104	3,129,275
Altera Corp.	334,789	10,887,338
Analog Devices Inc.	309,004	15,848,815
ARM Holdings PLC	134,359	6,116,022
Atmel Corp.[a]	448,396	3,484,037
Avago Technologies Ltd.	254,516	16,161,766
Broadcom Corp. Class A	528,386	16,279,573
Cree Inc.[a,b]	128,274	6,050,685
Freescale Semiconductor Ltd.[a,b]	310,728	6,826,694
Intel Corp.	1,268,463	33,855,277
Linear Technology Corp.	248,716	11,067,862
Marvell Technology Group Ltd.	518,585	8,224,758
Maxim Integrated Products Inc.	297,366	9,646,553
Microchip Technology Inc.	209,936	9,980,357
Micron Technology Inc.[a]	1,077,742	28,150,621
NVIDIA Corp.	599,374	11,070,438
NXP Semiconductors NVa	265,406	15,823,506
ON Semiconductor Corp.[a,b]	464,258	4,368,668
Skyworks Solutions Inc.[a]	199,181	8,176,380
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	869,046	17,467,825
Texas Instruments Inc.	698,559	31,749,507
Xilinx Inc.	281,328	13,275,868

		287,641,825

TOTAL COMMON STOCKS
(Cost: $392,572,451)		398,661,605

SHORT-TERM INVESTMENTS — 5.07%

MONEY MARKET FUNDS — 5.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	18,928,418	18,928,418

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,030,103	$1,030,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	265,722	265,722

		20,224,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,224,243)		20,224,243

TOTAL INVESTMENTS IN SECURITIES — 104.95%
(Cost: $412,796,694)		418,885,848
Other Assets, Less Liabilities — (4.95)%		(19,757,997)

NET ASSETS — 100.00%		$399,127,851

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

230

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2010 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 27.31%
iShares Core S&P 500 ETF[a]	9,416	$1,784,709
iShares Core S&P Mid-Cap ETF[a]	3,601	487,215
iShares Core S&P Small-Cap ETF[a]	1,725	184,799

		2,456,723
DOMESTIC FIXED INCOME — 61.06%
iShares Core Total U.S. Bond Market ETF[a]	30,216	3,281,155
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	2,761	260,473
iShares Short Treasury Bond ETF[a]	11,635	1,282,991
iShares TIPS Bond ETF[a]	5,874	667,169

		5,491,788
INTERNATIONAL EQUITY — 11.57%
iShares MSCI EAFE ETF[a]	13,265	906,265
iShares MSCI Emerging Markets ETF[a]	3,251	134,364

		1,040,629

TOTAL INVESTMENT COMPANIES
(Cost: $8,245,545)		8,989,140

SHORT-TERM INVESTMENTS — 3.00%

MONEY MARKET FUNDS — 3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	250,609	250,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	13,638	13,638
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	5,668	5,668

		269,915

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,915)		269,915

TOTAL INVESTMENTS IN SECURITIES — 102.94%
(Cost: $8,515,460)		9,259,055
Other Assets, Less Liabilities — (2.94)%		(264,835)

NET ASSETS — 100.00%		$8,994,220

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

231

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2015 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 33.26%
iShares Core S&P 500 ETF[a]	33,297	$6,311,113
iShares Core S&P Mid-Cap ETF[a]	13,677	1,850,498
iShares Core S&P Small-Cap ETF[a]	7,026	752,695

		8,914,306
DOMESTIC FIXED INCOME — 50.97%
iShares Core Total U.S. Bond Market ETF[a]	79,026	8,581,433
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	7,723	728,588
iShares Short Treasury Bond ETF[a]	26,456	2,917,303
iShares TIPS Bond ETF[a]	12,606	1,431,790

		13,659,114
DOMESTIC REAL ESTATE — 1.27%
iShares Cohen & Steers REIT ETF[a]	3,996	341,458

		341,458
INTERNATIONAL EQUITY — 14.48%
iShares MSCI EAFE ETF[a]	49,234	3,363,667
iShares MSCI Emerging Markets ETF[a,b]	12,496	516,460

		3,880,127

TOTAL INVESTMENT COMPANIES
(Cost: $25,311,873)		26,795,005

SHORT-TERM INVESTMENTS — 4.77%

MONEY MARKET FUNDS — 4.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	1,204,756	1,204,756
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	65,564	65,564

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	7,594	$7,594

		1,277,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,277,914)		1,277,914

TOTAL INVESTMENTS IN SECURITIES — 104.75%
(Cost: $26,589,787)		28,072,919
Other Assets, Less Liabilities — (4.75)%		(1,271,639)

NET ASSETS — 100.00%		$26,801,280

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

232

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2020 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 38.82%
iShares Core S&P 500 ETF[a]	77,193	$14,631,161
iShares Core S&P Mid-Cap ETF[a]	33,011	4,466,389
iShares Core S&P Small-Cap ETF[a]	17,556	1,880,774

		20,978,324
DOMESTIC FIXED INCOME — 42.37%
iShares Core Total U.S. Bond Market ETF[a]	139,361	15,133,211
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	14,574	1,374,911
iShares Short Treasury Bond ETF[a]	40,052	4,416,534
iShares TIPS Bond ETF[a]	17,370	1,972,885

		22,897,541
DOMESTIC REAL ESTATE — 1.53%
iShares Cohen & Steers REIT ETF[a]	9,646	824,250

		824,250
INTERNATIONAL EQUITY — 17.23%
iShares MSCI EAFE ETF[a]	117,753	8,044,885
iShares MSCI Emerging Markets ETF[a,b]	30,695	1,268,624

		9,313,509

TOTAL INVESTMENT COMPANIES
(Cost: $48,724,170)		54,013,624

SHORT-TERM INVESTMENTS — 4.86%

MONEY MARKET FUNDS — 4.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	2,461,157	2,461,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	133,939	133,939

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	28,012	$28,012

		2,623,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,623,108)		2,623,108

TOTAL INVESTMENTS IN SECURITIES — 104.81%
(Cost: $51,347,278)		56,636,732
Other Assets, Less Liabilities — (4.81)%		(2,597,159)

NET ASSETS — 100.00%		$54,039,573

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

233

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2025 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 43.75%
iShares Core S&P 500 ETF[a]	69,371	$13,148,578
iShares Core S&P Mid-Cap ETF[a]	30,363	4,108,114
iShares Core S&P Small-Cap ETF[a]	16,445	1,761,753

		19,018,445
DOMESTIC FIXED INCOME — 34.73%
iShares Core Total U.S. Bond Market ETF[a]	96,498	10,478,718
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	10,815	1,020,287
iShares Short Treasury Bond ETF[a]	23,647	2,607,555
iShares TIPS Bond ETF[a]	8,713	989,622

		15,096,182
DOMESTIC REAL ESTATE — 1.74%
iShares Cohen & Steers REIT ETF[a]	8,830	754,524

		754,524
INTERNATIONAL EQUITY — 19.74%
iShares MSCI EAFE ETF[a]	108,141	7,388,193
iShares MSCI Emerging Markets ETF[a]	28,844	1,192,123

		8,580,316

TOTAL INVESTMENT COMPANIES
(Cost: $38,840,654)		43,449,467

SHORT-TERM INVESTMENTS — 2.31%

MONEY MARKET FUNDS — 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	933,689	933,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	50,812	50,812

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	20,026	$20,026

		1,004,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,004,527)		1,004,527

TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $39,845,181)		44,453,994
Other Assets, Less Liabilities — (2.27)%		(985,722)

NET ASSETS — 100.00%		$43,468,272

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

234

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2030 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 48.04%
iShares Core S&P 500 ETF[a]	66,827	$12,666,389
iShares Core S&P Mid-Cap ETF[a]	29,616	4,007,045
iShares Core S&P Small-Cap ETF[a]	16,182	1,733,578

		18,407,012
DOMESTIC FIXED INCOME — 28.02%
iShares Core Total U.S. Bond Market ETF[a]	71,688	7,784,600
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	8,634	814,532
iShares Short Treasury Bond ETF[a]	15,154	1,671,032
iShares TIPS Bond ETF[a]	4,111	466,927

		10,737,091
DOMESTIC REAL ESTATE — 1.91%
iShares Cohen & Steers REIT ETF[a]	8,543	729,999

		729,999
INTERNATIONAL EQUITY — 21.98%
iShares MSCI EAFE ETF[a]	105,848	7,231,535
iShares MSCI Emerging Markets ETF[a]	28,839	1,191,916

		8,423,451

TOTAL INVESTMENT COMPANIES (Cost: $33,252,946)		38,297,553

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	782,148	782,148
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	42,565	42,565

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	20,870	$20,870

		845,583

TOTAL SHORT-TERM INVESTMENTS (Cost: $845,583)		845,583

TOTAL INVESTMENTS IN SECURITIES — 102.16% (Cost: $34,098,529)		39,143,136
Other Assets, Less Liabilities — (2.16)%		(826,922)

NET ASSETS — 100.00%		$38,316,214

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

235

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2035 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 51.93%
iShares Core S&P 500 ETF[a]	57,041	$10,811,551
iShares Core S&P Mid-Cap ETF[a]	25,404	3,437,161
iShares Core S&P Small-Cap ETF[a]	13,915	1,490,714

		15,739,426
DOMESTIC FIXED INCOME — 21.89%
iShares Core Total U.S. Bond Market ETF[a]	46,657	5,066,484
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	6,071	572,738
iShares Short Treasury Bond ETF[a]	9,008	993,312

		6,632,534
DOMESTIC REAL ESTATE — 2.04%
iShares Cohen & Steers REIT ETF[a]	7,246	619,171

		619,171
INTERNATIONAL EQUITY — 24.09%
iShares MSCI EAFE ETF[a]	91,454	6,248,137
iShares MSCI Emerging Markets ETF[a,b]	25,438	1,051,353

		7,299,490

TOTAL INVESTMENT COMPANIES (Cost: $26,019,824)		30,290,621

SHORT-TERM INVESTMENTS — 4.10%

MONEY MARKET FUNDS — 4.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	1,162,072	1,162,072
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	63,241	63,241

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	17,956	$17,956

		1,243,269

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,243,269)		1,243,269

TOTAL INVESTMENTS IN SECURITIES — 104.05% (Cost: $27,263,093)		31,533,890
Other Assets, Less Liabilities — (4.05)%		(1,227,278)

NET ASSETS — 100.00%		$30,306,612

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

236

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2040 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 54.72%
iShares Core S&P 500 ETF[a]	96,408	$18,273,173
iShares Core S&P Mid-Cap ETF[a]	42,896	5,803,829
iShares Core S&P Small-Cap ETF[a]	23,440	2,511,127

		26,588,129
DOMESTIC FIXED INCOME — 17.40%
iShares Core Total U.S. Bond Market ETF[a]	58,517	6,354,361
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	8,306	783,588
iShares Short Treasury Bond ETF[a]	11,912	1,313,536

		8,451,485
DOMESTIC REAL ESTATE — 2.12%
iShares Cohen & Steers REIT ETF[a]	12,062	1,030,698

		1,030,698
INTERNATIONAL EQUITY — 25.71%
iShares MSCI EAFE ETF[a]	156,057	10,661,814
iShares MSCI Emerging Markets ETF[a,b]	44,321	1,831,787

		12,493,601

TOTAL INVESTMENT COMPANIES
(Cost: $40,695,260)		48,563,913

SHORT-TERM INVESTMENTS — 5.26%

MONEY MARKET FUNDS — 5.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	2,397,671	2,397,671
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	130,484	130,484

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	26,976	$26,976

		2,555,131

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,555,131)		2,555,131

TOTAL INVESTMENTS IN SECURITIES — 105.21%
(Cost: $43,250,391)		51,119,044
Other Assets, Less Liabilities — (5.21)%		(2,529,728)

NET ASSETS — 100.00%		$48,589,316

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

237

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2045 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 57.00%
iShares Core S&P 500 ETF[a]	14,303	$2,710,991
iShares Core S&P Mid-Cap ETF[a]	6,326	855,908
iShares Core S&P Small-Cap ETF[a]	3,434	367,884

		3,934,783
DOMESTIC FIXED INCOME — 13.60%
iShares Core Total U.S. Bond Market ETF[a]	6,107	663,159
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	964	90,944
iShares Short Treasury Bond ETF[a]	1,678	185,033

		939,136
DOMESTIC REAL ESTATE — 2.16%
iShares Cohen & Steers REIT ETF[a]	1,748	149,366

		149,366
INTERNATIONAL EQUITY — 27.14%
iShares MSCI EAFE ETF[a]	23,330	1,593,906
iShares MSCI Emerging Markets ETF[a,b]	6,770	279,804

		1,873,710

TOTAL INVESTMENT COMPANIES
(Cost: $6,278,283)		6,896,995

SHORT-TERM INVESTMENTS — 5.58%

MONEY MARKET FUNDS — 5.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	358,128	358,128
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	19,490	19,490

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	7,358	$7,358

		384,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $384,976)		384,976

TOTAL INVESTMENTS IN SECURITIES — 105.48%
(Cost: $6,663,259)		7,281,971
Other Assets, Less Liabilities — (5.48)%		(378,124)

NET ASSETS — 100.00%		$6,903,847

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

238

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE 2050 ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 59.82%
iShares Core S&P 500 ETF[a]	22,846	$4,330,231
iShares Core S&P Mid-Cap ETF[a]	10,000	1,353,000
iShares Core S&P Small-Cap ETF[a]	5,370	575,288

		6,258,519
DOMESTIC FIXED INCOME — 9.05%
iShares Core Total U.S. Bond Market ETF[a]	6,151	667,937
iShares Short Treasury Bond ETF[a,b]	2,530	278,983

		946,920
DOMESTIC REAL ESTATE — 2.21%
iShares Cohen & Steers REIT ETF[a]	2,704	231,057

		231,057
INTERNATIONAL EQUITY — 28.89%
iShares MSCI EAFE ETF[a]	37,501	2,562,068
iShares MSCI Emerging Markets ETF[a,b]	11,129	459,962

		3,022,030

TOTAL INVESTMENT COMPANIES
(Cost: $9,461,320)		10,458,526

SHORT-TERM INVESTMENTS — 2.70%

MONEY MARKET FUNDS — 2.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	264,415	264,415
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	14,390	14,390
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	4,282	4,282

		283,087

TOTAL SHORT-TERM INVESTMENTS
(Cost: $283,087)		283,087

TOTAL INVESTMENTS IN SECURITIES — 102.67% (Cost: $9,744,407)		10,741,613
Other Assets, Less Liabilities — (2.67)%		(279,517)

NET ASSETS — 100.00%		$10,462,096

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

239

Schedule of Investments  (Unaudited)

iSHARES® TARGET DATE RETIREMENT INCOME ETF

April 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 20.34%
iShares Core S&P 500 ETF[a]	12,354	$2,341,577
iShares Core S&P Mid-Cap ETF[a]	4,101	554,865
iShares Core S&P Small-Cap ETF[a]	1,651	176,872

		3,073,314
DOMESTIC FIXED INCOME — 71.36%
iShares Core Total U.S. Bond Market ETF[a]	56,500	6,135,335
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	4,825	455,191
iShares Short Treasury Bond ETF[a]	24,686	2,722,125
iShares TIPS Bond ETF[a]	12,938	1,469,498

		10,782,149
INTERNATIONAL EQUITY — 8.24%
iShares MSCI EAFE ETF[a]	15,980	1,091,753
iShares MSCI Emerging Markets ETF[a,b]	3,702	153,004

		1,244,757

TOTAL INVESTMENT COMPANIES (Cost: $14,523,886)		15,100,220

SHORT-TERM INVESTMENTS — 3.97%

MONEY MARKET FUNDS — 3.97%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.13%[a,c,d]	560,162	560,162
BlackRock Cash Funds: Prime,
SL Agency Shares
0.11%[a,c,d]	30,485	30,485
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[a,c]	8,561	8,561

		599,208

TOTAL SHORT-TERM INVESTMENTS (Cost: $599,208)		599,208

TOTAL INVESTMENTS IN SECURITIES — 103.91% (Cost: $15,123,094)		15,699,428
Other Assets, Less Liabilities — (3.91)%		(590,978)

NET ASSETS — 100.00%		$15,108,450

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

240

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Aggressive Allocation
China Large-Cap
Conservative Allocation
Core MSCI EAFE
Core MSCI Total International Stock
Currency Hedged MSCI EAFE[a]
Developed Small-Cap ex North America
FTSE China
Growth Allocation
Moderate Allocation
Morningstar Multi-Asset Income
MSCI ACWI
MSCI ACWI ex U.S.
MSCI All Country Asia ex Japan
MSCI All Country Asia ex Japan Small-Cap
MSCI All Country Asia Information Technology
MSCI EAFE
MSCI EAFE Growth
MSCI EAFE Minimum Volatility
MSCI EAFE Small-Cap
MSCI EAFE Value
MSCI Emerging Markets Financials
MSCI Emerging Markets Materials
MSCI Europe Financials
MSCI Far East Financials

iShares ETF
MSCI Kokusai
MSCI Qatar Capped[b]
MSCI UAE Capped[b]
MSCI USA Minimum Volatility
MSCI USA Momentum Factor
MSCI USA Quality Factor
MSCI USA Size Factor
MSCI USA Value Factor
North American Natural Resources
North American Tech
North American Tech-Multimedia Networking
North American Tech-Software
NYSE 100
NYSE Composite
PHLX Semiconductor
Target Date 2010
Target Date 2015
Target Date 2020
Target Date 2025
Target Date 2030
Target Date 2035
Target Date 2040
Target Date 2045
Target Date 2050
Target Date Retirement Income

[a]	The Fund commenced operations on January 31, 2014.
[b]	The Fund commenced operations on April 29, 2014.

Each of the iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small-Cap, iShares All Country Asia Information Technology and iShares Core MSCI Total International Stock ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Aggressive Allocation
Assets:
Investment Companies	$242,872,883	$—	$—	$242,872,883
Money Market Funds	18,010,504	—	—	18,010,504

	$260,883,387	$—	$—	$260,883,387

China Large-Cap
Assets:
Common Stocks	$4,689,657,714	$—	$—	$4,689,657,714
Money Market Funds	194,581,428	—	—	194,581,428
Liabilities:
Futures Contracts[a]	(36,927)	—	—	(36,927)

	$4,884,202,215	$—	$—	$4,884,202,215

Conservative Allocation
Assets:
Investment Companies	$162,380,529	$—	$—	$162,380,529
Money Market Funds	13,698,835	—	—	13,698,835

	$176,079,364	$—	$—	$176,079,364

Core MSCI EAFE
Assets:
Common Stocks	$2,130,784,472	$1,340,840	$1	$2,132,125,313
Preferred Stocks	12,849,050	58,039	—	12,907,089
Rights	144,172	337,790	—	481,962
Warrants	62,440	—	—	62,440
Money Market Funds	25,550,786	—	—	25,550,786
Futures Contracts[a]	323,865	—	—	323,865

	$2,169,714,785	$1,736,669	$1	$2,171,451,455

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Core MSCI Total International Stock
Assets:
Common Stocks	$650,187,119	$481,178	$0	[b]	$650,668,297
Investment Companies	4,413,966	—	—		4,413,966
Preferred Stocks	9,793,638	13,291	—		9,806,929
Rights	31,730	73,913	—		105,643
Warrants	12,973	—	—		12,973
Money Market Funds	6,066,485	—	—		6,066,485
Futures Contracts[a]	86,625	—	—		86,625

	$670,592,536	$568,382	$0	[b]	$671,160,918

Currency Hedged MSCI EAFE
Assets:
Investment Companies	$2,505,021	$—	$—		$2,505,021
Money Market Funds	1,647	—	—		1,647
Forward Currency Contracts[c]		8,919			8,919
Liabilities:
Forward Currency Contracts[c]	—	(29,128)	—		(29,128)

	$2,506,668	$(20,209)	$—		$2,486,459

Developed Small-Cap ex North America
Assets:
Common Stocks	$45,479,670	$5,643	$2,387		$45,487,700
Investment Companies	188,022	—	—		188,022
Preferred Stocks	173,358	—	—		173,358
Rights	4,895	2,451	0	[b]	7,346
Warrants	1	—	—		1
Money Market Funds	1,000,421	—	—		1,000,421

	$46,846,367	$8,094	$2,387		$46,856,848

FTSE China
Assets:
Common Stocks	$26,450,470	$22,330	$—		$26,472,800
Rights	20	—	—		20
Money Market Funds	1,199,446	—	—		1,199,446

	$27,649,936	$22,330	$—		$27,672,266

Growth Allocation
Assets:
Investment Companies	$282,127,415	$—	$—		$282,127,415
Money Market Funds	14,378,427	—	—		14,378,427

	$296,505,842	$—	$—		$296,505,842

Moderate Allocation
Assets:
Investment Companies	$229,973,792	$—	$—		$229,973,792
Money Market Funds	19,635,059	—	—		19,635,059

	$249,608,851	$—	$—		$249,608,851

Morningstar Multi-Asset Income
Assets:
Investment Companies	$129,687,080	$—	$—		$129,687,080
Money Market Funds	53,164,404	—	—		53,164,404

	$182,851,484	$—	$—		$182,851,484

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1		Level 2	Level 3	Total

MSCI ACWI
Assets:
Common Stocks	$5,722,082,904		$1,371,559	$—	$5,723,454,463
Preferred Stocks	48,104,185		100,354	—	48,204,539
Rights	1,081		385,213	—	386,294
Money Market Funds	87,567,041		—	—	87,567,041

	$5,857,755,211		$1,857,126	$—	$5,859,612,337

MSCI ACWI ex U.S.
Assets:
Common Stocks	$1,575,048,023		$914,841	$2	$1,575,962,866
Preferred Stocks	27,783,922		32,153	—	27,816,075
Rights	292		208,192	—	208,484
Money Market Funds	19,486,993		—	—	19,486,993

	$1,622,319,230		$1,155,186	$2	$1,623,474,418

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$2,271,067,815		$3,080,886	$—	$2,274,148,701
Preferred Stocks	23,173,362		—	—	23,173,362
Rights	453		73,815	—	74,268
Money Market Funds	88,275,426		—	—	88,275,426

	$2,382,517,056		$3,154,701	$—	$2,385,671,757

MSCI All Country Asia ex Japan Small-Cap
Assets:
Common Stocks	$5,722,427		$25,717	$8,056	$5,756,200
Rights	—		163	—	163
Warrants	0	[b]	—	—	0	[b]
Money Market Funds	189,242		—	—	189,242

	$5,911,669		$25,880	$8,056	$5,945,605

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$6,179,811		$—	$—	$6,179,811
Preferred Stocks	136,487		—	—	136,487
Money Market Funds	32,587		—	—	32,587

	$6,348,885		$—	$—	$6,348,885

MSCI EAFE
Assets:
Common Stocks	$53,752,477,528		$38,086,336	$546	$53,790,564,410
Preferred Stocks	339,505,304		1,718,537	—	341,223,841
Rights	3,755,984		9,770,547	—	13,526,531
Money Market Funds	640,537,762		—	—	640,537,762
Futures Contracts[a]	11,386,752		—	—	11,386,752
Liabilities:
Futures Contracts[a]	(1,916,982)		—	—	(1,916,982)

	$54,745,746,348		$49,575,420	$546	$54,795,322,314

MSCI EAFE Growth
Assets:
Common Stocks	$1,779,958,133		$2,573,798	$—	$1,782,531,931
Preferred Stocks	6,310,207		114,152	—	6,424,359
Rights	252,195		323,930	—	576,125
Money Market Funds	23,953,986		—	—	23,953,986

	$1,810,474,521		$3,011,880	$—	$1,813,486,401

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$1,082,491,942		$4,585,550	$—	$1,087,077,492
Rights	792,484		—	—	792,484
Money Market Funds	17,488,578		—	—	17,488,578

	$1,100,773,004		$4,585,550	$—	$1,105,358,554

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI EAFE Small-Cap
Assets:
Common Stocks	$4,002,903,427	$946,495	$44		$4,003,849,966
Preferred Stocks	10,960,942	—	0	[b]	10,960,942
Rights	294,121	2,336	5		296,462
Warrants	921,410	—	—		921,410
Money Market Funds	210,933,748	—	—		210,933,748

	$4,226,013,648	$948,831	$49		$4,226,962,528

MSCI EAFE Value
Assets:
Common Stocks	$2,682,369,390	$—	$38		$2,682,369,428
Preferred Stocks	24,625,056	—	—		24,625,056
Rights	—	455,935	—		455,935
Money Market Funds	16,915,364	—	—		16,915,364

	$2,723,909,810	$455,935	$38		$2,724,365,783

MSCI Emerging Markets Financials
Assets:
Common Stocks	$5,434,756	$30,441	$—		$5,465,197
Preferred Stocks	599,461	—	—		599,461
Money Market Funds	53,766	—	—		53,766

	$6,087,983	$30,441	$—		$6,118,424

MSCI Emerging Markets Materials
Assets:
Common Stocks	$5,571,093	$—	$—		$5,571,093
Preferred Stocks	733,301	—	—		733,301
Rights	23	—	—		23
Money Market Funds	136,497	—	—		136,497

	$6,440,914	$—	$—		$6,440,914

MSCI Europe Financials
Assets:
Common Stocks	$502,343,894	$—	$0	[b]	$502,343,894
Rights	—	586,605	—		586,605
Money Market Funds	410,343	—	—		410,343

	$502,754,237	$586,605	$0[b]		$503,340,842

MSCI Far East Financials
Assets:
Common Stocks	$5,457,236	$—	$—		$5,457,236
Money Market Funds	123,945	—	—		123,945

	$5,581,181	$—	$—		$5,581,181

MSCI Kokusai
Assets:
Common Stocks	$495,319,542	$150,590	$1		$495,470,133
Preferred Stocks	1,395,515	7,080	—		1,402,595
Rights	13,022	40,594	—		53,616
Money Market Funds	4,132,293	—	—		4,132,293

	$500,860,372	$198,264	$1		$501,058,637

MSCI Qatar Capped
Assets:
Common Stocks	$7,300,586	$—	$—		$7,300,586

	$7,300,586	$—	$—		$7,300,586

MSCI UAE Capped
Assets:
Common Stocks	$17,383,147	$—	$—		$17,383,147

	$17,383,147	$—	$—		$17,383,147

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

MSCI USA Minimum Volatility
Assets:
Common Stocks	$2,533,018,342	$—		$—	$2,533,018,342
Money Market Funds	58,700,517	—		—	58,700,517

	$2,591,718,859	$—		$—	$2,591,718,859

MSCI USA Momentum Factor
Assets:
Common Stocks	$247,549,766	$—		$—	$247,549,766
Money Market Funds	12,474,311	—		—	12,474,311

	$260,024,077	$—		$—	$260,024,077

MSCI USA Quality Factor
Assets:
Common Stocks	$379,948,333	$—		$—	$379,948,333
Money Market Funds	6,137,340	—		—	6,137,340

	$386,085,673	$—		$—	$386,085,673

MSCI USA Size Factor
Assets:
Common Stocks	$125,424,480	$—		$—	$125,424,480
Money Market Funds	3,264,141	—		—	3,264,141

	$128,688,621	$—		$—	$128,688,621

MSCI USA Value Factor
Assets:
Common Stocks	$134,129,855	$—		$—	$134,129,855
Money Market Funds	710,382	—		—	710,382

	$134,840,237	$—		$—	$134,840,237

North American Natural Resources
Assets:
Common Stocks	$2,291,266,134	$—		$—	$2,291,266,134
Money Market Funds	49,976,459	—		—	49,976,459

	$2,341,242,593	$—		$—	$2,341,242,593

North American Tech
Assets:
Common Stocks	$676,057,684	$—		$—	$676,057,684
Money Market Funds	18,490,657	—		—	18,490,657

	$694,548,341	$—		$—	$694,548,341

North American Tech-Multimedia Networking
Assets:
Common Stocks	$319,153,730	$—		$—	$319,153,730
Money Market Funds	48,324,329	—		—	48,324,329

	$367,478,059	$—		$—	$367,478,059

North American Tech-Software
Assets:
Common Stocks	$1,288,001,250	$—		$—	$1,288,001,250
Money Market Funds	148,151,248	—		—	148,151,248

	$1,436,152,498	$—		$—	$1,436,152,498

NYSE 100
Assets:
Common Stocks	$69,017,246	$—		$—	$69,017,246
Money Market Funds	65,972	—		—	65,972

	$69,083,218	$—		$—	$69,083,218

NYSE Composite
Assets:
Common Stocks	$72,592,340	$149		$40	$72,592,529
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	1,627,307	—		—	1,627,307

	$74,219,647	$149		$40	$74,219,836

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

PHLX Semiconductor
Assets:
Common Stocks	$398,661,605	$—	$—	$398,661,605
Money Market Funds	20,224,243	—	—	20,224,243

	$418,885,848	$—	$—	$418,885,848

Target Date 2010
Assets:
Investment Companies	$8,989,140	$—	$—	$8,989,140
Money Market Funds	269,915	—	—	269,915

	$9,259,055	$—	$—	$9,259,055

Target Date 2015
Assets:
Investment Companies	$26,795,005	$—	$—	$26,795,005
Money Market Funds	1,277,914	—	—	1,277,914

	$28,072,919	$—	$—	$28,072,919

Target Date 2020
Assets:
Investment Companies	$54,013,624	$—	$—	$54,013,624
Money Market Funds	2,623,108	—	—	2,623,108

	$56,636,732	$—	$—	$56,636,732

Target Date 2025
Assets:
Investment Companies	$43,449,467	$—	$—	$43,449,467
Money Market Funds	1,004,527	—	—	1,004,527

	$44,453,994	$—	$—	$44,453,994

Target Date 2030
Assets:
Investment Companies	$38,297,553	$—	$—	$38,297,553
Money Market Funds	845,583	—	—	845,583

	$39,143,136	$—	$—	$39,143,136

Target Date 2035
Assets:
Investment Companies	$30,290,621	$—	$—	$30,290,621
Money Market Funds	1,243,269	—	—	1,243,269

	$31,533,890	$—	$—	$31,533,890

Target Date 2040
Assets:
Investment Companies	$48,563,913	$—	$—	$48,563,913
Money Market Funds	2,555,131	—	—	2,555,131

	$51,119,044	$—	$—	$51,119,044

Target Date 2045
Assets:
Investment Companies	$6,896,995	$—	$—	$6,896,995
Money Market Funds	384,976	—	—	384,976

	$7,281,971	$—	$—	$7,281,971

Target Date 2050
Assets:
Investment Companies	$10,458,526	$—	$—	$10,458,526
Money Market Funds	283,087	—	—	283,087

	$10,741,613	$—	$—	$10,741,613

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Target Date Retirement Income
Assets:
Investment Companies	$15,100,220	$—	$—	$15,100,220
Money Market Funds	599,208	—	—	599,208

	$15,699,428	$—	$—	$15,699,428

[a]	Futures contracts are shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.
[c]	Forward currency contracts are shown at the unrealized appreciation (depreciation) on the contracts.

The iShares MSCI All Country Asia Information Technology ETF had transfers from Level 2 to Level 1 during the period ended April 30, 2014 in the amount of $55,647, resulting from the resumption of trading after a temporary suspension.

As of July 31, 2013, the iShares MSCI Emerging Markets Materials ETF used observable inputs in determining the value of a certain investment. As of April 30, 2014, the Fund no longer held the investment. As a result, investments with a beginning of period value of $142,565 transferred out of Level 2 in the disclosure hierarchy.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation	$228,015,162	$33,107,977	$(239,752)	$32,868,225
China Large-Cap	5,658,392,404	167,181,594	(941,334,856)	(774,153,262)
Conservative Allocation	167,342,444	9,781,434	(1,044,514)	8,736,920
Core MSCI EAFE	2,013,973,334	192,664,845	(35,510,589)	157,154,256
MSCI Total International Stock	642,755,620	45,499,995	(17,181,322)	28,318,673
Currency Hedged MSCI EAFE	2,333,971	172,697	—	172,697
Developed Small-Cap ex North America	44,865,394	7,853,879	(5,862,425)	1,991,454
FTSE China	28,964,644	3,034,652	(4,327,030)	(1,292,378)
Growth Allocation	268,063,542	29,003,137	(560,837)	28,442,300
Moderate Allocation	232,266,352	17,659,930	(317,431)	17,342,499
Morningstar Multi-Asset Income	185,593,252	2,419,149	(5,160,917)	(2,741,768)
MSCI ACWI	5,071,919,119	972,893,574	(185,200,356)	787,693,218
MSCI ACWI ex U.S.	1,522,530,043	214,740,570	(113,796,195)	100,944,375
MSCI All Country Asia ex Japan	2,281,388,725	344,470,647	(240,187,615)	104,283,032
MSCI All Country Asia ex Japan Small-Cap	5,782,716	874,292	(711,403)	162,889
MSCI All Country Asia Information Technology	5,626,707	931,213	(209,035)	722,178
MSCI EAFE	49,363,820,871	10,947,710,138	(5,525,678,465)	5,422,031,673
MSCI EAFE Growth	1,330,659,650	518,490,083	(35,663,332)	482,826,751
MSCI EAFE Minimum Volatility	1,014,161,196	112,502,071	(21,304,713)	91,197,358
MSCI EAFE Small-Cap	3,648,831,966	766,367,165	(188,236,603)	578,130,562
MSCI EAFE Value	2,443,649,894	418,224,897	(137,509,008)	280,715,889
MSCI Emerging Markets Financials	6,388,574	472,066	(742,216)	(270,150)

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Materials	$7,637,246	$201,975	$(1,398,307)	$(1,196,332)
MSCI Europe Financials	460,996,452	50,301,476	(7,957,086)	42,344,390
MSCI Far East Financials	6,085,919	125,409	(630,147)	(504,738)
MSCI Kokusai	407,652,117	117,502,131	(24,095,611)	93,406,520
MSCI Qatar Capped	7,309,450	37,756	(46,620)	(8,864)
MSCI UAE Capped	17,591,517	13,845	(222,215)	(208,370)
MSCI USA Minimum Volatility	2,408,557,369	229,954,836	(46,793,346)	183,161,490
MSCI USA Momentum Factor	250,060,455	16,447,463	(6,483,841)	9,963,622
MSCI USA Quality Factor	360,737,130	28,388,540	(3,039,997)	25,348,543
MSCI USA Size Factor	112,676,837	17,564,711	(1,552,927)	16,011,784
MSCI USA Value Factor	116,505,654	19,365,263	(1,030,680)	18,334,583
North American Natural Resources	2,168,244,893	408,956,807	(235,959,107)	172,997,700
North American Tech	563,304,659	159,635,577	(28,391,895)	131,243,682
North American Tech-Multimedia Networking	383,918,671	22,204,588	(38,645,200)	(16,440,612)
North American Tech-Software	1,390,506,776	110,723,040	(65,077,318)	45,645,722
NYSE 100	56,179,649	16,245,455	(3,341,886)	12,903,569
NYSE Composite	71,637,604	12,346,415	(9,764,183)	2,582,232
PHLX Semiconductor	414,901,064	15,722,144	(11,737,360)	3,984,784
Target Date 2010	8,529,397	833,476	(103,818)	729,658
Target Date 2015	26,664,984	1,564,864	(156,929)	1,407,935
Target Date 2020	51,427,004	5,300,834	(91,106)	5,209,728
Target Date 2025	39,966,940	4,698,131	(211,077)	4,487,054
Target Date 2030	34,300,197	5,049,464	(206,525)	4,842,939
Target Date 2035	27,319,906	4,270,797	(56,813)	4,213,984
Target Date 2040	43,355,501	7,868,653	(105,110)	7,763,543
Target Date 2045	6,663,683	620,755	(2,467)	618,288
Target Date 2050	9,745,963	999,071	(3,421)	995,650
Target Date Retirement Income	15,132,501	645,158	(78,231)	566,927

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Morningstar Multi-Asset Income ETF, iShares Target Date ETFs and iShares Allocation ETFs are funds of funds that invest primarily in affiliated iShares funds.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

The iShares Currency Hedged MSCI EAFE ETF Currently intends to seek to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Aggressive Allocation
iShares Cohen & Steers REIT ETF	—	107,346	(47)	107,299	$9,168,700	$66,577	$(56)
iShares Core S&P 500 ETF	365,882	153,064	(142,708)	376,238	71,312,150	1,047,195	3,112,939
iShares Core S&P Mid-Cap ETF	245,511	107,304	(38,861)	313,954	42,477,976	393,256	443,001
iShares Core S&P Small-Cap ETF	45,364	57,627	(1,702)	101,289	10,851,091	61,589	59,211
iShares Core Total U.S. Bond Market ETF	107,561	95,051	(4,022)	198,590	21,564,888	253,826	10,874
iShares iBoxx $ High Yield Corporate Bond ETF	61,197	26,168	(16,745)	70,620	6,662,291	274,235	(9,188)
iShares MSCI EAFE ETF	636,003	276,832	(114,832)	798,003	54,519,565	402,239	155,458
iShares MSCI Emerging Markets ETF	103,741	359,618	(3,993)	459,366	18,985,597	43,499	6,027
iShares Short Treasury Bond ETF	86,649	31,756	(89,530)	28,875	3,184,046	165	126
iShares TIPS Bond ETF	29,346	12,752	(5,590)	36,508	4,146,579	13,331	(39,052)

					$242,872,883	$2,555,912	$3,739,340

Conservative Allocation
iShares Core S&P 500 ETF	118,307	23,140	(18,861)	122,586	$23,234,950	$309,581	$395,137
iShares Core S&P Mid-Cap ETF	25,750	4,648	(7,576)	22,822	3,087,817	33,598	220,598
iShares Core S&P Small-Cap ETF	16,211	43,739	(744)	59,206	6,342,739	27,675	19,364
iShares Core Total U.S. Bond Market ETF	414,177	116,391	(19,044)	511,524	55,546,391	777,420	(17,396)
iShares iBoxx $ High Yield Corporate Bond ETF	114,735	22,082	(21,480)	115,337	10,880,893	458,555	(3,715)
iShares MSCI EAFE ETF	248,610	59,965	(11,432)	297,143	20,300,810	134,007	142,929
iShares MSCI Emerging Markets ETF	32,598	32,986	(1,500)	64,084	2,648,591	11,649	3,322
iShares Short Treasury Bond ETF	301,690	56,574	(69,940)	288,324	31,793,487	471	(499)
iShares TIPS Bond ETF	53,909	23,803	(2,480)	75,232	8,544,851	22,537	(6,180)

					$162,380,529	$1,775,493	$753,560

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core MSCI Total International Stock
iShares MSCI Chile Capped ETF	6,444	9,275	(15,719)	—	$—	$773	$(233,297)
iShares MSCI Russia Capped ETF	47,941	206,613	—	254,554	4,413,966	6,445	—

					$4,413,966	$7,218	$(233,297)

Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	—	37,240	(574)	36,666	$2,505,021	$—	$2,314

Growth Allocation
iShares Cohen & Steers REIT ETF	—	107,675	(1,522)	106,153	$9,070,774	$65,885	$(297)
iShares Core S&P 500 ETF	384,370	144,910	(107,334)	421,946	79,975,645	1,110,709	2,250,596
iShares Core S&P Mid-Cap ETF	154,322	56,722	(56,592)	154,452	20,897,355	226,600	1,752,596
iShares Core S&P Small-Cap ETF	44,242	106,659	(2,919)	147,982	15,853,312	74,560	92,016
iShares Core Total U.S. Bond Market ETF	399,073	212,969	(15,736)	596,306	64,752,869	855,542	43,176
iShares iBoxx $ High Yield Corporate Bond ETF	110,177	44,238	(5,780)	148,635	14,022,226	519,263	2,431
iShares MSCI EAFE ETF	527,426	202,046	(117,565)	611,907	41,805,486	343,421	26,428
iShares MSCI Emerging Markets ETF	98,900	283,350	(7,158)	375,092	15,502,553	42,694	3,432
iShares Short Treasury Bond ETF	153,200	53,300	(84,058)	122,442	13,501,679	284	(224)
iShares TIPS Bond ETF	68,260	24,218	(33,088)	59,390	6,745,516	31,104	(168,749)

					$282,127,415	$3,270,062	$4,001,405

Moderate Allocation
iShares Cohen & Steers REIT ETF	—	41,529	—	41,529	$3,548,653	$26,109	$—
iShares Core S&P 500 ETF	246,346	67,588	(98,015)	215,919	40,925,287	641,549	2,891,721
iShares Core S&P Mid-Cap ETF	84,148	22,105	(48,859)	57,394	7,765,408	107,361	1,687,236
iShares Core S&P Small-Cap ETF	34,803	83,732	(2,156)	116,379	12,467,683	57,735	76,877
iShares Core Total U.S. Bond Market ETF	437,293	178,136	(27,090)	588,339	63,887,732	877,327	61,568
iShares iBoxx $ High Yield Corporate Bond ETF	150,892	42,903	(36,572)	157,223	14,832,418	631,984	(12,417)
iShares MSCI EAFE ETF	395,683	116,553	(35,498)	476,738	32,570,740	233,759	278,618
iShares MSCI Emerging Markets ETF	87,683	162,317	(5,432)	244,568	10,107,996	34,343	264
iShares Short Treasury Bond ETF	265,864	78,565	(20,430)	323,999	35,727,369	465	613
iShares TIPS Bond ETF	116,607	30,144	(75,079)	71,672	8,140,506	50,449	(315,026)

					$229,973,792	$2,661,081	$4,669,454

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	97,989	27,919	(15,716)	110,192	$6,534,385	$201,700	$(64,394)
iShares 10-20 Year Treasury Bond ETF	45,084	150	(45,234)	—	—	29,318	(564,693)
iShares 20+ Year Treasury Bond ETF	153,175	45,077	(34,484)	163,768	18,194,625	380,325	(443,303)
iShares Emerging Markets High Yield Bond ETF	108,866	—	(108,866)	—	—	26,782	(553,800)
iShares Emerging Markets Local Currency Bond ETF	—	170,042	(9,955)	160,087	8,073,187	86,686	6,704
iShares Global Infrastructure ETF	57,125	253,876	(311,001)	—	—	130,504	1,378,925

12

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares High Dividend ETF	84,906	270,416	(81,750)	273,572	$20,186,878	$180,298	$348,131
iShares iBoxx $ High Yield Corporate Bond ETF	188,293	111,451	(32,201)	267,543	25,240,007	908,509	30,409
iShares International Developed Real Estate ETF	—	209,122	(1,830)	207,292	6,401,177	33,215	20
iShares International Select Dividend ETF	12,388	264,879	(132,670)	144,597	5,776,650	122,024	452,984
iShares J.P. Morgan USD Emerging Markets Bond ETF	150,889	43,984	(21,086)	173,787	19,493,688	566,141	(114,173)
iShares Mortgage Real Estate Capped ETF	1,227,351	539,608	(246,832)	1,520,127	18,955,984	1,813,272	(343,331)
iShares Select Dividend ETF	232,479	5,102	(226,484)	11,097	830,499	63,068	1,106,830
iShares S&P U.S. Preferred Stock ETF	146,216	10,589	(156,805)	—	—	225,157	(131,864)

					$129,687,080	$4,766,999	$1,108,445

MSCI ACWI
BlackRock Inc.	11,410	4263	(1,160)	14,513	$4,368,413	$68,209	$139,346
PNC Financial Services Group Inc. (The)	75,972	28812	(7,840)	96,944	8,147,174	118,610	165,744

					$12,515,587	$186,819	$305,090

MSCI Kokusai
BlackRock Inc.	2,832	48	(672)	2,208	$664,608	$12,648	$68,604
PNC Financial Services Group Inc. (The)	11,328	690	(3,048)	8,970	753,839	12,645	42,630

					$1,418,447	$25,293	$111,234

MSCI USA Momentum Factor
BlackRock Inc.	5,495	7,503	(6,905)	6,093	$1,833,993	$27,785	$119,456

MSCI USA Size Factor
BlackRock Inc.	555	65	(76)	544	$163,744	$2,941	$(242)
PNC Financial Services Group Inc. (The)	1,902	561	(40)	2,423	203,629	3,102	8

					$367,373	$6,043	$(234)

MSCI USA Value Factor
BlackRock Inc.	625	137	(74)	688	$207,088	$3,463	$1,804
PNC Financial Services Group Inc. (The)	7,216	1,585	(1,197)	7,604	639,040	10,095	12,155

					$846,128	$13,558	$13,959

NYSE 100
BlackRock Inc.	1,203	198	(134)	1,267	$381,367	$6,782	$8,471
PNC Financial Services Group Inc. (The)	3,973	623	(396)	4,200	352,968	5,597	5,966

					$734,335	$12,379	$14,437

NYSE Composite
BlackRock Inc.	739	19	(234)	524	$157,724	$3,070	$17,096
PennyMac Mortgage Investment Trust	216	—	—	216	5,063	501	—
PNC Financial Services Group Inc. (The)	2,418	60	(715)	1,763	148,163	2,420	4,696

					$310,950	$5,991	$21,792

Target Date 2010
iShares Core S&P 500 ETF	10,017	226	(827)	9,416	$1,784,709	$25,495	$12,696
iShares Core S&P Mid-Cap ETF	3,811	96	(306)	3,601	487,215	5,070	4,055
iShares Core S&P Small-Cap ETF	1,859	81	(215)	1,725	184,799	1,597	2,810
iShares Core Total U.S. Bond Market ETF	29,153	1,452	(389)	30,216	3,281,155	53,400	(1,532)
iShares iBoxx $ High Yield Corporate Bond ETF	2,675	96	(10)	2,761	260,473	11,216	(29)
iShares MSCI EAFE ETF	14,065	702	(1,502)	13,265	906,265	7,366	1,484
iShares MSCI Emerging Markets ETF	3,239	439	(427)	3,251	134,364	1,149	(1,995)
iShares Short Treasury Bond ETF	11,123	657	(145)	11,635	1,282,991	18	(7)
iShares TIPS Bond ETF	5,676	365	(167)	5,874	667,169	2,463	(1,481)

					$8,989,140	$107,774	$16,001

13

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Target Date 2015
iShares Cohen & Steers REIT ETF	3,291	2,774	(2,069)	3,996	$341,458	$8,706	$8,497
iShares Core S&P 500 ETF	30,082	18,156	(14,941)	33,297	6,311,113	92,483	692,193
iShares Core S&P Mid-Cap ETF	12,294	7,398	(6,015)	13,677	1,850,498	19,681	217,625
iShares Core S&P Small-Cap ETF	6,429	3,953	(3,356)	7,026	752,695	6,741	104,428
iShares Core Total U.S. Bond Market ETF	64,749	43,917	(29,640)	79,026	8,581,433	150,577	18,506
iShares iBoxx $ High Yield Corporate Bond ETF	6,355	4,157	(2,789)	7,723	728,588	33,781	6,548
iShares MSCI EAFE ETF	44,331	27,597	(22,694)	49,234	3,363,667	33,094	228,055
iShares MSCI Emerging Markets ETF	10,572	8,052	(6,128)	12,496	516,460	5,347	(1,308)
iShares Short Treasury Bond ETF	21,478	14,746	(9,768)	26,456	2,917,303	50	260
iShares TIPS Bond ETF	10,345	7,263	(5,002)	12,606	1,431,790	5,111	2,108

					$26,795,005	$355,571	$1,276,912

Target Date 2020
iShares Cohen & Steers REIT ETF	6,809	3,859	(1,022)	9,646	$824,250	$16,692	$(2,069)
iShares Core S&P 500 ETF	59,783	21,704	(4,294)	77,193	14,631,161	171,064	18,133
iShares Core S&P Mid-Cap ETF	25,438	9,372	(1,799)	33,011	4,466,389	38,006	7,817
iShares Core S&P Small-Cap ETF	13,772	5,337	(1,553)	17,556	1,880,774	13,411	6,980
iShares Core Total U.S. Bond Market ETF	97,883	43,503	(2,025)	139,361	15,133,211	198,487	(6,914)
iShares iBoxx $ High Yield Corporate Bond ETF	10,281	4,385	(92)	14,574	1,374,911	47,621	(104)
iShares MSCI EAFE ETF	90,889	36,226	(9,362)	117,753	8,044,885	53,002	11,689
iShares MSCI Emerging Markets ETF	22,261	11,496	(3,062)	30,695	1,268,624	8,794	(7,589)
iShares Short Treasury Bond ETF	27,874	12,711	(533)	40,052	4,416,534	50	(20)
iShares TIPS Bond ETF	12,220	5,614	(464)	17,370	1,972,885	5,446	(4,449)

					$54,013,624	$552,573	$23,474

Target Date 2025
iShares Cohen & Steers REIT ETF	6,763	3,421	(1,354)	8,830	$754,524	$15,739	$35
iShares Core S&P 500 ETF	58,294	17,902	(6,825)	69,371	13,148,578	158,602	176,156
iShares Core S&P Mid-Cap ETF	25,387	7,989	(3,013)	30,363	4,108,114	36,097	57,438
iShares Core S&P Small-Cap ETF	13,997	4,646	(2,198)	16,445	1,761,753	12,922	31,671
iShares Core Total U.S. Bond Market ETF	73,542	29,007	(6,051)	96,498	10,478,718	142,876	(4,952)
iShares iBoxx $ High Yield Corporate Bond ETF	8,278	3,128	(591)	10,815	1,020,287	36,768	1,203
iShares MSCI EAFE ETF	90,569	31,057	(13,485)	108,141	7,388,193	48,272	58,222
iShares MSCI Emerging Markets ETF	22,697	10,333	(4,186)	28,844	1,192,123	8,195	(6,497)
iShares Short Treasury Bond ETF	17,857	7,248	(1,458)	23,647	2,607,555	30	3
iShares TIPS Bond ETF	6,651	2,706	(644)	8,713	989,622	2,909	(2,105)

					$43,449,467	$462,410	$311,174

14

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Target Date 2030
iShares Cohen & Steers REIT ETF	6,247	3,172	(876)	8,543	$729,999	$15,133	$(1,305)
iShares Core S&P 500 ETF	53,620	16,127	(2,920)	66,827	12,666,389	151,649	6,588
iShares Core S&P Mid-Cap ETF	23,644	7,316	(1,344)	29,616	4,007,045	34,922	6,631
iShares Core S&P Small-Cap ETF	13,151	4,325	(1,294)	16,182	1,733,578	12,648	5,770
iShares Core Total U.S. Bond Market ETF	52,165	20,865	(1,342)	71,688	7,784,600	105,052	(4,755)
iShares iBoxx $ High Yield Corporate Bond ETF	6,310	2,412	(88)	8,634	814,532	29,040	(126)
iShares MSCI EAFE ETF	84,645	28,695	(7,492)	105,848	7,231,535	48,564	9,433
iShares MSCI Emerging Markets ETF	21,668	9,889	(2,718)	28,839	1,191,916	8,422	(6,732)
iShares Short Treasury Bond ETF	10,926	4,487	(259)	15,154	1,671,032	19	(10)
iShares TIPS Bond ETF	2,996	1,237	(122)	4,111	466,927	1,334	(540)

					$38,297,553	$406,783	$14,954

Target Date 2035
iShares Cohen & Steers REIT ETF	4,839	3,115	(708)	7,246	$619,171	$12,578	$(2,225)
iShares Core S&P 500 ETF	41,797	17,388	(2,144)	57,041	10,811,551	126,593	18,656
iShares Core S&P Mid-Cap ETF	18,521	7,911	(1,028)	25,404	3,437,161	29,262	4,783
iShares Core S&P Small-Cap ETF	10,327	4,618	(1,030)	13,915	1,490,714	10,677	5,921
iShares Core Total U.S. Bond Market ETF	31,005	16,567	(915)	46,657	5,066,484	65,280	(3,484)
iShares iBoxx $ High Yield Corporate Bond ETF	4,052	2,088	(69)	6,071	572,738	19,462	(132)
iShares MSCI EAFE ETF	66,788	30,440	(5,774)	91,454	6,248,137	43,104	1,790
iShares MSCI Emerging Markets ETF	17,455	10,191	(2,208)	25,438	1,051,353	7,631	(6,599)
iShares Short Treasury Bond ETF	5,931	3,235	(158)	9,008	993,312	12	(7)

					$30,290,621	$314,599	$18,703

Target Date 2040
iShares Cohen & Steers REIT ETF	8,168	5,026	(1,132)	12,062	$1,030,698	$20,479	$(3,281)
iShares Core S&P 500 ETF	71,631	28,072	(3,295)	96,408	18,273,173	209,488	32,793
iShares Core S&P Mid-Cap ETF	31,712	12,776	(1,592)	42,896	5,803,829	48,406	8,041
iShares Core S&P Small-Cap ETF	17,640	7,410	(1,610)	23,440	2,511,127	17,576	7,839
iShares Core Total U.S. Bond Market ETF	39,430	20,307	(1,220)	58,517	6,354,361	80,204	(4,911)
iShares iBoxx $ High Yield Corporate Bond ETF	5,621	2,790	(105)	8,306	783,588	26,110	(201)
iShares MSCI EAFE ETF	115,561	49,879	(9,383)	156,057	10,661,814	70,142	(945)
iShares MSCI Emerging Markets ETF	30,837	17,233	(3,749)	44,321	1,831,787	12,680	(14,310)
iShares Short Treasury Bond ETF	7,953	4,181	(222)	11,912	1,313,536	15	(9)

					$48,563,913	$485,100	$25,016

Target Date 2045
iShares Cohen & Steers REIT ETF	811	1,114	(177)	1,748	$149,366	$2,724	$(462)
iShares Core S&P 500 ETF	7,281	7,503	(481)	14,303	2,710,991	28,405	5,575
iShares Core S&P Mid-Cap ETF	3,204	3,358	(236)	6,326	855,908	6,511	1,461
iShares Core S&P Small-Cap ETF	1,771	1,887	(224)	3,434	367,884	2,391	1,062
iShares Core Total U.S. Bond Market ETF	2,820	3,442	(155)	6,107	663,159	8,278	(637)
iShares iBoxx $ High Yield Corporate Bond ETF	447	532	(15)	964	90,944	2,993	(20)
iShares MSCI EAFE ETF	11,837	12,806	(1,313)	23,330	1,593,906	9,606	479
iShares MSCI Emerging Markets ETF	3,227	4,114	(571)	6,770	279,804	1,774	(1,773)
iShares Short Treasury Bond ETF	767	945	(34)	1,678	185,033	2	(1)

					$6,896,995	$62,684	$5,684

15

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Target Date 2050
iShares Cohen & Steers REIT ETF	1,667	1,286	(249)	2,704	$231,057	$4,670	$(673)
iShares Core S&P 500 ETF	15,449	8,170	(773)	22,846	4,330,231	50,398	3,860
iShares Core S&P Mid-Cap ETF	6,728	3,629	(357)	10,000	1,353,000	11,446	1,742
iShares Core S&P Small-Cap ETF	3,678	2,048	(356)	5,370	575,288	4,115	1,244
iShares Core Total U.S. Bond Market ETF	3,773	2,513	(135)	6,151	667,937	8,517	(489)
iShares MSCI EAFE ETF	25,275	14,277	(2,051)	37,501	2,562,068	17,146	1,576
iShares MSCI Emerging Markets ETF	7,047	4,938	(856)	11,129	459,962	3,239	(2,707)
iShares Short Treasury Bond ETF	1,537	1,041	(48)	2,530	278,983	3	(2)

					$10,458,526	$99,534	$4,551

Target Date Retirement Income
iShares Core S&P 500 ETF	10,321	2,995	(962)	12,354	$2,341,577	$26,127	$12,133
iShares Core S&P Mid-Cap ETF	3,409	1,001	(309)	4,101	554,865	4,511	3,580
iShares Core S&P Small-Cap ETF	1,397	429	(175)	1,651	176,872	1,193	1,944
iShares Core Total U.S. Bond Market ETF	42,808	14,106	(414)	56,500	6,135,335	78,004	(1,180)
iShares iBoxx $ High Yield Corporate Bond ETF	3,671	1,167	(13)	4,825	455,191	15,314	(7)
iShares MSCI EAFE ETF	13,305	4,306	(1,631)	15,980	1,091,753	6,918	2,099
iShares MSCI Emerging Markets ETF	2,896	1,239	(433)	3,702	153,004	1,020	(579)
iShares Short Treasury Bond ETF	18,533	6,362	(209)	24,686	2,722,125	30	(6)
iShares TIPS Bond ETF	9,818	3,413	(293)	12,938	1,469,498	4,245	(2,739)

					$15,100,220	$137,362	$15,245

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a

16

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

17

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 23, 2014